UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, N.C. 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2017

Item 1. Reports to Stockholders.

Annual Report

October 31, 2017

TIAA-CREF Funds

Equity Funds

The annual report contains the audited financial statements.

Enhanced Large-Cap Growth Index

Enhanced Large-Cap Value Index

Growth & Income

Large-Cap Growth

Large-Cap Value

Mid-Cap Growth

Mid-Cap Value

Small-Cap Equity

Small/Mid-Cap Equity

Social Choice Equity

Social Choice Low Carbon Equity

Emerging Markets Equity

Enhanced International Equity Index

Global Natural Resources

International Equity

International Opportunities

International Small-Cap Equity

Social Choice International Equity

Understanding your report from TIAA-CREF Funds

For the purposes of this report, “TIAA-CREF Funds” refers to the TIAA-CREF Equity Funds listed on the cover of this report.

This annual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of October 31, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of October 31, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	3

Brad Finkle

Letter to investors

Equity markets around the world produced strong double-digit returns during the twelve months ended October 31, 2017. The U.S. economy generated solid growth during the period, and domestic equities advanced in step with that growth. Stocks in foreign developed countries also gained considerable ground, while equities in emerging markets fared even better.

•	The Russell 3000® Index, which measures the performance of the broad U.S. stock market, returned 24.0% for the twelve months. (Please see page 8 for benchmark definitions.)
•	The MSCI EAFE Index, which tracks stock returns in 21 developed-market nations outside North America, also rose considerably, ending the period up 23.4% for the twelve-month period.
•	The MSCI Emerging Markets Index, a performance measure of stocks in 24 developing nations, posted a gain of 26.5% during the twelve-month period.
•	Institutional Class returns for all 18 of the TIAA-CREF Equity Funds produced positive results for their respective reporting periods, and 14 of the funds outperformed their respective benchmarks. The TIAA-CREF International Small-Cap Equity Fund, which commenced operations on December 9, 2016, had a shorter reporting period than the other 17 equity funds.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies during the period.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%.

While equities performed well across the board, over the twelve months, smaller-company stocks outperformed large-cap equities, and growth shares outgained value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Global economic growth drives international stocks higher

Foreign equity markets trailed domestic stocks early in the twelve-month period due to a strong post-election rally in the United States, but steady economic growth around the world helped international stocks outperform U.S. shares over the first ten months of calendar year 2017. The 19-nation eurozone grew at a year-on-year rate of 2.5% during the third calendar quarter of 2017, according to a preliminary estimate—its best performance in six years. Eurozone unemployment continued to decline, while China’s economy continued to outperform developed-market economies. Emerging-market nations were bolstered by the increase in oil prices during the period.

Central bankers around the world took note of global economic growth during the period. While the Fed continued to raise the U.S federal funds target rate, the European Central Bank decided to maintain its policy of buying bonds to stimulate growth, but it also signaled plans to reduce purchases in 2018.

4	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Emerging-markets stocks outpace foreign developed and U.S. equities

After struggling for several years against a strong U.S. dollar, declining commodity prices, weak profits and tepid earnings growth, emerging markets rallied sharply during the period. Many countries experienced economic improvement, helped by the accommodative monetary policies of their central banks and the strengthening global economy. Structural reforms helped boost corporate profitability, while subdued inflation and low interest rates in many countries encouraged capital spending. At the same time, the prices of oil and other commodities moved higher, improving the fundamental backdrop for commodity-based developing nations. A weaker U.S. dollar also was beneficial, as many foreign currencies appreciated against the dollar during the period.

All 18 funds post gains

All 18 of the TIAA-CREF Equity Funds delivered positive performance during their reporting periods, and 14 of them outperformed their respective benchmarks for these periods. The funds’ annual returns ranged from 34.6% for the Emerging Markets Equity Fund to 9.5% for the Global Natural Resources Fund. (All fund returns are for the Institutional Class.)

The Emerging Markets Equity Fund’s 34.6% return solidly outpaced its benchmark, mainly as a result of favorable out-of-benchmark stock allocations. The International Opportunities Fund also posted an outsized gain, returning 30.1%, and widely outperformed its benchmark.

Within the strong-performing growth-oriented funds universe, the Large-Cap Growth Fund, Enhanced Large-Cap Growth Index Fund and Mid-Cap Growth Fund produced returns of 30.2%, 30.0% and 26.5%, respectively, and each outperformed its respective benchmark.

In the small- and mid-cap equity space, the Small/Mid-Cap Equity Fund returned 28.8%, and the Small-Cap Equity Fund gained 28.6%, with both funds outpacing their benchmarks.

The Growth & Income Fund returned 25.5%, finishing ahead of its benchmark, the S&P 500 Index.

Value-oriented stocks had somewhat lower performance during the period but still delivered double-digit growth. The Enhanced Large-Cap Value Index Fund rose 18.0%, slightly better than its benchmark, while the Large-Cap Value Fund rose 17.8% and the Mid-Cap Value Fund returned 17.0%; the latter two fell modestly short of their respective benchmarks.

The Social Choice Low Carbon Equity Fund outperformed its benchmark, with a return of 24.3%, while the Social Choice Equity Fund underperformed its benchmark, with a return of 23.8%.

With commodity prices improving during the period, the Global Natural Resources Fund produced a relatively disappointing 9.5% return, well off the gain of its benchmark, mainly due to stock selections that didn’t perform as anticipated.

Among TIAA-CREF’s remaining international funds, the International Equity Fund posted a solid 26.9% return, the Enhanced International Equity Index Fund gained 24.9% and the Social Choice International Equity Fund advanced 23.5%. All three funds outperformed their benchmarks. The International Small-Cap Equity Fund, which commenced operations on December 9, 2016, also outperformed, returning 29.1% through October 31, 2017.

Stocks keep on ticking …

Investors’ appetite for risk has continued relatively unabated for the past several years. By historical standards, the post-recession rally that began in 2009 is not the longest bull market ever recorded, but it’s approaching that milestone. The more-than 20.0% gains we saw in global stocks over the past twelve months may give us reason to cheer, but at the same time, it may be reason for us also to consider the old maxim that “what goes up must come down.” (Past performance is no guarantee of future results.)

Many economists argue that there aren’t any particularly worrisome stresses in the capital markets as we enter the closing months of 2017. Corporate earnings remained strong through the third quarter, and even if painfully slow, prospects for U.S. tax reform continued to buoy the equity markets. While it may be argued that the valuations of all asset classes are stretched at the moment, in relation to one another, many think they are rationally priced.

Yet market corrections are an inevitable consequence of being invested. And as we’ve counseled many times in the past, trying to “time the market”—making buy and sell decisions based on one’s predictions of future price movements—is more often than not a failed strategy, even for the most seasoned of investment professionals. Instead, we believe investors may be better served by maintaining a diversified portfolio of stocks though a professionally managed mutual fund or series of mutual funds, while also keeping their eyes focused on the long term.

If you have questions or concerns and would like to discuss the current status of your portfolio, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	5

Market monitor

U.S. and foreign equity markets post strong gains in growing global economy

For the twelve months ended October 31, 2017, stock markets in the U.S. and around the world recorded strong gains amid steady global economic growth. The Russell 3000® Index, a broad-based measure of U.S. stock market performance, returned 24.0%. International developed markets also produced strong gains, and emerging markets generated even higher returns.

U.S. economy expands but inflation remains muted

Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, grew at an annualized rate of 1.8% in the final three months of 2016 but slowed to 1.2% during the first quarter of 2017. GDP growth accelerated to 3.1% in the second quarter and finished the third quarter at 3.0%, according to the government’s “advance estimate.” Expansion over the second and third quarters produced the best performance for consecutive quarters since 2014. The pace of growth in the third quarter defied expectations that hurricanes striking Texas and Florida would dampen the economy.

U.S. labor markets grew stronger through the period. Unemployment declined from 4.8% in October 2016 to 4.1% in October 2017—its lowest level in 17 years. Consumer confidence in October reached its highest level since 2000. Existing home sales improved in September after supply shortages and hurricanes muted activity during the late summer months.

Inflation remained stable throughout the period with core inflation—which includes all items except food and energy—at 1.8% for the twelve months ended October 31, 2017. The price per barrel of West Texas Intermediate crude oil rose from nearly $47 on November 1, 2016, to just over $54 on

Rising tide lifts all boats

Global equity: Growth and small-cap stocks lead strong returns Returns for twelve months ended October 31, 2017

Source: U.S. broad market: Russell 3000® Index; International: MSCI All-Country World ex USA Index; U.S. growth: Russell 3000 Growth Index; U.S. value: Russell 3000 Value Index; U.S. small-cap: Russell 2000® Index; U.S. large-cap: Russell 1000® Index. As of October 31, 2017.

October 31, 2017—the highest sustained price level since the summer of 2015. The U.S. dollar lost ground against most major currencies over the twelve months.

Growth-oriented shares and small-cap stocks gain most

In the U.S. equity market, growth stocks were favored over value shares across all market capitalizations for the twelve-month period. Small-cap stocks returned 27.9% during the period. Large-cap stocks gained 23.7% and mid-cap shares advanced 21.1%. Among large-cap stocks, growth shares gained 29.7% and value equities climbed 17.8%. Mid-cap growth shares returned 26.3% and mid-cap value stocks gained 17.1%. Among small-cap stocks, growth equities returned 31.0% while value shares advanced 24.8%. (Returns by investment style and capitalization size are based on Russell indexes.)

Internationally, developed- and emerging-markets stocks lost ground in the fourth quarter of 2016 but posted strong gains during 2017, through October 31. For the twelve-month period, the MSCI EAFE Index, which tracks stock performance in 21 developed-market countries outside North America, gained 23.4%, while the MSCI Emerging Markets Index advanced 26.5%.

Central bankers react cautiously to rebounding economies

Early in the period, U.S. equity markets enjoyed a post-election rally as investors anticipated the possibility of new policies to stimulate the economy. Markets idled early in 2017 as the administration’s health care legislation stalled in Congress. But the combination of steady economic growth, higher corporate profits and strong labor markets—with no increase in inflation—powered stock prices through the remainder of the period.

During the period, the Federal Reserve took several cautious steps to reverse economic stimulus policies that had been in place for nearly a decade. It increased the federal funds target rate three times over the twelve-month period, raising the key short-term interest-rate measure from 0.25%–0.50% in October 2016 to 1.00%–1.25% by period-end. The Fed also decided to begin slowly reducing its portfolio of bonds purchased in past years to boost the economy, and it signaled another potential rate hike in December.

European economies posted solid growth, and unemployment fell during the period. Inflation in the 19-nation eurozone remained well below the target range set by central bankers. As a result, the European Central Bank left its benchmark interest rate unchanged at 0.00% but indicated it may reduce the pace of bond purchases it makes as part of a strategy to stimulate the economy. The Bank of England, which had debated increasing its benchmark rate for the first time in a decade, did so immediately after the reporting period ended.

6	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	7

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI All Country World ex USA Index measures the performance of large- and mid-cap stocks in 46 developed-and emerging-market countries, excluding the United States.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed-market countries outside North America—in Europe, Australasia, and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 24 emerging-market countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Mid-cap indexes

The Russell Midcap® Growth Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Growth Index measures the performance of those stocks of the Russell Midcap Index with higher relative forecasted growth rates and price/book ratios.

The Russell Midcap Value Index is a subset of the Russell Midcap Index, which measures the performance of the stocks of the 800 smallest companies in the Russell 1000 Index, based on market capitalization. The Russell Midcap Value Index measures the performance of those stocks of the Russell Midcap Index with lower relative forecasted growth rates and price/book ratios.

Small/mid-cap index

The Russell 2500® Index is a subset of the Russell 3000 Index and measures the smallest 2,500 companies, covering small- and mid-cap market capitalizations, in the Russell 3000 Index.

Small-cap indexes

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

The MSCI ACWI ex USA Small Cap Index measures the performance of small-cap stocks in 22 developed-market countries, excluding the United States, and 24 emerging-market countries.

Specialty equity index

The MSCI All Country World Commodity Producers Sector Capped Index measures the performance of the stocks of commodity producers in 47 developed and emerging-market nations throughout the world. The index is composed of three sectors—energy, metals and agriculture. The weight of each sector is fixed at one-third of the index.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000, Russell 3000 and Russell Midcap are trademarks and service marks of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to  any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

8	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2017–October 31, 2017).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	9

Enhanced Large-Cap Growth Index Fund

Expense example

Six months ended October 31, 2017

Enhanced Large-Cap Growth Index Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,125.51	$1.71
Advisor Class	1,000.00	1,124.70	2.30
5% annual hypothetical return
Institutional Class	1,000.00	1,023.59	1.63
Advisor Class	1,000.00	1,023.04	2.19

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class and 0.43% for the Advisor Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Information technology	40.1
Consumer discretionary	18.9
Industrials	13.1
Health care	11.3
Financials	5.3
Consumer staples	5.1
Materials	3.1
Real estate	1.7
Telecommunication services	0.5
Energy	0.3
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the twelve months ended October 31, 2017

The Enhanced Large-Cap Growth Index Fund returned 29.96% for the Institutional Class, compared with the 29.71% return of its benchmark, the Russell 1000® Growth Index. The table below shows returns for all share classes of the fund.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies during the period.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis. The price per barrel of West Texas Intermediate crude oil rose from nearly $47 on November 1, 2016, to just over $54 on October 31, 2017.

For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 23.98%. Smaller stocks outperformed large-cap equities, and growth shares outgained value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the five years ended October 31, 2017, the Russell 1000 Growth Index had an average annual gain of 16.83%, outperforming the 13.48% and 15.12% average annual returns of the Russell 1000 Value Index and the Russell 3000 Index, respectively.

Performance as of October 31, 2017

Enhanced Large-Cap Growth Index Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	TLIIX	11/30/07	29.96%	16.21%		9.36%		0.34%	0.34%
Advisor Class	TECGX	12/4/15	29.86	16.19	†	9.34	†	0.43	0.43
Russell 1000 Growth Index		—	29.71	16.83		9.62	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

10	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Technology drives the benchmark’s robust advance

Ten of the eleven industry sectors in the Russell 1000 Growth Index posted gains for the twelve months. Information technology, the largest sector for the period, surged 41.4% and contributed nearly one-half of the index’s return, buoyed by strong earnings reports. Consumer discretionary and health care, the next-largest sectors, rose 22.6% and 29.6%, respectively, and also made significant return contributions. Together, these three sectors represented nearly 70.0% of the benchmark’s total market capitalization on October 31, 2017. Energy, the sole decliner, returned –4.4%. However, the sector had only a 0.6% weighting.

For the twelve-month period, four of the benchmark’s five largest holdings generated returns that surpassed the overall performance of the index. Shares of Apple, the largest stock in the index and its top performer, benefited from a resurgence in iPad sales and continued growth in Mac sales. Microsoft, Amazon.com and Facebook also outperformed, while Alphabet, the parent company of Google, trailed modestly.

Stock selections lift the fund above its benchmark

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques in an attempt to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

During the period, stock selections using the enhanced indexing methodology generally helped the fund outperform its benchmark. The top three contributors were overweight positions in semiconductor equipment makers Lam Research and Applied Materials, both of which reported record operating profits, and an underweight in General Electric, whose shares fell amid uncertainty surrounding the company’s earnings outlook and ability to pay dividends.

These positive effects were partially mitigated by certain unfavorable stock choices. The largest detractor was an overweight position in Internet service provider Akamai Technologies, which experienced weakness in its media division. Next in line were overweight positions in technology company F5 Networks and industrial supply firm W.W. Grainger.

$10,000 invested at fund’s inception

Institutional Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size
Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	61.0
More than $15 billion–$50 billion	20.1
More than $2 billion–$15 billion	18.9
Total	100.0

Fund profile
as of 10/31/2017
Net assets	$2.58 billion
Number of holdings	250
Portfolio turnover rate	91%
Weighted median market capitalization	$89.37 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.2

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	11

Enhanced Large-Cap Value Index Fund

Expense example

Six months ended October 31, 2017

Enhanced Large-Cap Value Index Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,062.31	$1.66
Advisor Class	1,000.00	1,061.31	2.23
5% annual hypothetical return
Institutional Class	1,000.00	1,023.59	1.63
Advisor Class	1,000.00	1,023.04	2.19

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class and 0.43% for the Advisor Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Financials	27.8
Health care	12.4
Information technology	10.6
Energy	10.2
Industrials	8.0
Consumer staples	7.7
Consumer discretionary	7.1
Utilities	6.1
Materials	3.8
Real estate	3.8
Telecommunication services	2.0
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Performance for the twelve months ended October 31, 2017

The Enhanced Large-Cap Value Index Fund returned 18.04% for the Institutional Class, compared with the 17.78% return of its benchmark, the Russell 1000® Value Index. The table below shows returns for all share classes of the fund.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies during the period.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis.

For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 23.98%. Smaller stocks outperformed large-cap equities, and growth shares outgained value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the five years ended October 31, 2017, the Russell 1000 Value Index had an average annual gain of 13.48%, lagging the 16.83% and 15.12% average annual returns of the Russell 1000 Growth Index and the Russell 3000 Index, respectively.

Performance as of October 31, 2017

Enhanced Large-Cap Value Index Fund			Total return	Average annual total return				Annual operating expenses*
		Inception				since
	Ticker	date	1 year	5 years		inception		gross	net
Institutional Class	TEVIX	11/30/07	18.04%	12.86%		6.02%		0.34%	0.34%
Advisor Class	TELCX	12/4/15	17.92	12.83	†	6.01	†	0.43	0.43
Russell 1000 Value Index		—	17.78	13.48		6.58	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

12	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Financials lead the benchmark higher

Ten of the eleven industry sectors in the Russell 1000 Value Index advanced for the twelve months. Financials, the largest sector for the period, gained 36.1% and contributed nearly one-half of the index’s return amid expectations for less government regulation. Health care, the next-largest sector, rose 15.8% and also made a significant return contribution, as did information technology and industrials, which gained 27.6% and 17.9%, respectively. These four sectors accounted for close to 60.0% of the benchmark’s total market capitalization on October 31, 2017.

Telecommunication services was the worst-performing component, returning –2.7% due to slow growth and price competition in the sector.

For the twelve-month period, four of the benchmark’s five largest stocks generated returns that surpassed the overall performance of the index. These were Bank of America, which led the gains, followed by JPMorgan Chase, Berkshire Hathaway and Johnson & Johnson. Exxon Mobil generated a positive yet relatively subdued return, despite improving earnings.

Stock choices aid the fund’s relative performance

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques in an attempt to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index, while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

During the period, stock selections using the enhanced indexing methodology had both positive and negative effects on relative performance, but the net result was to increase the fund’s return relative to that of its benchmark. The largest contributor to relative performance was an underweight position in General Electric, whose shares fell amid uncertainty surrounding the company’s earnings outlook and ability to pay dividends. Not far behind were overweights in chemical producer Huntsman and ON Semiconductor.

The biggest detractor from relative returns was an overweight position in AmTrust, a worker’s compensation insurer that restated its earnings due to accounting errors. The next-largest detractors were overweights in International Game Technology and retail pharmacy chain CVS Health.

$10,000 invested at fund’s inception

Institutional Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size
Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	53.4
More than $15 billion–$50 billion	23.2
More than $2 billion–$15 billion	23.1
$2 billion or less	0.3
Total	100.0

Fund profile
as of 10/31/2017
Net assets	$2.48 billion
Number of holdings	314
Portfolio turnover rate	99%
Weighted median market capitalization	$63.29 billion
Price/earnings ratio (weighted 12-month trailing average)†	19.9

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	13

Growth & Income Fund

Expense example

Six months ended October 31, 2017

Growth & Income Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,104.90	$2.12
Advisor Class	1,000.00	1,103.42	3.08
Premier Class	1,000.00	1,103.97	2.92
Retirement Class	1,000.00	1,103.37	3.45
Retail Class	1,000.00	1,103.49	3.71
5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	2.04
Advisor Class	1,000.00	1,022.28	2.96
Premier Class	1,000.00	1,022.43	2.80
Retirement Class	1,000.00	1,021.93	3.31
Retail Class	1,000.00	1,021.68	3.57

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.58% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.70% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Information technology	28.1
Health care	14.8
Financials	13.1
Consumer discretionary	11.3
Industrials	11.2
Consumer staples	9.2
Energy	5.7
Materials	3.9
Utilities	1.6
Telecommunication services	0.4
Real estate	0.3
Short-term investments, other assets & liabilities, net	0.4
Total	100.0

Performance for the twelve months ended October 31, 2017

The Growth & Income Fund returned 25.52% for the Institutional Class, compared with the 23.63% return of its benchmark, the S&P 500® Index. The table below shows returns for all share classes of the fund.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies during the period.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis. The price per barrel of West Texas Intermediate crude oil rose from nearly $47 on November 1, 2016, to just over $54 on October 31, 2017.

For the twelve months, the large-cap-oriented S&P 500 Index slightly under-performed the Russell 3000® Index, a broad measure of the U.S. stock market, which gained 23.98%. A portion of the Russell 3000 Index consists of small-cap equities, which outperformed large caps for the period.

For the ten years ended October 31, 2017, the S&P 500 Index produced an average annual gain of 7.51%, trailing the 7.61% average annual return of the Russell 3000 Index.

Performance as of October 31, 2017

Growth & Income Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TIGRX	7/1/99	25.52%	15.44%		8.19%		0.42%	0.42%
Advisor Class	TGIHX	12/4/15	25.32	15.41	†	8.17	†	0.50	0.50
Premier Class	TRPGX	9/30/09	25.31	15.26		8.07	†	0.57	0.57
Retirement Class	TRGIX	10/1/02	25.14	15.14		7.92		0.67	0.67
Retail Class	TIIRX	3/31/06	25.11	15.07		7.90		0.72	0.72
S&P 500 Index		—	23.63	15.18		7.51		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

14	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Technology leads the benchmark higher

Ten of the eleven industry sectors in the S&P 500 Index posted positive results for the twelve months. Information technology, the index’s most heavily weighted sector, had the biggest impact with a gain of 39.0% amid continued strong sales and profit growth. The benchmark’s second-largest sector, financials, advanced 37.1%, benefiting from rising interest rates. Industrials, another sizable sector, also outperformed, rising 25.1%. Together, these three sectors made up nearly 50.0% of the index’s total market capitalization as of October 31, 2017. Among other large sectors in the benchmark, health care rose 22.6% and consumer discretionary was up 19.7%. Telecommunication services, the smallest sector, was the sole decliner at –1.4%.

For the twelve-month period, four of the benchmark’s five largest stocks generated returns that surpassed the overall performance of the index. Apple had the largest gains, while Microsoft, Amazon.com and Facebook also outperformed. Johnson & Johnson generated returns that nearly matched the index’s performance.

Stock selection helps fund outperform the benchmark

The fund outperformed its benchmark largely due to overweight positions in two strong-performing stocks, as well as an out-of-index pick. The top contributor was an overweight in information technology company NVIDIA Corporation, which soared on strength in the company’s core gaming business and rapid adoption of other new products and services. Next was a nonbenchmark holding in video game firm Take-Two Interactive Software, which posted triple-digit gains, followed by an overweight in strong-performing Bank of America, which benefited from increased revenues and earnings.

Positions in three declining stocks tempered the impact of these positive factors. Chief among these was an out-of-benchmark position in oil and gas exploration firm Continental Resources, which was perceived as overvalued. Next were an overweight position in toy maker Mattel, which reported disappointing earnings for the third quarter of 2017, and a nonbenchmark position in retailer JCPenney, which experienced declining revenues.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size
Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	61.4
More than $15 billion–$50 billion	21.0
More than $2 billion–$15 billion	16.7
$2 billion or less	0.9
Total	100.0

Fund profile
as of 10/31/2017
Net assets	$6.72 billion
Number of holdings	281
Portfolio turnover rate	76%
Weighted median market capitalization	$72.40 billion
Price/earnings ratio (weighted 12-month trailing average)†	29.2

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	15

Large-Cap Growth Fund

Expense example

Six months ended October 31, 2017

Large-Cap Growth Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,148.08	$2.27
Advisor Class	1,000.00	1,146.94	3.30
Premier Class	1,000.00	1,147.11	3.08
Retirement Class	1,000.00	1,146.64	3.68
Retail Class	1,000.00	1,146.79	4.06
5% annual hypothetical return
Institutional Class	1,000.00	1,023.09	2.14
Advisor Class	1,000.00	1,022.13	3.11
Premier Class	1,000.00	1,022.33	2.91
Retirement Class	1,000.00	1,021.78	3.47
Retail Class	1,000.00	1,021.42	3.82

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.42% for the Institutional Class, 0.61% for the Advisor Class, 0.57% for the Premier Class, 0.68% for the Retirement Class and 0.75% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Information technology	48.2
Consumer discretionary	17.0
Health care	16.0
Industrials	8.3
Consumer staples	3.4
Materials	3.0
Financials	1.8
Energy	1.0
Telecommunication services	0.4
Short-term investments, other assets & liabilities, net	0.9
Total	100.0

Performance for the twelve months ended October 31, 2017

The Large-Cap Growth Fund returned 30.19% for the Institutional Class, compared with the 29.71% return of its benchmark, the Russell 1000® Growth Index. The table below shows returns for all share classes of the fund.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies during the period.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis. The price per barrel of West Texas Intermediate crude oil rose from nearly $47 on November 1, 2016, to just over $54 on October 31, 2017.

For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 23.98%. Smaller stocks outperformed large-cap equities, and growth shares outgained value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended October 31, 2017, the Russell 1000 Growth Index had an average annual gain of 9.13%, outperforming the 5.99% and 7.61% average annual returns of the Russell 1000 Value Index and the Russell 3000 Index, respectively.

Performance as of October 31, 2017

Large-Cap Growth Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TILGX	3/31/06	30.19%	17.90%		8.66%		0.43%	0.43%
Advisor Class	TILHX	12/4/15	30.02	17.87	†	8.64	†	0.52	0.52
Premier Class	TILPX	9/30/09	30.00	17.74		8.53	†	0.58	0.58
Retirement Class	TILRX	3/31/06	29.83	17.59		8.37		0.68	0.68
Retail Class	TIRTX	3/31/06	29.84	17.51		8.33		0.76	0.76
Russell 1000 Growth Index		—	29.71	16.83		9.13		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

16	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Technology drives the benchmark’s robust advance

Ten of the eleven industry sectors in the Russell 1000 Growth Index posted gains for the twelve months. Information technology, the largest sector for the period, surged 41.4% and contributed nearly one-half of the index’s return, buoyed by strong earnings reports. Consumer discretionary and health care, the next-largest sectors, rose 22.6% and 29.6%, respectively, and also made significant return contributions. Together, these three sectors represented nearly 70.0% of the benchmark’s total market capitalization on October 31, 2017. Energy, the sole decliner, returned –4.4%. However, the sector had only a 0.6% weighting.

For the twelve-month period, four of the benchmark’s five largest holdings generated returns that surpassed the overall performance of the index. Shares of Apple, the largest stock in the index and its top performer, benefited from a resurgence in iPad sales and continued growth in Mac sales. Microsoft, Amazon.com and Facebook also outperformed, while Alphabet, the parent company of Google, trailed modestly.

Stock choices boost the fund’s relative return

The fund outperformed its benchmark mainly because of numerous successful stock selections. Chief among these was an overweight position in software company Adobe Systems, whose shares soared to a record high after management issued a positive earnings outlook for 2018. The next-largest contributors were a nonbenchmark holding in Chinese Internet provider Tencent Holdings and overweights in Internet retailer IAC/InterActive and semiconductor maker Broadcom.

These positive effects were partly mitigated by certain unfavorable stock allocations. The largest detractor in the fund was an underweight position in Apple, which performed well during the period. Overweight holdings in media ratings company Nielsen and biotechnology firm Celgene, as well as an underweight investment in Boeing, also hurt relative results.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size
Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	66.6
More than $15 billion–$50 billion	27.0
More than $2 billion–$15 billion	6.2
$2 billion or less	0.2
Total	100.0

Fund profile
as of 10/31/2017
Net assets	$4.81 billion
Number of holdings	91
Portfolio turnover rate	94%
Weighted median market capitalization	$86.57 billion
Price/earnings ratio (weighted 12-month trailing average)†	31.6

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	17

Large-Cap Value Fund

Expense example

Six months ended October 31, 2017

Large-Cap Value Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,049.92	$2.07
Advisor Class	1,000.00	1,049.41	2.58
Premier Class	1,000.00	1,049.52	2.84
Retirement Class	1,000.00	1,048.49	3.36
Retail Class	1,000.00	1,048.58	3.67
5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	2.04
Advisor Class	1,000.00	1,022.68	2.55
Premier Class	1,000.00	1,022.43	2.80
Retirement Class	1,000.00	1,021.93	3.31
Retail Class	1,000.00	1,021.63	3.62

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.50% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.71% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Financials	24.6
Information technology	12.6
Health care	12.4
Energy	11.8
Industrials	8.9
Consumer discretionary	8.4
Consumer staples	8.1
Materials	6.9
Telecommunication services	3.3
Utilities	2.1
Real estate	0.8
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the twelve months ended October 31, 2017

The Large-Cap Value Fund returned 17.77% for the Institutional Class, compared with the 17.78% return of its benchmark, the Russell 1000® Value Index. The table below shows returns for all share classes of the fund.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies during the period.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis.

For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 23.98%. Smaller stocks outperformed large-cap equities, and growth shares outgained value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended October 31, 2017, the Russell 1000 Value Index had an average annual gain of 5.99%, trailing the 9.13% and 7.61% average annual returns of the Russell 1000 Growth Index and the Russell 3000 Index, respectively.

Performance as of October 31, 2017

Large-Cap Value Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TRLIX	10/1/02	17.77%	13.08%		5.78%		0.41%	0.41%
Advisor Class	TRLHX	12/4/15	17.64	13.05	†	5.76	†	0.52	0.52
Premier Class	TRCPX	9/30/09	17.59	12.91		5.65	†	0.56	0.56
Retirement Class	TRLCX	10/1/02	17.46	12.80		5.51		0.66	0.66
Retail Class	TCLCX	10/1/02	17.35	12.71		5.48		0.73	0.73
Russell 1000 Value Index		—	17.78	13.48		5.99		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

18	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Financials lead the benchmark higher

Ten of the eleven industry sectors in the Russell 1000 Value Index advanced for the twelve months. Financials, the largest sector for the period, gained 36.1% and contributed nearly one-half of the index’s return amid expectations for less government regulation. Health care, the next-largest sector, rose 15.8% and also made a significant return contribution, as did information technology and industrials, which gained 27.6% and 17.9%, respectively. These four sectors accounted for close to 60.0% of the benchmark’s total market capitalization on October 31, 2017.

Telecommunication services was the worst-performing component, returning –2.7% due to slow growth and price competition in the sector.

For the twelve-month period, four of the benchmark’s five largest stocks generated returns that surpassed the overall performance of the index. These were Bank of America, which led the gains, followed by JPMorgan Chase, Berkshire Hathaway and Johnson & Johnson. Exxon Mobil generated a positive yet relatively subdued return, despite improving earnings.

Fund’s results nearly match the benchmark’s

The fund only marginally trailed its benchmark index, as the positive and negative effects of its various exposures versus the index largely offset one another. On the negative side, the biggest detractor was an overweight holding in JCPenney, whose profits were impacted by store closings and increased discounting. An out-of-benchmark position in Cenovus Energy and an overweight in toy maker Mattel were also unfavorable.

On the positive side, several stock choices aided relative results, led by a nonbenchmark holding in Via Varejo, a Brazilian retailer that is adding new stores. The next-largest contributors were overweights in equipment maker Terex, which announced that it was being acquired, and Bank of America, which benefited from cost-cutting measures and easing regulatory issues, among other factors.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	49.8
More than $15 billion–$50 billion	16.8
More than $2 billion–$15 billion	28.9
$2 billion or less	4.5
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$7.01 billion
Number of holdings	183
Portfolio turnover rate	53%
Weighted median market capitalization	$48.20 billion
Price/earnings ratio (weighted 12-month trailing average)†	40.3

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	19

Mid-Cap Growth Fund

Expense example

Six months ended October 31, 2017

Mid-Cap Growth Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,111.63	$2.50
Advisor Class	1,000.00	1,111.16	3.03
Premier Class	1,000.00	1,111.37	3.30
Retirement Class	1,000.00	1,110.32	3.83
Retail Class	1,000.00	1,109.95	4.31
5% annual hypothetical return
Institutional Class	1,000.00	1,022.84	2.40
Advisor Class	1,000.00	1,022.33	2.91
Premier Class	1,000.00	1,022.08	3.16
Retirement Class	1,000.00	1,021.58	3.67
Retail Class	1,000.00	1,021.12	4.13

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.47% for the Institutional Class, 0.57% for the Advisor Class, 0.62% for the Premier Class, 0.72% for the Retirement Class and 0.81% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Information technology	29.8
Industrials	16.9
Consumer discretionary	15.5
Health care	13.2
Financials	8.7
Materials	8.4
Consumer staples	2.4
Real estate	2.3
Energy	1.4
Short-term investments, other assets & liabilities, net	1.4
Total	100.0

Performance for the twelve months ended October 31, 2017

The Mid-Cap Growth Fund returned 26.48% for the Institutional Class, compared with the 26.25% return of its benchmark, the Russell Midcap® Growth Index. The table below shows returns for all share classes of the fund.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis.

For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 23.98%. Small-cap shares outpaced large caps, and large caps led mid caps. Growth stocks outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended October 31, 2017, mid-cap growth stocks outperformed both the broader market and mid-cap value stocks. The Russell Midcap Growth Index registered an average annual return of 8.23%, while the Russell 3000 and Russell Midcap Value indexes had average annual returns of 7.61% and 7.90%, respectively.

Performance as of October 31, 2017

Mid-Cap Growth Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TRPWX	10/1/02	26.48%	13.47%		7.05%		0.47%	0.47%
Advisor Class	TCMHX	12/4/15	26.41	13.46	†	7.04	†	0.56	0.56
Premier Class	TRGPX	9/30/09	26.30	13.32		6.92	†	0.62	0.62
Retirement Class	TRGMX	10/1/02	26.20	13.19		6.78		0.72	0.72
Retail Class	TCMGX	10/1/02	26.10	13.11		6.74		0.78	0.78
Russell Midcap Growth Index		—	26.25	15.34		8.23		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

20	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Technology propels the strong rise in the index

Ten of the eleven industry sectors in the Russell Midcap Growth Index recorded gains for the twelve months. Information technology—the index’s largest component for the period—was, by a wide margin, the top contributor to the benchmark’s return, gaining 43.2% amid robust earnings growth in the sector. The heavily weighted health care and industrials sectors climbed 32.8% and 25.3%, respectively, and also made significant return contributions. These three sectors comprised more than one-half of the benchmark’s total market capitalization on October 31, 2017. Consumer staples was the only declining sector, returning –3.9%.

For the twelve-month period, four of the benchmark’s five largest stocks generated returns that surpassed the overall performance of the index. These were semiconductor equipment maker Lam Research, insurer Progressive and health care companies Illumina and Zoetis. Semiconductor maker Analog Devices posted a double-digit gain but lagged the index.

Stock selections help the fund outperform

The fund outperformed the benchmark on the strength of several stock choices. The top contributor to relative performance was an overweight holding in Internet retailer IAC/InterActive, whose stock soared on news that the company planned to acquire consumer review site Angie’s List. A nonbenchmark holding in Lumentum and an overweight position in Harman International were the next-largest contributors. Lumentum, a manufacturer of fiber-optic components, benefited from the increasing use of its products in smartphones. Harman International, an auto parts supplier, rose after being acquired by Samsung Electronics.

These positive effects were partially offset by certain unsuccessful stock selections. The largest detractors were overweight positions in toy maker Mattel, which experienced slowing sales, and consumer and commercial products company Newell Brands, which faced higher input costs. A lack of exposure to medical device company Align Technology also hurt relative performance.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	0.4
More then $15 billion–$50 billion	49.4
More than $2 billion–$15 billion	49.0
$2 billion or less	1.2
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$1.59 billion
Number of holdings	131
Portfolio turnover rate	71%
Weighted median market capitalization	$14.17 billion
Price/earnings ratio (weighted 12-month trailing average)†	37.7

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	21

Mid-Cap Value Fund

Expense example

Six months ended October 31, 2017

Mid-Cap Value Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,046.84	$2.01
Advisor Class	1,000.00	1,045.59	2.99
Premier Class	1,000.00	1,045.67	2.78
Retirement Class	1,000.00	1,045.42	3.30
Retail Class	1,000.00	1,044.92	3.50
5% annual hypothetical return
Institutional Class	1,000.00	1,023.24	1.99
Advisor Class	1,000.00	1,022.28	2.96
Premier Class	1,000.00	1,022.48	2.75
Retirement Class	1,000.00	1,021.98	3.26
Retail Class	1,000.00	1,021.78	3.47

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.39% for the Institutional Class, 0.58% for the Advisor Class, 0.54% for the Premier Class, 0.64% for the Retirement Class and 0.68% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Financials	20.0
Industrials	12.9
Utilities	10.8
Energy	10.2
Real estate	9.0
Consumer discretionary	8.5
Information technology	8.1
Materials	7.4
Health care	6.2
Consumer staples	5.4
Telecommunication services	1.0
Short-term investments, other assets & liabilities, net	0.5
Total	100.0

Performance for the twelve months ended October 31, 2017

The Mid-Cap Value Fund returned 17.03% for the Institutional Class, compared with the 17.12% return of its benchmark, the Russell Midcap® Value Index. The table below shows returns for all share classes of the fund.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis.

For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 23.98%. Small-cap shares outpaced large caps, and large caps led mid caps. Growth stocks outperformed value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended October 31, 2017, the mid-cap value asset class outperformed the broader market, as evidenced by the 7.90% return of the Russell Midcap Value Index, compared with the 7.61% average annual return of the Russell 3000 Index. The Russell Midcap Growth Index had an average annual return of 8.23% for the same period.

Performance as of October 31, 2017

Mid-Cap Value Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TIMVX	10/1/02	17.03%	13.24%		6.58%		0.41%	0.41%
Advisor Class	TRVHX	12/4/15	16.87	13.19	†	6.56	†	0.49	0.49
Premier Class	TRVPX	9/30/09	16.81	13.06		6.45	†	0.56	0.56
Retirement Class	TRVRX	10/1/02	16.73	12.95		6.32		0.66	0.66
Retail Class	TCMVX	10/1/02	16.70	12.89		6.31		0.71	0.71
Russell Midcap Value Index		—	17.12	14.49		7.90		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

22	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Four sectors post outsized gains

Eight of the eleven industry sectors in the Russell Midcap Value Index registered gains for the twelve months, with four achieving returns above 25.0%. With a 35.8% increase, information technology was the best-performing sector and a major contributor to the benchmark’s return for the period. Financials, the index’s largest sector, gained 31.5% and made the largest contribution to performance. Materials and industrials rose 28.0% and 27.7%, respectively, and also made meaningful return contributions. Together, these four sectors accounted for nearly one-half of the total market capitalization of the index on October 31, 2017.

The consumer staples sector returned –5.5% and had the largest negative impact on the benchmark’s results, followed by telecommunication services, a relatively small component that returned –15.3% amid slow growth and price competition. Energy was the remaining detractor, returning –1.9%.

For the twelve-month period, four of the benchmark’s five largest stocks generated returns that surpassed the overall performance of the index. These stocks were Marathon Petroleum, SunTrust Banks, real estate investment trust Prologis and forest products company Weyerhaeuser. Sempra Energy generated a double-digit gain but underperformed.

Fund performs broadly in line with the benchmark

The fund’s return nearly matched that of the index, as the negative effects of its various exposures relative to the index offset other positive effects. These negative effects included certain stock choices, most notably a nonbenchmark holding in Babcock & Wilcox. Shares of this power generation company fell sharply in response to losses in its renewable energy division. The next-largest detractors were overweights in JCPenney, whose profits were impacted by store closings and increased discounting, and energy producer Continental Resources, which faced concerns about its ability to generate cash flow.

On the positive side, relative results were aided by an overweight in Ameriprise Financial, which reported strong earnings growth in its wealth management unit. Other top contributors were nonbenchmark positions in CSX, a rail-based transportation provider that hired a new chief executive officer, and Lumentum, a manufacturer of fiber-optic components that benefited from the increasing use of its products in smartphones.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	1.9
More than $15 billion–$50 billion	43.8
More than $2 billion–$15 billion	50.4
$2 billion or less	3.9
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$4.51 billion
Number of holdings	237
Portfolio turnover rate	26%
Weighted median market capitalization	$13.77 billion
Price/earnings ratio (weighted 12-month trailing average)†	28.2

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	23

Small-Cap Equity Fund

Expense example

Six months ended October 31, 2017

Small-Cap Equity Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,082.07	$2.15
Advisor Class	1,000.00	1,081.63	2.47
Premier Class	1,000.00	1,081.49	2.94
Retirement Class	1,000.00	1,080.79	3.46
Retail Class	1,000.00	1,080.50	3.72
5% annual hypothetical return
Institutional Class	1,000.00	1,023.14	2.09
Advisor Class	1,000.00	1,022.84	2.40
Premier Class	1,000.00	1,022.38	2.85
Retirement Class	1,000.00	1,021.88	3.36
Retail Class	1,000.00	1,021.63	3.62

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.41% for the Institutional Class, 0.47% for the Advisor Class, 0.56% for the Premier Class, 0.66% for the Retirement Class and 0.71% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Information technology	17.4
Financials	17.3
Industrials	15.0
Health care	14.0
Consumer discretionary	10.9
Real estate	6.3
Materials	4.9
Energy	4.3
Utilities	3.6
Consumer staples	2.9
Telecommunication services	0.9
Short-term investments, other assets & liabilities, net	2.5
Total	100.0

Performance for the twelve months ended October 31, 2017

The Small-Cap Equity Fund returned 28.64% for the Institutional Class, compared with the 27.85% return of its benchmark, the Russell 2000® Index. The table below shows returns for all share classes of the fund.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies during the period.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis. The price per barrel of West Texas Intermediate crude oil rose from nearly $47 on November 1, 2016, to just over $54 on October 31, 2017.

For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 23.98%. Smaller stocks outperformed large-cap equities, and growth shares outgained value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended October 31, 2017, the Russell 2000 Index had an average annual return of 7.63%, outperforming the 7.61% average annual gain of the Russell 3000 Index over the same period.

Performance as of October 31, 2017

Small-Cap Equity Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TISEX	10/1/02	28.64%	16.01%		8.30%		0.42%	0.42%
Advisor Class	TSCHX	12/4/15	28.51	15.96	†	8.28	†	0.51	0.51
Premier Class	TSRPX	9/30/09	28.46	15.83		8.17	†	0.57	0.57
Retirement Class	TRSEX	10/1/02	28.29	15.71		8.03		0.67	0.67
Retail Class	TCSEX	10/1/02	28.19	15.62		7.98		0.73	0.73
Russell 2000 Index		—	27.85	14.49		7.63		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

24	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Financials drive the benchmark’s return

Ten of the eleven industry sectors in the Russell 2000 Index delivered positive results for the twelve months. Financials, the most heavily weighted sector for the period, had the biggest impact, with a gain of 31.5%. Information technology and industrials, the next-largest sectors, rose 31.8% and 35.2%, respectively. Health care and consumer discretionary also made positive contributions, advancing 35.6% and 19.9%, accordingly. Together, these five sectors represented nearly 75.0% of the benchmark’s total market capitalization on October 31, 2017.

Energy was the worst-performing component with a return of –7.3%. However, the sector’s weighting was only 3.3%.

For the twelve-month period, all of the benchmark’s five largest stocks generated returns that surpassed the overall performance of the index. Medical diagnostics firm Exact Sciences, biotechnology company bluebird bio, and process control solutions provider MKS Instruments all generated triple-digit gains. Drug delivery technology and development firm Catalent and Sterling Bancorp posted sizable double-digit returns.

Fund produces sizable gains, surpasses benchmark

Overweight positions in several strong-performing stocks helped the fund to outperform its benchmark during the period. The top contributor was an overweight in oncology drug maker Spectrum Pharmaceuticals, which posted triple-digit returns after announcing positive research results for its lung cancer drug. Next was an overweight position in Grand Canyon Education, which provides online post-secondary education services, followed by an overweight to biopharmaceutical firm FibroGen, both of which also notched triple-digit returns.

These positive effects were modestly offset by the fund’s investment in network visibility and traffic monitoring technology provider Gigamon, which declined during the period. Not owning strong-performing index component Exact Sciences also detracted, as did an overweight position in poorly performing ethanol producer Green Plains.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $15 billion–$50 billion	0.8
More than $2 billion–$15 billion	63.9
$2 billion or less	35.3
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$3.80 billion
Number of holdings	300
Portfolio turnover rate	81%
Weighted median market capitalization	$2.49 billion
Price/earnings ratio (weighted 12-month trailing average)†	38.0

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	25

Small/Mid-Cap Equity Fund

Expense example

Six months ended October 31, 2017

Smal/Mid-Cap Equity Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,098.49	$2.64
Advisor Class	1,000.00	1,097.60	2.59
Premier Class	1,000.00	1,097.69	3.28
Retirement Class	1,000.00	1,096.89	3.91
Retail Class	1,000.00	1,096.09	4.49
5% annual hypothetical return
Institutional Class	1,000.00	1,022.68	2.55
Advisor Class	1,000.00	1,022.74	2.50
Premier Class	1,000.00	1,022.08	3.16
Retirement Class	1,000.00	1,021.48	3.77
Retail Class	1,000.00	1,020.92	4.33

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.50% for the Institutional Class, 0.49% for the Advisor Class, 0.62% for the Premier Class, 0.74% for the Retirement Class and 0.85% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Industrials	18.0
Information technology	16.4
Financials	14.7
Consumer discretionary	14.5
Health care	10.9
Real estate	8.5
Materials	5.6
Energy	4.4
Consumer staples	3.8
Utilities	2.8
Telecommunication services	0.1
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the twelve months ended October 31, 2017

The Small/Mid-Cap Equity Fund returned 28.83% for the Institutional Class, compared with the 24.68% return of its benchmark, the Russell 2500® Index. The table below shows returns for all share classes of the fund.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies during the period.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis. The price per barrel of West Texas Intermediate crude oil rose from nearly $47 on November 1, 2016, to just over $54 on October 31, 2017.

For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 23.98%. Smaller stocks outperformed large-cap equities, and growth shares outgained value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of October 31, 2017

Small/Mid-Cap Equity Fund			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	since inception		gross	net
Institutional Class	TSMWX	8/5/16	28.83%	19.02%		0.51%	0.51%
Advisor Class	TSMNX	8/5/16	28.81	18.91		0.60	0.60
Premier Class	TSMMX	8/5/16	28.68	18.81		0.66	0.66
Retirement Class	TSMOX	8/5/16	28.47	18.65		0.76	0.76
Retail Class	TSMEX	8/5/16	28.21	18.46		0.90	0.90
Russell 2500 Index		—	24.68	16.42	†	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	Performance is calculated from the inception date of the Institutional Class.

26	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Information technology stocks shine, energy shares lose ground

All but two of the eleven industry sectors in the Russell 2500 Index produced positive results for the twelve months. Information technology, the index’s second-largest sector for the period, performed best with a gain of 34.9%. Health care advanced 31.6% and industrials, the third-largest sector, gained 31.5%. Financials, the index’s largest sector, rose 30.7%, while consumer discretionary gained 19.5%. Together, these five sectors made up 70.3% of the index.

Among the sectors that lost value, energy declined 9.6% and consumer staples fell 2.4%.

For the twelve-month period, each of the benchmark’s five largest stocks generated returns that surpassed the overall performance of the index. Cboe Global Markets, which owns financial trading markets, and United Rentals, an equipment rental company, both topped the index by more than three times. Cadence Design Systems, a software company, and online broker E*TRADE Financial each more than doubled the return of the index over the period. Xylem, a water technology company, also outperformed the index by a wide margin.

The fund outperforms its benchmark

For the period, the fund outperformed its benchmark primarily as a result of overweight positions in stocks that posted strong gains. The fund benefited most from overweights in Tronox and Green Dot. Tronox, a metals mining company, got a boost from rising revenues and profits, while Green Dot, an issuer of prepaid credit cards, reported sales and earnings above expectations in each of the first three quarters of calendar year 2017. An overweight position in Square, which offers point-of-sale services to retailers, also helped the fund’s relative performance.

Those benefits to the fund were offset in part by an overweight position in Whiting Petroleum, an independent oil producer that lost money through the first nine months of 2017. Overweight positions in Clean Energy Fuels and discount retailer Fred’s also hindered the fund’s relative returns.

$10,000 invested at fund’s inception

Institutional Class (inception August 5, 2016)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $15 billion–$50 billion	0.3
More than $2 billion–$15 billion	70.5
$2 billion or less	29.2
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$0.68 billion
Number of holdings	369
Portfolio turnover rate	84%
Weighted median market capitalization	$3.97 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.0

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	27

Social Choice Equity Fund

Expense example

Six months ended October 31, 2017

Social Choice Equity Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,092.20	$0.95
Advisor Class	1,000.00	1,092.26	0.95
Premier Class	1,000.00	1,091.38	1.74
Retirement Class	1,000.00	1,090.91	2.27
Retail Class	1,000.00	1,090.22	2.42
5% annual hypothetical return
Institutional Class	1,000.00	1,024.30	0.92
Advisor Class	1,000.00	1,024.30	0.92
Premier Class	1,000.00	1,023.54	1.68
Retirement Class	1,000.00	1,023.04	2.19
Retail Class	1,000.00	1,022.89	2.35

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.18% for the Institutional Class, 0.18% for the Advisor Class, 0.33% for the Premier Class, 0.43% for the Retirement Class and 0.46% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Information technology	22.3
Financials	15.8
Health care	13.1
Consumer discretionary	11.9
Industrials	11.3
Consumer staples	7.0
Energy	5.7
Real estate	3.9
Materials	3.7
Utilities	3.1
Telecommunication services	1.6
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the twelve months ended October 31, 2017

The Social Choice Equity Fund returned 23.79% for the Institutional Class, compared with the 23.98% return of its benchmark, the Russell 3000® Index. The table below shows returns for all share classes of the fund. The fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Fund’s performance is held back by expenses

Because of its ESG criteria, the fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results during the twelve-month period, but the net effect was to slightly increase the fund’s return relative to that of its benchmark. However, the fund slightly lagged its benchmark for the period due to expenses.

A number of stocks the fund avoided detracted from relative performance. Chief among them were Apple, Bank of America and JPMorgan Chase. Apple’s stock rose significantly during the twelve-month period largely on investor enthusiasm for new versions of the iPhone and increasing sales for iPads, Mac computers and Apple’s services. Stocks of large U.S. banks did well over the period, helped by improving efficiency driven by investments into mobile and online banking platforms. Bank of America and JPMorgan Chase, in particular, saw revenue growth that was higher than that of their peers. In addition, year-over-year earnings for the most recent quarter rose for Bank of America and JPMorgan Chase.

Certain excluded stocks aid the fund’s return versus its benchmark

On the positive side, excluding General Electric, Exxon Mobil and AT&T significantly contributed to the fund’s relative performance. A steep decline in General Electric’s stock was precipitated by a stream of bad news, including

Performance as of October 31, 2017

Social Choice Equity Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TISCX	7/1/99	23.79%	14.62%		7.39%		0.19%	0.19%
Advisor Class	TICHX	12/4/15	23.79	14.61	†	7.39	†	0.28	0.28
Premier Class	TRPSX	9/30/09	23.58	14.45		7.25	†	0.34	0.34
Retirement Class	TRSCX	10/1/02	23.50	14.34		7.12		0.44	0.44
Retail Class	TICRX	3/31/06	23.46	14.30		7.14		0.46	0.46
Russell 3000 Index		—	23.98	15.12		7.61		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

28	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

weak earnings, the announced early departure of CEO Jeff Immelt and the possibility of a dividend cut. Exxon Mobil endured a tough year for oil and gas companies, during which weaker-than-expected earnings disappointed investors. U.S. wireless carrier AT&T lost more video subscribers than expected due to intense competition in the pay-TV space and the impact of recent hurricanes.

Fund slightly underperforms its benchmark

To compensate for the exclusion of some stocks within the Russell 3000 Index, the fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

Among the fund’s investments, overweight allocations to three stocks—Discovery Communications, Kraft Heinz and General Mills—were the primary detractors from relative performance. Education media distributor Discovery Communications missed earnings estimates for three consecutive quarters as growth slowed and subscriber losses mounted. Shrinking supermarket shelf space and consumers’ growing preference for fresh, healthy food led to declining sales for consumer staples companies Kraft Heinz and General Mills.

Conversely, a number of the fund’s holdings contributed to its double-digit gain for the period. Notable contributions came from overweight positions in NVIDIA, Applied Materials and Anthem. Information technology company NVIDIA’s stock soared on strength in the company’s core gaming business and rapid adoption of its products for artificial intelligence, self-driving cars and cryptocurrencies, such as Bitcoin. The share price of semiconductor giant Applied Materials climbed as the company reported record sales and the announcement of a new approach to chip design. Health care company Anthem reported increased profits, helped by higher insurance premiums and stronger Medicare and Medicaid enrollment.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	47.5
More than $15 billion–$50 billion	33.5
More than $2 billion–$15 billion	15.1
$2 billion or less	3.9
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$2.85 billion
Number of holdings	780
Portfolio turnover rate	14%
Weighted median market capitalization	$47.25 billion
Price/earnings ratio (weighted 12-month trailing average)†	27.0

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	29

Social Choice Low Carbon Equity Fund

Expense example

Six months ended October 31, 2017

Social Choice Low Carbon Equity Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,091.70	$1.69
Advisor Class	1,000.00	1,090.83	2.27
Premier Class	1,000.00	1,090.67	2.48
Retirement Class	1,000.00	1,091.07	3.00
Retail Class	1,000.00	1,090.11	3.42
5% annual hypothetical return
Institutional Class	1,000.00	1,023.59	1.63
Advisor Class	1,000.00	1,023.04	2.19
Premier Class	1,000.00	1,022.84	2.40
Retirement Class	1,000.00	1,022.33	2.91
Retail Class	1,000.00	1,021.93	3.31

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.32% for the Institutional Class, 0.43% for the Advisor Class, 0.47% for the Premier Class, 0.57% for the Retirement Class and 0.65% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Information technology	22.6
Financials	16.2
Health care	12.9
Consumer discretionary	11.8
Industrials	11.4
Consumer staples	7.1
Energy	5.3
Real estate	3.8
Materials	3.6
Utilities	3.1
Telecommunication services	1.6
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the twelve months ended October 31, 2017

The Social Choice Low Carbon Equity Fund returned 24.33% for the Institutional Class, compared with the 23.98% return of its benchmark, the Russell 3000® Index. The table below shows returns for all share classes of the fund. The fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Excluding some stocks lifts the fund’s return above its benchmark

Because of its ESG criteria, the fund did not invest in a number of stocks included in the Russell 3000 Index. Avoiding these companies produced mixed results during the twelve-month period, but the net effect was to increase the fund’s return relative to that of its benchmark.

Excluding certain stocks boosted the fund’s relative performance. Chief among them were General Electric, Exxon Mobil and AT&T. General Electric suffered from a stream of bad news, including weak earnings, the announced early departure of CEO Jeff Immelt and the possibility of a dividend cut. Exxon Mobil endured a tough year for oil and gas companies, during which weaker-than-expected earnings disappointed investors. U.S. wireless carrier AT&T lost more video subscribers than expected due to intense competition in the pay-TV space and the impact of recent hurricanes.

Certain stock exclusions detract from the fund’s relative performance

Key detractors among excluded stocks were Apple, Bank of America and JPMorgan Chase. Apple benefited from investor enthusiasm for new versions of the iPhone and increasing sales for iPads, Mac computers and Apple’s services. Stocks of large U.S. banks performed well, helped by improved efficiency that was driven by investments in mobile and online banking platforms. Revenue growth for Bank of

Performance as of October 31, 2017

Social Choice Low Carbon Equity Fund			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	since inception		gross	net
Institutional Class	TNWCX	8/7/15	24.33%	12.24%		0.65%	0.32%
Advisor Class	TCCHX	12/4/15	24.21	12.18	†	0.74	0.41
Premier Class	TPWCX	8/7/15	24.12	12.08		0.82	0.47
Retirement Class	TEWCX	8/7/15	23.99	11.97		0.91	0.57
Retail Class	TLWCX	8/7/15	23.81	11.87		0.97	0.65
Russell 3000 Index		—	23.98	12.04	†	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

30	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

America and JPMorgan Chase was higher than that of their peers. In addition, earnings for the most recent quarter rose for Bank of America and JPMorgan Chase compared to the previous year.

Choosing to overweight some stocks helps the fund outperform

To compensate for the exclusion of some stocks within the Russell 3000 Index, the fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of the index and to manage risk.

Leading contributors among the fund’s holdings were overweight positions in NVIDIA, Applied Materials and Caterpillar. Information technology company NVIDIA saw strength in its core gaming business and rapid adoption of products for artificial intelligence, self-driving cars and cryptocurrencies like Bitcoin. Shares of semiconductor giant Applied Materials benefited from record sales and the announcement of a new approach to chip design. Equipment manufacturer Caterpillar gained as the environment for industrial companies improved and metal prices rebounded.

Partly offsetting contributions from these investments were overweight positions in Schlumberger, Kraft Heinz and Baker Hughes, a GE company. Energy giant Schlumberger reported that revenue was below investors’ expectations due to weakness in the company’s international business. Shrinking supermarket shelf space and consumers’ growing preference for fresh, healthy food led to declining sales for consumer staples company Kraft Heinz. The merger of General Electric’s oilfield services division with Baker Hughes created a combined company that began trading on the New York Stock Exchange under a new ticker, BHGE. On the first day of trading, BHGE shares opened lower due to a one-time dividend payment of $17.50 per share.

$10,000 invested at fund’s inception

Institutional Class (inception August 7, 2015)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	48.7
More than $15 billion–$50 billion	31.2
More than $2 billion–$15 billion	16.8
$2 billion or less	3.3
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$0.09 billion
Number of holdings	630
Portfolio turnover rate	16%
Weighted median market capitalization	$49.66 billion
Price/earnings ratio (weighted 12-month trailing average)†	27.0

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	31

Emerging Markets Equity Fund

Expense example

Six months ended October 31, 2017

Emerging Markets Equity Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,174.11	$4.99
Advisor Class	1,000.00	1,173.36	5.48
Premier Class	1,000.00	1,173.36	5.81
Retirement Class	1,000.00	1,171.85	6.35
Retail Class	1,000.00	1,171.69	6.95
5% annual hypothetical return
Institutional Class	1,000.00	1,020.62	4.63
Advisor Class	1,000.00	1,020.16	5.09
Premier Class	1,000.00	1,019.86	5.40
Retirement Class	1,000.00	1,019.36	5.90
Retail Class	1,000.00	1,018.80	6.46

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.91% for the Institutional Class, 1.00% for the Advisor Class, 1.06% for the Premier Class, 1.16% for the Retirement Class and 1.27% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Information technology	29.4
Consumer discretionary	22.7
Financials	19.3
Consumer staples	7.6
Energy	5.0
Telecommunication services	4.6
Materials	3.4
Industrials	2.6
Real estate	2.1
Health care	1.4
Short-term investments, other assets & liabilities, net	1.9
Total	100.0

Performance for the twelve months ended October 31, 2017

The Emerging Markets Equity Fund returned 34.55% for the Institutional Class, compared with the 26.45% return of its benchmark, the MSCI Emerging Markets Index. The table below shows returns for all share classes of the fund.

Emerging markets stocks outpace foreign developed and U.S. equities

The MSCI Emerging Markets Index solidly outperformed the 23.44% return of the MSCI EAFE Index, which measures stock performance in 21 developed-market nations outside North America, as well as the 23.98% return of the Russell 3000® Index, a measure of the broad U.S. stock market.

After struggling for several years against a strong U.S. dollar, declining commodity prices, weak profits and tepid earnings growth, emerging markets rallied sharply during the twelve-month period. Many countries experienced economic improvement due to the accommodative monetary policies of their central banks. Structural reforms helped boost corporate profitability, while subdued inflation and low interest rates around the world encouraged capital spending.

At the same time, the prices for oil and other commodities such as copper moved higher, improving the fundamental backdrop for commodity-based developing nations. A weaker U.S. dollar was also beneficial, as many foreign currencies appreciated versus the dollar during the period.

Despite episodes of weakness—especially during September, when North Korea’s nuclear weapons testing rattled global markets—emerging-markets stocks rallied in October, and the MSCI Emerging Markets Index produced substantial gains for the twelve months.

Poland and China surge, lead benchmark performance

All but two of the nations in the MSCI Emerging Markets Index posted positive results for the twelve months. Poland, one of the smaller components in the index

Performance as of October 31, 2017

Emerging Markets Equity Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	TEMLX	8/31/10	34.55%	5.35%		4.46%		0.94%	0.94%
Advisor Class	TEMHX	12/4/15	34.45	5.31	†	4.43	†	1.02	1.02
Premier Class	TEMPX	8/31/10	34.32	5.19		4.31		1.09	1.09
Retirement Class	TEMSX	8/31/10	34.14	5.09		4.19		1.19	1.19
Retail Class	TEMRX	8/31/10	34.04	4.94		4.04		1.36	1.34
MSCI Emerging Markets Index		—	26.45	4.83		4.50	†	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

32	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

for the period, had the largest return, gaining 51.1%, as consumer spending and consumer confidence in the country improved. China—the largest benchmark constituent, representing more than one-quarter of the index’s total market capitalization on October 31, 2017—had the second-highest return, climbing 41.1% on positive economic data and healthy earnings growth. Stocks in Hungary and in South Korea, which was the index’s second-largest country component, each climbed more than 40.0%. Peru also performed well, advancing 38.9%.

Egypt and Qatar, which made up less than 1.0% of the benchmark (combined), were the only two countries in the MSCI Emerging Markets Index to have negative returns, falling 25.1% and 14.8%, respectively.

Fund gains substantially, surpasses its benchmark

The fund outperformed its benchmark by a considerable margin, mostly as a result of favorable out-of-benchmark stock allocations. Three out-of-benchmark positions—Via Varejo, a Brazil-based household appliance and electronics retailer; Hong Kong casino operator Melco Resorts & Entertainment; and Chinese department store chain Intime Retail Group, which was acquired by Alibaba—were the largest contributors to the fund’s performance relative to the benchmark, respectively. By contrast, an underweight position in Tencent Holdings, a Chinese telecommunication services company, hurt the fund’s relative return the most, as the stock soared during the period. Positioning in two technology stocks—an overweight in Vipshop Holdings and an underweight in Samsung Electronics—also limited the fund’s result versus the benchmark.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

$10,000 invested at fund’s inception

Institutional Class (inception August 31, 2010)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2017
China	25.1
Korea, Republic of	9.8
Taiwan	8.7
South Africa	7.6
Brazil	7.3
Russia	6.2
India	6.1
Uruguay	4.6
Argentina	4.1
Hong Kong	2.9
14 other nations	14.7
Short-term investments	2.9
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	42.3
More than $15 billion–$50 billion	16.2
More than $2 billion–$15 billion	28.7
$2 billion or less	12.8
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$1.44 billion
Number of holdings	76
Portfolio turnover rate	152%
Weighted median market capitalization	$26.48 billion
Price/earnings ratio (weighted 12-month trailing average)†	23.7

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	33

Enhanced International Equity Index Fund

Expense example

Six months ended October 31, 2017

Enhanced International Equity Index Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,122.31	$2.14
Advisor Class	1,000.00	1,122.31	3.00
5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	2.04
Advisor Class	1,000.00	1,022.38	2.85

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class and 0.56% for the Advisor Class. The expense charges of the fund may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the fund would be higher and its performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Financials	21.6
Industrials	14.4
Consumer discretionary	12.0
Consumer staples	10.9
Health care	9.9
Materials	8.0
Information technology	6.5
Energy	5.2
Telecommunication services	4.1
Real estate	3.5
Utilities	3.3
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the twelve months ended October 31, 2017

The Enhanced International Equity Index Fund returned 24.93% for the Institutional Class, compared with the 23.44% return of its benchmark, the MSCI EAFE Index. The table below shows returns for all share classes of the fund.

Global economic growth drives international stocks higher

Foreign equity markets trailed domestic stocks early in the twelve-month period due to a strong post-election rally in the U.S. But steady economic growth around the world helped international stocks outperform U.S. shares over the first ten months of calendar year 2017. The 19-nation eurozone grew at a year-on-year rate of 2.5% during the third calendar quarter of 2017, according to a preliminary estimate—its best performance in six years. Most emerging-markets economies performed well, helped by an increase in oil prices during the period.

Central bankers around the world took note of global economic growth during the period. The U.S. Federal Reserve raised the federal funds target rate three times, increasing the key short-term rate to 1.00%–1.25%. The European Central Bank decided to maintain its policy of buying bonds to stimulate growth, but it signaled plans to reduce purchases in 2018.

For the twelve months, the MSCI EAFE index, which measures stock performance in 21 developed-market nations outside North America, nearly matched the 23.98% gain of the broad U.S. stock market, as measured by the Russell 3000® Index. The MSCI Emerging Markets Index advanced 26.45%. For the ten years ended October 31, 2017, the MSCI EAFE’s average annual gain was 1.10%, compared with the 7.61% average annual return of the Russell 3000 Index.

Currency translation lifts the benchmark’s U.S.-dollar return

In local currency terms, the EAFE index gained 21.11% for the period. Translating currencies into U.S. dollars boosted returns for most EAFE index country constituents. An exception was Japan, the largest constituent at 23.8%. Japan

Performance as of October 31, 2017

Enhanced International Equity Index Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	TFIIX	11/30/07	24.93%	9.36%		1.69%		0.41%	0.41%
Advisor Class	TEIEX	12/4/15	24.89	9.35	†	1.68	†	0.51	0.51
MSCI EAFE Index		—	23.44	8.53		1.45	†	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

34	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

returned 27.4% in yen, but 17.8% in U.S.-dollar terms. The EAFE index’s next-largest constituents at period-end were the United Kingdom, at 17.6%, France, at 10.7% and Germany, at 9.8%. These markets gained 21.6%, 33.4% and 30.0%, respectively, in U.S.-dollar terms.

Stock selection helps the fund outperform its benchmark

The fund’s enhanced indexing strategy uses quantitative (mathematical) modeling techniques in an attempt to construct a portfolio that resembles the risk characteristics of the fund’s benchmark index while seeking to outperform that index. In terms of portfolio holdings, the fund diverges from its benchmark more than a fund that uses a pure indexing strategy.

For the twelve-month period, stocks chosen by the enhanced indexing methodology produced mixed results, but the net effect was that the fund outperformed its benchmark. The key contributor was an overweight position in Swiss drug developer Actelion, which benefited from an acquisition by Johnson & Johnson in June. An underweight allocation to Israeli drug maker Teva was the next-largest contributor, followed by an overweight investment in high-performance plastics manufacturer Covestro.

Some of the fund’s allocations partially offset these contributions. Namely, substantially overweight allocations to iron ore producer Fortescue and Japan Tobacco detracted, as did an underweight investment in commodities trader Glencore.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

$10,000 invested at fund’s inception

Institutional Class (inception November 30, 2007)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2017
Japan	23.4
United Kingdom	15.4
Germany	10.1
France	9.8
Switzerland	8.3
Australia	7.3
Spain	3.7
Netherlands	3.5
Hong Kong	3.4
Sweden	2.6
15 other nations	10.9
Short-term investments	1.6
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	39.7
More than $15 billion–$50 billion	38.4
More than $2 billion–$15 billion	21.9
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$1.89 billion
Number of holdings	261
Portfolio turnover rate	106%
Weighted median market capitalization	$33.76 billion
Price/earnings ratio (weighted 12-month trailing average)†	16.3

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	35

Global Natural Resources Fund

Expense example

Six months ended October 31, 2017

Global Natural Resources Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,035.62	$3.08
Advisor Class	1,000.00	1,034.31	3.90
Premier Class	1,000.00	1,034.35	3.95
Retirement Class	1,000.00	1,033.08	4.51
Retail Class	1,000.00	1,034.44	5.18
5% annual hypothetical return
Institutional Class	1,000.00	1,022.18	3.06
Advisor Class	1,000.00	1,021.37	3.87
Premier Class	1,000.00	1,021.32	3.92
Retirement Class	1,000.00	1,020.77	4.48
Retail Class	1,000.00	1,020.11	5.14

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.60% for the Institutional Class, 0.76% for the Advisor Class, 0.77% for the Premier Class, 0.88% for the Retirement Class and 1.01% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Materials	54.8
Energy	34.6
Consumer staples	8.4
Short-term investments, other assets & liabilities, net	2.2
Total	100.0

Performance for the twelve months ended October 31, 2017

The Global Natural Resources Fund returned 9.49% for the Institutional Class, compared with the 20.52% return of its benchmark, the MSCI All Country World Commodity Producers Sector Capped Index. The table below shows returns for all share classes of the fund.

Despite volatility, global commodity prices increase

During the period, the MSCI All Country World Commodity Producers Sector Capped Index underperformed the 23.20% return of the broader-market MSCI All Country World Index (based on U.S. dollar returns). Global commodity prices generally increased during the period, with some volatility. In the first several months of the reporting period, commodity prices rose broadly but then reversed course and generally declined through the end of June. In the final four months, however, commodity prices generally rallied as metals and mining companies benefited from strong Chinese demand, still-low U.S. interest rates and a weaker dollar.

Oil prices rose early in the period as the Organization of the Petroleum Exporting Countries (OPEC) announced its first production cut in nine years. Oil prices generally stayed in a fairly narrow range, with spikes in February and at period-end. For the twelve-month period, the price per barrel of West Texas Intermediate crude oil began the period at nearly $47, traded mostly in a range of $46 to $52 for much of the year and ended the period at just over $54.

Fund achieves gains but underperforms its benchmark

The fund posted positive returns for the twelve-month period but trailed its benchmark primarily due to stock selection. The largest detractor was an overweight position in integrated oil and gas company Cenovus Energy, whose

Performance as of October 31, 2017

Global Natural Resources Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	TNRIX	11/1/11	9.49%	–2.20%		–1.50%		0.78%	0.75%
Advisor Class	TNRHX	12/4/15	9.45	–2.21	†	–1.51	†	0.88	0.85
Premier Class	TNRPX	11/1/11	9.37	–2.32		–1.63		0.94	0.90
Retirement Class	TNRRX	11/1/11	9.21	–2.45		–1.74		1.04	1.00
Retail Class	TNRLX	11/1/11	9.22	–2.56		–1.87		1.19	1.14
MSCI All Country World Commodity Producers Sector Capped Index		—	20.52	–0.14		0.07	†	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

36	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

shares tumbled following the announcement of a key acquisition that, despite having long-term value, was not well received by investors. The second- and third-largest detractors were oil and gas producers RSP Permian and Continental Resources. Both RSP Permian (a nonbenchmark fund holding) and Continental (an overweight position in the fund) have continued to display strong fundamentals; however, both declined during the period due to a combination of relatively high valuations and lower energy prices earlier in the period.

On the positive side, the fund benefited from contributions from several other stocks. Among these, the three largest contributors to the fund’s relative performance were steel companies United States Steel and ArcelorMittal and energy giant Exxon Mobil. Shares of U.S. Steel (a nonbenchmark fund holding) and ArcelorMittal (an overweight position in the fund) climbed for much of the period, benefiting from a court ruling that favored domestic over foreign steel and placed a protective tariff on the market. The fund was underweighted in Exxon Mobil, which was beneficial for relative performance as the stock underperformed.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustment or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

$10,000 invested at fund’s inception

Institutional Class (inception November 1, 2011)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2017
United States	43.3
Canada	13.0
Australia	7.9
United Kingdom	5.9
Switzerland	5.7
Brazil	3.8
Finland	2.8
Germany	2.4
Zambia	2.3
Chile	2.0
10 other nations	9.2
Short-term investments	1.7
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	36.2
More than $15 billion–$50 billion	32.9
More than $2 billion–$15 billion	30.5
$2 billion or less	0.4
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$0.04 billion
Number of holdings	61
Portfolio turnover rate	108%
Weighted median market capitalization	$29.23 billion
Price/earnings ratio (weighted 12-month trailing average)†	27.3

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	37

International Equity Fund

Expense example

Six months ended October 31, 2017

International Equity Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,122.03	$2.57
Advisor Class	1,000.00	1,122.03	3.42
Premier Class	1,000.00	1,121.39	3.37
Retirement Class	1,000.00	1,120.29	3.90
Retail Class	1,000.00	1,121.83	4.12
5% annual hypothetical return
Institutional Class	1,000.00	1,022.79	2.45
Advisor Class	1,000.00	1,021.98	3.26
Premier Class	1,000.00	1,022.03	3.21
Retirement Class	1,000.00	1,021.53	3.72
Retail Class	1,000.00	1,021.32	3.92

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.48% for the Institutional Class, 0.64% for the Advisor Class, 0.63% for the Premier Class, 0.73% for the Retirement Class and 0.77% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Consumer discretionary	29.0
Industrials	23.4
Financials	22.6
Materials	13.1
Information technology	5.5
Consumer staples	3.8
Health care	1.5
Real estate	1.1
Energy	0.3
Short-term investments, other assets & liabilities, net	–0.3
Total	100.0

Performance for the twelve months ended October 31, 2017

The International Equity Fund returned 26.88% for the Institutional Class, compared with the 23.44% return of its benchmark, the MSCI EAFE Index. The table below shows returns for all share classes of the fund.

Global economic growth drives international stocks higher

Foreign equity markets trailed domestic stocks early in the twelve-month period due to a strong post-election rally in the U.S. But steady economic growth around the world helped international stocks outperform U.S. shares over the first ten months of calendar year 2017. The 19-nation eurozone grew at a year-on-year rate of 2.5% during the third calendar quarter of 2017, according to a preliminary estimate—its best performance in six years. Eurozone unemployment continued to decline, while China’s economy grew steadily at a rate approaching 7.0%. Most emerging-markets economies performed well, helped by an increase in oil prices during the period.

Central bankers around the world took note of global economic growth during the period. The U.S. Federal Reserve raised the federal funds target rate three times, increasing the key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis. The European Central Bank decided to maintain its policy of buying bonds to stimulate growth, but it signaled plans to reduce purchases in 2018.

For the twelve months, the MSCI EAFE Index, which measures stock perfor -mance in 21 developed-market nations outside North America, nearly matched the 23.98% gain of the broad U.S. stock market, as measured by the Russell 3000® Index. The MSCI Emerging Markets Index advanced 26.45%. For the ten years ended October 31, 2017, the average annual gain of the EAFE index was 1.10%, compared with the 7.61% average annual return of the Russell 3000 Index.

Performance as of October 31, 2017

International Equity Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TIIEX	7/1/99	26.88%	9.56%		1.19%		0.49%	0.49%
Advisor Class	TIEHX	12/4/15	26.86	9.55	†	1.18	†	0.56	0.56
Premier Class	TREPX	9/30/09	26.76	9.40		1.07	†	0.64	0.64
Retirement Class	TRERX	10/1/02	26.60	9.30		0.94		0.74	0.74
Retail Class	TIERX	3/31/06	26.64	9.21		0.91		0.78	0.78
MSCI EAFE Index		—	23.44	8.53		1.10		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

38	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Currency translation lifts the benchmark’s U.S.-dollar return

In local currency terms, the EAFE index gained 21.11% for the period. Translating currencies into U.S. dollars boosted returns for most EAFE index country constituents. An exception was Japan, the largest constituent at 23.8%. Japan returned 27.4% in yen, but 17.8% in U.S.-dollar terms. The EAFE index’s next-largest constituents at period-end were the United Kingdom, at 17.6%, France, at 10.7% and Germany, at 9.8%. These markets gained 21.6%, 33.4% and 30.0%, respectively, in U.S.-dollar terms.

Fund benefits from stock allocations, outperforms its benchmark

For the twelve-month period, successful stock allocations helped the fund outperform its benchmark index. An overweight allocation to luxury goods manufacturer Kering was the largest contributor. An overweight position in U.K.-based television broadcaster Sky was second, followed by an out-of-benchmark investment in Italian apparel manufacturer Moncler.

Conversely, the results of some fund holdings partly offset these contributors. The largest detractor was an overweight allocation to Tesco, Britain’s largest supermarket chain. The next-largest detractors were out-of-benchmark positions in Bharat Financial, a microfinance company in India, and ALD, the car leasing arm of Societe Generale.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2017
France	22.2
Germany	18.3
Japan	16.5
India	9.6
Switzerland	8.7
United Kingdom	6.8
Italy	6.4
Sweden	2.0
Denmark	1.6
Argentina	1.0
5 other nations	3.8
Short-term investments	3.1
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	34.0
More than $15 billion–$50 billion	33.5
More than $2 billion–$15 billion	31.3
$2 billion or less	1.2
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$5.09 billion
Number of holdings	61
Portfolio turnover rate	112%
Weighted median market capitalization	$34.18 billion
Price/earnings ratio (weighted 12-month trailing average)†	21.7

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	39

International Opportunities Fund

Expense example

Six months ended October 31, 2017

International Opportunities Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,150.66	$3.36
Advisor Class	1,000.00	1,150.79	3.47
Premier Class	1,000.00	1,149.52	4.39
Retirement Class	1,000.00	1,149.16	4.77
Retail Class	1,000.00	1,147.27	5.79
5% annual hypothetical return
Institutional Class	1,000.00	1,022.08	3.16
Advisor Class	1,000.00	1,021.98	3.26
Premier Class	1,000.00	1,021.12	4.13
Retirement Class	1,000.00	1,020.77	4.48
Retail Class	1,000.00	1,019.81	5.45

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.62% for the Institutional Class, 0.64% for the Advisor Class, 0.81% for the Premier Class, 0.88% for the Retirement Class and 1.07% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Information technology	21.9
Consumer discretionary	17.7
Financials	15.3
Industrials	11.7
Materials	8.9
Consumer staples	7.9
Health care	5.8
Energy	4.4
Real estate	0.8
Short-term investments, other assets & liabilities, net	5.6
Total	100.0

Performance for the twelve months ended October 31, 2017

The International Opportunities Fund returned 30.08% for the Institutional Class, compared with the 23.64% return of its benchmark, the MSCI All Country World ex USA Index. The table below shows returns for all share classes of the fund.

Global economic growth drives international stocks higher

Foreign equity markets trailed domestic stocks early in the twelve-month period due to a strong post-election rally in the U.S. But steady economic growth around the world helped international stocks outperform U.S. shares over the first ten months of calendar year 2017. The 19-nation eurozone grew at a year-on-year rate of 2.5% during the third calendar quarter of 2017, according to a preliminary estimate—its best performance in six years. Most emerging-markets economies performed well, helped by an increase in oil prices during the period.

Central bankers around the world took note of global economic growth during the period. The U.S. Federal Reserve raised the federal funds target rate three times, increasing the key short-term rate to 1.00%–1.25%. The European Central Bank decided to maintain its policy of buying bonds to stimulate growth, but it signaled plans to reduce purchases in 2018.

For the twelve months, the MSCI EAFE Index, which measures stock performance in 21 developed-market nations outside North America, rose 23.44%, nearly matching the 23.98% gain of the broad U.S. stock market, as measured by the Russell 3000® Index. The MSCI Emerging Markets Index advanced 26.45%. The fund’s benchmark includes both developed- and emerging-markets companies.

Returns of Japan and the United Kingdom most affected by currency fluctuations

In local currency terms, the MSCI All Country World ex USA index gained 21.57% for the period. Currency translation had the greatest impact on Japan

Performance as of October 31, 2017

International Opportunities Fund			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	since inception		gross	net
Institutional Class	TIOIX	4/12/13	30.08%	6.96%		0.63%	0.63%
Advisor Class	TIOHX	12/4/15	29.96	6.94	†	0.72	0.72
Premier Class	TIOPX	4/12/13	29.78	6.78		0.79	0.79
Retirement Class	TIOTX	4/12/13	29.74	6.69		0.88	0.88
Retail Class	TIOSX	4/12/13	29.46	6.52		1.10	1.09
MSCI All Country World ex USA Index		—	23.64	5.77	†	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

40	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

and the United Kingdom—the two largest countries in the benchmark. Japan, the largest component, gained 27.4% in local currency terms but only 17.8% in U.S.-dollar terms. The United Kingdom, the second-largest component, had the opposite experience, rising 11.8% in local currency terms but 21.6% in U.S.-dollar terms. The returns of France and Germany were both approximately eight percentage points higher in U.S.-dollar terms than in local currency, while China’s return was nearly identical on both a U.S. and local currency basis.

The fund beats its benchmark index by a sizable margin

Favorable positioning in three British stocks helped drive the fund’s outperformance. An out-of-benchmark stake in Fevertree Drinks, a producer of premium drink mixers, was the largest contributor. The stock has more than quintupled in the past two years, as it has taken market share from its largest competitor. Real estate agency firm Purplebricks Group also enhanced the fund’s performance, as did Ashtead Group, an industrial equipment rental company.

Overweighting Canadian oil company Cenovus Energy detracted the most from the fund’s return. The stock tumbled more than 20.0% after it agreed to acquire ConocoPhillips. Overweighting another weak-performing Canadian stock, convenience store operator Alimentation Couche-Tard, also hurt, as did a lack of exposure to the strong return of South Korean electronics maker Samsung Electronics.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

$10,000 invested at fund’s inception

Institutional Class (inception April 12, 2013)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2017
Japan	13.9
United Kingdom	12.6
Canada	7.1
Germany	4.5
China	4.3
Norway	3.9
Taiwan	3.8
France	3.2
Brazil	2.9
Sweden	2.8
17 other nations	29.0
Short-term investments	12.0
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	17.9
More than $15 billion–$50 billion	25.8
More than $2 billion–$15 billion	45.8
$2 billion or less	10.5
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$1.45 billion
Number of holdings	100
Portfolio turnover rate	24%
Weighted median market capitalization	$11.42 billion
Price/earnings ratio (weighted 12-month trailing average)†	20.8

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	41

International Small-Cap Equity Fund

Expense example

Six months ended October 31, 2017

International Small-Cap Equity Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,152.82	$3.64
Advisor Class	1,000.00	1,151.03	4.39
Premier Class	1,000.00	1,151.03	4.61
Retirement Class	1,000.00	1,150.13	5.15
Retail Class	1,000.00	1,150.27	5.91
5% annual hypothetical return
Institutional Class	1,000.00	1,021.83	3.41
Advisor Class	1,000.00	1,021.12	4.13
Premier Class	1,000.00	1,020.92	4.33
Retirement Class	1,000.00	1,020.42	4.84
Retail Class	1,000.00	1,019.71	5.55

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.67% for the Institutional Class, 0.81% for the Advisor Class, 0.85% for the Premier Class, 0.95% for the Retirement Class and 1.09% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Industrials	20.0
Consumer discretionary	15.2
Financials	11.8
Information technology	11.1
Real estate	10.4
Materials	10.2
Consumer staples	5.7
Health care	5.6
Energy	4.1
Utilities	3.9
Telecommunication services	0.4
Short-term investments, other assets & liabilities, net	1.6
Total	100.0

Performance for the period ended October 31, 2017

For the period from the fund’s inception on December 9, 2016, through October 31, 2017, the International Small-Cap Equity Fund returned 29.14% for the Institutional Class, compared with the 26.61% return of its benchmark, the MSCI All Country World (ACWI) ex USA Small Cap Index. The table below shows returns for all share classes of the fund.

Global economic growth drives international stocks higher

Foreign equity markets trailed domestic stocks early in the twelve-month period due to a strong post-election rally in the U.S. But steady economic growth around the world helped international stocks outperform U.S. shares over the first ten months of calendar year 2017. The 19-nation eurozone grew at a year-on-year rate of 2.5% during the third calendar quarter of 2017, according to a preliminary estimate—its best performance in six years. Eurozone unemployment continued to decline, while China’s economy grew steadily at a rate approaching 7.0%. Most emerging-markets economies performed well, helped by an increase in oil prices during the period.

Central bankers around the world took note of global economic growth during the period. The U.S. Federal Reserve raised the federal funds target rate three times, increasing the key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis. The European Central Bank decided to maintain its policy of buying bonds to stimulate growth, but it signaled plans to reduce purchases in 2018.

Currency translation lifts the benchmark’s U.S.-dollar return

In local currency terms, the ACWI ex USA Small Cap index gained 24.10% for the twelve-month period ended October 31, 2017. (Returns are not available

Performance as of October 31, 2017

International Small-Cap Equity Fund			Total return		Annual operating expenses*
	Ticker	Inception date	since inception		gross	net
Institutional Class	TIISX	12/9/16	29.14%		0.72%	0.72%
Advisor Class	TAISX	12/9/16	28.92		0.81	0.81
Premier Class	TPISX	12/9/16	28.92		0.87	0.87
Retirement Class	TTISX	12/9/16	28.82		0.97	0.97
Retail Class	TLISX	12/9/16	28.71		1.11	1.11
MSCI All Country World ex USA Small Cap Index		—	26.61	†	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	Performance is calculated from the inception date of the Institutional Class.

42	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

for the partial period since the fund’s inception.) Translating currencies into U.S. dollars boosted returns for most MSCI ACWI ex USA Small Cap index country constituents. An exception was Japan, the largest constituent at 27.7%. Japan returned 31.0% in yen but 21.1% in U.S.-dollar terms. The next-largest constituents in the ACWI ex USA Small Cap index at period-end were the United Kingdom at 16.6%, Canada at 8.5% and Germany at 6.3%. These markets gained 32.1%, 10.6% and 47.0%, respectively, in U.S.-dollar terms.

Fund outperforms its benchmark since inception

Since the fund’s inception on December 9, 2016, it has outperformed its benchmark index. This new fund invests primarily in small-capitalization equity securities issued by companies outside the United States. An overweight allocation to handset component manufacturer BYD Electronic was the largest contributor. Overweight positions in touch and LCD display module company General Interface Solution, followed by premium drink mix producer Fevertree Drinks, also benefited performance. All of these holdings produced triple-digit returns for the period.

Conversely, the results of some fund holdings partly offset these contributors. The largest detractor was an overweight allocation to Vedanta Resources, a globally diversified natural resources firm. The next-largest detractors were overweight positions in poorly performing gold mining company IAMGOLD and Tongyang Life Insurance.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

$10,000 invested at fund’s inception

Institutional Class (inception December 9, 2016)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2017
Japan	21.0
United Kingdom	11.7
Canada	6.9
Taiwan	4.4
Switzerland	4.1
Germany	4.1
China	3.8
Australia	3.7
France	3.3
Korea, Republic of	3.3
31 other nations	29.3
Short-term investments	4.4
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $2 billion–$15 billion	46.9
$2 billion or less	53.1
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$0.95 billion
Number of holdings	442
Portfolio turnover rate	70%
Weighted median market capitalization	$1.92 billion
Price/earnings ratio (weighted 12-month trailing average)†	9.2

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	43

Social Choice International Equity Fund

Expense example

Six months ended October 31, 2017

Social Choice International Equity Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,102.26	$2.12
Advisor Class	1,000.00	1,101.28	2.49
Premier Class	1,000.00	1,101.38	2.91
Retirement Class	1,000.00	1,100.49	3.44
Retail Class	1,000.00	1,100.49	3.92
5% annual hypothetical return
Institutional Class	1,000.00	1,023.19	2.04
Advisor Class	1,000.00	1,022.84	2.40
Premier Class	1,000.00	1,022.43	2.80
Retirement Class	1,000.00	1,021.93	3.31
Retail Class	1,000.00	1,021.48	3.77

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.40% for the Institutional Class, 0.47% for the Advisor Class, 0.55% for the Premier Class, 0.65% for the Retirement Class and 0.74% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Financials	21.7
Industrials	14.4
Consumer discretionary	13.2
Health care	9.8
Materials	9.0
Consumer staples	8.6
Information technology	6.0
Energy	4.3
Telecommunication services	4.2
Utilities	3.9
Real estate	3.7
Short-term investments, other assets & liabilities, net	1.2
Total	100.0

Performance for the twelve months ended October 31, 2017

The Social Choice International Equity Fund returned 23.49% for the Institutional Class, compared with the 23.44% return of its benchmark, the MSCI EAFE Index. The table below shows returns for all share classes of the fund. The fund utilizes environmental, social and governance (ESG) criteria, while the benchmark does not.

Excluding some stocks boosts the fund’s relative performance

Because of its ESG criteria, the fund did not invest in a number of stocks included in the MSCI EAFE Index. Avoiding these companies produced mixed results during the twelve-month period, but the net effect was to slightly increase the fund’s performance relative to its benchmark.

Among stocks the fund excluded, the largest contributors to relative performance were Teva, Toyota and Shire. Israeli drug maker Teva cited saturation in the U.S. generic drug market as the main reason for missing earnings and revenue expectations. Japanese automaker Toyota has been slow to react to buyers’ growing preference for SUVs, and investors were disappointed as the strengthening yen and higher expenses weighed on Toyota’s profits. Biophar-maceutical firm Shire saw sales of its treatment for attention deficit disorder decrease due to increased generic competition. Sales of Shire’s recently acquired hemophilia therapy also declined.

Avoiding certain stocks tempers the fund’s return

Among stocks the fund avoided, notable detractors were LVMH, HSBC and Royal Dutch Shell. The share price of LVMH rose to a record high as demand for luxury goods—especially in Asia and Europe—rebounded, resulting in strong sales of

Performance as of October 31, 2017

Social Choice International Equity Fund			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	since inception		gross	net
Institutional Class	TSONX	8/7/15	23.49%	6.77%		1.35%	0.40%
Advisor Class	TSOHX	12/4/15	23.22	6.71	†	1.43	0.48
Premier Class	TSOPX	8/7/15	23.23	6.58		1.52	0.55
Retirement Class	TSOEX	8/7/15	23.09	6.47		1.61	0.65
Retail Class	TSORX	8/7/15	22.88	6.35		1.66	0.72
MSCI EAFE Index		—	23.44	5.99	†	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

44	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

LVMH brands. United Kingdom bank HSBC’s stock rose on increased profits and a share buyback program. And energy giant Royal Dutch Shell benefited from the increase in the price of oil during the period.

Certain overweight stock allocations help the fund’s relative performance

To compensate for the exclusion of some stocks within the MSCI EAFE Index, the fund’s managers use quantitative (mathematical) modeling and other techniques in an attempt to match the overall investment characteristics of the portfolio with those of its index and to manage risk.

Of the fund’s investments, overweight positions in Actelion, Kering and Intesa Sanpaolo made the greatest contributions to relative performance. Swiss drug company Actelion benefited from an acquisition by Johnson & Johnson, while luxury goods manufacturer Kering’s share price climbed due to sales growth of Gucci brand products. Intesa Sanpaolo, Italy’s largest bank, benefited from higher profits, reduced nonperforming loans and several well-received acquisitions.

By contrast, certain stocks detracted from performance. Chief among these was an overweight position in British telecommunications firm BT Group, which declined in part due to an accounting scandal; next was an underweight allocation to German industrial giant Siemens, which saw strong performance resulting from a number of management initiatives; and third was an overweight allocation to London-based hospital operator Mediclinic, which declined on reports of lower earnings.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

$10,000 invested at fund’s inception

Institutional Class (inception August 7, 2015)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2017
Japan	23.8
United Kingdom	16.6
France	10.4
Germany	9.3
Switzerland	8.3
Australia	6.9
Spain	3.5
Sweden	3.3
Netherlands	3.3
Hong Kong	3.2
14 other nations	10.6
Short-term investments	0.8
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	30.0
More than $15 billion–$50 billion	46.0
More than $2 billion–$15 billion	24.0
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$0.05 billion
Number of holdings	390
Portfolio turnover rate	12%
Weighted median market capitalization	$30.69 billion
Price/earnings ratio (weighted 12-month trailing average)†	17.6

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	45

Summary portfolio of investments

Enhanced Large-Cap Growth Index Fund ■ October 31, 2017

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
147,671	Delphi Automotive plc	$14,675,544	0.6%
	Other	28,918,549	1.1
		43,594,093	1.7
BANKS		12,981,127	0.5
CAPITAL GOODS
135,695	3M Co	31,235,632	1.2
150,031	Boeing Co	38,704,997	1.5
180,204	Caterpillar, Inc	24,471,703	0.9
129,608	Deere & Co	17,222,311	0.7
151,130	Honeywell International, Inc	21,786,901	0.8
70,573	Lockheed Martin Corp	21,747,776	0.8
48,613	Northrop Grumman Corp	14,366,600	0.6
	Other	95,024,342	3.7
		264,560,262	10.2
COMMERCIAL & PROFESSIONAL SERVICES
185,098	Waste Management, Inc	15,209,503	0.6
	Other	13,825,640	0.5
		29,035,143	1.1
CONSUMER DURABLES & APPAREL		69,877,211	2.7
CONSUMER SERVICES
134,191	McDonald’s Corp	22,397,820	0.9
	Other	69,531,027	2.7
		91,928,847	3.6
DIVERSIFIED FINANCIALS
240,000	iShares Russell 1000 Growth Index Fund	31,190,400	1.2
	Other	49,215,209	1.9
		80,405,609	3.1
ENERGY		7,960,413	0.3
FOOD & STAPLES RETAILING		12,456,741	0.5
FOOD, BEVERAGE & TOBACCO
298,643	Altria Group, Inc	19,178,853	0.7
424,254	Coca-Cola Co	19,507,199	0.8
246,742	PepsiCo, Inc	27,198,371	1.1
	Other	31,572,696	1.2
		97,457,119	3.8
HEALTH CARE EQUIPMENT & SERVICES
92,399	Cigna Corp	18,222,931	0.7
62,684	Humana, Inc	16,006,359	0.6
239,877	UnitedHealth Group, Inc	50,426,943	2.0
	Other	59,150,662	2.3
		143,806,895	5.6
HOUSEHOLD & PERSONAL PRODUCTS		20,595,636	0.8
INSURANCE		44,090,720	1.7
MATERIALS
198,889	DowDuPont, Inc	14,381,664	0.6
	Other	64,591,305	2.5
		78,972,969	3.1
Shares		Company	Value	% of net assets
MEDIA
698,155		Comcast Corp (Class A)	$25,154,525	1.0%
282,144		Walt Disney Co	27,596,504	1.0
		Other	30,990,431	1.2
			83,741,460	3.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
299,170		AbbVie, Inc	27,000,093	1.1
48,149	*	Biogen Idec, Inc	15,006,117	0.6
131,892	*	Celgene Corp	13,317,135	0.5
160,439		Eli Lilly & Co	13,146,372	0.5
212,863		Gilead Sciences, Inc	15,956,210	0.6
		Other	62,699,835	2.4
			147,125,762	5.7
REAL ESTATE			43,644,426	1.7
RETAILING
79,228	*	Amazon.com, Inc	87,569,124	3.4
241,823		Home Depot, Inc	40,089,417	1.5
9,246	*	Priceline.com, Inc	17,677,982	0.7
		Other	53,472,819	2.1
			198,809,342	7.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
391,812		Applied Materials, Inc	22,109,951	0.9
77,637		Broadcom Ltd	20,489,181	0.8
119,200		Kla-Tencor Corp	12,979,688	0.5
82,348		Lam Research Corp	17,175,322	0.7
102,782		NVIDIA Corp	21,256,345	0.8
117,561		Skyworks Solutions, Inc	13,385,496	0.5
305,951		Texas Instruments, Inc	29,582,402	1.1
		Other	16,215,921	0.6
			153,194,306	5.9
SOFTWARE & SERVICES
158,564		Accenture plc	22,573,171	0.9
61,049	*	Alphabet, Inc (Class A)	63,066,059	2.4
60,527	*	Alphabet, Inc (Class C)	61,534,169	2.4
133,034	*	Electronic Arts, Inc	15,910,866	0.6
484,926	*	Facebook, Inc	87,315,776	3.4
145,070		International Business Machines Corp	22,349,484	0.9
107,788		Intuit, Inc	16,278,144	0.6
163,539		MasterCard, Inc (Class A)	24,329,697	0.9
1,644,875		Microsoft Corp	136,820,703	5.3
117,967	*	Red Hat, Inc	14,253,953	0.6
406,093		Visa, Inc (Class A)	44,662,108	1.7
		Other	121,254,604	4.7
			630,348,734	24.4
TECHNOLOGY HARDWARE & EQUIPMENT
1,120,298		Apple, Inc	189,375,174	7.4
		Other	62,789,193	2.4
			252,164,367	9.8
TELECOMMUNICATION SERVICES			12,853,181	0.5

46	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Enhanced Large-Cap Growth Index Fund ■ October 31, 2017

Shares	Company	Value	% of net assets
TRANSPORTATION
142,660	Union Pacific Corp	$16,518,601	0.7%
	Other	28,932,808	1.1
		45,451,409	1.8
UTILITIES		627,625	0.0
	TOTAL COMMON STOCKS (Cost $1,785,596,135)	2,565,683,397	99.4

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$20,750,000	Federal Home Loan Bank (FHLB)
	0.850%, 11/01/17	20,750,000	0.8
		20,750,000	0.8
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
14,808,915	c	State Street Navigator Securities Lending Government Money Market Portfolio	$14,808,915	0.6%
			14,808,915	0.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $35,558,915)		35,558,915	1.4
	TOTAL PORTFOLIO (Cost $1,821,155,050)		2,601,242,312	100.8
	OTHER ASSETS & LIABILITIES, NET		(21,530,960)	(0.8)
	NET ASSETS		$2,579,711,352	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities on loan was $14,381,384.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	47

Summary portfolio of investments

Enhanced Large-Cap Value Index Fund ■ October 31, 2017

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
457,085	General Motors Co	$19,645,513	0.8%
	Other	29,055,207	1.2
		48,700,720	2.0
BANKS
2,303,258	Bank of America Corp	63,086,237	2.5
670,517	Citigroup, Inc	49,282,999	2.0
322,082	Citizens Financial Group, Inc	12,242,337	0.5
799,755	JPMorgan Chase & Co	80,463,350	3.3
830,833	Wells Fargo & Co	46,642,965	1.9
	Other	47,777,863	1.9
		299,495,751	12.1
CAPITAL GOODS
1,036,506	General Electric Co	20,895,961	0.9
	Other	108,879,387	4.4
		129,775,348	5.3
COMMERCIAL & PROFESSIONAL SERVICES		22,415,777	0.9
CONSUMER DURABLES & APPAREL		15,142,165	0.6
CONSUMER SERVICES
178,522	Carnival Corp	11,852,076	0.5
105,286	Royal Caribbean Cruises Ltd	13,031,248	0.5
	Other	18,468,767	0.7
		43,352,091	1.7
DIVERSIFIED FINANCIALS
215,901	American Express Co	20,622,864	0.8
184,059	Capital One Financial Corp	16,966,559	0.7
204,147	Discover Financial Services	13,581,900	0.5
62,280	Goldman Sachs Group, Inc	15,101,654	0.6
379,209	Morgan Stanley	18,960,450	0.7
422,929	Synchrony Financial	13,795,944	0.6
	Other	75,838,488	3.1
		174,867,859	7.0
ENERGY
386,874	Chevron Corp	44,834,828	1.8
246,318	ConocoPhillips	12,599,165	0.5
857,148	Exxon Mobil Corp	71,443,286	2.9
276,607	Schlumberger Ltd	17,702,848	0.7
	Other	104,976,622	4.3
		251,556,749	10.2
FOOD & STAPLES RETAILING
330,859	CVS Health Corp	22,673,767	0.9
252,798	Walgreens Boots Alliance, Inc	16,752,923	0.7
367,960	Wal-Mart Stores, Inc	32,126,588	1.3
		71,553,278	2.9
FOOD, BEVERAGE & TOBACCO
204,059	Philip Morris International, Inc	21,352,734	0.8
177,712	Tyson Foods, Inc (Class A)	12,956,982	0.5
	Other	31,579,953	1.3
		65,889,669	2.6
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
84,221		Anthem, Inc	$17,619,875	0.7%
239,819	*	Express Scripts Holding Co	14,698,506	0.6
155,678		Medtronic plc	12,535,193	0.5
		Other	58,076,921	2.4
			102,930,495	4.2
HOUSEHOLD & PERSONAL PRODUCTS
481,444		Procter & Gamble Co	41,567,875	1.7
		Other	12,515,066	0.5
			54,082,941	2.2
INSURANCE
155,541		Aflac, Inc	13,048,334	0.5
343,170	*	Berkshire Hathaway, Inc (Class B)	64,152,200	2.6
92,473		Chubb Ltd	13,946,778	0.6
222,506		Metlife, Inc	11,921,871	0.5
180,063		Principal Financial Group	11,857,149	0.5
111,312		Prudential Financial, Inc	12,295,524	0.5
		Other	87,538,615	3.5
			214,760,471	8.7
MATERIALS
206,577		DowDuPont, Inc	14,937,583	0.6
126,884		LyondellBasell Industries AF S.C.A	13,136,300	0.5
		Other	65,818,752	2.7
			93,892,635	3.8
MEDIA			31,071,107	1.3
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
126,858		Amgen, Inc	22,228,059	0.9
277,127		Bristol-Myers Squibb Co	17,087,651	0.7
507,435		Johnson & Johnson	70,741,513	2.8
560,105		Merck & Co, Inc	30,856,184	1.2
1,377,645		Pfizer, Inc	48,300,234	2.0
		Other	15,266,094	0.6
			204,479,735	8.2
REAL ESTATE			93,004,339	3.8
RETAILING			37,633,859	1.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,147,297		Intel Corp	52,190,540	2.1
		Other	28,710,841	1.2
			80,901,381	3.3
SOFTWARE & SERVICES
81,727		International Business Machines Corp	12,590,862	0.5
650,737		Oracle Corp	33,122,513	1.3
		Other	32,194,333	1.3
			77,907,708	3.1
TECHNOLOGY HARDWARE & EQUIPMENT
1,215,571		Cisco Systems, Inc	41,511,750	1.7
667,218		HP, Inc	14,378,548	0.6
		Other	48,607,078	1.9
			104,497,376	4.2

48	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Enhanced Large-Cap Value Index Fund ■ October 31, 2017

Shares	Company	Value	% of net assets
TELECOMMUNICATION SERVICES
1,116,740	AT&T, Inc	$37,578,301	1.5%
	Other	11,165,965	0.5
		48,744,266	2.0
TRANSPORTATION		45,526,146	1.8
UTILITIES
141,610	Duke Energy Corp	12,505,579	0.5
356,816	FirstEnergy Corp	11,757,087	0.5
107,589	NextEra Energy, Inc	16,683,827	0.7
	Other	110,086,629	4.4
		151,033,122	6.1

	TOTAL COMMON STOCKS (Cost $2,036,248,363)	2,463,214,988	99.5

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		9,850,000	0.4
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
10,431,634	c	State Street Navigator Securities Lending Government Money Market Portfolio	$10,431,634	0.4%
			10,431,634	0.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $20,281,634)		20,281,634	0.8
	TOTAL PORTFOLIO (Cost $2,056,529,997)		2,483,496,622	100.3
	OTHER ASSETS & LIABILITIES, NET		(7,242,591)	(0.3)
	NET ASSETS		$2,476,254,031	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities on loan was $10,061,415.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	49

Summary portfolio of investments

Growth & Income Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$23,915,896	0.4%
BANKS
4,551,012		Bank of America Corp	124,652,219	1.9
1,165,343	n	Citigroup, Inc	85,652,710	1.3
1,438,098		JPMorgan Chase & Co	144,687,040	2.2
752,347		Wells Fargo & Co	42,236,760	0.6
		Other	162,054,079	2.4
			559,282,808	8.4
CAPITAL GOODS
496,074		Caterpillar, Inc	67,366,849	1.0
568,915	n	Honeywell International, Inc	82,014,787	1.2
271,679		Parker-Hannifin Corp	49,611,302	0.7
280,332	n	Raytheon Co	50,515,826	0.8
		Other	333,722,532	5.0
			583,231,296	8.7
COMMERCIAL & PROFESSIONAL SERVICES
601,810		Waste Management, Inc	49,450,728	0.7
			49,450,728	0.7
CONSUMER DURABLES & APPAREL			207,718,596	3.1
CONSUMER SERVICES			66,589,416	1.0
DIVERSIFIED FINANCIALS
514,399		American Express Co	49,135,393	0.7
1,178,946		Morgan Stanley	58,947,300	0.9
		Other	59,072,780	0.9
			167,155,473	2.5
ENERGY
844,165		Chevron Corp	97,830,282	1.4
327,743	*	Concho Resources, Inc	43,986,388	0.6
1,089,028	*	Continental Resources, Inc	44,334,330	0.7
656,350		EOG Resources, Inc	65,549,674	1.0
		Other	133,326,838	2.0
			385,027,512	5.7
FOOD & STAPLES RETAILING
494,966		Wal-Mart Stores, Inc	43,215,481	0.6
			43,215,481	0.6
FOOD, BEVERAGE & TOBACCO
1,215,044		Coca-Cola Co	55,867,723	0.9
590,891		Kraft Heinz Co	45,693,601	0.7
840,913	*	Monster Beverage Corp	48,714,090	0.7
591,860		Philip Morris International, Inc	61,932,231	0.9
		Other	222,083,931	3.3
			434,291,576	6.5
HEALTH CARE EQUIPMENT & SERVICES
1,747,026	*	Boston Scientific Corp	49,161,312	0.7
250,765		Cigna Corp	49,455,873	0.7
		Other	306,862,218	4.6
			405,479,403	6.0
Shares		Company	Value	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS
631,453		Colgate-Palmolive Co	$44,485,864	0.7%
532,143		Procter & Gamble Co	45,945,227	0.7
		Other	47,322,104	0.7
			137,753,195	2.1
INSURANCE
369,408	n	Chubb Ltd	55,714,115	0.8
708,466		Lincoln National Corp	53,687,553	0.8
		Other	41,016,754	0.6
			150,418,422	2.2
MATERIALS
1,245,338		DowDuPont, Inc	90,050,391	1.3
		Other	172,268,476	2.6
			262,318,867	3.9
MEDIA
441,587		Walt Disney Co	43,191,624	0.6
		Other	70,145,275	1.1
			113,336,899	1.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
686,299	n	AbbVie, Inc	61,938,485	0.9
452,443		Johnson & Johnson	63,075,079	1.0
789,604		Merck & Co, Inc	43,499,284	0.7
		Other	417,905,157	6.2
			586,418,005	8.8
REAL ESTATE			17,277,180	0.3
RETAILING
132,640	*	Amazon.com, Inc	146,604,339	2.2
631,103		Home Depot, Inc	104,624,255	1.5
272,455	*,n	NetFlix, Inc	53,518,336	0.8
		Other	40,717,923	0.6
			345,464,853	5.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,034,162		Applied Materials, Inc	58,357,762	0.9
243,609		Broadcom Ltd	64,290,851	0.9
1,679,597		Intel Corp	76,404,867	1.1
321,395		NVIDIA Corp	66,467,700	1.0
		Other	101,456,525	1.5
			366,977,705	5.4
SOFTWARE & SERVICES
176,625	*	Alphabet, Inc (Class C)	179,564,040	2.7
748,615	*	Facebook, Inc	134,795,617	2.0
473,167	n	MasterCard, Inc (Class A)	70,393,055	1.0
2,439,797		Microsoft Corp	202,942,314	3.0
1,341,897		Oracle Corp	68,302,557	1.0
600,071	*	PayPal Holdings, Inc	43,541,152	0.7
612,647	*	salesforce.com, Inc	62,698,294	0.9
372,043	*,n	Take-Two Interactive Software, Inc	41,166,558	0.6
		Other	286,140,139	4.3
			1,089,543,726	16.2

50	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	continued

Growth & Income Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
1,531,037	n	Apple, Inc	$258,806,494	3.8%
		Other	180,934,269	2.7
			439,740,763	6.5
TELECOMMUNICATION SERVICES			29,513,675	0.4
TRANSPORTATION			120,809,292	1.8
UTILITIES
324,561	n	NextEra Energy, Inc	50,329,674	0.8
		Other	53,801,745	0.8
			104,131,419	1.6
	TOTAL COMMON STOCKS (Cost $4,646,053,828)		6,689,062,186	99.6
PURCHASED OPTIONS
HEALTH CARE EQUIPMENT & SERVICES			47,595	0.0
MEDIA			15,383	0.0
	TOTAL PURCHASED OPTIONS (Cost $206,817)		62,978	0.0

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$43,750,000		Federal Home Loan Bank (FHLB) 0.700%–0.850%, 11/01/17	43,750,000	0.6
			43,750,000	0.6
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
51,048,743	c	State Street Navigator Securities Lending Government Money Market Portfolio	$51,048,743	0.8%
			51,048,743	0.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $94,798,743)		94,798,743	1.4
	TOTAL PORTFOLIO (Cost $4,741,059,388)		6,783,923,907	101.0
	OTHER ASSETS & LIABILITIES, NET		(67,407,913)	(1.0)
	NET ASSETS		$6,716,515,994	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities on loan was $50,082,840.

At 10/31/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $25,089,123 or 0.4% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
DISH Network Corp, Call	293	$124,695	$65.00	1/19/18	$15,383
Humana, Inc, Call	167	82,122	280.00	2/16/18	47,595
Total	460	$206,817			$62,978

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	51

Summary portfolio of investments

Growth & Income Fund ■ October 31, 2017

Written options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Call	330	$(11,220)	$100.00	11/17/17	$(3,300)
Activision Blizzard, Inc, Put	661	(31,066)	56.00	11/3/17	(4,627)
Allergan plc, Call	165	(14,727)	190.00	11/3/17	(23,925)
Allergan plc, Call	289	(27,454)	195.00	11/10/17	(32,657)
Allergan plc, Call	289	(83,230)	230.00	3/16/18	(34,102)
Allergan plc, Put	250	(486,989)	210.00	3/16/18	(915,000)
AMC Networks, Inc, Put	600	(42,599)	50.00	12/15/17	(127,500)
Analog Devices, Inc, Put	165	(108,568)	80.00	12/15/17	(7,095)
Anthem, Inc, Put	206	(15,169)	185.00	11/3/17	(14,832)
Applied Optoelectronics, Inc, Put	660	(69,058)	35.00	11/17/17	(108,900)
Baidu, Inc, Put	165	(19,461)	232.50	11/3/17	(3,300)
CBS Corp, Put	496	(21,665)	52.50	11/17/17	(26,536)
Celgene Corp, Put	500	(76,998)	125.00	1/19/18	(1,190,000)
Celgene Corp, Put	330	(240,234)	120.00	3/16/18	(691,350)
Centene Corp, Put	363	(24,139)	85.00	11/17/17	(11,979)
Cerner Corp, Put	454	(237,437)	65.00	6/15/18	(181,600)
Chubb Ltd, Put	289	(12,716)	145.00	11/17/17	(10,982)
Citigroup, Inc, Put	495	(21,284)	70.00	11/10/17	(8,910)
Clovis Oncology, Inc, Put	103	(11,124)	60.00	11/17/17	(2,575)
Clovis Oncology, Inc, Put	207	(96,874)	60.00	1/19/18	(52,785)
Clovis Oncology, Inc, Put	104	(51,271)	60.00	4/20/18	(49,920)
Cognex Corp, Put	330	(35,639)	115.00	11/17/17	(23,100)
CyberArk Software Ltd, Put	494	(207,705)	40.00	4/20/18	(139,308)
DISH Network Corp, Put	585	(349,822)	50.00	6/15/18	(380,250)
DXC Technology Co, Put	497	(48,705)	80.00	11/17/17	(6,213)
Ecolab, Inc, Put	248	(16,368)	125.00	11/17/17	(9,920)
Electronic Arts, Inc, Put	333	(22,976)	108.00	11/3/17	(15,984)
Estee Lauder Cos, Inc, Call	330	(16,830)	120.00	11/17/17	(19,470)
Estee Lauder Cos, Inc, Put	330	(32,339)	105.00	11/17/17	(29,700)
Expedia, Inc, Put	248	(471,968)	135.00	4/20/18	(384,400)
FMC Corp, Call	300	(18,900)	100.00	11/17/17	(18,000)
General Dynamics Corp, Put	165	(15,510)	200.00	11/17/17	(25,905)
General Electric Co, Put	784	(7,056)	20.00	11/17/17	(44,688)
General Electric Co, Put	785	(32,145)	19.00	1/19/18	(47,100)
Goldman Sachs Group, Inc, Put	167	(17,251)	220.00	11/17/17	(3,841)
Hartford Financial Services Group, Inc, Put	578	(22,541)	52.00	11/24/17	(9,248)
Hasbro, Inc, Put	426	(104,907)	90.00	1/19/18	(94,572)
Hasbro, Inc, Put	165	(79,693)	90.00	4/20/18	(75,900)
Hasbro, Inc, Put	165	(122,592)	95.00	4/20/18	(113,850)
Humana, Inc, Call	167	(17,242)	310.00	2/16/18	(6,680)
Humana, Inc, Put	167	(47,302)	220.00	11/17/17	(4,175)
Humana, Inc, Put	167	(93,226)	220.00	2/16/18	(37,575)
IDEXX Laboratories, Inc, Call	206	(12,154)	185.00	11/17/17	(2,678)
IDEXX Laboratories, Inc, Put	206	(12,669)	145.00	11/17/17	(5,150)
Ingersoll-Rand plc, Put	330	(21,120)	87.50	11/17/17	(37,950)
Jazz Pharmaceuticals plc, Put	330	(35,639)	130.00	11/17/17	(46,200)
L Brands, Inc, Put	17	(663)	35.00	11/17/17	(272)
Lumentum Holdings, Inc, Call	495	(19,305)	75.00	11/3/17	(14,850)
Lumentum Holdings, Inc, Put	495	(21,779)	55.00	11/3/17	(22,275)
Mastercard, Inc, Put	330	(8,992)	140.00	11/10/17	(7,260)
Mattel, Inc, Put	2,000	(524,048)	15.00	1/18/19	(514,000)
MicroStrategy, Inc, Put	165	(57,981)	115.00	1/19/18	(17,737)
Mohawk Industries, Inc, Put	165	(13,860)	230.00	11/17/17	(4,125)
Monolithic Power Systems, Inc, Put	330	(15,602)	105.00	11/17/17	(6,600)
Monsanto Co, Put	563	(376,217)	97.50	1/19/18	(41,380)
Monsanto Co, Put	330	(68,638)	100.00	4/20/18	(51,975)
NASDAQ, Inc, Put	400	(21,599)	70.00	11/17/17	(14,000)
NetFlix, Inc, Put	206	(12,154)	185.00	11/10/17	(14,832)
Newell Brands, Inc, Call	750	(32,249)	48.00	12/15/17	(7,500)
Newell Brands, Inc, Put	750	(343,492)	42.00	6/15/18	(326,250)
NextEra Energy, Inc, Put	330	(16,170)	145.00	11/17/17	(5,775)
NuVasive, Inc, Call	500	(58,999)	70.00	3/16/18	(60,000)
NuVasive, Inc, Put	500	(433,990)	60.00	3/16/18	(340,000)
PACCAR, Inc, Put	578	(29,766)	67.50	11/17/17	(14,450)
Pinnacle Foods, Inc, Put	487	(24,836)	52.50	11/17/17	(17,532)

52	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Growth & Income Fund ■ October 31, 2017

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Pioneer Natural Resources Co, Put	505	$(471,154)	$135.00	6/15/18	$(429,250)
Praxair, Inc, Put	330	(26,069)	135.00	11/17/17	(4,290)
PVH Corp, Put	165	(32,986)	115.00	12/15/17	(21,780)
Raytheon Co, Put	206	(17,304)	180.00	11/17/17	(46,556)
Regeneron Pharmaceuticals, Inc, Put	165	(199,315)	370.00	4/20/18	(342,375)
Schlumberger Ltd, Put	330	(231,160)	67.50	6/15/18	(214,500)
Sherwin-Williams Co, Put	100	(18,530)	360.00	11/17/17	(3,000)
Stryker Corp, Put	333	(17,818)	140.00	11/17/17	(3,330)
Symantec Corp, Put	991	(32,068)	29.00	11/17/17	(32,703)
Take-Two Interactive Software, Inc, Put	127	(28,320)	65.00	12/15/17	(1,270)
Take-Two Interactive Software, Inc, Put	127	(64,611)	90.00	3/16/18	(32,068)
Tapestry, Inc, Put	667	(56,027)	38.00	11/17/17	(63,365)
TripAdvisor, Inc, Put	1,000	(240,174)	35.00	3/16/18	(275,000)
Ulta Beauty, Inc, Call	167	(80,659)	255.00	3/16/18	(49,265)
Ulta Beauty, Inc, Put	167	(645,941)	240.00	3/16/18	(708,080)
United States Steel Corp, Put	470	(32,429)	18.00	4/20/18	(31,020)
Universal Display Corp, Put	120	(38,759)	105.00	12/15/17	(10,800)
Universal Display Corp, Put	161	(133,305)	110.00	12/15/17	(19,320)
Universal Display Corp, Put	120	(37,559)	100.00	1/19/18	(14,700)
Universal Health Services, Inc, Call	333	(32,633)	120.00	11/17/17	(3,330)
Universal Health Services, Inc, Put	375	(47,999)	100.00	11/17/17	(58,500)
Viacom, Inc, Put	659	(400,663)	30.00	6/15/18	(474,480)
Viavi Solutions, Inc, Put	1,652	(42,951)	9.00	11/17/17	(54,516)
WABCO Holdings, Inc, Call	330	(69,638)	170.00	3/16/18	(44,550)
WABCO Holdings, Inc, Put	330	(91,738)	130.00	3/16/18	(80,850)
WABCO Holdings, Inc, Put	330	(113,986)	140.00	3/16/18	(156,750)
WellCare Health Plans, Inc, Put	150	(13,350)	160.00	11/17/17	(1,500)
WellCare Health Plans, Inc, Put	150	(22,199)	165.00	11/17/17	(22,500)
WR Grace & Co, Put	495	(29,204)	62.50	1/19/18	(13,613)
Wynn Resorts Ltd, Call	330	(7,590)	155.00	11/3/17	(7,920)
Wynn Resorts Ltd, Put	330	(21,631)	138.00	11/3/17	(3,300)
Total	36,730	$(8,943,692)			$(9,789,026)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	53

Summary portfolio of investments

Large-Cap Growth Fund ■ October 31, 2017

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
105,528	*	Tesla, Inc	$34,985,698	0.7%
			34,985,698	0.7
BANKS
1,913,682		Bank of America Corp	52,415,750	1.1
			52,415,750	1.1
CAPITAL GOODS
214,129		Boeing Co	55,240,999	1.1
150,882		Northrop Grumman Corp	44,590,158	0.9
413,604		Parker-Hannifin Corp	75,528,226	1.6
168,656		Roper Industries, Inc	43,541,920	0.9
		Other	80,805,489	1.7
			299,706,792	6.2
CONSUMER DURABLES & APPAREL			27,369,551	0.6
CONSUMER SERVICES
758,916		Marriott International, Inc (Class A)	90,675,284	1.9
1,744,391		Starbucks Corp	95,662,402	2.0
			186,337,686	3.9
DIVERSIFIED FINANCIALS			22,533,688	0.5
ENERGY
343,405	*	Concho Resources, Inc	46,088,385	1.0
			46,088,385	1.0
FOOD, BEVERAGE & TOBACCO
298,235		Costco Wholesale Corp	48,039,694	1.0
		Other	42,355,178	0.9
			90,394,872	1.9
HEALTH CARE EQUIPMENT & SERVICES
598,066	*	Cerner Corp	40,381,416	0.8
287,277	*	Intuitive Surgical, Inc	107,832,295	2.3
527,604		UnitedHealth Group, Inc	110,912,913	2.3
			259,126,624	5.4
HOUSEHOLD & PERSONAL PRODUCTS
661,094		Estee Lauder Cos (Class A)	73,916,920	1.5
			73,916,920	1.5
MATERIALS
367,702		Albemarle Corp	51,805,535	1.1
177,739		Sherwin-Williams Co	70,233,566	1.4
		Other	23,584,588	0.5
			145,623,689	3.0
MEDIA			1,382	0.0
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
622,687		AbbVie, Inc	56,197,502	1.2
671,151		Bristol-Myers Squibb Co	41,383,171	0.9
497,916	*,n	Celgene Corp	50,274,578	1.0
252,896	*	Illumina, Inc	51,891,730	1.1
260,569	*	Jazz Pharmaceuticals plc	36,878,331	0.8
307,654	*	Vertex Pharmaceuticals, Inc	44,988,244	0.9
601,045		Zoetis, Inc	38,358,692	0.8
		Other	188,067,494	3.9
			508,039,742	10.6
				% of net
Shares		Company	Value	assets
RETAILING
189,429	*	Amazon.com, Inc	$209,372,085	4.3%
1,455,990		Gap, Inc	37,841,180	0.8
568,284	n	Home Depot, Inc	94,210,121	2.0
93,977		Kering	43,098,346	0.9
569,868		Lowe’s Companies, Inc	45,560,947	0.9
335,642	*	NetFlix, Inc	65,930,158	1.4
		Other	74,671,332	1.5
			570,684,169	11.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
1,322,228		Applied Materials, Inc	74,613,326	1.5
466,026		Broadcom Ltd	122,988,921	2.6
285,806		NVIDIA Corp	59,107,539	1.2
		Other	46,689,471	1.0
			303,399,257	6.3
SOFTWARE & SERVICES
742,170		Activision Blizzard, Inc	48,604,713	1.0
865,963	*	Adobe Systems, Inc	151,682,079	3.2
259,198	*	Alibaba Group Holding Ltd (ADR)	47,923,118	1.0
98,605	*	Alphabet, Inc (Class A)	101,862,909	2.1
162,223	*	Alphabet, Inc (Class C)	164,922,391	3.4
1,210,518	*	eBay, Inc	45,563,898	0.9
1,153,704	*,n	Facebook, Inc	207,735,942	4.3
343,803	*	Gartner, Inc	43,081,954	0.9
396,040	*	IAC/InterActiveCorp	51,108,962	1.1
872,201		Intuit, Inc	131,719,795	2.7
900,973		MasterCard, Inc (Class A)	134,037,753	2.8
3,045,200		Microsoft Corp	253,299,736	5.3
1,063,194	*	PayPal Holdings, Inc	77,145,357	1.6
331,951	*	Red Hat, Inc	40,109,639	0.8
1,145,157	*	salesforce.com, Inc	117,195,368	2.4
1,209,092		Visa, Inc (Class A)	132,975,938	2.8
		Other	31,832,495	0.7
			1,780,802,047	37.0
TECHNOLOGY HARDWARE & EQUIPMENT
1,325,166		Apple, Inc	224,006,061	4.7
		Other	9,392,507	0.2
			233,398,568	4.9
TELECOMMUNICATION SERVICES			20,457,777	0.4
TRANSPORTATION
217,347		FedEx Corp	49,079,126	1.0
		Other	50,759,415	1.1
			99,838,541	2.1
	TOTAL COMMON STOCKS (Cost $3,007,468,964)		4,755,121,138	98.9

PURCHASED OPTIONS
DIVERSIFIED FINANCIALS			10,684,800	0.2
	TOTAL PURCHASED OPTIONS (Cost $12,730,816)		10,684,800	0.2

54	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Large-Cap Growth Fund ■ October 31, 2017

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
TREASURY DEBT		$27,258,456	0.6%
	TOTAL SHORT-TERM INVESTMENTS (Cost $27,258,637)	27,258,456	0.6
	TOTAL PORTFOLIO (Cost $3,047,458,417)	4,793,064,394	99.7
	OTHER ASSETS & LIABILITIES, NET	16,535,705	0.3
	NET ASSETS	$4,809,600,099	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $8,636,334 or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
PowerShares QQQ Trust, Put	22,400	$6,669,600	$146.00	1/19/18	$4,547,200
PowerShares QQQ Trust, Put	22,400	6,061,216	149.00	1/19/18	6,137,600
Total	44,800	$12,730,816			$10,684,800

Written options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Home Depot, Inc, Put	540	$(190,616)	$135.00	1/19/18	$(16,740)
PowerShares QQQ Trust, Call	22,400	(1,573,563)	156.00	1/19/18	(4,256,000)
PowerShares QQQ Trust, Call	22,400	(1,936,435)	159.00	1/19/18	(2,150,400)
PowerShares QQQ Trust, Put	22,400	(2,850,333)	138.00	1/19/18	(2,105,600)
PowerShares QQQ Trust, Put	22,400	(2,472,006)	141.00	1/19/18	(2,710,400)
Total	90,140	$(9,022,953)			$(11,239,140)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	55

Summary portfolio of investments

Large-Cap Value Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
1,329,853		General Motors Co	$57,157,082	0.8%
		Other	30,791,994	0.4
			87,949,076	1.2
BANKS
8,571,503		Bank of America Corp	234,773,467	3.3
2,353,097		Citigroup, Inc	172,952,630	2.5
1,080,758		JPMorgan Chase & Co	108,735,062	1.6
3,536,625		Regions Financial Corp	54,746,955	0.8
2,268,079		Wells Fargo & Co	127,329,955	1.8
1,109,876		Zions Bancorporation	51,564,839	0.7
		Other	144,069,507	2.0
			894,172,415	12.7
CAPITAL GOODS
737,191		Fortive Corp	53,269,422	0.8
5,253,223		General Electric Co	105,904,976	1.5
		Other	360,230,939	5.2
			519,405,337	7.5
CONSUMER DURABLES & APPAREL			117,606,432	1.7
CONSUMER SERVICES
824,729		Restaurant Brands International, Inc	53,269,246	0.8
		Other	206,020,477	2.9
			259,289,723	3.7
DIVERSIFIED FINANCIALS
525,512		Goldman Sachs Group, Inc	127,426,150	1.8
1,225,123		Morgan Stanley	61,256,150	0.9
706,704		State Street Corp	65,016,768	0.9
		Other	122,246,627	1.8
			375,945,695	5.4
ENERGY
5,457,902		Cenovus Energy, Inc	53,050,807	0.8
905,931		Chevron Corp	104,988,344	1.5
1,047,578		EOG Resources, Inc	104,621,615	1.5
1,059,942		Exxon Mobil Corp	88,346,166	1.3
2,252,506	*	Matador Resources Co	59,804,034	0.8
3,520,621	*	Parsley Energy, Inc	93,648,519	1.3
2,524,915		Williams Cos, Inc	71,960,077	1.0
		Other	250,693,048	3.6
			827,112,610	11.8
FOOD & STAPLES RETAILING
751,282		Walgreens Boots Alliance, Inc	49,787,458	0.7
		Other	66,787,027	1.0
			116,574,485	1.7
FOOD, BEVERAGE & TOBACCO
1,526,920		Kraft Heinz Co	118,076,724	1.7
1,986,686		Mondelez International, Inc	82,308,401	1.2
744,894		Philip Morris International, Inc	77,945,708	1.1
		Other	137,461,263	1.9
			415,792,096	5.9
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
1,584,352		Abbott Laboratories	$85,919,409	1.2%
846,656		Cardinal Health, Inc	52,408,006	0.8
		Other	91,053,358	1.3
			229,380,773	3.3
HOUSEHOLD & PERSONAL PRODUCTS			31,846,509	0.5
INSURANCE
1,539,049		American International Group, Inc	99,437,956	1.4
361,408	*	Berkshire Hathaway, Inc (Class B)	67,561,611	1.0
397,555		Chubb Ltd	59,959,245	0.9
1,758,188		Metlife, Inc	94,203,713	1.3
		Other	132,520,770	1.9
			453,683,295	6.5
MATERIALS
1,294,773		DowDuPont, Inc	93,625,036	1.3
2,575,729	*	Louisiana-Pacific Corp	70,008,314	1.0
964,033		WR Grace & Co	73,738,884	1.0
		Other	248,974,014	3.6
			486,346,248	6.9
MEDIA			41,691,018	0.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
373,474		Allergan plc	66,190,797	0.9
277,104		Amgen, Inc	48,554,163	0.7
829,141		Bristol-Myers Squibb Co	51,124,834	0.7
761,726		Gilead Sciences, Inc	57,098,981	0.8
721,891		Johnson & Johnson	100,638,824	1.4
959,954		Merck & Co, Inc	52,883,866	0.8
1,666,430	*	Mylan NV	59,508,215	0.9
5,277,227		Pfizer, Inc	185,019,579	2.6
		Other	19,635,851	0.3
			640,655,110	9.1
REAL ESTATE			54,647,284	0.8
RETAILING			80,705,000	1.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
4,565,517	*,e	Advanced Micro Devices, Inc	50,152,204	0.7
1,199,724		Intel Corp	54,575,445	0.8
		Other	77,308,513	1.1
			182,036,162	2.6
SOFTWARE & SERVICES
2,465,879		Oracle Corp	125,513,241	1.8
1,653,882	*	Teradata Corp	55,322,353	0.8
		Other	247,063,190	3.5
			427,898,784	6.1
TECHNOLOGY HARDWARE & EQUIPMENT
3,311,200		Cisco Systems, Inc	113,077,480	1.6
		Other	162,173,311	2.3
			275,250,791	3.9
TELECOMMUNICATION SERVICES
4,338,435		AT&T, Inc	145,988,338	2.1
		Other	81,745,499	1.2
			227,733,837	3.3

56	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Large-Cap Value Fund ■ October 31, 2017

Shares	Company	Value	% of net assets
TRANSPORTATION
1,395,410	* Knight-Swift Transportation Holdings, Inc	$57,839,744	0.8%
	Other	42,770,768	0.6
		100,610,512	1.4
UTILITIES
1,623,218	FirstEnergy Corp	53,485,033	0.7
	Other	96,397,365	1.4
		149,882,398	2.1
	TOTAL COMMON STOCKS (Cost $5,712,686,025)	6,996,215,590	99.9
PURCHASED OPTIONS
DIVERSIFIED FINANCIALS		27,320	0.0
	TOTAL PURCHASED OPTIONS (Cost $17,605,008)	27,320	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		17,800,000	0.2
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
153,517,053	c	State Street Navigator Securities Lending Government Money Market Portfolio	$153,517,053	2.2%
			153,517,053	2.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $171,317,053)		171,317,053	2.4
	TOTAL PORTFOLIO (Cost $5,901,608,086)		7,167,559,963	102.3
	OTHER ASSETS & LIABILITIES, NET		(161,978,588)	(2.3)
	NET ASSETS		$7,005,581,375	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $147,124,601.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
S&P 500 Index, Put	5,464	$17,605,008	$2,300.00	10/31/17	$27,320

Written options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
S&P 500 Index, Put	5,464	$(6,819,072)	$2,100.00	10/31/17	$(27,320)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	57

Summary portfolio of investments

Mid-Cap Growth Fund ■ October 31, 2017

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
210,491		Delphi Automotive plc	$20,918,596	1.3%
			20,918,596	1.3
BANKS
190,666		First Republic Bank	18,570,869	1.2
		Other	21,167,093	1.3
			39,737,962	2.5
CAPITAL GOODS
397,590		Fastenal Co	18,674,802	1.2
284,285		Fortive Corp	20,542,434	1.3
194,000	n	Ingersoll-Rand plc	17,188,400	1.1
132,934		Parker-Hannifin Corp	24,275,078	1.5
94,194		Rockwell Automation, Inc	18,916,039	1.2
101,229		Roper Industries, Inc	26,134,291	1.6
		Other	113,600,330	7.2
			239,331,374	15.1
CONSUMER DURABLES & APPAREL
420,280		DR Horton, Inc	18,580,579	1.2
		Other	33,579,222	2.1
			52,159,801	3.3
CONSUMER SERVICES
109,816		Wynn Resorts Ltd	16,196,762	1.0
		Other	48,632,954	3.1
			64,829,716	4.1
DIVERSIFIED FINANCIALS
290,801	e,n	iShares Russell Midcap Growth Index Fund	33,846,329	2.1
338,796		Lazard Ltd (Class A)	16,106,362	1.0
		Other	23,891,664	1.5
			73,844,355	4.6
ENERGY			22,182,874	1.4
FOOD & STAPLES RETAILING			10,938,789	0.7
FOOD, BEVERAGE & TOBACCO			26,922,345	1.7
HEALTH CARE EQUIPMENT & SERVICES
239,430	*	Cerner Corp	16,166,313	1.0
211,170	*,n	Edwards Lifesciences Corp	21,587,909	1.3
		Other	39,381,176	2.5
			77,135,398	4.8
INSURANCE
517,644		Progressive Corp	25,183,381	1.6
			25,183,381	1.6
MATERIALS
169,189	n	Avery Dennison Corp	17,962,796	1.2
272,871	*	Berry Plastics Group, Inc	16,222,181	1.0
301,381		International Paper Co	17,260,090	1.1
438,666		Olin Corp	16,024,469	1.0
591,363	n	Tronox Ltd	15,653,379	1.0
212,657		WR Grace & Co	16,266,134	1.0
		Other	33,495,824	2.1
			132,884,873	8.4
				% of net
Shares		Company	Value	assets
MEDIA			$13,849,663	0.9%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
245,134	*	BioMarin Pharmaceutical, Inc	20,123,050	1.3
117,865	*	Illumina, Inc	24,184,719	1.5
171,423	*,n	Quintiles Transnational Holdings, Inc	18,530,826	1.2
469,369		Zoetis, Inc	29,955,130	1.9
		Other	40,735,392	2.5
			133,529,117	8.4
REAL ESTATE
92,066	*	SBA Communications Corp	14,470,934	0.9
		Other	22,149,921	1.4
			36,620,855	2.3
RETAILING
374,396		Ross Stores, Inc	23,770,402	1.5
240,256		Tractor Supply Co	14,477,827	0.9
74,398	*,n	Ulta Beauty, Inc	15,012,772	0.9
		Other	40,744,801	2.6
			94,005,802	5.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
271,840		Analog Devices, Inc	24,818,992	1.6
120,148		Lam Research Corp	25,059,268	1.6
		Other	53,343,303	3.3
			103,221,563	6.5
SOFTWARE & SERVICES
82,341		Alliance Data Systems Corp	18,422,152	1.2
258,763		CDK Global, Inc	16,446,976	1.0
217,643	*	Dell Technologies, Inc-VMware Inc	18,014,311	1.1
287,144		DXC Technology Co	26,279,419	1.6
244,966		Fidelity National Information Services, Inc	22,723,046	1.4
120,770	*	Fiserv, Inc	15,631,261	1.0
124,647	*	FleetCor Technologies, Inc	20,600,410	1.3
137,635	*	Gartner, Inc	17,247,042	1.1
142,669	*	IAC/InterActiveCorp	18,411,435	1.2
139,717	*	ServiceNow, Inc	17,656,037	1.1
631,576		Symantec Corp	20,526,220	1.3
268,807	*	Vantiv, Inc	18,816,490	1.2
		Other	77,498,156	4.9
			308,272,955	19.4
TECHNOLOGY HARDWARE & EQUIPMENT
182,000		Amphenol Corp (Class A)	15,834,000	1.0
55,500	*	Coherent, Inc	14,580,405	0.9
252,695	*,n	Lumentum Holdings, Inc	15,957,689	1.0
371,785	*	Trimble Navigation Ltd	15,198,571	1.0
			61,570,665	3.9
TRANSPORTATION
141,434		J.B. Hunt Transport Services, Inc	15,047,163	0.9
		Other	14,261,750	0.9
			29,308,913	1.8
	TOTAL COMMON STOCKS (Cost $1,232,545,674)		1,566,448,997	98.6

58	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Mid-Cap Growth Fund ■ October 31, 2017

			% of net
Shares	Company	Value	assets
PURCHASED OPTIONS
DIVERSIFIED FINANCIALS		$7,200	0.0%
MATERIALS		6,000	0.0
PHARMACEUTICALS & BIOTECHNOLOGY		12,600	0.0
RETAILING		405,000	0.0
TECHNOLOGY HARDWARE & EQUIPMENT		850,000	0.0
	TOTAL PURCHASED OPTIONS (Cost $2,060,411)	1,280,800	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$25,500,000	Federal Home Loan Bank (FHLB) 0.700%, 11/01/17	25,500,000	1.6
		25,500,000	1.6
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
26,359,303	c	State Street Navigator Securities Lending Government Money Market Portfolio	$26,359,303	1.7%
			26,359,303	1.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $51,859,303)		51,859,303	3.3
	TOTAL PORTFOLIO (Cost $1,286,465,388)		1,619,589,100	101.9
	OTHER ASSETS & LIABILITIES, NET		(28,932,168)	(1.9)
	NET ASSETS		$1,590,656,932	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,217,685.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Ameriprise Financial, Inc, Put	100	$24,200	$150.00	11/17/17	$7,200
Avery Dennison Corp, Put	1,200	152,100	95.00	11/17/17	6,000
Lumentum Holdings, Inc, Put	2,500	1,029,375	62.00	11/17/17	850,000
Quintiles IMS Holdings, Inc, Put	1,400	226,450	100.00	11/17/17	12,600
Ulta Beauty, Inc, Put	450	628,286	195.00	12/15/17	405,000
Total	5,650	$2,060,411			$1,280,800

Written options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/ underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Call	5,500	$(186,116)	$16.00	11/17/17	$(11,000)
Ameriprise Financial, Inc, Call	100	(13,300)	160.00	11/17/17	(12,100)
Ameriprise Financial, Inc, Put	100	(5,400)	140.00	11/17/17	(1,000)
Avery Dennison Corp, Call	1,200	(47,099)	105.00	11/17/17	(258,000)
Avery Dennison Corp, Put	1,200	(47,099)	90.00	11/17/17	(16,800)
Edwards Lifesciences Corp, Call	1,050	(195,862)	120.00	11/17/17	(5,250)
Ingersoll-Rand plc, Call	1,200	(98,098)	100.00	11/17/17	(18,000)
Lumentum Holdings, Inc, Call	2,500	(496,438)	70.00	11/17/17	(450,000)
Lumentum Holdings, Inc, Put	2,500	(320,617)	55.00	11/17/17	(275,000)
Quintiles IMS Holdings, Inc, Call	1,400	(131,947)	105.00	11/17/17	(532,000)
Quintiles IMS Holdings, Inc, Put	1,400	(54,949)	95.00	11/17/17	(21,000)
Tronox Ltd, Call	2,000	(246,494)	28.00	11/17/17	(170,000)
Ulta Beauty, Inc, Call	450	(224,207)	215.00	12/15/17	(283,500)
Ulta Beauty, Inc, Put	450	(311,703)	180.00	12/15/17	(198,450)
Total	21,050	$(2,379,329)			$(2,252,100)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	59

Summary portfolio of investments

Mid-Cap Value Fund ■ October 31, 2017

				% of net
Shares		Company	Value	assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$62,213,276	1.4%
BANKS
572,930		Comerica, Inc	45,015,110	1.0
539,709		East West Bancorp, Inc	32,296,187	0.7
2,890,000		Huntington Bancshares, Inc	39,882,000	0.9
935,000		SunTrust Banks, Inc	56,296,350	1.2
809,013		Zions Bancorporation	37,586,744	0.8
		Other	188,966,833	4.2
			400,043,224	8.8
CAPITAL GOODS
283,122		Cummins, Inc	50,078,619	1.1
330,620		Ingersoll-Rand plc	29,292,932	0.7
306,697		L3 Technologies, Inc	57,407,545	1.3
1,110,630		Textron, Inc	58,574,626	1.3
		Other	177,894,284	3.9
			373,248,006	8.3
COMMERCIAL & PROFESSIONAL SERVICES
563,942		Republic Services, Inc	36,695,706	0.8
			36,695,706	0.8
CONSUMER DURABLES & APPAREL
440,000	*,e	Tempur Sealy International, Inc	28,762,800	0.6
		Other	89,118,887	2.0
			117,881,687	2.6
CONSUMER SERVICES			75,987,571	1.7
DIVERSIFIED FINANCIALS
395,246		Ameriprise Financial, Inc	61,871,809	1.4
964,961	*	E*TRADE Financial Corp	42,062,650	0.9
362,764		Raymond James Financial, Inc	30,755,132	0.7
		Other	41,686,219	0.9
			176,375,810	3.9
ENERGY
330,039		Andeavor	35,063,343	0.8
242,500	*	Concho Resources, Inc	32,545,925	0.7
965,888		Williams Cos, Inc	27,527,808	0.6
		Other	367,016,060	8.1
			462,153,136	10.2
FOOD, BEVERAGE & TOBACCO
841,515		Bunge Ltd	57,879,402	1.3
905,057		ConAgra Foods, Inc	30,916,747	0.7
569,633		Pinnacle Foods, Inc	30,999,428	0.7
475,116		Tyson Foods, Inc (Class A)	34,640,708	0.8
		Other	86,770,015	1.9
			241,206,300	5.4
HEALTH CARE EQUIPMENT & SERVICES
1,097,093	*	Boston Scientific Corp	30,872,197	0.7
126,602		Humana, Inc	32,327,821	0.7
		Other	73,794,582	1.6
			136,994,600	3.0
Shares		Company	Value	% of net assets
INSURANCE
204,093		Chubb Ltd	$30,781,306	0.7%
819,172		Hartford Financial Services Group, Inc	45,095,419	1.0
425,566		Lincoln National Corp	32,249,391	0.7
366,990		Marsh & McLennan Cos, Inc	29,700,501	0.7
		Other	189,891,107	4.2
			327,717,724	7.3
MATERIALS
2,077,652	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	29,045,575	0.6
684,358		WR Grace & Co	52,346,543	1.2
		Other	251,786,039	5.6
			333,178,157	7.4
MEDIA			81,019,448	1.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
773,807		Agilent Technologies, Inc	52,642,090	1.2
1,217,839	*	Mylan NV	43,489,031	0.9
		Other	48,535,830	1.1
			144,666,951	3.2
REAL ESTATE
154,984		AvalonBay Communities, Inc	28,103,249	0.6
299,009		Camden Property Trust	27,281,581	0.6
302,256		Mid-America Apartment Communities, Inc	30,935,902	0.7
486,582		Prologis, Inc	31,423,466	0.7
502,663		Ventas, Inc	31,542,103	0.7
425,892		Welltower, Inc	28,517,728	0.6
		Other	227,365,203	5.1
			405,169,232	9.0
RETAILING			47,329,029	1.0
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT			72,540,651	1.6
SOFTWARE & SERVICES
838,357		Symantec Corp	27,246,603	0.6
		Other	76,384,262	1.7
			103,630,865	2.3
TECHNOLOGY HARDWARE & EQUIPMENT
1,362,874	*	Ciena Corp	28,988,330	0.6
398,488		TE Connectivity Ltd	36,250,453	0.8
511,394		Western Digital Corp	45,652,142	1.0
		Other	79,409,823	1.8
			190,300,748	4.2
TELECOMMUNICATION SERVICES			45,024,069	1.0
TRANSPORTATION
922,036		American Airlines Group, Inc	43,169,725	1.0
472,620	*	United Continental Holdings, Inc	27,638,818	0.6
		Other	100,112,424	2.2
			170,920,967	3.8

60	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Mid-Cap Value Fund ■ October 31, 2017

			% of net
Shares	Company	Value	assets
UTILITIES
414,021	DTE Energy Co	$45,732,759	1.0%
477,142	Edison International	38,147,503	0.9
1,118,665	FirstEnergy Corp	36,860,012	0.8
630,834	Public Service Enterprise Group, Inc	31,037,033	0.7
421,088	Sempra Energy	49,477,840	1.1
	Other	285,949,084	6.3
		487,204,231	10.8
	TOTAL COMMON STOCKS (Cost $3,131,675,898)	4,491,501,388	99.5

Principal	Issuer
SHORT-TERM INVESTMENTS
TREASURY DEBT
$37,600,000	United States Treasury Bill 0.961%, 11/09/17	37,591,968	0.9
	Other	9,319,750	0.2
		46,911,718	1.1
				% of net
Shares		Company	Value	assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
37,054,238	c	State Street Navigator Securities Lending Government Money Market Portfolio	$37,054,238	0.8%
			37,054,238	0.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $83,965,960)		83,965,956	1.9
	TOTAL PORTFOLIO (Cost $3,215,641,858)		4,575,467,344	101.4
	OTHER ASSETS & LIABILITIES, NET		(63,705,616)	(1.4)
	NET ASSETS		$4,511,761,728	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $35,699,359.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	61

Summary portfolio of investments

Small-Cap Equity Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$28,380,223	0.7%
BANKS
633,000	l	Cathay General Bancorp	26,459,400	0.7
676,300	*	Essent Group Ltd	28,823,906	0.8
534,200		Hancock Holding Co	26,042,250	0.7
281,200		IBERIABANK Corp	20,738,500	0.5
2,164,300	*	MGIC Investment Corp	30,949,490	0.8
794,530		Provident Financial Services, Inc	21,611,216	0.6
1,536,680		Radian Group, Inc	32,208,813	0.8
1,047,890		Umpqua Holdings Corp	21,439,829	0.6
684,612		United Community Banks, Inc	18,772,061	0.5
443,100	*	Walker & Dunlop, Inc	24,321,759	0.6
541,700		Washington Federal, Inc	18,851,160	0.5
293,800		Wintrust Financial Corp	23,883,002	0.6
		Other	170,432,524	4.5
			464,533,910	12.2
CAPITAL GOODS
451,500		Comfort Systems USA, Inc	20,001,450	0.5
220,400		Curtiss-Wright Corp	26,062,300	0.7
419,666		EMCOR Group, Inc	33,787,310	0.9
208,050	*	Patrick Industries, Inc	19,348,650	0.5
200,546	*	Trex Co, Inc	21,949,760	0.6
		Other	281,701,788	7.4
			402,851,258	10.6
COMMERCIAL & PROFESSIONAL SERVICES
342,556		Viad Corp	19,885,376	0.5
		Other	94,961,052	2.5
			114,846,428	3.0
CONSUMER DURABLES & APPAREL			116,034,333	3.1
CONSUMER SERVICES
270,100		Choice Hotels International, Inc	18,839,475	0.5
314,701	*	Grand Canyon Education, Inc	28,168,887	0.8
		Other	85,078,783	2.2
			132,087,145	3.5
DIVERSIFIED FINANCIALS
302,838		Evercore Partners, Inc (Class A)	24,257,324	0.6
205,000	e	iShares Russell 2000 Index Fund	30,598,300	0.8
		Other	80,245,988	2.1
			135,101,612	3.5
ENERGY
397,900	*	PDC Energy, Inc	20,265,047	0.5
		Other	142,312,630	3.8
			162,577,677	4.3
FOOD, BEVERAGE & TOBACCO			90,886,780	2.4
HEALTH CARE EQUIPMENT & SERVICES
252,220		Hill-Rom Holdings, Inc	20,356,676	0.5
221,800	*	Magellan Health Services, Inc	18,919,540	0.5
266,400	*	Masimo Corp	23,379,264	0.6
510,563	*	Merit Medical Systems, Inc	19,426,922	0.5
		Other	112,893,383	3.0
			194,975,785	5.1
Shares			Company	Value	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS				$20,719,491	0.5%
INSURANCE
857,615			American Equity Investment Life Holding Co	25,308,219	0.6
			Other	41,763,771	1.1
				67,071,990	1.7
MATERIALS				185,149,527	4.9
MEDIA				41,756,370	1.1
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
481,800	*		Catalent, Inc	20,519,862	0.6
345,926	*		FibroGen, Inc	19,319,967	0.5
248,467	*		PRA Health Sciences, Inc	20,232,668	0.5
1,059,930	*		Spectrum Pharmaceuticals, Inc	20,764,029	0.6
			Other	255,742,086	6.7
				336,578,612	8.9
REAL ESTATE
2,284,500			Cousins Properties, Inc	20,606,190	0.5
731,950			First Industrial Realty Trust, Inc	22,602,616	0.6
160,328			PS Business Parks, Inc	21,216,204	0.6
931,600			Sabra Healthcare REIT, Inc	18,557,472	0.5
			Other	155,331,868	4.1
				238,314,350	6.3
RETAILING				93,969,714	2.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
218,789			Cabot Microelectronics Corp	21,150,333	0.6
204,600		*	Silicon Laboratories, Inc	19,416,540	0.5
			Other	115,668,866	3.0
				156,235,739	4.1
SOFTWARE & SERVICES
164,350	*		CACI International, Inc (Class A)	23,625,312	0.6
231,814	*		EPAM Systems, Inc	21,129,846	0.6
150,400			Fair Isaac Corp	21,832,064	0.6
488,379			Progress Software Corp	20,673,083	0.5
			Other	236,022,245	6.2
				323,282,550	8.5
TECHNOLOGY HARDWARE & EQUIPMENT
166,900			SYNNEX Corp	22,511,472	0.6
218,900	*		Tech Data Corp	20,307,353	0.5
			Other	137,642,827	3.7
				180,461,652	4.8
TELECOMMUNICATION SERVICES				32,196,208	0.9
TRANSPORTATION
573,200	*		Knight-Swift Transportation Holdings, Inc	23,759,140	0.6
			Other	28,227,162	0.8
				51,986,302	1.4
UTILITIES
389,123			Avista Corp	20,327,786	0.5
257,790			Southwest Gas Corp	21,239,318	0.6
			Other	94,493,557	2.5
				136,060,661	3.6
	TOTAL COMMON STOCKS (Cost $3,029,561,947)			3,706,058,317	97.5

62	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Small-Cap Equity Fund ■ October 31, 2017

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$36,250,000	Federal Home Loan Bank (FHLB) 0.700%, 11/01/17	$36,250,000	1.0%
		36,250,000	1.0
TREASURY DEBT
35,455,000	United States Treasury Bill 0.951%–0.971%, 11/02/17	35,454,047	0.9
		35,454,047	0.9
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
63,551,207	c	State Street Navigator Securities Lending Government Money Market Portfolio	$63,551,207	1.7%
			63,551,207	1.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $135,255,264)		135,255,254	3.6
	TOTAL PORTFOLIO (Cost $3,164,817,211)		3,841,313,571	101.1
	OTHER ASSETS & LIABILITIES, NET		(42,033,954)	(1.1)
	NET ASSETS		$3,799,279,617	100.0%

Abbreviation(s):

REIT	Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $62,717,920.
l	All or a portion of these securities have been segregated by the custodian to cover requirements on swap agreements.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	1,090	12/15/17	$79,449,418	$81,897,150	$2,447,732

Bilateral total return swap contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	Value	Unrealized appreciation (depreciation)
GSCBTINY Index	1M LIBOR + 0.150%	Total return of GSCBTINY as specified in contract	Goldman Sachs	12/4/17	$37,280,242	$37,280,242	$—
RU20INTR Index	Total return of RU20INTR as specified in contract	1M LIBOR – 0.070%	Goldman Sachs	12/4/17	18,674,069	18,674,069	—
RU25INTR Index	Total Return of RU25INTR as specified in contract	1M LIBOR – 0.050%	Goldman Sachs	12/4/17	18,776,452	18,776,452	—
Total							$—
LIBOR	London Interbank Offered Rate
M	Month

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	63

Summary portfolio of investments

Small/Mid-Cap Equity Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
31,549		Lear Corp	$5,539,689	0.8%
45,172		Thor Industries, Inc	6,153,330	0.9
		Other	3,411,398	0.5
			15,104,417	2.2
BANKS
19,996	*	SVB Financial Group	4,384,723	0.7
		Other	48,214,578	7.1
			52,599,301	7.8
CAPITAL GOODS
89,403		BWX Technologies, Inc	5,357,028	0.8
57,082		EMCOR Group, Inc	4,595,672	0.7
33,552		Graco, Inc	4,421,818	0.6
60,002		HEICO Corp (Class A)	4,566,152	0.7
34,482		Hubbell, Inc	4,338,525	0.6
39,747		Oshkosh Truck Corp	3,639,235	0.5
47,730		Spirit Aerosystems Holdings, Inc (Class A)	3,823,173	0.6
34,046		Universal Forest Products, Inc	3,843,794	0.6
		Other	54,270,059	8.0
			88,855,456	13.1
COMMERCIAL & PROFESSIONAL SERVICES
55,908		Insperity, Inc	5,305,669	0.8
		Other	16,488,748	2.4
			21,794,417	3.2
CONSUMER DURABLES & APPAREL			20,780,861	3.1
CONSUMER SERVICES
198,329		Extended Stay America, Inc	3,930,881	0.6
81,500	*	ServiceMaster Global Holdings, Inc	3,839,465	0.6
		Other	13,627,202	2.0
			21,397,548	3.2
DIVERSIFIED FINANCIALS
112,489	*	Green Dot Corp	6,369,127	0.9
		Other	19,079,197	2.8
			25,448,324	3.7
ENERGY			29,531,144	4.4
FOOD & STAPLES RETAILING
135,068	*	US Foods Holding Corp	3,684,655	0.6
		Other	3,573,192	0.5
			7,257,847	1.1
FOOD, BEVERAGE & TOBACCO
93,570		Lamb Weston Holdings, Inc	4,771,134	0.7
71,198		Pinnacle Foods, Inc	3,874,595	0.6
		Other	4,783,428	0.7
			13,429,157	2.0
HEALTH CARE EQUIPMENT & SERVICES
207,728	*	Diplomat Pharmacy, Inc	4,372,674	0.6
58,531		Hill-Rom Holdings, Inc	4,724,037	0.7
64,340	*	Veeva Systems, Inc	3,920,880	0.6
		Other	20,243,818	3.0
			33,261,409	4.9
Shares		Company	Value	% of net assets
HOUSEHOLD & PERSONAL PRODUCTS			$5,079,633	0.7%
INSURANCE
35,839		Reinsurance Group of America, Inc (Class A)	5,353,630	0.8
		Other	16,197,917	2.4
			21,551,547	3.2
MATERIALS
40,593		Avery Dennison Corp	4,309,759	0.6
73,910	*	Berry Plastics Group, Inc	4,393,949	0.7
164,682		Tronox Ltd	4,359,133	0.7
		Other	24,637,150	3.6
			37,699,991	5.6
MEDIA
92,448		Tribune Co	3,783,897	0.6
		Other	7,468,356	1.1
			11,252,253	1.7
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
24,914	*	Bio-Rad Laboratories, Inc (Class A)	5,475,848	0.8
128,690		Bruker BioSciences Corp	4,040,866	0.6
88,410	*	Catalent, Inc	3,765,382	0.5
41,691	*	Charles River Laboratories International, Inc	4,848,246	0.7
		Other	22,772,903	3.4
			40,903,245	6.0
REAL ESTATE
49,828		Camden Property Trust	4,546,307	0.7
102,517		Liberty Property Trust	4,395,929	0.6
46,863		Sun Communities, Inc	4,229,854	0.6
		Other	44,700,834	6.6
			57,872,924	8.5
RETAILING
72,540		Big Lots, Inc	3,722,027	0.6
39,466	*	Burlington Stores, Inc	3,705,463	0.5
52,226	*	Wayfair, Inc	3,650,597	0.5
		Other	18,457,296	2.7
			29,535,383	4.3
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
138,680		Brooks Automation, Inc	4,769,205	0.7
74,200	*	First Solar, Inc	4,067,644	0.6
83,000	*	Microsemi Corp	4,429,710	0.7
		Other	4,996,664	0.7
			18,263,223	2.7
SOFTWARE & SERVICES
65,390	*	Aspen Technology, Inc	4,218,963	0.6
181,782	*	Box, Inc	3,990,115	0.6
93,963	*	Cadence Design Systems, Inc	4,055,443	0.6
145,805	*	Five9, Inc	3,678,660	0.5
		Other	38,932,829	5.8
			54,876,010	8.1

64	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Small/Mid-Cap Equity Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
44,948	*	Arrow Electronics, Inc	$3,757,204	0.5%
69,900		CDW Corp	4,893,000	0.7
33,523		SYNNEX Corp	4,521,582	0.7
		Other	24,956,561	3.7
			38,128,347	5.6
TELECOMMUNICATION SERVICES			622,645	0.1
TRANSPORTATION
86,570	*	Hub Group, Inc (Class A)	3,748,481	0.6
52,848	*	XPO Logistics, Inc	3,665,009	0.5
		Other	3,961,183	0.6
			11,374,673	1.7
UTILITIES
211,230		Vistra Energy Corp	4,106,311	0.6
		Other	14,762,441	2.2
			18,868,752	2.8
	TOTAL COMMON STOCKS (Cost $583,577,598)		675,488,507	99.7
Shares		Company	Value	% of net assets
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
10,842,532	c	State Street Navigator Securities Lending Government Money Market Portfolio	$10,842,532	1.6%
			10,842,532	1.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $10,842,532)		10,842,532	1.6
	TOTAL PORTFOLIO (Cost $594,420,130)		686,331,039	101.3
	OTHER ASSETS & LIABILITIES, NET		(8,693,334)	(1.3)
	NET ASSETS		$677,637,705	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities on loan was $10,702,680.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	65

Summary portfolio of investments

Social Choice Equity Fund ■ October 31, 2017

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$32,171,409	1.1%
BANKS
152,339	PNC Financial Services Group, Inc	20,838,452	0.7
424,998	US Bancorp	23,111,391	0.8
	Other	120,850,848	4.3
		164,800,691	5.8
CAPITAL GOODS
120,729	3M Co	27,790,609	1.0
	Other	196,641,622	6.9
		224,432,231	7.9
COMMERCIAL & PROFESSIONAL SERVICES		22,575,428	0.8
CONSUMER DURABLES & APPAREL
344,482	Nike, Inc (Class B)	18,943,065	0.6
	Other	13,589,276	0.5
		32,532,341	1.1
CONSUMER SERVICES
166,803	McDonald’s Corp	27,841,089	1.0
337,600	Starbucks Corp	18,513,984	0.6
	Other	30,290,319	1.1
		76,645,392	2.7
DIVERSIFIED FINANCIALS
225,750	American Express Co	21,563,640	0.8
359,835	Bank of New York Mellon Corp	18,513,511	0.6
124,077	CME Group, Inc	17,019,642	0.6
	Other	113,240,710	4.0
		170,337,503	6.0
ENERGY
303,189	Schlumberger Ltd	19,404,096	0.7
225,652	Valero Energy Corp	17,801,686	0.6
	Other	124,141,231	4.4
		161,347,013	5.7
FOOD & STAPLES RETAILING		18,524,172	0.6
FOOD, BEVERAGE & TOBACCO
693,479	Coca-Cola Co	31,886,164	1.1
259,039	PepsiCo, Inc	28,553,869	1.0
	Other	60,971,020	2.2
		121,411,053	4.3
HEALTH CARE EQUIPMENT & SERVICES
82,164	Anthem, Inc	17,189,531	0.6
88,951	Becton Dickinson & Co	18,561,405	0.7
	Other	92,119,174	3.2
		127,870,110	4.5
HOUSEHOLD & PERSONAL PRODUCTS
402,506	Procter & Gamble Co	34,752,368	1.2
	Other	24,845,199	0.9
		59,597,567	2.1
Shares		Company	Value	% of net assets
INSURANCE
136,533		Chubb Ltd	$20,591,907	0.7%
156,152		Prudential Financial, Inc	17,248,550	0.6
		Other	77,169,979	2.7
			115,010,436	4.0
MATERIALS
118,223		Praxair, Inc	17,274,745	0.6
		Other	88,459,549	3.1
			105,734,294	3.7
MEDIA
57,289	*	Charter Communications, Inc	19,144,265	0.7
209,438		Time Warner, Inc	20,585,661	0.7
301,742		Walt Disney Co	29,513,385	1.0
		Other	10,585,628	0.4
			79,828,939	2.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
150,942		Amgen, Inc	26,448,057	0.9
385,792		Bristol-Myers Squibb Co	23,787,935	0.8
179,377	*	Celgene Corp	18,111,696	0.6
288,576		Gilead Sciences, Inc	21,631,657	0.8
382,252		Johnson & Johnson	53,289,751	1.9
500,319		Merck & Co, Inc	27,562,574	1.0
		Other	73,275,187	2.6
			244,106,857	8.6
REAL ESTATE
142,171		American Tower Corp	20,425,708	0.7
		Other	90,401,393	3.2
			110,827,101	3.9
RETAILING
241,860		Lowe’s Companies, Inc	19,336,707	0.7
112,347	*	NetFlix, Inc	22,068,321	0.8
12,281	*	Priceline.com, Inc	23,480,781	0.8
		Other	53,109,298	1.9
			117,995,107	4.2
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
362,332		Applied Materials, Inc	20,446,395	0.7
813,514		Intel Corp	37,006,752	1.3
113,840		NVIDIA Corp	23,543,250	0.8
248,335		Texas Instruments, Inc	24,011,511	0.9
		Other	20,927,162	0.7
			125,935,070	4.4
SOFTWARE & SERVICES
164,682		Accenture plc	23,444,129	0.8
38,489	*	Alphabet, Inc (Class A)	39,760,676	1.4
39,087	*	Alphabet, Inc (Class C)	39,737,408	1.4
241,246		Cognizant Technology Solutions Corp (Class A)	18,255,085	0.7
176,285		International Business Machines Corp	27,158,467	1.0
193,518		MasterCard, Inc (Class A)	28,789,673	1.0
958,520	d	Microsoft Corp	79,729,694	2.8
578,254		Oracle Corp	29,433,129	1.0
205,413	*	salesforce.com, Inc	21,021,966	0.7
		Other	82,201,416	2.9
			389,531,643	13.7

66	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Social Choice Equity Fund ■ October 31, 2017

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
887,467	Cisco Systems, Inc	$30,306,998	1.1%
	Other	88,994,337	3.1
		119,301,335	4.2
TELECOMMUNICATION SERVICES
697,189	Verizon Communications, Inc	33,374,437	1.2
	Other	13,236,374	0.4
		46,610,811	1.6
TRANSPORTATION
151,075	Union Pacific Corp	17,492,974	0.6
172,928	United Parcel Service, Inc (Class B)	20,324,228	0.7
	Other	36,934,266	1.3
		74,751,468	2.6
UTILITIES		86,830,062	3.1
	TOTAL COMMON STOCKS (Cost $1,854,011,720)	2,828,708,033	99.4

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		15,500,000	0.5
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
29,876,698	c	State Street Navigator Securities Lending Government Money Market Portfolio	$29,876,698	1.1%
			29,876,698	1.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $45,376,698)		45,376,698	1.6
	TOTAL PORTFOLIO (Cost $1,899,388,418)		2,874,084,731	101.0
	OTHER ASSETS & LIABILITIES, NET		(28,077,483)	(1.0)
	NET ASSETS		$2,846,007,248	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities on loan was $29,359,694.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	96	12/15/17	$12,336,400	$12,348,960	$12,560

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	67

Summary portfolio of investments

Social Choice Low Carbon Equity Fund ■ October 31, 2017

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$1,072,325	1.2%
BANKS
4,798	PNC Financial Services Group, Inc	656,318	0.7
13,082	US Bancorp	711,399	0.8
	Other	3,733,210	4.2
		5,100,927	5.7
CAPITAL GOODS
3,816	3M Co	878,405	1.0
5,178	Caterpillar, Inc	703,173	0.8
	Other	6,094,036	6.8
		7,675,614	8.6
COMMERCIAL & PROFESSIONAL SERVICES		298,067	0.3
CONSUMER DURABLES & APPAREL
12,367	Nike, Inc (Class B)	680,061	0.7
	Other	420,350	0.5
		1,100,411	1.2
CONSUMER SERVICES
5,247	McDonald’s Corp	875,777	1.0
10,602	Starbucks Corp	581,413	0.6
	Other	684,093	0.8
		2,141,283	2.4
DIVERSIFIED FINANCIALS
7,022	American Express Co	670,741	0.7
11,546	Bank of New York Mellon Corp	594,042	0.7
1,345	BlackRock, Inc	633,266	0.7
13,537	Charles Schwab Corp	606,999	0.7
	Other	2,951,103	3.3
		5,456,151	6.1
ENERGY
11,354	Schlumberger Ltd	726,656	0.8
	Other	3,967,618	4.5
		4,694,274	5.3
FOOD & STAPLES RETAILING		667,912	0.8
FOOD, BEVERAGE & TOBACCO
22,086	Coca-Cola Co	1,015,514	1.1
8,626	PepsiCo, Inc	950,844	1.1
	Other	1,878,737	2.1
		3,845,095	4.3
HEALTH CARE EQUIPMENT & SERVICES
2,806	Becton Dickinson & Co	585,528	0.7
	Other	3,312,441	3.7
		3,897,969	4.4
HOUSEHOLD & PERSONAL PRODUCTS
12,801	Procter & Gamble Co	1,105,238	1.3
	Other	721,972	0.8
		1,827,210	2.1
Shares		Company	Value	% of net assets
INSURANCE
9,570		American International Group, Inc	$618,318	0.7%
4,396		Chubb Ltd	663,005	0.7
5,260		Prudential Financial, Inc	581,019	0.7
		Other	1,992,257	2.2
			3,854,599	4.3
MATERIALS			3,161,854	3.6
MEDIA
1,971	*	Charter Communications, Inc	658,649	0.7
6,385		Time Warner, Inc	627,582	0.7
9,564		Walt Disney Co	935,455	1.1
		Other	303,448	0.3
			2,525,134	2.8
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
4,889		Amgen, Inc	856,651	1.0
1,881	*	Biogen Idec, Inc	586,232	0.6
12,549		Bristol-Myers Squibb Co	773,771	0.9
6,580	*	Celgene Corp	664,383	0.7
9,477		Gilead Sciences, Inc	710,396	0.8
12,011		Johnson & Johnson	1,674,454	1.9
16,465		Merck & Co, Inc	907,057	1.0
		Other	1,412,830	1.6
			7,585,774	8.5
REAL ESTATE
4,330		American Tower Corp	622,091	0.7
		Other	2,803,907	3.1
			3,425,998	3.8
RETAILING
8,111		Lowe’s Companies, Inc	648,475	0.7
3,495	*	NetFlix, Inc	686,523	0.8
389	*	Priceline.com, Inc	743,752	0.8
		Other	1,568,925	1.8
			3,647,675	4.1
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
26,028		Intel Corp	1,184,014	1.3
4,011		NVIDIA Corp	829,515	0.9
7,975		Texas Instruments, Inc	771,103	0.9
		Other	1,200,434	1.4
			3,985,066	4.5
SOFTWARE & SERVICES
5,092		Accenture plc	724,897	0.8
1,208	*	Alphabet, Inc (Class A)	1,247,912	1.4
1,228	*	Alphabet, Inc (Class C)	1,248,434	1.4
5,130		Automatic Data Processing, Inc	596,414	0.7
5,651		International Business Machines Corp	870,593	1.0
5,992		MasterCard, Inc (Class A)	891,430	1.0
30,213	d	Microsoft Corp	2,513,117	2.8
18,068		Oracle Corp	919,661	1.0
6,499	*	salesforce.com, Inc	665,108	0.8
		Other	2,597,576	2.9
			12,275,142	13.8

68	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Social Choice Low Carbon Equity Fund ■ October 31, 2017

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
29,123	Cisco Systems, Inc	$994,550	1.1%
	Other	3,049,496	3.4
		4,044,046	4.5
TELECOMMUNICATION SERVICES
22,363	Verizon Communications, Inc	1,070,517	1.2
	Other	394,974	0.4
		1,465,491	1.6
TRANSPORTATION
5,399	Union Pacific Corp	625,150	0.7
5,727	United Parcel Service, Inc (Class B)	673,095	0.7
	Other	856,835	1.0
		2,155,080	2.4
UTILITIES		2,732,068	3.1
	TOTAL COMMON STOCKS (Cost $74,991,559)	88,635,165	99.4
Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$1,250,000	Federal Home Loan Bank (FHLB) 0.850%, 11/01/17	$1,250,000	1.5%
		1,250,000	1.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,250,000)	1,250,000	1.5
	TOTAL PORTFOLIO (Cost $76,241,559)	89,885,165	100.9
	OTHER ASSETS & LIABILITIES, NET	(759,749)	(0.9)
	NET ASSETS	$89,125,416	100.0%

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

	Number of				Unrealized
	long (short)				appreciation
Description	contracts	Expiration date	Notional amount	Value	(depreciation)
S&P 500 E Mini Index	3	12/15/17	$384,757	$385,905	$1,148

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	69

Summary portfolio of investments

Emerging Markets Equity Fund ■ October 31, 2017

Principal		Issuer	Value	% of net assets
BONDS
CORPORATE BONDS
HONG KONG			$53	0.0%
	TOTAL CORPORATE BONDS (Cost $534,000)		53	0.0
	TOTAL BONDS (Cost $534,000)		53	0.0
EQUITY-LINKED NOTES
UNITED STATES
750,000	j	Morgan Stanley BV 0.000%, 07/02/18	12,802,800	0.9
	TOTAL EQUITY-LINKED NOTES (Cost $12,508,917)		12,802,800	0.9

Shares		Company
COMMON STOCKS
ARGENTINA
1,056,180	e	BBVA Banco Frances S.A. (ADR)	23,278,207	1.6
682,748	*	YPF S.A. (ADR) (Class D)	16,768,291	1.2
		Other	19,215,640	1.3
			59,262,138	4.1
BRAZIL
3,438,700	*	Atacadao Distribuicao Comercio e Industria Ltd	16,902,851	1.2
610,400	*	Cia Brasileira de Distribuicao Grupo Pao de Acucar	14,218,347	1.0
4,758,300		Cyrela Brazil Realty S.A.	18,618,360	1.3
4,618,800	*	Petroleo Brasileiro S.A. (Preference)	23,677,827	1.6
3,389,067		Via Varejo S.A.	23,382,521	1.6
		Other	10,019,453	0.7
			106,819,359	7.4
CHILE
1,373,243,351		Corpbanca S.A.	12,801,403	0.9
1,368,639		SACI Falabella	13,073,088	0.9
			25,874,491	1.8
CHINA
390,154	*	Alibaba Group Holding Ltd (ADR)	72,135,573	5.0
152,000	*	Baidu, Inc (ADR)	37,078,880	2.6
1,620,200	e	Byd Co Ltd	14,166,598	1.0
3,633,300		China Mobile Hong Kong Ltd	36,545,057	2.5
9,938,200	*	China Unicom Ltd	14,100,904	1.0
14,443,400		CNOOC Ltd	19,720,915	1.4
20,291,034		Industrial & Commercial Bank of China	16,144,866	1.1
424,300	*	JD.com, Inc (ADR)	15,919,736	1.1
63,700		Netease.com (ADR)	17,958,304	1.2
7,935,900		PICC Property & Casualty Co Ltd	15,748,712	1.1
6,664,100		Ping An Insurance Group Co of China Ltd	58,563,702	4.1
771,800		Tencent Holdings Ltd	34,688,620	2.4
		Other	11,364,067	0.8
			364,135,934	25.3
COLOMBIA
3,351,100		Almacenes Exito S.A.	18,000,024	1.3
			18,000,024	1.3
Shares		Company	Value	% of net assets
GREECE			$3,349,348	0.2%
HONG KONG
1,490,317		Melco Crown Entertainment Ltd (ADR)	37,675,214	2.6
		Other	826	0.0
			37,676,040	2.6
INDIA
730,100		Larsen & Toubro Ltd	13,789,820	1.0
849,100	*	Multi Commodity Exchange of India Ltd	13,829,309	1.0
		Other	61,149,546	4.2
			88,768,675	6.2
INDONESIA			3,747,770	0.3
ITALY
5,437,100		Prada S.p.A	18,752,885	1.3
			18,752,885	1.3
KOREA, REPUBLIC OF
37,300		LG Chem Ltd	13,448,758	0.9
45,100		POSCO	13,145,992	0.9
37,239		Samsung Electronics Co Ltd	91,798,034	6.4
67,900		Samsung SDI Co Ltd	12,510,467	0.9
		Other	10,856,727	0.8
			141,759,978	9.9
MEXICO
12,882,200	*,e	Becle SAB de C.V.	20,635,172	1.4
			20,635,172	1.4
PERU			6,409,027	0.5
PHILIPPINES			23,225,304	1.6
RUSSIA
557,300	*	Mail.ru (GDR)	18,107,559	1.2
3,370,857		Sberbank of Russian Federation (ADR)	48,379,244	3.4
441,200	*	X 5 Retail Group NV (GDR)	18,133,320	1.3
		Other	6,184,264	0.4
			90,804,387	6.3
SINGAPORE
1,282,994	*	Sea Ltd (ADR)	19,347,550	1.3
			19,347,550	1.3
SOUTH AFRICA
907,300		Aspen Pharmacare Holdings Ltd	20,500,072	1.4
316,217		Naspers Ltd (N Shares)	77,040,737	5.4
901,500	e	Shoprite Holdings Ltd	12,902,664	0.9
			110,443,473	7.7
SRI LANKA
11,956,700		John Keells Holdings plc	12,421,737	0.9
			12,421,737	0.9
TAIWAN
10,932,000		Fubon Financial Holding Co Ltd	17,422,429	1.2
10,285,300		Hon Hai Precision Industry Co, Ltd	38,229,872	2.6
1,479,800		MediaTek, Inc	16,839,403	1.2
6,738,900		Taiwan Semiconductor Manufacturing Co Ltd	54,479,284	3.8
			126,970,988	8.8

70	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Emerging Markets Equity Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
THAILAND
2,229,700		Kasikornbank PCL - NVDR	$14,767,938	1.0%
			14,767,938	1.0
TURKEY
4,066,700		Turkcell Iletisim Hizmet AS	15,238,918	1.1
			15,238,918	1.1
UNITED ARAB EMIRATES
9,136,200	*	Emaar Properties PJSC	20,617,266	1.4
			20,617,266	1.4
URUGUAY
6,622,107	*,a,n	Arcos Dorados Holdings, Inc	66,221,070	4.6
			66,221,070	4.6
	TOTAL COMMON STOCKS (Cost $1,164,256,482)		1,395,249,472	97.0
PREFERRED STOCKS
PHILIPPINES			3,335	0.0
	TOTAL PREFERRED STOCKS (Cost $4,057)		3,335	0.0
PURCHASED OPTIONS
HONG KONG			3,360,000	0.2
	TOTAL PURCHASED OPTIONS (Cost $2,754,500)		3,360,000	0.2

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$26,400,000		Federal Home Loan Bank (FHLB) 0.850%, 11/01/17	26,400,000	1.8
			26,400,000	1.8
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
15,425,605	c	State Street Navigator Securities Lending Government Money Market Portfolio	$15,425,605	1.1%
			15,425,605	1.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $41,825,605)		41,825,605	2.9
	TOTAL PORTFOLIO (Cost $1,221,883,561)		1,453,241,265	101.0
	OTHER ASSETS & LIABILITIES, NET		(14,547,010)	(1.0)
	NET ASSETS		$1,438,694,255	100.0%

Abbreviation(s):

ADR  American Depositary Receipt

GDR Global Depositary Receipt

*	Non-income producing
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,038,049.
j	Zero coupon
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Purchased options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Melco Resorts & Entertainment Ltd, Call	14,000	$2,754,500	$25.00	4/20/18	$3,360,000

Written options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Melco Resorts & Entertainment Ltd, Put	14,000	$(829,481)	$19.00	4/20/18	$(595,000)

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	71

Summary of market values by sector

Emerging Markets Equity Fund ■ October 31, 2017

Sector	Value	% of net assets
INFORMATION TECHNOLOGY	$423,528,887	29.4%
CONSUMER DISCRETIONARY	326,357,350	22.7
FINANCIALS	276,738,083	19.3
CONSUMER STAPLES	109,253,109	7.6
ENERGY	71,760,128	5.0
TELECOMMUNICATION SERVICES	65,884,878	4.6
MATERIALS	49,208,291	3.4
INDUSTRIALS	37,785,360	2.6
REAL ESTATE	30,387,994	2.1
HEALTH CARE	20,511,580	1.4
SHORT-TERM INVESTMENTS	41,825,605	2.9
OTHER ASSETS & LIABILITIES, NET	(14,547,010)	(1.0)
NET ASSETS	$1,438,694,255	100.0%

72	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments

Enhanced International Equity Index Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
846,597		BHP Billiton plc	$15,328,176	0.8%
227,213		Macquarie Group Ltd	17,140,918	0.9
716,396		Westpac Banking Corp	18,145,906	1.0
		Other	89,615,878	4.7
			140,230,878	7.4
AUSTRIA			10,005,990	0.5
BELGIUM
205,445		KBC Groep NV	17,066,091	0.9
		Other	2,775,897	0.2
			19,841,988	1.1
DENMARK
212,141		Vestas Wind Systems AS	18,728,819	1.0
		Other	12,714,936	0.7
			31,443,755	1.7
FINLAND
631,613		UPM-Kymmene Oyj	18,968,765	1.0
		Other	7,784,418	0.4
			26,753,183	1.4
FRANCE
117,896		Atos Origin S.A.	18,311,101	1.0
365,176		BNP Paribas	28,501,774	1.5
1,095,955		Credit Agricole S.A.	19,127,937	1.0
51,512		LVMH Moet Hennessy Louis Vuitton S.A.	15,364,127	0.8
147,526		Michelin (C.G.D.E.) (Class B)	21,353,851	1.1
707,728		Peugeot S.A.	16,791,238	0.9
292,501		Sanofi-Aventis	27,695,909	1.5
		Other	40,801,995	2.2
			187,947,932	10.0
GERMANY
120,007		Allianz AG.	28,016,690	1.5
144,026		BASF SE	15,749,722	0.8
186,512		Bayer AG.	24,261,261	1.3
73,176		Continental AG.	18,622,860	1.0
193,072	g	Covestro AG.	18,559,924	1.0
523,305		Deutsche Lufthansa AG.	16,812,663	0.9
1,415,608		E.ON AG.	16,767,076	0.9
		Other	53,888,386	2.8
			192,678,582	10.2
HONG KONG
1,038,000		Sun Hung Kai Properties Ltd	16,981,049	0.9
		Other	47,553,856	2.5
			64,534,905	3.4
IRELAND			6,306,748	0.3
ISRAEL			3,156,236	0.2
ITALY			39,870,201	2.1
Shares		Company	Value	% of net assets
JAPAN
364,000	*	All Nippon Airways Co Ltd	$13,990,337	0.7%
534,900		Canon, Inc	20,094,627	1.1
1,381,000		Kajima Corp	14,323,020	0.8
683,600		Kirin Brewery Co Ltd	16,409,044	0.9
623,385		Mitsubishi Corp	14,598,386	0.8
486,000		Mitsui Sumitomo Insurance Group Holdings, Inc	16,510,549	0.9
786,900		Sekisui House Ltd	14,713,818	0.8
260,191		Suzuki Motor Corp	14,251,510	0.7
79,200		Tokyo Electron Ltd	13,945,510	0.7
258,176		Toyota Motor Corp	16,013,638	0.8
		Other	288,341,406	15.3
			443,191,845	23.5
JORDAN			3,203,712	0.2
LUXEMBOURG			304,484	0.0
NETHERLANDS
890,093		ING Groep NV	16,448,441	0.9
270,380		Randstad Holdings NV	16,634,351	0.9
567,933		Royal Dutch Shell plc (A Shares)	17,878,407	0.9
431,174		Royal Dutch Shell plc (B Shares)	13,882,625	0.7
		Other	2,188,968	0.1
			67,032,792	3.5
NEW ZEALAND			1,835,756	0.1
NORWAY			19,250,169	1.0
PORTUGAL			5,069,791	0.3
SINGAPORE
969,436		DBS Group Holdings Ltd	16,188,179	0.9
		Other	8,620,905	0.4
			24,809,084	1.3
SOUTH AFRICA			4,589,259	0.2
SPAIN
3,717,221		Banco Santander S.A.	25,200,193	1.3
851,549		Repsol YPF S.A.	15,957,513	0.8
		Other	29,527,071	1.6
			70,684,777	3.7
SWEDEN			48,682,759	2.6
SWITZERLAND
569,686		Nestle S.A.	47,932,526	2.5
300,556		Novartis AG.	24,789,628	1.3
114,378		Roche Holding AG.	26,436,299	1.4
611,844		STMicroelectronics NV	14,403,618	0.8
		Other	44,915,020	2.4
			158,477,091	8.4

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	73

Summary portfolio of investments	concluded

Enhanced International Equity Index Fund ■ October 31, 2017

Shares	Company	Value	% of net assets
UNITED KINGDOM
463,893	BP plc (ADR)	$18,866,528	1.0%
502,527	British American Tobacco plc	32,468,182	1.7
3,822,592	HSBC Holdings plc	37,328,062	2.0
4,799,474	Legal & General Group plc	17,016,875	0.9
361,766	Rio Tinto plc	17,097,282	0.9
334,464	Unilever NV	19,428,981	1.0
399,193	Unilever plc	22,623,844	1.2
	Other	129,462,142	6.9
		294,291,896	15.6
UNITED STATES		13,092,755	0.7
	TOTAL COMMON STOCKS (Cost $1,585,287,179)	1,877,286,568	99.4
RIGHTS / WARRANTS
SPAIN		177,530	0.0
	TOTAL RIGHTS / WARRANTS (Cost $175,104)	177,530	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		6,950,000	0.4
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
23,976,504	c	State Street Navigator Securities Lending Government Money Market Portfolio	$23,976,504	1.3%
			23,976,504	1.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $30,926,504)		30,926,504	1.7
	TOTAL PORTFOLIO (Cost $1,616,388,787)		1,908,390,602	101.1
	OTHER ASSETS & LIABILITIES, NET		(20,081,412)	(1.1)
	NET ASSETS		$1,888,309,190	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/17, the aggregate value of these securities, including those in “Other,” was $47,147,628 or 2.5% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities on loan was $22,807,978.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector

Enhanced International Equity Index Fund ■ October 31, 2017

Sector	Value	% of net assets
FINANCIALS	$410,143,369	21.6%
INDUSTRIALS	271,772,944	14.4
CONSUMER DISCRETIONARY	226,256,112	12.0
CONSUMER STAPLES	205,701,204	10.9
HEALTH CARE	187,401,664	9.9
MATERIALS	150,155,990	8.0
INFORMATION TECHNOLOGY	122,058,289	6.5
ENERGY	98,107,487	5.2
TELECOMMUNICATION SERVICES	77,912,575	4.1
REAL ESTATE	65,106,060	3.5
UTILITIES	62,848,404	3.3
SHORT-TERM INVESTMENTS	30,926,504	1.7
OTHER ASSETS & LIABILITIES, NET	(20,081,412)	(1.1)
NET ASSETS	$1,888,309,190	100.0%

74	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments

Global Natural Resources Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
32,533		BHP Billiton Ltd	$669,815	1.5%
140,348		BHP Billiton plc	2,541,090	5.8
15,506		Newcrest Mining Ltd	265,115	0.6
			3,476,020	7.9
AUSTRIA			92,000	0.2
BRAZIL
14,285		Fibria Celulose S.A.	228,556	0.5
154,159	*	Petroleo Brasileiro S.A.	820,912	1.9
46,498		Vale S.A.	456,267	1.0
		Other	145,908	0.3
			1,651,643	3.7
CANADA
11,643		Agrium, Inc	1,267,545	2.9
34,575		Barrick Gold Corp (Canada)	499,557	1.1
16,734		Canadian Natural Resources Ltd (Canada)	583,958	1.3
45,272		Cenovus Energy, Inc (Toronto)	439,350	1.0
2,819		Franco-Nevada Corp	224,017	0.5
83,976	*	Kinross Gold Corp	331,972	0.8
60,446		Suncor Energy, Inc	2,052,193	4.7
4,721		West Fraser Timber Co Ltd	287,154	0.6
			5,685,746	12.9
CHILE
15,270		Antofagasta plc	193,526	0.5
11,248		Sociedad Quimica y Minera de Chile S.A. (ADR)	671,956	1.5
			865,482	2.0
FINLAND
20,617		Stora Enso Oyj (R Shares)	322,207	0.7
29,485		UPM-Kymmene Oyj	885,501	2.0
			1,207,708	2.7
FRANCE
9,386		Total S.A.	523,158	1.2
			523,158	1.2
GERMANY
4,951	*	Linde AG.	1,066,638	2.4
			1,066,638	2.4
INDIA
18,365	*	United Phosphorus Ltd	226,933	0.5
		Other	102,704	0.2
			329,637	0.7
ITALY
17,748		ENI S.p.A.	290,145	0.7
			290,145	0.7
JERSEY, C.I.
2,044		Randgold Resources Ltd	200,859	0.5
			200,859	0.5
Shares		Company	Value	% of net assets
LUXEMBOURG
26,563	*	ArcelorMittal	$760,646	1.7%
			760,646	1.7
MALAYSIA			166,776	0.4
MEXICO			97,021	0.2
NETHERLANDS
25,775		Royal Dutch Shell plc (A Shares)	811,391	1.8
			811,391	1.8
SOUTH AFRICA
17,635		Mondi plc	426,488	1.0
		Other	329,905	0.7
			756,393	1.7
SWITZERLAND
516,151		Glencore Xstrata plc	2,489,499	5.6
			2,489,499	5.6
UNITED KINGDOM
28,968		BP plc	196,480	0.5
9,407		Rio Tinto Ltd	501,264	1.1
39,875		Rio Tinto plc	1,884,517	4.3
			2,582,261	5.9
UNITED STATES
42,591		Archer Daniels Midland Co	1,740,694	3.9
4,958		Ashland Global Holdings, Inc	337,045	0.8
13,197	*	Berry Plastics Group, Inc	784,561	1.8
26,292		Bunge Ltd	1,808,364	4.1
14,427	*	Concho Resources, Inc	1,936,248	4.4
15,870	*	Continental Resources, Inc	646,068	1.5
6,518	*	Diamondback Energy, Inc	698,469	1.6
20,660		EOG Resources, Inc	2,063,314	4.7
22,683		Exxon Mobil Corp	1,890,628	4.3
13,807	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	193,022	0.4
10,782	*	Matador Resources Co	286,262	0.7
23,013		Monsanto Co	2,786,874	6.3
33,399	*	Parsley Energy, Inc	888,413	2.0
1,322		Pioneer Natural Resources Co	197,864	0.5
24,687	*	RSP Permian, Inc	849,480	1.9
31,977		Tronox Ltd	846,431	1.9
13,601		Valvoline, Inc	326,696	0.7
6,196		WR Grace & Co	473,932	1.1
		Other	321,720	0.7
			19,076,085	43.3
ZAMBIA
89,821		First Quantum Minerals Ltd	1,004,664	2.3
			1,004,664	2.3
	TOTAL COMMON STOCKS (Cost $37,436,908)		43,133,772	97.8

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	75

Summary portfolio of investments	concluded

Global Natural Resources Fund ■ October 31, 2017

Principal	Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$750,000	Federal Home Loan Bank (FHLB) 0.850%, 11/01/17	$750,000	1.7%
		750,000	1.7
	TOTAL SHORT-TERM INVESTMENTS (Cost $750,000)	750,000	1.7
	TOTAL PORTFOLIO (Cost $38,186,908)	43,883,772	99.5
	OTHER ASSETS & LIABILITIES, NET	224,373	0.5
	NET ASSETS	$44,108,145	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector

Global Natural Resources Fund ■ October 31, 2017

Sector	Value	% of net assets
MATERIALS	$24,151,605	54.8%
ENERGY	15,266,333	34.6
CONSUMER STAPLES	3,715,834	8.4
SHORT-TERM INVESTMENTS	750,000	1.7
OTHER ASSETS & LIABILITIES, NET	224,373	0.5
NET ASSETS	$44,108,145	100.0%

76	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments

International Equity Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
ARGENTINA
1,640,274		Grupo Supervielle S.A. (ADR)	$43,975,746	0.9%
		Other	10,907,148	0.2
			54,882,894	1.1
AUSTRIA
1,643,948		Wienerberger AG.	42,179,503	0.8
			42,179,503	0.8
CANADA			16,397,551	0.3
CHINA
675,897		Tencent Holdings Ltd	30,378,251	0.6
		Other	17,832,456	0.4
			48,210,707	1.0
DENMARK
856,552		DSV AS	66,233,667	1.3
		Other	19,239,895	0.4
			85,473,562	1.7
FRANCE
5,991,532		Accor S.A.	298,904,625	5.9
4,555,150	*,g	ALD S.A.	63,446,042	1.2
1,638,022		Compagnie de Saint-Gobain	96,041,980	1.9
244,758		Kering	112,247,305	2.2
887,912		Nexity	54,572,985	1.1
2,552,503		Schneider Electric S.A.	224,265,917	4.4
2,560,927		Societe Generale	142,527,040	2.8
1,761,982	e	Vinci S.A.	172,634,698	3.4
			1,164,640,592	22.9
GERMANY
987,980		Bayerische Motoren Werke AG.	101,327,463	2.0
2,835,490		Daimler AG. (Registered)	236,724,133	4.7
678,306		Henkel KGaA (Preference)	95,245,219	1.9
1,651,794		Lanxess AG.	129,514,884	2.5
1,258,417	*	Linde AG.	271,111,993	5.3
2,950,735		TUI AG.	53,420,471	1.1
3,149,229		TUI AG. (DI)	56,878,670	1.1
		Other	19,911,189	0.4
			964,134,022	19.0
HONG KONG
2,097,694		Melco Crown Entertainment Ltd (ADR)	53,029,704	1.0
			53,029,704	1.0
INDIA
3,222,694		Asian Paints Ltd	58,848,615	1.2
157,053		Eicher Motors Ltd	78,225,079	1.5
3,724,695		Havells India Ltd	27,912,945	0.5
2,941,639		HDFC Bank Ltd	82,219,754	1.6
4,785,585		Housing Development Finance Corp	126,209,264	2.5
2,910,634		IndusInd Bank Ltd	73,155,790	1.4
4,082,075	g	RBL Bank Ltd	33,144,540	0.7
		Other	24,710,101	0.5
			504,426,088	9.9
Shares		Company	Value	% of net assets
ITALY
7,716,360		Mediobanca S.p.A.	$84,527,624	1.6%
1,750,598		Moncler S.p.A	49,696,991	1.0
9,795,406	*	UniCredit S.p.A	187,196,384	3.7
		Other	13,988,698	0.3
			335,409,697	6.6
JAPAN
12,651,895		Hitachi Ltd	100,751,407	2.0
2,279,115	*	Ishikawajima-Harima Heavy Industries Co Ltd	82,091,279	1.6
2,907,277		Komatsu Ltd	94,997,460	1.9
1,207,973		Konami Corp	58,834,590	1.2
5,486,200		Mitsubishi UFJ Financial Group, Inc	37,213,673	0.7
189,935		Nintendo Co Ltd	73,687,480	1.4
748,687		Shin-Etsu Chemical Co Ltd	78,421,021	1.5
4,099,168		Sony Corp	171,487,386	3.4
2,596,400		Toyota Motor Corp	161,044,444	3.2
		Other	11,228,867	0.2
			869,757,607	17.1
NETHERLANDS
427,657		Heineken NV	41,667,816	0.8
			41,667,816	0.8
SWEDEN
2,957,333		Electrolux AB (Series B)	104,531,583	2.1
			104,531,583	2.1
SWITZERLAND
15,458,264		Credit Suisse Group	243,604,019	4.8
18,077,438		Glencore Xstrata plc	87,191,087	1.7
475,883		Swatch Group AG. (Registered)	35,870,446	0.7
432,160		Vifor Pharma AG.	55,584,792	1.1
		Other	37,317,548	0.7
			459,567,892	9.0
UNITED KINGDOM
9,427,143		CNH Industrial NV	120,277,554	2.3
1,663,219		Diageo plc	56,796,954	1.1
82,192,152		Lloyds TSB Group plc	74,501,473	1.5
5,252,159		Travis Perkins plc	106,029,956	2.1
			357,605,937	7.0
	TOTAL COMMON STOCKS (Cost $4,353,609,169)		5,101,915,155	100.3

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	77

Summary portfolio of investments	concluded

International Equity Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
165,319,812	c	State Street Navigator Securities Lending Government Money Market Portfolio	$165,319,812	3.2%
			165,319,812	3.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $165,319,812)		165,319,812	3.2
	TOTAL PORTFOLIO (Cost $4,518,928,981)		5,267,234,967	103.5
	OTHER ASSETS & LIABILITIES, NET		(178,910,317)	(3.5)
	NET ASSETS		$5,088,324,650	100.0%

Abbreviation(s):

ADR	American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $158,046,153.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/17, the aggregate value of these securities, including those in “Other,” was $96,590,582 or 1.9% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector

International Equity Fund ■ October 31, 2017

Sector	Value	% of net assets
CONSUMER DISCRETIONARY	$1,473,671,014	29.0%
INDUSTRIALS	1,189,385,313	23.4
FINANCIALS	1,150,411,321	22.6
MATERIALS	667,458,111	13.1
INFORMATION TECHNOLOGY	281,484,185	5.5
CONSUMER STAPLES	193,709,988	3.8
HEALTH CARE	74,824,687	1.5
REAL ESTATE	54,572,985	1.1
ENERGY	16,397,551	0.3
SHORT-TERM INVESTMENTS	165,319,812	3.2
OTHER ASSETS & LIABILITIES, NET	(178,910,317)	(3.5)
NET ASSETS	$5,088,324,650	100.0%

78	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments

International Opportunities Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
785,401		Australia & New Zealand Banking Group Ltd	$18,023,811	1.3%
934,508		BHP Billiton Ltd	19,240,395	1.3
			37,264,206	2.6
AUSTRIA
187,272		ams AG.	17,086,081	1.2
			17,086,081	1.2
BRAZIL
1,469,637		Banco Itau Holding Financeira S.A.	18,891,033	1.3
743,600	*	Cia Brasileira de Distribuicao Grupo Pao de Acucar	17,321,041	1.2
		Other	8,176,417	0.6
			44,388,491	3.1
CANADA
405,366		Alimentation Couche Tard, Inc	19,006,735	1.3
230,600	*	Bank of Montreal	17,665,451	1.2
252,165		Dollarama, Inc	28,070,239	1.9
		Other	45,694,026	3.2
			110,436,451	7.6
CHINA
744,000		Tencent Holdings Ltd	33,439,147	2.3
		Other	33,169,488	2.3
			66,608,635	4.6
DENMARK
409,800		Novo Nordisk AS	20,403,460	1.4
			20,403,460	1.4
FINLAND
296,996		Sampo Oyj (A Shares)	15,541,758	1.1
		Other	26,269,456	1.8
			41,811,214	2.9
FRANCE
72,612		L’Oreal S.A.	16,160,775	1.1
135,639		Teleperformance	19,809,273	1.4
		Other	14,299,387	1.0
			50,269,435	3.5
GERMANY
144,082		Beiersdorf AG.	16,207,848	1.1
162,151		Fresenius Medical Care AG.	15,699,776	1.1
108,757	*	Linde AG.	23,430,490	1.6
		Other	14,435,568	1.0
			69,773,682	4.8
HONG KONG
2,685,000		AIA Group Ltd	20,232,761	1.4
654,902		Melco Crown Entertainment Ltd (ADR)	16,555,923	1.1
			36,788,684	2.5
INDIA			25,742,076	1.8
INDONESIA
13,662,600		Bank Rakyat Indonesia	15,718,815	1.1
			15,718,815	1.1
Shares		Company	Value	% of net assets
IRELAND
436,047		CRH plc	$16,409,292	1.1%
		Other	25,809,244	1.8
			42,218,536	2.9
ISLE OF MAN
2,098,641	*	Optimal Payments plc	16,333,637	1.1
			16,333,637	1.1
ITALY
423,963	*,e	Yoox Net A Porter Group	15,836,562	1.1
		Other	22,061,196	1.5
			37,897,758	2.6
JAPAN
104,501		Murata Manufacturing Co Ltd	16,423,583	1.1
178,601		Nitto Denko Corp	16,607,697	1.1
879,600		ORIX Corp	15,123,493	1.0
318,402		Seria Co Ltd	18,118,299	1.3
1,382,700		Shimizu Corp	16,274,934	1.1
402,100		Sumitomo Mitsui Financial Group, Inc	16,109,218	1.1
		Other	116,182,652	8.1
			214,839,876	14.8
KOREA, REPUBLIC OF			14,304,138	1.0
MALAYSIA			6,579,059	0.5
NETHERLANDS
107,047		ASML Holding NV	19,314,409	1.3
1,165,720		ING Groep NV	21,541,880	1.5
			40,856,289	2.8
NORWAY
815,986		Aker BP ASA	18,797,663	1.3
944,257		DNB NOR Holding ASA	18,223,575	1.3
777,467	e	Statoil ASA	15,796,194	1.1
		Other	7,821,500	0.5
			60,638,932	4.2
PHILIPPINES
5,703,054		Banco de Oro Universal Bank	15,197,084	1.0
		Other	11,290,556	0.8
			26,487,640	1.8
PORTUGAL			12,814,625	0.9
SPAIN
279,399		Amadeus IT Holding S.A.	18,956,911	1.3
		Other	8,166	0.0
			18,965,077	1.3
SWEDEN
336,635		Hexagon AB (B Shares)	17,260,988	1.2
		Other	26,683,655	1.8
			43,944,643	3.0
SWITZERLAND
81,367		Lonza Group AG.	21,616,050	1.5
222,935		Novartis AG.	18,387,507	1.3
			40,003,557	2.8

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	79

Summary portfolio of investments	concluded

International Opportunities Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
TAIWAN			$59,213,337	4.1%
UNITED KINGDOM
1,045,280		Ashtead Group plc	26,925,904	1.9
2,404,119		Beazley plc	16,127,292	1.1
1,270,400		CNH Industrial NV	16,208,580	1.1
1,907,986		Electrocomponents plc	17,597,399	1.2
543,423		Fevertree Drinks plc	15,308,260	1.1
1,517,394	*	Just Eat plc	15,720,257	1.1
2,088,815		Vesuvius plc	16,296,023	1.1
		Other	71,715,267	4.9
			195,898,982	13.5
	TOTAL COMMON STOCKS (Cost $968,986,457)		1,367,287,316	94.4

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$18,950,000		Federal Home Loan Bank (FHLB)
		0.850%, 11/01/17	18,950,000	1.3
			18,950,000	1.3
TREASURY DEBT
19,775,000		United States Treasury Bill
		0.951%, 11/02/17	19,774,468	1.3
15,900,000		United States Treasury Bill
		0.943%, 11/09/17	15,896,604	1.1
28,800,000		United States Treasury Bill
		0.962%, 11/16/17	28,788,270	2.0
			64,459,342	4.4

Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
102,943,570	c	State Street Navigator Securities Lending Government Money Market Portfolio	$102,943,570	7.1%
			102,943,570	7.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $186,353,180)		186,352,912	12.8
	TOTAL PORTFOLIO (Cost $1,155,339,637)		1,553,640,228	107.2
	OTHER ASSETS & LIABILITIES, NET		(104,931,807)	(7.2)
	NET ASSETS		$1,448,708,421	100.0%

Abbreviation(s):

ADR American Depositary Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $96,355,051.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $25,785,429 or 1.8% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector

International Opportunities Fund ■ October 31, 2017

Sector	Value	% of net assets
INFORMATION TECHNOLOGY	$317,761,926	21.9%
CONSUMER DISCRETIONARY	256,997,824	17.7
FINANCIALS	221,725,646	15.3
INDUSTRIALS	169,943,457	11.7
MATERIALS	128,341,115	8.9
CONSUMER STAPLES	114,688,898	7.9
HEALTH CARE	83,263,318	5.8
ENERGY	63,485,019	4.4
REAL ESTATE	11,071,947	0.8
TELECOMMUNICATION SERVICES	8,166	0.0
SHORT-TERM INVESTMENTS	186,352,912	12.8
OTHER ASSETS & LIABILITIES, NET	(104,931,807)	(7.2)
NET ASSETS	$1,448,708,421	100.0%

80	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments

International Small-Cap Equity Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
7,285,714		Beach Petroleum Ltd	$5,450,401	0.6%
1,486,800		Downer EDI Ltd	7,978,009	0.8
		Other	22,612,315	2.4
			36,040,725	3.8
AUSTRIA			8,887,276	0.9
BELGIUM			8,179,486	0.9
BRAZIL			12,919,313	1.4
CANADA
187,000		Canadian Apartment Properties REIT	4,938,447	0.5
163,000	e	Genworth MI Canada, Inc	5,065,243	0.5
1,337,000	*	IAMGOLD Corp	7,337,385	0.8
		Other	49,744,182	5.3
			67,085,257	7.1
CHILE			1,898,411	0.2
CHINA			37,316,790	3.9
CZECH REPUBLIC			1,479,864	0.2
DENMARK			8,674,852	0.9
EGYPT			1,697,548	0.2
FINLAND			4,952,061	0.5
FRANCE
668,000	*	Air France-KLM	10,459,323	1.1
170,000		Faurecia	12,358,209	1.3
		Other	9,043,848	1.0
			31,861,380	3.4
GERMANY
347,000	g	Deutsche Pfandbriefbank AG.	4,994,443	0.5
418,000		Uniper SE	11,745,209	1.2
44,000		Wacker Chemie AG.	6,871,912	0.7
		Other	16,596,608	1.8
			40,208,172	4.2
GREECE			3,401,983	0.4
HONG KONG
1,600,000		Kingboard Chemical Holdings Ltd	9,494,488	1.0
		Other	12,635,185	1.3
			22,129,673	2.3
HUNGARY			1,035,996	0.1
INDIA			17,008,322	1.8
INDONESIA			5,843,556	0.6
IRELAND
562,000		United Drug plc	6,900,656	0.7
		Other	3,856,168	0.4
			10,756,824	1.1
ISRAEL			5,223,616	0.5
Shares		Company	Value	% of net assets
ITALY
88,000		Banca IFIS S.p.A.	$4,794,507	0.5%
1,041,000	e	Maire Tecnimont S.p.A	5,837,054	0.6
		Other	11,490,550	1.2
			22,122,111	2.3
JAPAN
157,200	*	Kumagai Gumi Co Ltd	4,997,169	0.5
229,000		Kyowa Exeo Corp	4,988,367	0.5
796,000		Leopalace21 Corp	5,943,922	0.6
221,000		Maeda Road Construction Co Ltd	4,759,191	0.5
223,000		Maruha Nichiro Corp	6,888,412	0.7
522,000		Nipro Corp	7,610,260	0.8
388,000		Nisshinbo Industries, Inc	4,658,947	0.5
1,126,000		Penta-Ocean Construction Co Ltd	7,449,136	0.8
999,000		Rengo Co Ltd	6,542,436	0.7
2,259,000		Sojitz Holdings Corp	6,817,701	0.7
395,000		Sumitomo Forestry Co Ltd	6,651,832	0.7
		Other	139,058,877	14.7
			206,366,250	21.7
KOREA, REPUBLIC OF			31,782,189	3.3
MALAYSIA			3,648,095	0.4
MEXICO			4,136,910	0.4
NETHERLANDS
263,000		ASR Nederland NV	10,781,586	1.1
115,000		BE Semiconductor Industries NV	9,036,955	1.0
		Other	1,357,770	0.1
			21,176,311	2.2
NEW ZEALAND			5,545,462	0.6
NORWAY
654,000		Storebrand ASA	5,601,501	0.6
		Other	11,123,824	1.2
			16,725,325	1.8
PAKISTAN			616,707	0.1
PHILIPPINES			243,429	0.0
PORTUGAL			2,044,695	0.2
RUSSIA			1,676,851	0.2
SINGAPORE
486,000		Venture Corp Ltd	6,947,218	0.7
		Other	5,403,580	0.6
			12,350,798	1.3
SOUTH AFRICA			8,269,752	0.9
SPAIN			21,825,942	2.3
SWEDEN
189,000		JM AB	4,986,942	0.5
205,000		Trelleborg AB (B Shares)	5,076,550	0.5
		Other	18,678,015	2.0
			28,741,507	3.0

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	81

Summary portfolio of investments	concluded

International Small-Cap Equity Fund ■ October 31, 2017

Shares	Company	Value	% of net assets
SWITZERLAND
1,487,000	Ferrexpo plc	$5,020,346	0.5%
207,000	Logitech International S.A.	7,402,186	0.8
715,000	OC Oerlikon Corp AG.	11,470,766	1.2
	Other	16,522,823	1.8
		40,416,121	4.3
TAIWAN
25,751,000	HannStar Display Corp	10,001,345	1.1
2,483,000	Radiant Opto-Electronics Corp	5,522,935	0.6
	Other	27,003,429	2.8
		42,527,709	4.5
THAILAND
8,106,000	Siamgas & Petrochemicals PCL (Foreign)	5,494,703	0.6
2,890,000	Thanachart Capital PCL	4,763,675	0.5
	Other	4,894,902	0.5
		15,153,280	1.6
TURKEY		7,265,299	0.8
UNITED KINGDOM
273,000	Bellway plc	13,236,627	1.4
2,936,000	* boohoo.com plc	7,818,956	0.8
664,000	Britvic plc	6,674,183	0.7
893,000	Electrocomponents plc	8,236,159	0.9
352,000	Fevertree Drinks plc	9,915,862	1.0
1,041,000	Jupiter Investment Management Group Ltd	8,213,992	0.9
622,000	Redrow plc	5,377,972	0.6
71,000	Renishaw plc	4,670,923	0.5
2,986,000	Rentokil Initial plc	13,315,611	1.4
956,000	SSP Group plc	7,424,372	0.8
	Other	29,502,971	3.1
		114,387,628	12.1
UNITED STATES		505,765	0.0
	TOTAL COMMON STOCKS (Cost $803,329,390)	934,129,241	98.4
RIGHTS / WARRANTS
SPAIN		25,012	0.0
	TOTAL RIGHTS / WARRANTS (Cost $13,832)	25,012	0.0

Principal		Issuer	Value	% of net assets
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$12,550,000		Federal Home Loan Bank (FHLB)
		0.850%, 11/01/17	$12,550,000	1.3%
			12,550,000	1.3

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
30,047,213	c	State Street Navigator Securities Lending Government Money Market Portfolio	30,047,213	3.2
			30,047,213	3.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $42,597,213)		42,597,213	4.5
	TOTAL PORTFOLIO (Cost $845,940,435)		976,751,466	102.9
	OTHER ASSETS & LIABILITIES, NET		(27,922,072)	(2.9)
	NET ASSETS		$948,829,394	100.0%

Abbreviation(s):

REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $28,988,951.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/17, the aggregate value of these securities, including those in “Other,” was $20,402,275 or 2.2% of net assets.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

82	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary of market values by sector

International Small-Cap Equity Fund ■ October 31, 2017

Sector	Value	% of net assets
INDUSTRIALS	$190,354,349	20.0%
CONSUMER DISCRETIONARY	144,079,450	15.2
FINANCIALS	111,906,744	11.8
INFORMATION TECHNOLOGY	105,101,744	11.1
REAL ESTATE	98,484,652	10.4
MATERIALS	96,979,592	10.2
CONSUMER STAPLES	54,533,915	5.7
HEALTH CARE	52,745,304	5.6
ENERGY	38,924,977	4.1
UTILITIES	37,288,732	3.9
TELECOMMUNICATION SERVICES	3,754,794	0.4
SHORT-TERM INVESTMENTS	42,597,213	4.5
OTHER ASSETS & LIABILITIES, NET	(27,922,072)	(2.9)
NET ASSETS	$948,829,394	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	83

Summary portfolio of investments

Social Choice International Equity Fund ■ October 31, 2017

Shares	Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
15,581	Australia & New Zealand Banking Group Ltd	$357,561	0.7%
8,097	Commonwealth Bank of Australia	481,652	1.0
14,380	National Australia Bank Ltd	360,308	0.7
16,595	Westpac Banking Corp	420,342	0.8
	Other	1,803,097	3.7
		3,422,960	6.9
AUSTRIA		170,318	0.3
BELGIUM		244,738	0.5
DENMARK
8,950	Novo Nordisk AS	445,610	0.9
	Other	376,736	0.9
		822,346	1.8
FINLAND		501,519	1.0
FRANCE
2,550	Air Liquide	324,676	0.6
11,094	AXA S.A.	334,910	0.7
3,646	Groupe Danone	297,992	0.6
582	Kering	266,908	0.6
15,314	Orange S.A.	251,573	0.5
3,487	Schneider Electric S.A.	306,372	0.6
10,481	Total S.A.	584,191	1.2
	Other	2,802,475	5.6
		5,169,097	10.4
GERMANY
1,258	Adidas-Salomon AG.	280,009	0.6
2,138	Allianz AG.	499,135	1.0
4,405	BASF SE	481,701	1.0
2,498	Bayerische Motoren Werke AG.	256,196	0.5
6,325	Deutsche Post AG.	289,938	0.6
4,548	SAP AG.	519,666	1.0
3,595	Siemens AG.	516,360	1.1
	Other	1,733,404	3.4
		4,576,409	9.2
HONG KONG		1,599,723	3.2
IRELAND		248,903	0.5
ISRAEL		176,907	0.4
ITALY
86,085	Banca Intesa S.p.A.	289,409	0.6
	Other	523,607	1.0
		813,016	1.6
Shares	Company	Value	% of net assets
JAPAN
10,400	Honda Motor Co Ltd	$325,905	0.7%
11,200	KDDI Corp	298,398	0.6
600	Keyence Corp	333,135	0.7
11,200	Mitsubishi Corp	262,281	0.5
14,700	Mitsubishi Electric Corp	251,568	0.5
159,800	Mizuho Financial Group, Inc	290,338	0.6
1,600	Murata Manufacturing Co Ltd	251,459	0.5
10,500	NTT DoCoMo, Inc	254,297	0.5
17,000	Panasonic Corp	256,689	0.5
2,700	Shin-Etsu Chemical Co Ltd	284,745	0.6
7,900	Sony Corp	330,494	0.7
4,900	Takeda Pharmaceutical Co Ltd	276,286	0.6
	Other	8,290,772	16.6
		11,706,367	23.6
LUXEMBOURG		141,959	0.3
NETHERLANDS
2,037	ASML Holding NV	367,534	0.7
20,363	ING Groep NV	376,297	0.8
6,436	Koninklijke Philips Electronics NV	262,286	0.5
	Other	617,324	1.3
		1,623,441	3.3
NEW ZEALAND		72,292	0.1
NORWAY		685,117	1.4
PORTUGAL		138,242	0.3
SINGAPORE		866,526	1.7
SOUTH AFRICA		265,930	0.5
SPAIN
38,322	Banco Bilbao Vizcaya Argentaria S.A.	335,106	0.7
34,723	Iberdrola S.A.	280,597	0.5
	Other	1,094,378	2.2
		1,710,081	3.4
SWEDEN		1,655,640	3.3
SWITZERLAND
12,114	ABB Ltd	316,357	0.6
3,155	Cie Financiere Richemont S.A.	290,848	0.6
9,133	Novartis AG.	753,283	1.5
2,949	Roche Holding AG.	681,605	1.4
959	Zurich Financial Services AG.	292,653	0.6
	Other	1,786,225	3.6
		4,120,971	8.3

84	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

Summary portfolio of investments	concluded

Social Choice International Equity Fund ■ October 31, 2017

Shares		Company	Value	% of net assets
UNITED KINGDOM
23,571		GlaxoSmithKline plc	$423,036	0.8%
23,164		National Grid plc	278,836	0.5
14,436		Prudential plc	354,337	0.7
3,818		Reckitt Benckiser Group plc	341,584	0.7
5,213		Unilever NV	302,823	0.6
6,795		Unilever plc	385,099	0.8
13,726	d	Vodafone Group plc (ADR)	397,779	0.8
		Other	5,749,706	11.7
			8,233,200	16.6
UNITED STATES			122,475	0.2
	TOTAL COMMON STOCKS (Cost $44,763,254)		49,088,177	98.8
RIGHTS / WARRANTS
SPAIN			1,001	0.0
	TOTAL RIGHTS / WARRANTS (Cost $975)		1,001	0.0

Shares		Company	Value	% of net assets
SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
376,859	c	State Street Navigator Securities Lending Government Money Market Portfolio	$376,859	0.8%
			376,859	0.8
	TOTAL SHORT-TERM INVESTMENTS (Cost $376,859)		376,859	0.8
	TOTAL PORTFOLIO (Cost $45,141,088)		49,466,037	99.6
	OTHER ASSETS & LIABILITIES, NET		205,220	0.4
	NET ASSETS		$49,671,257	100.0%

Abbreviation(s):

ADR American Depositary Receipt

c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities on loan was $355,042.

At 10/31/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $85,414 or 0.2% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Mini Index	2	12/15/17	$199,747	$200,740	$993

Summary of market values by sector

Social Choice International Equity Fund ■ October 31, 2017

Sector	Value	% of net assets
FINANCIALS	$10,852,987	21.7%
INDUSTRIALS	7,159,540	14.4
CONSUMER DISCRETIONARY	6,532,250	13.2
HEALTH CARE	4,888,587	9.8
MATERIALS	4,470,727	9.0
CONSUMER STAPLES	4,265,595	8.6
INFORMATION TECHNOLOGY	2,975,457	6.0
ENERGY	2,112,009	4.3
TELECOMMUNICATION SERVICES	2,065,158	4.2
UTILITIES	1,932,358	3.9
REAL ESTATE	1,834,510	3.7
SHORT-TERM INVESTMENTS	376,859	0.8
OTHER ASSETS & LIABILITIES, NET	205,220	0.4
NET ASSETS	$49,671,257	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	85

Statements of assets and liabilities

TIAA-CREF Funds  ■  October 31, 2017

	Enhanced	Enhanced							Small/
	Large-Cap Growth	Large-Cap Value	Growth &	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	Mid-Cap	Social Choice
	Index Fund	Index Fund	Income Fund	Growth Fund	Value Fund	Growth Fund	Value Fund	Equity Fund	Equity Fund	Equity Fund
ASSETS
Portfolio investments, at value*†	$2,601,242,312	$2,483,496,622	$6,783,923,907	$4,793,064,394	$7,167,559,963	$1,619,589,100	$4,575,467,344	$3,841,313,571	$686,331,039	$2,874,084,731
Cash	23,765	43,291	925	15,150	—	1,805	42,664	2,613,932	96,135	110,165
Cash – foreign^	—	—	—	—	—	—	4,808,482	—	—	—
Receivable from securities transactions	14,294,720	210,708,703	83,875,457	52,739,258	2,578,971	—	33,892,951	161,906,464	5,991,027	3,910,550
Receivable from Fund shares sold	76,904	79,020	686,655	1,079,499	2,561,893	370,855	455,701	38,784,237	8,359	2,860,946
Dividends and interest receivable	1,497,106	2,189,925	5,041,613	1,250,278	5,795,033	309,949	1,846,463	400,598	143,873	2,824,217
Due from affiliates	7,042	6,870	—	—	—	—	15,460	—	—	—
Receivable for variation margin on open futures contracts	—	—	—	—	—	—	—	403,735	—	25,043
Other	116,299	113,821	276,815	174,754	293,667	125,283	296,180	171,880	3,523	152,612
Total assets	2,617,258,148	2,696,638,252	6,873,805,372	4,848,323,333	7,178,789,527	1,620,396,992	4,616,825,245	4,045,594,417	692,573,956	2,883,968,264
LIABILITIES
Management fees payable	108,577	106,422	358,134	263,150	374,385	96,420	248,638	200,480	42,213	58,242
Service agreement fees payable	101	5	20,898	8,369	34,679	13,759	33,724	22,227	171	13,889
Distribution fees payable	—	—	262,948	202,314	69,130	50,386	102,474	54,585	764	107,562
Due to affiliates	9,777	9,274	22,559	18,316	23,201	12,351	16,207	16,442	10,784	10,662
Overdraft payable	—	—	—	—	1,225	—	—	—	—	—
Payable for collateral for securities loaned	14,808,915	10,431,634	51,048,743	—	153,517,053	26,359,303	37,054,238	63,551,207	10,842,532	29,876,698
Payable for securities transactions	—	185,360,860	79,483,993	20,127,888	13,700,253	420,252	64,604,865	181,261,154	—	6,638,667
Payable for Fund shares redeemed	22,471,182	24,300,419	15,871,977	6,584,005	5,000,856	367,310	2,587,707	959,403	4,004,077	776,817
Written options◊	—	—	9,789,026	11,239,140	27,320	2,252,100	—	—	—	—
Payable for trustee compensation	121,688	119,234	299,090	189,335	317,334	130,739	314,821	179,776	4,957	158,594
Accrued expenses and other payables	26,556	56,373	132,010	90,717	142,716	37,440	100,843	69,526	30,753	319,885
Total liabilities	37,546,796	220,384,221	157,289,378	38,723,234	173,208,152	29,740,060	105,063,517	246,314,800	14,936,251	37,961,016
NET ASSETS	$2,579,711,352	$2,476,254,031	$6,716,515,994	$4,809,600,099	$7,005,581,375	$1,590,656,932	$4,511,761,728	$3,799,279,617	$677,637,705	$2,846,007,248
NET ASSETS CONSIST OF:
Paid-in-capital	$1,648,313,263	$1,924,378,671	$4,465,570,644	$2,879,403,421	$5,323,005,751	$1,117,802,591	$2,831,531,891	$2,754,139,498	$552,465,573	$1,768,025,647
Undistributed net investment income (loss)	22,245,342	37,934,359	2,895,272	14,635,982	76,586,629	5,912,890	52,438,744	18,296,420	3,980,361	36,583,517
Accumulated net realized gain (loss) on total investments	129,065,485	86,974,376	206,040,989	172,172,681	333,243,453	133,691,079	267,948,913	347,899,607	29,280,862	66,689,211
Net unrealized appreciation (depreciation) on total investments	780,087,262	426,966,625	2,042,009,089	1,743,388,015	1,272,745,542	333,250,372	1,359,842,180	678,944,092	91,910,909	974,708,873
NET ASSETS	$2,579,711,352	$2,476,254,031	$6,716,515,994	$4,809,600,099	$7,005,581,375	$1,590,656,932	$4,511,761,728	$3,799,279,617	$677,637,705	$2,846,007,248
INSTITUTIONAL CLASS:
Net assets	$2,578,819,901	$2,476,119,317	$4,794,248,591	$3,589,895,683	$5,558,748,350	$912,464,545	$2,926,270,494	$2,804,888,594	$666,875,768	$1,908,429,699
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	185,548,883	234,224,340	334,385,341	178,778,462	284,183,082	38,016,885	117,962,596	135,535,772	53,888,550	99,456,662
Net asset value per share	$13.90	$10.57	$14.34	$20.08	$19.56	$24.00	$24.81	$20.69	$12.38	$19.19
ADVISOR CLASS:
Net assets	$891,451	$134,714	$422,165	$2,129,063	$181,683	$160,416	$329,530	$2,610,531	$1,290,100	$8,718,085
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	64,189	12,752	29,433	106,135	9,296	6,687	13,303	126,276	104,299	454,574
Net asset value per share	$13.89	$10.56	$14.34	$20.06	$19.54	$23.99	$24.77	$20.67	$12.37	$19.18
PREMIER CLASS:
Net assets	$—	$—	$147,754,446	$44,549,901	$291,951,377	$94,517,072	$320,095,295	$180,112,189	$1,235,512	$70,678,604
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	10,298,088	2,223,058	14,973,588	3,963,386	12,942,059	8,756,478	100,000	3,698,349
Net asset value per share	$—	$—	$14.35	$20.04	$19.50	$23.85	$24.73	$20.57	$12.36	$19.11
RETIREMENT CLASS:
Net assets	$—	$—	$609,642,858	$229,758,027	$1,007,357,452	$401,946,667	$978,516,659	$641,914,804	$4,945,112	$393,451,561
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	41,843,229	11,522,200	51,763,258	17,212,041	39,730,082	31,777,677	400,736	20,240,369
Net asset value per share	$—	$—	$14.57	$19.94	$19.46	$23.35	$24.63	$20.20	$12.34	$19.44
RETAIL CLASS:
Net assets	$—	$—	$1,164,447,934	$943,267,425	$147,342,513	$181,568,232	$286,549,750	$169,753,499	$3,291,213	$464,729,299
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	—	—	61,489,350	47,172,446	7,844,441	7,784,765	11,846,356	8,486,226	267,065	26,889,390
Net asset value per share	$—	$—	$18.94	$20.00	$18.78	$23.32	$24.19	$20.00	$12.32	$17.28
* Includes securities loaned of	$14,381,384	$10,061,415	$50,082,840	$—	$147,124,601	$26,217,685	$35,699,359	$62,717,920	$10,702,680	$29,359,694
† Portfolio investments, cost	$1,821,155,050	$2,056,529,997	$4,741,059,388	$3,047,458,417	$5,901,608,086	$1,286,465,388	$3,215,641,858	$3,164,817,211	$594,420,130	$1,899,388,418
^ Foreign cash, cost	$—	$—	$—	$—	$—	$—	$4,776,981	$—	$—	$—
◊ Written options premiums	$—	$—	$8,943,692	$9,022,953	$6,819,072	$2,379,329	$—	$—	$—	$—

86	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	87

Statements of assets and liabilities	concluded

TIAA-CREF Funds  ■  October 31, 2017

	Social Choice		Enhanced			International	International	Social Choice
	Low Carbon	Emerging Markets	International Equity	Global Natural	International	Opportunities	Small-Cap	International
	Equity Fund	Equity Fund	Index Fund	Resources Fund	Equity Fund	Fund	Equity Fund	Equity Fund
ASSETS
Portfolio investments, at value*†	$89,885,165	$1,387,020,195	$1,908,390,602	$43,883,772	$5,267,234,967	$1,553,640,228	$976,751,466	$49,466,037
Affiliated investments, at value‡	—	66,221,070	—	—	—	—	—	—
Cash	31,718	47,918	41,245	42,514	—	49,283	21,565	238,827
Cash – foreign^	—	2,650,557	5,483	—	2,288,331	106,472	70,515	2,802
Receivable from securities transactions	—	33,558,060	—	—	310,684,473	2,124,587	70,651	—
Receivable from Fund shares sold	66,969	2,622,244	676,079	24,008	2,611,953	992,116	1,107,782	204,997
Dividends and interest receivable	80,173	464,647	7,713,511	219,652	8,039,891	2,428,096	2,242,985	145,336
Due from affiliates	183	—	—	2,431	—	—	7,165	3,801
Receivable for variation margin on open futures contracts	423	—	—	—	—	—	—	558
Other	190	44,260	81,121	20,491	259,197	36,261	3,327	441
Total assets	90,064,821	1,492,628,951	1,916,908,041	44,192,868	5,591,118,812	1,559,377,043	980,275,456	50,062,799
LIABILITIES
Management fees payable	3,009	163,643	97,056	3,935	312,398	116,604	83,911	2,012
Service agreement fees payable	613	2,835	16	802	99,524	1,029	277	304
Distribution fees payable	1,710	3,916	—	1,606	100,838	765	604	992
Due to affiliates	8,869	11,304	8,022	8,941	18,937	11,733	10,102	8,794
Overdraft payable	—	—	—	—	24,950,565	—	—	—
Payable for collateral for securities loaned	—	15,425,605	23,976,505	—	165,319,812	102,943,570	30,047,213	376,859
Payable for securities transactions	918,559	34,461,950	—	—	306,466,330	4,143,002	70,583	—
Payable for delayed delivery securities	—	—	—	—	—	—	—	975
Payable for Fund shares redeemed	2,024	653,655	4,382,009	39,003	4,998,127	2,104,960	1,172,858	—
Written options◊	—	595,000	—	—	—	—	—	—
Payable for trustee compensation	1,015	48,986	85,137	12,287	276,780	41,501	5,253	524
Accrued expenses and other payables	3,606	2,567,802	50,106	18,149	250,851	1,305,458	55,261	1,082
Total liabilities	939,405	53,934,696	28,598,851	84,723	502,794,162	110,668,622	31,446,062	391,542
NET ASSETS	$89,125,416	$1,438,694,255	$1,888,309,190	$44,108,145	$5,088,324,650	$1,448,708,421	$948,829,394	$49,671,257
NET ASSETS CONSIST OF:
Paid-in-capital	$74,294,728	$1,153,140,776	$1,556,634,439	$47,190,348	$4,226,692,972	$1,135,470,775	$766,426,377	$44,603,380
Undistributed net investment income (loss)	986,797	10,568,400	51,605,040	163,723	53,205,664	15,633,844	18,363,815	847,936
Accumulated net realized gain (loss) on total investments	199,137	45,921,107	(11,923,270)	(8,933,633)	60,210,569	(99,418,650)	33,235,295	(105,934)
Net unrealized appreciation (depreciation) on total investments	13,644,754	229,063,972	291,992,981	5,687,707	748,215,445	397,022,452	130,803,907	4,325,875
NET ASSETS	$89,125,416	$1,438,694,255	$1,888,309,190	$44,108,145	$5,088,324,650	$1,448,708,421	$948,829,394	$49,671,257
INSTITUTIONAL CLASS:
Net assets	$62,731,999	$1,334,539,939	$1,888,138,702	$13,040,585	$3,591,185,734	$1,414,258,618	$935,887,725	$35,797,213
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,019,550	103,673,675	226,142,251	1,601,904	271,139,956	108,328,252	72,553,732	3,194,524
Net asset value per share	$12.50	$12.87	$8.35	$8.14	$13.24	$13.06	$12.90	$11.21
ADVISOR CLASS:
Net assets	$189,631	$848,412	$170,488	$140,954	$248,286,034	$150,278	$1,296,789	$541,255
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	15,180	65,984	20,426	17,309	18,752,697	11,516	100,644	48,305
Net asset value per share	$12.49	$12.86	$8.35	$8.14	$13.24	$13.05	$12.88	$11.21
PREMIER CLASS:
Net assets	$492,444	$11,035,438	$—	$2,288,694	$229,038,842	$506,378	$1,288,246	$1,337,806
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	39,357	858,487	—	281,501	17,342,854	38,741	100,000	119,545
Net asset value per share	$12.51	$12.85	$—	$8.13	$13.21	$13.07	$12.88	$11.19
RETIREMENT CLASS:
Net assets	$17,728,250	$79,595,598	$—	$22,646,468	$676,858,101	$30,389,515	$8,020,267	$7,939,676
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,423,346	6,209,296	—	2,787,402	49,429,225	2,334,261	622,983	710,514
Net asset value per share	$12.46	$12.82	$—	$8.12	$13.69	$13.02	$12.87	$11.17
RETAIL CLASS:
Net assets	$7,983,092	$12,674,868	$—	$5,991,444	$342,955,939	$3,403,632	$2,336,367	$4,055,307
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	640,724	988,003	—	739,126	38,812,617	261,558	181,714	362,941
Net asset value per share	$12.46	$12.83	$—	$8.11	$8.84	$13.01	$12.86	$11.17
* Includes securities loaned of	$—	$14,038,049	$22,807,978	$—	$158,046,153	$96,355,051	$28,988,951	$355,042
† Portfolio investments, cost	$76,241,559	$1,176,521,166	$1,616,388,787	$38,186,908	$4,518,928,981	$1,155,339,637	$845,940,435	$45,141,088
‡ Affiliated investments, cost	$—	$45,362,395	$—	$—	$—	$—	$—	$—
^ Foreign cash, cost	$—	$2,640,061	$5,483	$—	$2,288,331	$106,280	$70,963	$2,802
◊ Written options premiums	$—	$829,481	$—	$—	$—	$—	$—	$—

88	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	89

Statements of operations

TIAA-CREF Funds  ■  For the period or year ended October 31, 2017

	Enhanced	Enhanced							Small/
	Large-Cap Growth	Large-Cap Value	Growth &	Large-Cap	Large-Cap	Mid-Cap	Mid-Cap	Small-Cap	Mid-Cap	Social Choice
	Index Fund	Index Fund	Income Fund	Growth Fund	Value Fund	Growth Fund	Value Fund	Equity Fund	Equity Fund	Equity Fund
INVESTMENT INCOME
Dividends*	$36,678,457	$53,672,223	$95,245,054	$42,121,797	$128,555,181	$16,146,029	$97,849,144	$41,508,096	$7,588,665	$52,258,955
Income from securities lending	59,417	97,154	559,802	34,166	995,607	217,900	948,203	460,000	344,341	446,659
Interest	109,731	126,490	202,079	370,741	297,866	139,213	364,635	255,083	14,953	119,641
Payment from affiliate	—	—	516,410	265,699	492,069	136,590	198,421	—	—	—
Total income	36,847,605	53,895,867	96,523,345	42,792,403	130,340,723	16,639,732	99,360,403	42,223,179	7,947,959	52,825,255
EXPENSES
Management fees	7,251,905	7,199,891	24,202,191	17,057,133	25,681,132	6,718,652	20,209,110	13,463,029	2,680,342	3,853,794
Shareholder servicing – Institutional Class	4,004	2,494	5,681	5,906	5,661	2,697	7,508	5,736	515	8,473
Shareholder servicing – Advisor Class	361	83	358	2,812	98	85	374	1,237	9	1,629
Shareholder servicing – Premier Class	—	—	272	179	287	214	670	301	—	325
Shareholder servicing – Retirement Class	—	—	1,460,047	674,419	2,518,428	978,386	2,645,221	1,545,564	8,945	910,500
Shareholder servicing – Retail Class	—	—	489,108	564,922	88,294	130,503	133,572	81,625	2,903	125,653
Distribution fees – Premier Class	—	—	228,629	68,366	475,876	158,832	555,561	292,808	1,678	123,653
Distribution fees – Retail Class	—	—	2,678,130	1,895,084	364,527	429,958	730,805	395,931	5,480	1,131,563
Administrative service fees	60,786	59,868	142,782	112,323	150,051	76,544	123,498	103,086	66,437	85,552
Registration fees	57,354	57,644	105,936	177,985	105,549	119,422	127,488	99,940	80,892	127,460
Professional fees	46,275	46,646	80,117	74,115	83,311	59,198	75,780	64,360	34,800	57,203
Custody and accounting fees	34,555	33,690	106,620	59,104	94,347	40,275	62,808	72,452	20,186	48,297
Trustee fees and expenses	33,235	34,241	92,527	60,650	98,878	21,827	78,814	52,098	9,660	37,356
Other expenses	98,852	131,215	271,635	216,113	292,156	70,768	256,385	131,087	39,355	459,164
Total expenses	7,587,327	7,565,772	29,864,033	20,969,111	29,958,595	8,807,361	25,007,594	16,309,254	2,951,202	6,970,622
Less: Expenses reimbursed by the investment adviser	—	—	—	(908)	—	—	—	—	—	—
Fee waiver by investment adviser and TPIS	(43,170)	(42,489)	—	—	(468,950)	—	(1,275,651)	(4,188)	—	—
Net expenses	7,544,157	7,523,283	29,864,033	20,968,203	29,489,645	8,807,361	23,731,943	16,305,066	2,951,202	6,970,622
Net investment income (loss)	29,303,448	46,372,584	66,659,312	21,824,200	100,851,078	7,832,371	75,628,460	25,918,113	4,996,757	45,854,633
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments†	138,025,884	123,981,070	239,416,417	192,855,651	392,032,780	146,031,930	352,291,655	366,098,312	30,220,494	74,082,166
Futures contracts	—	—	—	—	—	—	—	1,876,791	—	583,116
Purchased options	—	—	(603,790)	173,328	(27,504,436)	(814,329)	—	—	—	—
Swap contracts	—	—	—	—	(2,769,245)	—	—	1,473,124	—	—
Written options	—	—	9,413,104	(22,284)	18,832,264	2,726,490	—	—	—	—
Foreign currency transactions	—	—	(65,833)	(215,424)	(114,131)	324	(37,432)	—	—	—
Net realized gain (loss) on total investments	138,025,884	123,981,070	248,159,898	192,791,271	380,477,232	147,944,415	352,254,223	369,448,227	30,220,494	74,665,282
Change in unrealized appreciation (depreciation) on:
Portfolio investments	432,045,603	199,061,746	1,060,838,435	900,595,700	558,491,245	193,332,889	358,355,305	434,078,760	101,807,890	417,833,200
Futures contracts	—	—	—	—	—	—	—	2,543,984	—	12,560
Purchased options	—	—	767,546	(2,046,016)	(9,352,778)	(715,371)	—	—	—	—
Swap contracts	—	—	—	—	(240,249)	—	—	—	—	—
Written options	—	—	(1,894,804)	(2,216,187)	(1,023,988)	9,658	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	11,047	4,916	13,449	522	20,014	—	—	—
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	432,045,603	199,061,746	1,059,722,224	896,338,413	547,887,679	192,627,698	358,375,319	436,622,744	101,807,890	417,845,760
Net realized and unrealized gain (loss) on total investments	570,071,487	323,042,816	1,307,882,122	1,089,129,684	928,364,911	340,572,113	710,629,542	806,070,971	132,028,384	492,511,042
Net increase (decrease) in net assets from operations	$599,374,935	$369,415,400	$1,374,541,434	$1,110,953,884	$1,029,215,989	$348,404,484	$786,258,002	$831,989,084	$137,025,141	$538,365,675
* Net of foreign withholding taxes of	$—	$13,472	$610,975	$54,109	$1,166,470	$33,334	$380,069	$24,511	$7,180	$3,507
† Includes net realized gain (loss) from securities sold to affiliates of	$2,229,949	$669,321	$8,443,209	$1,346,967	$6,810,242	$729,123	$5,686,281	$5,670,990	$245,145	$2,052,845

90	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	91

Statements of operations	concluded

TIAA-CREF Funds  ■  For the period or year ended October 31, 2017

	Social Choice	Emerging	Enhanced			International	International	Social Choice
	Low Carbon	Markets	International Equity	Global Natural	International	Opportunities	Small-Cap	International
	Equity Fund	Equity Fund	Index Fund	Resources Fund	Equity Fund	Fund	Equity Fund‡	Equity Fund
INVESTMENT INCOME
Dividends*	$1,392,515	$22,542,956	$54,508,227	$872,883	$84,661,597	$25,271,497	$20,195,132	$1,055,046
Income from securities lending	—	439,343	527,441	12,615	2,394,642	1,903,939	593,901	3,501
Interest	8,176	246,208	50,657	8,190	336,312	292,220	67,198	3,599
Payment from affiliate	—	172,821	—	69,190	312,195	130,243	—	—
Total income	1,400,691	23,401,328	55,086,325	962,878	87,704,746	27,597,899	20,856,231	1,062,146
EXPENSES
Management fees	169,474	10,162,550	6,535,328	404,844	20,549,162	7,977,007	4,151,574	100,097
Shareholder servicing – Institutional Class	312	1,891	2,752	451	13,974	1,898	2,582	365
Shareholder servicing – Advisor Class	133	371	143	156	104,613	17	1,499	220
Shareholder servicing – Premier Class	82	32	—	173	294	77	1,505	88
Shareholder servicing – Retirement Class	32,651	117,336	—	53,763	1,497,742	31,341	9,952	12,878
Shareholder servicing – Retail Class	4,979	9,936	—	10,505	235,277	4,307	5,751	2,855
Distribution fees – Premier Class	711	28,296	—	4,901	331,649	538	1,524	1,641
Distribution fees – Retail Class	12,632	19,272	—	18,384	1,220,069	5,337	3,253	6,536
Administrative service fees	56,625	71,443	50,558	56,760	118,254	73,740	57,345	56,132
Registration fees	82,708	86,183	57,690	85,234	117,188	84,516	100,644	82,354
Professional fees	48,381	71,304	57,425	53,339	78,985	65,716	64,999	56,799
Custody and accounting fees	34,837	487,218	140,516	28,541	595,329	160,620	141,362	72,172
Trustee fees and expenses	966	17,796	26,194	665	64,640	20,418	8,220	483
Other expenses	28,521	164,708	148,592	56,049	460,900	72,579	139,176	32,441
Total expenses	473,012	11,238,336	7,019,198	773,765	25,388,076	8,498,111	4,689,386	425,061
Less: Expenses reimbursed by the investment adviser	(204,942)	—	—	(216,490)	(16,901)	—	(5,775)	(267,484)
Fee waiver by investment adviser and TPIS	—	—	—	—	—	—	(319,352)	—
Net expenses	268,070	11,238,336	7,019,198	557,275	25,371,175	8,498,111	4,364,259	157,577
Net investment income (loss)	1,132,621	12,162,992	48,067,127	405,603	62,333,571	19,099,788	16,491,972	904,569
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments†	741,349	198,174,409	100,467,012	31,603,093	381,677,058	37,587,144	36,403,733	154,309
Affiliated investments	—	1,490,149	—	—	—	—	—	—
Forward foreign currency contracts	—	—	—	—	(7,139,146)	(1,038,908)	—	—
Futures contracts	67,285	—	328,739	—	—	—	—	43,026
Purchased options	—	(4,455,000)	—	—	—	—	—	—
Written options	—	1,124,988	—	—	—	—	—	—
Foreign currency transactions	—	(1,361,281)	(484,367)	(6,621)	(1,781,833)	(258,041)	(438,389)	4,645
Net realized gain (loss) on total investments	808,634	194,973,265	100,311,384	31,596,472	372,756,079	36,290,195	35,965,344	201,980
Change in unrealized appreciation (depreciation) on:
Portfolio investments **	11,956,175	137,749,866	239,432,950	(15,980,665)	659,958,671	300,636,395	130,811,031	5,922,957
Affiliated investments	—	17,443,925	—	—	—	—	—	—
Futures contracts	1,148	—	3,068	—	—	—	—	993
Purchased options	—	605,500	—	—	—	—	—	—
Written options	—	234,481	—	—	—	—	—	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	(22,148)	209,484	(6,800)	93,876	92,191	(7,124)	2,061
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	11,957,323	156,011,624	239,645,502	(15,987,465)	660,052,547	300,728,586	130,803,907	5,926,011
Net realized and unrealized gain (loss) on total investments	12,765,957	350,984,889	339,956,886	15,609,007	1,032,808,626	337,018,781	166,769,251	6,127,991
Net increase (decrease) in net assets from operations	$13,898,578	$363,147,881	$388,024,013	$16,014,610	$1,095,142,197	$356,118,569	$183,261,223	$7,032,560
* Net of foreign withholding taxes of	$132	$2,486,740	$4,816,998	$40,274	$10,147,404	$2,887,309	$2,460,318	$92,252
† Includes net realized gain (loss) from securities sold to affiliates of	$15,942	$4,565,869	$1,451,409	$(14,164)	$18,356,113	$153,826	$177,126	$(9,590)
** Includes net changed in unrealized foregin capital gains taxes of	$—	$(2,056,614)	$—	$—	$1,459,829	$(1,272,455)	$—	$—
‡ For the period December 9, 2016 to October 31, 2017.

92	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	93

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Enhanced Large-Cap		Enhanced Large-Cap
		Growth Index Fund		Value Index Fund		Growth & Income Fund		Large-Cap Growth Fund		Large-Cap Value Fund		Mid-Cap Growth Fund
		October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
		2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
OPERATIONS
Net investment income (loss)		$29,303,448	$29,896,183	$46,372,584	$44,511,999	$66,659,312	$60,962,174	$21,824,200	$15,242,103	$100,851,078	$100,819,135	$7,832,371	$4,844,968
Net realized gain (loss) on total investments		138,025,884	45,700,390	123,981,070	99,626,437	248,159,898	79,908,497	192,791,271	31,772,205	380,477,232	155,977,968	147,944,415	(5,292,483)
Net change in unrealized appreciation (depreciation) on total investments		432,045,603	(18,314,477)	199,061,746	(56,143,183)	1,059,722,224	(35,458,531)	896,338,413	(48,373,481)	547,887,679	90,865,399	192,627,698	(58,256,526)
Net increase (decrease) in net assets from operations		599,374,935	57,282,096	369,415,400	87,995,253	1,374,541,434	105,412,140	1,110,953,884	(1,359,173)	1,029,215,989	347,662,502	348,404,484	(58,704,041)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(31,879,167)	(21,477,094)	(45,302,191)	(43,394,194)	(53,381,752)	(43,179,535)	(16,235,353)	(9,098,396)	(81,782,507)	(56,769,962)	(4,016,134)	(1,926,579)
	Advisor Class†	(2,422)	(104)	(2,453)	(227)	(2,971)	(1,022)	(694)	(34)	(2,046)	(136)	(506)	(19)
	Premier Class	—	—	—	—	(1,632,837)	(2,017,831)	(196,853)	(98,946)	(4,923,728)	(4,553,911)	(386,168)	(72,376)
	Retirement Class	—	—	—	—	(5,641,808)	(6,421,881)	(582,639)	(545,061)	(15,088,727)	(10,875,422)	(969,191)	—
	Retail Class	—	—	—	—	(6,881,261)	(7,398,436)	(1,679,681)	(316,220)	(2,165,321)	(1,456,384)	(319,587)	—
From realized gains:	Institutional Class	(50,265,397)	(184,289,251)	(100,757,095)	(116,788,900)	(64,944,020)	(202,166,408)	(32,462,021)	(83,625,344)	(112,938,466)	(225,069,075)	—	(74,181,052)
	Advisor Class†	(3,844)	(905)	(5,485)	(615)	(1,783)	(647)	(1,457)	(324)	(2,844)	(546)	—	(771)
	Premier Class	—	—	—	—	(2,414,753)	(11,089,183)	(518,842)	(1,308,802)	(7,443,311)	(20,114,044)	—	(10,524,325)
	Retirement Class	—	—	—	—	(9,084,292)	(40,150,240)	(2,875,015)	(7,968,778)	(24,039,902)	(53,164,632)	—	(36,683,659)
	Retail Class	—	—	—	—	(12,817,893)	(50,876,795)	(7,443,815)	(21,868,961)	(3,546,940)	(7,500,731)	—	(14,387,724)
Total distributions		(82,150,830)	(205,767,354)	(146,067,224)	(160,183,936)	(156,803,370)	(363,301,978)	(61,996,370)	(124,830,866)	(251,933,792)	(379,504,843)	(5,691,586)	(137,776,505)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	314,983,923	302,268,270	357,947,732	322,949,522	628,702,913	885,908,524	521,602,565	587,480,348	807,241,472	587,232,228	113,709,259	107,962,014
	Advisor Class†	736,158	100,251	16,678	99,998	281,068	99,976	1,902,655	123,031	55,288	99,977	35,371	120,923
	Premier Class	—	—	—	—	18,932,593	21,965,703	9,097,589	13,912,351	47,640,311	34,184,018	11,600,668	11,006,364
	Retirement Class	—	—	—	—	31,359,329	24,009,027	80,369,560	177,141,065	74,491,112	40,591,030	28,476,135	17,732,928
	Retail Class	—	—	—	—	63,484,972	53,444,387	216,246,074	56,554,266	17,754,935	11,304,035	43,097,728	10,985,476
Reinvestments of distributions:	Institutional Class	82,144,564	205,766,345	146,059,286	160,183,094	78,243,163	209,291,362	48,498,013	92,435,936	194,248,698	281,259,858	3,995,597	75,511,023
	Advisor Class†	1,939	—	—	—	736	—	397	—	—	—	—	—
	Premier Class	—	—	—	—	4,047,541	13,107,000	704,651	1,403,020	12,367,039	24,667,954	386,168	10,596,701
	Retirement Class	—	—	—	—	14,726,064	46,572,121	3,454,829	8,509,330	39,125,858	64,037,423	969,191	36,683,659
	Retail Class	—	—	—	—	19,049,350	56,482,960	8,833,767	21,566,863	5,524,497	8,689,204	310,713	14,026,685
Redemptions:	Institutional Class	(382,750,339)	(320,882,267)	(282,255,721)	(274,559,344)	(453,930,651)	(315,556,783)	(479,870,077)	(400,821,705)	(447,168,172)	(552,810,429)	(183,949,842)	(237,519,105)
	Advisor Class†	(40,314)	—	—	—	(13,004)	—	(261,771)	—	(19)	—	(3,021)	(20,765)
	Premier Class	—	—	—	—	(44,859,737)	(50,573,482)	(20,138,948)	(8,073,139)	(88,697,470)	(124,823,285)	(48,650,781)	(35,255,896)
	Retirement Class	—	—	—	—	(90,330,450)	(119,137,129)	(161,152,150)	(71,537,042)	(146,196,382)	(141,650,367)	(83,880,356)	(104,254,703)
	Retail Class	—	—	—	—	(105,778,350)	(99,829,909)	(101,474,473)	(75,470,009)	(25,248,758)	(19,143,231)	(55,052,784)	(29,653,508)
Net increase (decrease) from shareholder transactions		15,075,931	187,252,599	221,767,975	208,673,270	163,915,537	725,783,757	127,812,681	403,224,315	491,138,409	213,638,415	(168,955,954)	(122,078,204)
Net increase (decrease) in net assets		532,300,036	38,767,341	445,116,151	136,484,587	1,381,653,601	467,893,919	1,176,770,195	277,034,276	1,268,420,606	181,796,074	173,756,944	(318,558,750)
NET ASSETS
Beginning of period		2,047,411,316	2,008,643,975	2,031,137,880	1,894,653,293	5,334,862,393	4,866,968,474	3,632,829,904	3,355,795,628	5,737,160,769	5,555,364,695	1,416,899,988	1,735,458,738
End of period		$2,579,711,352	$2,047,411,316	$2,476,254,031	$2,031,137,880	$6,716,515,994	$5,334,862,393	$4,809,600,099	$3,632,829,904	$7,005,581,375	$5,737,160,769	$1,590,656,932	$1,416,899,988
Undistributed net investment income (loss) included in net assets		$22,245,342	$25,121,780	$37,934,359	$36,200,500	$2,895,272	$5,771,239	$14,635,982	$12,504,900	$76,586,629	$82,544,542	$5,912,890	$4,823,535
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	25,619,678	27,756,169	35,788,123	34,915,371	49,036,290	76,075,252	30,437,621	38,522,943	43,195,477	36,594,579	5,188,721	5,650,480
	Advisor Class†	58,025	9,279	1,691	11,061	21,639	8,688	112,773	7,797	2,970	6,327	1,653	6,204
	Premier Class	—	—	—	—	1,472,476	1,915,326	528,117	901,074	2,559,821	2,112,550	545,911	582,988
	Retirement Class	—	—	—	—	2,413,569	2,022,902	4,625,674	11,210,918	4,016,653	2,458,192	1,351,085	952,295
	Retail Class	—	—	—	—	3,710,175	3,566,199	12,191,860	3,690,745	994,316	714,257	2,050,476	588,577
Shares reinvested:	Institutional Class	7,288,781	19,411,919	14,873,655	17,957,746	6,322,089	18,432,561	3,100,896	5,963,609	10,591,532	17,983,367	199,481	3,943,134
	Advisor Class†	172	—	—	—	54	—	25	—	—	—	—	—
	Premier Class	—	—	—	—	322,955	1,153,320	45,083	90,517	675,425	1,580,266	19,376	556,257
	Retirement Class	—	—	—	—	1,158,081	4,037,083	221,890	551,480	2,139,194	4,104,963	49,626	1,963,793
	Retail Class	—	—	—	—	1,157,142	3,800,901	565,542	1,393,208	312,826	575,825	15,918	751,295
Shares redeemed:	Institutional Class	(31,162,144)	(29,135,919)	(27,736,603)	(28,706,211)	(34,407,931)	(27,332,223)	(27,367,516)	(25,709,318)	(23,708,816)	(33,153,343)	(8,669,753)	(12,453,290)
	Advisor Class†	(3,287)	—	—	—	(948)	—	(14,460)	—	(1)	—	(129)	(1,041)
	Premier Class	—	—	—	—	(3,385,619)	(4,514,397)	(1,140,749)	(524,056)	(4,744,480)	(7,734,356)	(2,259,603)	(1,860,882)
	Retirement Class	—	—	—	—	(6,815,238)	(10,141,123)	(9,343,966)	(4,689,315)	(7,829,451)	(8,578,931)	(3,976,674)	(5,612,190)
	Retail Class	—	—	—	—	(6,188,434)	(6,599,663)	(5,841,751)	(4,916,601)	(1,409,123)	(1,204,506)	(2,640,538)	(1,597,902)
Net increase (decrease) from shareholder transactions		1,801,225	18,041,448	22,926,866	24,177,967	14,816,300	62,424,826	8,121,039	26,493,001	26,796,343	15,459,190	(8,124,450)	(6,530,282)

† Advisor Class commenced operations on December 4, 2015.

94	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	95

Statements of changes in net assets	continued

TIAA-CREF Funds  ■  For the period or year ended

		Mid-Cap Value Fund		Small-Cap Equity Fund		Small/Mid-Cap Equity Fund		Social Choice Equity Fund		Social Choice Low Carbon Equity Fund		Emerging Markets Equity Fund
		October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
		2017	2016	2017	2016	2017	2016^	2017	2016	2017	2016	2017	2016
OPERATIONS
Net investment income (loss)		$75,628,460	$83,966,511	$25,918,113	$27,546,656	$4,996,757	$42,901	$45,854,633	$51,285,582	$1,132,621	$1,061,959	$12,162,992	$11,151,824
Net realized gain (loss) on total investments		352,254,223	132,383,038	369,448,227	83,606,766	30,220,494	(89,484)	74,665,282	123,766,296	808,634	(205,953)	194,973,265	6,417,518
Net change in unrealized appreciation (depreciation) on total investments		358,375,319	42,778,751	436,622,744	(25,504,268)	101,807,890	(9,896,981)	417,845,760	(55,455,230)	11,957,323	1,618,184	156,011,624	69,338,387
Net increase (decrease) in net assets from operations		786,258,002	259,128,300	831,989,084	85,649,154	137,025,141	(9,943,564)	538,365,675	119,596,648	13,898,578	2,474,190	363,147,881	86,907,729
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(58,994,565)	(47,690,885)	(21,200,174)	(15,294,297)	(1,034,971)	—	(34,480,966)	(24,490,180)	(883,976)	(188,748)	(9,568,103)	(9,120,009)
	Advisor Class†	(3,589)	(141)	(6,160)	(71)	(1,962)	—	(5,361)	(182)	(2,680)	(51)	(973)	(96)
	Premier Class	(6,142,226)	(5,006,213)	(1,540,463)	(1,125,473)	(1,682)	—	(1,804,971)	(1,291,137)	(6,875)	(4,778)	(121,863)	(80,120)
	Retirement Class	(16,373,856)	(12,544,437)	(4,439,993)	(2,764,208)	(3,973)	—	(6,750,511)	(5,107,138)	(157,213)	(12,257)	(173,903)	(206,640)
	Retail Class	(4,312,537)	(3,306,898)	(1,005,289)	(512,400)	(2,453)	—	(9,121,349)	(15,309,613)	(52,446)	(6,656)	(21,559)	(21,878)
From realized gains:	Institutional Class	(94,420,615)	(293,841,533)	(58,087,664)	(144,242,447)	—	—	(64,534,152)	(44,511,977)	(293,994)	(3,903)	—	—
	Advisor Class†	(5,805)	(877)	(17,289)	(684)	—	—	(10,093)	(325)	(901)	(1)	—	—
	Premier Class	(10,723,682)	(34,453,503)	(4,923,468)	(13,081,361)	—	—	(3,601,113)	(2,561,759)	(2,726)	(109)	—	—
	Retirement Class	(30,347,363)	(95,322,348)	(15,825,424)	(39,101,406)	—	—	(14,164,638)	(10,904,788)	(56,407)	(291)	—	—
	Retail Class	(8,213,953)	(26,138,124)	(3,787,262)	(8,133,135)	—	—	(20,792,711)	(32,289,674)	(20,212)	(179)	—	—
Total distributions		(229,538,191)	(518,304,959)	(110,833,186)	(224,255,482)	(1,045,041)	—	(155,265,865)	(136,466,773)	(1,477,430)	(216,973)	(9,886,401)	(9,428,743)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	535,399,854	494,831,271	410,967,786	316,776,601	213,549,955	386,214,333	371,283,229	196,613,011	20,419,719	25,247,935	302,450,890	255,349,371
	Advisor Class†	254,135	131,898	1,852,231	510,702	61,207	1,005,000	7,725,799	152,478	43,500	110,016	579,411	100,062
	Premier Class	15,221,930	40,027,444	26,580,200	28,284,366	—	1,000,010	16,875,799	20,563,414	146,115	95,844	11,809,593	6,344,885
	Retirement Class	25,297,025	41,705,971	56,501,812	47,039,245	5,629,455	1,219,673	39,605,679	26,831,387	10,273,111	5,847,050	46,184,881	4,589,206
	Retail Class	29,454,281	23,616,585	42,906,512	28,647,399	2,498,491	1,375,946	63,043,201	98,812,418	5,121,736	2,388,268	9,496,981	709,921
Reinvestments of distributions:	Institutional Class	151,734,645	335,010,003	79,139,728	159,321,936	1,034,930	—	94,181,482	65,889,986	978,800	68,971	9,568,103	9,120,009
	Advisor Class†	4,202	—	19,433	—	19	—	8,157	—	298	—	—	—
	Premier Class	16,865,908	39,459,716	6,463,931	14,206,834	—	—	5,053,174	3,805,791	2,585	—	121,790	80,047
	Retirement Class	46,717,954	107,859,195	20,264,257	41,865,029	2,291	—	20,887,918	15,985,227	213,318	7,849	173,842	206,560
	Retail Class	12,140,486	28,545,566	4,613,976	8,389,168	1,199	—	28,981,311	46,813,660	72,071	2,675	20,971	21,109
Redemptions:	Institutional Class	(1,353,790,273)	(802,803,796)	(309,237,112)	(331,527,970)	(52,318,776)	(6,045,664)	(251,164,010)	(178,712,952)	(4,439,756)	(18,866,259)	(376,048,653)	(189,843,054)
	Advisor Class†	(90,838)	—	(78,192)	—	(20,087)	—	(233,663)	—	—	—	(11)	(50)
	Premier Class	(121,224,577)	(83,803,176)	(63,499,245)	(42,515,926)	—	—	(43,650,127)	(21,112,004)	(97,615)	(776,271)	(22,291,705)	(996,247)
	Retirement Class	(242,004,947)	(153,092,657)	(104,756,725)	(63,460,101)	(2,565,845)	(8,264)	(51,550,352)	(52,361,198)	(1,648,503)	(1,559,641)	(8,220,661)	(8,900,273)
	Retail Class	(63,047,517)	(55,744,500)	(34,650,690)	(17,375,399)	(828,613)	(204,091)	(119,900,911)	(626,013,557)	(694,598)	(1,474,990)	(3,690,189)	(1,121,643)
Net increase (decrease) from shareholder transactions		(947,067,732)	15,743,520	137,087,902	190,161,884	167,044,226	384,556,943	181,146,686	(402,732,339)	30,390,781	11,091,447	(29,844,757)	75,659,903
Net increase (decrease) in net assets		(390,347,921)	(243,433,139)	858,243,800	51,555,556	303,024,326	374,613,379	564,246,496	(419,602,464)	42,811,929	13,348,664	323,416,723	153,138,889
NET ASSETS
Beginning of period		4,902,109,649	5,145,542,788	2,941,035,817	2,889,480,261	374,613,379	—	2,281,760,752	2,701,363,216	46,313,487	32,964,823	1,115,277,532	962,138,643
End of period		$4,511,761,728	$4,902,109,649	$3,799,279,617	$2,941,035,817	$677,637,705	$374,613,379	$2,846,007,248	$2,281,760,752	$89,125,416	$46,313,487	$1,438,694,255	$1,115,277,532
Undistributed net investment income (loss) included in net assets		$52,438,744	$63,201,329	$18,296,420	$19,700,484	$3,980,361	$43,926	$36,583,517	$42,462,229	$986,797	$930,730	$10,568,400	$9,215,880
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	22,310,652	23,570,772	21,262,395	20,078,334	19,868,387	39,064,218	20,925,488	12,373,052	1,773,495	2,507,716	28,369,727	29,260,990
	Advisor Class†	10,671	6,345	98,767	30,525	5,564	100,507	456,943	9,608	3,846	11,306	54,092	11,899
	Premier Class	648,172	1,911,670	1,402,029	1,787,919	—	100,001	962,488	1,281,218	13,230	9,122	1,085,931	714,590
	Retirement Class	1,084,633	1,955,407	2,988,986	3,016,096	510,002	121,943	2,211,193	1,656,135	911,629	583,623	4,126,514	515,227
	Retail Class	1,275,753	1,138,111	2,349,962	1,880,413	225,061	137,948	4,004,523	6,934,824	445,531	244,429	854,420	81,819
Shares reinvested:	Institutional Class	6,498,272	16,675,461	4,191,723	10,077,289	94,514	—	5,642,989	4,314,996	90,379	7,199	1,038,882	1,094,839
	Advisor Class†	180	—	1,030	—	1	—	489	—	28	—	—	—
	Premier Class	723,548	1,967,085	344,009	902,594	—	—	303,676	249,888	238	—	13,224	9,610
	Retirement Class	2,010,239	5,395,658	1,097,144	2,704,459	210	—	1,233,053	1,031,971	19,733	819	18,917	24,857
	Retail Class	531,778	1,451,962	252,130	546,525	109	—	1,923,113	3,380,047	6,655	279	2,280	2,534
Shares redeemed:	Institutional Class	(56,416,039)	(37,152,613)	(16,285,466)	(20,126,602)	(4,535,759)	(602,811)	(14,370,751)	(11,170,570)	(388,861)	(1,835,625)	(36,304,042)	(21,146,327)
	Advisor Class†	(3,893)	—	(4,046)	—	(1,773)	—	(12,466)	—	—	—	(1)	(6)
	Premier Class	(5,116,388)	(3,990,287)	(3,359,266)	(2,743,115)	—	—	(2,449,968)	(1,326,486)	(8,231)	(75,002)	(1,887,891)	(115,885)
	Retirement Class	(10,231,155)	(7,304,954)	(5,608,565)	(4,066,659)	(230,579)	(840)	(2,884,884)	(3,257,409)	(144,626)	(152,991)	(738,001)	(987,994)
	Retail Class	(2,720,343)	(2,691,321)	(1,881,647)	(1,132,585)	(75,320)	(20,733)	(7,576,061)	(41,998,507)	(60,802)	(148,060)	(332,276)	(126,048)
Net increase (decrease) from shareholder transactions		(39,393,920)	2,933,296	6,849,185	12,955,193	15,860,417	38,900,233	10,369,825	(26,521,233)	2,662,244	1,152,815	(3,698,224)	9,340,105

†   Advisor Class commenced operations on December 4, 2015.

^   For the period August 5, 2016 to October 31, 2016.

96	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	97

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Enhanced		Global Natural				International		International Small-Cap	Social Choice International
		International Equity Index Fund		Resources Fund		International Equity Fund		Opportunities Fund		Equity Fund	Equity Fund
		October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
		2017	2016	2017	2016	2017	2016	2017	2016	2017‡	2017	2016
OPERATIONS
Net investment income (loss)		$48,067,127	$42,223,272	$405,603	$3,939,915	$62,333,571	$62,845,144	$19,099,788	$16,651,455	$16,491,972	$904,569	$593,997
Net realized gain (loss) on total investments		100,311,384	(88,695,773)	31,596,472	(4,304,094)	372,756,079	(126,615,072)	36,290,195	(28,457,562)	35,965,344	201,980	(281,743)
Net change in unrealized appreciation (depreciation) on total investments		239,645,502	11,299,145	(15,987,465)	24,522,577	660,052,547	(31,127,935)	300,728,586	937,043	130,803,907	5,926,011	(603,069)
Net increase (decrease) in net assets from operations		388,024,013	(35,173,356)	16,014,610	24,158,398	1,095,142,197	(94,897,863)	356,118,569	(10,869,064)	183,261,223	7,032,560	(290,815)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(45,635,675)	(37,422,438)	(2,363,996)	(5,601,178)	(42,357,609)	(34,393,641)	(17,375,181)	(14,300,760)	(21,861)	(494,959)	(104,087)
	Advisor Class†	(2,785)	(287)	(4,996)	(248)	(1,500)	(122)	(1,281)	(120)	(950)	(2,567)	(63)
	Premier Class	—	—	(133,707)	(78,600)	(2,690,942)	(2,714,360)	(2,879)	(11,121)	(950)	(23,169)	(5,543)
	Retirement Class	—	—	(797,278)	(245,740)	(6,235,533)	(5,761,383)	(75,044)	(75,311)	(890)	(76,493)	(10,124)
	Retail Class	—	—	(440,706)	(101,273)	(9,427,234)	(12,557,350)	(12,757)	(14,067)	(814)	(29,532)	(4,910)
Total distributions		(45,638,460)	(37,422,725)	(3,740,683)	(6,027,039)	(60,712,818)	(55,426,856)	(17,467,142)	(14,401,379)	(25,465)	(626,720)	(124,727)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	312,324,969	342,793,936	11,938,763	66,915,995	646,849,346	586,857,549	152,019,252	280,168,251	830,120,666	12,671,568	3,066,645
	Advisor Class†	43,383	100,976	69,394	103,040	254,335,501	120,945	21,000	99,961	1,007,358	361,384	100,038
	Premier Class	—	—	409,419	515,648	32,928,813	28,083,241	121,585	71,984	1,000,010	194,032	7,729
	Retirement Class	—	—	16,805,733	10,892,589	75,597,577	14,321,876	22,011,541	3,180,121	8,571,971	4,925,089	1,619,571
	Retail Class	—	—	11,680,062	2,773,677	36,198,787	530,041,795	2,028,294	755,730	2,236,229	2,347,693	999,279
Reinvestments of distributions:	Institutional Class	45,635,675	37,422,438	2,363,995	5,601,178	42,026,368	34,143,722	17,375,181	14,300,760	—	42,855	251
	Advisor Class†	48	—	908	—	—	—	—	—	—	—	—
	Premier Class	—	—	118,193	69,070	2,650,499	2,705,350	633	—	—	918	—
	Retirement Class	—	—	797,278	245,740	6,234,155	5,760,455	74,938	75,209	—	54,643	4,727
	Retail Class	—	—	434,574	94,405	9,250,571	12,401,092	12,537	13,814	—	8,898	256
Redemptions:	Institutional Class	(333,693,432)	(78,723,777)	(120,302,943)	(213,158,605)	(633,047,498)	(546,592,789)	(388,799,941)	(137,194,612)	(75,628,031)	(387,097)	(105,003)
	Advisor Class†	(21)	—	(52,597)	—	(17,580,317)	(21,237)	—	—	—	—	—
	Premier Class	—	—	(2,491,895)	(272,532)	(60,450,226)	(73,478,015)	(31,605)	(790,410)	(10)	—	(19)
	Retirement Class	—	—	(15,062,693)	(4,139,049)	(84,865,715)	(112,975,343)	(2,234,745)	(4,384,403)	(1,447,711)	(1,011,349)	(208,462)
	Retail Class	—	—	(12,433,694)	(2,094,674)	(336,443,496)	(304,189,051)	(797,711)	(1,077,950)	(266,846)	(198,572)	(608,153)
Net increase (decrease) from shareholder transactions		24,310,622	301,593,573	(105,725,503)	(132,453,518)	(26,315,635)	177,179,590	(198,199,041)	155,218,455	765,593,636	19,010,062	4,876,859
Net increase (decrease) in net assets		366,696,175	228,997,492	(93,451,576)	(114,322,159)	1,008,113,744	26,854,871	140,452,386	129,948,012	948,829,394	25,415,902	4,461,317
NET ASSETS
Beginning of period		1,521,613,015	1,292,615,523	137,559,721	251,881,880	4,080,210,906	4,053,356,035	1,308,256,035	1,178,308,023	—	24,255,355	19,794,038
End of period		$1,888,309,190	$1,521,613,015	$44,108,145	$137,559,721	$5,088,324,650	$4,080,210,906	$1,448,708,421	$1,308,256,035	$948,829,394	$49,671,257	$24,255,355
Undistributed net investment income (loss) included in net assets		$51,605,040	$39,792,886	$163,723	$3,514,153	$53,205,664	$60,505,890	$15,633,844	$15,298,147	$18,363,815	$847,936	$558,282
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	43,840,478	50,413,603	1,407,339	9,934,342	57,366,045	57,053,899	14,183,693	28,667,007	79,099,935	1,204,088	329,540
	Advisor Class†	5,606	14,816	8,198	15,711	20,112,560	11,749	1,624	9,892	100,644	37,342	10,963
	Premier Class	—	—	49,036	72,337	2,822,870	2,728,168	9,588	7,014	100,001	18,630	817
	Retirement Class	—	—	2,019,894	1,495,701	6,198,284	1,335,243	1,800,119	321,179	743,874	482,193	176,595
	Retail Class	—	—	1,343,719	386,610	4,804,367	73,195,642	168,013	75,072	203,417	233,109	109,240
Shares reinvested:	Institutional Class	6,740,868	5,519,534	265,917	860,396	4,025,514	3,350,709	1,718,613	1,422,961	—	4,648	28
	Advisor Class†	7	—	102	—	—	—	—	—	—	—	—
	Premier Class	—	—	13,295	10,610	254,366	265,752	62	—	—	100	—
	Retirement Class	—	—	89,683	37,690	576,170	545,498	7,412	7,484	—	5,933	519
	Retail Class	—	—	48,938	14,479	1,325,297	1,807,739	1,239	1,373	—	965	28
Shares redeemed:	Institutional Class	(45,887,046)	(11,583,882)	(14,167,416)	(27,976,657)	(55,545,452)	(52,419,789)	(35,283,632)	(13,599,628)	(6,546,203)	(36,354)	(11,532)
	Advisor Class†	(3)	—	(6,702)	—	(1,369,647)	(1,965)	—	—	—	—	—
	Premier Class	—	—	(307,417)	(37,661)	(4,991,844)	(7,159,211)	(2,924)	(76,147)	(1)	—	(2)
	Retirement Class	—	—	(1,845,735)	(584,147)	(6,993,791)	(10,622,125)	(204,502)	(439,552)	(120,891)	(100,515)	(22,834)
	Retail Class	—	—	(1,463,238)	(290,819)	(41,119,566)	(43,159,462)	(67,479)	(107,683)	(21,703)	(19,962)	(65,181)
Net increase (decrease) from shareholder transactions		4,699,910	44,364,071	(12,544,387)	(16,061,408)	(12,534,827)	26,931,847	(17,668,174)	16,288,972	73,559,073	1,830,177	528,181

†   Advisor Class commenced operations on December 4, 2015.

‡   For the period December 9, 2016 to October 31, 2017.

98	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	99

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period
ENHANCED LARGE-CAP GROWTH INDEX FUND
Institutional Class:	10/31/17		$11.14	$0.16		$ 3.07	$3.23	$(0.18)	$(0.29)	$(0.47)	$13.90
	10/31/16		12.12	0.16		0.10	0.26	(0.13)	(1.11)	(1.24)	11.14
	10/31/15		12.19	0.12		0.98	1.10	(0.14)	(1.03)	(1.17)	12.12
	10/31/14		11.53	0.14		1.44	1.58	(0.12)	(0.80)	(0.92)	12.19
	10/31/13		9.65	0.14		2.22	2.36	(0.12)	(0.36)	(0.48)	11.53
Advisor Class:	10/31/17		11.14	0.14		3.08	3.22	(0.18)	(0.29)	(0.47)	13.89
	10/31/16	‡	12.28	0.14		(0.04)	0.10	(0.13)	(1.11)	(1.24)	11.14
ENHANCED LARGE-CAP VALUE INDEX FUND
Institutional Class:	10/31/17		9.61	0.20		1.48	1.68	(0.22)	(0.50)	(0.72)	10.57
	10/31/16		10.12	0.21		0.14	0.35	(0.23)	(0.63)	(0.86)	9.61
	10/31/15		11.18	0.23		(0.11)	0.12	(0.18)	(1.00)	(1.18)	10.12
	10/31/14		10.64	0.17		1.23	1.40	(0.16)	(0.70)	(0.86)	11.18
	10/31/13		8.64	0.18		2.20	2.38	(0.19)	(0.19)	(0.38)	10.64
Advisor Class:	10/31/17		9.61	0.20		1.47	1.67	(0.22)	(0.50)	(0.72)	10.56
	10/31/16	‡	10.18	0.20		0.09	0.29	(0.23)	(0.63)	(0.86)	9.61
GROWTH & INCOME FUND
Institutional Class:	10/31/17		11.76	0.15		2.80	2.95	(0.16)	(0.21)	(0.37)	14.34
	10/31/16		12.50	0.16		0.08	0.24	(0.16)	(0.82)	(0.98)	11.76
	10/31/15		12.96	0.13		0.65	0.78	(0.14)	(1.10)	(1.24)	12.50
	10/31/14		12.64	0.13		1.64	1.77	(0.14)	(1.31)	(1.45)	12.96
	10/31/13		10.34	0.15		2.76	2.91	(0.16)	(0.45)	(0.61)	12.64
Advisor Class:	10/31/17		11.77	0.13		2.80	2.93	(0.15)	(0.21)	(0.36)	14.34
	10/31/16	‡	12.71	0.14		(0.11)	0.03	(0.15)	(0.82)	(0.97)	11.77
Premier Class:	10/31/17		11.77	0.13		2.80	2.93	(0.14)	(0.21)	(0.35)	14.35
	10/31/16		12.51	0.14		0.09	0.23	(0.15)	(0.82)	(0.97)	11.77
	10/31/15		12.96	0.12		0.65	0.77	(0.12)	(1.10)	(1.22)	12.51
	10/31/14		12.65	0.11		1.63	1.74	(0.12)	(1.31)	(1.43)	12.96
	10/31/13		10.35	0.14		2.75	2.89	(0.14)	(0.45)	(0.59)	12.65
Retirement Class:	10/31/17		11.95	0.12		2.84	2.96	(0.13)	(0.21)	(0.34)	14.57
	10/31/16		12.68	0.13		0.09	0.22	(0.13)	(0.82)	(0.95)	11.95
	10/31/15		13.13	0.11		0.65	0.76	(0.11)	(1.10)	(1.21)	12.68
	10/31/14		12.79	0.10		1.66	1.76	(0.11)	(1.31)	(1.42)	13.13
	10/31/13		10.46	0.13		2.78	2.91	(0.13)	(0.45)	(0.58)	12.79
Retail Class:	10/31/17		15.43	0.15		3.68	3.83	(0.11)	(0.21)	(0.32)	18.94
	10/31/16		16.08	0.16		0.13	0.29	(0.12)	(0.82)	(0.94)	15.43
	10/31/15		16.31	0.12		0.84	0.96	(0.09)	(1.10)	(1.19)	16.08
	10/31/14		15.55	0.12		2.04	2.16	(0.09)	(1.31)	(1.40)	16.31
	10/31/13		12.59	0.14		3.38	3.52	(0.11)	(0.45)	(0.56)	15.55

100	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

							Ratios and supplemental data
								Ratios to average net assets
					Total									Net investment
	For the				return									income (loss)
	period				excluding		Net assets at					Net		excluding		Portfolio
	or year		Total		payment from		end of period	Gross		Net		investment		payment from		turnover
	ended		return		affiliates	[u]	(in thousands)	expenses		expenses		income (loss)		affiliates	[u]	rate
ENHANCED LARGE-CAP GROWTH INDEX FUND
Institutional Class:	10/31/17		29.96%		29.96%		$2,578,820	0.33%		0.33%		1.27%		1.27%		91%
	10/31/16		2.68		2.68		2,047,308	0.34		0.34		1.44		1.44		121
	10/31/15		10.08		10.08		2,008,644	0.34		0.34		1.06		1.06		112
	10/31/14		14.75		14.75		1,785,221	0.35		0.35		1.22		1.22		105
	10/31/13		25.73		25.73		1,471,091	0.37		0.37		1.34		1.34		104
Advisor Class:	10/31/17		29.86		29.86		891	0.43		0.42		1.10		1.10		91
	10/31/16	‡	1.32	[b]	1.32	[b]	103	0.36	[c]	0.36	[c]	1.38	[c]	1.38	[c]	121
ENHANCED LARGE-CAP VALUE INDEX FUND
Institutional Class:	10/31/17		18.04		18.04		2,476,119	0.33		0.33		2.03		2.03		99
	10/31/16		4.10		4.10		2,031,032	0.34		0.34		2.24		2.24		149
	10/31/15		1.34		1.34		1,894,653	0.35		0.35		2.26		2.26		89
	10/31/14		14.29		14.29		1,723,933	0.35		0.35		1.63		1.63		91
	10/31/13		28.65		28.65		1,415,633	0.36		0.36		1.86		1.86		80
Advisor Class:	10/31/17		17.92		17.92		135	0.40		0.40		1.96		1.96		99
	10/31/16	‡	3.47	[b]	3.47	[b]	106	0.36	[c]	0.36	[c]	2.38	[c]	2.38	[c]	149
GROWTH & INCOME FUND
Institutional Class:	10/31/17		25.52		25.51		4,794,249	0.41		0.41		1.16		1.16		76
	10/31/16		2.32		2.28		3,686,969	0.42		0.42		1.36		1.31		83
	10/31/15		6.74		6.74		3,078,681	0.43		0.43		1.08		1.08		90
	10/31/14		15.48		15.48		2,893,199	0.44		0.44		1.06		1.06		98
	10/31/13		29.53		29.53		2,307,313	0.45		0.45		1.35		1.35		146
Advisor Class:	10/31/17		25.32		25.31		422	0.54		0.54		1.00		0.99		76
	10/31/16	‡	0.63	[b]	0.59	[b]	102	0.43	[c]	0.43	[c]	1.31	[c]	1.26	[c]	83
Premier Class:	10/31/17		25.31		25.30		147,754	0.56		0.56		1.03		1.02		76
	10/31/16		2.16		2.12		139,939	0.57		0.57		1.22		1.18		83
	10/31/15		6.65		6.65		166,799	0.58		0.58		0.94		0.94		90
	10/31/14		15.30		15.30		174,273	0.59		0.59		0.92		0.92		98
	10/31/13		29.20		29.20		169,367	0.60		0.60		1.23		1.23		146
Retirement Class:	10/31/17		25.14		25.13		609,643	0.66		0.66		0.92		0.91		76
	10/31/16		2.11		2.07		538,718	0.67		0.67		1.12		1.08		83
	10/31/15		6.45		6.45		623,557	0.68		0.68		0.84		0.84		90
	10/31/14		15.26		15.26		687,630	0.69		0.69		0.82		0.82		98
	10/31/13		29.05		29.05		623,206	0.70		0.70		1.12		1.12		146
Retail Class:	10/31/17		25.11		25.10		1,164,448	0.70		0.70		0.87		0.86		76
	10/31/16		2.05		2.01		969,135	0.72		0.72		1.06		1.02		83
	10/31/15		6.43		6.43		997,931	0.73		0.73		0.78		0.78		90
	10/31/14		15.12		15.12		960,469	0.76		0.76		0.75		0.75		98
	10/31/13		28.98		28.98		857,921	0.79		0.79		1.03		1.03		146

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	101

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss	)[a]	investments	operations	income	gains	distributions	period
LARGE-CAP GROWTH FUND
Institutional Class:	10/31/17		$15.70	$0.11		$ 4.55	$ 4.66	$(0.09)	$(0.19)	$(0.28)	$20.08
	10/31/16		16.37	0.08		(0.15)	(0.07)	(0.06)	(0.54)	(0.60)	15.70
	10/31/15		16.61	0.05		1.59	1.64	(0.05)	(1.83)	(1.88)	16.37
	10/31/14		15.11	0.06		2.54	2.60	(0.06)	(1.04)	(1.10)	16.61
	10/31/13		11.65	0.08		3.75	3.83	(0.05)	(0.32)	(0.37)	15.11
Advisor Class:	10/31/17		15.70	0.06		4.58	4.64	(0.09)	(0.19)	(0.28)	20.06
	10/31/16	‡	16.72	0.06		(0.48)	(0.42)	(0.06)	(0.54)	(0.60)	15.70
Premier Class:	10/31/17		15.67	0.08		4.55	4.63	(0.07)	(0.19)	(0.26)	20.04
	10/31/16		16.35	0.06		(0.16)	(0.10)	(0.04)	(0.54)	(0.58)	15.67
	10/31/15		16.58	0.02		1.61	1.63	(0.03)	(1.83)	(1.86)	16.35
	10/31/14		15.10	0.03		2.53	2.56	(0.04)	(1.04)	(1.08)	16.58
	10/31/13		11.63	0.06		3.76	3.82	(0.03)	(0.32)	(0.35)	15.10
Retirement Class:	10/31/17		15.58	0.06		4.53	4.59	(0.04)	(0.19)	(0.23)	19.94
	10/31/16		16.28	0.03		(0.15)	(0.12)	(0.04)	(0.54)	(0.58)	15.58
	10/31/15		16.52	0.01		1.58	1.59	—	(1.83)	(1.83)	16.28
	10/31/14		15.04	0.02		2.53	2.55	(0.03)	(1.04)	(1.07)	16.52
	10/31/13		11.60	0.04		3.75	3.79	(0.03)	(0.32)	(0.35)	15.04
Retail Class:	10/31/17		15.63	0.05		4.55	4.60	(0.04)	(0.19)	(0.23)	20.00
	10/31/16		16.31	0.03		(0.16)	(0.13)	(0.01)	(0.54)	(0.55)	15.63
	10/31/15		16.55	0.00	[d]	1.59	1.59	—	(1.83)	(1.83)	16.31
	10/31/14		15.06	0.00	[d]	2.53	2.53	0.00 [d]	(1.04)	(1.04)	16.55
	10/31/13		11.61	0.03		3.74	3.77	0.00 [d]	(0.32)	(0.32)	15.06
LARGE-CAP VALUE FUND
Institutional Class:	10/31/17		17.31	0.30		2.73	3.03	(0.33)	(0.45)	(0.78)	19.56
	10/31/16		17.59	0.31		0.62	0.93	(0.24)	(0.97)	(1.21)	17.31
	10/31/15		18.64	0.24		(0.11)	0.13	(0.33)	(0.85)	(1.18)	17.59
	10/31/14		18.13	0.33		1.65	1.98	(0.24)	(1.23)	(1.47)	18.64
	10/31/13		14.11	0.29		4.05	4.34	(0.27)	(0.05)	(0.32)	18.13
Advisor Class:	10/31/17		17.31	0.28		2.72	3.00	(0.32)	(0.45)	(0.77)	19.54
	10/31/16	‡	17.69	0.26		0.57	0.83	(0.24)	(0.97)	(1.21)	17.31
Premier Class:	10/31/17		17.26	0.27		2.72	2.99	(0.30)	(0.45)	(0.75)	19.50
	10/31/16		17.53	0.28		0.64	0.92	(0.22)	(0.97)	(1.19)	17.26
	10/31/15		18.59	0.22		(0.13)	0.09	(0.30)	(0.85)	(1.15)	17.53
	10/31/14		18.09	0.30		1.65	1.95	(0.22)	(1.23)	(1.45)	18.59
	10/31/13		14.08	0.27		4.04	4.31	(0.25)	(0.05)	(0.30)	18.09
Retirement Class:	10/31/17		17.23	0.25		2.71	2.96	(0.28)	(0.45)	(0.73)	19.46
	10/31/16		17.50	0.26		0.64	0.90	(0.20)	(0.97)	(1.17)	17.23
	10/31/15		18.55	0.20		(0.12)	0.08	(0.28)	(0.85)	(1.13)	17.50
	10/31/14		18.05	0.29		1.64	1.93	(0.20)	(1.23)	(1.43)	18.55
	10/31/13		14.05	0.25		4.03	4.28	(0.23)	(0.05)	(0.28)	18.05
Retail Class:	10/31/17		16.66	0.23		2.61	2.84	(0.27)	(0.45)	(0.72)	18.78
	10/31/16		16.96	0.25		0.61	0.86	(0.19)	(0.97)	(1.16)	16.66
	10/31/15		18.01	0.18		(0.11)	0.07	(0.27)	(0.85)	(1.12)	16.96
	10/31/14		17.57	0.27		1.59	1.86	(0.19)	(1.23)	(1.42)	18.01
	10/31/13		13.68	0.22		3.94	4.16	(0.22)	(0.05)	(0.27)	17.57

102	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
						Ratios to average net assets
				Total								Net investment
	For the			return								income (loss)
	period			excluding	Net assets at					Net		excluding		Portfolio
	or year		Total	payment from	end of period	Gross		Net		investment		payment from		turnover
	ended		return	affiliates [u]	(in thousands)	expenses		expenses		income (loss)		affiliates	[u]	rate
LARGE-CAP GROWTH FUND
Institutional Class:	10/31/17		30.19%	30.18%	$3,589,896	0.43%		0.43%		0.60%		0.60%		94%
	10/31/16		(0.37)	(0.40)	2,709,979	0.43		0.43		0.51		0.49		86
	10/31/15		11.14	11.14	2,518,469	0.44		0.44		0.32		0.32		80
	10/31/14		18.18	18.18	2,140,596	0.46		0.46		0.37		0.37		96
	10/31/13		33.71	33.71	1,581,268	0.46		0.46		0.61		0.61		102
Advisor Class:	10/31/17		30.02	30.01	2,129	0.65		0.58		0.37		0.36		94
	10/31/16	‡	(2.47)[b]	(2.50)[b]	122	0.46	[c]	0.46	[c]	0.45	[c]	0.42	[c]	86
Premier Class:	10/31/17		30.00	29.99	44,550	0.58		0.58		0.47		0.46		94
	10/31/16		(0.55)	(0.58)	43,732	0.58		0.58		0.36		0.34		86
	10/31/15		11.06	11.06	37,977	0.59		0.59		0.14		0.14		80
	10/31/14		17.91	17.91	9,194	0.61		0.61		0.21		0.21		96
	10/31/13		33.68	33.68	5,110	0.62		0.62		0.48		0.48		102
Retirement Class:	10/31/17		29.83	29.82	229,758	0.72		0.72		0.34		0.33		94
	10/31/16		(0.71)	(0.74)	249,606	0.78		0.77		0.17		0.14		86
	10/31/15		10.83	10.83	145,672	0.70		0.70		0.07		0.07		80
	10/31/14		17.89	17.89	102,990	0.71		0.71		0.13		0.13		96
	10/31/13		33.49	33.49	191,225	0.71		0.71		0.34		0.34		102
Retail Class:	10/31/17		29.84	29.83	943,267	0.75		0.75		0.26		0.26		94
	10/31/16		(0.76)	(0.78)	629,391	0.76		0.76		0.19		0.16		86
	10/31/15		10.81	10.81	653,677	0.78		0.78		(0.01)		(0.01)		80
	10/31/14		17.75	17.75	580,569	0.81		0.81		0.02		0.02		96
	10/31/13		33.29	33.29	493,908	0.85		0.85		0.24		0.24		102

LARGE-CAP VALUE FUND
Institutional Class:	10/31/17		17.77	17.76	5,558,748	0.40		0.40		1.59		1.58		53
	10/31/16		6.02	5.97	4,399,435	0.41		0.39		1.86		1.81		62
	10/31/15		0.83	0.83	4,091,753	0.42		0.41		1.35		1.35		61
	10/31/14		11.78	11.78	3,734,156	0.44		0.44		1.84		1.84		49
	10/31/13		31.38	31.38	2,837,163	0.45		0.45		1.78		1.78		54
Advisor Class:	10/31/17		17.64	17.63	182	0.47		0.47		1.51		1.50		53
	10/31/16	‡	5.41 [b]	5.36 [b]	110	0.43	[c]	0.41	[c]	1.79	[c]	1.74	[c]	62
Premier Class:	10/31/17		17.59	17.58	291,951	0.55		0.55		1.46		1.45		53
	10/31/16		5.93	5.89	284,476	0.56		0.54		1.72		1.68		62
	10/31/15		0.62	0.62	359,857	0.57		0.56		1.20		1.20		61
	10/31/14		11.59	11.59	380,387	0.59		0.59		1.70		1.70		49
	10/31/13		31.21	31.21	331,817	0.60		0.60		1.65		1.65		54
Retirement Class:	10/31/17		17.46	17.45	1,007,357	0.65		0.65		1.35		1.34		53
	10/31/16		5.80	5.75	920,779	0.66		0.64		1.61		1.57		62
	10/31/15		0.53	0.53	970,460	0.67		0.66		1.11		1.11		61
	10/31/14		11.51	11.51	1,061,428	0.69		0.69		1.62		1.62		49
	10/31/13		31.06	31.06	1,162,308	0.70		0.70		1.54		1.54		54
Retail Class:	10/31/17		17.35	17.34	147,343	0.72		0.71		1.29		1.28		53
	10/31/16		5.74	5.69	132,362	0.73		0.70		1.55		1.50		62
	10/31/15		0.51	0.51	133,294	0.74		0.72		1.04		1.04		61
	10/31/14		11.39	11.39	138,226	0.76		0.76		1.53		1.53		49
	10/31/13		30.94	30.94	125,958	0.80		0.80		1.44		1.44		54

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	103

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
					Net realized					Net
	For the		Net asset	Net	& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment	gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income	on total	investment	investment	realized	and	end of
	ended		of period	(loss) [a]	investments	operations	income	gains	distributions	period
MID-CAP GROWTH FUND
Institutional Class:	10/31/17		$ 19.07	$ 0.14	$ 4.89	$ 5.03	$(0.10)	$—	$(0.10)	$24.00
	10/31/16		21.47	0.08	(0.77)	(0.69)	(0.04)	(1.67)	(1.71)	19.07
	10/31/15		24.31	0.05	0.67	0.72	(0.11)	(3.45)	(3.56)	21.47
	10/31/14		25.18	0.10	2.24	2.34	(0.06)	(3.15)	(3.21)	24.31
	10/31/13		19.94	0.10	6.33	6.43	(0.15)	(1.04)	(1.19)	25.18
Advisor Class:	10/31/17		19.07	0.12	4.90	5.02	(0.10)	—	(0.10)	23.99
	10/31/16	‡	21.70	0.07	(0.99)	(0.92)	(0.04)	(1.67)	(1.71)	19.07
Premier Class:	10/31/17		18.95	0.11	4.86	4.97	(0.07)	—	(0.07)	23.85
	10/31/16		21.34	0.05	(0.76)	(0.71)	(0.01)	(1.67)	(1.68)	18.95
	10/31/15		24.18	0.01	0.67	0.68	(0.07)	(3.45)	(3.52)	21.34
	10/31/14		25.05	0.06	2.25	2.31	(0.03)	(3.15)	(3.18)	24.18
	10/31/13		19.84	0.07	6.30	6.37	(0.12)	(1.04)	(1.16)	25.05
Retirement Class:	10/31/17		18.55	0.08	4.77	4.85	(0.05)	—	(0.05)	23.35
	10/31/16		20.94	0.03	(0.75)	(0.72)	—	(1.67)	(1.67)	18.55
	10/31/15		23.79	(0.01)	0.66	0.65	(0.05)	(3.45)	(3.50)	20.94
	10/31/14		24.70	0.04	2.20	2.24	0.00 [d]	(3.15)	(3.15)	23.79
	10/31/13		19.58	0.05	6.21	6.26	(0.10)	(1.04)	(1.14)	24.70
Retail Class:	10/31/17		18.53	0.06	4.77	4.83	(0.04)	—	(0.04)	23.32
	10/31/16		20.93	0.02	(0.75)	(0.73)	—	(1.67)	(1.67)	18.53
	10/31/15		23.78	(0.02)	0.65	0.63	(0.03)	(3.45)	(3.48)	20.93
	10/31/14		24.71	0.02	2.20	2.22	—	(3.15)	(3.15)	23.78
	10/31/13		19.58	0.03	6.22	6.25	(0.08)	(1.04)	(1.12)	24.71
MID-CAP VALUE FUND
Institutional Class:	10/31/17		22.16	0.37	3.34	3.71	(0.41)	(0.65)	(1.06)	24.81
	10/31/16		23.57	0.37	0.61	0.98	(0.33)	(2.06)	(2.39)	22.16
	10/31/15		24.98	0.33	(0.27)	0.06	(0.35)	(1.12)	(1.47)	23.57
	10/31/14		23.44	0.33	2.92	3.25	(0.29)	(1.42)	(1.71)	24.98
	10/31/13		18.50	0.33	5.26	5.59	(0.32)	(0.33)	(0.65)	23.44
Advisor Class:	10/31/17		22.15	0.32	3.35	3.67	(0.40)	(0.65)	(1.05)	24.77
	10/31/16‡		23.48	0.31	0.75	1.06	(0.33)	(2.06)	(2.39)	22.15
Premier Class:	10/31/17		22.10	0.34	3.31	3.65	(0.37)	(0.65)	(1.02)	24.73
	10/31/16		23.51	0.34	0.61	0.95	(0.30)	(2.06)	(2.36)	22.10
	10/31/15		24.91	0.29	(0.26)	0.03	(0.31)	(1.12)	(1.43)	23.51
	10/31/14		23.38	0.30	2.91	3.21	(0.26)	(1.42)	(1.68)	24.91
	10/31/13		18.46	0.30	5.24	5.54	(0.29)	(0.33)	(0.62)	23.38
Retirement Class:	10/31/17		22.01	0.31	3.31	3.62	(0.35)	(0.65)	(1.00)	24.63
	10/31/16		23.41	0.32	0.61	0.93	(0.27)	(2.06)	(2.33)	22.01
	10/31/15		24.81	0.27	(0.28)	(0.01)	(0.27)	(1.12)	(1.39)	23.41
	10/31/14		23.29	0.27	2.91	3.18	(0.24)	(1.42)	(1.66)	24.81
	10/31/13		18.39	0.28	5.22	5.50	(0.27)	(0.33)	(0.60)	23.29
Retail Class:	10/31/17		21.63	0.29	3.26	3.55	(0.34)	(0.65)	(0.99)	24.19
	10/31/16		23.05	0.30	0.60	0.90	(0.26)	(2.06)	(2.32)	21.63
	10/31/15		24.46	0.25	(0.26)	(0.01)	(0.28)	(1.12)	(1.40)	23.05
	10/31/14		22.98	0.25	2.86	3.11	(0.21)	(1.42)	(1.63)	24.46
	10/31/13		18.15	0.27	5.16	5.43	(0.27)	(0.33)	(0.60)	22.98

104	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
						Ratios to average net assets
				Total								Net investment
	For the			return								income (loss)
	period			excluding	Net assets at					Net		excluding		Portfolio
	or year		Total	payment from	end of period	Gross		Net		investment		payment from		turnover
	ended		return	affiliates [u]	(in thousands)	expenses		expenses		income (loss)		affiliates	[u]	rate
MID-CAP GROWTH FUND
Institutional Class:	10/31/17		26.48%	26.47%	$ 912,465	0.47%		0.47%		0.63%		0.62%		71%
	10/31/16		(3.22)	(3.24)	787,520	0.47		0.47		0.41		0.39		69
	10/31/15		3.61	3.61	948,072	0.47		0.47		0.20		0.20		104
	10/31/14		10.64	10.64	896,227	0.47		0.47		0.42		0.42		104
	10/31/13		34.07	34.07	915,882	0.47		0.47		0.46		0.46		105
Advisor Class:	10/31/17		26.41	26.40	160	0.54		0.54		0.55		0.54		71
	10/31/16	‡	(4.26)[b]	(4.28)[b]	98	0.49	[c]	0.49	[c]	0.39	c	0.36	[c]	69
Premier Class:	10/31/17		26.30	26.29	94,517	0.62		0.62		0.50		0.49		71
	10/31/16		(3.35)	(3.37)	107,194	0.62		0.62		0.27		0.25		69
	10/31/15		3.44	3.44	136,135	0.62		0.62		0.05		0.05		104
	10/31/14		10.48	10.48	141,798	0.62		0.62		0.27		0.27		104
	10/31/13		33.93	33.93	177,935	0.62		0.62		0.33		0.33		105
Retirement Class:	10/31/17		26.20	26.19	401,947	0.72		0.72		0.39		0.38		71
	10/31/16		(3.48)	(3.50)	367,160	0.72		0.72		0.16		0.14		69
	10/31/15		3.32	3.32	470,864	0.72		0.72		(0.04)		(0.04)		104
	10/31/14		10.40	10.40	510,331	0.72		0.72		0.17		0.17		104
	10/31/13		33.71	33.71	570,942	0.72		0.72		0.25		0.25		105
Retail Class:	10/31/17		26.10	26.09	181,568	0.80		0.80		0.30		0.29		71
	10/31/16		(3.54)	(3.56)	154,928	0.78		0.78		0.10		0.08		69
	10/31/15		3.27	3.27	180,387	0.78		0.78		(0.11)		(0.11)		104
	10/31/14		10.29	10.29	181,627	0.79		0.79		0.10		0.10		104
	10/31/13		33.64	33.64	175,018	0.82		0.82		0.13		0.13		105
MID-CAP VALUE FUND
Institutional Class:	10/31/17		17.03	17.03	2,926,270	0.41		0.39		1.57		1.56		26
	10/31/16		5.21	5.17	3,225,705	0.41		0.37		1.74		1.70		43
	10/31/15		0.27	0.27	3,357,973	0.42		0.39		1.34		1.34		39
	10/31/14		14.91	14.91	3,186,049	0.44		0.43		1.37		1.37		28
	10/31/13		31.23	31.23	2,181,142	0.45		0.45		1.59		1.59		46
Advisor Class:	10/31/17		16.87	16.87	330	0.56		0.53		1.35		1.35		26
	10/31/16	‡	5.56 [b]	5.52 [b]	141	0.43	[c]	0.40	[c]	1.63	[c]	1.58	[c]	43
Premier Class:	10/31/17		16.81	16.81	320,095	0.56		0.54		1.42		1.41		26
	10/31/16		5.09	5.05	368,739	0.56		0.52		1.61		1.57		43
	10/31/15		0.10	0.10	394,843	0.57		0.54		1.20		1.20		39
	10/31/14		14.73	14.73	424,326	0.59		0.58		1.27		1.27		28
	10/31/13		31.00	31.00	457,994	0.60		0.60		1.46		1.46		46
Retirement Class:	10/31/17		16.73	16.73	978,517	0.66		0.64		1.30		1.30		26
	10/31/16		4.97	4.93	1,031,502	0.66		0.62		1.49		1.46		43
	10/31/15		0.00	0.00	1,096,242	0.67		0.64		1.10		1.10		39
	10/31/14		14.62	14.62	1,244,449	0.69		0.68		1.16		1.16		28
	10/31/13		30.87	30.87	1,542,181	0.70		0.70		1.37		1.37		46
Retail Class:	10/31/17		16.70	16.70	286,550	0.71		0.68		1.25		1.25		26
	10/31/16		4.90	4.86	276,022	0.71		0.67		1.45		1.41		43
	10/31/15		(0.02)	(0.02)	296,484	0.71		0.69		1.05		1.05		39
	10/31/14		14.52	14.52	308,362	0.75		0.74		1.08		1.08		28
	10/31/13		30.83	30.83	255,059	0.76		0.76		1.30		1.30		46

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	105

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss)	[a]	investments	operations	income	gains	distributions	period
SMALL-CAP EQUITY FUND
Institutional Class:	10/31/17		$16.64	$0.16		$4.53	$4.69	$(0.17)	$(0.47)	$(0.64)	$20.69
	10/31/16		17.62	0.16		0.22	0.38	(0.13)	(1.23)	(1.36)	16.64
	10/31/15		19.70	0.13		0.55	0.68	(0.14)	(2.62)	(2.76)	17.62
	10/31/14		19.79	0.15		1.53	1.68	(0.16)	(1.61)	(1.77)	19.70
	10/31/13		14.63	0.18		5.43	5.61	(0.18)	(0.27)	(0.45)	19.79
Advisor Class:	10/31/17		16.63	0.13		4.55	4.68	(0.17)	(0.47)	(0.64)	20.67
	10/31/16	‡	18.05	0.10		(0.16)	(0.06)	(0.13)	(1.23)	(1.36)	16.63
Premier Class:	10/31/17		16.54	0.13		4.52	4.65	(0.15)	(0.47)	(0.62)	20.57
	10/31/16		17.53	0.14		0.21	0.35	(0.11)	(1.23)	(1.34)	16.54
	10/31/15		19.62	0.11		0.55	0.66	(0.13)	(2.62)	(2.75)	17.53
	10/31/14		19.74	0.13		1.51	1.64	(0.15)	(1.61)	(1.76)	19.62
	10/31/13		14.59	0.16		5.41	5.57	(0.15)	(0.27)	(0.42)	19.74
Retirement Class:	10/31/17		16.26	0.11		4.43	4.54	(0.13)	(0.47)	(0.60)	20.20
	10/31/16		17.25	0.12		0.21	0.33	(0.09)	(1.23)	(1.32)	16.26
	10/31/15		19.36	0.09		0.54	0.63	(0.12)	(2.62)	(2.74)	17.25
	10/31/14		19.51	0.11		1.49	1.60	(0.14)	(1.61)	(1.75)	19.36
	10/31/13		14.42	0.14		5.36	5.50	(0.14)	(0.27)	(0.41)	19.51
Retail Class:	10/31/17		16.11	0.10		4.39	4.49	(0.13)	(0.47)	(0.60)	20.00
	10/31/16		17.10	0.11		0.21	0.32	(0.08)	(1.23)	(1.31)	16.11
	10/31/15		19.22	0.07		0.54	0.61	(0.11)	(2.62)	(2.73)	17.10
	10/31/14		19.39	0.09		1.48	1.57	(0.13)	(1.61)	(1.74)	19.22
	10/31/13		14.33	0.12		5.33	5.45	(0.12)	(0.27)	(0.39)	19.39
SMALL/MID-CAP EQUITY FUND
Institutional Class:	10/31/17		9.63	0.10		2.67	2.77	(0.02)	—	(0.02)	12.38
	10/31/16	§	10.00	0.00	[d]	(0.37)	(0.37)	—	—	—	9.63
Advisor Class:	10/31/17		9.62	0.10		2.67	2.77	(0.02)	—	(0.02)	12.37
	10/31/16	§	10.00	0.02		(0.40)	(0.38)	—	—	—	9.62
Premier Class:	10/31/17		9.62	0.08		2.68	2.76	(0.02)	—	(0.02)	12.36
	10/31/16	§	10.00	0.02		(0.40)	(0.38)	—	—	—	9.62
Retirement Class:	10/31/17		9.62	0.06		2.68	2.74	(0.02)	—	(0.02)	12.34
	10/31/16	§	10.00	0.01		(0.39)	(0.38)	—	—	—	9.62
Retail Class:	10/31/17		9.62	0.05		2.66	2.71	(0.01)	—	(0.01)	12.32
	10/31/16	§	10.00	0.01		(0.39)	(0.38)	—	—	—	9.62

106	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the
	period			Net assets at	Ratios to average net assets						Portfolio
	or year			end of period	Gross		Net		Net investment		turnover
	ended		Total return	(in thousands)	expenses		expenses		income (loss)		rate
SMALL-CAP EQUITY FUND
Institutional Class:	10/31/17		28.64%	$2,804,889	0.41%		0.41%		0.82%		81%
	10/31/16		2.59	2,102,479	0.42		0.42		1.01		86
	10/31/15		4.32	2,050,241	0.42		0.42		0.73		89
	10/31/14		9.40	1,831,047	0.45		0.44		0.81		94
	10/31/13		39.49	1,482,702	0.47		0.44		1.06		85
Advisor Class:	10/31/17		28.51	2,611	0.48		0.48		0.70		81
	10/31/16	‡	0.07 [b]	508	0.47	[c]	0.47	[c]	0.67	[c]	86
Premier Class:	10/31/17		28.46	180,112	0.56		0.56		0.70		81
	10/31/16		2.38	171,546	0.57		0.57		0.91		86
	10/31/15		4.19	182,699	0.57		0.57		0.60		89
	10/31/14		9.19	188,209	0.60		0.59		0.69		94
	10/31/13		39.32	199,759	0.62		0.59		0.94		85
Retirement Class:	10/31/17		28.29	641,915	0.66		0.66		0.58		81
	10/31/16		2.30	541,420	0.67		0.67		0.77		86
	10/31/15		4.09	545,870	0.67		0.67		0.49		89
	10/31/14		9.08	527,052	0.70		0.69		0.57		94
	10/31/13		39.20	558,845	0.72		0.69		0.86		85
Retail Class:	10/31/17		28.19	169,753	0.71		0.71		0.53		81
	10/31/16		2.26	125,084	0.73		0.73		0.69		86
	10/31/15		4.01	110,670	0.75		0.75		0.42		89
	10/31/14		8.98	104,321	0.79		0.78		0.48		94
	10/31/13		39.04	100,054	0.83		0.81		0.70		85
SMALL/MID-CAP EQUITY FUND
Institutional Class:	10/31/17		28.83	666,876	0.50		0.50		0.86		84
	10/31/16	§	(3.70)[b]	370,391	1.58	[c]	0.53	[c]	0.18	[c]	2	[b]
Advisor Class:	10/31/17		28.81	1,290	0.50		0.50		0.87		84
	10/31/16	§	(3.80)[b]	967	2.08	[c]	0.68	[c]	0.64	[c]	2	[b]
Premier Class:	10/31/17		28.68	1,236	0.64		0.64		0.73		84
	10/31/16	§	(3.80)[b]	962	2.27	[c]	0.68	[c]	0.64	[c]	2	[b]
Retirement Class:	10/31/17		28.47	4,945	0.75		0.75		0.57		84
	10/31/16	§	(3.80)[b]	1,165	2.35	[c]	0.78	[c]	0.52	[c]	2	[b]
Retail Class:	10/31/17		28.21	3,291	0.88		0.88		0.44		84
	10/31/16	§	(3.80)[b]	1,127	3.15	[c]	0.92	[c]	0.38	[c]	2	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	107

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss)	[a]	investments	operations	income	gains	distributions	period
SOCIAL CHOICE EQUITY FUND
Institutional Class:	10/31/17		$16.55	$0.33		$ 3.44	$3.77	$(0.39)	$(0.74)	$(1.13)	$19.19
	10/31/16		16.71	0.33		0.36	0.69	(0.30)	(0.55)	(0.85)	16.55
	10/31/15		16.91	0.30		(0.07)	0.23	(0.24)	(0.19)	(0.43)	16.71
	10/31/14		15.08	0.27		1.92	2.19	(0.22)	(0.14)	(0.36)	16.91
	10/31/13		11.72	0.25		3.35	3.60	(0.24)	—	(0.24)	15.08
Advisor Class:	10/31/17		16.54	0.31		3.46	3.77	(0.39)	(0.74)	(1.13)	19.18
	10/31/16	‡	16.78	0.29		0.32	0.61	(0.30)	(0.55)	(0.85)	16.54
Premier Class:	10/31/17		16.49	0.31		3.42	3.73	(0.37)	(0.74)	(1.11)	19.11
	10/31/16		16.65	0.31		0.35	0.66	(0.27)	(0.55)	(0.82)	16.49
	10/31/15		16.86	0.28		(0.08)	0.20	(0.22)	(0.19)	(0.41)	16.65
	10/31/14		15.03	0.25		1.91	2.16	(0.19)	(0.14)	(0.33)	16.86
	10/31/13		11.68	0.23		3.34	3.57	(0.22)	—	(0.22)	15.03
Retirement Class:	10/31/17		16.75	0.29		3.49	3.78	(0.35)	(0.74)	(1.09)	19.44
	10/31/16		16.90	0.30		0.35	0.65	(0.25)	(0.55)	(0.80)	16.75
	10/31/15		17.10	0.26		(0.08)	0.18	(0.19)	(0.19)	(0.38)	16.90
	10/31/14		15.24	0.24		1.94	2.18	(0.18)	(0.14)	(0.32)	17.10
	10/31/13		11.84	0.22		3.39	3.61	(0.21)	—	(0.21)	15.24
Retail Class:	10/31/17		14.98	0.26		3.10	3.36	(0.32)	(0.74)	(1.06)	17.28
	10/31/16		15.21	0.27		0.31	0.58	(0.26)	(0.55)	(0.81)	14.98
	10/31/15		15.45	0.24		(0.08)	0.16	(0.21)	(0.19)	(0.40)	15.21
	10/31/14		13.80	0.21		1.76	1.97	(0.18)	(0.14)	(0.32)	15.45
	10/31/13		10.75	0.19		3.07	3.26	(0.21)	—	(0.21)	13.80
SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	10/31/17		10.35	0.20		2.27	2.47	(0.24)	(0.08)	(0.32)	12.50
	10/31/16		9.92	0.23		0.25	0.48	(0.05)	(0.00)[d]	(0.05)	10.35
	10/31/15	^	10.00	0.03		(0.11)	(0.08)	—	—	—	9.92
Advisor Class:	10/31/17		10.35	0.19		2.27	2.46	(0.24)	(0.08)	(0.32)	12.49
	10/31/16	‡	10.01	0.21		0.18	0.39	(0.05)	(0.00)[d]	(0.05)	10.35
Premier Class:	10/31/17		10.34	0.18		2.27	2.45	(0.20)	(0.08)	(0.28)	12.51
	10/31/16		9.92	0.19		0.28	0.47	(0.05)	(0.00)[d]	(0.05)	10.34
	10/31/15	^	10.00	0.03		(0.11)	(0.08)	—	—	—	9.92
Retirement Class:	10/31/17		10.33	0.18		2.25	2.43	(0.22)	(0.08)	(0.30)	12.46
	10/31/16		9.91	0.23		0.24	0.47	(0.05)	(0.00)[d]	(0.05)	10.33
	10/31/15	^	10.00	0.03		(0.12)	(0.09)	—	—	—	9.91
Retail Class:	10/31/17		10.33	0.17		2.25	2.42	(0.21)	(0.08)	(0.29)	12.46
	10/31/16		9.91	0.20		0.26	0.46	(0.04)	(0.00)[d]	(0.04)	10.33
	10/31/15	^	10.00	0.03		(0.12)	(0.09)	—	—	—	9.91

108	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the
	period			Net assets at	Ratios to average net assets						Portfolio
	or year			end of period	Gross		Net		Net investment		turnover
	ended		Total return	(in thousands)	expenses		expenses		income (loss)		rate
SOCIAL CHOICE EQUITY FUND
Institutional Class:	10/31/17		23.79%	$1,908,430	0.18%		0.18%		1.87%		14%
	10/31/16		4.52	1,443,910	0.19		0.19		2.08		16
	10/31/15		1.42	1,365,668	0.18		0.18		1.80		17
	10/31/14		14.82	1,284,871	0.18		0.18		1.72		7
	10/31/13		31.32	934,574	0.18		0.18		1.85		12
Advisor Class:	10/31/17		23.79	8,718	0.21		0.21		1.74		14
	10/31/16	‡	4.01 [b]	159	0.21	[c]	0.21	[c]	2.02	[c]	16
Premier Class:	10/31/17		23.58	70,679	0.33		0.33		1.75		14
	10/31/16		4.37	80,487	0.34		0.34		1.93		16
	10/31/15		1.22	77,865	0.32		0.32		1.66		17
	10/31/14		14.70	95,987	0.33		0.33		1.58		7
	10/31/13		31.14	90,567	0.33		0.33		1.73		12
Retirement Class:	10/31/17		23.50	393,452	0.43		0.43		1.63		14
	10/31/16		4.23	329,659	0.44		0.44		1.83		16
	10/31/15		1.13	342,134	0.43		0.43		1.56		17
	10/31/14		14.59	387,327	0.43		0.43		1.48		7
	10/31/13		30.99	392,917	0.43		0.43		1.62		12
Retail Class:	10/31/17		23.46	464,729	0.46		0.46		1.60		14
	10/31/16		4.20	427,545	0.46		0.46		1.83		16
	10/31/15		1.12	915,697	0.44		0.44		1.54		17
	10/31/14		14.58	917,583	0.46		0.46		1.42		7
	10/31/13		30.87	313,597	0.48		0.48		1.56		12
SOCIAL CHOICE LOW CARBON EQUITY FUND
Institutional Class:	10/31/17		24.33	62,732	0.62		0.32		1.72		16
	10/31/16		4.92	36,694	0.65		0.32		2.31		83
	10/31/15	^	(0.80)[b]	28,426	3.77	[c]	0.32	[c]	1.57	[c]	1	[b]
Advisor Class:	10/31/17		24.21	190	0.71		0.40		1.66		16
	10/31/16	‡	3.94 [b]	117	0.67	[c]	0.34	[c]	2.37	[c]	83
Premier Class:	10/31/17		24.12	492	0.79		0.47		1.60		16
	10/31/16		4.76	353	0.82		0.47		1.92		83
	10/31/15	^	(0.80)[b]	992	4.52	[c]	0.47	[c]	1.47	[c]	1	[b]
Retirement Class:	10/31/17		23.99	17,728	0.87		0.57		1.57		16
	10/31/16		4.75	6,575	0.91		0.57		2.29		83
	10/31/15	^	(0.90)[b]	2,034	4.38	[c]	0.57	[c]	1.35	[c]	1	[b]
Retail Class:	10/31/17		23.81	7,983	0.97		0.67		1.45		16
	10/31/16		4.69	2,575	0.97		0.65		2.05		83
	10/31/15	^	(0.90)[b]	1,513	4.72	[c]	0.71	[c]	1.22	[c]	1	[b]

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	109

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss)	[a]	investments	operations	income	gains	distributions	period
EMERGING MARKETS EQUITY FUND
Institutional Class:	10/31/17		$ 9.66	$0.11		$ 3.18	$ 3.29	$(0.08)	$ —	$(0.08)	$12.87
	10/31/16		9.07	0.10		0.58	0.68	(0.09)	—	(0.09)	9.66
	10/31/15		10.78	0.12		(1.70)	(1.58)	(0.13)	—	(0.13)	9.07
	10/31/14		11.17	0.12		(0.43)	(0.31)	(0.08)	—	(0.08)	10.78
	10/31/13		10.44	0.12		0.73	0.85	(0.12)	—	(0.12)	11.17
Advisor Class:	10/31/17		9.65	0.11		3.18	3.29	(0.08)	—	(0.08)	12.86
	10/31/16	‡	8.87	0.10		0.77	0.87	(0.09)	—	(0.09)	9.65
Premier Class:	10/31/17		9.65	0.11		3.16	3.27	(0.07)	—	(0.07)	12.85
	10/31/16		9.06	0.09		0.57	0.66	(0.07)	—	(0.07)	9.65
	10/31/15		10.77	0.12		(1.71)	(1.59)	(0.12)	—	(0.12)	9.06
	10/31/14		11.16	0.10		(0.43)	(0.33)	(0.06)	—	(0.06)	10.77
	10/31/13		10.42	0.10		0.74	0.84	(0.10)	—	(0.10)	11.16
Retirement Class:	10/31/17		9.62	0.08		3.18	3.26	(0.06)	—	(0.06)	12.82
	10/31/16		9.03	0.08		0.57	0.65	(0.06)	—	(0.06)	9.62
	10/31/15		10.73	0.11		(1.70)	(1.59)	(0.11)	—	(0.11)	9.03
	10/31/14		11.12	0.09		(0.43)	(0.34)	(0.05)	—	(0.05)	10.73
	10/31/13		10.40	0.09		0.73	0.82	(0.10)	—	(0.10)	11.12
Retail Class:	10/31/17		9.62	0.07		3.19	3.26	(0.05)	—	(0.05)	12.83
	10/31/16		9.02	0.06		0.58	0.64	(0.04)	—	(0.04)	9.62
	10/31/15		10.72	0.08		(1.69)	(1.61)	(0.09)	—	(0.09)	9.02
	10/31/14		11.11	0.08		(0.43)	(0.35)	(0.04)	—	(0.04)	10.72
	10/31/13		10.39	0.08		0.72	0.80	(0.08)	—	(0.08)	11.11
ENHANCED INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	10/31/17		6.87	0.21		1.46	1.67	(0.19)	—	(0.19)	8.35
	10/31/16		7.30	0.22		(0.44)	(0.22)	(0.21)	—	(0.21)	6.87
	10/31/15		7.97	0.23		(0.33)	(0.10)	(0.28)	(0.29)	(0.57)	7.30
	10/31/14		8.44	0.30		(0.21)	0.09	(0.27)	(0.29)	(0.56)	7.97
	10/31/13		6.82	0.23		1.66	1.89	(0.27)	—	(0.27)	8.44
Advisor Class:	10/31/17		6.87	0.20		1.47	1.67	(0.19)	—	(0.19)	8.35
	10/31/16	‡	7.25	0.21		(0.38)	(0.17)	(0.21)	—	(0.21)	6.87

110	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
						Ratios to average net assets
				Total								Net investment
	For the			return								income (loss)
	period			excluding	Net assets at					Net		excluding		Portfolio
	or year		Total	payment from	end of period	Gross		Net		investment		payment from		turnover
	ended		return	affiliates [u]	(in thousands)	expenses		expenses		income (loss)		affiliates	[u]	rate
EMERGING MARKETS EQUITY FUND
Institutional Class:	10/31/17		34.55%	34.54%	$1,334,540	0.92%		0.92%		1.03%		1.01%		152%
	10/31/16		7.73	7.60	1,067,866	0.94		0.94		1.12		0.99		195
	10/31/15		(14.85)	(14.85)	918,839	0.94		0.94		1.17		1.17		114
	10/31/14		(2.79)	(2.79)	850,536	0.95		0.95		1.10		1.10		104
	10/31/13		8.18	8.18	676,999	0.95		0.95		1.11		1.11		110
Advisor Class:	10/31/17		34.45	34.44	848	0.99		0.99		0.97		0.96		152
	10/31/16	‡	9.91 [b]	9.77 [b]	115	0.96	[c]	0.96	[c]	1.30	[c]	1.14	[c]	195
Premier Class:	10/31/17		34.32	34.31	11,035	1.07		1.07		1.03		1.01		152
	10/31/16		7.57	7.42	15,890	1.09		1.09		1.01		0.86		195
	10/31/15		(14.98)	(14.98)	9,408	1.09		1.09		1.21		1.21		114
	10/31/14		(2.91)	(2.91)	4,906	1.10		1.10		0.95		0.95		104
	10/31/13		7.96	7.96	4,126	1.10		1.10		0.97		0.97		110
Retirement Class:	10/31/17		34.14	34.13	79,596	1.17		1.17		0.73		0.72		152
	10/31/16		7.47	7.34	26,946	1.19		1.19		0.86		0.74		195
	10/31/15		(15.03)	(15.03)	29,332	1.19		1.19		1.07		1.07		114
	10/31/14		(3.05)	(3.05)	17,678	1.20		1.20		0.84		0.84		104
	10/31/13		7.91	7.91	15,040	1.20		1.20		0.84		0.84		110
Retail Class:	10/31/17		34.04	34.03	12,675	1.30		1.30		0.62		0.61		152
	10/31/16		7.21	7.08	4,460	1.36		1.34		0.72		0.59		195
	10/31/15		(15.10)	(15.10)	4,560	1.31		1.31		0.80		0.80		114
	10/31/14		(3.19)	(3.19)	6,352	1.33		1.33		0.70		0.70		104
	10/31/13		7.74	7.74	6,321	1.35		1.34		0.71		0.71		110
ENHANCED INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	10/31/17		24.93	24.93	1,888,139	0.41		0.41		2.79		2.79		106
	10/31/16		(2.99)	(2.99)	1,521,511	0.41		0.41		3.20		3.20		100
	10/31/15		(1.01)	(1.01)	1,292,616	0.42		0.42		3.08		3.08		84
	10/31/14		1.28	1.28	1,030,084	0.46		0.43		3.70		3.70		71
	10/31/13		28.75	28.75	821,836	0.47		0.47		3.12		3.12		110
Advisor Class:	10/31/17		24.89	24.89	170	0.52		0.52		2.69		2.69		106
	10/31/16	‡	(2.34)[b]	(2.34)[b]	102	0.44	[c]	0.44	[c]	3.41	[c]	3.41	[c]	100

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	111

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
						Net realized					Net
	For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	asset
	period		value,	investment		gain (loss)	(loss) from	Net	Net	dividends	value,
	or year		beginning	income		on total	investment	investment	realized	and	end of
	ended		of period	(loss)	[a]	investments	operations	income	gains	distributions	period
GLOBAL NATURAL RESOURCES FUND
Institutional Class:	10/31/17		$ 7.66	$0.05		$ 0.70	$ 0.75	$ (0.27)	$—	$(0.27)	$8.14
	10/31/16		7.40	0.11		0.33	0.44	(0.18)	—	(0.18)	7.66
	10/31/15		9.13	0.22		(1.80)	(1.58)	(0.15)	—	(0.15)	7.40
	10/31/14		9.99	0.17		(0.84)	(0.67)	(0.19)	—	(0.19)	9.13
	10/31/13		10.19	0.20		(0.21)	(0.01)	(0.19)	—	(0.19)	9.99
Advisor Class:	10/31/17		7.66	0.08		0.67	0.75	(0.27)	—	(0.27)	8.14
	10/31/16	‡	7.06	0.09		0.69	0.78	(0.18)	—	(0.18)	7.66
Premier Class:	10/31/17		7.65	0.07		0.67	0.74	(0.26)	—	(0.26)	8.13
	10/31/16		7.39	0.09		0.33	0.42	(0.16)	—	(0.16)	7.65
	10/31/15		9.11	0.20		(1.78)	(1.58)	(0.14)	—	(0.14)	7.39
	10/31/14		9.97	0.15		(0.84)	(0.69)	(0.17)	—	(0.17)	9.11
	10/31/13		10.17	0.18		(0.20)	(0.02)	(0.18)	—	(0.18)	9.97
Retirement Class:	10/31/17		7.65	0.06		0.67	0.73	(0.26)	—	(0.26)	8.12
	10/31/16		7.39	0.08		0.34	0.42	(0.16)	—	(0.16)	7.65
	10/31/15		9.11	0.20		(1.80)	(1.60)	(0.12)	—	(0.12)	7.39
	10/31/14		9.96	0.14		(0.83)	(0.69)	(0.16)	—	(0.16)	9.11
	10/31/13		10.17	0.17		(0.21)	(0.04)	(0.17)	—	(0.17)	9.96
Retail Class:	10/31/17		7.64	0.04		0.69	0.73	(0.26)	—	(0.26)	8.11
	10/31/16		7.38	0.08		0.32	0.40	(0.14)	—	(0.14)	7.64
	10/31/15		9.10	0.19		(1.80)	(1.61)	(0.11)	—	(0.11)	7.38
	10/31/14		9.94	0.13		(0.82)	(0.69)	(0.15)	—	(0.15)	9.10
	10/31/13		10.15	0.16		(0.21)	(0.05)	(0.16)	—	(0.16)	9.94
INTERNATIONAL EQUITY FUND
Institutional Class:	10/31/17		10.59	0.17		2.64	2.81	(0.16)	—	(0.16)	13.24
	10/31/16		10.97	0.16		(0.41)	(0.25)	(0.13)	—	(0.13)	10.59
	10/31/15		10.81	0.18		0.13	0.31	(0.15)	—	(0.15)	10.97
	10/31/14		11.50	0.17		(0.67)	(0.50)	(0.19)	—	(0.19)	10.81
	10/31/13		9.06	0.20		2.41	2.61	(0.17)	—	(0.17)	11.50
Advisor Class:	10/31/17		10.59	0.03		2.77	2.80	(0.15)	—	(0.15)	13.24
	10/31/16	‡	10.80	0.16		(0.24)	(0.08)	(0.13)	—	(0.13)	10.59
Premier Class:	10/31/17		10.56	0.16		2.63	2.79	(0.14)	—	(0.14)	13.21
	10/31/16		10.94	0.14		(0.40)	(0.26)	(0.12)	—	(0.12)	10.56
	10/31/15		10.78	0.15		0.15	0.30	(0.14)	—	(0.14)	10.94
	10/31/14		11.46	0.16		(0.67)	(0.51)	(0.17)	—	(0.17)	10.78
	10/31/13		9.04	0.18		2.40	2.58	(0.16)	—	(0.16)	11.46
Retirement Class:	10/31/17		10.94	0.15		2.73	2.88	(0.13)	—	(0.13)	13.69
	10/31/16		11.33	0.14		(0.43)	(0.29)	(0.10)	—	(0.10)	10.94
	10/31/15		11.15	0.16		0.14	0.30	(0.12)	—	(0.12)	11.33
	10/31/14		11.85	0.15		(0.69)	(0.54)	(0.16)	—	(0.16)	11.15
	10/31/13		9.33	0.18		2.49	2.67	(0.15)	—	(0.15)	11.85
Retail Class:	10/31/17		7.11	0.10		1.76	1.86	(0.13)	—	(0.13)	8.84
	10/31/16		7.43	0.10		(0.30)	(0.20)	(0.12)	—	(0.12)	7.11
	10/31/15		7.36	0.10		0.10	0.20	(0.13)	—	(0.13)	7.43
	10/31/14		7.89	0.09		(0.46)	(0.37)	(0.16)	—	(0.16)	7.36
	10/31/13		6.27	0.11		1.66	1.77	(0.15)	—	(0.15)	7.89

112	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

continued

					Ratios and supplemental data
						Ratios to average net assets
				Total								Net investment
	For the			return								income (loss)
	period			excluding	Net assets at					Net		excluding		Portfolio
	or year		Total	payment from	end of period	Gross		Net		investment		payment from		turnover
	ended		return	affiliates [u]	(in thousands)	expenses		expenses		income (loss)		affiliates	[u]	rate
GLOBAL NATURAL RESOURCES FUND
Institutional Class:	10/31/17		9.49%	9.35%	$ 13,041	1.12%		0.77%		0.64%		0.50%		108%
	10/31/16		6.32	6.14	107,929	0.78		0.75		1.56		1.38		365
	10/31/15		(17.49)	(17.49)	231,533	0.74		0.74		2.61		2.61		184
	10/31/14		(6.80)	(6.80)	234,559	0.74		0.74		1.70		1.70		169
	10/31/13		(0.05)	(0.05)	237,218	0.74		0.74		2.03		2.03		162
Advisor Class:	10/31/17		9.45	9.38	141	1.16		0.82		0.93		0.87		108
	10/31/16	‡	11.42 [b]	11.23 [b]	120	0.81	[c]	0.78	[c]	1.41	[c]	1.21	[c]	365
Premier Class:	10/31/17		9.37	9.28	2,289	1.24		0.89		0.80		0.70		108
	10/31/16		6.11	5.93	4,026	0.94		0.90		1.32		1.13		365
	10/31/15		(17.53)	(17.53)	3,555	0.90		0.90		2.44		2.44		184
	10/31/14		(6.95)	(6.95)	3,944	0.89		0.89		1.55		1.55		169
	10/31/13		(0.16)	(0.16)	4,088	0.90		0.90		1.87		1.87		162
Retirement Class:	10/31/17		9.21	9.13	22,646	1.33		0.99		0.68		0.59		108
	10/31/16		6.02	5.81	19,298	1.04		1.00		1.14		0.93		365
	10/31/15		(17.66)	(17.66)	11,633	1.00		1.00		2.38		2.38		184
	10/31/14		(7.06)	(7.06)	11,352	0.99		0.99		1.44		1.44		169
	10/31/13		(0.28)	(0.28)	13,548	0.99		0.99		1.74		1.74		162
Retail Class:	10/31/17		9.22	9.13	5,991	1.47		1.12		0.55		0.47		108
	10/31/16		5.78	5.59	6,187	1.19		1.14		1.08		0.90		365
	10/31/15		(17.81)	(17.81)	5,160	1.13		1.13		2.26		2.26		184
	10/31/14		(7.02)	(7.02)	6,502	1.13		1.13		1.31		1.31		169
	10/31/13		(0.49)	(0.49)	6,872	1.16		1.14		1.58		1.58		162
INTERNATIONAL EQUITY FUND
Institutional Class:	10/31/17		26.88	26.87	3,591,186	0.49		0.49		1.46		1.45		112
	10/31/16		(2.21)	(2.28)	2,808,919	0.49		0.48		1.57		1.50		95
	10/31/15		2.97	2.97	2,823,880	0.49		0.49		1.60		1.60		71
	10/31/14		(4.43)	(4.43)	2,398,855	0.51		0.51		1.51		1.51		85
	10/31/13		29.29	29.29	2,059,286	0.51		0.51		1.95		1.95		130
Advisor Class:	10/31/17		26.86	26.86	248,286	0.67		0.64		0.24		0.23		112
	10/31/16	‡	(0.68)[b]	(0.76)[b]	104	0.51	[c]	0.51	[c]	1.76	[c]	1.68	[c]	95
Premier Class:	10/31/17		26.76	26.75	229,039	0.64		0.64		1.35		1.34		112
	10/31/16		(2.37)	(2.43)	203,311	0.64		0.63		1.34		1.28		95
	10/31/15		2.82	2.82	256,322	0.64		0.63		1.37		1.37		71
	10/31/14		(4.50)	(4.50)	282,958	0.66		0.66		1.37		1.37		85
	10/31/13		28.96	28.96	292,438	0.66		0.66		1.78		1.78		130
Retirement Class:	10/31/17		26.60	26.59	676,858	0.74		0.74		1.21		1.21		112
	10/31/16		(2.51)	(2.58)	543,161	0.74		0.73		1.29		1.22		95
	10/31/15		2.75	2.75	661,567	0.74		0.73		1.36		1.36		71
	10/31/14		(4.62)	(4.62)	702,668	0.76		0.76		1.29		1.29		85
	10/31/13		28.97	28.97	862,960	0.76		0.76		1.68		1.68		130
Retail Class:	10/31/17		26.64	26.63	342,956	0.79		0.79		1.29		1.28		112
	10/31/16		(2.60)	(2.67)	524,715	0.78		0.78		1.42		1.35		95
	10/31/15		2.75	2.75	311,587	0.83		0.82		1.26		1.26		71
	10/31/14		(4.77)	(4.77)	309,488	0.85		0.85		1.18		1.18		85
	10/31/13		28.75	28.75	328,367	0.88		0.88		1.59		1.59		130

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	113

Financial highlights

TIAA-CREF Funds

Selected per share data
Gain (loss) from investment operations
Net realized	Net
For the	Net asset	Net	& unrealized	Total gain	Less distributions from	Total	asset
period	value,	investment	gain (loss)	(loss) from	Net	Net	dividends	value,
or year	beginning	income	on total	investment	investment	realized	and	end of
ended	of period	(loss)	[a]	investments	operations	income	gains	distributions	period
INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	10/31/17	$10.17	$0.16	$ 2.86	$ 3.02	$(0.13)	$—	$(0.13)	$13.06
10/31/16	10.49	0.14	(0.33)	(0.19)	(0.13)	—	(0.13)	10.17
10/31/15	10.45	0.14	0.00	d	0.14	(0.10)	—	(0.10)	10.49
10/31/14	10.89	0.13	(0.53)	(0.40)	(0.04)	—	(0.04)	10.45
10/31/13	*	10.00	0.06	0.83	0.89	—	—	—	10.89
Advisor Class:	10/31/17	10.17	0.16	2.85	3.01	(0.13)	—	(0.13)	13.05
10/31/16	‡	10.58	0.13	(0.41)	(0.28)	(0.13)	—	(0.13)	10.17
Premier Class:	10/31/17	10.16	0.14	2.86	3.00	(0.09)	—	(0.09)	13.07
10/31/16	10.47	0.13	(0.33)	(0.20)	(0.11)	—	(0.11)	10.16
10/31/15	10.43	0.12	0.01	0.13	(0.09)	—	(0.09)	10.47
10/31/14	10.87	0.11	(0.52)	(0.41)	(0.03)	—	(0.03)	10.43
10/31/13	*	10.00	0.08	0.79	0.87	—	—	—	10.87
Retirement Class:	10/31/17	10.14	0.12	2.87	2.99	(0.11)	—	(0.11)	13.02
10/31/16	10.46	0.11	(0.33)	(0.22)	(0.10)	—	(0.10)	10.14
10/31/15	10.42	0.12	0.00	[d]	0.12	(0.08)	—	(0.08)	10.46
10/31/14	10.87	0.10	(0.52)	(0.42)	(0.03)	—	(0.03)	10.42
10/31/13	*	10.00	0.06	0.81	0.87	—	—	—	10.87
Retail Class:	10/31/17	10.13	0.11	2.85	2.96	(0.08)	—	(0.08)	13.01
10/31/16	10.44	0.09	(0.33)	(0.24)	(0.07)	—	(0.07)	10.13
10/31/15	10.41	0.10	0.00	d	0.10	(0.07)	—	(0.07)	10.44
10/31/14	10.86	0.10	(0.53)	(0.43)	(0.02)	—	(0.02)	10.41
10/31/13	*	10.00	0.06	0.80	0.86	—	—	—	10.86
INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:	10/31/17	**	10.00	0.27	2.64	2.91	(0.01)	—	(0.01)	12.90
Advisor Class:	10/31/17	**	10.00	0.22	2.67	2.89	(0.01)	—	(0.01)	12.88
Premier Class:	10/31/17	**	10.00	0.22	2.67	2.89	(0.01)	—	(0.01)	12.88
Retirement Class:	10/31/17	**	10.00	0.20	2.68	2.88	(0.01)	—	(0.01)	12.87
Retail Class:	10/31/17	**	10.00	0.20	2.67	2.87	(0.01)	—	(0.01)	12.86
SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	10/31/17	9.31	0.28	1.86	2.14	(0.24)	—	(0.24)	11.21
10/31/16	9.53	0.26	(0.42)	(0.16)	(0.06)	—	(0.06)	9.31
10/31/15	^	10.00	0.04	(0.51)	(0.47)	—	—	—	9.53
Advisor Class:	10/31/17	9.32	0.31	1.81	2.12	(0.23)	—	(0.23)	11.21
10/31/16‡	9.51	0.26	(0.39)	(0.13)	(0.06)	—	(0.06)	9.32
Premier Class:	10/31/17	9.30	0.26	1.85	2.11	(0.22)	—	(0.22)	11.19
10/31/16	9.53	0.25	(0.42)	(0.17)	(0.06)	—	(0.06)	9.30
10/31/15	^	10.00	0.04	(0.51)	(0.47)	—	—	—	9.53
Retirement Class:	10/31/17	9.29	0.26	1.84	2.10	(0.22)	—	(0.22)	11.17
10/31/16	9.52	0.24	(0.42)	(0.18)	(0.05)	—	(0.05)	9.29
10/31/15	^	10.00	0.03	(0.51)	(0.48)	—	—	—	9.52
Retail Class:	10/31/17	9.29	0.26	1.82	2.08	(0.20)	—	(0.20)	11.17
10/31/16	9.52	0.26	(0.44)	(0.18)	(0.05)	—	(0.05)	9.29
10/31/15	^	10.00	0.03	(0.51)	(0.48)	—	—	—	9.52
*	The Fund commenced operations on April 12, 2013.
^	The Fund commenced operations on August 7, 2015.
‡	The Advisor Class commenced operations on December 4, 2015.
§	The Fund commenced operations on August 5, 2016.
**	The Fund commenced operations on December 9, 2016.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.

114	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds	See notes to financial statements

concluded

					Ratios and supplemental data
						Ratios to average net assets
				Total								Net investment
	For the			return								income (loss)
	period			excluding	Net assets at					Net		excluding		Portfolio
	or year		Total	payment from	end of period	Gross		Net		investment		payment from		turnover
	ended		return	affiliates [u]	(in thousands)	expenses		expenses		income (loss)		affiliates	[u]	rate
INTERNATIONAL OPPORTUNITIES FUND
Institutional Class:	10/31/17		30.08%	30.07%	$1,414,259	0.63%		0.63%		1.42%		1.41%		24%
	10/31/16		(1.82)	(1.84)	1,298,796	0.63		0.63		1.37		1.35		31
	10/31/15		1.43	1.43	1,166,448	0.63		0.63		1.28		1.28		41
	10/31/14		(3.59)	(3.59)	1,041,194	0.64		0.64		1.23		1.23		46
	10/31/13	*	8.80 [b]	8.80 [b]	778,178	0.80	[c]	0.70	[c]	0.96	[c]	0.96	[c]	35	[b]
Advisor Class:	10/31/17		29.96	29.95	150	0.64		0.64		1.41		1.40		24
	10/31/16	‡	(2.67)[b]	(2.69)[b]	101	0.65	[c]	0.65	[c]	1.46	[c]	1.44	[c]	31
Premier Class:	10/31/17		29.78	29.77	506	0.80		0.80		1.22		1.21		24
	10/31/16		(1.90)	(1.92)	325	0.79		0.79		1.27		1.25		31
	10/31/15		1.25	1.25	1,059	0.80		0.80		1.13		1.13		41
	10/31/14		(3.77)	(3.77)	1,046	0.81		0.81		1.05		1.05		46
	10/31/13	*	8.70 [b]	8.70 [b]	1,087	1.00	[c]	0.85	[c]	1.39	[c]	1.39	[c]	35	[b]
Retirement Class:	10/31/17		29.74	29.73	30,390	0.88		0.88		1.03		1.02		24
	10/31/16		(1.98)	(2.00)	7,416	0.88		0.88		1.13		1.12		31
	10/31/15		1.06	1.06	8,806	0.89		0.89		1.08		1.08		41
	10/31/14		(3.88)	(3.88)	4,128	0.90		0.90		0.97		0.97		46
	10/31/13	*	8.70 [b]	8.70 [b]	2,675	1.08	[c]	0.95	[c]	1.06	[c]	1.06	[c]	35	[b]
Retail Class:	10/31/17		29.46	29.45	3,404	1.08		1.08		0.94		0.94		24
	10/31/16		(2.25)	(2.27)	1,619	1.10		1.09		0.88		0.87		31
	10/31/15		1.01	1.01	1,995	1.00		1.00		0.94		0.94		41
	10/31/14		(3.96)	(3.96)	2,517	0.97		0.97		0.95		0.95		46
	10/31/13	*	8.60 [b]	8.60 [b]	1,560	1.10	[c]	1.00	[c]	1.13	[c]	1.13	[c]	35	[b]
INTERNATIONAL SMALL-CAP EQUITY FUND
Institutional Class:	10/31/17	**	29.14 [b]	29.14 [b]	935,888	0.73	[c]	0.68	[c]	2.59	[c]	2.59	[c]	70	[b]
Advisor Class:	10/31/17	**	28.92 [b]	28.92 [b]	1,297	0.88	[c]	0.83	[c]	2.18	[c]	2.18	[c]	70	[b]
Premier Class:	10/31/17	**	28.92 [b]	28.92 [b]	1,288	1.03	[c]	0.85	[c]	2.16	[c]	2.16	[c]	70	[b]
Retirement Class:	10/31/17	**	28.82 [b]	28.82 [b]	8,020	1.03	[c]	0.95	[c]	1.93	[c]	1.93	[c]	70	[b]
Retail Class:	10/31/17	**	28.71 [b]	28.71 [b]	2,336	1.42	[c]	1.09	[c]	1.91	[c]	1.91	[c]	70	[b]
SOCIAL CHOICE INTERNATIONAL EQUITY FUND
Institutional Class:	10/31/17		23.49	23.49	35,797	1.20		0.40		2.76		2.76		12
	10/31/16		(1.65)	(1.65)	18,833	1.35		0.40		2.87		2.87		13
	10/31/15	^	(4.70)[b]	(4.70)[b]	16,238	4.87	[c]	0.40	[c]	1.80	[c]	1.80	[c]	4	[b]
Advisor Class:	10/31/17		23.22	23.22	541	1.26		0.46		2.98		2.98		12
	10/31/16	‡	(1.35)[b]	(1.35)[b]	102	1.36	[c]	0.42	[c]	3.12	[c]	3.12	[c]	13
Premier Class:	10/31/17		23.23	23.23	1,338	1.36		0.55		2.58		2.58		12
	10/31/16		(1.72)	(1.72)	938	1.52		0.55		2.75		2.75		13
	10/31/15	^	(4.80)[b]	(4.80)[b]	953	5.61	[c]	0.55	[c]	1.65	[c]	1.65	[c]	4	[b]
Retirement Class:	10/31/17		23.09	23.09	7,940	1.45		0.65		2.55		2.55		12
	10/31/16		(1.84)	(1.84)	3,001	1.61		0.65		2.67		2.67		13
	10/31/15	^	(4.80)[b]	(4.80)[b]	1,606	5.61	[c]	0.65	[c]	1.59	[c]	1.59	[c]	4	[b]
Retail Class:	10/31/17		22.88	22.88	4,055	1.56		0.76		2.55		2.55		12
	10/31/16		(1.92)	(1.92)	1,382	1.66		0.72		2.80		2.80		13
	10/31/15	^	(4.80)[b]	(4.80)[b]	997	5.99	[c]	0.79	[c]	1.41	[c]	1.41	[c]	4	[b]
[d]	Amount represents less than $0.01 per share.
[u]	Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. The total return and net investment income ratio displayed excludes this item.

See notes to financial statements	TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	115

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following TIAA-CREF Funds are included in this report: Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, International Small-Cap Equity Fund and the Social Choice International Equity Fund (collectively the “Funds” or individually, the “Fund”). The International Small-Cap Equity Fund commenced operations on December 9, 2016.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2017, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, certain foreign taxes paid, utilization of tax equalization credits, dividend redesignations, investments in partnerships, the permanent disallowance of capital loss carryovers, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses),

116	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds implemented the amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types. Please refer to the schedules of investments, Note 3, and Note 4 of the financial statement disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of October 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities, including equity-linked notes, will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	117

Notes to financial statements

bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized as Level 2 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Options: Purchased and written options listed or traded on a national market or exchange are valued at the last sale price as of the close of such exchange or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Total return swap contracts: Total return swap contracts are marked-to-market daily based upon a price supplied by a pricing service. Total return swaps are generally categorized as Level 2 in the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended October 31, 2017, there were no material transfers between levels by the Funds.

As of October 31, 2017, 100% of the value of investments in the Small/Mid-Cap Equity Fund was valued based on Level 1 inputs.

The following table summarizes the market value of the Funds’ investments as of October 31, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Enhanced Large-Cap Growth Index
Equity investments*	$2,565,683,397	$—	$—	$2,565,683,397
Short-term investments	14,808,915	20,750,000	—	35,558,915
Total	$2,580,492,312	$20,750,000	$—	$2,601,242,312
Enhanced Large-Cap Value Index
Equity investments*	$2,463,214,988	$—	$—	$2,463,214,988
Short-term investments	10,431,634	9,850,000	—	20,281,634
Total	$2,473,646,622	$9,850,000	$—	$2,483,496,622
Growth & Income
Equity investments:
Consumer discretionary	$697,769,957	$59,255,703	$—	$757,025,660
Consumer staples	581,038,920	34,221,332	—	615,260,252
Financials	823,767,167	53,089,536	—	876,856,703
Health care	887,011,590	104,885,818	—	991,897,408
Industrials	702,965,938	50,525,378	—	753,491,316
Information technology	1,858,661,087	37,601,107	—	1,896,262,194
All other equity investments*	798,268,653	—	—	798,268,653
Short-term investments	51,048,743	43,750,000	—	94,798,743
Purchased options**	62,978	—	—	62,978
Written options**	(9,789,026)	—	—	(9,789,026)
Total	$6,390,806,007	$383,328,874	$—	$6,774,134,881
Large-Cap Growth
Equity investments:
Consumer discretionary	$776,278,758	$43,099,728	$—	$819,378,486
Health care	671,441,774	95,724,592	—	767,166,366
Information technology	2,285,767,377	31,832,495	—	2,317,599,872
All other equity investments *	850,976,414	—	—	850,976,414
Short-term investments	—	27,258,456	—	27,258,456
Purchased options**	10,684,800	—	—	10,684,800
Written options**	(11,239,140)	—	—	(11,239,140)
Total	$4,583,909,983	$197,915,271	$—	$4,781,825,254

118	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

continued

Fund	Level 1	Level 2	Level 3	Total
Large-Cap Value
Equity investments:
Consumer discretionary	$506,457,317	$80,783,932	$—	$587,241,249
Energy	810,746,880	16,365,730	—	827,112,610
Financials	1,693,120,831	30,680,574	—	1,723,801,405
Industrials	620,008,582	—	7,267	620,015,849
Information technology	855,816,270	29,369,467	—	885,185,737
Materials	434,676,437	51,669,811	—	486,346,248
All other equity investments*	1,866,512,492	—	—	1,866,512,492
Short-term investments	153,517,053	17,800,000	—	171,317,053
Purchased options**	27,320	—	—	27,320
Written options**	(27,320)	—	—	(27,320)
Total	$6,940,855,862	$226,669,514	$7,267	$7,167,532,643
Mid-Cap Growth
Equity investments*	$1,566,448,997	$—	$—	$1,566,448,997
Short-term investments	26,359,303	25,500,000	—	51,859,303
Purchased options**	1,280,800	—	—	1,280,800
Written options**	(2,252,100)	—	—	(2,252,100)
Total	$1,591,837,000	$25,500,000	$—	$1,617,337,000
Mid-Cap Value
Equity investments:
Consumer discretionary	$375,327,408	$9,103,603	$—	$384,431,011
Financials	892,968,589	11,168,169	—	904,136,758
Health care	256,272,316	25,389,235	—	281,661,551
Information technology	360,126,736	6,345,528	—	366,472,264
Materials	321,050,458	12,127,699	—	333,178,157
All other equity investments*	2,221,621,647	—	—	2,221,621,647
Short-term investments	37,054,238	46,911,718	—	83,965,956
Total	$4,464,421,392	$111,045,952	$—	$4,575,467,344
Small-Cap Equity
Equity investments*	$3,706,058,317	$—	$—	$3,706,058,317
Short-term investments	63,551,207	71,704,047	—	135,255,254
Futures**	2,447,732	—	—	2,447,732
Total	$3,772,057,256	$71,704,047	$—	$3,843,761,303
Social Choice Equity
Equity investments*	$2,828,708,033	$—	$—	$2,828,708,033
Short-term investments	29,876,698	15,500,000	—	45,376,698
Futures**	12,560	—	—	12,560
Total	$2,858,597,291	$15,500,000	$—	$2,874,097,291
Social Choice Low Carbon Equity
Equity investments*	$88,635,165	$—	$—	$88,635,165
Short-term investments	—	1,250,000	—	1,250,000
Futures**	1,148	—	—	1,148
Total	$88,636,313	$1,250,000	$—	$89,886,313
Emerging Markets Equity
Equity investments:
Africa/Middle East	$—	$110,443,473	$—	$110,443,473
Asia	186,340,333	572,958,948	12,334	759,311,615
Europe	—	90,804,387	—	90,804,387
Latin America	125,483,208	106,819,359	—	232,302,567
All other equity investments*	25,756,576	176,630,854	3,335	202,390,765
Corporate bonds	—	—	53	53
Equity-linked notes	—	12,802,800	—	12,802,800
Short-term investments	15,425,605	26,400,000	—	41,825,605
Purchased options**	3,360,000	—	—	3,360,000
Written options**	(595,000)	—	—	(595,000)
Total	$355,770,722	$1,096,859,821	$15,722	$1,452,646,265
Enhanced International Equity Index
Equity investments:
Asia	$—	$507,726,750	$—	$507,726,750
Australasia	—	140,230,878	—	140,230,878
Europe	41,965,773	1,017,877,787	—	1,059,843,560
All other equity investments*	20,073,314	149,589,596	—	169,662,910
Short-term investments	23,976,504	6,950,000	—	30,926,504
Total	$86,015,591	$1,822,375,011	$—	$1,908,390,602

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	119

Notes to financial statements

Fund	Level 1	Level 2	Level 3	Total
Global Natural Resources
Equity investments:
Africa/Middle East	$—	$1,004,664	$—	$1,004,664
Australasia	—	3,476,020	—	3,476,020
Europe	—	7,346,106	—	7,346,106
Latin America	671,956	1,845,169	—	2,517,125
North America	19,076,085	5,685,746	—	24,761,831
All other equity investments*	—	4,028,026	—	4,028,026
Short-term investments	—	750,000	—	750,000
Total	$19,748,041	$24,135,731	$—	$43,883,772
International Equity
Equity investments:
Asia	$—	$1,374,183,695	$—	$1,374,183,695
Europe	—	3,471,363,286	—	3,471,363,286
Latin America	54,882,894	—	—	54,882,894
All other equity investments*	70,862,159	130,623,121	—	201,485,280
Short-term investments	165,319,812	—	—	165,319,812
Total	$291,064,865	$4,976,170,102	$—	$5,267,234,967
International Opportunities
Equity investments:
Asia	$16,555,923	$360,876,346	$18,262	$377,450,531
Australasia	—	37,264,206	—	37,264,206
Europe	—	623,313,029	—	623,313,029
Latin America	—	44,388,491	—	44,388,491
North America	—	110,436,451	—	110,436,451
All other equity investments*	—	174,426,442	8,166	174,434,608
Short-term investments	102,943,570	83,409,342	—	186,352,912
Total	$119,499,493	$1,434,114,307	$26,428	$1,553,640,228
International Small-Cap Equity
Equity investments:
Asia	$4,729,060	$335,393,551	$—	$340,122,611
Australasia	—	36,040,725	—	36,040,725
Europe	—	320,764,184	—	320,764,184
North America	—	67,085,257	—	67,085,257
All other equity investments*	1,999,865	168,141,611	—	170,141,476
Short-term investments	30,047,213	12,550,000	—	42,597,213
Total	$36,776,138	$939,975,328	$—	$976,751,466
Social Choice International Equity
Equity investments:
Asia	$—	$13,306,091	$—	$13,306,091
Australasia	—	3,422,963	—	3,422,963
Europe	397,779	26,692,059	—	27,089,838
All other equity investments*	—	5,270,286	—	5,270,286
Short-term investments	376,859	—	—	376,859
Futures**	993	—	—	993
Total	$775,631	$48,691,399	$—	$49,467,030

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments, excluding purchased options, are not reflected in the market value of portfolio investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At October 31, 2017, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives		Liability derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Growth & Income Fund
Equity contracts	Portfolio investments	$62,978	Written options	$(9,789,026)
Large-Cap Growth Fund
Equity contracts	Portfolio investments	10,684,800	Written options	(11,239,140)

120	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

continued

	Asset derivatives		Liability derivatives
Derivative contract	Location	Fair value amount	Location	Fair value amount
Large-Cap Value Fund
Equity contracts	Portfolio investments	$27,320	Written options	$(27,320)
Mid-Cap Growth Fund
Equity contracts	Portfolio investments	1,280,800	Written options	(2,252,100)
Small-Cap Equity Fund
Equity contracts	Futures contracts*	2,447,732
Social Choice Equity Fund
Equity contracts	Futures contracts*	12,560
Social Choice Low Carbon Equity Fund
Equity contracts	Futures contracts*	1,148
Emerging Markets Equity Fund
Equity contracts	Portfolio investments	3,360,000	Written options	(595,000)
Social Choice International Equity Fund
Equity contracts	Futures contracts*	993

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the year ended October 31, 2017, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contract	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Growth & Income Fund
Equity contracts	Purchased options	$(603,790)	$767,546
Equity contracts	Written options	9,413,104	(1,894,804)
Large-Cap Growth Fund
Equity contracts	Purchased options	173,328	(2,046,016)
Equity contracts	Written options	(22,284)	(2,216,187)
Large-Cap Value Fund
Equity contracts	Purchased options	(27,504,436)	(9,352,778)
Equity contracts	Written options	18,832,264	(1,023,988)
Equity contracts	Swaps contracts	(2,769,245)	(240,249)
Mid-Cap Growth Fund
Equity contracts	Purchased options	(814,329)	(715,371)
Equity contracts	Written options	2,726,490	9,658
Small-Cap Equity Fund
Equity contracts	Futures contracts	1,876,791	2,543,984
Equity contracts	Swap contracts	1,473,124	—
Social Choice Equity Fund
Equity contracts	Futures contracts	583,116	12,560
Social Choice Low Carbon Equity Fund
Equity contracts	Futures contracts	67,285	1,148
Emerging Markets Equity Fund
Equity contracts	Purchased options	(4,455,000)	605,500
Equity contracts	Written options	1,124,988	234,481
Enhanced International Equity Index Fund
Equity contracts	Futures contracts	328,739	3,068
International Equity Fund
Forward contracts	Forward foreign currency contracts	(7,139,146)	—
International Opportunities Fund
Forward contracts	Forward foreign currency contracts	(1,038,908)	—
Social Choice International Equity Fund
Equity contracts	Futures contracts	43,026	993

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended October 31, 2017, the International Equity Fund and International Opportunities Fund had exposure to forwards, based on underlying notional values, generally between 0% and 1% of net assets. The forward contracts outstanding as of October 31, 2017 are disclosed in the summary portfolio of investments and the full schedules of investments.

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended October 31, 2017, the Small-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Enhanced International Equity Index Fund, and Social Choice International Equity Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 3% of net assets. The futures contracts outstanding as of October 31, 2017 are disclosed in the summary portfolio of investments and the full schedules of investments.

Options: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. To manage the risk, the Funds may invest in both equity and index options.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	121

Notes to financial statements

The Funds use options contracts for hedging and cash management purposes and to seek to increase total return. Call and put equity options give the holder the right, in return for a premium paid, to purchase or sell, respectively, a security at a specified exercise price at any time during the period of the option. Index options are written or purchased options in which the underlying investment is a specified index. The exercise of an index option will not result in the physical delivery of the underlier, but a cash transfer of the difference between the settlement price of the underlier and the strike price of the option. Purchased options are included in the summary portfolio of investments, and written options are separately reflected as a liability in the Statements of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as a realized gain or loss. Risks related to the use of options include possible illiquidity of the options markets, price movements in underlying security values, and losses that may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended October 31, 2017, the Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, and Emerging Markets Equity Fund had exposure to options, based on underlying notional values, generally between 0% and 44% of net assets. The purchased and written options outstanding as of October 31, 2017 are disclosed in the summary portfolio of investments and the full schedules of investments.

Total return swap contracts: Total return swaps are agreements that provide a Fund with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment or make a payment to the counterparty, respectively. Payments received or made at the end of each measurement period are recorded as a realized gain or loss in the Statements of Operations. The swap is valued daily and any change in the value of the swap is reflected separately as a change in unrealized appreciation (depreciation) in the Statements of Operations. The value of the swap contract is reflected in unrealized appreciation (depreciation) on swap agreements in the Statements of Assets and Liabilities. Total return swaps are exposed to the market risk factor of the specific underlying financial instrument or index. Additional risks to the Fund include the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The Fund’s maximum loss from counterparty risk is the fair value of the contract. Certain Funds may invest in total return swaps to gain or hedge exposure to the underlying reference assets. During the year ended October 31, 2017, the Large-Cap Value Fund and Small-Cap Equity Fund had exposure to total return swaps, based on underlying notional amounts, generally between 0% and 2% of net assets. The total return swap contracts outstanding as of October 31, 2017 are disclosed in the summary portfolio of investments and the full schedules of investments.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of October 31, 2017, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

122	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

continued

	Investment management fee range	Investment management fee–effective rate	Service agreement fee	Distribution fee			Maximum expense amounts‡
Fund			Retirement Class	Premier Class	Retail Class		Institutional Class		Advisor Class		Premier Class		Retirement Class		Retail Class
Enhanced Large-Cap Growth Index*	0.15%-0.35%[a]	0.32%	—%	—%	—%		0.38%[a]		0.53%[a]		—%		—%		—%
Enhanced Large-Cap Value Index*	0.15-0.35[a]	0.32	—	—	—		0.38	[a]	0.53	[a]	—		—		—
Growth & Income*	0.30-0.45[b]	0.39	0.25	0.15	0.25		0.52		0.67		0.67		0.77		0.91
Large-Cap Growth*	0.30-0.45[b]	0.41	0.25	0.15	0.25		0.52		0.67		0.67		0.77		0.91
Large-Cap Value*	0.30-0.45[c]	0.39	0.25	0.15	0.25		0.52		0.67		0.67		0.77		0.91
Mid-Cap Growth*	0.29-0.48[d]	0.45	0.25	0.15	0.25		0.55		0.70		0.70		0.80		0.94
Mid-Cap Value*	0.32-0.48[e]	0.40	0.25	0.15	0.25		0.53	[e]	0.68	[e]	0.68	[e]	0.78	[e]	0.92	[e]
Small-Cap Equity*	0.27-0.46[f]	0.39	0.25	0.15	0.25	[f]	0.53	[f]	0.68	[f]	0.68	[f]	0.78	[f]	0.89	[f]
Small/Mid-Cap Equity*	0.27-0.46[g]	0.46	0.25	0.15	0.25		0.53		0.68		0.68		0.78		0.92
Social Choice Equity	0.15	0.15	0.25	0.15	0.25		0.22		0.37		0.37		0.47		0.61
Social Choice Low Carbon Equity	0.25	0.25	0.25	0.15	0.25		0.32		0.47		0.47		0.57		0.71
Emerging Markets Equity*	0.70-0.85[h]	0.84	0.25	0.15	0.25		0.95		1.10		1.10		1.20		1.34
Enhanced International Equity Index*	0.20-0.40[i]	0.38	—	—	—		0.50		0.65		—		—		—
Global Natural Resources*	0.50-0.65[j]	0.65	0.25	0.15	0.25		0.75		0.90		0.90		1.00		1.14
International Equity*	0.35-0.50[k]	0.46	0.25	0.15	0.25		0.60		0.75		0.75		0.85		0.99
International Opportunities*	0.45-0.60[l]	0.59	0.25	0.15	0.25		0.70		0.85		0.85		0.95		1.09
International Small-Cap Equity*	0.50-0.65[m]	0.65	0.25	0.15	0.25		0.70	[m]	0.85	[m]	0.85	[m]	0.95	[m]	1.09	[m]
Social Choice International Equity	0.30	0.30	0.25	0.15	0.25		0.40		0.55		0.55		0.65		0.79
*	These Funds are subject to a breakpoint schedule on their investment management fees, which reduces these fees as the Fund’s net assets increase.
[a]	Effective October 1, 2017, Advisors agreed to voluntarily waive a portion of the investment management fee for the Enhanced Large-Cap Growth Fund and Enhanced Large-Cap Value Fund. The investment management fee range after the waiver is 0.13%–0.33% of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to October 1, 2017, the expense caps were 0.40% for the Institutional Class and 0.55% for the Advisor Class.
[b]	Prior to May 1, 2017, the investment management fee range for the Growth & Income Fund and Large-Cap Growth Fund was 0.33%–0.45% of average daily net assets.
[c]	Prior to May 1, 2017, the investment management fee range for the Large-Cap Value Fund was 0.33%–0.45% of average daily net assets. In addition, Advisors agreed to voluntarily waive a portion of the investment management fee and the investment management fee range after the waiver was 0.32%–0.44% of average daily net assets.
[d]	Prior to May 1, 2017, the investment management fee range for the Mid-Cap Growth Fund was 0.32%–0.48% of average daily net assets.
[e]	Prior to October 1, 2017, the expense caps were 0.55% for the Institutional Class, 0.70% for the Advisor Class, 0.70% for the Premier Class, 0.80% for the Retirement Class, and 0.94% for the Retail Class. Effective May 1, 2017, Advisors agreed to voluntarily waive a portion of the investment management fee for the Mid-Cap Value Fund. The investment management fee range after the waiver is 0.27%–0.46% of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2017, the investment management fee range for the Mid-Cap Value Fund was 0.32–0.48%. In addition, Advisors agreed to voluntarily waive a portion of the investment management fee and the investment management fee range after the waiver was 0.30%–0.46% of average daily net assets.
[f]	Effective October 2, 2017, TPIS agreed to voluntarily waive a portion of the distribution Rule 12b-1 fee for the Small-Cap Equity Retail Class. The distribution fee after the waiver is 0.22% of average daily net assets of the Retail Class. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2017, the investment management fee range for the Small-Cap Equity Fund was 0.30%–0.46% of average daily net assets.
[g]	Prior to May 1, 2017, the investment management fee range for the Small/Mid-Cap Equity Fund was 0.30%–0.46% of average daily net assets.
[h]	Prior to May 1, 2017, the investment management fee range for the Emerging Markets Equity Fund was 0.73%–0.85% of average daily net assets.
[i]	Prior to May 1, 2017, the investment management fee range for the Enhanced International Equity Index Fund was 0.20%–0.40% of average daily net assets.
[j]	Prior to May 1, 2017, the investment management fee range for the Global Natural Resources Fund was 0.53%–0.65% of average daily net assets.
[k]	Prior to May 1, 2017, the investment management fee range for the International Equity Fund was 0.38%–0.50% of average daily net assets.
[l]	Prior to May 1, 2017, the investment management fee range for the International Opportunities Fund was 0.48%–0.60% of average daily net assets.
[m]	Effective May 1, 2017, Advisors agreed to voluntarily waive a portion of the investment management fee for the International Small-Cap Equity Fund. The investment management fee range after the waiver is 0.45%–0.60% of average daily net assets. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. Prior to May 1, 2017, the investment management fee range for the International Small-Cap Equity Fund was 0.53%–0.65% of average daily net assets.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2018. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

Income reflects voluntary compensation from Advisors in amounts that approximate a portion of the cost of research services obtained from broker-dealers and research providers if Advisors had purchased the research services directly. These amounts are included in Payment from affiliate on the Statements of Operations.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended October 31, 2017, the Funds engaged in the following security transactions with affiliated entities:

Fund	Purchases	Sales	Realized gain (loss)
Enhanced Large-Cap Growth Index	$7,073,529	$19,288,527	$2,229,949
Enhanced Large-Cap Value Index	11,354,561	11,459,599	669,321
Growth & Income	48,050,953	64,322,651	8,443,209
Large-Cap Growth	19,783,740	21,386,891	1,346,967
Large-Cap Value	65,530,313	39,402,780	6,810,242
Mid-Cap Growth	2,146,861	3,874,207	729,123
Mid-Cap Value	8,430,470	20,343,763	5,686,281
Small-Cap Equity	13,438,618	18,755,848	5,670,990
Small/Mid-Cap Equity	13,351,671	4,084,412	245,145
Social Choice Equity	10,949,907	10,221,972	2,052,845

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	123

Notes to financial statements

Fund	Purchases	Sales	Realized gain (loss)
Social Choice Low Carbon Equity	$1,215,792	$163,100	$15,942
Emerging Markets Equity	28,917,848	13,048,746	4,565,869
Enhanced International Equity Index	52,889,864	42,962,289	1,451,409
Global Natural Resources	504,119	2,341,476	(14,164)
International Equity	17,577,713	69,903,862	18,356,113
International Opportunities	1,362,468	7,281,193	153,826
International Small-Cap Equity	14,776,289	3,617,056	177,126
Social Choice International Equity	661,029	143,987	(9,590)

As of October 31, 2017, TIAA, an affiliate, was invested in the Social Choice International Equity Fund. In addition, a registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

During the year ended October 31, 2017, TIAA received total proceeds of $21,472,770 from redemptions from the International Small-Cap Equity Fund.

The following is the percentage of the Funds’ shares owned by TIAA and other funds within the Trust as of October 31, 2017:

Underlying Fund	TIAA	TIAA-CREF Lifecycle Funds	TIAA-CREF Lifestyle Funds	TIAA-CREF Managed Allocation Fund	TIAA Access	Total
Enhanced Large-Cap Growth Index	—%	93%	1%	2%	—%	96%
Enhanced Large-Cap Value Index	—	95	1	2	—	98
Growth & Income	—	47	1	1	4	53
Large-Cap Growth	—	57	2	1	2	62
Large-Cap Value	—	38	1	1	7	47
Mid-Cap Growth	—	—	—	—	11	11
Mid-Cap Value	—	—	—	—	11	11
Small-Cap Equity	—	23	1	1	8	33
Small/Mid-Cap Equity	—	94	2	2	—	98
Social Choice Equity	—	—	—	—	3	3
Emerging Markets Equity	—	73	2	2	1	78
Enhanced International Equity Index	—	94	2	2	—	98
International Equity	—	27	1	1	7	36
International Opportunities	—	93	2	2	—	97
International Small-Cap Equity	—	94	2	2	—	98
Social Choice International Equity	45	—	—	—	—	45

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of October 31, 2017, one 529 Plan owns 6% of the Social Choice Equity Fund.

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. Information regarding transactions with affiliated companies is as follows:

Issue	Value at October 31, 2016		Purchase cost	Sales proceeds	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Dividend income	Shares at October 31, 2017		Value at October 31, 2017
Emerging Markets Equity Fund
Arcos Dorados Holdings, Inc*	$24,452,898	†	$28,818,198	$6,009,630	$1,515,679	$17,443,925	$—	6,622,107		$66,221,070
Terrapin 3 Acquisition Corp	—	§	6,407,970	6,382,440	(25,530)	—	—	—	§	—	§

*	Non-income producing
†	At October 31, 2016, the issuer was not an affiliated company of the Fund.
§	At October 31, 2016 and October 31, 2017, the issuer was not an affiliated company of the Fund, but it was affiliated during the year.

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of October 31, 2017, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately

124	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

continued

in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Equity-linked notes: Equity-linked notes are debt securities issued by banks or broker-dealers and are designed to offer a return linked to an underlying security or market index. Equity-linked notes are structured with a defined maturity date. When the note matures, the issuer will pay to, or receive from the Fund, the difference between the nominal value of the underlying instrument at the time of purchase and that instrument’s value at maturity. The Fund will record a realized gain or loss on the transaction. The note is valued daily and any change in the value of the note is reflected in net unrealized gains and losses. Investments in equity-linked notes involve the same risks associated with a direct investment in the underlying security or index that the notes seek to replicate. In addition, there is also counterparty risk associated with these investments because the Fund is relying on the creditworthiness of such counterparty and has no rights under an equity-linked note against the issuer of the underlying security.

Net unrealized appreciation (depreciation): At October 31, 2017, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
Enhanced Large-Cap Growth Index	$1,827,230,555	$787,045,371	$(13,033,614)	$774,011,757
Enhanced Large-Cap Value Index	2,079,117,629	431,994,149	(27,615,156)	404,378,993
Growth & Income	4,760,494,418	2,061,844,878	(48,204,415)	2,013,640,463
Large-Cap Growth	3,047,164,339	1,751,702,178	(17,041,263)	1,734,660,915
Large-Cap Value	5,917,044,248	1,543,173,049	(292,684,654)	1,250,488,395
Mid-Cap Growth	1,286,491,144	348,936,933	(18,091,077)	330,845,856
Mid-Cap Value	3,233,270,251	1,441,177,577	(98,980,484)	1,342,197,093
Small-Cap Equity	3,170,713,112	743,948,403	(70,900,212)	673,048,191
Small/Mid-Cap Equity	594,488,265	108,335,116	(16,492,342)	91,842,774
Social Choice Equity	1,901,589,724	1,043,156,709	(70,649,142)	972,507,567
Social Choice Low Carbon Equity	76,897,928	15,018,178	(2,029,793)	12,988,385
Emerging Markets Equity	1,223,477,445	257,451,203	(28,282,383)	229,168,820
Enhanced International Equity Index	1,623,552,834	296,207,435	(11,369,667)	284,837,768
Global Natural Resources	39,996,928	4,715,838	(828,994)	3,886,844
International Equity	4,525,394,513	772,999,786	(31,159,332)	741,840,454
International Opportunities	1,157,654,670	432,369,119	(36,383,561)	395,985,558
International Small-Cap Equity	850,763,133	158,339,963	(32,351,630)	125,988,333
Social Choice International Equity	45,380,136	5,473,962	(1,387,068)	4,086,894

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended October 31, 2017 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Enhanced Large-Cap Growth Index	$2,066,745,957	$2,114,935,081
Enhanced Large-Cap Value Index	2,354,240,890	2,239,755,740
Growth & Income	4,829,768,518	4,629,319,833
Large-Cap Growth	3,897,762,126	3,854,742,149
Large-Cap Value	3,825,536,528	3,429,897,003
Mid-Cap Growth	1,060,499,860	1,246,831,983
Mid-Cap Value	1,313,912,950	2,402,957,017
Small-Cap Equity	2,748,173,831	2,762,422,438
Small/Mid-Cap Equity	659,026,890	488,890,442
Social Choice Equity	434,712,886	369,026,222
Social Choice Low Carbon Equity	40,964,635	10,881,019
Emerging Markets Equity	1,776,515,176	1,835,321,020
Enhanced International Equity Index	1,857,077,981	1,799,950,553
Global Natural Resources	64,711,510	173,093,199
International Equity	4,967,572,426	4,960,947,940
International Opportunities	314,882,793	561,714,994
International Small-Cap Equity	1,282,448,032	515,508,543
Social Choice International Equity	22,914,766	3,963,608

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	125

Notes to financial statements

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended October, 31 2017 and October 31, 2016 was as follows.

	10/31/2017			10/31/2016
Fund	Ordinary income	Long-term capital gains	Total	Ordinary income	Long-term capital gains	Total
Enhanced Large-Cap Growth Index	$29,888,473	$52,262,357	$82,150,830	$27,575,931	$178,191,423	$205,767,354
Enhanced Large-Cap Value Index	45,894,379	100,172,845	146,067,224	43,107,044	117,076,892	160,183,936
Growth & Income	67,071,998	89,731,372	156,803,370	58,611,353	304,690,625	363,301,978
Large-Cap Growth	18,685,114	43,311,256	61,996,370	10,058,657	114,772,209	124,830,866
Large-Cap Value	102,328,253	149,605,539	251,933,792	129,176,322	250,328,521	379,504,843
Mid-Cap Growth	5,691,586	—	5,691,586	1,619,153	136,157,352	137,776,505
Mid-Cap Value	83,675,724	145,862,467	229,538,191	75,692,864	442,612,095	518,304,959
Small-Cap Equity	22,427,940	88,405,246	110,833,186	43,594,975	180,660,507	224,255,482
Small/Mid-Cap Equity	1,045,041	—	1,045,041	—	—	—
Social Choice Equity	51,876,467	103,389,398	155,265,865	45,692,230	90,774,543	136,466,773
Social Choice Low Carbon Equity	1,062,814	414,616	1,477,430	214,549	2,424	216,973
Emerging Markets Equity	9,886,401	—	9,886,401	9,428,743	—	9,428,743
Enhanced International Equity Index	45,638,460	—	45,638,460	37,422,725	—	37,422,725
Global Natural Resources	3,740,683	—	3,740,683	6,027,039	—	6,027,039
International Equity	60,712,818	—	60,712,818	55,426,856	—	55,426,856
International Opportunities	17,467,142	—	17,467,142	14,401,379	—	14,401,379
International Small-Cap Equity	25,465	—	25,465	—	—	—
Social Choice International Equity	626,720	—	626,720	124,727	—	124,727

As of October 31, 2017, the components of accumulated earnings on a tax basis were as follows:

Fund		Undistributed ordinary income	Undistributed long-term capital gains	Unrealized appreciation (depreciation)	Capital loss carryover	Total
Enhanced Large-Cap Growth Index		$73,866,610	$83,624,188	$774,011,758	$—	$931,502,556
Enhanced Large-Cap Value Index		81,784,687	65,813,574	404,378,992	—	551,977,253
Growth & Income		68,751,080	168,836,930	2,013,630,365	—	2,251,218,375
Large-Cap Growth		61,048,417	134,656,049	1,734,659,137	—	1,930,363,603
Large-Cap Value		171,554,772	254,028,094	1,257,282,064	—	1,682,864,930
Mid-Cap Growth		89,423,797	52,698,022	330,845,291	—	472,967,110
Mid-Cap Value		46,382,723	291,924,433	1,342,213,789	—	1,680,520,945
Small-Cap Equity		137,745,639	234,503,799	673,048,190	—	1,045,297,628
Small/Mid-Cap Equity		32,073,227	1,259,654	91,842,775	—	125,175,656
Social Choice Equity		43,669,297	61,943,326	972,507,574	—	1,078,120,197
Social Choice Low Carbon Equity		1,100,373	742,774	12,988,387	—	14,831,534
Emerging Markets Equity		10,908,413	48,050,591	226,640,605	—	285,599,609
Enhanced International Equity Index		54,039,635	—	284,828,929	(7,124,961)	331,743,603
Global Natural Resources		175,925	—	3,877,684	(7,123,615)	(3,070,006)
International Equity		53,463,432	66,676,105	741,749,910	—	861,889,447
International Opportunities		17,330,159	—	394,707,418	(98,761,500)	313,276,077
International Small-Cap Equity		56,425,134	—	125,981,210	—	182,406,344
Social Choice International Equity		962,661	18,829	4,086,829	—	5,068,319

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of straddle losses, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies, and the treatment of short term gain as ordinary income for tax purposes.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the year ended October 31, 2017, the Funds did not have any in-kind purchase or in-kind redemption transactions.

At October 31, 2017, the following Funds had capital loss carryovers, which will expire as follows:

	Date of expiration
Fund	No expiration	Total
Enhanced International Equity Index	$7,124,961	$7,124,961
Global Natural Resources	7,123,615	7,123,615
International Opportunities	98,761,500	98,761,500

For the year ended October 31, 2017, the Mid-Cap Growth Fund, Small/Mid-Cap Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, and Social Choice International Equity Fund utilized $327,620, $29,343, $143,880,405, $89,252,873, $22,428,486, $291,663,293, $38,114,919, and $261,193, respectively, of capital loss carryover available from prior years.

126	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

concluded

Due to large shifts in the ownership percentage of the Global Natural Resources Fund during the fiscal year ended October 31, 2017, utilization of the Fund’s capital loss carryovers are subject to limitations under the Internal Revenue Code and Regulations thereunder. During the fiscal year ended October 31, 2017, the Global Natural Resources Fund had $43,552,412 of capital loss carryover permanently disallowed due to said limitations under the Internal Revenue Code and Regulations.

Note 7—emerging markets risks

The Emerging Markets Equity Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended October 31, 2017, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

Note 10—subsequent event

On December 5, 2017, the Board of the Trust approved a Plan of Liquidation for the Global Natural Resources Fund (the “Fund”). The Fund will be liquidated after the close of business on April 13, 2018 (the “Liquidation Date”) and effective as of the close of business of February 9, 2018 (the “Soft Close Date”), the Fund will suspend offering its shares to new investors. Investors in the Fund as of the Soft Close Date may continue to reinvest in the Fund, including through reinvestment of dividends and capital gains distributions. If an investor’s account is closed after the Soft Close Date, however, additional investments in the Fund will not be accepted. Effective as of the close of business on March 9, 2018, the Fund will be closed to new investment by all shareholders (except through reinvested dividends and capital gains distributions). The Fund may deviate from its investment objective and other investment policies as the Fund liquidates its assets in advance of the Liquidation Date. The Fund reserves the right to modify the extent to which sales of shares are limited prior to the Fund’s liquidation and all dates herein may change without notice at the discretion of the Trust’s officers. After the close of business on April 13, 2018, the Fund will automatically redeem any remaining shareholder accounts and distribute, as soon as practicable, such redemption proceeds to Fund shareholders of record as of the Liquidation Date. The proceeds of any such redemption will be equal to the NAV of such Fund shares after the Fund has paid for all of its charges, taxes, expenses and liabilities.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	127

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, International Small-Cap Equity Fund and Social Choice International Equity Fund

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, International Small-Cap Equity Fund and Social Choice International Equity Fund (eighteen of the funds constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2017, the results of each of their operations for the year then ended (or for the International Small-Cap Equity Fund, the period from December 9, 2016 (commencement of operations) through October 31, 2017), the changes in each of their net assets for each of the two years in the period then ended (or for the International Small-Cap Equity Fund, the period from December 9, 2016 (commencement of operations) through October 31, 2017, or for the Small/Mid-Cap Equity Fund, the year then ended October 31, 2017 and the period from August 5, 2016 (commencement of operations) through October 31, 2016) and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 15, 2017

128	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  October 31, 2017

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	88	Director, Aflac Insurance. Inc.; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	88	Director, First Eagle Holdings, LLC; Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Regent, University of Edinburgh; Trustee, the North Shore Land Alliance; and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	88	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	129

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  October 31, 2017

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	88	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of TIAA and of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary, Head of Corporate, Securities and M&A Group of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, President, TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Senior Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
J. Keith Morgan TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2015.	Senior Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President and Chief Legal Officer of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.

130	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

concluded

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Otha T. Spriggs, III TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Funds Treasurer, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	131

Important tax information (unaudited)

For the fiscal year ended October 31, 2017, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

Fund	Section 1250 gains	Long-term capital gains	Total
Enhanced Large-Cap Growth Index	$—	$52,262,357	$52,262,357
Enhanced Large-Cap Value Index	402,307	99,770,538	100,172,845
Growth & Income	—	96,994,499	96,994,499
Large-Cap Growth	—	45,500,378	45,500,378
Large-Cap Value	—	162,011,485	162,011,485
Mid-Cap Growth	—	8,339,186	8,339,186
Mid-Cap Value	—	202,010,430	202,010,430
Small-Cap Equity	—	104,246,888	104,246,888
Small/Mid-Cap Equity	—	865,464	865,464
Social Choice Equity	396,773	107,642,107	108,038,880
Social Choice Low Carbon Equity	—	414,616	414,616
Emerging Markets Equity	—	1,094,280	1,094,280
Enhanced International Equity Index	—	—	—
Global Natural Resources	—	—	—
International Equity	—	—	—
International Opportunities	—	—	—
International Small-Cap Equity	—	—	—
Social Choice International Equity	—	—	—

For the fiscal year ended October 31, 2017, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage
Enhanced Large-Cap Growth Index	86.44%
Enhanced Large-Cap Value Index	90.30
Growth & Income	65.62
Large-Cap Growth	84.86
Large-Cap Value	89.31
Mid-Cap Growth	67.47
Mid-Cap Value	100.00
Small-Cap Equity	69.82
Small/Mid-Cap Equity	19.00
Social Choice Equity	100.00
Social Choice Low Carbon Equity	92.72
Emerging Markets Equity	75.86
Enhanced International Equity Index	71.20
Global Natural Resources	100.00
International Equity	100.00
International Opportunities	85.99
International Small-Cap Equity	24.57
Social Choice International Equity	86.08

For the fiscal year ended October 31, 2017, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Enhanced Large-Cap Growth Index	86.23%
Enhanced Large-Cap Value Index	90.05
Growth & Income	63.50
Large-Cap Growth	84.07
Large-Cap Value	88.68
Mid-Cap Growth	67.22
Mid-Cap Value	91.47
Small-Cap Equity	69.77
Small/Mid-Cap Equity	18.31
Social Choice Equity	95.23
Social Choice Low Carbon Equity	88.40
Emerging Markets Equity	1.03
Enhanced International Equity Index	0.00
Global Natural Resources	40.51
International Equity	0.00
International Opportunities	0.00
International Small-Cap Equity	0.00
Social Choice International Equity	0.00

The Emerging Markets Equity, Enhanced International Equity Index, Global Natural Resources, International Equity, International Opportunities, International Small-Cap Equity, and Social Choice International Equity Funds received income from foreign sources during the year ended October 31, 2017 of $24,921,614 ($0.22292 per share), $46,248,640 ($0.20449 per share), $635,318 ($0.11706 per share), $61,159,209 ($0.15465 per share), $24,386,025 ($0.21974 per share), $20,438,409 ($0.27785 per share, and $1,051,131 ($0.23696 per share, respectively, and paid taxes to foreign countries during the year ended October 31, 2017 of $4,720,321 ($0.04222 per share), $3,234,672 ($0.01430 per share), $41,762 ($0.00769 per share), $5,342,433 ($0.01351 per share), $2,180,077 ($0.01964 per share), $2,154,385 ($0.02929 per share), and $77,562 ($0.01749 per share), respectively.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2017, which will be reported in conjunction with your 2017 Form 1099-DIV.

By early 2018, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax advisor.

132	2017 Annual Report ■ TIAA-CREF Funds: Equity Funds

Additional information about index providers (unaudited)

Russell Indexes

The Russell 1000® Index, the Russell 2000® Index, the Russell 2500® Index, the Russell 3000® Index, the Russell 1000 Value Index, the Russell 1000 Growth Index, the Russell Midcap® Growth Index and the Russell Midcap Value Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor’s Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the TIAA-CREF Growth & Income Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the TIAA-CREF Growth & Income Fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE FUNDS, OWNERS OF THESE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

TIAA-CREF Funds: Equity Funds ■ 2017 Annual Report	133

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How to reach us

TIAA website

TIAA.org
24 hours a day, 7 days a week

Automated telephone service

800-842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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New York, NY 10017-3206

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Annual Report

October 31, 2017

TIAA-CREF Funds

Equity Index Funds

The annual report contains the audited financial statements.

Equity Index

Large-Cap Growth Index

Large-Cap Value Index

S&P 500 Index

Small-Cap Blend Index

Emerging Markets Equity Index

International Equity Index

Understanding your report from TIAA-CREF Funds

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF Equity Index Funds listed on the cover of this report.

This annual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of October 31, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the industries and types of securities in which each fund had investments as of October 31, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time, based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	3

Brad Finkle

Letter to investors

Equity markets around the world produced strong double-digit returns during the twelve months ended October 31, 2017. The U.S. economy generated solid growth during the period, and domestic equities advanced in step with that growth. Stocks in foreign developed countries also gained considerable ground, while equities in emerging markets fared even better. For the twelve months:

•	The Russell 3000® Index, which measures the performance of the broad U.S. stock market, returned 24.0%. (Please see page 8 for benchmark definitions.)
•	The MSCI EAFE Index, which tracks stock returns in 21 developed-market nations outside North America, also rose considerably, ending the period up 23.4%.
•	The MSCI Emerging Markets Index, a performance measure of stocks in 24 developing nations, posted a gain of 26.5%.
•	Institutional Class returns for all seven of the TIAA-CREF Equity Index Funds produced positive results. After allowing for expenses, four of the funds moderately outperformed their respective benchmarks, while three slightly lagged.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies during the period.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%.

While equities performed well across the board, over the twelve months, smaller-company stocks outperformed large-cap equities, and growth shares outgained value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Global economic growth drives international stocks higher

Foreign equity markets trailed domestic stocks early in the twelve-month period due to a strong post-election rally in the United States, but steady economic growth around the world helped international stocks outperform U.S. shares over the first ten months of calendar year 2017. The 19-nation eurozone grew at a year-on-year rate of 2.5% during the third calendar quarter of 2017, according to a preliminary estimate—its best performance in six years. Eurozone unemployment continued to decline, while China’s economy continued to outperform developed-market economies. Emerging-markets nations were bolstered by the increase in oil prices during the period.

Central bankers around the world took note of global economic growth during the period. While the Fed continued to raise the U.S federal funds target rate, the European Central Bank decided to maintain its policy of buying bonds to stimulate growth, but it also signaled plans to reduce purchases in 2018.

4	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Emerging-markets stocks outpace

foreign developed and U.S. equities

After struggling for several years against a strong U.S. dollar, declining commodity prices, weak profits and tepid earnings growth, emerging markets rallied sharply during the period. Many countries experienced economic improvement, helped by the accommodative monetary policies of their central banks and the strengthening global economy. Structural reforms helped boost corporate profitability, while subdued inflation and low interest rates in many countries encouraged capital spending. At the same time, the prices of oil and other commodities moved higher, improving the fundamental backdrop for commodity-based developing nations. A weaker U.S. dollar also was beneficial, as many foreign currencies appreciated against the dollar during the period.

All seven index funds post gains

All seven of the TIAA-CREF Equity Index Funds delivered positive performance for the period. Each fund invests in a portfolio that attempts to match the risk and return characteristics of its benchmark index at a low cost-per-invested dollar. The funds’ performance includes a deduction for expenses, while the returns of their respective indexes do not. The funds’ annual returns ranged from 29.6% for the Large-Cap Growth Index Fund to 17.7% for the Large-Cap Value Index Fund. (All fund returns are for the Institutional Class.)

The Large-Cap Growth Index Fund was the best performer at 29.6% for the twelve months. Its value counterpart, the Large-Cap Value Index Fund, posted a much lower 17.7% return, as growth outperformed value during the period. The Equity Index Fund rose 24.0%, outpacing its benchmark despite the effect of expenses, while the S&P 500 Index Fund advanced 23.6%, but underperformed the index for the twelve-month period.

In the small-cap equity space, the Small-Cap Blend Index Fund returned 28.0%.

Despite the effect of expenses, international funds outperformed their benchmarks. The International Equity Index Fund rose 23.8%, while the Emerging Markets Equity Index Fund posted a return of 26.9% at period-end.

A detailed overview of the financial markets during the twelve-month period appears on page 6, and a discussion of how each fund performed in relation to its benchmark begins on page 10.

Stocks keep on ticking …

Investors’ appetite for risk has continued relatively unabated for the past several years. By historical standards, the post-recession rally that began in 2009 is not the longest bull market ever recorded, but it’s approaching that milestone. The more-than 20.0% gains we saw in global stocks over the past twelve months may give us reason to cheer, but at the same time, it may be reason for us also to consider the old maxim that “what goes up must come down.” (Past performance is no guarantee of future results.)

Many economists argue that there aren’t any particularly worrisome stresses in the capital markets as we enter the closing months of 2017. Corporate earnings remained strong through the third quarter, and even if painfully slow, prospects for U.S. tax reform continued to buoy the equity markets. While it may be argued that the valuations of all asset classes are stretched at the moment, in relation to one another, many think they are rationally priced.

Yet market corrections are an inevitable consequence of being invested. And as we’ve counseled many times in the past, trying to “time the market”—making buy and sell decisions based on one’s predictions of future price movements—is more often than not a failed strategy, even for the most seasoned of investment professionals. Instead, we believe investors may be better served by maintaining a diversified portfolio of stocks though a professionally managed mutual fund or series of mutual funds, while also keeping their eyes focused on the long term.

If you have questions or concerns and would like to discuss the current status of your portfolio, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. We always stand ready to assist you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	5

Market monitor

U.S. and foreign equity markets post strong gains in growing global economy

For the twelve months ended October 31, 2017, stock markets in the U.S. and around the world recorded strong gains amid steady global economic growth. The Russell 3000® Index, a broad-based measure of U.S. stock market performance, returned 24.0%. International developed markets also produced strong gains, and emerging markets generated even higher returns.

U.S. economy expands but inflation remains muted

Real gross domestic product (GDP), which measures the value of all goods and services produced in the nation, grew at an annualized rate of 1.8% in the final three months of 2016 but slowed to 1.2% during the first quarter of 2017. GDP growth accelerated to 3.1% in the second quarter and finished the third quarter at 3.0%, according to the government’s “advance estimate.” Expansion over the second and third quarters produced the best performance for consecutive quarters since 2014. The pace of growth in the third quarter defied expectations that hurricanes striking Texas and Florida would dampen the economy.

U.S. labor markets grew stronger through the period. Unemployment declined from 4.8% in October 2016 to 4.1% in October 2017—its lowest level in 17 years. Consumer confidence in October reached its highest level since 2000. Existing home sales improved in September after supply shortages and hurricanes muted activity during the late summer months.

Inflation remained stable throughout the period with core inflation—which includes all items except food and energy—at 1.8% for the twelve months ended October 31, 2017. The price per barrel of West Texas Intermediate crude oil rose from nearly $47 on November 1, 2016, to just over $54 on

Rising tide lifts all boats

Global equity: Growth and small-cap stocks lead strong returns

Returns for twelve months ended October 31, 2017

Source: U.S. broad market: Russell 3000® Index; International: MSCI All-Country World ex USA Index; U.S. growth: Russell 3000 Growth Index; U.S. value: Russell 3000 Value Index; U.S. small-cap: Russell 2000® Index; U.S. large-cap: Russell 1000® Index. As of October 31, 2017.

October 31, 2017—the highest sustained price level since the summer of 2015. The U.S. dollar lost ground against most major currencies over the twelve months.

Growth-oriented shares and small-cap stocks gain most

In the U.S. equity market, growth stocks were favored over value shares across all market capitalizations for the twelve-month period. Small-cap stocks returned 27.9% during the period. Large-cap stocks gained 23.7% and mid-cap shares advanced 21.1%. Among large-cap stocks, growth shares gained 29.7% and value equities climbed 17.8%. Mid-cap growth shares returned 26.3% and mid-cap value stocks gained 17.1%. Among small-cap stocks, growth equities returned 31.0% while value shares advanced 24.8%. (Returns by investment style and capitalization size are based on Russell indexes.)

Internationally, developed- and emerging-markets stocks lost ground in the fourth quarter of 2016 but posted strong gains during 2017, through October 31. For the twelve-month period, the MSCI EAFE Index, which tracks stock performance in 21 developed-market countries outside North America, gained 23.4%, while the MSCI Emerging Markets Index advanced 26.5%.

Central bankers react cautiously to rebounding economies

Early in the period, U.S. equity markets enjoyed a post-election rally as investors anticipated the possibility of new policies to stimulate the economy. Markets idled early in 2017 as the administration’s health care legislation stalled in Congress. But the combination of steady economic growth, higher corporate profits and strong labor markets—with no increase in inflation—powered stock prices through the remainder of the period.

During the period, the Federal Reserve took several cautious steps to reverse economic stimulus policies that had been in place for nearly a decade. It increased the federal funds target rate three times over the twelve-month period, raising the key short-term interest-rate measure from 0.25%–0.50% in October 2016 to 1.00%–1.25% by period-end. The Fed also decided to begin slowly reducing its portfolio of bonds purchased in past years to boost the economy, and it signaled another potential rate hike in December.

European economies posted solid growth, and unemployment fell during the period. Inflation in the 19-nation eurozone remained well below the target range set by central bankers. As a result, the European Central Bank left its benchmark interest rate unchanged at 0.00% but indicated it may reduce the pace of bond purchases it makes as part of a strategy to stimulate the economy. The Bank of England, which had debated increasing its benchmark rate for the first time in a decade, did so immediately after the reporting period ended.

6	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.

Proxy voting

TIAA-CREF Funds’ ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	7

About the funds’ benchmarks

Broad market indexes

The Russell 3000® Index measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

The MSCI EAFE Index measures the performance of the leading stocks in 21 developed-market countries outside North America—in Europe, Australasia and the Far East.

The MSCI Emerging Markets Index measures the performance of the leading stocks in 24 emerging-market countries in Europe, Asia, Africa, Latin America and the Middle East.

Large-cap indexes

The S&P 500® Index is a market-capitalization-weighted index of the stocks of 500 leading companies in major industries of the U.S. economy.

The Russell 1000® Growth Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Growth Index measures the performance of those stocks of the Russell 1000 Index with higher relative forecasted growth rates and price/book ratios.

The Russell 1000 Value Index is a subset of the Russell 1000 Index, which measures the performance of the stocks of the 1,000 largest companies in the Russell 3000 Index, based on market capitalization. The Russell 1000 Value Index measures the performance of those stocks of the Russell 1000 Index with lower relative forecasted growth rates and price/book ratios.

Small-cap index

The Russell 2000® Index measures the performance of the stocks of the 2,000 smallest companies in the Russell 3000 Index, based on market capitalization.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

Russell 1000, Russell 2000 and Russell 3000 are trademarks and service marks of Russell Investments. TIAA products are not promoted or sponsored by, or affiliated with, Russell Investments. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI. S&P 500 is a registered trademark and service mark of the McGraw-Hill Companies, Inc.

8	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the funds would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2017–October 31, 2017).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses may have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	9

Equity Index Fund

Expense example

Six months ended October 31, 2017

Equity Index Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,089.11	$0.26
Advisor Class	1,000.00	1,088.55	0.84
Premier Class	1,000.00	1,088.19	1.05
Retirement Class	1,000.00	1,087.88	1.58
Retail Class	1,000.00	1,087.58	1.74
5% annual hypothetical return
Institutional Class	1,000.00	1,024.95	0.26
Advisor Class	1,000.00	1,024.40	0.82
Premier Class	1,000.00	1,024.20	1.02
Retirement Class	1,000.00	1,023.69	1.53
Retail Class	1,000.00	1,023.54	1.68

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.05% for the Institutional Class, 0.16% for the Advisor Class, 0.20% for the Premier Class, 0.30% for the Retirement Class and 0.33% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Information technology	23.2
Financials	15.1
Health care	13.5
Consumer discretionary	12.1
Industrials	10.7
Consumer staples	7.1
Energy	5.6
Real estate	3.9
Materials	3.5
Utilities	3.2
Telecommunication services	1.8
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the twelve months ended October 31, 2017

The Equity Index Fund returned 24.00% for the Institutional Class, compared with the 23.98% return of its benchmark, the Russell 3000® Index. The table below shows the returns for all share classes of the fund.

For the twelve-month period, the fund’s return outperformed that of its benchmark index, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies during the period.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis. The price per barrel of West Texas Intermediate crude oil rose from nearly $47 on November 1, 2016, to just over $54 on October 31, 2017.

Performance as of October 31, 2017

Equity Index Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TIEIX	7/1/99	24.00%	15.08%		7.60%		0.05%	0.05%
Advisor Class	TEIHX	12/4/15	23.85	15.07	†	7.59	†	0.14	0.14
Premier Class	TCEPX	9/30/09	23.78	14.91		7.47	†	0.20	0.20
Retirement Class	TIQRX	3/31/06	23.66	14.79		7.33		0.30	0.30
Retail Class	TINRX	3/31/06	23.59	14.75		7.33		0.34	0.34
Russell 3000 Index		—	23.98	15.12		7.61		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

10	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

For the twelve months, the Russell 3000 Index, a broad measure of the U.S. stock market, gained 23.98%. Smaller stocks outperformed large-cap equities during the period, and growth shares outgained value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended October 31, 2017, the Russell 3000 Index earned an average annual return of 7.61%.

Technology and financials lead the benchmark higher

All eleven industry sectors in the Russell 3000 Index generated positive returns for the twelve months. Information technology, the most heavily weighted sector for the period, earned 38.0% and made the largest contribution to returns, benefiting from strong revenue and profit growth. Financials, the next-largest sector, also made a significant contribution, rising 35.7%. Industrials, another sizable sector, also outperformed, advancing 26.8%. Together, these three sectors made up close to 50.0% of the index’s total market capitalization on October 31, 2017. Among other large sectors in the benchmark, health care rose 23.9% and consumer discretionary was up 20.6%.

Telecommunication services was the weakest-performing sector within the benchmark, gaining only a scant 0.1%.

Four of the benchmark’s five largest stocks outperform

For the twelve-month period, four of the benchmark’s five largest stocks generated returns that surpassed the overall performance of the index. Shares of Apple, the largest stock in the index and its top performer, benefited from a resurgence in iPad sales and continued growth in Mac sales. Microsoft, Amazon.com and Facebook also outperformed. Johnson & Johnson generated returns that nearly matched the index’s performance.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size
Market	% of equity investments
capitalization	as of 10/31/2017
More than $50 billion	55.7
More than $15 billion–$50 billion	21.3
More than $2 billion–$15 billion	19.2
$2 billion or less	3.8
Total	100.0

Fund profile
as of 10/31/2017
Net assets	$15.63 billion
Number of holdings	2,935
Portfolio turnover rate	11%
Weighted median market capitalization	$64.47 billion
Price/earnings ratio (weighted 12-month trailing average)†	26.2

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	11

Large-Cap Growth Index Fund

Expense example

Six months ended October 31, 2017

Large-Cap Growth Index Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,125.25	$0.32
Advisor Class	1,000.00	1,124.50	1.12
Retirement Class	1,000.00	1,123.57	1.66
5% annual hypothetical return
Institutional Class	1,000.00	1,024.90	0.31
Advisor Class	1,000.00	1,024.15	1.07
Retirement Class	1,000.00	1,023.64	1.58

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.21% for the Advisor Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 10/31/2017
Information technology	39.0
Consumer discretionary	17.5
Health care	13.1
Industrials	12.2
Consumer staples	6.5
Materials	3.8
Financials	3.5
Real estate	2.5
Telecommunication services	0.9
Energy	0.9
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the twelve months ended October 31, 2017

The Large-Cap Growth Index Fund returned 29.56% for the Institutional Class, compared with the 29.71% return of its benchmark, the Russell 1000® Growth Index. The table below shows returns for all share classes of the fund.

For the twelve-month period, the fund’s return underperformed that of its benchmark index due to the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies during the period.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis. The price per barrel of West Texas Intermediate crude oil rose from nearly $47 on November 1, 2016, to just over $54 on October 31, 2017.

Performance as of October 31, 2017

Large-Cap Growth Index Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TILIX	10/1/02	29.56%	16.73%		9.06%		0.06%	0.06%
Advisor Class	TRIHX	12/4/15	29.45	16.70	†	9.04	†	0.15	0.15
Retirement Class	TRIRX	10/1/02	29.23	16.46		8.79		0.31	0.31
Russell 1000 Growth Index		—	29.71	16.83		9.13		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

12	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 23.98%. Smaller stocks outperformed large-cap equities, and growth shares outgained value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended October 31, 2017, the Russell 1000 Growth Index had an average annual gain of 9.13%, outperforming the 5.99% and 7.61% average annual returns of the Russell 1000 Value Index and the Russell 3000 Index, respectively.

Technology drives the benchmark’s robust advance

Ten of the eleven industry sectors in the Russell 1000 Growth Index posted gains for the twelve months. Information technology, the largest sector for the period, surged 41.4% and contributed nearly one-half of the index’s return, buoyed by strong earnings reports. Consumer discretionary and health care, the next-largest sectors, rose 22.6% and 29.6%, respectively, and also made significant return contributions. Together, these three sectors represented nearly 70.0% of the benchmark’s total market capitalization on October 31, 2017.

Energy, the sole decliner, returned –4.4%. However, the sector had only a 0.6% weighting.

Four of the benchmark’s five largest stocks outperform

For the twelve-month period, four of the benchmark’s five largest stocks generated returns that surpassed the overall performance of the index. Shares of Apple, the largest stock in the index and its top performer, benefited from a resurgence in iPad sales and continued growth in Mac sales. Microsoft, Amazon.com and Facebook also outperformed, while Alphabet, the parent company of Google, trailed modestly.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size
Market	% of equity investments
capitalization	as of 10/31/2017
More than $50 billion	63.9
More than $15 billion–$50 billion	22.1
More than $2 billion–$15 billion	13.9
$2 billion or less	0.1
Total	100.0

Fund profile
as of 10/31/2017
Net assets	$5.45 billion
Number of holdings	553
Portfolio turnover rate	18%
Weighted median market capitalization	$90.21 billion
Price/earnings ratio (weighted 12-month trailing average)†	27.8

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	13

Large-Cap Value Index Fund

Expense example

Six months ended October 31, 2017

Large-Cap Value Index Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,054.39	$0.26
Advisor Class	1,000.00	1,053.31	1.14
Retirement Class	1,000.00	1,052.99	1.55
5% annual hypothetical return
Institutional Class	1,000.00	1,024.95	0.26
Advisor Class	1,000.00	1,024.10	1.12
Retirement Class	1,000.00	1,023.69	1.53

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.05% for the Institutional Class, 0.22% for the Advisor Class and 0.30% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Financials	26.8
Health care	13.6
Energy	10.7
Information technology	8.6
Consumer staples	8.4
Industrials	8.3
Consumer discretionary	6.6
Utilities	6.3
Real estate	4.8
Materials	3.0
Telecommunication services	2.8
Short-term investments, other assets & liabilities, net	0.1
Total	100.0

Performance for the twelve months ended October 31, 2017

The Large-Cap Value Index Fund returned 17.66% for the Institutional Class, compared with the 17.78% return of its benchmark, the Russell 1000® Value Index. The table below shows returns for all share classes of the fund.

For the twelve-month period, the fund’s return underperformed that of its benchmark index due to the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies during the period.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis. The price per barrel of West Texas Intermediate crude oil rose from nearly $47 on November 1, 2016 to just over $54 on October 31, 2017.

For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 23.98%. Smaller stocks outperformed large-cap equities, and growth shares outgained value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

Performance as of October 31, 2017

Large-Cap Value Index Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TILVX	10/1/02	17.66%	13.39%		5.93%		0.06%	0.06%
Advisor Class	THCVX	12/4/15	17.58	13.36	†	5.92	†	0.15	0.15
Retirement Class	TRCVX	10/1/02	17.41	13.11		5.67		0.31	0.31
Russell 1000 Value Index		—	17.78	13.48		5.99		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

14	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

For the ten years ended October 31, 2017, the Russell 1000 Value Index had an average annual gain of 5.99%, trailing the 9.13% and 7.61% average annual returns of the Russell 1000 Growth Index and the Russell 3000 Index, respectively.

Financials lead the benchmark higher

Ten of the eleven industry sectors in the Russell 1000 Value Index advanced for the twelve months. Financials, the largest sector for the period, gained 36.1% and contributed nearly one-half of the index’s return amid expectations for less government regulation. Health care, the next-largest sector, rose 15.8% and also made a significant return contribution, as did information technology and industrials, which gained 27.6% and 17.9%, respectively. These four sectors accounted for close to 60.0% of the benchmark’s total market capitalization on October 31, 2017.

Telecommunication services was the worst-performing component, returning -2.6 due to slow growth and price competition in the sector.

Four of the benchmark’s five largest stocks outperform

For the twelve-month period, four of the benchmark’s five largest stocks generated returns that surpassed the overall performance of the index. These were Bank of America, which led the gains, followed by JPMorgan Chase, Berkshire Hathaway and Johnson & Johnson. Exxon Mobil generated a positive yet relatively subdued return, despite improving earnings.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	56.2
More than $15 billion–$50 billion	24.5
More than $2 billion–$15 billion	19.1
$2 billion or less	0.2
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$6.47 billion
Number of holdings	717
Portfolio turnover rate	27%
Weighted median market capitalization	$64.31 billion
Price/earnings ratio (weighted 12-month trailing average)†	22.4

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	15

S&P 500 Index Fund

Expense example

Six months ended October 31, 2017

S&P 500 Index Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,090.91	$0.26
Advisor Class	1,000.00	1,090.19	1.05
Retirement Class	1,000.00	1,089.57	1.58
5% annual hypothetical return
Institutional Class	1,000.00	1,024.95	0.26
Advisor Class	1,000.00	1,024.20	1.02
Retirement Class	1,000.00	1,023.69	1.53

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.05% for the Institutional Class, 0.20% for the Advisor Class and 0.30% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 10/31/2017
Information technology	24.2
Financials	14.6
Health care	14.0
Consumer discretionary	11.8
Industrials	10.0
Consumer staples	7.9
Energy	5.9
Utilities	3.2
Materials	3.0
Real estate	2.9
Telecommunication services	1.9
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the twelve months ended October 31, 2017

The S&P 500 Index Fund returned 23.56% for the Institutional Class, compared with the 23.63% return of its benchmark, the S&P 500® Index. The table below shows returns for all share classes of the fund.

For the twelve-month period, the fund’s return underperformed that of its benchmark index due to the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies during the period.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis. The price per barrel of West Texas Intermediate crude oil rose from nearly $47 on November 1, 2016, to just over $54 on October 31, 2017.

For the twelve months, the large-cap-oriented S&P 500 Index slightly underperformed the Russell 3000® Index, a broad measure of the U.S. stock market, which gained 23.98%. A portion of the Russell 3000 Index consists of small-cap equities, which outperformed large caps for the period.

Performance as of October 31, 2017

S&P 500 Index Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TISPX	10/1/02	23.56%	15.10%		7.46%		0.05%	0.05%
Advisor Class	TISAX	12/4/15	23.40	15.07	†	7.45	†	0.15	0.15
Retirement Class	TRSPX	10/1/02	23.24	14.81		7.19		0.30	0.30
S&P 500 Index		—	23.63	15.18		7.51		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

16	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

For the ten years ended October 31, 2017, the S&P 500 Index produced an average annual gain of 7.51%, trailing the 7.61% average annual return of the Russell 3000 Index.

Technology leads the benchmark higher

Ten of the eleven industry sectors in the S&P 500 Index posted positive results for the twelve months. Information technology, the most heavily weighted sector for the period, had the biggest impact with a gain of 39.0% amid continued strong sales and profit growth. The benchmark’s second-largest sector, financials, advanced 37.1%, benefiting from rising interest rates. Industrials, another sizable sector, also outperformed, advancing 25.1%. Together, these three sectors made up nearly 50.0% of the index’s total market capitalization on October 31, 2017. Among other large sectors in the benchmark, health care rose 22.6% and consumer discretionary was up 19.7%.

Telecommunication services, the smallest sector, was the sole decliner at –1.4%.

Four of the benchmark’s five largest stocks outperform

For the twelve-month period, four of the benchmark’s five largest stocks generated returns that surpassed the overall performance of the index. Shares of Apple, the largest stock in the index and its top performer, benefited from a resurgence in iPad sales and continued growth in Mac sales. Microsoft, Amazon.com and Facebook also outperformed. Johnson & Johnson generated returns that nearly matched the index’s performance.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size
Market	% of equity investments
capitalization	as of 10/31/2017
More than $50 billion	67.1
More than $15 billion–$50 billion	24.9
More than $2 billion–$15 billion	8.0
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$4.67 billion
Number of holdings	507
Portfolio turnover rate	9%
Weighted median market capitalization	$92.28 billion
Price/earnings ratio (weighted 12-month trailing average)†	24.3

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	17

Small-Cap Blend Index Fund

Expense example

Six months ended October 31, 2017

Small-Cap Blend Index Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,081.53	$0.31
Advisor Class	1,000.00	1,080.55	1.15
Retirement Class	1,000.00	1,079.75	1.63
5% annual hypothetical return
Institutional Class	1,000.00	1,024.90	0.31
Advisor Class	1,000.00	1,024.10	1.12
Retirement Class	1,000.00	1,023.64	1.58

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.22% for the Advisor Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Financials	18.1
Information technology	17.4
Industrials	15.2
Health care	14.7
Consumer discretionary	11.9
Real estate	7.1
Materials	4.5
Utilities	3.7
Energy	3.6
Consumer staples	2.6
Telecommunication services	0.9
Short-term investments, other assets & liabilities, net	0.3
Total	100.0

Performance for the twelve months ended October 31, 2017

The Small-Cap Blend Index Fund returned 28.01% for the Institutional Class, compared with the 27.85% return of its benchmark, the Russell 2000® Index. The table below shows returns for all share classes of the fund.

For the twelve-month period, the fund’s return outperformed that of its benchmark index, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark. During the twelve months, the fund participated in a securities lending program.

Steady economic growth powers U.S. stock gains

The U.S. economy generated solid growth during the twelve-month period, initially expanding at a slower rate before accelerating over the final six months. Unemployment continued to decline and ended the period at 4.1%—its lowest level in 17 years. Despite healthy economic growth and a robust labor market, the rate of inflation remained modest. Oil prices rose, and the U.S. dollar declined against most major currencies during the period.

The U.S. presidential election in November 2016 gave equity markets an initial boost as investors anticipated new policies to stimulate the economy. Markets rose again later in the reporting period, responding to a supportive economy, low inflation and growing corporate profits. The Federal Reserve raised the federal funds target rate three times during the period, increasing this key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis. The price per barrel of West Texas Intermediate crude oil rose from nearly $47 on November 1, 2016, to just over $54 on October 31, 2017.

Performance as of October 31, 2017

Small-Cap Blend Index Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TISBX	10/1/02	28.01%	14.71%		7.78%		0.06%	0.06%
Advisor Class	TRHBX	12/4/15	27.88	14.69	†	7.77	†	0.15	0.15
Retirement Class	TRBIX	10/1/02	27.66	14.43		7.51		0.31	0.31
Russell 2000 Index		—	27.85	14.49		7.63		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.

18	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

For the twelve months, the Russell 3000® Index, a broad measure of the U.S. stock market, gained 23.98%. Smaller stocks outperformed large-cap equities, and growth shares outgained value stocks. (Returns by investment style and capitalization size are based on the Russell indexes.)

For the ten years ended October 31, 2017, the Russell 2000 Index had an average annual return of 7.63%, outperforming the 7.61% average annual gain of the Russell 3000 Index over the same period.

Financials drive the benchmark’s return

Ten of the eleven industry sectors in the Russell 2000 Index delivered positive results for the twelve months. Financials, the most heavily weighted sector for the period, had the biggest impact, with a gain of 31.5%. Information technology and industrials, the next-largest sectors, rose 31.8% and 35.2%, respectively. Health care and consumer discretionary also made positive contributions, advancing 35.6% and 19.9%, accordingly. Together, these five sectors represented nearly 75.0% of the benchmark’s total market capitalization on October 31, 2017.

Energy was the worst-performing component with a return of –7.3%. However, the sector’s weighting was only 3.3%.

All of the benchmark’s five largest stocks outperform

For the twelve-month period, all of the benchmark’s five largest stocks posted substantially higher returns than the overall index performance. Medical diagnostics firm Exact Sciences, biotechnology company bluebird bio, and process control solutions provider MKS Instruments all generated triple-digit gains. Drug delivery technology and development firm Catalent and Sterling Bancorp posted sizable double-digit returns.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by company size
Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	0.1
More than $15 billion–$50 billion	0.2
More than $2 billion–$15 billion	50.9
$2 billion or less	48.8
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$2.41 billion
Number of holdings	1,994
Portfolio turnover rate	22%
Weighted median market capitalization	$2.01 billion
Price/earnings ratio (weighted 12-month trailing average)†	78.7

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	19

Emerging Markets Equity Index Fund

Expense example

Six months ended October 31, 2017

Emerging Markets Equity Index Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,163.89	$1.09
Advisor Class	1,000.00	1,162.90	2.13
Premier Class	1,000.00	1,162.24	1.91
Retirement Class	1,000.00	1,161.42	2.45
Retail Class	1,000.00	1,161.26	3.00
5% annual hypothetical return
Institutional Class	1,000.00	1,024.20	1.02
Advisor Class	1,000.00	1,023.24	1.99
Premier Class	1,000.00	1,023.44	1.79
Retirement Class	1,000.00	1,022.94	2.29
Retail Class	1,000.00	1,022.43	2.80

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.20% for the Institutional Class, 0.39% for the Advisor Class, 0.35% for the Premier Class, 0.45% for the Retirement Class and 0.55% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition

Sector	% of net assets as of 10/31/2017
Information technology	28.3
Financials	23.8
Consumer discretionary	10.1
Energy	7.1
Materials	6.8
Consumer staples	6.2
Industrials	5.3
Telecommunication services	4.8
Real estate	2.8
Utilities	2.5
Health care	2.3
Total	100.0

Performance for the twelve months ended October 31, 2017

The Emerging Markets Equity Index Fund returned 26.87% for the Institutional Class, compared with the 26.45% return of its benchmark, the MSCI Emerging Markets Index. The table below shows returns for all share classes of the fund.

For the twelve-month period, the fund’s return outperformed that of its benchmark index, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark.

Emerging-markets stocks outpace foreign developed and U.S. equities

The MSCI Emerging Markets Index solidly outperformed the 23.44% return of the MSCI EAFE Index, which measures stock performance in 21 developed-market nations outside North America, as well as the 23.98% return of the Russell 3000® Index, a measure of the broad U.S. stock market.

After struggling for several years against a strong U.S. dollar, declining commodity prices, weak profits and tepid earnings growth, emerging markets rallied sharply during the twelve-month period. Many countries experienced economic improvement due to the accommodative monetary policies of their central banks. Structural reforms helped boost corporate profitability, while subdued inflation and low interest rates around the world encouraged capital spending.

At the same time, the prices for oil and other commodities such as copper moved higher, improving the fundamental backdrop for commodity-based developing nations. A weaker U.S. dollar was also beneficial, as many foreign currencies appreciated versus the dollar during the period.

Despite episodes of weakness—especially during September, when North Korea’s nuclear weapons testing rattled global markets—emerging-markets stocks rallied in October, and the MSCI Emerging Markets Index produced substantial gains for the twelve months.

Performance as of October 31, 2017

Emerging Markets Equity Index Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		since inception		gross	net
Institutional Class	TEQLX	8/31/10	26.87%	4.76%		4.15%		0.23%	0.23%
Advisor Class	TEQHX	12/4/15	26.73	4.73	†	4.13	†	0.32	0.32
Premier Class	TEQPX	8/31/10	26.55	4.60		3.99		0.38	0.38
Retirement Class	TEQSX	8/31/10	26.51	4.49		3.89		0.48	0.48
Retail Class	TEQKX	8/31/10	26.44	4.37		3.75		0.62	0.62
MSCI Emerging Markets Index		—	26.45	4.83		4.50	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

20	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Poland and China surge, lead index performance

All but two of the nations in the MSCI Emerging Markets Index posted positive results for the twelve months. Poland, one of the smaller components in the index for the period, had the largest return, gaining 51.1%, as consumer spending and consumer confidence in the country improved. China—the largest benchmark constituent, representing more than one-quarter of the index’s total market capitalization on October 31, 2017—had the second-highest return, climbing 41.1% on positive economic data and healthy earnings growth. Stocks in Hungary and in South Korea, which was the index’s second-largest country component, each climbed more than 40.0%. Peru also performed well, advancing 38.9%.

Egypt and Qatar, which made up less than 1.0% of the benchmark (combined), were the only two countries in the MSCI Emerging Markets Index to have negative returns, falling 25.1% and 14.8%, respectively.

All of the benchmark’s five largest stocks outperform

For the twelve-month period, all of the benchmark’s five largest stocks posted substantially higher returns than the overall index performance. The index’s three largest stocks—Chinese Internet provider Tencent Holdings, South Korean electronics maker Samsung Electronics and Chinese ecommerce conglomerate Alibaba Group—each generated substantial gains for the period, benefiting from the robust global performance of the information technology sector. Taiwan Semiconductor Manufacturing and multinational internet and media group Naspers also outperformed.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

$10,000 invested at fund’s inception

Institutional Class (inception August 31, 2010)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2017
China	28.1
Korea, Republic of	15.3
Taiwan	11.6
India	8.5
Brazil	6.9
South Africa	6.1
Russia	3.2
Mexico	3.0
Malaysia	2.1
Indonesia	2.1
17 other nations	11.7
Short-term investments	1.4
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	32.0
More than $15 billion–$50 billion	29.8
More than $2 billion–$15 billion	36.1
$2 billion or less	2.1
Total	100.0

Fund profile
as of 10/31/2017
Net assets	$2.39 billion
Number of holdings	840
Portfolio turnover rate	29%
Weighted median market capitalization	$23.88 billion
Price/earnings ratio (weighted 12-month trailing average)†	15.8

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	21

International Equity Index Fund

Expense example

Six months ended October 31, 2017

International Equity Index Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17– 10/31/17)
Actual return
Institutional Class	$1,000.00	$1,109.78	$0.32
Advisor Class	1,000.00	1,108.14	1.17
Premier Class	1,000.00	1,108.92	1.12
Retirement Class	1,000.00	1,107.96	1.65
5% annual hypothetical return
Institutional Class	1,000.00	1,024.90	0.31
Advisor Class	1,000.00	1,024.10	1.12
Premier Class	1,000.00	1,024.15	1.07
Retirement Class	1,000.00	1,023.64	1.58

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.06% for the Institutional Class, 0.22% for the Advisor Class, 0.21% for the Premier Class and 0.31% for the Retirement Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower.

For more information about this expense example, please see page 9.

Portfolio composition
Sector	% of net assets as of 10/31/2017
Financials	21.2
Industrials	14.2
Consumer discretionary	12.5
Consumer staples	11.1
Health care	10.1
Materials	7.9
Information technology	6.4
Energy	5.2
Telecommunication services	4.0
Real estate	3.5
Utilities	3.3
Short-term investments, other assets & liabilities, net	0.6
Total	100.0

Performance for the twelve months ended October 31, 2017

The International Equity Index Fund returned 23.84% for the Institutional Class, compared with the 23.44% return of its benchmark, the MSCI EAFE Index. The table below shows returns for all share classes of the fund.

For the twelve-month period, the fund’s return outperformed that of its benchmark index, despite the effect of expenses. The fund’s return includes a deduction for expenses, while the benchmark’s does not. The fund had a risk profile similar to that of its benchmark. During the twelve months, the fund participated in a securities lending program.

Global economic growth drives international stocks higher

Foreign equity markets trailed domestic stocks early in the twelve-month period due to a strong post-election rally in the U.S. But steady economic growth around the world helped international stocks outperform U.S. shares over the first ten months of calendar year 2017. The 19-nation eurozone grew at a year-on-year rate of 2.5% during the third calendar quarter of 2017, according to a preliminary estimate—its best performance in six years. Eurozone unemployment continued to decline, while China’s economy grew steadily at a rate approaching 7.0%. Most emerging-markets economies performed well, helped by an increase in oil prices during the period.

Central bankers around the world took note of global economic growth during the period. The U.S. Federal Reserve raised the federal funds target rate three times, increasing the key short-term rate to 1.00%–1.25%. The Fed also said it would slowly reduce its large portfolio of bonds purchased to stimulate the economy after the 2008 financial crisis. The European Central Bank decided to maintain its policy of buying bonds to stimulate growth, but it signaled plans to reduce purchases in 2018.

Performance as of October 31, 2017

International Equity Index Fund			Total return	Average annual total return				Annual operating expenses*
	Ticker	Inception date	1 year	5 years		10 years		gross	net
Institutional Class	TCIEX	10/1/02	23.84%	8.69%		1.25%		0.06%	0.06%
Advisor Class	TCIHX	12/4/15	23.68	8.65	†	1.23	†	0.15	0.15
Premier Class	TRIPX	9/30/09	23.67	8.53		1.13	†	0.21	0.21
Retirement Class	TRIEX	10/1/02	23.55	8.43		1.00		0.31	0.31
MSCI EAFE Index		—	23.44	8.53		1.10		—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor and Premier classes that is prior to their respective inception dates is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor and Premier classes. If those higher expenses had been reflected, the performance of these two classes shown for these periods would have been lower.

22	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

For the twelve months, the MSCI EAFE Index, which measures stock performance in 21 developed-market nations outside North America, nearly matched the 23.98% gain of the broad U.S. stock market, as measured by the Russell 3000® Index. The MSCI Emerging Markets Index advanced 26.45%. For the ten years ended October 31, 2017, the average annual gain of the EAFE index was 1.10% compared with the 7.61% average annual return of the Russell 3000 Index.

Currency translation lifts the benchmark’s U.S-dollar return

In local currency terms, the EAFE index gained 21.11% for the period. Translating currencies into U.S. dollars boosted returns for most EAFE index country constituents. An exception was Japan, the largest constituent at 23.8%. Japan returned 27.4% in yen, but 17.8% in U.S.-dollar terms. The EAFE index’s next-largest constituents at period-end were the United Kingdom, at 17.6%, France, at 10.7% and Germany, at 9.8%. These markets gained 21.6%, 33.4% and 30.0%, respectively, in U.S.-dollar terms.

Most of the five largest stocks underperform, despite gains

For the twelve-month period, despite the positive results of the index’s five largest holdings, only one of the stocks outperformed the index—British bank HSBC, which benefited from its strong capital position and successful cost-saving initiatives. Nestlé and Novartis both rose more than 18.0% during the period, but still trailed the benchmark. Toyota also lagged the index, while Swiss pharmaceutical company Roche posted the lowest gain.

The fund’s returns may sometimes diverge from the returns of its benchmark more than would be expected. This divergence may be the result of the fund’s fair value pricing adjustments or of the timing of foreign currency valuations.

Many foreign exchanges close for trading before the fund’s net asset value (NAV) is calculated (see the fund’s current prospectus for more details on NAV calculations). In the intervening hours, the values of foreign securities can change, and these changes are not reflected immediately in the returns of the fund’s benchmark. These changes are, however, taken into account to value the fund’s portfolio holdings at the time the fund’s NAV is calculated; these are known as fair value pricing adjustments.

$10,000 over 10 years

Institutional Class

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Holdings by country

% of portfolio investments as of 10/31/2017
Japan	23.7
United Kingdom	15.6
France	10.2
Germany	9.6
Switzerland	8.5
Australia	6.7
Netherlands	4.5
Hong Kong	3.3
Spain	3.3
Sweden	2.8
20 other nations	10.3
Short-term investments	1.5
Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 10/31/2017
More than $50 billion	41.1
More than $15 billion–$50 billion	36.1
More than $2 billion–$15 billion	22.8
Total	100.0

Fund profile

as of 10/31/2017
Net assets	$11.57 billion
Number of holdings	939
Portfolio turnover rate	11%
Weighted median market capitalization	$39.14 billion
Price/earnings ratio (weighted 12-month trailing average)†	19.3

†	Price/earnings ratio is the price of a stock divided by its earnings per share for the past twelve-month period.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	23

Summary portfolio of investments

Equity Index Fund  ■  October 31, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$154,784,237	1.0%
BANKS
5,779,074		Bank of America Corp	158,288,837	1.0
1,600,117		Citigroup, Inc	117,608,600	0.8
2,072,799		JPMorgan Chase & Co	208,544,307	1.3
2,632,908		Wells Fargo & Co	147,811,455	0.9
		Other	447,003,428	2.9
			1,079,256,627	6.9
CAPITAL GOODS
340,247		3M Co	78,321,457	0.5
326,992		Boeing Co	84,357,396	0.5
5,095,718		General Electric Co	102,729,675	0.7
443,975		Honeywell International, Inc	64,003,436	0.4
		Other	876,130,430	5.6
			1,205,542,394	7.7
COMMERCIAL & PROFESSIONAL SERVICES			138,741,677	0.9
CONSUMER DURABLES & APPAREL			213,055,547	1.4
CONSUMER SERVICES
478,360		McDonald’s Corp	79,843,068	0.5
		Other	275,305,918	1.8
			355,148,986	2.3
DIVERSIFIED FINANCIALS			606,840,574	3.9
ENERGY
1,108,329		Chevron Corp	128,444,248	0.8
2,488,160	d	Exxon Mobil Corp	207,388,136	1.4
		Other	534,771,087	3.4
			870,603,471	5.6
FOOD & STAPLES RETAILING
852,882		Wal-Mart Stores, Inc	74,465,127	0.5
		Other	117,388,987	0.7
			191,854,114	1.2
FOOD, BEVERAGE & TOBACCO
1,128,161		Altria Group, Inc	72,450,499	0.5
2,263,952		Coca-Cola Co	104,096,513	0.7
841,646		PepsiCo, Inc	92,774,639	0.6
906,478		Philip Morris International, Inc	94,853,858	0.6
		Other	306,877,753	1.9
			671,053,262	4.3
HEALTH CARE EQUIPMENT & SERVICES
801,416		Medtronic plc	64,530,016	0.4
562,136		UnitedHealth Group, Inc	118,172,230	0.7
		Other	670,330,366	4.3
			853,032,612	5.4
HOUSEHOLD & PERSONAL PRODUCTS
1,504,684		Procter & Gamble Co	129,914,416	0.8
		Other	108,605,699	0.7
			238,520,115	1.5
Shares		Company	Value	% of net assets
INSURANCE
1,129,887	*	Berkshire Hathaway, Inc (Class B)	$211,221,076	1.4%
		Other	456,183,021	2.9
			667,404,097	4.3
MATERIALS
1,368,052		DowDuPont, Inc	98,923,840	0.6
		Other	444,013,110	2.9
			542,936,950	3.5
MEDIA
2,760,961		Comcast Corp (Class A)	99,477,425	0.6
917,439		Walt Disney Co	89,734,708	0.6
		Other	210,949,602	1.3
			400,161,735	2.5
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
934,059		AbbVie, Inc	84,298,825	0.5
431,381		Amgen, Inc	75,586,579	0.5
966,099		Bristol-Myers Squibb Co	59,569,664	0.4
762,669		Gilead Sciences, Inc	57,169,668	0.4
1,580,372		Johnson & Johnson	220,319,660	1.4
1,604,257		Merck & Co, Inc	88,378,518	0.5
3,469,377		Pfizer, Inc	121,636,358	0.8
		Other	545,715,153	3.5
			1,252,674,425	8.0
REAL ESTATE			608,341,158	3.9
RETAILING
232,943	*	Amazon.com, Inc	257,467,239	1.6
704,670		Home Depot, Inc	116,820,193	0.7
28,764	*	Priceline.com, Inc	54,995,617	0.4
		Other	342,964,853	2.2
			772,247,902	4.9
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
236,951		Broadcom Ltd	62,533,738	0.4
2,762,309		Intel Corp	125,657,436	0.8
333,220		NVIDIA Corp	68,913,228	0.4
589,678		Texas Instruments, Inc	57,015,966	0.4
		Other	305,839,676	2.0
			619,960,044	4.0
SOFTWARE & SERVICES
174,409	*	Alphabet, Inc (Class A)	180,171,473	1.2
177,125	*	Alphabet, Inc (Class C)	180,072,360	1.1
1,368,187	*	Facebook, Inc	246,355,751	1.6
504,144		International Business Machines Corp	77,668,425	0.5
552,557		MasterCard, Inc (Class A)	82,203,905	0.5
4,397,936		Microsoft Corp	365,820,316	2.3
1,685,006		Oracle Corp	85,766,805	0.5
1,083,467		Visa, Inc (Class A)	119,159,701	0.8
		Other	821,540,600	5.3
			2,158,759,336	13.8

24	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

Equity Index Fund  ■  October 31, 2017

Shares	Company	Value	% of net assets
TECHNOLOGY HARDWARE & EQUIPMENT
3,058,872	Apple, Inc	$517,071,723	3.3%
2,939,763	Cisco Systems, Inc	100,392,906	0.7
	Other	268,491,146	1.7
		885,955,775	5.7
TELECOMMUNICATION SERVICES
3,607,538	AT&T, Inc	121,393,654	0.8
2,391,222	Verizon Communications, Inc	114,467,797	0.7
	Other	39,674,646	0.3
		275,536,097	1.8
TRANSPORTATION		321,117,788	2.0
UTILITIES		497,961,608	3.2
	TOTAL COMMON STOCKS (Cost $9,699,451,750)	15,581,490,531	99.7
RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		2,700	0.0
	TOTAL RIGHTS / WARRANTS (Cost $364)	2,700	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		42,700,000	0.3
TREASURY DEBT		2,947,105	0.0
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
200,905,673	c	State Street Navigator Securities Lending Government Money Market Portfolio	$200,905,673	1.3%
			200,905,673	1.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $246,552,839)		246,552,778	1.6
	TOTAL PORTFOLIO (Cost $9,946,004,953)		15,828,046,009	101.3
	OTHER ASSETS & LIABILITIES, NET		(199,219,288)	(1.3)
	NET ASSETS		$15,628,826,721	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities on loan is $194,873,093.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	53	12/15/17	$3,986,142	$3,982,155	$(3,987)
S&P 500 E Mini Index	233	12/15/17	29,915,636	29,971,955	56,319
S&P Mid-Cap 400 E-Mini Index	22	12/15/17	4,021,272	4,034,580	13,308
Total	308		$37,923,050	$37,988,690	$65,640

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	25

Summary portfolio of investments

Large-Cap Growth Index Fund  ■  October 31, 2017

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS		$44,093,414	0.8%
BANKS		14,228,106	0.3
CAPITAL GOODS
254,168	3M Co	58,506,932	1.1
243,611	Boeing Co	62,846,766	1.1
225,179	Caterpillar, Inc	30,579,308	0.6
194,459	Honeywell International, Inc	28,033,209	0.5
98,699	Lockheed Martin Corp	30,415,084	0.6
	Other	258,176,178	4.7
		468,557,477	8.6
COMMERCIAL & PROFESSIONAL SERVICES		44,037,688	0.8
CONSUMER DURABLES & APPAREL
579,661	Nike, Inc (Class B)	31,875,559	0.6
	Other	45,167,341	0.8
		77,042,900	1.4
CONSUMER SERVICES
357,690	McDonald’s Corp	59,702,038	1.1
618,056	Starbucks Corp	33,894,191	0.7
	Other	93,656,206	1.7
		187,252,435	3.5
DIVERSIFIED FINANCIALS		114,347,192	2.1
ENERGY		46,846,296	0.9
FOOD & STAPLES RETAILING		22,807,895	0.4
FOOD, BEVERAGE & TOBACCO
846,497	Altria Group, Inc	54,362,037	1.0
1,259,866	Coca-Cola Co	57,928,639	1.0
190,822	Costco Wholesale Corp	30,737,608	0.6
544,760	PepsiCo, Inc	60,048,895	1.1
	Other	76,590,675	1.4
		279,667,854	5.1
HEALTH CARE EQUIPMENT & SERVICES
419,592	UnitedHealth Group, Inc	88,206,630	1.6
	Other	218,759,160	4.0
		306,965,790	5.6
HOUSEHOLD & PERSONAL PRODUCTS		50,513,680	0.9
INSURANCE		61,657,683	1.1
MATERIALS
488,183	DowDuPont, Inc	35,300,513	0.7
191,797	Monsanto Co	23,226,617	0.4
	Other	149,177,227	2.7
		207,704,357	3.8
MEDIA
1,905,870	Comcast Corp (Class A)	68,668,496	1.3
467,841	Walt Disney Co	45,759,528	0.8
	Other	53,407,486	1.0
		167,835,510	3.1
Shares		Company	Value	% of net assets
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
696,639		AbbVie, Inc	$62,871,670	1.2%
87,248	*	Biogen Idec, Inc	27,191,712	0.5
338,838	*	Celgene Corp	34,212,473	0.6
427,529		Eli Lilly & Co	35,031,726	0.6
407,924		Gilead Sciences, Inc	30,577,983	0.6
180,530		Johnson & Johnson	25,167,687	0.5
		Other	192,074,805	3.5
			407,128,056	7.5
REAL ESTATE
184,738		American Tower Corp	26,541,308	0.5
		Other	110,793,727	2.0
			137,335,035	2.5
RETAILING
174,050	*	Amazon.com, Inc	192,373,984	3.5
526,576		Home Depot, Inc	87,295,769	1.6
369,692		Lowe’s Companies, Inc	29,556,876	0.5
179,445	*	NetFlix, Inc	35,248,381	0.7
21,517	*	Priceline.com, Inc	41,139,643	0.8
		Other	93,376,930	1.7
			478,991,583	8.8
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
472,314		Applied Materials, Inc	26,652,679	0.5
177,164		Broadcom Ltd	46,755,351	0.9
249,153		NVIDIA Corp	51,527,332	0.9
437,546		Texas Instruments, Inc	42,306,323	0.8
		Other	112,861,314	2.1
			280,102,999	5.2
SOFTWARE & SERVICES
271,848		Accenture plc	38,700,281	0.7
216,222	*	Adobe Systems, Inc	37,873,446	0.7
130,408	*	Alphabet, Inc (Class A)	134,716,680	2.5
132,472	*	Alphabet, Inc (Class C)	134,676,334	2.5
1,022,493	*	Facebook, Inc	184,110,090	3.4
258,829		International Business Machines Corp	39,875,196	0.7
412,844		MasterCard, Inc (Class A)	61,418,802	1.1
3,285,561		Microsoft Corp	273,292,964	5.0
495,608	*	PayPal Holdings, Inc	35,961,316	0.7
295,779	*	salesforce.com, Inc	30,270,023	0.5
809,666		Visa, Inc (Class A)	89,047,067	1.6
		Other	331,317,844	6.1
			1,391,260,043	25.5
TECHNOLOGY HARDWARE & EQUIPMENT
2,285,470		Apple, Inc	386,335,849	7.1
		Other	64,660,212	1.2
			450,996,061	8.3
TELECOMMUNICATION SERVICES
895,331		Verizon Communications, Inc	42,859,495	0.8
		Other	7,653,753	0.1
			50,513,248	0.9

26	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

Large-Cap Growth Index Fund  ■  October 31, 2017

Shares		Company	Value	% of net assets
TRANSPORTATION
108,315		FedEx Corp	$24,458,610	0.4%
320,570		Union Pacific Corp	37,118,800	0.7
302,484		United Parcel Service, Inc (Class B)	35,550,945	0.7
		Other	55,871,666	1.0
			153,000,021	2.8
UTILITIES			666,250	0.0
	TOTAL COMMON STOCKS (Cost $3,694,418,702)		5,443,551,573	99.9

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			5,300,000	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
27,932,087	c	State Street Navigator Securities Lending Government Money Market Portfolio	27,932,087	0.5
			27,932,087	0.5
	TOTAL SHORT-TERM INVESTMENTS (Cost $33,232,087)		33,232,087	0.6
	TOTAL PORTFOLIO (Cost $3,727,650,789)		5,476,783,660	100.5
	OTHER ASSETS & LIABILITIES, NET		(27,910,591)	(0.5)
	NET ASSETS		$5,448,873,069	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities on loan is $26,686,863.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	27

Summary portfolio of investments

Large-Cap Value Index Fund  ■  October 31, 2017

Shares	Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
703,524	General Motors Co	$30,237,462	0.5%
	Other	42,388,066	0.7
		72,625,528	1.2
BANKS
5,231,082	Bank of America Corp	143,279,336	2.2
1,446,758	Citigroup, Inc	106,336,713	1.7
1,877,096	JPMorgan Chase & Co	188,854,628	2.9
255,697	PNC Financial Services Group, Inc	34,976,793	0.5
838,433	US Bancorp	45,593,986	0.7
2,384,507	Wells Fargo & Co	133,866,223	2.1
	Other	168,329,165	2.6
		821,236,844	12.7
CAPITAL GOODS
3,810,608	General Electric Co	76,821,857	1.2
397,220	United Technologies Corp	47,571,067	0.8
	Other	293,382,969	4.5
		417,775,893	6.5
COMMERCIAL & PROFESSIONAL SERVICES		32,729,434	0.5
CONSUMER DURABLES & APPAREL		71,499,965	1.1
CONSUMER SERVICES		51,150,592	0.8
DIVERSIFIED FINANCIALS
388,044	American Express Co	37,065,963	0.6
536,580	Bank of New York Mellon Corp	27,607,041	0.4
65,678	BlackRock, Inc	30,923,173	0.5
195,326	Goldman Sachs Group, Inc	47,362,648	0.7
702,534	Morgan Stanley	35,126,700	0.5
	Other	238,564,424	3.7
		416,649,949	6.4
ENERGY
1,002,432	Chevron Corp	116,171,844	1.8
648,280	ConocoPhillips	33,159,522	0.5
275,539	EOG Resources, Inc	27,518,080	0.4
2,248,739	Exxon Mobil Corp	187,432,396	2.9
736,313	Schlumberger Ltd	47,124,032	0.7
	Other	280,465,774	4.4
		691,871,648	10.7
FOOD & STAPLES RETAILING
541,869	CVS Health Corp	37,134,283	0.6
772,645	Wal-Mart Stores, Inc	67,459,635	1.0
	Other	36,354,342	0.6
		140,948,260	2.2
FOOD, BEVERAGE & TOBACCO
780,795	Mondelez International, Inc	32,348,337	0.5
748,808	Philip Morris International, Inc	78,355,269	1.2
	Other	139,934,839	2.2
		250,638,445	3.9
Shares		Company	Value	% of net assets
HEALTH CARE EQUIPMENT & SERVICES
895,584		Abbott Laboratories	$48,567,520	0.7%
141,082		Anthem, Inc	29,515,765	0.5
323,428		Danaher Corp	29,842,702	0.5
676,388		Medtronic plc	54,462,762	0.8
		Other	167,998,889	2.6
			330,387,638	5.1
HOUSEHOLD & PERSONAL PRODUCTS
1,288,875		Procter & Gamble Co	111,281,468	1.7
		Other	38,316,929	0.6
			149,598,397	2.3
INSURANCE
420,282		American International Group, Inc	27,154,420	0.4
1,020,639	*	Berkshire Hathaway, Inc (Class B)	190,798,255	2.9
245,742		Chubb Ltd	37,062,808	0.6
		Other	246,604,917	3.8
			501,620,400	7.7
MATERIALS
646,090		DowDuPont, Inc	46,718,768	0.7
		Other	144,133,511	2.3
			190,852,279	3.0
MEDIA
410,346		Time Warner, Inc	40,332,908	0.6
		Other	104,592,605	1.6
			144,925,513	2.2
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
178,675		Allergan plc	31,666,570	0.5
277,377		Amgen, Inc	48,601,998	0.7
441,489		Bristol-Myers Squibb Co	27,222,212	0.4
1,211,203		Johnson & Johnson	168,853,810	2.6
1,372,234		Merck & Co, Inc	75,596,371	1.2
3,137,335		Pfizer, Inc	109,994,965	1.7
		Other	88,287,539	1.4
			550,223,465	8.5
REAL ESTATE			307,983,331	4.8
RETAILING			89,329,928	1.4
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
2,499,789		Intel Corp	113,715,402	1.7
786,592		Qualcomm, Inc	40,124,058	0.6
		Other	30,346,716	0.5
			184,186,176	2.8
SOFTWARE & SERVICES
1,401,184		Oracle Corp	71,320,266	1.1
		Other	101,647,705	1.6
			172,967,971	2.7
TECHNOLOGY HARDWARE & EQUIPMENT
2,658,932		Cisco Systems, Inc	90,802,528	1.4
		Other	107,164,233	1.7
			197,966,761	3.1

28	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

Large-Cap Value Index Fund  ■  October 31, 2017

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
3,264,455		AT&T, Inc	$109,848,911	1.7%
1,087,087		Verizon Communications, Inc	52,038,855	0.8
		Other	17,319,130	0.3
			179,206,896	2.8
TRANSPORTATION			87,116,397	1.2
UTILITIES
340,930		Dominion Resources, Inc	27,663,060	0.4
370,320		Duke Energy Corp	32,702,959	0.5
247,608		NextEra Energy, Inc	38,396,573	0.6
529,725		Southern Co	27,651,645	0.4
		Other	283,338,153	4.4
			409,752,390	6.3
	TOTAL COMMON STOCKS (Cost $5,410,331,846)		6,463,244,100	99.9

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT			3,700,000	0.1

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
38,886,042	c	State Street Navigator Securities Lending Government Money Market Portfolio	38,886,042	0.6
			38,886,042	0.6
	TOTAL SHORT-TERM INVESTMENTS (Cost $42,586,042)		42,586,042	0.7
	TOTAL PORTFOLIO (Cost $5,452,917,888)		6,505,830,142	100.6
	OTHER ASSETS & LIABILITIES, NET		(33,496,416)	(0.6)
	NET ASSETS		$6,472,333,726	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities on loan is $37,813,055.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	29

Summary portfolio of investments

S&P 500 Index Fund  ■  October 31, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS			$33,004,567	0.7%
BANKS
2,062,350		Bank of America Corp	56,487,766	1.2
573,096		Citigroup, Inc	42,122,556	0.9
739,785		JPMorgan Chase & Co	74,429,769	1.6
939,625		Wells Fargo & Co	52,750,548	1.1
		Other	77,568,081	1.7
			303,358,720	6.5
CAPITAL GOODS
125,452		3M Co	28,877,796	0.6
116,843		Boeing Co	30,143,157	0.7
1,819,833		General Electric Co	36,687,833	0.8
160,116		Honeywell International, Inc	23,082,323	0.5
		Other	224,704,568	4.8
			343,495,677	7.4
COMMERCIAL & PROFESSIONAL SERVICES			24,066,201	0.5
CONSUMER DURABLES & APPAREL			53,073,429	1.1
CONSUMER SERVICES
170,303		McDonald’s Corp	28,425,274	0.6
		Other	58,117,727	1.3
			86,543,001	1.9
DIVERSIFIED FINANCIALS			174,672,798	3.7
ENERGY
398,368		Chevron Corp	46,166,868	1.0
891,084	d	Exxon Mobil Corp	74,271,851	1.6
		Other	153,996,364	3.3
			274,435,083	5.9
FOOD & STAPLES RETAILING
307,571		Wal-Mart Stores, Inc	26,854,024	0.6
		Other	37,032,664	0.8
			63,886,688	1.4
FOOD, BEVERAGE & TOBACCO
403,096		Altria Group, Inc	25,886,825	0.6
805,639		Coca-Cola Co	37,043,281	0.8
299,882		PepsiCo, Inc	33,055,993	0.7
326,353		Philip Morris International, Inc	34,149,578	0.7
		Other	93,168,457	2.0
			223,304,134	4.8
HEALTH CARE EQUIPMENT & SERVICES
365,070		Abbott Laboratories	19,797,746	0.4
284,964		Medtronic plc	22,945,301	0.5
203,270		UnitedHealth Group, Inc	42,731,419	0.9
		Other	178,155,875	3.8
			263,630,341	5.6
HOUSEHOLD & PERSONAL PRODUCTS
536,351		Procter & Gamble Co	46,308,545	1.0
		Other	34,005,695	0.7
			80,314,240	1.7
Shares		Company	Value	% of net assets
INSURANCE
404,564	*	Berkshire Hathaway, Inc (Class B)	$75,629,194	1.6%
		Other	127,751,858	2.8
			203,381,052	4.4
MATERIALS
490,619		DowDuPont, Inc	35,476,660	0.8
		Other	104,863,672	2.2
			140,340,332	3.0
MEDIA
989,099		Comcast Corp (Class A)	35,637,237	0.7
324,578		Walt Disney Co	31,746,974	0.7
		Other	56,037,465	1.2
			123,421,676	2.6
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
335,141		AbbVie, Inc	30,246,475	0.6
153,410		Amgen, Inc	26,880,500	0.6
344,724		Bristol-Myers Squibb Co	21,255,682	0.5
274,640		Gilead Sciences, Inc	20,587,014	0.4
564,245		Johnson & Johnson	78,661,396	1.7
574,954		Merck & Co, Inc	31,674,216	0.7
1,253,897		Pfizer, Inc	43,961,629	0.9
		Other	135,736,011	2.9
			389,002,923	8.3
REAL ESTATE			136,437,029	2.9
RETAILING
83,830	*	Amazon.com, Inc	92,655,622	2.0
247,874		Home Depot, Inc	41,092,552	0.9
		Other	120,732,139	2.6
			254,480,313	5.5
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
85,498		Broadcom Ltd	22,563,777	0.5
987,787		Intel Corp	44,934,431	1.0
126,017		NVIDIA Corp	26,061,576	0.5
208,270		Texas Instruments, Inc	20,137,626	0.4
		Other	73,563,852	1.6
			187,261,262	4.0
SOFTWARE & SERVICES
62,672	*	Alphabet, Inc (Class A)	64,742,683	1.4
63,464	*	Alphabet, Inc (Class C)	64,520,041	1.4
498,425	*	Facebook, Inc	89,746,406	1.9
182,090		International Business Machines Corp	28,052,785	0.6
196,115		MasterCard, Inc (Class A)	29,176,029	0.6
1,619,293		Microsoft Corp	134,692,792	2.9
634,042		Oracle Corp	32,272,738	0.7
384,482		Visa, Inc (Class A)	42,285,330	0.9
		Other	188,898,438	4.1
			674,387,242	14.5
TECHNOLOGY HARDWARE & EQUIPMENT
1,085,743		Apple, Inc	183,533,997	3.9
1,049,421		Cisco Systems, Inc	35,837,727	0.8
		Other	54,159,480	1.2
			273,531,204	5.9

30	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

S&P 500 Index Fund  ■  October 31, 2017

Shares		Company	Value	% of net assets
TELECOMMUNICATION SERVICES
1,289,628		AT&T, Inc	$43,395,982	0.9%
857,173		Verizon Communications, Inc	41,032,872	0.9
		Other	3,889,475	0.1
			88,318,329	1.9
TRANSPORTATION			97,019,829	2.0
UTILITIES			147,016,447	3.2
	TOTAL COMMON STOCKS (Cost $2,986,139,724)		4,638,382,517	99.4

Principal		Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT
$20,700,000		Federal Home Loan Bank (FHLB) 0.700%, 11/01/17	20,700,000	0.5

Shares		Company
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
10,694,332	c	State Street Navigator Securities Lending Government Money Market Portfolio	10,694,332	0.2
			10,694,332	0.2
	TOTAL SHORT-TERM INVESTMENTS (Cost $31,394,332)		31,394,332	0.7
	TOTAL PORTFOLIO (Cost $3,017,534,056)		4,669,776,849	100.1
	OTHER ASSETS & LIABILITIES, NET		(4,367,748)	(0.1)
	NET ASSETS		$4,665,409,101	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities on loan is $10,121,275.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	168	12/15/17	$21,523,688	$21,610,680	$86,992

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	31

Summary portfolio of investments

Small-Cap Blend Index Fund  ■  October 31, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
AUTOMOBILES & COMPONENTS
171,365		Dana Holding Corp	$5,224,919	0.2%
		Other	26,846,973	1.1
			32,071,892	1.3
BANKS
100,019		Hancock Holding Co	4,875,926	0.2
434,085	*	MGIC Investment Corp	6,207,416	0.3
256,974		Radian Group, Inc	5,386,175	0.2
248,907		Sterling Bancorp/DE	6,235,120	0.3
59,088	*	Texas Capital Bancshares, Inc	5,084,522	0.2
262,492		Umpqua Holdings Corp	5,370,586	0.2
64,475		Wintrust Financial Corp	5,241,173	0.2
		Other	270,181,197	11.2
			308,582,115	12.8
CAPITAL GOODS
51,383		Curtiss-Wright Corp	6,076,040	0.3
69,224		EMCOR Group, Inc	5,573,224	0.2
61,918		Woodward Governor Co	4,788,119	0.2
		Other	220,738,914	9.1
			237,176,297	9.8
COMMERCIAL & PROFESSIONAL SERVICES			89,319,699	3.7
CONSUMER DURABLES & APPAREL			61,522,840	2.5
CONSUMER SERVICES
55,648	*	Grand Canyon Education, Inc	4,981,052	0.2
		Other	91,174,232	3.8
			96,155,284	4.0
DIVERSIFIED FINANCIALS			73,171,020	3.0
ENERGY			86,627,534	3.6
FOOD & STAPLES RETAILING			12,120,331	0.5
FOOD, BEVERAGE & TOBACCO			39,638,550	1.6
HEALTH CARE EQUIPMENT & SERVICES
114,461		Healthsouth Corp	5,281,231	0.2
53,297	*	Masimo Corp	4,677,345	0.2
66,782	*	Medidata Solutions, Inc	5,024,010	0.2
		Other	140,727,219	5.9
			155,709,805	6.5
HOUSEHOLD & PERSONAL PRODUCTS			10,172,668	0.4
INSURANCE
196,279		Conseco, Inc	4,704,808	0.2
54,079		Primerica, Inc	4,785,991	0.2
		Other	50,979,904	2.1
			60,470,703	2.5
MATERIALS
172,611	*	Louisiana-Pacific Corp	4,691,567	0.2
		Other	104,131,921	4.3
			108,823,488	4.5
Shares		Company	Value	% of net assets
MEDIA			$30,655,703	1.3%
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
53,422	*	Bluebird Bio, Inc	7,431,000	0.3
148,610	*	Catalent, Inc	6,329,300	0.3
138,790	*	Exact Sciences Corp	7,632,062	0.3
57,994	*	PRA Health Sciences, Inc	4,722,452	0.2
		Other	173,662,660	7.2
			199,777,474	8.3
REAL ESTATE
175,855		Gramercy Property Trust	5,222,894	0.2
142,597		Healthcare Realty Trust, Inc	4,597,327	0.2
148,572		Starwood Waypoint Homes	5,394,649	0.2
		Other	155,370,282	6.5
			170,585,152	7.1
RETAILING			65,963,576	2.7
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
165,135	*	Entegris, Inc	5,408,171	0.2
159,326	*	Integrated Device Technology, Inc	4,950,259	0.2
62,648		MKS Instruments, Inc	6,806,705	0.3
46,400		Monolithic Power Systems, Inc	5,645,488	0.3
48,771	*	Silicon Laboratories, Inc	4,628,368	0.2
		Other	56,251,723	2.3
			83,690,714	3.5
SOFTWARE & SERVICES
88,788	*	Aspen Technology, Inc	5,728,602	0.2
55,423		Blackbaud, Inc	5,614,350	0.2
57,451	*	EPAM Systems, Inc	5,236,659	0.2
36,085		Fair Isaac Corp	5,238,099	0.2
101,810	*,e	GrubHub, Inc	6,212,446	0.3
75,008		MAXIMUS, Inc	4,982,781	0.2
57,602	*	Paycom Software, Inc	4,734,884	0.2
51,230	*	Proofpoint, Inc	4,734,164	0.2
		Other	168,482,530	7.0
			210,964,515	8.7
TECHNOLOGY HARDWARE & EQUIPMENT
26,652		Littelfuse, Inc	5,570,268	0.2
71,114	*	Lumentum Holdings, Inc	4,490,849	0.2
33,792		SYNNEX Corp	4,557,865	0.2
		Other	110,341,334	4.6
			124,960,316	5.2
TELECOMMUNICATION SERVICES			20,688,162	0.9
TRANSPORTATION
145,857	*	Knight-Swift Transportation Holdings, Inc	6,045,773	0.2
		Other	33,625,456	1.4
			39,671,229	1.6

32	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

Small-Cap Blend Index Fund  ■  October 31, 2017

Shares	Company	Value	% of net assets
UTILITIES
60,751	Allete, Inc	$4,759,841	0.2%
59,831	Idacorp, Inc	5,506,247	0.2
99,936	New Jersey Resources Corp	4,442,155	0.2
62,027	ONE Gas, Inc	4,774,839	0.2
106,206	Portland General Electric Co	5,070,275	0.2
55,203	Southwest Gas Corp	4,548,175	0.2
60,722	WGL Holdings, Inc	5,203,875	0.2
	Other	55,190,124	2.3
		89,495,531	3.7
	TOTAL COMMON STOCKS (Cost $1,726,788,150)	2,408,014,598	99.7
RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES		11,559	0.0
	TOTAL RIGHTS / WARRANTS (Cost $997)	11,559	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		4,050,000	0.2
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
195,804,934	c	State Street Navigator Securities Lending Government Money Market Portfolio	$195,804,934	8.1%
			195,804,934	8.1
	TOTAL SHORT-TERM INVESTMENTS (Cost $199,854,934)		199,854,934	8.3
	TOTAL PORTFOLIO (Cost $1,926,644,081)		2,607,881,091	108.0
	OTHER ASSETS & LIABILITIES, NET		(193,760,584)	(8.0)
	NET ASSETS		$2,414,120,507	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $190,613,634.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	48	12/15/17	$3,607,181	$3,606,480	$(701)

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	33

Summary portfolio of investments

Emerging Markets Equity Index Fund  ■  October 31, 2017

Shares		Company	Value	% of net assets
COMMON STOCKS
BRAZIL
2,144,651		AMBEV S.A.	$13,701,955	0.6%
1,402,748		Banco Bradesco S.A. (Preference)	14,870,938	0.6
1,486,186		Banco Itau Holding Financeira S.A.	19,103,757	0.8
1,380,872	*	Petroleo Brasileiro S.A.	7,353,282	0.3
1,839,446	*	Petroleo Brasileiro S.A. (Preference)	9,429,740	0.4
1,254,022		Vale S.A.	12,305,232	0.5
		Other	84,604,932	3.6
			161,369,836	6.8
CHILE			29,992,222	1.2
CHINA
519,402	*	Alibaba Group Holding Ltd (ADR)	96,032,236	4.0
125,245	*	Baidu, Inc (ADR)	30,552,265	1.3
37,006,000		Bank of China Ltd	18,494,220	0.8
38,635,350		China Construction Bank	34,528,991	1.4
3,483,000		China Life Insurance Co Ltd	11,547,191	0.5
1,822,500		China Merchants Bank Co Ltd	6,959,504	0.3
2,834,500		China Mobile Hong Kong Ltd	28,510,435	1.2
8,546,000		CNOOC Ltd	11,668,647	0.5
181,004	*	Ctrip.com International Ltd (ADR)	8,668,282	0.3
2,240,000		Geely Automobile Holdings Ltd	6,945,949	0.3
33,986,000		Industrial & Commercial Bank of China	27,041,471	1.1
301,032	*	JD.com, Inc (ADR)	11,294,721	0.5
36,083		Netease.com (ADR)	10,172,519	0.4
2,408,000		Ping An Insurance Group Co of China Ltd	21,161,356	0.9
2,596,700		Tencent Holdings Ltd	116,708,914	4.9
		Other	241,138,071	10.1
			681,424,772	28.5
COLOMBIA			9,505,229	0.4
CZECH REPUBLIC			4,179,681	0.2
EGYPT			2,772,716	0.1
GREECE			7,141,907	0.3
HONG KONG			13,320,708	0.5
HUNGARY			7,911,289	0.3
INDIA
680,930		Housing Development Finance Corp	17,958,029	0.8
847,377		Infosys Technologies Ltd	12,065,004	0.5
1,216,177		Reliance Industries Ltd	17,681,534	0.7
209,713		Tata Consultancy Services Ltd	8,500,703	0.4
		Other	149,006,726	6.2
			205,211,996	8.6
INDONESIA
4,525,400		PT Bank Central Asia Tbk	6,971,110	0.3
		Other	44,696,534	1.9
			51,667,644	2.2
Shares	Company	Value	% of net assets
KOREA, REPUBLIC OF
266,079	Hynix Semiconductor, Inc	$19,618,715	0.8%
30,975	Hyundai Mobis	7,368,088	0.3
70,177	Hyundai Motor Co	10,096,128	0.4
179,990	KB Financial Group, Inc	9,410,652	0.4
20,945	LG Chem Ltd	7,551,856	0.3
12,843	Naver Corp	10,265,050	0.4
33,892	POSCO	9,879,024	0.4
44,694	Samsung Electronics Co Ltd	110,175,390	4.6
8,062	Samsung Electronics Co Ltd (Preference)	16,146,929	0.7
192,981	Shinhan Financial Group Co Ltd	8,668,357	0.4
	Other	161,791,240	6.8
		370,971,429	15.5
MALAYSIA		51,701,647	2.2
MEXICO
15,298,670	America Movil S.A. de C.V. (Series L)	13,198,586	0.6
884,437	Fomento Economico Mexicano S.A. de C.V.	7,721,164	0.3
	Other	52,155,384	2.2
		73,075,134	3.1
PAKISTAN		2,091,178	0.1
PERU		9,173,245	0.4
PHILIPPINES		25,875,482	1.1
POLAND		30,724,372	1.3
QATAR		12,973,713	0.5
ROMANIA		2,340,898	0.1
RUSSIA
2,582,553	Gazprom OAO (ADR)	11,093,134	0.5
204,184	LUKOIL PJSC (ADR)	10,845,922	0.4
1,157,777	Sberbank of Russian Federation (ADR)	16,616,658	0.7
	Other	38,786,535	1.6
		77,342,249	3.2
SOUTH AFRICA
199,856	Naspers Ltd (N Shares)	48,691,416	2.0
251,440	Sasol Ltd	7,346,518	0.3
	Other	90,641,703	3.8
		146,679,637	6.1
TAIWAN
7,131,141	Hon Hai Precision Industry Co, Ltd	26,506,043	1.1
46,000	Largan Precision Co Ltd	8,719,742	0.4
689,961	MediaTek, Inc	7,851,420	0.3
11,248,000	Taiwan Semiconductor Manufacturing Co Ltd	90,932,199	3.8
	Other	145,712,589	6.1
		279,721,993	11.7
THAILAND		51,654,235	2.2
TURKEY		25,347,998	1.1
UNITED ARAB EMIRATES		16,409,046	0.7

34	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

Emerging Markets Equity Index Fund  ■  October 31, 2017

Shares	Company	Value	% of net assets
UNITED STATES
434,953	Vanguard Emerging Markets ETF	$19,411,952	0.8%
177,746	* Yum China Holdings, Inc	7,172,051	0.3
	Other	3,944,510	0.2
		30,528,513	1.3
	TOTAL COMMON STOCKS (Cost $1,930,328,853)	2,381,108,769	99.7

PREFERRED STOCKS
BRAZIL		5,872,869	0.3
INDIA		167,191	0.0
PHILIPPINES		596	0.0
	TOTAL PREFERRED STOCKS (Cost $5,444,033)	6,040,656	0.3
RIGHTS / WARRANTS
BRAZIL		18,698	0.0
INDIA		590,893	0.0
	TOTAL RIGHTS / WARRANTS (Cost $711,957)	609,591	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		800,000	0.0
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
32,823,175	c	State Street Navigator Securities Lending Government Money Market Portfolio	$32,823,175	1.4%
			32,823,175	1.4
	TOTAL SHORT-TERM INVESTMENTS (Cost $33,623,175)		33,623,175	1.4
	TOTAL PORTFOLIO (Cost $1,970,108,018)		2,421,382,191	101.4
	OTHER ASSETS & LIABILITIES, NET		(34,040,383)	(1.4)
	NET ASSETS		$2,387,341,808	100.0%

Abbreviation(s):
ADR	American Depositary Receipt
ETF	Exchange Traded Fund

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities on loan is $31,291,474.

At 10/31/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $11,304,657 or 0.5% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Summary of market values by sector

Emerging Markets Equity Index Fund  ■  October 31, 2017

Sector	Value	% of net assets
INFORMATION TECHNOLOGY	$673,388,473	28.3%
FINANCIALS	567,829,757	23.8
CONSUMER DISCRETIONARY	241,480,063	10.1
ENERGY	169,401,780	7.1
MATERIALS	162,207,653	6.8
CONSUMER STAPLES	148,407,768	6.2
INDUSTRIALS	127,589,785	5.3
TELECOMMUNICATION SERVICES	115,588,926	4.8
REAL ESTATE	66,311,676	2.8
UTILITIES	60,069,130	2.5
HEALTH CARE	55,484,005	2.3
SHORT-TERM INVESTMENTS	33,623,175	1.4
OTHER ASSETS & LIABILITIES, NET	(34,040,383)	(1.4)
NET ASSETS	$2,387,341,808	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	35

Summary portfolio of investments

International Equity Index Fund  ■  October 31, 2017

Shares	Company	Value	% of net assets
COMMON STOCKS
AUSTRALIA
2,287,657	Australia & New Zealand Banking Group Ltd	$52,498,403	0.5%
2,509,699	BHP Billiton Ltd	51,671,680	0.4
1,346,295	Commonwealth Bank of Australia	80,084,665	0.7
2,081,909	National Australia Bank Ltd	52,164,661	0.4
2,614,496	Westpac Banking Corp	66,223,708	0.6
	Other	485,060,427	4.2
		787,703,544	6.8
AUSTRIA		29,669,753	0.3
BELGIUM
591,838	Anheuser-Busch InBev S.A.	72,571,831	0.6
	Other	61,970,066	0.6
		134,541,897	1.2
CHILE		3,962,875	0.0
CHINA		2,359,157	0.0
DENMARK
1,455,558	Novo Nordisk AS	72,470,521	0.6
	Other	140,917,695	1.2
		213,388,216	1.8
FINLAND		110,316,403	1.0
FRANCE
1,529,541	AXA S.A.	46,174,377	0.4
882,397	BNP Paribas	68,870,573	0.6
454,273	European Aeronautic Defence and Space Co	46,615,225	0.4
199,557	L’Oreal S.A.	44,414,087	0.4
219,057	LVMH Moet Hennessy Louis Vuitton S.A.	65,336,612	0.6
884,142	Sanofi-Aventis	83,716,350	0.7
1,842,148	Total S.A.	102,677,816	0.9
	Other	735,822,349	6.3
		1,193,627,389	10.3
GERMANY
359,891	Allianz AG.	84,019,722	0.7
718,331	BASF SE	78,551,883	0.7
645,577	Bayer AG.	83,975,893	0.7
754,252	Daimler AG. (Registered)	62,969,593	0.6
2,540,621	Deutsche Telekom AG.	46,003,825	0.4
768,721	SAP AG.	87,835,962	0.8
597,641	Siemens AG.	85,840,794	0.7
	Other	591,953,856	5.1
		1,121,151,528	9.7
HONG KONG
9,468,600	AIA Group Ltd	71,350,437	0.6
	Other	315,650,894	2.7
		387,001,331	3.3
IRELAND		62,998,773	0.5
ISRAEL		50,999,096	0.4
ITALY		242,050,902	2.1
Shares	Company	Value	% of net assets
JAPAN
9,405,480	Mitsubishi UFJ Financial Group, Inc	$63,798,704	0.5%
646,100	Softbank Corp	57,258,754	0.5
2,036,200	Toyota Motor Corp	126,297,449	1.1
	Other	2,497,399,977	21.6
		2,744,754,884	23.7
JERSEY, C.I.		7,095,031	0.1
JORDAN		1,773,274	0.0
LUXEMBOURG		35,981,050	0.3
MACAU		4,823,081	0.0
MEXICO		2,956,592	0.0
NETHERLANDS
293,233	ASML Holding NV	52,907,807	0.5
3,054,955	ING Groep NV	56,453,930	0.5
3,501,189	Royal Dutch Shell plc (A Shares)	110,216,667	0.9
2,928,460	Royal Dutch Shell plc (B Shares)	94,288,414	0.8
	Other	214,626,351	1.9
		528,493,169	4.6
NEW ZEALAND		17,268,595	0.2
NORWAY		79,294,777	0.7
PORTUGAL		17,154,671	0.2
SINGAPORE		146,842,455	1.3
SOUTH AFRICA		12,382,135	0.1
SPAIN
5,239,007	Banco Bilbao Vizcaya Argentaria S.A.	45,812,336	0.4
12,588,431	Banco Santander S.A.	85,340,875	0.7
	Other	252,784,524	2.2
		383,937,735	3.3
SWEDEN		325,277,591	2.8
SWITZERLAND
9,615,206	Glencore Xstrata plc	46,376,055	0.4
2,431,079	Nestle S.A.	204,547,342	1.8
1,734,546	Novartis AG.	143,064,020	1.2
547,099	Roche Holding AG.	126,451,527	1.1
2,857,621	UBS AG.	48,617,003	0.4
	Other	418,454,189	3.6
		987,510,136	8.5
UNITED KINGDOM
987,144	AstraZeneca plc	66,791,114	0.6
15,378,187	BP plc	104,304,976	0.9
1,793,164	British American Tobacco plc	115,856,013	1.0
1,958,925	Diageo plc	66,894,963	0.6
3,878,544	GlaxoSmithKline plc	69,609,512	0.6
15,709,270	HSBC Holdings plc	153,402,875	1.3
55,831,171	Lloyds TSB Group plc	50,607,076	0.4
2,029,977	Prudential plc	49,826,524	0.4
529,359	Reckitt Benckiser Group plc	47,359,974	0.4
969,525	Rio Tinto plc	45,820,344	0.4

36	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

Summary portfolio of investments	concluded

International Equity Index Fund  ■  October 31, 2017

Shares	Company	Value	% of net assets
UNITED KINGDOM—continued
1,273,556	Unilever NV	$73,980,742	0.7%
1,003,780	Unilever plc	56,888,176	0.5
20,840,880	Vodafone Group plc	59,611,969	0.5
	Other	861,751,261	7.5
		1,822,705,519	15.8
UNITED STATES		49,796,154	0.4
	TOTAL COMMON STOCKS (Cost $9,556,863,456)	11,507,817,713	99.4
RIGHTS / WARRANTS
AUSTRALIA		24,080	0.0
SPAIN		773,614	0.0
UNITED KINGDOM		78,862	0.0
	TOTAL RIGHTS / WARRANTS (Cost $839,566)	876,556	0.0

Principal	Issuer
SHORT-TERM INVESTMENTS
GOVERNMENT AGENCY DEBT		3,950,000	0.0
TREASURY DEBT		19,727,490	0.3
Shares		Company	Value	% of net assets
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
153,868,250	c	State Street Navigator Securities Lending Government Money Market Portfolio	$153,868,250	1.3%
			153,868,250	1.3
	TOTAL SHORT-TERM INVESTMENTS (Cost $177,545,797)		177,545,740	1.6
	TOTAL PORTFOLIO (Cost $9,735,248,819)		11,686,240,009	101.0
	OTHER ASSETS & LIABILITIES, NET		(112,247,022)	(1.0)
	NET ASSETS		$11,573,992,987	100.0%

c	Investments made with cash collateral received from securities on loan.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 10/31/17, the aggregate value of securities on loan is $145,926,424.

At 10/31/17, the aggregate value of securities exempt from registration under Rule 144(A) of the Securities Act of 1933 amounted to $76,471,635 or 0.7% of net assets. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Mini MSCI EAFE Index	220	12/15/17	$21,971,710	$22,081,400	$109,690

Summary of market values by sector

International Equity Index Fund  ■  October 31, 2017

Sector	Value	% of net assets
FINANCIALS	$2,465,759,953	21.2%
INDUSTRIALS	1,643,787,669	14.2
CONSUMER DISCRETIONARY	1,445,344,186	12.5
CONSUMER STAPLES	1,283,697,617	11.1
HEALTH CARE	1,168,298,949	10.1
MATERIALS	914,119,393	7.9
INFORMATION TECHNOLOGY	742,880,001	6.4
ENERGY	596,205,267	5.2
TELECOMMUNICATION SERVICES	461,132,015	4.0
REAL ESTATE	404,281,450	3.5
UTILITIES	383,187,769	3.3
SHORT-TERM INVESTMENTS	177,545,740	1.6
OTHER ASSETS & LIABILITIES, NET	(112,247,022)	(1.0)
NET ASSETS	$11,573,992,987	100.0%

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	37

Statements of assets and liabilities

TIAA-CREF Funds  ■  October 31, 2017

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund
ASSETS
Portfolio investments, at value*†	$15,828,046,009	$5,476,783,660	$6,505,830,142	$4,669,776,849	$2,607,881,091	$2,421,382,191	$11,686,240,009
Cash	164,310	23,134	12,122	43,020	168,536	77,565	870,081
Cash – foreign^	—	—	—	—	—	124,012	180,601
Receivable from securities transactions	51,474	15,594,240	—	—	—	46,842	—
Receivable from Fund shares sold	3,873,870	5,312,458	5,155,335	2,948,690	1,501,226	1,784,357	7,158,085
Dividends and interest receivable	12,001,208	2,917,685	6,860,145	3,864,215	1,155,430	1,624,532	38,225,908
Receivable for variation margin on open futures contracts	109,823	—	—	31,028	24,196	—	86,462
Other	495,867	145,523	177,008	175,039	115,274	49,892	362,938
Total assets	15,844,742,561	5,500,776,700	6,518,034,752	4,676,838,841	2,610,845,753	2,425,089,391	11,733,124,084
LIABILITIES
Management fees payable	85,325	29,509	35,562	25,440	13,185	45,328	62,885
Service agreement fees payable	19,743	24,563	33,565	44,091	35,199	9,435	40,204
Distribution fees payable	212,220	—	—	—	—	7,929	40,606
Due to affiliates	38,790	16,533	21,179	14,828	10,853	13,910	30,100
Payable for collateral for securities loaned	200,905,673	27,932,087	38,886,042	10,694,332	195,804,934	32,823,175	153,868,250
Payable for securities transactions	—	21,600,756	5,768,158	—	370,788	628,911	912
Payable for delayed delivery securities	—	—	—	—	—	—	249,325
Payable for Fund shares redeemed	13,815,518	2,021,572	604,148	401,826	328,056	760,176	3,986,251
Payable for trustee compensation	528,158	154,193	191,900	184,811	120,268	54,667	385,466
Accrued expenses and other payables	310,413	124,418	160,472	64,412	41,963	3,404,052	467,098
Total liabilities	215,915,840	51,903,631	45,701,026	11,429,740	196,725,246	37,747,583	159,131,097
NET ASSETS	$15,628,826,721	$5,448,873,069	$6,472,333,726	$4,665,409,101	$2,414,120,507	$2,387,341,808	$11,573,992,987
NET ASSETS CONSIST OF:
Paid-in-capital	$9,536,372,866	$3,635,967,746	$5,281,881,177	$3,002,746,117	$1,625,235,950	$1,967,209,321	$9,513,516,209
Undistributed net investment income (loss)	214,420,805	51,320,173	121,876,406	64,840,374	22,362,001	37,984,701	233,412,975
Accumulated net realized gain (loss) on total investments	(4,073,647)	12,452,279	15,663,889	(54,507,175)	85,286,247	(65,895,281)	(123,927,262)
Net unrealized appreciation (depreciation) on total investments	5,882,106,697	1,749,132,871	1,052,912,254	1,652,329,785	681,236,309	448,043,067	1,950,991,065
NET ASSETS	$15,628,826,721	$5,448,873,069	$6,472,333,726	$4,665,409,101	$2,414,120,507	$2,387,341,808	$11,573,992,987
INSTITUTIONAL CLASS:
Net assets	$14,021,232,750	$4,767,108,466	$5,510,818,129	$3,500,746,344	$1,816,567,227	$2,062,554,061	$10,221,016,072
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	726,161,442	168,426,970	281,423,619	120,560,420	82,514,819	173,902,263	503,094,424
Net asset value per share	$19.31	$28.30	$19.58	$29.04	$22.02	$11.86	$20.32
ADVISOR CLASS:
Net assets	$8,389,475	$16,090,452	$2,346,421	$29,206,513	$4,847,763	$1,019,168	$25,184,436
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	434,776	569,119	119,978	1,006,842	220,400	86,014	1,241,117
Net asset value per share	$19.30	$28.27	$19.56	$29.01	$22.00	$11.85	$20.29
PREMIER CLASS:
Net assets	$111,914,685	$—	$—	$—	$—	$36,598,732	$319,115,503
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	5,814,237	—	—	—	—	3,095,169	15,753,356
Net asset value per share	$19.25	$—	$—	$—	$—	$11.82	$20.26
RETIREMENT CLASS:
Net assets	$544,771,871	$665,674,151	$959,169,176	$1,135,456,244	$592,705,517	$272,465,847	$1,008,676,976
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	27,847,777	23,386,582	48,283,537	39,390,219	26,854,123	23,084,677	48,663,685
Net asset value per share	$19.56	$28.46	$19.87	$28.83	$22.07	$11.80	$20.73
RETAIL CLASS:
Net assets	$942,517,940	$—	$—	$—	$—	$14,704,000	$—
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	48,035,604	—	—	—	—	1,245,346	—
Net asset value per share	$19.62	$—	$—	$—	$—	$11.81	$—
* Includes securities loaned of	$194,873,093	$26,686,863	$37,813,055	$10,121,275	$190,613,634	$31,291,474	$145,926,424
† Portfolio investments, cost	$9,946,004,953	$3,727,650,789	$5,452,917,888	$3,017,534,056	$1,926,644,081	$1,970,108,018	$9,735,248,819
^ Foreign cash, cost	$—	$—	$—	$—	$—	$123,737	$180,601

38	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	39

Statements of operations

TIAA-CREF Funds  ■  For the year ended October 31, 2017

	Equity Index Fund	Large-Cap Growth Index Fund	Large-Cap Value Index Fund	S&P 500 Index Fund	Small-Cap Blend Index Fund	Emerging Markets Equity Index Fund	International Equity Index Fund
INVESTMENT INCOME
Dividends*	$269,339,357	$67,041,485	$152,473,854	$83,646,266	$27,950,762	$46,641,133	$291,289,274
Income from securities lending	3,390,466	413,645	252,797	93,363	4,751,274	472,956	3,997,405
Interest	354,236	137,101	103,558	149,462	306,075	24,941	242,979
Total income	273,084,059	67,592,231	152,830,209	83,889,091	33,008,111	47,139,030	295,529,658
EXPENSES
Management fees	5,429,572	1,791,154	2,466,847	1,639,480	884,366	2,767,221	3,850,066
Shareholder servicing – Institutional Class	26,262	18,668	16,267	4,752	8,950	6,827	36,241
Shareholder servicing – Advisor Class	4,770	10,660	1,870	14,406	25,513	1,171	18,023
Shareholder servicing – Premier Class	204	—	—	—	—	81	577
Shareholder servicing – Retirement Class	1,262,029	1,354,506	2,195,363	2,482,215	1,287,820	490,683	2,051,332
Shareholder servicing – Retail Class	279,994	—	—	—	—	13,672	—
Distribution fees – Premier Class	136,498	—	—	—	—	38,300	417,666
Distribution fees – Retail Class	2,160,367	—	—	—	—	27,973	—
Administrative service fees	247,789	98,525	126,636	94,098	69,008	84,359	182,302
Trustee fees and expenses	203,227	66,559	94,165	61,935	34,140	29,417	142,234
Custody and accounting fees	146,768	74,295	94,474	67,007	61,358	797,331	652,258
Other expenses	791,351	513,599	591,073	385,954	252,352	438,131	906,308
Total expenses	10,688,831	3,927,966	5,586,695	4,749,847	2,623,507	4,695,166	8,257,007
Fee waiver by investment adviser and TPIS	—	—	—	—	(22,067)	(81)	(505)
Net expenses	10,688,831	3,927,966	5,586,695	4,749,847	2,601,440	4,695,085	8,256,502
Net investment income (loss)	262,395,228	63,664,265	147,243,514	79,139,244	30,406,671	42,443,945	287,273,156
NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments‡	73,725,468	36,442,007	112,380,271	(2,457,061)	101,538,503	151,930	(7,312,724)
Futures contracts	4,221,134	2,292,577	2,915,169	2,541,308	1,270,930	—	3,188,087
Foreign currency transactions	1,150	—	—	—	2,040	247,723	(1,839,943)
Net realized gain (loss) on total investments	77,947,752	38,734,584	115,295,440	84,247	102,811,473	399,653	(5,964,580)
Change in unrealized appreciation (depreciation) on:
Portfolio investments**	2,498,337,025	1,051,219,944	668,836,581	763,342,121	378,794,809	449,885,958	1,794,242,647
Futures contracts	115,082	29,963	64,400	142,842	(701)	—	89,863
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	—	—	—	—	—	(15,512)	668,361
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	2,498,452,107	1,051,249,907	668,900,981	763,484,963	378,794,108	449,870,446	1,795,000,871
Net realized and unrealized gain (loss) on total investments	2,576,399,859	1,089,984,491	784,196,421	763,569,210	481,605,581	450,270,099	1,789,036,291
Net increase (decrease) in net assets from operations	$2,838,795,087	$1,153,648,756	$931,439,935	$842,708,454	$512,012,252	$492,714,044	$2,076,309,447
* Net of foreign withholding taxes of	$42,159	$85	$36,379	$—	$8,788	$6,401,597	$25,121,607
‡ Includes net realized gain(loss) from securities sold to affiliates of	$(569,708)	$(99,609)	$319,611	$(1,518,207)	$(73,166)	$(635,961)	$(2,544,682)
** Includes net change in unrealized foreign capital gains taxes of	$—	$—	$—	$—	$—	$(2,461,287)	$—

40	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	41

Statements of changes in net assets

TIAA-CREF Funds  ■  For the year ended

		Equity Index Fund		Large-Cap Growth Index Fund		Large-Cap Value Index Fund		S&P 500 Index Fund		Small-Cap Blend Index Fund		Emerging Markets Equity Index Fund
		October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,	October 31,
		2017	2016	2017	2016	2017	2016	2017	2016	2017	2016	2017	2016
OPERATIONS
Net investment income (loss)		$262,395,228	$217,731,732	$63,664,265	$45,452,940	$147,243,514	$104,265,924	$79,139,244	$65,066,666	$30,406,671	$29,824,660	$42,443,945	$30,860,518
Net realized gain (loss) on total investments		77,947,752	51,791,476	38,734,584	(10,985,883)	115,295,440	35,052,294	84,247	7,914,332	102,811,473	48,385,674	399,653	(29,175,814)
Net change in unrealized appreciation (depreciation) on total investments		2,498,452,107	195,860,687	1,051,249,907	19,598,897	668,900,981	136,617,595	763,484,963	61,445,138	378,794,108	(3,590,179)	449,870,446	145,121,099
Net increase (decrease) in net assets from operations		2,838,795,087	465,383,895	1,153,648,756	54,065,954	931,439,935	275,935,813	842,708,454	134,426,136	512,012,252	74,620,155	492,714,044	146,805,803
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(205,509,687)	(173,624,070)	(42,391,726)	(35,569,469)	(98,648,534)	(72,142,155)	(53,066,810)	(43,722,807)	(24,416,875)	(21,514,684)	(27,179,138)	(24,414,359)
	Advisor Class†	(7,821)	(194)	(53,809)	(140)	(4,186)	(238)	(9,024)	(193)	(2,295)	(161)	(3,425)	(226)
	Premier Class	(1,414,691)	(937,442)	—	—	—	—	—	—	—	—	(294,852)	(211,337)
	Retirement Class	(7,735,619)	(6,746,243)	(4,486,701)	(4,244,624)	(14,286,394)	(9,657,994)	(15,020,296)	(12,371,696)	(6,337,158)	(5,799,966)	(2,291,496)	(1,805,790)
	Retail Class	(13,242,540)	(12,319,157)	—	—	—	—	—	—	—	—	(137,213)	(147,815)
From realized gains:	Institutional Class	(49,435,514)	(106,250,473)	—	(31,605,119)	(47,307,089)	(117,250,174)	(12,088,671)	(13,853,739)	(37,350,848)	(57,273,346)	—	—
	Advisor Class†	(1,888)	(120)	—	(125)	(2,026)	(388)	(2,085)	(62)	(3,534)	(430)	—	—
	Premier Class	(363,393)	(647,646)	—	—	—	—	—	—	—	—	—	—
	Retirement Class	(2,104,736)	(4,694,899)	—	(4,540,312)	(7,541,570)	(17,445,954)	(3,850,229)	(4,474,823)	(11,244,413)	(18,481,264)	—	—
	Retail Class	(3,709,399)	(8,823,828)	—	—	—	—	—	—	—	—	—	—
Total distributions		(283,525,288)	(314,044,072)	(46,932,236)	(75,959,789)	(167,789,799)	(216,496,903)	(84,037,115)	(74,423,320)	(79,355,123)	(103,069,851)	(29,906,124)	(26,579,527)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	3,180,702,475	1,890,574,776	1,384,113,558	1,064,376,178	1,931,455,512	1,535,541,867	713,461,568	472,290,248	322,531,302	195,087,919	587,169,287	466,475,084
	Advisor Class†	8,158,103	116,496	15,777,925	2,933,243	2,810,906	132,395	29,155,315	479,562	5,004,892	100,000	824,179	175,959
	Premier Class	43,052,544	23,581,570	—	—	—	—	—	—	—	—	15,305,091	7,506,279
	Retirement Class	85,170,698	74,040,184	220,951,005	96,536,164	262,631,147	246,193,166	284,917,979	158,279,411	125,963,736	36,259,350	93,917,028	50,136,247
	Retail Class	94,200,573	76,039,554	—	—	—	—	—	—	—	—	8,791,900	2,274,197
Reinvestments of distributions:	Institutional Class	254,236,324	278,744,081	37,924,443	58,795,458	120,431,307	161,779,700	64,265,599	56,733,863	60,604,504	75,880,718	26,539,878	24,330,018
	Advisor Class†	11,551	—	52,434	—	2,633	—	8,512	—	1,098	—	1,377	—
	Premier Class	1,739,046	1,512,695	—	—	—	—	—	—	—	—	292,560	211,337
	Retirement Class	9,840,355	11,441,142	4,486,701	8,784,936	21,827,964	27,103,948	18,870,525	16,846,519	17,581,571	24,281,230	2,291,496	1,805,790
	Retail Class	16,240,100	20,317,504	—	—	—	—	—	—	—	—	132,490	139,138
Redemptions:	Institutional Class	(1,704,246,234)	(1,057,162,367)	(671,832,233)	(530,849,968)	(1,329,949,153)	(575,154,884)	(378,425,611)	(235,489,114)	(262,034,644)	(184,417,815)	(434,768,403)	(173,711,998)
	Advisor Class†	(723,207)	—	(4,646,843)	(10,677)	(728,546)	(3)	(2,309,945)	(528)	(635,380)	(20)	(211,411)	—
	Premier Class	(20,750,300)	(50,718,194)	—	—	—	—	—	—	—	—	(2,734,404)	(1,217,280)
	Retirement Class	(76,146,688)	(51,764,768)	(89,117,280)	(72,260,959)	(120,325,161)	(41,362,231)	(138,599,350)	(116,755,976)	(64,305,416)	(66,785,725)	(11,223,736)	(6,093,396)
	Retail Class	(94,610,847)	(81,184,629)	—	—	—	—	—	—	—	—	(5,901,458)	(1,752,101)
Net increase (decrease) from shareholder transactions		1,796,874,493	1,135,538,044	897,709,710	628,304,375	888,156,609	1,354,233,958	591,344,592	352,383,985	204,711,663	80,405,657	280,425,874	370,279,274
Net increase (decrease) in net assets		4,352,144,292	1,286,877,867	2,004,426,230	606,410,540	1,651,806,745	1,413,672,868	1,350,015,931	412,386,801	637,368,792	51,955,961	743,233,794	490,505,550
NET ASSETS
Beginning of period		11,276,682,429	9,989,804,562	3,444,446,839	2,838,036,299	4,820,526,981	3,406,854,113	3,315,393,170	2,903,006,369	1,776,751,715	1,724,795,754	1,644,108,014	1,153,602,464
End of period		$15,628,826,721	$11,276,682,429	$5,448,873,069	$3,444,446,839	$6,472,333,726	$4,820,526,981	$4,665,409,101	$3,315,393,170	$2,414,120,507	$1,776,751,715	$2,387,341,808	$1,644,108,014
Undistributed net investment income (loss) included in net assets		$214,420,805	$178,373,894	$51,320,173	$35,027,787	$121,876,406	$86,324,243	$64,840,374	$53,520,422	$22,362,001	$21,943,718	$37,984,701	$25,039,395
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	179,077,525	123,200,687	56,009,221	48,620,315	104,547,423	94,054,573	27,035,016	20,389,801	15,969,080	11,358,910	58,375,164	54,238,487
	Advisor Class†	466,654	7,702	612,839	130,121	150,608	8,223	1,070,950	20,074	245,553	5,995	84,343	20,315
	Premier Class	2,443,509	1,529,136	—	—	—	—	—	—	—	—	1,476,210	876,451
	Retirement Class	4,807,180	4,699,611	8,871,192	4,418,520	13,970,577	14,547,390	10,896,635	6,861,909	6,156,471	2,062,752	9,115,260	5,759,588
	Retail Class	5,257,470	4,862,772	—	—	—	—	—	—	—	—	822,529	263,574
Shares reinvested:	Institutional Class	15,169,232	18,795,960	1,663,353	2,786,514	6,620,742	10,410,534	2,564,469	2,536,158	3,019,657	4,573,883	2,913,269	3,068,098
	Advisor Class†	689	—	2,300	—	145	—	340	—	55	—	151	—
	Premier Class	103,948	102,140	—	—	—	—	—	—	—	—	32,149	26,684
	Retirement Class	578,164	759,704	195,244	413,020	1,179,890	1,714,355	756,940	756,807	872,101	1,455,710	252,090	228,292
	Retail Class	950,825	1,344,640	—	—	—	—	—	—	—	—	14,559	17,568
Shares redeemed:	Institutional Class	(95,530,793)	(68,184,851)	(26,859,209)	(24,913,822)	(70,700,917)	(34,878,642)	(14,068,398)	(10,289,936)	(12,799,942)	(10,650,323)	(42,445,840)	(19,918,334)
	Advisor Class†	(40,269)	—	(175,660)	(481)	(38,998)	—	(84,500)	(22)	(31,203)	—	(18,795)	—
	Premier Class	(1,190,145)	(3,190,620)	—	—	—	—	—	—	—	—	(253,229)	(143,356)
	Retirement Class	(4,227,421)	(3,402,586)	(3,502,664)	(3,321,786)	(6,293,043)	(2,480,767)	(5,219,543)	(5,144,356)	(3,168,199)	(3,913,751)	(1,093,422)	(725,859)
	Retail Class	(5,284,709)	(5,203,074)	—	—	—	—	—	—	—	—	(553,759)	(201,627)
Net increase (decrease) from shareholder transactions		102,581,859	75,321,221	36,816,616	28,132,401	49,436,427	83,375,666	22,951,909	15,130,435	10,263,573	4,893,176	28,720,679	43,509,881
†	Advisor Class commenced operations on December 4, 2015.

42	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	43

Statements of changes in net assets	concluded

TIAA-CREF Funds ■ For the year ended

		International Equity Index Fund
		October 31,	October 31,
		2017	2016
OPERATIONS
Net investment income (loss)		$287,273,156	$217,912,829
Net realized gain (loss) on total investments		(5,964,580)	(74,621,450)
Net change in unrealized appreciation (depreciation) on total investments		1,795,000,871	(278,124,979)
Net increase (decrease) in net assets from operations		2,076,309,447	(134,833,600)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(206,166,892)	(163,179,996)
	Advisor Class†	(108,557)	(289)
	Premier Class	(6,888,928)	(6,734,359)
	Retirement Class	(17,519,643)	(17,160,264)
	Retail Class	—	—
From realized gains:	Institutional Class	—	—
	Advisor Class†	—	—
	Premier Class	—	—
	Retirement Class	—	—
	Retail Class	—	—
Total distributions		(230,684,020)	(187,074,908)
SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	2,943,044,211	1,905,264,517
	Advisor Class†	20,559,555	4,518,401
	Premier Class	73,570,103	61,170,367
	Retirement Class	237,239,092	85,149,912
	Retail Class	—	—
Reinvestments of distributions:	Institutional Class	201,701,307	158,959,527
	Advisor Class†	105,644	—
	Premier Class	6,880,494	6,718,085
	Retirement Class	17,519,643	17,160,264
	Retail Class	—	—
Redemptions:	Institutional Class	(1,214,713,905)	(683,392,389)
	Advisor Class†	(1,756,015)	(267,543)
	Premier Class	(56,049,816)	(55,951,004)
	Retirement Class	(69,260,142)	(73,221,046)
	Retail Class	—	—
Net increase (decrease) from shareholder transactions		2,158,840,171	1,426,109,091
Net increase (decrease) in net assets		4,004,465,598	1,104,200,583
NET ASSETS
Beginning of period		7,569,527,389	6,465,326,806
End of period		$11,573,992,987	$7,569,527,389
Undistributed net investment income (loss) included in net assets		$233,412,975	$178,505,522
CHANGE IN FUND SHARES
Shares sold:	Institutional Class	162,087,816	115,011,799
	Advisor Class†	1,087,062	259,162
	Premier Class	4,055,337	3,718,343
	Retirement Class	12,571,162	5,006,403
	Retail Class	—	—
Shares reinvested:	Institutional Class	12,114,193	9,628,076
	Advisor Class†	6,345	—
	Premier Class	413,740	407,404
	Retirement Class	1,028,752	1,016,603
	Retail Class	—	—
Shares redeemed:	Institutional Class	(65,168,652)	(41,237,770)
	Advisor Class†	(95,588)	(15,864)
	Premier Class	(3,104,226)	(3,343,770)
	Retirement Class	(3,672,502)	(4,313,428)
	Retail Class	—	—
Net increase (decrease) from shareholder transactions		121,323,439	86,136,958
†	Advisor Class commenced operations on December 4, 2015.

44	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

[This page intentionally left blank.]

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	45

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)	[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
EQUITY INDEX FUND
Institutional Class:	10/31/17		$15.95	$0.35		$3.42	$3.77	$(0.33)	$(0.08)	$(0.41)	$19.31
	10/31/16		15.82	0.33		0.30	0.63	(0.31)	(0.19)	(0.50)	15.95
	10/31/15		15.51	0.31		0.36	0.67	(0.28)	(0.08)	(0.36)	15.82
	10/31/14		13.65	0.27		1.88	2.15	(0.24)	(0.05)	(0.29)	15.51
	10/31/13		10.84	0.25		2.81	3.06	(0.19)	(0.06)	(0.25)	13.65
Advisor Class:	10/31/17		15.96	0.31		3.44	3.75	(0.33)	(0.08)	(0.41)	19.30
	10/31/16	‡	15.96	0.25		0.25	0.50	(0.31)	(0.19)	(0.50)	15.96
Premier Class:	10/31/17		15.91	0.32		3.41	3.73	(0.31)	(0.08)	(0.39)	19.25
	10/31/16		15.77	0.32		0.29	0.61	(0.28)	(0.19)	(0.47)	15.91
	10/31/15		15.46	0.29		0.36	0.65	(0.26)	(0.08)	(0.34)	15.77
	10/31/14		13.61	0.25		1.87	2.12	(0.22)	(0.05)	(0.27)	15.46
	10/31/13		10.81	0.24		2.80	3.04	(0.18)	(0.06)	(0.24)	13.61
Retirement Class:	10/31/17		16.16	0.31		3.46	3.77	(0.29)	(0.08)	(0.37)	19.56
	10/31/16		16.02	0.29		0.31	0.60	(0.27)	(0.19)	(0.46)	16.16
	10/31/15		15.71	0.28		0.36	0.64	(0.25)	(0.08)	(0.33)	16.02
	10/31/14		13.82	0.24		1.91	2.15	(0.21)	(0.05)	(0.26)	15.71
	10/31/13		10.97	0.23		2.84	3.07	(0.16)	(0.06)	(0.22)	13.82
Retail Class:	10/31/17		16.21	0.30		3.47	3.77	(0.28)	(0.08)	(0.36)	19.62
	10/31/16		16.06	0.29		0.32	0.61	(0.27)	(0.19)	(0.46)	16.21
	10/31/15		15.75	0.27		0.36	0.63	(0.24)	(0.08)	(0.32)	16.06
	10/31/14		13.85	0.23		1.92	2.15	(0.20)	(0.05)	(0.25)	15.75
	10/31/13		10.99	0.22		2.85	3.07	(0.15)	(0.06)	(0.21)	13.85
LARGE-CAP GROWTH INDEX FUND
Institutional Class:	10/31/17		22.13	0.36		6.11	6.47	(0.30)	—	(0.30)	28.30
	10/31/16		22.25	0.35		0.13	0.48	(0.32)	(0.28)	(0.60)	22.13
	10/31/15		21.03	0.33		1.52	1.85	(0.29)	(0.34)	(0.63)	22.25
	10/31/14		18.29	0.30		2.76	3.06	(0.26)	(0.06)	(0.32)	21.03
	10/31/13		14.54	0.29		3.73	4.02	(0.27)	—	(0.27)	18.29
Advisor Class:	10/31/17		22.12	0.31		6.13	6.44	(0.29)	—	(0.29)	28.27
	10/31/16	‡	22.50	0.24		(0.02)	0.22	(0.32)	(0.28)	(0.60)	22.12
Retirement Class:	10/31/17		22.26	0.30		6.15	6.45	(0.25)	—	(0.25)	28.46
	10/31/16		22.38	0.30		0.12	0.42	(0.26)	(0.28)	(0.54)	22.26
	10/31/15		21.15	0.28		1.53	1.81	(0.24)	(0.34)	(0.58)	22.38
	10/31/14		18.39	0.26		2.77	3.03	(0.21)	(0.06)	(0.27)	21.15
	10/31/13		14.61	0.26		3.75	4.01	(0.23)	—	(0.23)	18.39
LARGE-CAP VALUE INDEX FUND
Institutional Class:	10/31/17		17.16	0.45		2.53	2.98	(0.38)	(0.18)	(0.56)	19.58
	10/31/16		17.26	0.44		0.54	0.98	(0.41)	(0.67)	(1.08)	17.16
	10/31/15		17.97	0.43		(0.35)	0.08	(0.33)	(0.46)	(0.79)	17.26
	10/31/14		16.19	0.38		2.16	2.54	(0.33)	(0.43)	(0.76)	17.97
	10/31/13		13.27	0.35		3.21	3.56	(0.33)	(0.31)	(0.64)	16.19
Advisor Class:	10/31/17		17.15	0.41		2.56	2.97	(0.38)	(0.18)	(0.56)	19.56
	10/31/16	‡	17.33	0.31		0.59	0.90	(0.41)	(0.67)	(1.08)	17.15
Retirement Class:	10/31/17		17.41	0.41		2.58	2.99	(0.35)	(0.18)	(0.53)	19.87
	10/31/16		17.50	0.41		0.54	0.95	(0.37)	(0.67)	(1.04)	17.41
	10/31/15		18.21	0.40		(0.36)	0.04	(0.29)	(0.46)	(0.75)	17.50
	10/31/14		16.40	0.34		2.19	2.53	(0.29)	(0.43)	(0.72)	18.21
	10/31/13		13.43	0.32		3.25	3.57	(0.29)	(0.31)	(0.60)	16.40

46	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

					Ratios and supplemental data
	For the period				Net assets at	Ratios to average net assets						Portfolio
	or year ended		Total return		end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate
EQUITY INDEX FUND
Institutional Class:	10/31/17		24.00%		$14,021,233	0.05%		0.05%		1.96%		11%
	10/31/16		4.24		10,010,647	0.05		0.05		2.11		9
	10/31/15		4.48		8,759,567	0.05		0.05		1.99		8
	10/31/14		16.00		7,998,323	0.05		0.05		1.88		6
	10/31/13		28.85		6,705,277	0.06		0.06		2.09		8	[f]
Advisor Class:	10/31/17		23.85		8,389	0.15		0.15		1.76		11
	10/31/16	‡	3.38	[b]	123	0.07	[c]	0.07	[c]	1.77	[c]	9
Premier Class:	10/31/17		23.78		111,915	0.20		0.20		1.81		11
	10/31/16		4.07		70,911	0.20		0.20		2.08		9
	10/31/15		4.36		94,864	0.20		0.20		1.83		8
	10/31/14		15.81		70,236	0.20		0.20		1.73		6
	10/31/13		28.68		61,343	0.21		0.21		1.95		8	[f]
Retirement Class:	10/31/17		23.66		544,772	0.30		0.30		1.72		11
	10/31/16		3.99		431,405	0.30		0.30		1.87		9
	10/31/15		4.17		394,683	0.30		0.30		1.73		8
	10/31/14		15.76		314,958	0.30		0.30		1.63		6
	10/31/13		28.52		267,636	0.31		0.31		1.86		8	[f]
Retail Class:	10/31/17		23.59		942,518	0.33		0.33		1.69		11
	10/31/16		3.99		763,597	0.34		0.34		1.84		9
	10/31/15		4.12		740,691	0.35		0.35		1.70		8
	10/31/14		15.73		645,889	0.36		0.36		1.58		6
	10/31/13		28.49		536,027	0.38		0.38		1.79		8	[f]
LARGE-CAP GROWTH INDEX FUND
Institutional Class:	10/31/17		29.56		4,767,108	0.06		0.06		1.45		18
	10/31/16		2.29		3,044,925	0.06		0.06		1.61		22
	10/31/15		9.09		2,472,946	0.06		0.06		1.55		24
	10/31/14		17.00		1,750,638	0.06		0.06		1.56		21
	10/31/13		28.14		1,157,001	0.07		0.07		1.81		19	[f]
Advisor Class:	10/31/17		29.45		16,090	0.19		0.19		1.22		18
	10/31/16	‡	1.09	[b]	2,868	0.14	[c]	0.14	[c]	1.26	[c]	22
Retirement Class:	10/31/17		29.23		665,674	0.31		0.31		1.20		18
	10/31/16		2.02		396,654	0.31		0.31		1.36		22
	10/31/15		8.83		365,090	0.31		0.31		1.31		24
	10/31/14		16.72		298,976	0.31		0.31		1.31		21
	10/31/13		27.90		241,402	0.32		0.32		1.60		19	[f]
LARGE-CAP VALUE INDEX FUND
Institutional Class:	10/31/17		17.66		5,510,818	0.06		0.06		2.42		27
	10/31/16		6.37		4,134,073	0.06		0.06		2.66		23
	10/31/15		0.49		2,958,189	0.06		0.06		2.48		24
	10/31/14		16.38		2,362,546	0.06		0.06		2.23		21
	10/31/13		28.07		1,359,068	0.07		0.07		2.41		19	[f]
Advisor Class:	10/31/17		17.58		2,346	0.20		0.20		2.21		27
	10/31/16	‡	5.87	[b]	141	0.08	[c]	0.08	[c]	2.08	[c]	23
Retirement Class:	10/31/17		17.41		959,169	0.30		0.30		2.17		27
	10/31/16		6.06		686,313	0.31		0.31		2.43		23
	10/31/15		0.26		448,665	0.31		0.31		2.24		24
	10/31/14		16.07		384,292	0.31		0.31		2.00		21
	10/31/13		27.79		302,435	0.32		0.32		2.15		19	[f]

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	47

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)	[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
S&P 500 INDEX FUND
Institutional Class:	10/31/17		$24.06	$0.53		$5.04	$5.57	$(0.48)	$(0.11)	$(0.59)	$29.04
	10/31/16		23.66	0.51		0.50	1.01	(0.46)	(0.15)	(0.61)	24.06
	10/31/15		22.92	0.47		0.68	1.15	(0.41)	—	(0.41)	23.66
	10/31/14		19.91	0.42		2.94	3.36	(0.35)	—	(0.35)	22.92
	10/31/13		16.05	0.39		3.86	4.25	(0.39)	—	(0.39)	19.91
Advisor Class:	10/31/17		24.06	0.45		5.09	5.54	(0.48)	(0.11)	(0.59)	29.01
	10/31/16	‡	23.87	0.33		0.47	0.80	(0.46)	(0.15)	(0.61)	24.06
Retirement Class:	10/31/17		23.90	0.46		5.01	5.47	(0.43)	(0.11)	(0.54)	28.83
	10/31/16		23.51	0.45		0.50	0.95	(0.41)	(0.15)	(0.56)	23.90
	10/31/15		22.77	0.41		0.69	1.10	(0.36)	—	(0.36)	23.51
	10/31/14		19.79	0.36		2.93	3.29	(0.31)	—	(0.31)	22.77
	10/31/13		15.96	0.34		3.84	4.18	(0.35)	—	(0.35)	19.79
SMALL-CAP BLEND INDEX FUND
Institutional Class:	10/31/17		17.88	0.29		4.64	4.93	(0.31)	(0.48)	(0.79)	22.02
	10/31/16		18.25	0.31		0.42	0.73	(0.30)	(0.80)	(1.10)	17.88
	10/31/15		19.22	0.30		(0.22)	0.08	(0.31)	(0.74)	(1.05)	18.25
	10/31/14		18.58	0.28		1.20	1.48	(0.26)	(0.58)	(0.84)	19.22
	10/31/13		14.24	0.31		4.65	4.96	(0.30)	(0.32)	(0.62)	18.58
Advisor Class:	10/31/17		17.88	0.24		4.67	4.91	(0.31)	(0.48)	(0.79)	22.00
	10/31/16	‡	18.63	0.27		0.08	0.35	(0.30)	(0.80)	(1.10)	17.88
Retirement Class:	10/31/17		17.93	0.24		4.65	4.89	(0.27)	(0.48)	(0.75)	22.07
	10/31/16		18.29	0.27		0.42	0.69	(0.25)	(0.80)	(1.05)	17.93
	10/31/15		19.25	0.25		(0.21)	0.04	(0.26)	(0.74)	(1.00)	18.29
	10/31/14		18.62	0.23		1.20	1.43	(0.22)	(0.58)	(0.80)	19.25
	10/31/13		14.26	0.27		4.68	4.95	(0.27)	(0.32)	(0.59)	18.62
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	10/31/17		9.52	0.22		2.29	2.51	(0.17)	—	(0.17)	11.86
	10/31/16		8.93	0.20		0.59	0.79	(0.20)	—	(0.20)	9.52
	10/31/15		10.68	0.23		(1.77)	(1.54)	(0.21)	—	(0.21)	8.93
	10/31/14		10.84	0.24		(0.20)	0.04	(0.20)	—	(0.20)	10.68
	10/31/13		10.37	0.23		0.39	0.62	(0.15)	—	(0.15)	10.84
Advisor Class:	10/31/17		9.52	0.25		2.24	2.49	(0.16)	—	(0.16)	11.85
	10/31/16	‡	8.64	0.18		0.90	1.08	(0.20)	—	(0.20)	9.52
Premier Class:	10/31/17		9.50	0.22		2.26	2.48	(0.16)	—	(0.16)	11.82
	10/31/16		8.91	0.19		0.59	0.78	(0.19)	—	(0.19)	9.50
	10/31/15		10.65	0.23		(1.77)	(1.54)	(0.20)	—	(0.20)	8.91
	10/31/14		10.82	0.21		(0.19)	0.02	(0.19)	—	(0.19)	10.65
	10/31/13		10.35	0.22		0.39	0.61	(0.14)	—	(0.14)	10.82
Retirement Class:	10/31/17		9.48	0.20		2.27	2.47	(0.15)	—	(0.15)	11.80
	10/31/16		8.90	0.18		0.58	0.76	(0.18)	—	(0.18)	9.48
	10/31/15		10.64	0.21		(1.76)	(1.55)	(0.19)	—	(0.19)	8.90
	10/31/14		10.80	0.21		(0.20)	0.01	(0.17)	—	(0.17)	10.64
	10/31/13		10.34	0.20		0.40	0.60	(0.14)	—	(0.14)	10.80
Retail Class:	10/31/17		9.48	0.18		2.29	2.47	(0.14)	—	(0.14)	11.81
	10/31/16		8.89	0.16		0.59	0.75	(0.16)	—	(0.16)	9.48
	10/31/15		10.63	0.19		(1.76)	(1.57)	(0.17)	—	(0.17)	8.89
	10/31/14		10.79	0.19		(0.19)	0.00 [d]	(0.16)	—	(0.16)	10.63
	10/31/13		10.32	0.19		0.40	0.59	(0.12)	—	(0.12)	10.79

48	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

continued

				Ratios and supplemental data
	For the period			Net assets at	Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate
S&P 500 INDEX FUND
Institutional Class:	10/31/17		23.56%	$3,500,746	0.06%		0.06%		1.99%		9%
	10/31/16		4.47	2,527,279	0.05		0.05		2.18		8
	10/31/15		5.11	2,186,465	0.06		0.06		2.04		8
	10/31/14		17.16	1,808,921	0.06		0.06		1.97		9
	10/31/13		27.08	1,436,986	0.06		0.06		2.19		4	[f]
Advisor Class:	10/31/17		23.40	29,207	0.19		0.19		1.68		9
	10/31/16	‡	3.54 [b]	482	0.09	[c]	0.09	[c]	1.59	[c]	8
Retirement Class:	10/31/17		23.24	1,135,456	0.31		0.31		1.74		9
	10/31/16		4.19	787,632	0.30		0.30		1.95		8
	10/31/15		4.91	716,541	0.31		0.31		1.79		8
	10/31/14		16.84	653,216	0.31		0.31		1.72		9
	10/31/13		26.73	490,695	0.31		0.31		1.92		4	[f]
SMALL-CAP BLEND INDEX FUND
Institutional Class:	10/31/17		28.01	1,816,567	0.06		0.06		1.43		22
	10/31/16		4.48	1,364,443	0.06		0.06		1.80		22
	10/31/15		0.54	1,296,895	0.06		0.06		1.56		22
	10/31/14		8.32	1,154,539	0.06		0.06		1.50		24
	10/31/13		36.38	1,048,944	0.07		0.07		1.92		17	[f]
Advisor Class:	10/31/17		27.88	4,848	1.17		0.21		1.18		22
	10/31/16	‡	2.33 [b]	107	0.08	[c]	0.08	[c]	1.74	[c]	22
Retirement Class:	10/31/17		27.66	592,706	0.31		0.31		1.18		22
	10/31/16		4.22	412,202	0.31		0.31		1.56		22
	10/31/15		0.31	427,901	0.31		0.31		1.33		22
	10/31/14		8.01	475,533	0.31		0.31		1.25		24
	10/31/13		36.10	506,706	0.32		0.32		1.67		17	[f]
EMERGING MARKETS EQUITY INDEX FUND
Institutional Class:	10/31/17		26.87	2,062,554	0.21		0.21		2.17		29
	10/31/16		9.25	1,476,857	0.22		0.22		2.32		30
	10/31/15		(14.54)	1,051,171	0.22		0.22		2.36		42
	10/31/14		0.42	942,827	0.23		0.23		2.29		13
	10/31/13		6.06	680,382	0.29		0.25		2.25		13
Advisor Class:	10/31/17		26.73	1,019	0.37		0.36		2.34		29
	10/31/16	‡	12.90 [b]	193	0.24	[c]	0.24	[c]	2.35	[c]	30
Premier Class:	10/31/17		26.55	36,599	0.36		0.36		2.10		29
	10/31/16		9.12	17,476	0.37		0.37		2.18		30
	10/31/15		(14.60)	9,624	0.38		0.38		2.40		42
	10/31/14		0.23	4,475	0.39		0.39		1.95		13
	10/31/13		5.96	6,454	0.44		0.40		2.16		13
Retirement Class:	10/31/17		26.51	272,466	0.46		0.46		1.98		29
	10/31/16		8.92	140,457	0.47		0.47		2.08		30
	10/31/15		(14.69)	84,960	0.47		0.47		2.21		42
	10/31/14		0.17	50,771	0.48		0.48		2.01		13
	10/31/13		5.79	34,503	0.54		0.50		1.96		13
Retail Class:	10/31/17		26.44	14,704	0.58		0.58		1.79		29
	10/31/16		8.81	9,124	0.61		0.61		1.91		30
	10/31/15		(14.85)	7,847	0.60		0.60		1.98		42
	10/31/14		0.04	8,885	0.64		0.64		1.83		13
	10/31/13		5.70	7,127	0.73		0.64		1.81		13

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	49

Financial highlights

TIAA-CREF Funds

			Selected per share data
				Gain (loss) from investment operations
	For the		Net asset	Net		Net realized &	Total gain	Less distributions from		Total	Net asset
	period or year ended		value, beginning of period	investment income (loss)	[a]	unrealized gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	10/31/17		$16.89	$0.55		$3.37	$3.92	$(0.49)	$ —	$(0.49)	$20.32
	10/31/16		17.86	0.54		(1.00)	(0.46)	(0.51)	—	(0.51)	16.89
	10/31/15		18.82	0.57		(0.81)	(0.24)	(0.69)	(0.03)	(0.72)	17.86
	10/31/14		19.31	0.72		(0.67)	0.05	(0.54)	—	(0.54)	18.82
	10/31/13		15.73	0.54		3.54	4.08	(0.50)	—	(0.50)	19.31
Advisor Class:	10/31/17		16.88	0.49		3.40	3.89	(0.48)	—	(0.48)	20.29
	10/31/16	‡	17.70	0.37		(0.68)	(0.31)	(0.51)	—	(0.51)	16.88
Premier Class:	10/31/17		16.84	0.52		3.36	3.88	(0.46)	—	(0.46)	20.26
	10/31/16		17.81	0.51		(0.99)	(0.48)	(0.49)	—	(0.49)	16.84
	10/31/15		18.77	0.54		(0.81)	(0.27)	(0.66)	(0.03)	(0.69)	17.81
	10/31/14		19.26	0.68		(0.65)	0.03	(0.52)	—	(0.52)	18.77
	10/31/13		15.69	0.51		3.54	4.05	(0.48)	—	(0.48)	19.26
Retirement Class:	10/31/17		17.22	0.52		3.44	3.96	(0.45)	—	(0.45)	20.73
	10/31/16		18.20	0.50		(1.01)	(0.51)	(0.47)	—	(0.47)	17.22
	10/31/15		19.15	0.53		(0.81)	(0.28)	(0.64)	(0.03)	(0.67)	18.20
	10/31/14		19.64	0.69		(0.68)	0.01	(0.50)	—	(0.50)	19.15
	10/31/13		15.99	0.50		3.61	4.11	(0.46)	—	(0.46)	19.64

‡	Advisor Class commenced operations on December, 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.
[f]	Does not include in-kind transactions.

50	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds	See notes to financial statements

concluded

				Ratios and supplemental data
	For the period			Net assets at	Ratios to average net assets						Portfolio
	or year ended		Total return	end of period (in thousands)	Gross expenses		Net expenses		Net investment income (loss)		turnover rate
INTERNATIONAL EQUITY INDEX FUND
Institutional Class:	10/31/17		23.84%	$10,221,016	0.06%		0.06%		3.01%		11%
	10/31/16		(2.48)	6,655,871	0.06		0.06		3.25		11
	10/31/15		(1.18)	5,549,083	0.06		0.06		3.10		5
	10/31/14		0.37	4,949,536	0.06		0.06		3.73		5
	10/31/13		26.65	4,459,896	0.07		0.07		3.13		3
Advisor Class:	10/31/17		23.68	25,184	0.21		0.21		2.63		11
	10/31/16	‡	(1.67)[b]	4,108	0.14	[c]	0.14	[c]	2.49	[c]	11
Premier Class:	10/31/17		23.67	319,116	0.21		0.21		2.83		11
	10/31/16		(2.64)	242,345	0.21		0.21		3.09		11
	10/31/15		(1.33)	242,384	0.21		0.21		2.95		5
	10/31/14		0.23	191,665	0.21		0.21		3.55		5
	10/31/13		26.47	200,497	0.22		0.22		2.97		3
Retirement Class:	10/31/17		23.55	1,008,677	0.31		0.31		2.75		11
	10/31/16		(2.77)	667,204	0.31		0.31		2.97		11
	10/31/15		(1.38)	673,860	0.31		0.31		2.84		5
	10/31/14		0.11	746,134	0.31		0.31		3.51		5
	10/31/13		26.35	774,407	0.32		0.32		2.86		3

See notes to financial statements	TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	51

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund, and the International Equity Index Fund (collectively the “Funds” or individually, the “Fund”).

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), which is a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2017, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, certain foreign taxes paid, utilization of tax equalization credits, dividend redesignations, investments in partnerships, and gains and losses from the sale of stock in passive foreign investment companies were identified and reclassified among the components of the Funds’ net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

52	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds implemented amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types. Please refer to the schedules of investments and Note 3 of the financial statements disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at their estimated fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of October 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date, or if there is no official close of business, the latest sale price, or at the mean of the latest available bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Funds’ net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Board. Foreign securities are generally categorized as Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized as Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized as Level 3 of the hierarchy.

Investments in registered investment companies: These investments are valued at their NAV on the valuation date. These investments are categorized as Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures contracts, which are traded on commodity exchanges, are valued at the

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	53

Notes to financial statements

last sale price as of the close of such commodity exchanges and are categorized as Level 1 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the

Board. To the extent the inputs are observable and timely, the values would be categorized as Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended October 31, 2017, there were no material transfers between levels by the Funds.

The following table summarizes the market value of the Funds’ investments as of October 31, 2017, based on the inputs used to value them:

Fund	Level 1	Level 2	Level 3	Total
Equity Index
Equity investments:
Consumer discretionary	$1,895,397,048	$1,359	$—	$1,895,398,407
Health care	2,105,707,037	276	2,424	2,105,709,737
Industrials	1,665,330,286	—	71,574	1,665,401,860
All other equity investments*	9,914,983,227	—	—	9,914,983,227
Short-term investments	200,905,673	45,647,105	—	246,552,778
Futures contracts**	65,640	—	—	65,640
Total	$15,782,388,911	$45,648,740	$73,998	$15,828,111,649
Large-Cap Growth Index
Equity investments*	$5,443,551,573	$—	$—	$5,443,551,573
Short-term investments	27,932,087	5,300,000	—	33,232,087
Total	$5,471,483,660	$5,300,000	$—	$5,476,783,660
Large-Cap Value Index
Equity investments*	$6,463,244,100	$—	$—	$6,463,244,100
Short-term investments	38,886,042	3,700,000	—	42,586,042
Total	$6,502,130,142	$3,700,000	$—	$6,505,830,142
S&P 500 Index
Equity investments*	$4,638,382,517	$—	$—	$4,638,382,517
Short-term investments	10,694,332	20,700,000	—	31,394,332
Futures contracts**	86,992	—	—	86,992
Total	$4,649,163,841	$20,700,000	$—	$4,669,863,841
Small-Cap Blend Index
Equity investments:
Financials	$442,207,526	$—	$16,312	$442,223,838
Health care	355,487,279	561	10,998	355,498,838
Industrials	366,006,782	—	160,444	366,167,226
All other equity investments*	1,244,136,255	—	—	1,244,136,255
Short-term investments	195,804,934	4,050,000	—	199,854,934
Futures contracts**	(701)	—	—	(701)
Total	$2,603,642,075	$4,050,561	$187,754	$2,607,880,390
Emerging Markets Equity Index
Equity investments:
Africa/Middle East	$—	$146,679,637	$—	$146,679,637
Asia	178,792,575	1,514,316,365	2,858	1,693,111,798
Europe	2,613,763	74,728,486	—	77,342,249
Latin America	—	240,336,537	—	240,336,537
All other equity investments*	39,701,758	190,586,441	596	230,288,795
Short-term investments	32,823,175	800,000	—	33,623,175
Total	$253,931,271	$2,167,447,466	$3,454	$2,421,382,191
International Equity Index
Equity investments:
Asia	$4,866,400	$3,126,889,815	$—	$3,131,756,215
Australasia	—	787,727,624	—	787,727,624
Europe	31,526,130	6,574,080,314	—	6,605,606,444
All other equity investments*	64,101,717	919,502,269	—	983,603,986
Short-term investments	153,868,250	23,677,490	—	177,545,740
Futures contracts**	109,690	—	—	109,690
Total	$254,472,187	$11,431,877,512	$—	$11,686,349,699
*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

54	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At October 31, 2017, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Asset derivatives
		Fair value
Derivative contracts	Location	amount
Equity Index Fund
Equity contracts	Futures contracts*	$65,640
S&P 500 Index Fund
Equity contracts	Futures contracts*	86,992
Small-Cap Blend Index Fund
Equity contracts	Futures contracts*	(701)
International Equity Index Fund
Equity contracts	Futures contracts*	109,690

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected in the accompanying Statements of Assets and Liabilities is only the receivable or payable for variation margin on open futures contracts.

For the year ended October 31, 2017, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

				Change in
				unrealized
		Realized		appreciation
Derivative contracts	Location	gain (loss	)	(depreciation)
Equity Index Fund
Equity contracts	Futures contracts	$ 4,221,134		$ 115,082
Large-Cap Growth Index Fund
Equity contracts	Futures contracts	2,292,577		29,963
Large-Cap Value Index Fund
Equity contracts	Futures contracts	2,915,169		64,400
S&P 500 Index Fund
Equity contracts	Futures contracts	2,541,308		142,842
Small-Cap Blend Index Fund
Equity contracts	Futures contracts	1,270,930		(701)
International Equity Index Fund
Equity contracts	Futures contracts	3,188,087		89,863

Futures contracts: Certain Funds are subject to equity price risk in the normal course of pursuing their investment objectives. The Funds use futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures contracts against default. During the year ended October 31, 2017, the Equity Index Fund, the Large-Cap Growth Index Fund, the Large-Cap Value Index Fund, the S&P 500 Index Fund, the Small-Cap Blend Index Fund, and the International Equity Index Fund had exposure to futures contracts, based on underlying notional values, generally between 0% and 1% of net assets. The futures contracts outstanding as of October 31, 2017 are disclosed in the summary portfolio of investments and the full schedules of investments.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement with respect to each Fund, Advisors provides asset management services to the Fund for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of October 31, 2017, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	55

Notes to financial statements

	Investment
	management fee—	Service
	effective rate	agreement fee	Distribution fee		Maximum expense amounts‡
		Retirement	Premier	Retail	Institutional	Advisor	Premier	Retirement	Retail
Fund		Class	Class	Class	Class	Class	Class	Class	Class
Equity Index	0.04%	0.25%	0.15%	0.25%	0.09%	0.24%	0.24%	0.34%	0.48%
Large-Cap Growth Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—
Large-Cap Value Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—
S&P 500 Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—
Small-Cap Blend Index	0.04	0.25	—	—	0.09	0.24	—	0.34	—
Emerging Markets Equity Index	0.14	0.25	0.15	0.25	0.25	0.40	0.40	0.50	0.64
International Equity Index	0.04	0.25	0.15	—	0.15	0.30	0.30	0.40	—
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2018. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended October 31, 2017, the Funds engaged in the following security transactions with affiliated entities:

			Realized
Fund	Purchases	Sales	gain (loss)
Equity Index	$592,770,037	$33,911,445	$(569,708)
Large-Cap Growth Index	295,431,920	1,040,508	(99,609)
Large-Cap Value Index	424,017,133	36,844,536	319,611
S&P 500 Index	222,761,416	38,189,460	(1,518,207)
Small-Cap Blend Index	16,835,414	1,279,065	(73,166)
Emerging Markets Equity Index	37,081,879	6,464,835	(635,961)
International Equity Index	639,544,333	12,569,739	(2,544,682)

A registered separate account of TIAA (collectively “TIAA Access”) has various sub-accounts that invest in the Funds, and certain funds within the Trust also make investments in the Funds.

The following is the percentage of the Funds’ shares owned by TIAA Access and other funds within the Trust as of October 31, 2017:

	TIAA Lifecycle
Fund	Index Funds	TIAA Access	Total
Equity Index	36%	1%	37%
Large-Cap Growth Index	—	5	5
Large-Cap Value Index	—	6	6
S&P 500 Index	—	8	8
Small-Cap Blend Index	—	16	16
Emerging Markets Equity Index	26	1	27
International Equity Index	15	5	20

TIAA-CREF Tuition Financing, Inc. (“TFI”), a wholly owned direct subsidiary of TIAA, is a registered investment adviser that provides program management services to multiple qualified tuition programs formed under Section 529 of the Internal Revenue Code (“529 Plans”). These 529 Plans, each of which operates independently, invest a portion of their assets in the Funds. As of October 31, 2017, three 529 Plans owned 13%, 9%, and 7%, respectively, of the Equity Index Fund; one 529 Plan owned 6% of the Large-Cap Growth Index Fund; one 529 Plan owned 16% of the S&P 500 Index Fund; two 529 Plans owned 7% and 5%, respectively, of the Emerging Markets Equity Index Fund; and one 529 Plan owned 6% of the International Equity Index Fund.

Companies in which a Fund holds 5% or more of the outstanding voting shares are considered “affiliated companies” of the Fund, pursuant to the 1940 Act. As of October 31, 2017, there were no affiliated investments.

Note 5—investments

Securities lending: Certain Funds may lend their securities to qualified institutional borrowers to earn additional income. A Fund receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Fund the next business day. Cash collateral received by the Fund will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statements of Assets and Liabilities. As of October 31, 2017, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Funds consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statements of Operations. In lending its securities, a Fund bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Fund. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Fund if at the time of a default by a borrower some or all of the loan securities have not been returned.

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

56	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

continued

Net unrealized appreciation (depreciation): At October 31, 2017, net unrealized appreciation (depreciation) based on the aggregate cost of all investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation was as follows:

		Gross	Gross	Net unrealized
	Tax	unrealized	unrealized	appreciation
Fund	cost	appreciation	depreciation	(depreciation)
Equity Index	$10,028,863,031	$6,094,140,932	$(294,892,314)	$5,799,248,618
Large-Cap Growth Index	3,752,075,848	1,750,291,723	(25,583,910)	1,724,707,813
Large-Cap Value Index	5,564,442,453	1,177,252,826	(235,865,137)	941,387,689
S&P 500 Index	3,087,588,653	1,657,979,997	(75,704,809)	1,582,275,188
Small-Cap Blend Index	1,943,929,158	809,388,122	(145,436,890)	663,951,232
Emerging Markets Equity Index	1,989,233,212	570,682,823	(138,533,844)	432,148,979
International Equity Index	9,841,164,590	2,314,536,313	(469,351,204)	1,845,185,109

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended October 31, 2017 were as follows:

	Non-U.S.	Non-U.S.
	government	government
Fund	purchases	sales
Equity Index	$3,282,773,843	$1,529,052,776
Large-Cap Growth Index	1,731,145,250	812,882,308
Large-Cap Value Index	2,519,928,647	1,631,459,942
S&P 500 Index	922,690,301	345,408,145
Small-Cap Blend Index	645,375,788	485,861,656
Emerging Markets Equity Index	871,798,242	579,724,281
International Equity Index	3,210,801,915	1,015,983,373

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended October 31, 2017 and October 31, 2016 was as follows:

	10/31/2017			10/31/2016
		Long-term			Long-term
Fund	Ordinary income	capital gains	Total	Ordinary income	capital gains	Total
Equity Index	$225,489,773	$58,035,515	$283,525,288	$192,502,895	$121,541,177	$314,044,072
Large-Cap Growth Index	46,932,236	—	46,932,236	39,600,585	36,359,204	75,959,789
Large-Cap Value Index	115,650,800	52,138,999	167,789,799	101,495,449	115,001,454	216,496,903
S&P 500 Index	67,634,825	16,402,290	84,037,115	56,244,263	18,179,057	74,423,320
Small-Cap Blend Index	29,586,669	49,768,454	79,355,123	29,947,197	73,122,654	103,069,851
Emerging Markets Equity Index	29,906,124	—	29,906,124	26,579,527	—	26,579,527
International Equity Index	230,684,020	—	230,684,020	187,074,908	—	187,074,908

As of October 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized		Capital
	ordinary	long-term	appreciation		loss
Fund	income	capital gains	(depreciation	)	carryover	Total
Equity Index	$216,495,422	$77,194,165	$5,799,248,609		$—	$6,092,938,196
Large-Cap Growth Index	50,808,474	37,517,333	1,724,707,814		—	1,813,033,621
Large-Cap Value Index	155,651,245	93,575,874	941,387,693		—	1,190,614,812
S&P 500 Index	65,065,238	15,485,791	1,582,275,180		—	1,662,826,209
Small-Cap Blend Index	34,009,290	91,023,757	663,951,232		—	788,984,279
Emerging Markets Equity Index	42,720,130	—	428,917,872		(51,455,623)	420,182,379
International Equity Index	286,679,142	—	1,845,075,300		(70,928,140)	2,060,826,302

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the realization, for tax purposes, of unrealized gains on investments in passive foreign investment companies, and the treatment of short term gain as ordinary income for tax purposes.

In certain circumstances, a fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). A fund may also accept portfolio securities rather than cash as payment for a purchase of fund shares (in-kind purchase). During the year ended October 31, 2017, the Funds did not have any in-kind purchase or in-kind redemption transactions.

At October 31, 2017, the following Funds had capital loss carryovers, which will expire as follows:

Fund	No expiration	Total
Emerging Markets Equity Index	$51,455,623	$51,455,623
International Equity Index	70,928,140	70,928,140

For the year ended October 31, 2017, the Large-Cap Growth Index Fund, Emerging Markets Equity Index Fund, and International Equity Index Fund utilized $350,104, $3,242,544, and $4,503,262, respectively, of capital loss carryover available from prior years.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	57

Notes to financial statements	concluded

Note 7—emerging markets risks

The Emerging Markets Equity Index Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended October 31, 2017, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Funds are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

58	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund and International Equity Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund and International Equity Index Fund (seven of the funds constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

December 15, 2017

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	59

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  October 31, 2017

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	88	Director, Aflac Insurance. Inc.; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	88	Director, First Eagle Holdings, LLC; Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Regent, University of Edinburgh; Trustee, the North Shore Land Alliance; and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	88	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

60	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	88	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

Officers

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of TIAA and of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary, Head of Corporate, Securities and M&A Group of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, President, TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Senior Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.
J. Keith Morgan TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2015.	Senior Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President and Chief Legal Officer of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	61

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  October 31, 2017

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Otha T. Spriggs, III TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Funds Treasurer, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

62	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

Important tax information (unaudited)

For the fiscal year ended October 31, 2017, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from Section 1250 gains and net long-term capital gains.

	Section 1250	Long-term
Fund	gains	capital gains	Total
Equity Index	$—	$68,172,502	$68,172,502
Large-Cap Growth Index	—	—	—
Large-Cap Value Index	924,339	51,214,660	52,138,999
S&P 500 Index	—	16,402,290	16,402,290
Small-Cap Blend Index	—	49,768,454	49,768,454
Emerging Markets Equity Index	—	—	—
International Equity Index	—	—	—

For the fiscal year ended October 31, 2017, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the maximum tax rate of 15% as provided by the Jobs and Growth Tax Relief and Reconciliation Act of 2003.

Fund	Percentage
Equity Index	80.98%
Large-Cap Growth Index	100.00
Large-Cap Value Index	73.36
S&P 500 Index	83.47
Small-Cap Blend Index	49.14
Emerging Markets Equity Index	54.25
International Equity Index	68.93

For the fiscal year ended October 31, 2017, the TIAA-CREF Funds designate the following percentages (or the maximum amount allowable) of ordinary income dividends paid as qualifying for the corporate dividends received deduction.

Fund	Percentage
Equity Index	75.80%
Large-Cap Growth Index	93.55
Large-Cap Value Index	66.89
S&P 500 Index	82.46
Small-Cap Blend Index	48.74
Emerging Markets Equity Index	0.00
International Equity Index	0.00

The Emerging Markets Equity Index and International Equity Index Funds received income from foreign sources during the year ended October 31, 2017 of $49,659,878 ($0.24656 per share), and $249,773,201 ($0.43916 per share) respectively, and paid taxes to foreign countries during the year ended October 31, 2017 of $6,054,499 ($0.03006 per share), and $17,199,047 (0.03024 per share), respectively.

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2017, which will be reported in conjunction with your 2017 Form 1099-DIV.

By early 2018, shareholders should receive their Form 1099-DIV and a tax information letter from the Funds. For your specific situation, we recommend that you consult a professional tax adviser.

TIAA-CREF Funds: Equity Index Funds ■ 2017 Annual Report	63

Additional information about index providers (unaudited)

Russell Indexes

The Russell 2000® Index, the Russell 3000® Index, the Russell 1000® Value Index, and the Russell 1000 Growth Index are trademarks/service marks of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The funds are not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the funds nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell® publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF THE USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

Standard & Poor® Index

The S&P 500® Index is a trademark of The McGraw-Hill Companies, Inc. and has been licensed for use by the TIAA-CREF S&P 500 Index Fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor’s and Standard & Poor’s makes no representation regarding the advisability of investing in the TIAA-CREF S&P 500 Index Fund.

MSCI Indexes

The funds are not sponsored, endorsed, sold or promoted by MSCI Inc. (“MSCI”), any of its affiliates, any of its information providers or any other third party involved in, or related to, compiling, computing or creating any MSCI index (collectively, the “MSCI Parties”). The MSCI indexes are the exclusive property of MSCI. MSCI and the MSCI index names are service marks of MSCI or its affiliates and have been licensed for use for certain purposes by Teachers Advisors, LLC. None of the MSCI parties makes any representation or warranty, express or implied, to the issuer or owners of these funds or any other person or entity regarding the advisability of investing in funds generally or in these funds particularly or the ability of any MSCI index to track corresponding stock market performance. MSCI or its affiliates are the licensors of certain trademarks, service marks and trade names and of the MSCI indexes which are determined, composed and calculated by MSCI without regard to these funds or the issuer or owners of these funds or any other person or entity. None of the MSCI parties has any obligation to take the needs of the issuer or owners of these funds or any other person or entity into consideration in determining, composing or calculating the MSCI indexes. None of the MSCI parties is responsible for, or has participated in, the determination of the timing of, prices at, or quantities of these funds to be issued or in the determination or calculation of the equation by or the consideration into which these funds is redeemable. Further, none of the MSCI parties has any obligation or liability to the issuer or owners of these funds or any other person or entity in connection with the administration, marketing or offering of these funds.

ALTHOUGH MSCI SHALL OBTAIN INFORMATION FOR INCLUSION IN OR FOR USE IN THE CALCULATION OF THE MSCI INDEXES FROM SOURCES THAT MSCI CONSIDERS RELIABLE, NONE OF THE MSCI PARTIES WARRANTS OR GUARANTEES THE ORIGINALITY, ACCURACY AND/OR THE COMPLETENESS OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES MAKES ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ISSUER OF THESE FUNDS, OWNERS OF THESE FUNDS, OR ANY OTHER PERSON OR ENTITY, FROM THE USE OF ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. NONE OF THE MSCI PARTIES SHALL HAVE ANY LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS OF OR IN CONNECTION WITH ANY MSCI INDEX OR ANY DATA INCLUDED THEREIN. FURTHER, NONE OF THE MSCI PARTIES MAKES ANY EXPRESS OR IMPLIED WARRANTIES OF ANY KIND, AND THE MSCI PARTIES HEREBY EXPRESSLY DISCLAIM ALL WARRANTIES OF MERCHANTABILITY AND FITNESS FOR A PARTICULAR PURPOSE, WITH RESPECT TO EACH MSCI INDEX AND ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL ANY OF THE MSCI PARTIES HAVE ANY LIABILITY FOR ANY DIRECT, INDIRECT, SPECIAL, PUNITIVE, CONSEQUENTIAL OR ANY OTHER DAMAGES (INCLUDING LOST PROFITS) EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

No purchaser, seller or holder of these securities, products or funds, or any other person or entity, should use or refer to any MSCI trade name, trademark or service mark to sponsor, endorse, market or promote these securities without first contacting MSCI to determine whether MSCI’s permission is required. Under no circumstances may any person or entity claim any affiliation with MSCI without the prior written permission of MSCI.

64	2017 Annual Report ■ TIAA-CREF Funds: Equity Index Funds

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How to reach us

TIAA website

TIAA.org

24 hours a day, 7 days a week

Automated telephone service

800-842-2252

24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers  Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

TIAA

730 Third Avenue

New York, NY 10017-3206

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TIAA

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Printed on paper containing recycled fiber

282501	A12447 (12/17)

TIAA

730 Third Avenue

New York, NY 10017-3206

282501	A12447 (12/17)

Annual Report

October 31, 2017

TIAA-CREF Funds

International Fixed-Income Funds

The annual report contains the audited financial statements.

Emerging Markets Debt

International Bond

Understanding your report from the TIAA-CREF Funds

For the purposes of this report, “TIAA-CREF Funds” refers only to the TIAA-CREF International Fixed-Income Funds listed on the cover of this report.

This annual report contains information about the holdings and investment performance of the TIAA-CREF Funds as of October 31, 2017. The report contains four main sections:

•	A letter from Brad Finkle, President of TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments.
•	The fund performance section compares each fund’s investment returns with those of its benchmark index.
•	The summary portfolios of investments list the issuers, industries and types of securities in which each fund had investments as of October 31, 2017.
•	The financial statements provide detailed information about the operations and financial condition of each fund.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. The risks of investing in the TIAA-CREF Funds vary from fund to fund; to see the risks of investing in an individual fund, please refer to that fund’s latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit our website at TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. We urge you to read the prospectus carefully before investing.

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	3

Letter to investors

International fixed-income securities recorded broad gains for the twelve months ended October 31, 2017. Emerging-markets debt advanced amid stable worldwide economic expansion and subdued global inflation. International investment-grade fixed-rate bonds posted gains that were all achieved in the final six months of the period. For the twelve months:

•	Emerging-markets debt, as measured by the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified, returned 6.3% for the period. (Please see page 7 for benchmark definitions.)
•	International investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged), rose 1.3%.
•	The TIAA-CREF Emerging Markets Debt Fund (Institutional Class) advanced 9.7% over the period. The TIAA-CREF International Bond Fund (Institutional Class) returned 2.9%. Both funds exceeded their respective benchmarks.

Emerging-markets debt began the period slowly, losing ground during the final months of 2016 amid concerns that the incoming U.S. administration might pursue protectionist trade policies. But emerging-markets bonds recorded strong gains in 2017 through October 31, benefiting from rising oil prices, continued low interest rates throughout the developed world and fading worries about U.S. policy shifts. International investment-grade fixed-rate bonds also struggled during the first few months of the reporting period, but gained steam in 2017. Most European economies strengthened for the period, while inflation remained muted. The European Central Bank left its benchmark interest rate unchanged, but European bond markets began to price in a potential increase during the second half of the reporting period.

International fixed income records mixed results versus U.S. bonds

Foreign-debt securities recorded mixed results when compared with U.S. bonds for the twelve-month period. International investment-grade bonds performed better than U.S. investment-grade debt as the U.S. Federal Reserve raised the federal funds target rate three times during the period, increasing the key short-term rate to 1.00%–1.25%. U.S. investment-grade fixed-rate bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, gained 0.9%. However, U.S. high-yield bonds outperformed emerging-markets debt for the period. Domestic high-yield fixed-income securities, as measured by the ICE BofAML BB-B U.S. Cash Pay High Yield Constrained Index, returned 8.3%.

4	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Brad Finkle

Diversification may be important amid steady global growth

For the first time since the financial crisis a decade ago, global economic growth became synchronized for most of 2017. The economies of the United States, other developed countries and most emerging-markets nations all managed to expand without sparking significant inflation, and capital markets responded enthusiastically.

Steady growth and subdued global inflation provided an attractive environment for investors during 2017, but it’s important to remember that past performance is no guarantee of future results. Moreover, circumstances in different parts of the world are not identical and can change drastically and without notice. Economic recovery began much earlier in the U.S., where the expansion has extended far beyond historical averages. Central bankers around the world, who have spent most of the past decade developing accommodative policies to rekindle growth, are now reassessing. They are responding at different speeds and with varied monetary decisions.

It is difficult to predict how long the global economy can maintain its synchronized growth. As such, we believe that diversification by asset class and geography remains a wise strategy for investors seeking to manage for the future. A broadly diversified portfolio of fixed-income securities, professionally managed within a mutual fund, has the potential to help navigate the inevitable ups and downs of financial markets. (Of course, diversification does not guarantee against market loss.)

If you have questions about your investment in the TIAA-CREF International Fixed-Income Funds, please contact your financial advisor or call a TIAA financial consultant at 800-842-2252. We welcome the opportunity to speak with you.

/s/ Brad Finkle

Brad Finkle

President

TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Investments

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	5

Information for investors

Portfolio holdings

Securities and Exchange Commission (SEC) rules allow investment companies to list the top holdings of each fund in their annual and semiannual reports, instead of providing complete portfolio listings. The TIAA-CREF Funds also file complete portfolio listings with the SEC, and they are available to the public.

You can obtain a complete list of the TIAA-CREF Funds’ portfolio holdings (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at TIAA.org; or
•	By calling us at 800-842-2252 to request a copy, which will be provided free of charge.

You can also obtain a complete list of the TIAA-CREF Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our SEC Form N-CSR and Form N-Q filings. Form N-CSR filings are as of October 31 or April 30; Form N-Q filings are as of January 31 or July 31. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy.

Call 202-551-8090 for more information.

Proxy voting

In certain market conditions, the investment portfolio of a fixed-income fund may include shares of common or preferred stock. If that should occur, TIAA-CREF Funds’ ownership of stock would give it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.

Contacting TIAA

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.

Fund management

The TIAA-CREF Funds are managed by the portfolio management teams of Teachers Advisors, LLC. The members of these teams are responsible for the day-to-day investment management of the funds.

6	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

About the funds’ benchmarks

Emerging Markets Debt Fund

The JP Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index) is an unmanaged, market-capitalization-weighted, total-return index tracking the traded market for U.S.-dollar-denominated Brady bonds, Eurobonds and other debt instruments issued by sovereign and quasi-sovereign entities. The index limits the weights of those index countries with larger debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding.

International Bond Fund

The Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged) is an unmanaged, global, investment-grade fixed-rate bond market index, including treasury, government-related, corporate and securitized fixed-rate bonds from both developed- and emerging-markets issuers, in 24 local currencies. Securities are SEC-registered, taxable, non-dollar denominated and must have a minimum maturity of one year. Securities must be rated investment-grade or higher using the middle rating of Moody’s, S&P and Fitch after dropping the highest and lowest available ratings.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

The JP Morgan Emerging Markets Bond Index Global Diversified (EMBI-GD Index) is a trademark and service mark of J.P. Morgan. TIAA products are not promoted or sponsored by, or affiliated with, J.P. Morgan. Information has been obtained from sources believed to be reliable, but J.P. Morgan does not guarantee its completeness or accuracy. The EMBI-GD Index is used with permission. The EMBI-GD Index may not be copied, used or distributed without J.P. Morgan’s prior written approval. Copyright 2017, J.P. Morgan Chase & Co. All rights reserved.

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	7

Important information about expenses

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.

The expense examples that appear on the performance pages are intended to help you understand your ongoing costs only (in U.S. dollars) and do not reflect transactional costs or the costs incurred by the fund for buying and selling securities. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.

The expenses shown do not include account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (May 1, 2017–October 31, 2017).

Actual expenses

The first section of each table uses the fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.

Hypothetical example for comparison purposes

The second line in each share class’ entry shows hypothetical account values and expenses based on the share class’ actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the share class’ actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.

8	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

Performance for the twelve months ended October 31, 2017

The Emerging Markets Debt Fund returned 9.68% for the Institutional Class, compared with the 6.32% return of its benchmark, the JP Morgan Emerging Markets Bond Index (EMBI) Global Diversified (“JP Morgan index”). The table on the following page shows returns for all share classes of the fund.

Emerging-markets debt continues to climb higher

The twelve-month period was characterized by supportive economic conditions as the JP Morgan index generated solid gains despite a decline in the first three months of the reporting period. Early on, negative returns were driven by concerns over the incoming U.S. administration’s agenda, which included more protectionist trade policies with potentially negative impacts for emerging-markets exporters. As the period progressed, the administration tempered its stance on border- and trade-related policies aimed toward Mexico, but geopolitical tensions mounted in North Korea and Syria.

The Federal Reserve raised the federal funds target rate most recently in June, boosting the key short-term interest-rate measure to 1.00%–1.25%. This marked the second increase in 2017 and the fourth such hike since December 2015. Demand for energy continued as oil prices rose from nearly $47 a barrel on November 1, 2016, to more than $54 a barrel on October 31, 2017, which was beneficial for a number of emerging-markets countries. As subdued global inflation improved growth in developed markets, and better-than-expected Chinese economic data provided a favorable investment environment, emerging-markets debt securities continued to gather momentum and performed well during the period.

Fund gains substantially, surpasses its benchmark

During the twelve-month period, the fund outperformed its benchmark, mostly due to specific hard currency corporate selections in Brazil, Argentina, Indonesia and Colombia.

Allocations within the hard currency corporate sector also benefited performance (including underweights to China and Venezuela and an overweight to the Ukraine). Hard currency sovereign allocations (underweights to the Philippines, Poland; positioning in El Salvador; and overweights to El Salvador and the Ukraine) and strong security selections (Argentina and the Ukraine) also provided a nice boost. The allocation to local currency sovereign bonds was positive, where the fund was helped by exposure to the Russian, Brazilian, Egyptian and Peruvian local markets.

By contrast, the fund’s performance was negatively affected most by Turkish local currency sovereign exposure. An Israeli pharmaceutical and a Mexican local currency corporate position also detracted from performance during the period.

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	9

Emerging Markets Debt Fund

Performance as of October 31, 2017

Emerging Markets Debt Fund			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	since fund inception		gross	net
Institutional Class	TEDNX	9/26/14	9.68%	6.50%		0.68%	0.65%
Advisor Class	TEDHX	12/4/15	9.64	6.49	†	0.78	0.75
Premier Class	TEDPX	9/26/14	9.53	6.30		0.84	0.80
Retirement Class	TEDTX	9/26/14	9.42	6.21		0.93	0.90
Retail Class	TEDLX	9/26/14	9.28	6.11		1.01	0.99
JP Morgan Emerging Markets Bond Index Global Diversified		—	6.32	6.20	‡	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the fund’s Institutional Class. The performance for these periods has not been restated to reflect the higher expenses of the Advisor Class. If those higher expenses had been reflected, the performance of the Advisor Class shown for these periods would have been lower.
‡	Performance is calculated from the inception date of the Institutional Class.

Fund profile

as of 10/31/2017
Net assets	$353.22 million
Number of issues	200
Portfolio turnover rate	126%
Option-adjusted duration*	6.41 years
Average maturity†	11.54 years

*	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
†	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

10	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Emerging Markets Debt Fund

$10,000 invested at fund’s inception

Institutional Class (inception September 26, 2014)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended October 31, 2017

Emerging Markets Debt Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17–10/31/17)
Actual return
Institutional Class	$1,000.00	$1,053.48	$3.36
Advisor Class	1,000.00	1,053.25	3.73
Premier Class	1,000.00	1,052.74	4.14
Retirement Class	1,000.00	1,052.26	4.66
Retail Class	1,000.00	1,050.74	5.17
5% annual hypothetical return
Institutional Class	1,000.00	1,021.93	3.31
Advisor Class	1,000.00	1,021.58	3.67
Premier Class	1,000.00	1,021.17	4.08
Retirement Class	1,000.00	1,020.67	4.58
Retail Class	1,000.00	1,020.16	5.09

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.65% for the Institutional Class, 0.72% for the Advisor Class, 0.80% for the Premier Class,

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	11

Emerging Markets Debt Fund

0.90% for the Retirement Class and 1.00% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. For more information about this expense example, please see page 8.

Portfolio composition

% of net assets as of 10/31/2017
Foreign government securities	47.7
Corporate bonds	47.5
Short-term investments, other assets & liabilities, net	4.8
Total	100.0

Holdings by country

% of portfolio investments as of 10/31/2017
Brazil	9.1
Turkey	7.1
Mexico	5.7
Indonesia	5.5
South Africa	5.3
Argentina	5.0
Ukraine	4.7
Peru	3.8
Chile	3.1
Uruguay	2.8
44 other nations	44.5
Short-term investments	3.4
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 10/31/2017
Less than 1 year	2.1
1–3 years	3.5
3–5 years	16.8
5–10 years	49.8
Over 10 years	27.8
Total	100.0

Holdings by credit quality*

% of fixed-income investments (excluding short-term investments) as of 10/31/2017
Aaa/AAA	1.1
Aa/AA	0.9
A/A	5.7
Baa/BBB	26.1
Ba/BB	31.5
B/B	28.8
Below B/B	2.8
Non-rated	3.1
Total	100.0

*	Credit quality ratings are based on the J.P. Morgan methodology, which uses the middle rating of the S&P, Moody’s and Fitch ratings to determine an instrument’s rating category. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used.

12	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

International Bond Fund

Performance for the twelve months ended October 31, 2017

The International Bond Fund returned 2.92% for the Institutional Class, compared with the 1.31% return of its benchmark, the Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged) (“Global Aggregate index”). The table on the following page shows returns for all share classes of the fund.

High-yield and emerging-markets bonds outperform

During the twelve-month period, global economic growth was synchronized for much of the period, and for the first time since the financial crisis. In the U.S., initially high-growth expectations were tempered in the first quarter of 2017, resulting in lower Treasury yields and a weaker U.S. dollar. For the remainder of the period, global markets stabilized, with moderate growth and low inflation in the U.S. and continued growth in Europe, Japan and emerging markets. In both March and June 2017, the Federal Reserve increased rates, and later in the period, the Fed signaled another possible rate hike in December.

In March, the European Central Bank (ECB) announced no policy change; however, the markets viewed comments from the President of the ECB as disruptive and started to price in a potential change. Toward the end of the period, however, the ECB laid the groundwork for a small taper of quantitative easing late in the year. In the United Kingdom, stronger economic growth and a more hawkish stance on interest rates by the Bank of England dampened performance for U.K. bonds toward the end of the period. The Bank of Japan, meanwhile, maintained its easier monetary policy, despite stronger economic data. In emerging markets, local interest rates benefited from lower developed-market bond yields, declining inflation and strong investment inflows. For the period, higher-yielding and emerging-markets bonds outperformed those with higher credit ratings and those issued by developed-market countries.

Fund advances, outperforms its benchmark

For the twelve-month period, the fund outperformed its benchmark. Astute asset allocation, security selection, yield curve and currency exposure all contributed to the strong performance versus the benchmark. The fund’s allocation to unhedged currency, in both emerging- and developed-markets currencies, contributed to the outperformance; however, costs associated with hedging some of the currency exposures detracted from results. Higher allocations to emerging-markets sovereigns and agencies, as well as security selection within these sectors, were large positive contributors. Within corporates, an allocation to high-yield credit was especially helpful to performance, while security selection in emerging-markets and investment-grade credits also contributed. The fund’s duration—a measure of sensitivity to interest-rate changes—and global yield curve positioning also benefited its relative performance.

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	13

International Bond Fund

Performance as of October 31, 2017

International Bond Fund			Total return	Average annual total return		Annual operating expenses*
	Ticker	Inception date	1 year	since inception		gross	net
Institutional Class	TIBWX	8/5/16	2.92%	1.27%		0.69%	0.65%
Advisor Class	TIBNX	8/5/16	2.98	1.33		0.79	0.75
Premier Class	TIBLX	8/5/16	2.82	1.19		0.84	0.80
Retirement Class	TIBVX	8/5/16	2.79	1.09		0.94	0.90
Retail Class	TIBEX	8/5/16	2.73	1.04		1.04	1.00
Bloomberg Barclays Global Aggregate Ex-USD Index (Hedged)		—	1.31	0.28	†	—	—

The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org. Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance may be lower.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

*	The gross and net annual operating expenses are taken from the fund’s prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement arrangements now in effect will continue through at least February 28, 2018, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower.
†	Performance is calculated from the inception date of the Institutional Class.

Fund profile

as of 10/31/2017
Net assets	$250.60 million
Number of issues	216
Portfolio turnover rate	133%
Option-adjusted duration*	7.39 years
Average maturity†	9.09 years

*	Option-adjusted duration estimates how much the value of a bond portfolio would be affected by a change in prevailing interest rates, taking into account the options embedded in the individual securities. The longer a portfolio’s duration, the more sensitive it is to changes in interest rates.
†	Average maturity is a simple average of the maturities of all the bonds in a fund’s portfolio. The maturity of a bond is the amount of time until the bond’s principal becomes due or payable.

14	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

International Bond Fund

$10,000 invested at fund’s inception

Institutional Class (inception August 5, 2016)

For the purpose of comparison, the graph also shows the change in the value of the fund’s benchmark during the same period. The performance of the other share classes varies due to differences in expense charges.

Expense example

Six months ended October 31, 2017

International Bond Fund	Beginning account value (5/1/17)	Ending account value (10/31/17)	Expenses paid during period* (5/1/17–10/31/17)
Actual return
Institutional Class	$1,000.00	$1,023.81	$3.32
Advisor Class	1,000.00	1,023.78	3.32
Premier Class	1,000.00	1,022.75	3.98
Retirement Class	1,000.00	1,022.77	4.59
Retail Class	1,000.00	1,022.77	4.54
5% annual hypothetical return
Institutional Class	1,000.00	1,021.93	3.31
Advisor Class	1,000.00	1,021.93	3.31
Premier Class	1,000.00	1,021.27	3.97
Retirement Class	1,000.00	1,020.67	4.58
Retail Class	1,000.00	1,020.72	4.53

*	“Expenses paid during period” is based on the fund’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended October 31, 2017. The fund’s annualized six-month expense ratio for that period was 0.65% for the Institutional Class, 0.65% for the Advisor Class, 0.78% for the Premier Class,

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	15

International Bond Fund

0.90% for the Retirement Class and 0.89% for the Retail Class. The expense charges of one or more of the fund’s share classes may at times reflect a reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without any such reimbursement, the expenses of the affected share classes would be higher and the fund’s performance lower. For more information about this expense example, please see page 8.

Portfolio composition

% of net assets as of 10/31/2017
Foreign government securities	66.3
Corporate bonds	25.6
Bank loan obligations	2.1
Short-term investments, other assets & liabilities, net	6.0
Total	100.0

Holdings by country

% of portfolio investments as of 10/31/2017
Japan	15.5
United States	13.9
United Kingdom	8.3
Italy	7.9
Spain	5.0
France	4.6
Korea, Republic of	3.1
Canada	2.9
Supranational	2.4
Brazil	1.9
42 other nations	29.5
Short-term investments	5.0
Total	100.0

Holdings by maturity

% of fixed-income investments (excluding short-term investments) as of 10/31/2017
Less than 1 year	5.1
1–3 years	9.2
3–5 years	18.1
5–10 years	43.1
Over 10 years	24.5
Total	100.0

Holdings by credit quality*

% of fixed-income investments (excluding short-term investments) as of 10/31/2017
Aaa/AAA	8.1
Aa/AA	14.2
A/A	23.8
Baa/BBB	33.3
Ba/BB	8.8
B/B	9.7
Below B/B	0.8
Non-rated	1.3
Total	100.0

*	Credit quality ratings are based on the Bloomberg Barclays methodology, which uses the median rating of those compiled by the Moody’s, Standard & Poor’s and Fitch ratings agencies. If ratings are available from only two of these agencies, the lower rating is used. When only one rating is available, that one is used. These ratings are subject to change without notice.

16	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Summary portfolio of investments

Emerging Markets Debt Fund  ■  October 31, 2017

Principal		Issuer		Value	% of net assets
BONDS

CORPORATE BONDS
ARGENTINA
$2,020,000	g	AES Argentina Generacion S.A.	7.750%, 02/02/24	$2,166,288	0.6%
2,000,000	g	Genneia S.A.	8.750%, 01/20/22	2,220,080	0.6
1,950,000	g	YPF S.A.	6.950%, 07/21/27	2,084,063	0.6
		Other		1,932,500	0.6
				8,402,931	2.4
BAHRAIN				1,867,259	0.5
BRAZIL
2,000,000	g	JSL Europe S.A.	7.750%, 07/26/24	2,127,500	0.6
4,850,000		Petrobras Global Finance BV	5.625%–7.375%, 01/17/22–05/20/43	4,976,100	1.4
		Other		14,481,611	4.1
				21,585,211	6.1
CHILE
2,000,000	g	Latam Finance Ltd	6.875%, 04/11/24	2,119,000	0.6
		Other		7,183,744	2.0
				9,302,744	2.6
CHINA				3,839,282	1.1
COLOMBIA
2,000,000	g	Colombia Telecomunicaciones S.A. ESP	5.375%, 09/27/22	2,040,000	0.6
		Other		6,419,325	1.8
				8,459,325	2.4
COSTA RICA
2,000,000	g	Autopistas del Sol S.A.	7.375%, 12/30/30	2,115,000	0.6
		Other		1,871,100	0.5
				3,986,100	1.1
ECUADOR				1,453,800	0.4
GHANA
2,050,000	g	Tullow Oil plc	6.000%, 11/01/20	2,057,687	0.6
		Other		997,500	0.3
				3,055,187	0.9
INDIA				6,873,863	2.0
INDONESIA
1,930,000	g	Pertamina Persero PT	4.300%, 05/20/23	2,037,989	0.6
		Other		11,108,815	3.1
				13,146,804	3.7
ISRAEL				1,595,015	0.5
JAMAICA				1,319,500	0.4

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	17

Summary portfolio of investments	continued

Emerging Markets Debt Fund  ■  October 31, 2017

Principal		Issuer		Value	% of net assets
KAZAKHSTAN
$2,175,000	g	KazTransGas JSC	4.375%, 09/26/27	$2,148,807	0.6%
		Other		1,487,415	0.4
				3,636,222	1.0
MACAU				1,318,845	0.4
MEXICO
2,000,000		Grupo Financiero Santander Mexico SAB de C.V.	8.500%, 12/29/49	2,117,938	0.6
3,075,000	g	Petroleos Mexicanos	6.500%, 03/13/27	3,356,055	1.0
2,000,000	g	Unifin Financiera SAB de C.V. SOFOM ENR	7.000%, 01/15/25	2,093,000	0.6
		Other		10,038,455	2.8
				17,605,448	5.0
MOROCCO				1,798,277	0.5
NETHERLANDS
1,800,000	g	GTH Finance BV	7.250%, 04/26/23	2,038,500	0.6
		Other		1,483,727	0.4
				3,522,227	1.0
NIGERIA
2,000,000	g	IHS Netherlands Holdco BV	9.500%, 10/27/21	2,124,646	0.6
		Other		1,695,108	0.5
				3,819,754	1.1
PANAMA				3,119,513	0.9
PERU
2,000,000	g	Petroleos del Peru S.A.	4.750%, 06/19/32	2,044,400	0.6
		Other		4,721,610	1.3
				6,766,010	1.9
RUSSIA				1,556,814	0.4
SOUTH AFRICA
4,000,000	g	Eskom Holdings SOC Ltd	5.750%, 01/26/21	4,040,560	1.1
2,000,000	g	Stillwater Mining Co	7.125%, 06/27/25	2,055,394	0.6
		Other		3,371,849	1.0
				9,467,803	2.7
THAILAND				1,832,303	0.5
TRINIDAD AND TOBAGO				505,000	0.1
TURKEY
2,050,000	g	Turkiye Is Bankasi	6.125%, 04/25/24	2,044,178	0.6
		Other		11,516,380	3.2
				13,560,558	3.8

18	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Emerging Markets Debt Fund  ■  October 31, 2017

Principal			Issuer		Value	% of net assets
UKRAINE
	$2,000,000	g	Ukreximbank Via Biz Finance plc	9.625%, 04/27/22	$2,157,000	0.6%
	2,000,000	g	Ukreximbank Via Biz Finance plc	9.750%, 01/22/25	2,181,000	0.6
			Other		1,946,496	0.6
					6,284,496	1.8
UNITED ARAB EMIRATES					1,711,538	0.5
UNITED KINGDOM					1,782,000	0.5
URUGUAY					1,749,000	0.5
VENEZUELA					917,575	0.3
ZAMBIA					1,908,000	0.5
				TOTAL CORPORATE BONDS (Cost $163,751,027)	167,748,404	47.5
GOVERNMENT BONDS
ARGENTINA
	3,500,000	g	Argentina Republic Government International Bond	7.125%, 06/28/17	3,591,000	1.0
	3,350,000	g	Provincia de Buenos Aires	7.875%, 06/15/27	3,713,475	1.0
			Other		1,837,500	0.6
					9,141,975	2.6
AZERBAIJAN					1,582,000	0.4
BAHRAIN					2,461,120	0.7
BARBADOS					767,250	0.2
BRAZIL
BRL	13,150,000		Brazil Notas do Tesouro Nacional Serie F	10.000%, 01/01/21	4,125,381	1.2
			Other		5,617,754	1.6
					9,743,135	2.8
CHILE					1,465,333	0.4
COSTA RICA
	$2,500,000	g,p	Costa Rica Government International Bond	7.158%, 03/12/45	2,656,250	0.8
					2,656,250	0.8
COTE D’IVOIRE					3,770,044	1.0
CROATIA					1,939,536	0.5
DOMINICAN REPUBLIC
DOP	124,000,000	g	Dominican Republic International Bond	11.250%, 02/05/27	2,775,302	0.8
	$3,160,000	g	Dominican Republic International Bond	7.450%, 04/30/44	3,752,500	1.1
			Other		2,884,830	0.8
					9,412,632	2.7
ECUADOR
	2,000,000		Ecuador Government International Bond	9.650%, 12/13/26	2,170,000	0.6
			Other		3,036,425	0.9
					5,206,425	1.5

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	19

Summary portfolio of investments	continued

Emerging Markets Debt Fund  ■  October 31, 2017

	Principal		Issuer		Value	% of net assets
EGYPT
	$1,800,000	g	Egypt Government International Bond	8.500%, 01/31/47	$2,036,149	0.6%
			Other		3,142,353	0.9
					5,178,502	1.5
EL SALVADOR
	1,950,000	g	El Salvador Government International Bond	8.625%, 02/28/29	2,208,375	0.6
			Other		1,333,125	0.4
					3,541,500	1.0
GABON					1,601,754	0.5
GHANA					793,068	0.2
GREECE					3,055,817	0.9
GUATEMALA					1,641,750	0.5
INDONESIA					5,898,755	1.7
IRAQ
	2,000,000	g	Iraq Government International Bond	6.752%, 03/09/23	2,003,480	0.6
					2,003,480	0.6
	JAMAICA				2,398,590	0.7
	JORDAN				1,544,142	0.4
	LEBANON
	3,200,000		Lebanon Government International Bond	6.250%, 11/04/24	3,082,835	0.9
	4,500,000		Lebanon Government International Bond	6.100%–6.650%, 05/27/22–02/26/30	4,347,199	1.2
					7,430,034	2.1
	MALAYSIA				958,714	0.3
	MEXICO
MXN	46,040,000		Mexican Bonos	6.500%, 06/09/22	2,349,050	0.7
					2,349,050	0.7
	MONGOLIA
	$3,500,000	g	Mongolia Government International Bond	5.125%–8.750%, 12/05/22–03/09/24	3,570,222	1.0
					3,570,222	1.0
	OMAN				1,901,060	0.5
	PARAGUAY
	2,750,000	g	Republic of Paraguay	6.100%, 08/11/44	3,141,875	0.9
					3,141,875	0.9
	PERU				6,474,480	1.8
	POLAND
PLN	8,900,000		Republic of Poland Government Bond	2.500%, 07/25/26	2,284,515	0.6
					2,284,515	0.6
REPUBLIC OF SERBIA					3,163,939	0.9

20	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary portfolio of investments	continued

Emerging Markets Debt Fund  ■  October 31, 2017

Principal			Issuer		Value	% of net assets
RUSSIA
RUB	129,500,000		Russian Federal Bond - Federal Loan Obligation	7.000%, 08/16/23	$2,182,323	0.6%
	$2,600,000	g	Russian Foreign Bond - Eurobond	5.250%, 06/23/47	2,662,135	0.8
					4,844,458	1.4
SENEGAL					1,446,956	0.4
SOUTH AFRICA
	2,350,000		South Africa Government International Bond	5.875%, 09/16/25	2,503,925	0.7
ZAR	39,100,000		South Africa Government International Bond	7.000%, 02/28/31	2,203,458	0.6
			Other		4,170,471	1.1
					8,877,854	2.4
SRI LANKA
	$1,850,000	g	Sri Lanka Government International Bond	6.850%, 11/03/25	2,051,879	0.6
	2,450,000	g	Sri Lanka Government International Bond	6.200%, 05/11/27	2,601,831	0.7
					4,653,710	1.3
SUPRANATIONAL					3,640,918	1.0
THAILAND					1,596,911	0.5
TURKEY
	2,300,000		Turkey Government International Bond	3.250%, 03/23/23	2,169,146	0.6
	2,850,000		Turkey Government International Bond	6.000%, 03/25/27	3,001,429	0.8
TRY	12,910,000		Turkey Government International Bond	6.875%–11.000%, 01/15/20–03/17/36	4,124,908	1.2
			Other		1,812,114	0.5
					11,107,597	3.1
UKRAINE
	$3,575,000	g	Ukraine Government International Bond	7.750%, 09/01/23	3,794,398	1.1
	2,250,000	g	Ukraine Government International Bond	7.750%, 09/01/27	2,318,715	0.7
	3,800,000	g	Ukraine Government International Bond	7.375%, 09/25/32	3,746,443	1.1
			Other		296,504	0.1
					10,156,060	3.0
URUGUAY
UYU	86,200,000	g	Uruguay Government International Bond	8.500%, 03/15/28	2,991,004	0.8
	$3,450,000		Uruguay Government International Bond	5.100%, 06/18/50	3,700,125	1.0
			Other		1,324,837	0.4
					8,015,966	2.2
VENEZUELA					2,730,225	0.7
ZAMBIA
	3,500,000	g	Zambia Government International Bond	8.500%, 04/14/24	3,745,928	1.1
			Other		815,775	0.2
					4,561,703	1.3
				TOTAL GOVERNMENT BONDS (Cost $164,128,648)	168,709,305	47.7
				TOTAL BONDS (Cost $327,879,675)	336,457,709	95.2

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	21

Summary portfolio of investments	concluded

Emerging Markets Debt Fund  ■  October 31, 2017

Principal	Issuer		Value	% of net assets
SHORT-TERM INVESTMENTS
ARGENTINA			$1,977,550	0.5%
EGYPT			1,701,487	0.5
NIGERIA			1,725,169	0.5
UNITED STATES
$5,450,000	Federal Home Loan Bank (FHLB)	0.850%, 11/01/17	5,450,000	1.6
			5,450,000	1.6
URUGUAY			997,376	0.3
		TOTAL SHORT-TERM INVESTMENTS (Cost $11,894,473)	11,851,582	3.4
		TOTAL PORTFOLIO (Cost $339,774,148)	348,309,291	98.6
		OTHER ASSETS & LIABILITIES, NET	4,905,965	1.4
		NET ASSETS	$353,215,256	100.0%

Abbreviation(s):

BRL	Brazilian Real
DOP	Dominican Peso
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish New Lira
UYU	Uruguayan Peso
ZAR	South African Rand

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2017, the aggregate value of these securities amounted to $251,812,721 or 71.3% of net assets.
p	All or a portion of these securities have been segregated to cover requirements on open forward foreign currency contracts.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of October 31, 2017 were as follows (see Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
$	1,500,000	CNH	10,612,500	Bank of America	11/20/2017	$(98,056)

Abbreviations(s):

CNH	Chinese Yuan Renminbi

22	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Summary of market values by sector

Emerging Markets Debt Fund  ■  October 31, 2017

Sector	Value	% of net assets
GOVERNMENT	$168,709,305	47.7%
FINANCIALS	44,828,234	12.7
UTILITIES	40,107,592	11.4
ENERGY	23,479,472	6.6
MATERIALS	18,734,728	5.3
INDUSTRIALS	17,223,881	4.9
CONSUMER DISCRETIONARY	8,645,935	2.4
TELECOMMUNICATION SERVICES	8,094,636	2.3
CONSUMER STAPLES	3,807,786	1.1
HEALTH CARE	1,595,015	0.5
INFORMATION TECHNOLOGY	1,231,125	0.3
SHORT-TERM INVESTMENTS	11,851,582	3.4
OTHER ASSETS & LIABILITIES, NET	4,905,965	1.4
NET ASSETS	$353,215,256	100.0%

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	23

Consolidated summary portfolio of investments

International Bond Fund  ■  October 31, 2017

						% of net
Principal			Issuer		Value	assets
BANK LOAN OBLIGATIONS
CANADA					$745,434	0.3%
IRELAND					753,691	0.3
LUXEMBOURG					997,462	0.4
UNITED STATES					2,753,297	1.1
				TOTAL BANK LOAN OBLIGATIONS (Cost $5,256,348)	5,249,884	2.1
BONDS
CORPORATE BONDS
ARGENTINA					351,925	0.1
BRAZIL					2,993,627	1.2
CANADA					1,091,750	0.4
CHILE					2,051,675	0.8
CHINA					1,945,544	0.8
COLOMBIA					1,313,775	0.5
FRANCE					1,690,800	0.7
GERMANY					1,970,430	0.8
HONG KONG					572,503	0.2
INDIA					514,193	0.2
INDONESIA					500,868	0.2
IRELAND					311,625	0.1
ISRAEL					531,672	0.2
ITALY					788,096	0.3
JAPAN					1,763,176	0.7
KAZAKHSTAN					1,075,833	0.4
MEXICO					1,949,779	0.8
NETHERLANDS					1,804,308	0.7
PANAMA					348,075	0.2
PERU					348,250	0.1
SPAIN					826,306	0.3
SWEDEN					337,750	0.1
SWITZERLAND					1,595,827	0.7
TURKEY					1,236,071	0.5
UNITED ARAB EMIRATES					425,000	0.2
UNITED KINGDOM
EUR	1,200,000	g	Virgin Media Finance plc	4.500%, 1/15/25	1,477,743	0.6
			Other		2,734,312	1.1
					4,212,055	1.7
UNITED STATES					31,727,532	12.7
				TOTAL CORPORATE BONDS (Cost $61,249,473)	64,278,445	25.6

24	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments	continued

International Bond Fund  ■  October 31, 2017

						% of net
	Principal		Issuer		Value	assets
GOVERNMENT BONDS
	ARGENTINA				$1,108,500	0.4%
	AUSTRALIA				2,852,633	1.1
	BERMUDA
	$1,700,000	g	Bermuda Government International Bond	4.854%, 02/06/24	1,849,804	0.7
					1,849,804	0.7
	BRAZIL
BRL	5,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000%, 01/01/19	1,778,085	0.7
					1,778,085	0.7
	CANADA
CAD	1,300,000		Canadian Government International Bond	5.000%, 06/01/37	1,458,164	0.6
	2,450,000		Province of British Columbia Canada	2.550%, 06/18/27	1,894,748	0.8
			Other		2,081,386	0.8
					5,434,298	2.2
	COTE D’IVOIRE				769,096	0.3
	CYPRUS				380,846	0.2
	ECUADOR				868,785	0.4
	EGYPT				1,484,060	0.6
	FRANCE
EUR	1,293,000		France Government Bond OAT	1.750%, 11/25/24	1,675,015	0.7
	1,500,000		France Government Bond OAT	1.500%, 05/25/31	1,853,702	0.7
	2,340,000	j	French Republic Government Bond OAT	0.000%, 05/25/21	2,766,236	1.1
	2,350,000	g	French Republic Government Bond OAT	2.000%, 05/25/48	2,909,184	1.2
			Other		503,579	0.2
					9,707,716	3.9
	GERMANY				1,172,066	0.5
	GREECE
	1,350,000	g	Hellenic Republic Government Bond	4.375%, 08/01/22	1,569,962	0.6
	1,625,000		Hellenic Republic Government Bond	3.000%, 02/24/30	1,557,752	0.6
					3,127,714	1.2
	HONDURAS
	$1,350,000	g	Honduras Government International Bond	7.500%, 03/15/24	1,532,250	0.6
					1,532,250	0.6
	HUNGARY				1,185,561	0.5
	INDONESIA				2,283,049	0.9

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	25

Consolidated summary portfolio of investments	continued

International Bond Fund  ■  October 31, 2017

						% of net
Principal			Issuer		Value	assets
ISRAEL
ILS	5,250,000		Israel Government Bond-Fixed	5.500%, 01/31/42	$2,197,314	0.9%
					2,197,314	0.9
ITALY
EUR	3,375,000		Italy Buoni Poliennali Del Tesoro	0.350%, 06/15/20	3,969,470	1.6
5,035,000		g	Italy Buoni Poliennali Del Tesoro	4.750%, 08/01/23	7,147,890	2.8
3,675,000			Italy Buoni Poliennali Del Tesoro	1.250%, 12/01/26	4,135,497	1.6
1,775,000		g	Italy Buoni Poliennali Del Tesoro	1.650%, 03/01/32	1,922,329	0.8
1,350,000		g	Italy Buoni Poliennali Del Tesoro	3.450%, 03/01/48	1,691,197	0.7
					18,866,383	7.5
JAPAN
JPY	738,150,000		Japan Government Five Year Bond	0.200%, 06/20/19	6,529,756	2.6
650,450,000			Japan Government Ten Year Bond	0.100%, 09/20/26	5,752,654	2.3
289,950,000			Japan Government Thirty Year Bond	2.500%, 09/20/34	3,404,333	1.3
457,700,000			Japan Government Thirty Year Bond	0.500%, 09/20/46	3,673,704	1.5
249,600,000			Japan Government Twenty Year Bond	1.900%, 03/22/21	2,344,962	0.9
340,000,000			Japan Government Twenty Year Bond	2.100%, 03/20/26	3,511,424	1.4
229,000,000			Japan Government Twenty Year Bond	1.800%, 09/20/31	2,432,715	1.0
305,000,000			Japan Government Twenty Year Bond	0.600%, 12/20/36	2,702,696	1.1
160,000,000			Japan Government Twenty Year Bond	0.700%, 03/20/37	1,438,947	0.6
180,000,000			Japan Government Two Year Bond	0.100%, 02/15/19	1,588,350	0.6
			Other		2,981,393	1.2
					36,360,934	14.5
JORDAN					497,266	0.2
KOREA, REPUBLIC OF
KRW	5,664,500,000		Korea Treasury Bond	1.375%, 09/10/21	4,880,419	1.9
1,800,000,000			Korea Treasury Bond	1,500%, 12/10/26	1,466,489	0.6
			Other		1,301,665	0.5
					7,648,573	3.0
LEBANON					1,362,949	0.5
MEXICO					1,875,581	0.8
MONGOLIA					526,929	0.2
NETHERLANDS					1,333,646	0.5
NEW ZEALAND					405,361	0.2
NORWAY
NOK	14,700,000	g	Norway Government International Bond	3.750%, 05/25/21	1,975,984	0.8
			Other		1,059,455	0.4
					3,035,439	1.2
PERU
PEN	4,480,000	g	Peruvian Government International Bond	8.200%, 08/12/26	1,689,300	0.7
			Other		1,061,379	0.4
					2,750,679	1.1

26	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments	continued

International Bond Fund  ■  October 31, 2017

						% of net
Principal			Issuer		Value	assets
POLAND
PLN	8,165,000		Poland Government International Bond	4.000%, 10/25/23	$2,372,506	0.9%
			Other		1,098,373	0.5
					3,470,879	1.4
RUSSIA
RUB	87,000,000		Russian Federal Bond - Federal Loan Obligation	7.000%, 01/25/23	1,468,318	0.6
					1,468,318	0.6
SAUDI ARABIA					1,219,843	0.5
SENEGAL					826,832	0.3
SOUTH AFRICA
	$1,475,000		Republic of South Africa Government International Bond	4.850%, 09/27/27	1,439,704	0.6
ZAR	41,250,000		South Africa Government International Bond	7.000%–10.500%, 12/21/26–01/31/44	2,707,854	1.1
					4,147,558	1.7
SPAIN
EUR	2,210,000		Spain Government International Bond	0.400%, 04/30/22	2,596,392	1.0
	$3,600,000	g	Spain Government International Bond	2.750%, 10/31/24	4,741,753	1.9
1,275,000		g	Spain Government International Bond	2.900%, 10/31/46	1,532,217	0.6
			Other		2,739,412	1.2
					11,609,774	4.7
SRI LANKA
1,625,000		g	Sri Lanka Government International Bond	6.200%, 05/11/27	1,725,704	0.7
					1,725,704	0.7
SUPRANATIONAL
INR	129,300,000		Asian Development Bank	6.200%, 10/06/26	2,009,839	0.8
			Other		3,876,939	1.6
					5,886,778	2.4
SWEDEN					1,062,878	0.4
THAILAND
THB	69,000,000		Thailand Government International Bond	1.875%, 06/17/22	2,078,998	0.8
					2,078,998	0.8
TURKEY					1,619,734	0.6
UNITED KINGDOM
GBP	1,250,000		United Kingdom Gilt	1.750%, 07/22/19	1,696,745	0.7
2,960,000			United Kingdom Gilt	1.500%, 01/22/21	4,043,571	1.6
1,600,000			United Kingdom Gilt	0.500%, 07/22/22	2,097,053	0.8
1,230,000			United Kingdom Gilt	4.750%, 12/07/30	2,247,609	0.9
1,175,000			United Kingdom Gilt	4.250%, 03/07/36	2,149,723	0.9
3,400,000			United Kingdom Gilt	1.500%, 07/22/47	4,104,845	1.6
					16,339,546	6.5

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	27

Consolidated summary portfolio of investments	continued

International Bond Fund  ■  October 31, 2017

						% of net
Principal			Issuer		Value	assets
URUGUAY
UYU	43,000,000		Uruguay Government International Bond	8.500%, 03/15/28	$1,492,032	0.6%
			Other		757,453	0.3
					2,249,485	0.9
				TOTAL GOVERNMENT BONDS (Cost $164,698,893)	166,101,844	66.3
				TOTAL BONDS (Cost $225,948,366)	230,380,289	91.9
SHORT-TERM INVESTMENTS
EGYPT
EGP	25,000,000	j	Egypt Treasury Bills	0.000%, 12/12/17	1,388,904	0.6
					1,388,904	0.6
NIGERIA					1,332,726	0.5
UNITED STATES
	$9,600,000		Federal Home Loan Bank (FHLB)	0.700%, 11/01/17	9,600,000	3.8
					9,600,000	3.8
				TOTAL SHORT-TERM INVESTMENTS (Cost $12,265,231)	12,321,630	4.9
				TOTAL PORTFOLIO (Cost $243,469,945)	247,951,803	98.9
				OTHER ASSETS & LIABILITIES, NET	2,651,881	1.1
				NET ASSETS	$250,603,684	100.0%

Abbreviation(s):
BRL	Brazilian Real
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
GBP	Pound Sterling
ILS	New Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PEN	Peruvian Sol
PLN	Polish Zloty
RUB	Russian Ruble
THB	Thai Baht
UYU	Uruguayan Peso
ZAR	South African Rand

28	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Consolidated summary portfolio of investments	concluded

International Bond Fund  ■  October 31, 2017

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2017, the aggregate value of these securities amounted to $69,383,118 or 27.7% of net assets.
j	Zero coupon

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent less than 1% or less of net assets.

For ease of presentation, a number of classification categories have been grouped together in the Consolidated summary portfolio of investments. Note that the Fund uses more specific categories in following its investment limitations on investment concentrations.

Forward foreign currency contracts outstanding as of October 31, 2017 were as follows (see Note 3):

Currency		Currency				Unrealized
to be		to be				appreciation
purchased	Receive	sold	Deliver	Counterparty	Settlement date	(depreciation)
	$3,833,861	AUD	5,007,178	Bank of America	11/30/2017	$2,870
	$36,268,025	JPY	4,124,737,045	Bank of America	11/30/2017	(55,253)
	$7,177,728	KRW	8,072,431,838	Bank of America	11/30/2017	(43,017)
	$1,532,008	NOK	12,512,826	Bank of America	11/30/2017	(1,033)
	$1,906,816	PLN	6,983,334	Bank of America	11/30/2017	(11,608)
	$1,045,037	THB	34,771,304	Bank of America	11/30/2017	(1,725)
	$1,360,847	ZAR	19,336,069	Bank of America	11/30/2017	818
Total						$(108,948)
	$5,446,122	CAD	7,004,347	Morgan Stanley	11/30/2017	$15,469
	$83,325,739	EUR	71,741,829	Morgan Stanley	11/30/2017	(381,157)
	$2,476,985	EUR	2,122,207	Morgan Stanley	11/30/2017	838
	$20,916,328	GBP	15,923,815	Morgan Stanley	11/30/2017	(251,359)
	$2,173,369	SEK	18,182,380	Morgan Stanley	11/30/2017	(2,226)
Total						$(618,435)
Total						$(727,383)

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krone
THB	Thai Baht
ZAR	South African Rand

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	29

Consolidated summary of market values by sector

International Bond Fund  ■  October 31, 2017

		% of net
Sector	Value	assets
GOVERNMENT	$166,101,844	66.3%
FINANCIALS	15,887,504	6.3
CONSUMER DISCRETIONARY	11,184,448	4.5
UTILITIES	7,982,261	3.2
MATERIALS	7,790,156	3.1
INDUSTRIALS	6,319,179	2.5
ENERGY	4,915,658	2.0
TELECOMMUNICATION SERVICES	4,772,600	1.9
INFORMATION TECHNOLOGY	4,161,357	1.7
HEALTH CARE	3,617,687	1.4
CONSUMER STAPLES	1,527,562	0.6
REAL ESTATE	1,369,917	0.5
SHORT-TERM INVESTMENTS	12,321,630	4.9
OTHER ASSETS & LIABILITIES, NET	2,651,881	1.1
NET ASSETS	$250,603,684	100.0%

30	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Statements of assets and liabilities

TIAA-CREF Funds  ■  October 31, 2017

	Emerging Markets Debt Fund	International Bond Fund**

ASSETS
Portfolio investments, at value†	$348,309,291	$247,951,803
Cash	21,102	19,534
Cash – foreign^	—	190,692
Receivable from securities transactions	833,053	4,207,893
Receivable for delayed delivery securities	—	2,269,937
Receivable from Fund shares sold	4,572,873	4,425,978
Dividends and interest receivable	4,959,814	1,877,434
Due from affiliates	820	11,248
Other	6,107	1,793
Total assets	358,703,060	260,956,312

LIABILITIES
Management fees payable	26,192	18,521
Service agreement fees payable	456	101
Distribution fees payable	370	483
Due to affiliates	9,446	10,269
Payable for securities transactions	5,317,866	8,819,880
Payable for delayed delivery securities	—	750,000
Payable for Fund shares redeemed	4,780	—
Payable for trustee compensation	6,598	2,366
Unrealized depreciation on forward foreign currency contracts	98,056	727,383
Accrued expenses and other payables	24,040	23,625
Total liabilities	5,487,804	10,352,628
NET ASSETS	$353,215,256	$250,603,684

NET ASSETS CONSIST OF:
Paid-in-capital	$334,812,213	$251,071,234
Undistributed net investment income (loss)	2,869,294	(2,521,434)
Accumulated net realized gain (loss) on total investments	7,115,899	(1,693,718)
Net unrealized appreciation (depreciation) on total investments	8,417,850	3,747,602
NET ASSETS	$353,215,256	$250,603,684

INSTITUTIONAL CLASS:
Net assets	$337,783,721	$244,047,598
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	32,274,081	24,670,028
Net asset value per share	$10.47	$9.89

ADVISOR CLASS:
Net assets	$140,762	$991,958
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	13,437	100,230
Net asset value per share	$10.48	$9.90

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	31

Statements of assets and liabilities	concluded

TIAA-CREF Funds  ■  October 31, 2017

	Emerging Markets Debt Fund	International Bond Fund**

PREMIER CLASS:
Net assets	$373,478	$988,877
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	35,716	100,000
Net asset value per share	$10.46	$9.89

RETIREMENT CLASS:
Net assets	$13,332,644	$2,883,004
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	1,274,696	291,821
Net asset value per share	$10.46	$9.88

RETAIL CLASS:
Net assets	$1,584,651	$1,692,247
Outstanding shares of beneficial interest, unlimited shares authorized ($.0001 par value)	151,429	171,250
Net asset value per share	$10.46	$9.88
** Consolidated statement of assets and liabilities (see Note 1)
† Portfolio investments, cost	$339,774,148	$243,469,945
^ Foreign cash, cost	$—	$190,708

32	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements

Statements of operations

TIAA-CREF Funds  ■  For the period or year ended October 31, 2017

	Emerging Markets Debt Fund	International Bond Fund**

INVESTMENT INCOME
Interest*	$20,550,783	$6,110,640
Dividends	—	92
Total income	20,550,783	6,110,732

EXPENSES
Management fees	1,737,383	1,464,153
Shareholder servicing — Institutional Class	905	387
Shareholder servicing — Advisor Class	57	—
Shareholder servicing — Premier Class	65	—
Shareholder servicing — Retirement Class	21,381	4,975
Shareholder servicing — Retail Class	3,375	—
Distribution fees — Premier Class	409	1,454
Distribution fees — Retail Class	3,139	3,382
Administrative service fees	60,228	62,410
Professional fees	76,685	150,636
Trustee fees and expenses	4,760	4,384
Other expenses	169,349	190,302
Total expenses	2,077,736	1,882,083
Less: Expenses reimbursed by the investment adviser	(2,141)	(140,374)
Net expenses	2,075,595	1,741,709
Net investment income (loss)	18,475,188	4,369,023

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments	7,604,489	(2,006,851)
Forward foreign currency contracts	(1,155)	(3,464,241)
Swap contracts	325,737	—
Foreign currency transactions	(391,974)	(726,922)
Net realized gain (loss) on total investments	7,537,097	(6,198,014)
Change in unrealized appreciation (depreciation) on:
Portfolio investments‡	4,667,225	10,836,659
Forward foreign currency contracts	(93,271)	(219,108)
Swap contracts	(163,799)	—
Translation of assets (other than portfolio investments) and liabilities denominated in foreign currencies	(21,280)	19,198
Net change in unrealized appreciation (depreciation) on total investments and from affiliated investments	4,388,875	10,636,749
Net realized and unrealized gain (loss) on total investments	11,925,972	4,438,735
Net increase (decrease) in net assets from operations	$30,401,160	$8,807,758
* Net foreign withholding taxes of	$22,084	$21,939
** Consolidated statement of operations (see Note 1)
‡ Includes net change in unrealized foreign capital gains taxes of	$(6,964)	$—

See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	33

Statements of changes in net assets

TIAA-CREF Funds  ■  For the period or year ended

		Emerging Markets Debt Fund		International Bond Fund
		October 31, 2017	October 31, 2016	October 31, 2017**	October 31, 2016*

OPERATIONS
Net investment income (loss)		$18,475,188	$13,958,656	$4,369,023	$274,509
Net realized gain (loss) on total investments		7,537,097	1,362,148	(6,198,014)	4,328,338
Net change in unrealized appreciation (depreciation) on total investments		4,388,875	15,851,767	10,636,749	(6,889,147)
Net increase (decrease) in net assets from operations		30,401,160	31,172,571	8,807,758	(2,286,300)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:	Institutional Class	(16,188,091)	(12,460,423)	(6,731,828)	—
	Advisor Class†	(6,331)	(4,270)	(24,645)	—
	Premier Class	(13,692)	(52,701)	(24,035)	—
	Retirement Class	(416,890)	(247,071)	(39,064)	—
	Retail Class	(63,462)	(86,082)	(28,195)	—
From realized gains:	Institutional Class	(663,719)	—	(139,676)	—
	Advisor Class†	(257)	—	(549)	—
	Premier Class	(586)	—	(549)	—
	Retirement Class	(14,115)	—	(835)	—
	Retail Class	(2,962)	—	(648)	—
Total distributions		(17,370,105)	(12,850,547)	(6,990,024)	—

SHAREHOLDER TRANSACTIONS
Subscriptions:	Institutional Class	96,325,668	120,322,151	118,597,792	252,309,617
	Advisor Class†	23,180	99,983	2,200	1,000,000
	Premier Class	105,343	5,171	—	1,000,000
	Retirement Class	9,432,266	7,197,427	1,815,749	1,408,246
	Retail Class	1,338,689	1,464,599	637,515	1,158,430
Reinvestments of distributions:	Institutional Class	1,260,598	362,028	141,313	—
	Advisor Class†	350	—	15	—
	Premier Class	626	69	—	—
	Retirement Class	430,469	195,186	15,579	—
	Retail Class	65,349	34,582	4,595	—
Redemptions:	Institutional Class	(46,115,427)	(75,087,480)	(103,871,804)	(22,673,141)
	Advisor Class†	—	—	—	—
	Premier Class	(10)	(782,645)	—	—
	Retirement Class	(4,473,446)	(2,489,993)	(367,034)	(1,626)
	Retail Class	(1,412,607)	(1,300,293)	(105,196)	—
Net increase (decrease) from shareholder transactions		56,981,048	50,020,785	16,870,724	234,201,526
Net increase (decrease) in net assets		70,012,103	68,342,809	18,688,458	231,915,226
NET ASSETS
Beginning of period		283,203,153	214,860,344	231,915,226	—
End of period		$353,215,256	$283,203,153	$250,603,684	$231,915,226
Undistributed net investment income (loss) included in net assets		$2,869,294	$1,418,805	$(2,521,434)	$4,463,791

34	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	35

Statements of changes in net assets	concluded

TIAA-CREF Funds  ■  For the period or year ended

		Emerging Markets Debt Fund		International Bond Fund
		October 31, 2017	October 31, 2016	October 31, 2017**	October 31, 2016*

CHANGE IN FUND SHARES
Shares sold:	Institutional Class	9,579,797	12,361,920	12,309,878	25,346,143
	Advisor Class†	2,224	11,180	228	100,000
	Premier Class	10,137	511	—	100,000
	Retirement Class	920,787	736,654	186,776	140,938
	Retail Class	131,060	146,664	65,635	115,978
Shares reinvested:	Institutional Class	128,642	36,849	14,967	—
	Advisor Class†	33	—	2	—
	Premier Class	62	7	—	—
	Retirement Class	42,628	20,037	1,642	—
	Retail Class	6,502	3,536	484	—
Shares redeemed:	Institutional Class	(4,554,674)	(7,755,386)	(10,705,607)	(2,295,354)
	Advisor Class†	—	—	—	—
	Premier Class	(1)	(77,284)	—	—
	Retirement Class	(445,942)	(250,890)	(37,371)	(163)
	Retail Class	(141,960)	(128,799)	(10,847)	—
Net increase (decrease) from shareholder transactions		5,679,295	5,104,999	1,825,787	23,507,542
*	For the period August 5, 2016 to October 31, 2016
**	Consolidated statement of changes in net assets (see Note 1)
†	Advisor Class commenced operations on December 4, 2015.

36	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	37

Financial highlights

TIAA-CREF Funds

		Selected per share data										Ratios and supplemental data
			Gain (loss) from investment operations
					Net realized								Ratios to average net assets
For the		Net asset	Net		& unrealized	Total gain	Less distributions from		Total	Net asset		Net assets					Net
period or year ended		value, beginning of period	investment income (loss)	[a]	gain (loss) on total investments	(loss) from investment operations	Net investment income	Net realized gains	dividends and distributions	value, end of period	Total return	at end of period (in thousands)	Gross expenses		Net expenses		investment income (loss)		Portfolio turnover rate

EMERGING MARKETS DEBT FUND
Institutional Class:
10/31/17		$10.09	$0.59		$0.35	$0.94	$(0.54)	$(0.02)	$(0.56)	$10.47	9.68%	$337,784	0.65%		0.65%		5.86%		126%
10/31/16		9.36	0.57		0.69	1.26	(0.53)	—	(0.53)	10.09	13.93	273,626	0.68		0.65		6.02		125
10/31/15		10.04	0.51		(0.83)	(0.32)	(0.36)	—	(0.36)	9.36	(3.15)	210,295	0.66		0.65		5.35		115
10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—	—	10.04	0.40 [b]	53,371	8.89	[c]	0.65	[c]	4.07	[c]	3	[b]
Advisor Class:
10/31/17		10.10	0.59		0.35	0.94	(0.54)	(0.02)	(0.56)	10.48	9.64	141	0.70		0.70		5.81		126
10/31/16	‡	9.27	0.52		0.83	1.35	(0.52)	—	(0.52)	10.10	15.05 [b]	113	0.70	[c]	0.67	[c]	6.00	[c]	125
Premier Class:
10/31/17		10.08	0.58		0.34	0.92	(0.52)	(0.02)	(0.54)	10.46	9.53	373	0.82		0.80		5.71		126
10/31/16		9.35	0.56		0.68	1.24	(0.51)	—	(0.51)	10.08	13.78	257	0.84		0.80		5.91		125
10/31/15		10.04	0.49		(0.84)	(0.35)	(0.34)	—	(0.34)	9.35	(3.44)	957	0.86		0.80		5.09		115
10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—	—	10.04	0.40 [b]	1,004	10.26	[c]	0.80	[c]	3.70	[c]	3	[b]
Retirement Class:
10/31/17		10.08	0.57		0.34	0.91	(0.51)	(0.02)	(0.53)	10.46	9.42	13,333	0.90		0.90		5.63		126
10/31/16		9.35	0.55		0.69	1.24	(0.51)	—	(0.51)	10.08	13.69	7,635	0.93		0.90		5.66		125
10/31/15		10.04	0.49		(0.84)	(0.35)	(0.34)	—	(0.34)	9.35	(3.51)	2,351	0.94		0.90		5.09		115
10/31/14	*	10.00	0.04		0.00 [d]	0.04	—	—	—	10.04	0.40 [b]	1,218	10.22	[c]	0.90	[c]	3.70	[c]	3	[b]
Retail Class:
10/31/17		10.08	0.56		0.34	0.90	(0.50)	(0.02)	(0.52)	10.46	9.28	1,585	1.17		1.00		5.50		126
10/31/16		9.35	0.54		0.69	1.23	(0.50)	—	(0.50)	10.08	13.61	1,571	1.01		0.99		5.63		125
10/31/15		10.04	0.48		(0.84)	(0.36)	(0.33)	—	(0.33)	9.35	(3.59)	1,257	0.97		0.97		4.96		115
10/31/14	*	10.00	0.03		0.01	0.04	—	—	—	10.04	0.40 [b]	1,114	10.33	[c]	1.00	[c]	3.53	[c]	3	[b]

INTERNATIONAL BOND FUND
Institutional Class:
10/31/17	**	9.87	0.16		0.12	0.28	(0.25)	(0.01)	(0.26)	9.89	2.92	244,048	0.70		0.65		1.64		133
10/31/16	†	10.00	0.03		(0.16)	(0.13)	—	—	—	9.87	(1.30)[b]	227,410	1.82	[c]	0.65	[c]	1.28	[c]	18	[b]
Advisor Class:
10/31/17	**	9.87	0.16		0.13	0.29	(0.25)	(0.01)	(0.26)	9.90	2.98	992	0.70		0.65		1.66		133
10/31/16	†	10.00	0.02		(0.15)	(0.13)	—	—	—	9.87	(1.30)[b]	987	1.96	[c]	0.80	[c]	0.94	[c]	18	[b]
Premier Class:
10/31/17	**	9.87	0.15		0.12	0.27	(0.24)	(0.01)	(0.25)	9.89	2.82	989	0.84		0.79		1.51		133
10/31/16	†	10.00	0.02		(0.15)	(0.13)	—	—	—	9.87	(1.30)[b]	987	2.50	[c]	0.80	[c]	0.94	[c]	18	[b]
Retirement Class:
10/31/17	**	9.86	0.14		0.13	0.27	(0.24)	(0.01)	(0.25)	9.88	2.79	2,883	0.95		0.90		1.44		133
10/31/16	†	10.00	0.02		(0.16)	(0.14)	—	—	—	9.86	(1.40)[b]	1,389	2.53	[c]	0.90	[c]	0.84	[c]	18	[b]
Retail Class:
10/31/17	**	9.86	0.14		0.12	0.26	(0.23)	(0.01)	(0.24)	9.88	2.73	1,692	0.96		0.90		1.42		133
10/31/16	†	10.00	0.02		(0.16)	(0.14)	—	—	—	9.86	(1.40)[b]	1,144	4.29	[c]	1.00	[c]	0.75	[c]	18	[b]

*	The Fund commenced operations on September 26, 2014.
**	Consolidated financial highlights (see Note 1)
†	The Fund commenced operations on August 5, 2016.
‡	The Advisor Class commenced operations on December 4, 2015.
[a]	Based on average shares outstanding.
[b]	The percentages shown for this period are not annualized.
[c]	The percentages shown for this period are annualized.
[d]	Amount represents less than $0.01 per share.

38	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds	See notes to financial statements	See notes to financial statements	TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	39

Notes to financial statements

TIAA-CREF Funds

Note 1—organization and significant accounting policies

TIAA-CREF Funds (the “Trust”) is a Delaware statutory trust that is registered with the Securities and Exchange Commission (“Commission”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. The following are the TIAA-CREF Funds included in this report: Emerging Markets Debt Fund and International Bond Fund (collectively the “Funds” or individually, the “Fund”). The International Bond Fund commenced operations on August 5, 2016.

The Funds offer their shares, without a sales load, through their principal underwriter, Teachers Personal Investors Services, Inc. (“TPIS”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America (“TIAA”). Teachers Advisors, LLC (“Advisors”), a wholly owned indirect subsidiary of TIAA, is registered with the Commission as an investment adviser and provides investment management services for the Funds. The Funds offer five share classes: Institutional, Advisor, Premier, Retirement and Retail Classes of shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—-Investment Companies. The Net Asset Value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions. The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.

Security valuation: The Funds’ investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions

40	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

received that may be considered return of capital distributions or capital gain distributions.

Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed are allocated to each fund in the Trust based upon the average net assets of each fund.

Foreign currency transactions and translation: Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day using exchange rates obtained from an independent third party. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is reflected as a component of security gains and losses.

Distributions to shareholders: Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Income taxes: Each Fund is treated separately for income tax purposes. The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code (“Code”) and will not be subject to income taxes to the extent that they distribute all taxable income each year and comply with various other Code requirements. The Funds file income tax returns in U.S. federal and applicable state and local jurisdictions. A fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Funds’ tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Funds’ financial statements.

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Reclassifications are made to a Fund’s capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended October 31, 2017, permanent book and tax differences resulting primarily from differing treatments for foreign currency transactions, certain foreign taxes paid, utilization of tax equalization credits and income generated from swaps were identified and reclassified among the components of the Fund’s net assets. Net investment income and net realized gains (losses), as disclosed on the Statements of Operations, and net assets were not affected by these reclassifications.

Foreign taxes: The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	41

Notes to financial statements

Funds will accrue such taxes and recoveries as applicable, based upon the current interpretation of tax rules and regulations that exist in the markets in which the Funds invest.

Trustee compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included in the accompanying Statements of Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statements of Operations.

Basis for consolidation: The International Bond Fund is presented on a consolidated basis with the TIAA-CREF International Bond Fund Offshore Limited (“Subsidiary”), a wholly owned subsidiary of the International Bond Fund organized under the laws of the Cayman Islands. The Subsidiary commenced operations on March 1, 2017 and is intended to provide the Fund with exposure to Regulation S fixed-income securities. Regulation S securities are securities of U.S. and non-U.S. issuers that are issued through private placement transactions with the Commission pursuant to Regulation S under the Securities Act of 1933. The Subsidiary is advised by Advisors and has the same investment objective as the Fund, but unlike the Fund, it may invest in Regulation S securities without limitation. As of October 31, 2017, the net assets of the Subsidiary were $11,426,070 representing 5% of the Fund’s consolidated net assets. All inter-company transactions and balances have been eliminated.

Select financial information related to the Subsidiary is as follows:

Total market value of investments	$10,863,306
Net assets	$11,426,070
Net investment income (loss)	$155,835
Net realized gain (loss)	$309,179
Net change in unrealized appreciation (depreciation)	$336,779

New accounting pronouncement: In March 2017, FASB issued ASU 2017-08, Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the premium amortization period on a purchased callable debt security from the security’s contractual life to the earliest call date. It is anticipated that this change will reduce losses recognized when a security is called on an earlier date. This guidance is effective for fiscal years beginning after December 15, 2018. This guidance will not significantly impact the Funds’ financial statements.

New rule issuances: In October 2016, the Commission issued Final Rule Release No. 33-10231, Investment Company Reporting Modernization. This final rule modernizes investment company reporting by requiring the filing of new Forms N-PORT and N-CEN, and amends Regulation S-X disclosures related to derivatives and other disclosures in the financial statements and other filings. The requirements of this final rule in

42	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

continued

relation to Form N-CEN must be complied with by June 1, 2018. In December 2017, the Commission issued Temporary Final Rule Release No. 33-10442, which delayed the filing requirements related to Form N-PORT from June 1, 2018 to April 1, 2019, but still requires the Funds to maintain the data that would have been filed on Form N-PORT during the deferral period. Management is currently assessing the impact of Forms N-PORT and N-CEN on the Funds’ various filings. On August 1, 2017, the Funds implemented the amendments to Regulation S-X related to derivatives and other disclosures in the financial statements and other filings. The amended S-X disclosures required under this rule did not have an impact on net assets or results of operations but resulted in new disclosures in the schedules of investments for certain investment types. Please refer to the schedules of investments and Note 3 of the financial statements disclosures for details.

In October 2016, the Commission issued Final Rule Release No. 33-10233, Investment Company Liquidity Risk Management Programs. This final rule requires funds to establish a liquidity risk management program and enhances disclosures regarding funds’ liquidity. The requirements of this final rule must be adopted by December 1, 2018. Management is currently assessing the impact of this rule to the Funds’ financial statements and other filings.

In March 2017, the Commission issued Final Rule Release No. 34-80295, Amendment to Securities Transaction Settlement Cycle. This final rule shortens the standard settlement cycle from T+3 to T+2. It is expected that this shortened settlement time will decrease certain risks due to the reduction of unsettled trades and risk exposure. The compliance date for this final rule was September 5, 2017. This rule did not materially impact the Funds’ financial statements and other filings.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Board. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized as Level 3. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	43

Notes to financial statements

In accordance with ASC 820, certain portfolio investments that are measured at fair value using the NAV per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statements of Assets and Liabilities. As of October 31, 2017, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value follows:

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Forward foreign currency contracts: Forward foreign currency contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Board. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended, October 31, 2017, there were no material transfers between levels by the Funds.

As of October 31, 2017, 100% of the value of investments in the International Bond Fund was valued based on Level 2 inputs.

The following table summarizes the market value of the Emerging Markets Debt Fund’s investments as of October 31, 2017, based on the inputs used to value them:

Regions	Level 1	Level 2	Level 3	Total
Africa/Middle East	$—	$65,999,483	$793,068	$66,792,551
Asia	—	48,907,633	—	48,907,633
Europe	—	62,961,513	296,504	63,258,017
Latin America	—	147,462,672	6,395,919	153,858,591
All other debt investments*	—	3,640,917	—	3,640,917
Short-term investment	—	11,851,582	—	11,851,582
Forward foreign currency contracts**	—	(98,056)	—	(98,056)
Total	$—	$340,725,744	$7,485,491	$348,211,235

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the market value of portfolio investments.

44	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

continued

The following table is a reconciliation of the Emerging Markets Debt Fund’s investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments
Balance as of October 31, 2016	$5,460,376
Purchases	4,507,466
Sales	(2,409,398)
Gains (losses)	280,897
Change in unrealized appreciation (depreciation)	(650,354)
Transfers into Level 3	296,504
Balance as of October 31, 2017	$7,485,491

The following table summarized the significant unobservable inputs used to value Level 3 investments in the Emerging Markets Debt Fund as of October 31, 2017:

	Fair value as of October 31, 2017	Valuation technique	Unobservable input	Range (weighted average)
Corporate bonds	$3,665,694	Market transaction	Discount	64.5%–71.1% (66.7%)
Government bonds	793,068	Broker quote	*
Government bonds	3,026,729	Market transaction	Discount	43.0%–66.3% (60.5%)
Total	$7,485,491

*	Single broker quote.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Funds value derivatives at fair value.

At October 31, 2017, the following Funds have invested in derivative contracts which are reflected in the Statements of Assets and Liabilities as follows:

	Liability derivatives
Derivative contract	Location	Fair value amount
Emerging Markets Debt Fund
Foreign-exchange contracts	Forward foreign currency contracts	$(98,056)
International Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	(727,383)

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	45

Notes to financial statements

For the year ended October 31, 2017, the effect of derivative contracts on the Funds’ Statements of Operations was as follows:

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)
Emerging Markets Debt Fund
Credit contracts	Swap contracts	$325,737	$(163,799)
Foreign-exchange contracts	Forward foreign currency contracts	(1,155)	(93,271)
International Bond Fund
Foreign-exchange contracts	Forward foreign currency contracts	(3,464,241)	(219,108)

Credit default swap contracts: Certain Funds are subject to credit risk in the normal course of pursuing their investment objectives. Credit default swaps can be settled either directly with the counterparty (bilateral) or through a central clearinghouse (centrally cleared). A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. As a seller in a credit default swap contract, the Funds are required to pay an agreed upon amount to the counterparty with the occurrence of a specified credit event, such as certain bankruptcies related to an underlying credit instrument, index, or issuer which would likely result in a loss to the Funds. The agreed upon amount approximates the notional value of the swap and is estimated to be the maximum potential future payment that the Funds could be required to make under the contract. In return, the Funds receive from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Funds keep the stream of payments with no payment obligations. When the Funds sell a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets in a segregated account equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Funds.

Certain Funds may also buy credit default swap contracts, in which case the Funds function as the counterparty referenced above. This involves the risk that the contract may expire worthless. Bilateral swaps involve counterparty risk that the seller may fail to satisfy its payment obligations to the Funds with the occurrence of a credit event. Centrally cleared swaps have minimal counterparty credit risk to the Funds as they are entered into with a central clearinghouse which guarantees the swap against default.

The value of a bilateral swap included in net assets is the unrealized gain or loss of the contract plus or minus any unamortized premiums paid or received, respectively. Appreciated swaps and premiums paid are reflected as assets, while depreciated swaps and premiums received are reflected as liabilities on the Statements of Assets and Liabilities. Centrally cleared swaps initial margin deposits are made, and variation margin payments are made or received reflecting daily changes in the value

46	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

continued

of the swap contract. The daily fluctuation in fair value is accounted for as a variation margin receivable or payable on the Statements of Assets and Liabilities.

Under the terms of the credit default swap contracts, the Funds receive or make quarterly payments based on a payment rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statements of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. Daily changes in the value of such contracts are reflected in net unrealized gains and losses.

The Funds invest in credit default swaps to hedge or manage the risks associated with assets held in the Funds and/or to facilitate the implementation of portfolio strategies to seek to increase the total return. During the year ended October 31, 2017, the Emerging Markets Debt Fund had exposure to credit default swap contracts, based on underlying notional values, generally between 0% and 1% of net assets. There are no outstanding credit default swap contracts as of October 31, 2017.

Forward foreign currency contracts: Certain Funds are subject to foreign exchange risk in the normal course of pursuing their investment objectives. The Funds use forward foreign currency contracts (“forwards”), including non-deliverable forwards (“NDFs”), to, among other things, hedge portfolio currency risk and to facilitate transactions in securities denominated in foreign currencies. Forwards are over-the-counter (“OTC”) commitments that involve an obligation to purchase or sell a fixed amount of a specific currency on a future date at a locked exchange rate. NDFs allow hedging of currencies where government regulations restrict foreign access to local currency or the parties want to compensate for risk without a physical exchange of funds. Forwards are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded as appreciation or depreciation in the Statements of Assets and Liabilities. The Funds realize gains and losses at the time the forward is closed. Realized and unrealized gains and losses are included in the Statements of Operations. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts; from unanticipated movements in the value of a foreign currency relative to the U.S. dollar; and that losses may exceed amounts recognized on the Statements of Assets and Liabilities. During the year ended October 31, 2017, the Emerging Markets Debt Fund and the International Bond Fund had exposure to forwards, based on underlying notional values, generally between 0% and 1%, and 67% and 73% of net assets, respectively. The forward contracts outstanding as of October 31, 2017 are disclosed in the summary portfolio of investments and the full schedules of investments.

Note 4—investment adviser and affiliates

Under the terms of the Investment Management Agreement, with respect to each Fund, Advisors provides asset management services to the Funds for an annual fee, payable monthly. The Funds have entered into an Administrative Service Agreement with Advisors under which the Funds pay Advisors for its costs in providing certain administrative and compliance services to the Funds.

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	47

Notes to financial statements

The Subsidiary has entered into an investment management agreement with Advisors. Under this agreement, Advisors provides the same management services to the Subsidiary as it does to the International Bond Fund. Advisors is not compensated directly by the Subsidiary for their services, rather they are provided a management fee on the average net assets of the Fund which includes investments in the Subsidiary. The Fund bears all operating expenses of the Subsidiary.

Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee, payable monthly to Advisors for providing certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of Operations are paid to Advisors under the Retirement Class Service Agreement. Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates TPIS for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates TPIS for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.

Advisors has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of October 31, 2017, the investment management fee, service agreement fee, distribution fee and maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:

	Investment management fee range	Investment management fee—effective rate	Service agreement fee	Distribution fee
Fund			Retirement Class	Premier Class	Retail Class
Emerging Markets Debt*	0.45%–0.55%	0.55%	0.25%	0.15%	0.25%
International Bond†	0.50–0.55	0.55	0.25	0.15	0.25

	Maximum expense amounts‡
	Institutional	Advisor	Premier	Retirement	Retail
Fund	Class	Class	Class	Class	Class
Emerging Markets Debt*	0.65%	0.80%	0.80%	0.90%	1.00%
International Bond†	0.65	0.80	0.80	0.90	1.00

*	Prior to May 1, 2017, the investment management fee range for Emerging Markets Debt Fund was 0.47%–0.55% of average daily net assets.
†	Prior to May 1, 2017, the investment management fee range for the International Bond Fund was 0.51%–0.55% of average daily net assets.
‡	Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage and other transactional expenses, acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least February 28, 2018. The reimbursement arrangements can only be changed with the approval of the Board of Trustees.

48	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

continued

The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended October 31, 2017, the Funds did not have any security transactions with affiliated entities.

As of October 31, 2017, TIAA, an affiliate, was invested in the Funds. During the year there were no redemptions. The following is the percentage of the Fund’s shares owned by affiliates as of October 31, 2017:

		TIAA-CREF
Underlying Fund	TIAA	Lifecycle Funds	Total
Emerging Markets Debt	—%	91%	91%
International Bond	2	97	99

Note 5—investments

Securities purchased on a when-issued or delayed-delivery basis: The Funds may purchase securities on a when-issued or delayed-delivery basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after trade date; interest income is not accrued until settlement date. At the time a Fund enters into such transactions, it is required to have segregated assets with a current value at least equal to the amount of its when-issued or delayed-delivery purchase commitments.

Restricted securities: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At October 31, 2017, net unrealized appreciation (depreciation) based on aggregate cost of portfolio investments for federal income tax purposes, consisting of gross unrealized appreciation and gross unrealized depreciation, was as follows:

Fund	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Emerging Markets Debt Fund	$340,101,277	$14,882,914	$(6,772,956)	$8,109,958
International Bond Fund	246,492,984	8,213,612	(7,482,176)	731,436

For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as upfront fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized in income and/or capital gains for tax reporting.

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	49

Notes to financial statements

Purchases and sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the year ended October 31, 2017 were as follows:

Fund	Non-U.S. government purchases	Non-U.S. government sales
Emerging Markets Debt	$442,150,555	$385,094,840
International Bond Fund	344,900,084	331,020,567

Note 6—distributions to shareholders and other tax items

The tax character of distributions paid to shareholders during the years ended October 31, 2017 and October 31, 2016 were as follows:

	10/31/2017
	Ordinary	Long-term
Fund	income	capital gains	Total
Emerging Markets Debt	$17,370,105	$—	$17,370,105
International Bond	6,990,024	—	6,990,024
	10/31/2016
	Ordinary	Long-term
Fund	income	capital gains	Total
Emerging Markets Debt	$12,850,547	$—	$12,850,547
International Bond	—	—	—

As of October 31, 2017, the components of accumulated earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized	Capital
	ordinary	long-term	appreciation	loss
Fund	income	capital gains	(depreciation)	carryover	Total
Emerging Markets Debt	$8,072,817	$2,245,367	$7,992,664	$—	$18,310,848
International Bond	502,573	—	(3,026)	(1,692,893)	(1,193,346)

The difference between book basis and tax basis net investment income, net realized gains and losses, and unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales, the tax deferral of straddle losses, and the treatment of short term gain as ordinary income for tax purposes.

At October 31, 2017, the following Fund had capital loss carryovers, which will expire as follows:

Fund	No expiration	Total
International Bond	$1,692,893	$1,692,893

50	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

concluded

Note 7—emerging markets risks

The Emerging Markets Debt Fund holds a large portion of its assets in emerging market securities. Emerging market securities are often subject to greater price volatility, less liquidity and higher rates of inflation and deflation than U.S. securities. In addition, emerging markets may be subject to greater political, economic and social uncertainty, and differing regulatory environments that may potentially impact the Fund’s ability to buy or sell certain securities or repatriate proceeds to U.S. dollars.

Note 8—line of credit

Each of the Funds participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 20, 2017 expiring on June 19, 2018, replacing the previous facility, which expired June 2017. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended October 31, 2017, there were no borrowings under this credit facility by the Funds.

Note 9—indemnification

In the normal course of business, each Fund enters into contracts that contain a variety of representations and warranties and that provide general indemnities. A Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Fund that have not yet occurred. Also, under the Funds’ organizational documents, the trustees and officers of the Fund are indemnified against certain liabilities that may arise out of their duties to the Funds. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be unlikely.

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	51

Report of independent registered public accounting firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of Emerging Markets Debt Fund and International Bond Fund

In our opinion, the (i) accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Emerging Markets Debt Fund as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, and (ii) accompanying consolidated statement of assets and liabilities, including the consolidated summary portfolio of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of International Bond Fund as of October 31, 2017, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period August 5, 2016 (commencement of operations) through October 31, 2016, (two of the funds constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”), in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
December 15, 2017

52	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Trustees and officers (unaudited)

TIAA-CREF Funds  ■  October 31, 2017

Trustees

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	88	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Trustee	Indefinite term. Trustee since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	88	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Trustee	Indefinite term. Trustee since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	88	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Trustee	Indefinite term. Trustee since 2005.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	88	Director, Commonwealth (non-profit organization).

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	53

Trustees and officers (unaudited)	continued

TIAA-CREF Funds  ■  October 31, 2017

Trustees — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee
Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Chairman of the Board and Trustee	Indefinite term. Trustee since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	88	Director, Aflac Insurance. Inc.; Director and Investment Committee member, Sansum Clinic; Investment Committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Trustee	Indefinite term. Trustee since 2003.	Chairman, First Eagle Holdings (since 2016), Chief Executive Officer (2010–2016), President (2009–2016) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	88	Director, First Eagle Holdings, LLC; Jones Lang LaSalle Incorporated; Close Brothers Group plc; Jupiter Fund Management plc; Regent, University of Edinburgh; Trustee, the North Shore Land Alliance; and Prep for Prep.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Trustee	Indefinite term. Trustee since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	88	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

54	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Trustee	Indefinite term. Trustee since 1999.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (1991–2016); Chairman and Chief Executive Officer (1991–2016) and Chief Investment Officer (1991–2013) and Chief Compliance Officer (2015–2016), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (2003–2016) and Chief Investment Officer (2003–2013) and Chief Compliance Officer (2015–2016), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	88	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Trustee	Indefinite term. Trustee since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	88	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	55

Trustees and officers (unaudited)	concluded

TIAA-CREF Funds  ■  October 31, 2017

Officers — concluded

Name, Address and Year of Birth (“YOB”)	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Mona Bhalla TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1969	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director and Corporate Secretary since 2017.	Senior Managing Director and Corporate Secretary of TIAA and of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”). Prior to joining TIAA, Ms. Bhalla served as Senior Vice President, Counsel and Corporate Secretary, Head of Corporate, Securities and M&A Group of AllianceBernstein L.P.
Richard S. Biegen TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Chief Compliance Officer	One-year term. Chief Compliance Officer since 2008.	Managing Director, Senior Compliance Officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the TIAA-CREF Fund Complex.
Bradley Finkle TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Executive Officer and President	One-year term. Principal Executive Officer and President since 2017.	Senior Managing Director, President, TIAA Investments. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Senior Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.

56	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

J. Keith Morgan TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President and Chief Legal Officer	One-year term. Executive Vice President and Chief Legal Officer since 2015.	Senior Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President and Chief Legal Officer of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served as Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.
Ronald R. Pressman TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President, Chief Executive Officer, Institutional Financial Services of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Otha T. Spriggs, III TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Senior Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
E. Scott Wickerham TIAA 730 Third Avenue New York, NY 10017-3206 YOB: 1973	Principal Financial Officer, Principal Accounting Officer and Treasurer	One-year term. Principal Financial Officer, Principal Accounting Officer and Treasurer since 2017.	Managing Director, Funds Treasurer, Nuveen. Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds, TIAA-CREF Life Funds and TIAA Separate Account VA-1; and Treasurer of CREF.

Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, TIAA.org, or by calling 800-223-1200.

TIAA-CREF International Fixed-Income Funds ■ 2017 Annual Report	57

Important tax information (unaudited)

For the fiscal year ended October 31, 2017, the TIAA-CREF Funds designate the following distribution amounts (or the maximum amount allowable) as being from net long-term capital gains.

Fund	Long Term Capital Gains	Total
Emerging Markets Debt Fund	$442,300	$442,300
International Bond Fund	—	—

The information and distributions reported herein may differ from the information and distributions reported to shareholders for the calendar year ending December 31, 2017, which will be reported in conjunction with your 2017 Form 1099-DIV.

By early 2018, shareholders should receive their Form 1099-DIV and a tax information letter from the Fund. For your specific situation, we recommend that you consult a professional tax advisor.

58	2017 Annual Report ■ TIAA-CREF International Fixed-Income Funds

How to reach us

TIAA website

TIAA.org
24 hours a day, 7 days a week

Automated telephone service

800-842-2252
24 hours a day, 7 days a week

For the hearing- or speech-impaired

800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
9 a.m. to 6 p.m. (ET), Saturday

You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a prospectus that contains this and other important information, please visit TIAA.org, or call 800-842-2252 for the Institutional, Advisor, Premier and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value.

Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment advisers. Teachers Personal Investors Services, Inc., Nuveen Securities, LLC, and TIAA-CREF Individual & Institutional Services, LLC, members FINRA and SIPC, distribute securities products.

This material is not intended to be a recommendation or investment advice, does not constitute a solicitation to buy or sell securities, and is not provided in a fiduciary capacity. The information provided does not take into account the specific objectives or circumstances of any particular investor, or suggest any specific course of action. Investment decisions should be made based on an investor’s objectives and circumstances and in consultation with his or her advisors.

©2017 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206

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Item 2. Code of Ethics.

2(a) The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b) No response required.

2(c) During the reporting period, there were no amendments to the code of ethics.

2(d) During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e) Not applicable.

2(f) A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2) Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a) Audit Fees.

For the fiscal years ended October 31, 2017 and October 31, 2016, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $1,119,750 and $1,027,214, respectively.

4(b) Audit Related Fees.

For the fiscal years ended October 31, 2017 and October 31, 2016, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended October 31, 2017 and October 31, 2016, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c) Tax Fees.

For the fiscal years ended October 31, 2017 and October 31, 2016, PwC’s aggregate fees for tax services billed to the Registrant were $351,810 and $330,460, respectively.

For the fiscal years ended October 31, 2017 and October 31, 2016, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended October 31, 2017 and October 31, 2016, PwC’s aggregate fees for all other services billed to the Registrant were $12,000 and $11,000, respectively.

For the fiscal years ended October 31, 2017 and October 31, 2016, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the

Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2017 and October 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2017 and October 31, 2016 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2017 and October 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2017 and October 31, 2016 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2017 and October 31, 2016 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended October 31, 2017 and October 31, 2016 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f) The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g) Non-Audit Fees for Related Entities.

For the fiscal years ended October 31, 2017 and October 31, 2016, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $213,973 and $313,560, respectively.

4(h) The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.7%
148,855		BorgWarner, Inc	$7,847,636
147,671		Delphi Automotive plc	14,675,544
118,705		Gentex Corp	2,304,064
64,827		Lear Corp	11,382,973
7,574	*	Tesla, Inc	2,511,008
14,378		Thor Industries, Inc	1,958,571
23,122	*	Visteon Corp	2,914,297
		TOTAL AUTOMOBILES & COMPONENTS	43,594,093

BANKS - 0.5%
132,562		East West Bancorp, Inc	7,932,510
90,477	*	Western Alliance Bancorp	5,048,617
		TOTAL BANKS	12,981,127

CAPITAL GOODS - 10.2%
135,695		3M Co	31,235,632
18,612		Allison Transmission Holdings, Inc	790,824
150,031		Boeing Co	38,704,997
180,204		Caterpillar, Inc	24,471,703
6,068		Cummins, Inc	1,073,308
129,608		Deere & Co	17,222,311
23,180		Donaldson Co, Inc	1,094,328
147,673		Fortune Brands Home & Security, Inc	9,755,278
61,706		General Dynamics Corp	12,525,084
31,266		Graco, Inc	4,120,546
118,179	*	HD Supply Holdings, Inc	4,182,355
151,130		Honeywell International, Inc	21,786,901
46,628		Huntington Ingalls	10,856,397
24,539		Illinois Tool Works, Inc	3,840,844
46,542		Lincoln Electric Holdings, Inc	4,266,505
70,573		Lockheed Martin Corp	21,747,776
113,241		Masco Corp	4,509,257
3,139		Nordson Corp	397,680
48,613		Northrop Grumman Corp	14,366,600
48,065		Raytheon Co	8,661,313
58,082		Rockwell Automation, Inc	11,664,027
2,885		Stanley Works	466,072
114,222		Toro Co	7,178,853
64,774	*	United Rentals, Inc	9,164,226
2,415		W.W. Grainger, Inc	477,445
		TOTAL CAPITAL GOODS	264,560,262
1

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
248,723	*	Copart, Inc	$9,026,158
44,380		KAR Auction Services, Inc	2,100,505
52,134		Robert Half International, Inc	2,698,977
185,098		Waste Management, Inc	15,209,503
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	29,035,143

CONSUMER DURABLES & APPAREL - 2.7%
3,673		Carter’s, Inc	355,289
390,375	e	Hanesbrands, Inc	8,783,437
76,784		Hasbro, Inc	7,109,431
168,978		Leggett & Platt, Inc	7,985,900
171,081	*	Michael Kors Holdings Ltd	8,350,464
135,154		Nike, Inc (Class B)	7,432,118
1,387	*	NVR, Inc	4,551,260
17,181	e	Polaris Industries, Inc	2,034,746
219,434		Pulte Homes, Inc	6,633,490
146,103		Tapestry, Inc	5,982,918
8,531	*	Tempur Sealy International, Inc	557,671
48,939		Toll Brothers, Inc	2,253,152
69,831		Tupperware Corp	4,102,571
44,318		VF Corp	3,086,749
4,014		Whirlpool Corp	658,015
		TOTAL CONSUMER DURABLES & APPAREL	69,877,211

CONSUMER SERVICES - 3.6%
50,220		Darden Restaurants, Inc	4,131,599
19,325		Dunkin Brands Group, Inc	1,141,528
230,316		Extended Stay America, Inc	4,564,863
259,045		H&R Block, Inc	6,408,773
199,385		Las Vegas Sands Corp	12,637,021
134,191		McDonald’s Corp	22,397,820
158,546		Starbucks Corp	8,694,663
506,175		Wendy’s	7,698,922
100,641		Wyndham Worldwide Corp	10,753,491
13,925	*	Yum China Holdings, Inc	561,874
173,785		Yum! Brands, Inc	12,938,293
		TOTAL CONSUMER SERVICES	91,928,847

DIVERSIFIED FINANCIALS - 3.1%
42,562		Ameriprise Financial, Inc	6,662,655
89,686		Charles Schwab Corp	4,021,520
2,286	*,e	Credit Acceptance Corp	655,465
31,153		Factset Research Systems, Inc	5,915,020
12,146		IntercontinentalExchange Group, Inc	802,851
67,336		Invesco Ltd	2,409,955
240,000		iShares Russell 1000 Growth Index Fund	31,190,400
39,007		Lazard Ltd (Class A)	1,854,393
45,891		LPL Financial Holdings, Inc	2,276,653
86,188		MSCI, Inc (Class A)	10,115,024
6,794		S&P Global, Inc	1,063,057
22,185		SEI Investments Co	1,431,154
58,891		State Street Corp	5,417,972
70,931		T Rowe Price Group, Inc	6,589,490
		TOTAL DIVERSIFIED FINANCIALS	80,405,609
2

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

ENERGY - 0.3%
5,522		EOG Resources, Inc	$551,482
76,770		Halliburton Co	3,281,150
48,717		Oneok, Inc	2,643,872
52,067		Williams Cos, Inc	1,483,909
		TOTAL ENERGY	7,960,413

FOOD & STAPLES RETAILING - 0.5%
345,691		Kroger Co	7,155,804
79,990		Walgreens Boots Alliance, Inc	5,300,937
		TOTAL FOOD & STAPLES RETAILING	12,456,741

FOOD, BEVERAGE & TOBACCO - 3.8%
298,643		Altria Group, Inc	19,178,853
90,315		Campbell Soup Co	4,278,222
424,254		Coca-Cola Co	19,507,199
43,734		Costco Wholesale Corp	7,044,673
140,894		General Mills, Inc	7,315,216
56,536		Hershey Co	6,002,992
97,815		Kellogg Co	6,116,372
246,742		PepsiCo, Inc	27,198,371
25,652	*	Pilgrim’s Pride Corp	815,221
		TOTAL FOOD, BEVERAGE & TOBACCO	97,457,119

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
127,999		AmerisourceBergen Corp	9,849,523
132,241		Baxter International, Inc	8,525,577
7,679		Becton Dickinson & Co	1,602,377
79,895	*	Centene Corp	7,483,765
16,920	*	Cerner Corp	1,142,439
92,399		Cigna Corp	18,222,931
114,422	*	Express Scripts Holding Co	7,012,924
37,806	*	HCA Holdings, Inc	2,860,024
62,684		Humana, Inc	16,006,359
42,355	*	IDEXX Laboratories, Inc	7,038,130
18,170		Stryker Corp	2,813,988
239,877		UnitedHealth Group, Inc	50,426,943
54,728	*	WellCare Health Plans, Inc	10,821,915
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	143,806,895

HOUSEHOLD & PERSONAL PRODUCTS - 0.8%
23,486		Clorox Co	2,971,684
104,269	*,e	Herbalife Ltd	7,572,015
36,902		Kimberly-Clark Corp	4,151,844
57,708		Nu Skin Enterprises, Inc (Class A)	3,670,806
20,281		Spectrum Brands, Inc	2,229,287
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	20,595,636

INSURANCE - 1.7%
109,019		Allstate Corp	10,232,523
3

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

70,012		Assurant, Inc	$7,046,708
156,354		Marsh & McLennan Cos, Inc	12,653,729
148,191		Progressive Corp	7,209,492
7,135		RenaissanceRe Holdings Ltd	987,199
147,296		XL Group Ltd	5,961,069
		TOTAL INSURANCE	44,090,720

MATERIALS - 3.1%
59,329		Avery Dennison Corp	6,298,960
36,693	*	Berry Plastics Group, Inc	2,181,399
7,660		Celanese Corp (Series A)	799,015
110,710		Chemours Co	6,267,293
198,889		DowDuPont, Inc	14,381,664
185,765	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	2,596,995
233,733		Huntsman Corp	7,484,131
40,126		International Paper Co	2,298,016
55,067		LyondellBasell Industries AF S.C.A	5,701,086
26,879		Monsanto Co	3,255,047
7,911		NewMarket Corp	3,167,485
260,501	*	Owens-Illinois, Inc	6,223,369
94,709		Packaging Corp of America	11,011,815
6,890		Scotts Miracle-Gro Co (Class A)	686,382
24,792		Sealed Air Corp	1,096,550
2,809		Sherwin-Williams Co	1,109,976
87,115		Silgan Holdings, Inc	2,548,114
50,139		Steel Dynamics, Inc	1,865,672
		TOTAL MATERIALS	78,972,969

MEDIA - 3.2%
72,040	*	AMC Networks, Inc	3,665,395
38,826		CBS Corp (Class B)	2,178,915
6,271	*	Charter Communications, Inc	2,095,580
698,155		Comcast Corp (Class A)	25,154,525
190,847	*	Live Nation, Inc	8,355,282
154,029		Omnicom Group, Inc	10,349,209
52,186		Scripps Networks Interactive (Class A)	4,346,050
282,144		Walt Disney Co	27,596,504
		TOTAL MEDIA	83,741,460

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 5.7%
299,170		AbbVie, Inc	27,000,093
13,792	*	Alexion Pharmaceuticals, Inc	1,650,351
67,720		Amgen, Inc	11,865,898
48,149	*	Biogen Idec, Inc	15,006,117
1,937	*	BioMarin Pharmaceutical, Inc	159,008
113,862		Bristol-Myers Squibb Co	7,020,731
131,892	*	Celgene Corp	13,317,135
68,328	*	Charles River Laboratories International, Inc	7,945,863
160,439		Eli Lilly & Co	13,146,372
212,863		Gilead Sciences, Inc	15,956,210
10,236	*	Incyte Corp	1,159,227
75,828		Johnson & Johnson	10,571,181
8,864	*	Regeneron Pharmaceuticals, Inc	3,568,824
4

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

4,743		Thermo Fisher Scientific, Inc	$919,336
63,922	*	Vertex Pharmaceuticals, Inc	9,347,314
43,316	*	Waters Corp	8,492,102
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	147,125,762

REAL ESTATE - 1.7%
67,441		American Tower Corp	9,689,249
35,804		Crown Castle International Corp	3,833,892
18,987		Digital Realty Trust, Inc	2,248,820
4,526		Equinix, Inc	2,097,801
12,188		Equity Lifestyle Properties, Inc	1,078,394
65,191		Extra Space Storage, Inc	5,318,934
83,784		Gaming and Leisure Properties, Inc	3,061,467
161,247		Outfront Media, Inc	3,781,242
6,955		Public Storage, Inc	1,441,424
71,417		Simon Property Group, Inc	11,093,203
		TOTAL REAL ESTATE	43,644,426

RETAILING - 7.7%
79,228	*	Amazon.com, Inc	87,569,124
47,065	*	Dollar Tree, Inc	4,294,681
32,596		Expedia, Inc	4,063,417
55,193		Gap, Inc	1,434,466
241,823		Home Depot, Inc	40,089,417
52,539	*	Liberty Interactive Corp	1,193,686
150,366		Lowe’s Companies, Inc	12,021,762
64,722	*	NetFlix, Inc	12,713,342
47,908		Nordstrom, Inc	1,899,552
9,246	*	Priceline.com, Inc	17,677,982
98,346		Ross Stores, Inc	6,243,988
116,707		TJX Companies, Inc	8,146,149
28,329	e	Williams-Sonoma, Inc	1,461,776
		TOTAL RETAILING	198,809,342

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.9%
391,812		Applied Materials, Inc	22,109,951
77,637		Broadcom Ltd	20,489,181
119,200		Kla-Tencor Corp	12,979,688
82,348		Lam Research Corp	17,175,322
67,500		Maxim Integrated Products, Inc	3,546,450
234,437	*	Micron Technology, Inc	10,387,903
102,782		NVIDIA Corp	21,256,345
30,172	*	ON Semiconductor Corp	643,267
117,561		Skyworks Solutions, Inc	13,385,496
305,951		Texas Instruments, Inc	29,582,402
38,933		Versum Materials, Inc	1,638,301
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	153,194,306

SOFTWARE & SERVICES - 24.4%
158,564		Accenture plc	22,573,171
138,209		Activision Blizzard, Inc	9,051,307
57,840	*	Adobe Systems, Inc	10,131,254
42,724		Alliance Data Systems Corp	9,558,641
5

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

61,049	*	Alphabet, Inc (Class A)	$63,066,059
60,527	*	Alphabet, Inc (Class C)	61,534,169
40,288		Automatic Data Processing, Inc	4,683,883
199,091		Booz Allen Hamilton Holding Co	7,523,649
120,076	*	Cadence Design Systems, Inc	5,182,480
122,280	*	Citrix Systems, Inc	10,101,551
26,265		Cognizant Technology Solutions Corp (Class A)	1,987,473
34,705		CSRA, Inc	1,110,213
6,844	*	Dell Technologies, Inc-VMware Inc	566,478
63,898		DXC Technology Co	5,847,945
133,034	*	Electronic Arts, Inc	15,910,866
55,559	*	Euronet Worldwide, Inc	5,369,222
484,926	*	Facebook, Inc	87,315,776
96,105	*	First Data Corp	1,711,630
66,714	*	Fiserv, Inc	8,634,793
20,560		Genpact Ltd	626,052
179,752	*	GoDaddy, Inc	8,394,418
145,070		International Business Machines Corp	22,349,484
107,788		Intuit, Inc	16,278,144
163,539		MasterCard, Inc (Class A)	24,329,697
1,644,875		Microsoft Corp	136,820,703
105,864	*	PayPal Holdings, Inc	7,681,492
117,967	*	Red Hat, Inc	14,253,953
26,624		Sabre Corp	520,765
110,787	*	salesforce.com, Inc	11,337,942
11,519	*	ServiceNow, Inc	1,455,656
43,139		Total System Services, Inc	3,108,165
37,518	*	VeriSign, Inc	4,033,935
406,093		Visa, Inc (Class A)	44,662,108
132,712		Western Union Co	2,635,660
		TOTAL SOFTWARE & SERVICES	630,348,734

TECHNOLOGY HARDWARE & EQUIPMENT - 9.8%
93,375		Amphenol Corp (Class A)	8,123,625
1,120,298		Apple, Inc	189,375,174
144,915		CDW Corp	10,144,050
51,709		Corning, Inc	1,619,009
79,693	*	F5 Networks, Inc	9,664,370
37,756		Harris Corp	5,260,166
88,904		Motorola, Inc	8,049,368
53,412	*	NCR Corp	1,713,991
212,627		NetApp, Inc	9,444,891
54,485		Western Digital Corp	4,863,876
33,674	*	Zebra Technologies Corp (Class A)	3,905,847
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	252,164,367

TELECOMMUNICATION SERVICES - 0.5%
10,072	*	T-Mobile US, Inc	602,003
255,926		Verizon Communications, Inc	12,251,178
		TOTAL TELECOMMUNICATION SERVICES	12,853,181

TRANSPORTATION - 1.8%
35,357		American Airlines Group, Inc	1,655,415
6

TIAA-CREF FUNDS - Enhanced Large-Cap Growth Index Fund

SHARES		COMPANY			VALUE

20,910		Copa Holdings S.A. (Class A)			$2,575,903
26,569		CSX Corp			1,339,875
15,213		FedEx Corp			3,435,247
209,821		Southwest Airlines Co			11,300,959
142,660		Union Pacific Corp			16,518,601
73,389		United Parcel Service, Inc (Class B)			8,625,409
		TOTAL TRANSPORTATION			45,451,409

UTILITIES - 0.0%
25,105		NRG Energy, Inc			627,625
		TOTAL UTILITIES			627,625

		TOTAL COMMON STOCKS			2,565,683,397
		(Cost $1,785,596,135)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.8%
$20,750,000		Federal Home Loan Bank (FHLB)	0.850%	11/01/17	20,750,000
		TOTAL GOVERNMENT AGENCY DEBT			20,750,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
14,808,915	c	State Street Navigator Securities Lending Government Money Market Portfolio			14,808,915
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			14,808,915

		TOTAL SHORT-TERM INVESTMENTS			35,558,915
		(Cost $35,558,915)
		TOTAL INVESTMENTS - 100.8%			2,601,242,312
		(Cost $1,821,155,050)
		OTHER ASSETS & LIABILITIES, NET - (0.8)%			(21,530,960)
		NET ASSETS - 100.0%			$2,579,711,352

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,381,384.
7

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

TIAA-CREF FUNDS

ENHANCED LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 2.0%
160,683	BorgWarner, Inc	$8,471,208
402,985	Ford Motor Co	4,944,626
457,085	General Motors Co	19,645,513
138,690	Harley-Davidson, Inc	6,565,584
51,676	Lear Corp	9,073,789
	TOTAL AUTOMOBILES & COMPONENTS	48,700,720

BANKS - 12.1%
2,303,258	Bank of America Corp	63,086,237
75,162	BB&T Corp	3,700,977
670,517	Citigroup, Inc	49,282,999
322,082	Citizens Financial Group, Inc	12,242,337
58,404	East West Bancorp, Inc	3,494,895
799,755	JPMorgan Chase & Co	80,463,350
107,877	PacWest Bancorp	5,212,617
68,675	PNC Financial Services Group, Inc	9,394,053
148,412	Popular, Inc	5,443,752
216,428	Regions Financial Corp	3,350,306
133,187	SunTrust Banks, Inc	8,019,189
40,723	TFS Financial Corp	627,949
156,935	US Bancorp	8,534,125
830,833	Wells Fargo & Co	46,642,965
	TOTAL BANKS	299,495,751

CAPITAL GOODS - 5.3%
11,690	Carlisle Cos, Inc	1,283,913
57,807	Cummins, Inc	10,224,902
36,159	Eaton Corp	2,893,443
47,344	Emerson Electric Co	3,051,794
34,417	Fortune Brands Home & Security, Inc	2,273,587
9,970	General Dynamics Corp	2,023,711
1,036,506	General Electric Co	20,895,961
78,323	Honeywell International, Inc	11,291,044
37,750	Huntington Ingalls	8,789,332
22,851	Ingersoll-Rand plc	2,024,599
6,288	Lockheed Martin Corp	1,937,710
181,309	Masco Corp	7,219,724
109,830	Oshkosh Truck Corp	10,056,035
131,040	Owens Corning, Inc	10,835,698
22,606	Regal-Beloit Corp	1,834,477
1,101	Roper Industries, Inc	284,245
16,373	Snap-On, Inc	2,583,332
137,161	Spirit Aerosystems Holdings, Inc (Class A)	10,986,596
2,920	Stanley Works	471,726
8

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

200,136		Terex Corp	$9,428,407
78,366		United Technologies Corp	9,385,112
		TOTAL CAPITAL GOODS	129,775,348

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
84,931		Manpower, Inc	10,470,294
148,216		Nielsen NV	5,494,367
46,417		Republic Services, Inc	3,020,354
41,752		Waste Management, Inc	3,430,762
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	22,415,777

CONSUMER DURABLES & APPAREL - 0.6%
87,949	*	Michael Kors Holdings Ltd	4,292,791
44,123		Ralph Lauren Corp	3,945,920
55,158		Toll Brothers, Inc	2,539,474
26,621		Whirlpool Corp	4,363,980
		TOTAL CONSUMER DURABLES & APPAREL	15,142,165

CONSUMER SERVICES - 1.7%
178,522		Carnival Corp	11,852,076
331,476		Extended Stay America, Inc	6,569,854
363,738		H&R Block, Inc	8,998,878
13,652		International Game Technology plc	320,822
105,286		Royal Caribbean Cruises Ltd	13,031,248
63,921	*	Yum China Holdings, Inc	2,579,213
		TOTAL CONSUMER SERVICES	43,352,091

DIVERSIFIED FINANCIALS - 7.0%
40,112		Affiliated Managers Group, Inc	7,480,888
32,937		AGNC Investment Corp	663,022
419,322		Ally Financial, Inc	10,956,884
215,901		American Express Co	20,622,864
38,839		Ameriprise Financial, Inc	6,079,857
168,787		Annaly Capital Management, Inc	1,934,299
139,221		Bank of New York Mellon Corp	7,162,920
99,425		BGC Partners, Inc (Class A)	1,508,277
13,016		BlackRock, Inc	6,128,323
184,059		Capital One Financial Corp	16,966,559
5,735		CME Group, Inc	786,670
19,777	*,e	Credit Acceptance Corp	5,670,659
204,147		Discover Financial Services	13,581,900
21,345	*	E*TRADE Financial Corp	930,429
62,280		Goldman Sachs Group, Inc	15,101,654
30,182		Invesco Ltd	1,080,214
89,000		iShares Russell 1000 Value Index Fund	10,625,710
123,555		Lazard Ltd (Class A)	5,873,805
74,044		Legg Mason, Inc	2,827,000
379,209		Morgan Stanley	18,960,450
9,612		New Residential Investment Corp	169,460
11,825		Northern Trust Corp	1,105,874
14,446		Starwood Property Trust, Inc	310,733
39,736		State Street Corp	3,655,712
422,929		Synchrony Financial	13,795,944
9

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

9,556		T Rowe Price Group, Inc	$887,752
		TOTAL DIVERSIFIED FINANCIALS	174,867,859

ENERGY - 10.2%
71,630		Anadarko Petroleum Corp	3,536,373
47,311		Andeavor	5,026,321
23,208	*	Antero Resources Corp	450,235
82,556		Apache Corp	3,415,342
92,377		Baker Hughes a GE Co	2,903,409
65,166		Cabot Oil & Gas Corp	1,805,098
386,874		Chevron Corp	44,834,828
1,259		Cimarex Energy Co	147,215
33,725	*	Concho Resources, Inc	4,526,232
246,318		ConocoPhillips	12,599,165
92,990		Devon Energy Corp	3,431,331
15,041	*	Diamondback Energy, Inc	1,611,794
19,550	*	Energen Corp	1,010,735
103,902		EOG Resources, Inc	10,376,693
34,333		EQT Corp	2,147,186
857,148		Exxon Mobil Corp	71,443,286
47,749		Halliburton Co	2,040,792
7,587		Hess Corp	335,042
95,226		HollyFrontier Corp	3,518,601
382,597		Kinder Morgan, Inc	6,928,832
129,072		Marathon Petroleum Corp	7,710,761
39,683		Murphy Oil Corp	1,061,520
13,259		National Oilwell Varco, Inc	453,325
20,022		Noble Energy, Inc	558,013
162,611		Occidental Petroleum Corp	10,499,792
41,211		Oceaneering International, Inc	833,287
98,892	e	PBF Energy, Inc	2,864,901
86,705		Phillips 66	7,897,091
33,602		Pioneer Natural Resources Co	5,029,211
276,607		Schlumberger Ltd	17,702,848
19,479		Targa Resources Investments, Inc	808,379
116,052		Valero Energy Corp	9,155,342
158,573		Williams Cos, Inc	4,519,331
13,469		World Fuel Services Corp	374,438
		TOTAL ENERGY	251,556,749

FOOD & STAPLES RETAILING - 2.9%
330,859		CVS Health Corp	22,673,767
252,798		Walgreens Boots Alliance, Inc	16,752,923
367,960		Wal-Mart Stores, Inc	32,126,588
		TOTAL FOOD & STAPLES RETAILING	71,553,278

FOOD, BEVERAGE & TOBACCO - 2.6%
161,356		Archer Daniels Midland Co	6,594,620
59,213		Bunge Ltd	4,072,670
11,451		Coca-Cola Co	526,517
122,306		ConAgra Foods, Inc	4,177,973
22,324		Ingredion, Inc	2,798,313
9,791		Kraft Heinz Co	757,138
10

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

94,844		Mondelez International, Inc	$3,929,387
54,458		PepsiCo, Inc	6,002,905
204,059		Philip Morris International, Inc	21,352,734
51,592	*	Pilgrim’s Pride Corp	1,639,594
19,861		Pinnacle Foods, Inc	1,080,836
177,712		Tyson Foods, Inc (Class A)	12,956,982
		TOTAL FOOD, BEVERAGE & TOBACCO	65,889,669

HEALTH CARE EQUIPMENT & SERVICES - 4.2%
186,020		Abbott Laboratories	10,087,865
84,221		Anthem, Inc	17,619,875
124,184	*	Centene Corp	11,632,315
16,896		Cigna Corp	3,332,229
25,409		Danaher Corp	2,344,488
65,725	*	DaVita, Inc	3,992,137
239,819	*	Express Scripts Holding Co	14,698,506
39,813	*	HCA Holdings, Inc	3,011,854
35,465		Humana, Inc	9,055,988
6,544		McKesson Corp	902,287
155,678		Medtronic plc	12,535,193
72,357	*	Premier, Inc	2,363,903
46,226		Quest Diagnostics, Inc	4,335,074
35,495	*	WellCare Health Plans, Inc	7,018,781
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	102,930,495

HOUSEHOLD & PERSONAL PRODUCTS - 2.2%
136,210		Colgate-Palmolive Co	9,595,994
25,945		Kimberly-Clark Corp	2,919,072
481,444		Procter & Gamble Co	41,567,875
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	54,082,941

INSURANCE - 8.7%
155,541		Aflac, Inc	13,048,334
76,197		Allstate Corp	7,151,851
56,586		American Financial Group, Inc	5,969,257
26,276		American International Group, Inc	1,697,692
3,460	*	Arch Capital Group Ltd	344,754
21,891		Assurant, Inc	2,203,329
147,293		Assured Guaranty Ltd	5,464,570
183,738	*	Athene Holding Ltd	9,578,262
343,170	*	Berkshire Hathaway, Inc (Class B)	64,152,200
6,120	*	Brighthouse Financial, Inc	380,542
92,473		Chubb Ltd	13,946,778
21,528		CNA Financial Corp	1,165,311
20,616		Everest Re Group Ltd	4,895,269
170,150		First American Financial Corp	9,259,563
104,139		Hartford Financial Services Group, Inc	5,732,852
128,317		Lincoln National Corp	9,723,862
222,506		Metlife, Inc	11,921,871
192,192		Old Republic International Corp	3,899,576
180,063		Principal Financial Group	11,857,149
111,312		Prudential Financial, Inc	12,295,524
30,420		Reinsurance Group of America, Inc (Class A)	4,544,140
11

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,224		Torchmark Corp	$607,755
71,552		Travelers Cos, Inc	9,477,062
104,592		UnumProvident Corp	5,442,968
		TOTAL INSURANCE	214,760,471

MATERIALS - 3.8%
3,969		Air Products & Chemicals, Inc	632,778
46,607		Avery Dennison Corp	4,948,265
11,175		Celanese Corp (Series A)	1,165,664
20,355		Domtar Corp	963,199
206,577		DowDuPont, Inc	14,937,583
52,566		Eastman Chemical Co	4,773,518
306,545	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	4,285,499
573,803		Graphic Packaging Holding Co	8,888,208
298,674		Huntsman Corp	9,563,541
119,244		International Paper Co	6,829,104
126,884		LyondellBasell Industries AF S.C.A	13,136,300
6,179		NewMarket Corp	2,474,010
75,122		Newmont Mining Corp	2,716,412
236,792	*	Owens-Illinois, Inc	5,656,961
9,361		Praxair, Inc	1,367,829
67,546		Sealed Air Corp	2,987,560
106,041		Steel Dynamics, Inc	3,945,786
75,337		WestRock Co	4,620,418
		TOTAL MATERIALS	93,892,635

MEDIA - 1.3%
8,757		Cinemark Holdings, Inc	318,229
234,204		Comcast Corp (Class A)	8,438,370
15,883	*	Discovery Communications, Inc (Class A)	299,871
31,677		John Wiley & Sons, Inc (Class A)	1,731,148
30,757	*	Liberty SiriusXM Group (Class A)	1,282,874
40,704	*	Liberty SiriusXM Group (Class C)	1,695,322
40,014		News Corp (Class B)	556,195
71,251		Time Warner, Inc	7,003,261
120,695		Twenty-First Century Fox, Inc	3,156,174
33,209		Twenty-First Century Fox, Inc (Class B)	845,169
9,399		Viacom, Inc (Class B)	225,858
56,422		Walt Disney Co	5,518,636
		TOTAL MEDIA	31,071,107

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.2%
19,604		Allergan plc	3,474,417
126,858		Amgen, Inc	22,228,059
6,577	*	Biogen Idec, Inc	2,049,788
277,127		Bristol-Myers Squibb Co	17,087,651
106,452		Gilead Sciences, Inc	7,979,642
507,435		Johnson & Johnson	70,741,513
560,105		Merck & Co, Inc	30,856,184
1,377,645		Pfizer, Inc	48,300,234
14,860	*	United Therapeutics Corp	1,762,247
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	204,479,735
12

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 3.8%
17,862		Alexandria Real Estate Equities, Inc	$2,214,174
15,144		American Campus Communities, Inc	629,688
40,373		American Homes 4 Rent	859,137
30,971		Apartment Investment & Management Co (Class A)	1,362,105
27,341		AvalonBay Communities, Inc	4,957,744
4,543		Boston Properties, Inc	550,521
128,159		Brandywine Realty Trust	2,241,501
381,220		Brixmor Property Group, Inc	6,659,913
17,092		Camden Property Trust	1,559,474
47,944		Corporate Office Properties Trust	1,530,852
65,296		CubeSmart	1,777,357
25,773		CyrusOne, Inc	1,582,204
43,604		DCT Industrial Trust, Inc	2,529,904
22,112		Digital Realty Trust, Inc	2,618,945
120,054		Douglas Emmett, Inc	4,776,949
73,462		Empire State Realty Trust, Inc	1,472,913
70,820		Equity Residential	4,763,353
12,972		Essex Property Trust, Inc	3,404,242
122,322		Forest City Realty Trust, Inc	3,012,791
67,228		Gaming and Leisure Properties, Inc	2,456,511
30,938		Hospitality Properties Trust	884,208
436,258		Host Marriott Corp	8,533,207
25,971		Kilroy Realty Corp	1,849,914
58,795		Lamar Advertising Co	4,141,520
22,488		Mid-America Apartment Communities, Inc	2,301,647
100,975		Piedmont Office Realty Trust, Inc	1,952,857
72,668		Prologis, Inc	4,692,899
69,876		Retail Properties of America, Inc	853,885
36,262		Simon Property Group, Inc	5,632,576
14,211		Sun Communities, Inc	1,282,685
204,415		Tanger Factory Outlet Centers, Inc	4,650,441
57,809		UDR, Inc	2,242,411
36,292		Welltower, Inc	2,430,112
8,741		WP Carey, Inc	595,699
		TOTAL REAL ESTATE	93,004,339

RETAILING - 1.5%
100,652		Best Buy Co, Inc	5,634,499
42,330	*	Burlington Stores, Inc	3,974,364
8,468		Dollar General Corp	684,553
142,528		GameStop Corp (Class A)	2,663,848
98,638		Gap, Inc	2,563,602
63,224		Kohl’s Corp	2,640,234
48,253	*	Liberty Interactive Corp	1,096,308
43,176	*	Michaels Cos, Inc	838,478
25,621		Signet Jewelers Ltd	1,679,969
169,139		Target Corp	9,985,967
66,388	*	Urban Outfitters, Inc	1,627,834
82,252	e	Williams-Sonoma, Inc	4,244,203
		TOTAL RETAILING	37,633,859
13

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.3%
1,147,297		Intel Corp	$52,190,540
83,101	*	Micron Technology, Inc	3,682,205
3,593	*	Microsemi Corp	191,759
420,582	*	ON Semiconductor Corp	8,966,808
139,091		Qualcomm, Inc	7,095,032
204,594		Teradyne, Inc	8,775,037
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	80,901,381

SOFTWARE & SERVICES - 3.1%
27,736		Amdocs Ltd	1,805,614
290,593	*	eBay, Inc	10,937,920
59,763	*	First American Corp	2,802,885
81,727		International Business Machines Corp	12,590,862
76,445		LogMeIn, Inc	9,253,667
650,737		Oracle Corp	33,122,513
378,029		Sabre Corp	7,394,247
		TOTAL SOFTWARE & SERVICES	77,907,708

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
135,804	*	ARRIS International plc	3,870,414
1,215,571		Cisco Systems, Inc	41,511,750
100,770		Corning, Inc	3,155,109
667,218		HP, Inc	14,378,548
68,620		Jabil Circuit, Inc	1,940,573
399,018		Juniper Networks, Inc	9,907,617
123,513		Motorola, Inc	11,182,867
204,011		NetApp, Inc	9,062,168
106,288		Western Digital Corp	9,488,330
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	104,497,376

TELECOMMUNICATION SERVICES - 2.0%
1,116,740		AT&T, Inc	37,578,301
233,256		Verizon Communications, Inc	11,165,965
		TOTAL TELECOMMUNICATION SERVICES	48,744,266

TRANSPORTATION - 1.8%
71,798		Alaska Air Group, Inc	4,740,822
45,035		Copa Holdings S.A. (Class A)	5,547,862
191,937		Delta Air Lines, Inc	9,602,608
141,500	*	JetBlue Airways Corp	2,709,725
50,871		Kansas City Southern Industries, Inc	5,301,776
26,193		Norfolk Southern Corp	3,442,284
70,844		Ryder System, Inc	5,744,031
72,865		Union Pacific Corp	8,437,038
		TOTAL TRANSPORTATION	45,526,146

UTILITIES - 6.1%
754,226		AES Corp	8,017,422
48,946		Ameren Corp	3,034,163
126,433		American Electric Power Co, Inc	9,407,880
20,786		Atmos Energy Corp	1,813,371
304,617		Centerpoint Energy, Inc	9,010,571
14

TIAA-CREF FUNDS - Enhanced Large-Cap Value Index Fund

SHARES		COMPANY			VALUE

101,168		CMS Energy Corp			$4,893,496
61,804		Consolidated Edison, Inc			5,318,234
22,445		Dominion Resources, Inc			1,821,187
35,549		DTE Energy Co			3,926,743
141,610		Duke Energy Corp			12,505,579
91,265		Edison International			7,296,637
61,113		Entergy Corp			5,271,607
70,108		Eversource Energy			4,391,565
86,729		Exelon Corp			3,487,373
356,816		FirstEnergy Corp			11,757,087
46,135		Great Plains Energy, Inc			1,514,612
107,589		NextEra Energy, Inc			16,683,827
141,064		PG&E Corp			8,149,267
143,324		PPL Corp			5,383,249
95,302		Public Service Enterprise Group, Inc			4,688,858
50,717		Sempra Energy			5,959,248
38,266		Southern Co			1,997,485
84,978		UGI Corp			4,067,047
50,233		WEC Energy Group, Inc			3,385,202
146,434		Xcel Energy, Inc			7,251,412
		TOTAL UTILITIES			151,033,122

		TOTAL COMMON STOCKS			2,463,214,988
		(Cost $2,036,248,363)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.8%

GOVERNMENT AGENCY DEBT - 0.4%
$9,850,000		Federal Home Loan Bank (FHLB)	0.850%	11/01/17	9,850,000
		TOTAL GOVERNMENT AGENCY DEBT			9,850,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.4%
10,431,634	c	State Street Navigator Securities Lending Government Money Market Portfolio			10,431,634
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			10,431,634

		TOTAL SHORT-TERM INVESTMENTS			20,281,634
		(Cost $20,281,634)
		TOTAL INVESTMENTS - 100.3%			2,483,496,622
		(Cost $2,056,529,997)
		OTHER ASSETS & LIABILITIES, NET - (0.3)%			(7,242,591)
		NET ASSETS - 100.0%			$2,476,254,031

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,061,415.
15

TIAA-CREF FUNDS - Growth & Income Fund

TIAA-CREF FUNDS

GROWTH & INCOME FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.6%

AUTOMOBILES & COMPONENTS - 0.4%
240,651		Delphi Automotive plc	$23,915,896
		TOTAL AUTOMOBILES & COMPONENTS	23,915,896

BANKS - 8.4%
3,824,144		Banca Intesa S.p.A.	12,856,399
4,551,012		Bank of America Corp	124,652,219
1,165,343	n	Citigroup, Inc	85,652,710
522,748		Citizens Financial Group, Inc	19,869,652
354,111		Comerica, Inc	27,822,501
1,552,768		Huntington Bancshares, Inc	21,428,199
2,177,181		ING Groep NV	40,233,137
1,438,098		JPMorgan Chase & Co	144,687,040
291,280		PNC Financial Services Group, Inc	39,844,191
752,347		Wells Fargo & Co	42,236,760
		TOTAL BANKS	559,282,808

CAPITAL GOODS - 8.7%
304,896		AGCO Corp	20,906,719
486,889		Assa Abloy AB	10,265,006
115,443		Boeing Co	29,781,985
496,074		Caterpillar, Inc	67,366,849
1,645,960	e	CNH Industrial NV (NYSE)	20,903,692
256,172		Fortive Corp	18,510,989
568,545	*	Gardner Denver Holdings, Inc	16,402,523
145,849	n	General Dynamics Corp	29,604,430
1,706,098	n	General Electric Co	34,394,936
568,915	n	Honeywell International, Inc	82,014,787
623,356		Kennametal, Inc	27,209,489
135,816		Northrop Grumman Corp	40,137,703
385,132	n	PACCAR, Inc	27,625,518
271,679		Parker-Hannifin Corp	49,611,302
280,332	n	Raytheon Co	50,515,826
155,342		Rockwell Automation, Inc	31,195,780
116,549		Schneider Electric S.A.	10,240,132
112,107	*,n	WABCO Holdings, Inc	16,543,630
		TOTAL CAPITAL GOODS	583,231,296

COMMERCIAL & PROFESSIONAL SERVICES - 0.7%
601,810		Waste Management, Inc	49,450,728
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	49,450,728

CONSUMER DURABLES & APPAREL - 3.1%
553,808		DR Horton, Inc	24,483,852
16

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

203,082	n	Hasbro, Inc	$18,803,362
132,281	*,n	Mohawk Industries, Inc	34,625,875
538,876	n	Newell Brands, Inc	21,975,363
248,960	n	PVH Corp	31,570,618
460,495		Sony Corp	19,264,661
677,711	*,g	Spin Master Corp	25,089,123
779,139	n	Tapestry, Inc	31,905,742
		TOTAL CONSUMER DURABLES & APPAREL	207,718,596

CONSUMER SERVICES - 1.0%
561,820		Carnival Corp	37,299,230
198,591	n	Wynn Resorts Ltd	29,290,186
		TOTAL CONSUMER SERVICES	66,589,416

DIVERSIFIED FINANCIALS - 2.5%
514,399		American Express Co	49,135,393
676,780		Blackstone Group LP	22,530,006
266,405		CME Group, Inc	36,542,774
1,178,946		Morgan Stanley	58,947,300
		TOTAL DIVERSIFIED FINANCIALS	167,155,473

ENERGY - 5.7%
844,165		Chevron Corp	97,830,282
327,743	*	Concho Resources, Inc	43,986,388
1,089,028	*	Continental Resources, Inc	44,334,330
291,725		Delek US Holdings, Inc	7,599,436
344,622	*	Diamondback Energy, Inc	36,929,694
656,350		EOG Resources, Inc	65,549,674
945,452	*	Parsley Energy, Inc	25,149,023
747,885	*	RSP Permian, Inc	25,734,723
543,840		Williams Cos, Inc	15,499,440
1,987,103	*	WPX Energy, Inc	22,414,522
		TOTAL ENERGY	385,027,512

FOOD & STAPLES RETAILING - 0.6%
494,966		Wal-Mart Stores, Inc	43,215,481
		TOTAL FOOD & STAPLES RETAILING	43,215,481

FOOD, BEVERAGE & TOBACCO - 6.5%
1,215,044		Coca-Cola Co	55,867,723
811,423		Coca-Cola European Partners plc (Class A)	33,154,744
744,317		ConAgra Foods, Inc	25,425,869
140,724		Constellation Brands, Inc (Class A)	30,831,221
249,600		Costco Wholesale Corp	40,205,568
222,054		Fresh Del Monte Produce, Inc	9,883,623
104,992		Heineken NV	10,229,664
164,566		Hershey Co	17,473,618
590,891		Kraft Heinz Co	45,693,601
840,913	*	Monster Beverage Corp	48,714,090
329,412		PepsiCo, Inc	36,311,085
591,860		Philip Morris International, Inc	61,932,231
341,208	n	Pinnacle Foods, Inc	18,568,539
		TOTAL FOOD, BEVERAGE & TOBACCO	434,291,576
17

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.0%
195,679	n	Anthem, Inc	$40,938,004
619,110		Baxter International, Inc	39,914,022
1,747,026	*	Boston Scientific Corp	49,161,312
250,765		Cigna Corp	49,455,873
149,539	*	Edwards Lifesciences Corp	15,287,372
153,463	n	Humana, Inc	39,186,777
146,568	*,n	IDEXX Laboratories, Inc	24,355,205
78,054	*	Intuitive Surgical, Inc	29,298,349
248,049	*,n	NuVasive, Inc	14,071,820
217,100		STERIS plc	20,261,943
220,382	n	Stryker Corp	34,130,560
206,562	n	Universal Health Services, Inc (Class B)	21,213,917
142,633	*,n	WellCare Health Plans, Inc	28,204,249
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	405,479,403

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
240,753	*	Central Garden & Pet Co	9,191,950
631,453		Colgate-Palmolive Co	44,485,864
126,451	n	Estee Lauder Cos (Class A)	14,138,486
107,797		L’Oreal S.A.	23,991,668
532,143		Procter & Gamble Co	45,945,227
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	137,753,195

INSURANCE - 2.2%
634,836		American International Group, Inc	41,016,754
369,408	n	Chubb Ltd	55,714,115
708,466		Lincoln National Corp	53,687,553
		TOTAL INSURANCE	150,418,422

MATERIALS - 3.9%
286,826		Chemours Co	16,237,220
1,245,338		DowDuPont, Inc	90,050,391
399,486	n	FMC Corp	37,096,270
529,234		Huntsman Corp	16,946,072
256,766	n	Praxair, Inc	37,518,648
92,205	n	Sherwin-Williams Co	36,434,806
210,853	*	Summit Materials, Inc	6,620,784
279,967	n	WR Grace & Co	21,414,676
		TOTAL MATERIALS	262,318,867

MEDIA - 1.7%
355,133	n	CBS Corp (Class B)	19,930,064
1,080,015		Comcast Corp (Class A)	38,912,941
470,340	n	Viacom, Inc (Class B)	11,302,270
441,587		Walt Disney Co	43,191,624
		TOTAL MEDIA	113,336,899

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.8%
686,299	n	AbbVie, Inc	61,938,485
18

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

265,908	*	Acadia Pharmaceuticals, Inc	$9,261,576
83,680	n	Allergan plc	14,830,606
629,920		AstraZeneca plc (ADR)	21,732,240
252,249		Bayer AG.	32,812,252
225,230	*	BioMarin Pharmaceutical, Inc	18,489,131
132,504	*	Bluebird Bio, Inc	18,431,306
530,263		Bristol-Myers Squibb Co	32,696,017
227,043	*,n	Clovis Oncology, Inc	17,112,231
287,648		Eli Lilly & Co	23,569,877
132,928	*	Incyte Corp	15,054,096
196,012		Ipsen	23,699,323
144,702	*,n	Jazz Pharmaceuticals plc	20,479,674
452,443		Johnson & Johnson	63,075,079
52,710		Lonza Group AG.	14,002,999
789,604		Merck & Co, Inc	43,499,284
484,966		Novo Nordisk AS	24,145,887
1,030,721		Pfizer, Inc	36,137,078
197,279	*	Quintiles Transnational Holdings, Inc	21,325,860
48,008	*,n	Regeneron Pharmaceuticals, Inc	19,328,981
240,926	*	Seattle Genetics, Inc	14,771,173
116,998	*	TESARO, Inc	13,544,858
111,158	*	Vertex Pharmaceuticals, Inc	16,254,634
79,500		Vifor Pharma AG.	10,225,358
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	586,418,005

REAL ESTATE - 0.3%
120,256		American Tower Corp	17,277,180
		TOTAL REAL ESTATE	17,277,180

RETAILING - 5.1%
132,640	*	Amazon.com, Inc	146,604,339
631,103		Home Depot, Inc	104,624,255
32,494		Kering	14,901,919
272,455	*,n	NetFlix, Inc	53,518,336
127,935	*,n	Ulta Beauty, Inc	25,816,004
		TOTAL RETAILING	345,464,853

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.4%
1,034,162		Applied Materials, Inc	58,357,762
243,609		Broadcom Ltd	64,290,851
150,650	*	Cavium, Inc	10,393,343
1,679,597		Intel Corp	76,404,867
363,134		Microchip Technology, Inc	34,425,103
442,188	*	Microsemi Corp	23,599,574
131,176	n	Monolithic Power Systems, Inc	15,960,184
321,395		NVIDIA Corp	66,467,700
231,759		Xilinx, Inc	17,078,321
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	366,977,705

SOFTWARE & SERVICES - 16.2%
343,674	n	Activision Blizzard, Inc	22,507,210
91,019	*	Adobe Systems, Inc	15,942,888
36,558	*	Alibaba Group Holding Ltd (ADR)	6,759,209
19

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY	VALUE

176,625	*	Alphabet, Inc (Class C)	$179,564,040
641,321	*,e	ANGI Homeservices, Inc	8,016,512
376,222	n	DXC Technology Co	34,431,837
748,615	*	Facebook, Inc	134,795,617
241,394	*	IAC/InterActiveCorp	31,151,896
473,167	n	MasterCard, Inc (Class A)	70,393,055
2,439,797		Microsoft Corp	202,942,314
495,840	*,e	Nutanix, Inc	14,131,440
1,341,897		Oracle Corp	68,302,557
600,071	*	PayPal Holdings, Inc	43,541,152
257,405	*	Proofpoint, Inc	23,786,796
612,647	*	salesforce.com, Inc	62,698,294
144,156	*	ServiceNow, Inc	18,216,994
880,640	n	Symantec Corp	28,620,800
372,043	*,n	Take-Two Interactive Software, Inc	41,166,558
836,601		Tencent Holdings Ltd	37,601,107
411,919	*	Twitter, Inc	8,493,770
248,610	*,e	VMware, Inc (Class A)	29,756,131
1,723,987	*	Zynga, Inc	6,723,549
		TOTAL SOFTWARE & SERVICES	1,089,543,726

TECHNOLOGY HARDWARE & EQUIPMENT - 6.5%
1,531,037	n	Apple, Inc	258,806,494
1,062,041		Cisco Systems, Inc	36,268,700
126,580	n	Cognex Corp	15,588,327
950,490	*	Flex Ltd	16,918,722
468,778		Flir Systems, Inc	21,948,186
231,115	*	Itron, Inc	18,061,637
205,057	*,n	Lumentum Holdings, Inc	12,949,350
182,454		National Instruments Corp	8,210,430
880,125	*	Pure Storage, Inc	14,460,454
136,253	n	Universal Display Corp	19,961,065
1,785,280	*,n	Viavi Solutions, Inc	16,567,398
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	439,740,763

TELECOMMUNICATION SERVICES - 0.4%
877,078		AT&T, Inc	29,513,675
		TOTAL TELECOMMUNICATION SERVICES	29,513,675

TRANSPORTATION - 1.8%
388,230		DSV AS	30,020,240
158,276		FedEx Corp	35,740,304
170,632		J.B. Hunt Transport Services, Inc	18,153,538
318,639		Union Pacific Corp	36,895,210
		TOTAL TRANSPORTATION	120,809,292

UTILITIES - 1.6%
325,799		American Water Works Co, Inc	28,592,120
324,561	n	NextEra Energy, Inc	50,329,674
214,550		Sempra Energy	25,209,625
		TOTAL UTILITIES	104,131,419
20

TIAA-CREF FUNDS - Growth & Income Fund

SHARES		COMPANY			VALUE

		TOTAL COMMON STOCKS			$6,689,062,186
		(Cost $4,646,053,828)

PURCHASED OPTIONS - 0.0%

HEALTH CARE EQUIPMENT & SERVICES - 0.0%
16,700		Humana, Inc			47,595
		TOTAL HEALTH CARE EQUIPMENT & SERVICES			47,595

MEDIA - 0.0%
29,300		DISH Network Corp			15,383
		TOTAL MEDIA			15,383

		TOTAL PURCHASED OPTIONS			62,978
		(Cost $206,817)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.6%
$43,750,000		Federal Home Loan Bank (FHLB)	0.700-0.850%	11/01/17	43,750,000
		TOTAL GOVERNMENT AGENCY DEBT			43,750,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
51,048,743	c	State Street Navigator Securities Lending Government Money Market Portfolio			51,048,743
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			51,048,743

		TOTAL SHORT-TERM INVESTMENTS			94,798,743
		(Cost $94,798,743)
		TOTAL INVESTMENTS - 101.0%			6,783,923,907
		(Cost $4,741,059,388)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(67,407,913)
		NET ASSETS - 100.0%			$6,716,515,994

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $50,082,840.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2017, the aggregate value of these securities was $25,089,123 or 0.4% of net assets.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.
21

TIAA-CREF FUNDS - Growth & Income Fund

Purchased options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
DISH Network Corp, Call	293	$124,695	$65.00	1/19/18	$15,383
Humana, Inc, Call	167	82,122	280.00	2/16/18	47,595
Total	460	$206,817			$62,978

Written options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
AbbVie, Inc, Call	330	$(11,220)	$100.00	11/17/17	$(3,300)
Activision Blizzard, Inc, Put	661	(31,066)	56.00	11/3/17	(4,627)
Allergan plc, Call	165	(14,727)	190.00	11/3/17	(23,925)
Allergan plc, Call	289	(27,454)	195.00	11/10/17	(32,657)
Allergan plc, Call	289	(83,230)	230.00	3/16/18	(34,102)
Allergan plc, Put	250	(486,989)	210.00	3/16/18	(915,000)
AMC Networks, Inc, Put	600	(42,599)	50.00	12/15/17	(127,500)
Analog Devices, Inc, Put	165	(108,568)	80.00	12/15/17	(7,095)
Anthem, Inc, Put	206	(15,169)	185.00	11/3/17	(14,832)
Applied Optoelectronics, Inc, Put	660	(69,058)	35.00	11/17/17	(108,900)
Baidu, Inc, Put	165	(19,461)	232.50	11/3/17	(3,300)
CBS Corp, Put	496	(21,665)	52.50	11/17/17	(26,536)
Celgene Corp, Put	500	(76,998)	125.00	1/19/18	(1,190,000)
Celgene Corp, Put	330	(240,234)	120.00	3/16/18	(691,350)
Centene Corp, Put	363	(24,139)	85.00	11/17/17	(11,979)
Cerner Corp, Put	454	(237,437)	65.00	6/15/18	(181,600)
Chubb Ltd, Put	289	(12,716)	145.00	11/17/17	(10,982)
Citigroup, Inc, Put	495	(21,284)	70.00	11/10/17	(8,910)
Clovis Oncology, Inc, Put	103	(11,124)	60.00	11/17/17	(2,575)
Clovis Oncology, Inc, Put	207	(96,874)	60.00	1/19/18	(52,785)
Clovis Oncology, Inc, Put	104	(51,271)	60.00	4/20/18	(49,920)
Cognex Corp, Put	330	(35,639)	115.00	11/17/17	(23,100)
CyberArk Software Ltd, Put	494	(207,705)	40.00	4/20/18	(139,308)
DISH Network Corp, Put	585	(349,822)	50.00	6/15/18	(380,250)
DXC Technology Co, Put	497	(48,705)	80.00	11/17/17	(6,213)
Ecolab, Inc, Put	248	(16,368)	125.00	11/17/17	(9,920)
Electronic Arts, Inc, Put	333	(22,976)	108.00	11/3/17	(15,984)
Estee Lauder Cos, Inc, Call	330	(16,830)	120.00	11/17/17	(19,470)
Estee Lauder Cos, Inc, Put	330	(32,339)	105.00	11/17/17	(29,700)
Expedia, Inc, Put	248	(471,968)	135.00	4/20/18	(384,400)
FMC Corp, Call	300	(18,900)	100.00	11/17/17	(18,000)
General Dynamics Corp, Put	165	(15,510)	200.00	11/17/17	(25,905)
General Electric Co, Put	784	(7,056)	20.00	11/17/17	(44,688)
General Electric Co, Put	785	(32,145)	19.00	1/19/18	(47,100)
Goldman Sachs Group, Inc, Put	167	(17,251)	220.00	11/17/17	(3,841)
Hartford Financial Services Group, Inc, Put	578	(22,541)	52.00	11/24/17	(9,248)
Hasbro, Inc, Put	426	(104,907)	90.00	1/19/18	(94,572)
Hasbro, Inc, Put	165	(79,693)	90.00	4/20/18	(75,900)
Hasbro, Inc, Put	165	(122,592)	95.00	4/20/18	(113,850)
Humana, Inc, Call	167	(17,242)	310.00	2/16/18	(6,680)
Humana, Inc, Put	167	(47,302)	220.00	11/17/17	(4,175)
Humana, Inc, Put	167	(93,226)	220.00	2/16/18	(37,575)
IDEXX Laboratories, Inc, Call	206	(12,154)	185.00	11/17/17	(2,678)
IDEXX Laboratories, Inc, Put	206	(12,669)	145.00	11/17/17	(5,150)
Ingersoll-Rand plc, Put	330	(21,120)	87.50	11/17/17	(37,950)
Jazz Pharmaceuticals plc, Put	330	(35,639)	130.00	11/17/17	(46,200)
L Brands, Inc, Put	17	(663)	35.00	11/17/17	(272)
Lumentum Holdings, Inc, Call	495	(19,305)	75.00	11/3/17	(14,850)
22

TIAA-CREF FUNDS - Growth & Income Fund

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Lumentum Holdings, Inc, Put	495	$(21,779)	$55.00	11/3/17	$(22,275)
Mastercard, Inc, Put	330	(8,992)	140.00	11/10/17	(7,260)
Mattel, Inc, Put	2,000	(524,048)	15.00	1/18/19	(514,000)
MicroStrategy, Inc, Put	165	(57,981)	115.00	1/19/18	(17,737)
Mohawk Industries, Inc, Put	165	(13,860)	230.00	11/17/17	(4,125)
Monolithic Power Systems, Inc, Put	330	(15,602)	105.00	11/17/17	(6,600)
Monsanto Co, Put	563	(376,217)	97.50	1/19/18	(41,380)
Monsanto Co, Put	330	(68,638)	100.00	4/20/18	(51,975)
NASDAQ, Inc, Put	400	(21,599)	70.00	11/17/17	(14,000)
NetFlix, Inc, Put	206	(12,154)	185.00	11/10/17	(14,832)
Newell Brands, Inc, Call	750	(32,249)	48.00	12/15/17	(7,500)
Newell Brands, Inc, Put	750	(343,492)	42.00	6/15/18	(326,250)
NextEra Energy, Inc, Put	330	(16,170)	145.00	11/17/17	(5,775)
NuVasive, Inc, Call	500	(58,999)	70.00	3/16/18	(60,000)
NuVasive, Inc, Put	500	(433,990)	60.00	3/16/18	(340,000)
PACCAR, Inc, Put	578	(29,766)	67.50	11/17/17	(14,450)
Pinnacle Foods, Inc, Put	487	(24,836)	52.50	11/17/17	(17,532)
Pioneer Natural Resources Co, Put	505	(471,154)	135.00	6/15/18	(429,250)
Praxair, Inc, Put	330	(26,069)	135.00	11/17/17	(4,290)
PVH Corp, Put	165	(32,986)	115.00	12/15/17	(21,780)
Raytheon Co, Put	206	(17,304)	180.00	11/17/17	(46,556)
Regeneron Pharmaceuticals, Inc, Put	165	(199,315)	370.00	4/20/18	(342,375)
Schlumberger Ltd, Put	330	(231,160)	67.50	6/15/18	(214,500)
Sherwin-Williams Co, Put	100	(18,530)	360.00	11/17/17	(3,000)
Stryker Corp, Put	333	(17,818)	140.00	11/17/17	(3,330)
Symantec Corp, Put	991	(32,068)	29.00	11/17/17	(32,703)
Take-Two Interactive Software, Inc, Put	127	(28,320)	65.00	12/15/17	(1,270)
Take-Two Interactive Software, Inc, Put	127	(64,611)	90.00	3/16/18	(32,068)
Tapestry, Inc, Put	667	(56,027)	38.00	11/17/17	(63,365)
TripAdvisor, Inc, Put	1,000	(240,174)	35.00	3/16/18	(275,000)
Ulta Beauty, Inc, Call	167	(80,659)	255.00	3/16/18	(49,265)
Ulta Beauty, Inc, Put	167	(645,941)	240.00	3/16/18	(708,080)
United States Steel Corp, Put	470	(32,429)	18.00	4/20/18	(31,020)
Universal Display Corp, Put	120	(38,759)	105.00	12/15/17	(10,800)
Universal Display Corp, Put	161	(133,305)	110.00	12/15/17	(19,320)
Universal Display Corp, Put	120	(37,559)	100.00	1/19/18	(14,700)
Universal Health Services, Inc, Call	333	(32,633)	120.00	11/17/17	(3,330)
Universal Health Services, Inc, Put	375	(47,999)	100.00	11/17/17	(58,500)
Viacom, Inc, Put	659	(400,663)	30.00	6/15/18	(474,480)
Viavi Solutions, Inc, Put	1,652	(42,951)	9.00	11/17/17	(54,516)
WABCO Holdings, Inc, Call	330	(69,638)	170.00	3/16/18	(44,550)
WABCO Holdings, Inc, Put	330	(91,738)	130.00	3/16/18	(80,850)
WABCO Holdings, Inc, Put	330	(113,986)	140.00	3/16/18	(156,750)
WellCare Health Plans, Inc, Put	150	(13,350)	160.00	11/17/17	(1,500)
WellCare Health Plans, Inc, Put	150	(22,199)	165.00	11/17/17	(22,500)
WR Grace & Co, Put	495	(29,204)	62.50	1/19/18	(13,613)
Wynn Resorts Ltd, Call	330	(7,590)	155.00	11/3/17	(7,920)
Wynn Resorts Ltd, Put	330	(21,631)	138.00	11/3/17	(3,300)
Total	36,730	$(8,943,692)			$(9,789,026)

23

TIAA-CREF FUNDS - Large-Cap Growth Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.9%

AUTOMOBILES & COMPONENTS - 0.7%
105,528	*	Tesla, Inc	$34,985,698
		TOTAL AUTOMOBILES & COMPONENTS	34,985,698

BANKS - 1.1%
1,913,682		Bank of America Corp	52,415,750
		TOTAL BANKS	52,415,750

CAPITAL GOODS - 6.2%
214,129		Boeing Co	55,240,999
123,730		General Dynamics Corp	25,114,715
150,882		Northrop Grumman Corp	44,590,158
413,604		Parker-Hannifin Corp	75,528,226
185,350		Raytheon Co	33,400,070
65,185		Rockwell Automation, Inc	13,090,452
168,656		Roper Industries, Inc	43,541,920
62,345	*	WABCO Holdings, Inc	9,200,252
		TOTAL CAPITAL GOODS	299,706,792

CONSUMER DURABLES & APPAREL - 0.6%
444,961	*	Lululemon Athletica, Inc	27,369,551
		TOTAL CONSUMER DURABLES & APPAREL	27,369,551

CONSUMER SERVICES - 3.9%
758,916		Marriott International, Inc (Class A)	90,675,284
1,744,391		Starbucks Corp	95,662,402
		TOTAL CONSUMER SERVICES	186,337,686

DIVERSIFIED FINANCIALS - 0.5%
340,903		IntercontinentalExchange Group, Inc	22,533,688
		TOTAL DIVERSIFIED FINANCIALS	22,533,688

ENERGY - 1.0%
343,405	*	Concho Resources, Inc	46,088,385
		TOTAL ENERGY	46,088,385

FOOD, BEVERAGE & TOBACCO - 1.9%
298,235		Costco Wholesale Corp	48,039,694
543,048	*	Monster Beverage Corp	31,458,770
200,228		Pinnacle Foods, Inc	10,896,408
		TOTAL FOOD, BEVERAGE & TOBACCO	90,394,872

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
598,066	*	Cerner Corp	40,381,416
24

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

287,277	*	Intuitive Surgical, Inc	$107,832,295
527,604		UnitedHealth Group, Inc	110,912,913
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	259,126,624

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
661,094		Estee Lauder Cos (Class A)	73,916,920
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	73,916,920

MATERIALS - 3.0%
367,702		Albemarle Corp	51,805,535
194,753		Monsanto Co	23,584,588
177,739		Sherwin-Williams Co	70,233,566
		TOTAL MATERIALS	145,623,689

MEDIA - 0.0%
295	*,m	Rovi Guides, Inc	1,382
		TOTAL MEDIA	1,382

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 10.6%
622,687		AbbVie, Inc	56,197,502
277,859	*	Alexion Pharmaceuticals, Inc	33,248,608
236,588		Bayer AG.	30,775,088
256,923	*	BioMarin Pharmaceutical, Inc	21,090,809
671,151		Bristol-Myers Squibb Co	41,383,171
497,916	*,n	Celgene Corp	50,274,578
205,022		Eli Lilly & Co	16,799,503
252,896	*	Illumina, Inc	51,891,730
162,009		Ipsen	19,588,105
260,569	*	Jazz Pharmaceuticals plc	36,878,331
122,442		Lonza Group AG.	32,528,081
257,755		Novo Nordisk AS	12,833,318
52,665	*	Regeneron Pharmaceuticals, Inc	21,203,982
307,654	*	Vertex Pharmaceuticals, Inc	44,988,244
601,045		Zoetis, Inc	38,358,692
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	508,039,742

RETAILING - 11.8%
189,429	*	Amazon.com, Inc	209,372,085
280,461		Expedia, Inc	34,962,268
1,455,990		Gap, Inc	37,841,180
568,284	n	Home Depot, Inc	94,210,121
93,977		Kering	43,098,346
569,868		Lowe’s Companies, Inc	45,560,947
335,642	*	NetFlix, Inc	65,930,158
101,436		Tiffany & Co	9,496,438
329,528		TJX Companies, Inc	23,001,055
35,738	*	Ulta Beauty, Inc	7,211,571
		TOTAL RETAILING	570,684,169

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.3%
335,871	*	Advanced Micro Devices, Inc	3,689,543
1,322,228		Applied Materials, Inc	74,613,326
25

TIAA-CREF FUNDS - Large-Cap Growth Fund

SHARES		COMPANY	VALUE

466,026		Broadcom Ltd	$122,988,921
124,017		Lam Research Corp	25,866,226
386,678	*	Micron Technology, Inc	17,133,702
285,806		NVIDIA Corp	59,107,539
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	303,399,257

SOFTWARE & SERVICES - 37.0%
742,170		Activision Blizzard, Inc	48,604,713
865,963	*	Adobe Systems, Inc	151,682,079
259,198	*	Alibaba Group Holding Ltd (ADR)	47,923,118
98,605	*	Alphabet, Inc (Class A)	101,862,909
162,223	*	Alphabet, Inc (Class C)	164,922,391
1,210,518	*	eBay, Inc	45,563,898
1,153,704	*,n	Facebook, Inc	207,735,942
343,803	*	Gartner, Inc	43,081,954
396,040	*	IAC/InterActiveCorp	51,108,962
872,201		Intuit, Inc	131,719,795
900,973		MasterCard, Inc (Class A)	134,037,753
3,045,200		Microsoft Corp	253,299,736
1,063,194	*	PayPal Holdings, Inc	77,145,357
331,951	*	Red Hat, Inc	40,109,639
1,145,157	*	salesforce.com, Inc	117,195,368
215,442	g	Scout24 AG.	8,636,334
516,100		Tencent Holdings Ltd	23,196,161
1,209,092		Visa, Inc (Class A)	132,975,938
		TOTAL SOFTWARE & SERVICES	1,780,802,047

TECHNOLOGY HARDWARE & EQUIPMENT - 4.9%
1,325,166		Apple, Inc	224,006,061
229,758	*	Trimble Navigation Ltd	9,392,507
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	233,398,568

TELECOMMUNICATION SERVICES - 0.4%
342,275	*	T-Mobile US, Inc	20,457,777
		TOTAL TELECOMMUNICATION SERVICES	20,457,777

TRANSPORTATION - 2.1%
518,666		Delta Air Lines, Inc	25,948,860
217,347		FedEx Corp	49,079,126
214,272		Union Pacific Corp	24,810,555
		TOTAL TRANSPORTATION	99,838,541

		TOTAL COMMON STOCKS	4,755,121,138
		(Cost $3,007,468,964)

PURCHASED OPTIONS - 0.2%

DIVERSIFIED FINANCIALS - 0.2%
2,240,000		PowerShares QQQ Trust	6,137,600
2,240,000		PowerShares QQQ Trust	4,547,200
		TOTAL DIVERSIFIED FINANCIALS	10,684,800

		TOTAL PURCHASED OPTIONS	10,684,800
		(Cost $12,730,816)
26

TIAA-CREF FUNDS - Large-Cap Growth Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 0.6%

TREASURY DEBT - 0.6%
$11,990,000	United States Treasury Bill	0.951%	11/02/17	$11,989,678
15,275,000	United States Treasury Bill	0.951%	11/16/17	15,268,778
	TOTAL TREASURY DEBT			27,258,456

	TOTAL SHORT-TERM INVESTMENTS			27,258,456
	(Cost $27,258,637)
	TOTAL INVESTMENTS - 99.7%			4,793,064,394
	(Cost $3,047,458,417)
	OTHER ASSETS & LIABILITIES, NET - 0.3%			16,535,705
	NET ASSETS - 100.0%			$4,809,600,099

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933. Such securities are deemed liquid and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2017, the aggregate value of these securities was $8,636,334 or 0.2% of net assets.
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
PowerShares QQQ Trust, Put	22,400	$6,669,600	$146.00	1/19/18	$4,547,200
PowerShares QQQ Trust, Put	22,400	6,061,216	149.00	1/19/18	6,137,600
Total	44,800	$12,730,816			$10,684,800

Written options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Home Depot, Inc, Put	540	$(190,616)	$135.00	1/19/18	$(16,740)
PowerShares QQQ Trust, Call	22,400	(1,573,563)	156.00	1/19/18	(4,256,000)
PowerShares QQQ Trust, Call	22,400	(1,936,435)	159.00	1/19/18	(2,150,400)
PowerShares QQQ Trust, Put	22,400	(2,850,333)	138.00	1/19/18	(2,105,600)
PowerShares QQQ Trust, Put	22,400	(2,472,006)	141.00	1/19/18	(2,710,400)
Total	90,140	$(9,022,953)			$(11,239,140)
27

TIAA-CREF FUNDS - Large-Cap Value Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.2%
1,329,853		General Motors Co	$57,157,082
1,297,841		Peugeot S.A.	30,791,994
		TOTAL AUTOMOBILES & COMPONENTS	87,949,076

BANKS - 12.7%
9,125,956		Banca Intesa S.p.A.	30,680,574
8,571,503		Bank of America Corp	234,773,467
2,353,097		Citigroup, Inc	172,952,630
602,781		Citizens Financial Group, Inc	22,911,706
609,779		Comerica, Inc	47,910,336
283,213		Huntington Bancshares, Inc	3,908,339
1,080,758		JPMorgan Chase & Co	108,735,062
3,536,625		Regions Financial Corp	54,746,955
408,698		SunTrust Banks, Inc	24,607,707
771,177		TCF Financial Corp	14,050,845
2,268,079		Wells Fargo & Co	127,329,955
1,109,876		Zions Bancorporation	51,564,839
		TOTAL BANKS	894,172,415

CAPITAL GOODS - 7.5%
1,131,608	*	Colfax Corp	47,199,370
737,191		Fortive Corp	53,269,422
806,453	*	Gardner Denver Holdings, Inc	23,266,169
5,253,223		General Electric Co	105,904,976
638,231	*	HD Supply Holdings, Inc	22,586,995
175,379	*	Herc Holdings, Inc	8,498,866
340,030		Johnson Controls International plc	14,073,842
245,733		L3 Technologies, Inc	45,996,303
449,195		Masco Corp	17,886,945
375,564	*	Navistar International Corp	15,890,113
435,657	*	SPX Corp	12,760,393
702,623	*	SPX FLOW, Inc	28,969,146
995,975		Terex Corp	46,920,382
1,501,311		Triumph Group, Inc	46,615,707
246,883		United Technologies Corp	29,566,708
		TOTAL CAPITAL GOODS	519,405,337

CONSUMER DURABLES & APPAREL - 1.7%
3,680,700		Cyrela Brazil Realty S.A.	14,401,907
803,269		Pulte Homes, Inc	24,282,822
1,288,712	*	Skechers U.S.A., Inc (Class A)	41,135,687
284,107		Sony Corp	11,885,526
596,648		Sony Corp (ADR)	25,900,490
		TOTAL CONSUMER DURABLES & APPAREL	117,606,432
28

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

CONSUMER SERVICES - 3.7%
3,303,814	*	Arcos Dorados Holdings, Inc	$33,038,140
546,472		Carnival Corp	36,280,276
1,217,923		Extended Stay America, Inc	24,139,234
1,784,648		Melco Crown Entertainment Ltd (ADR)	45,115,901
999,023		MGM Resorts International	31,319,371
1,466,811		Red Rock Resorts, Inc	36,127,555
824,729		Restaurant Brands International, Inc	53,269,246
		TOTAL CONSUMER SERVICES	259,289,723

DIVERSIFIED FINANCIALS - 5.4%
358,350		American Express Co	34,229,592
188,485		Bank of New York Mellon Corp	9,697,553
323,727		Capital One Financial Corp	29,841,155
525,512		Goldman Sachs Group, Inc	127,426,150
380,642		Legg Mason, Inc	14,532,911
1,225,123		Morgan Stanley	61,256,150
706,704		State Street Corp	65,016,768
1,040,632		Synchrony Financial	33,945,416
		TOTAL DIVERSIFIED FINANCIALS	375,945,695

ENERGY - 11.8%
228,392		Anadarko Petroleum Corp	11,275,713
240,614		Arch Coal, Inc	18,387,722
2,742	*,e	California Resources Corp	30,244
5,457,902		Cenovus Energy, Inc	53,050,807
905,931		Chevron Corp	104,988,344
222,701	*	Continental Resources, Inc	9,066,158
8,744	*	Diamondback Energy, Inc	937,007
1,047,578		EOG Resources, Inc	104,621,615
1,059,942		Exxon Mobil Corp	88,346,166
937,522	*,e	Jagged Peak Energy, Inc	13,022,181
2,252,506	*	Matador Resources Co	59,804,034
3,684,717	*,e	MEG Energy Corp	16,365,730
1,974,558		Nabors Industries Ltd	11,116,762
359,811	*	Newfield Exploration Co	11,078,581
3,520,621	*	Parsley Energy, Inc	93,648,519
1,758,304		Plains All American Pipeline LP	35,113,331
537,299		Plains GP Holdings LP	10,960,900
322,407	e	RPC, Inc	7,837,714
1,307,243	*	RSP Permian, Inc	44,982,232
1,615,229	*,e	Transocean Ltd (NYSE)	16,959,904
10,111,135	*,e	Weatherford International Ltd	35,085,638
2,524,915		Williams Cos, Inc	71,960,077
751,173	*	WPX Energy, Inc	8,473,231
		TOTAL ENERGY	827,112,610

FOOD & STAPLES RETAILING - 1.7%
759,358	*	US Foods Holding Corp	20,715,286
751,282		Walgreens Boots Alliance, Inc	49,787,458
527,680		Wal-Mart Stores, Inc	46,071,741
		TOTAL FOOD & STAPLES RETAILING	116,574,485
29

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 5.9%
239,583		Bunge Ltd	$16,478,519
831,127		ConAgra Foods, Inc	28,391,298
408,748		General Mills, Inc	21,222,196
1,526,920		Kraft Heinz Co	118,076,724
401,675		Lamb Weston Holdings, Inc	20,481,408
60,180		Molson Coors Brewing Co (Class B)	4,866,757
1,986,686		Mondelez International, Inc	82,308,401
744,894		Philip Morris International, Inc	77,945,708
841,960		Pinnacle Foods, Inc	45,819,463
5,358		Snyder’s-Lance, Inc	201,622
		TOTAL FOOD, BEVERAGE & TOBACCO	415,792,096

HEALTH CARE EQUIPMENT & SERVICES - 3.3%
1,584,352		Abbott Laboratories	85,919,409
47,234		Anthem, Inc	9,881,825
91,834		Baxter International, Inc	5,920,538
897,781	*	Boston Scientific Corp	25,263,557
846,656		Cardinal Health, Inc	52,408,006
259,848		Medtronic plc	20,922,961
428,490	*	Molina Healthcare, Inc	29,064,477
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	229,380,773

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
368,850		Procter & Gamble Co	31,846,509
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	31,846,509

INSURANCE - 6.5%
387,549		Allstate Corp	36,375,349
1,539,049		American International Group, Inc	99,437,956
361,408	*	Berkshire Hathaway, Inc (Class B)	67,561,611
104,121	*	Brighthouse Financial, Inc	6,474,244
397,555		Chubb Ltd	59,959,245
547,279		Hartford Financial Services Group, Inc	30,127,709
1,142,104		Manulife Financial Corp	22,956,290
1,758,188		Metlife, Inc	94,203,713
184,346		Travelers Cos, Inc	24,416,628
177,465		W.R. Berkley Corp	12,170,550
		TOTAL INSURANCE	453,683,295

MATERIALS - 6.9%
26,884		Acerinox S.A.	386,240
4,049,262	*,e	AK Steel Holding Corp	18,586,113
307,914		Ashland Global Holdings, Inc	20,931,994
196,867	*	Berry Plastics Group, Inc	11,703,743
1,294,773		DowDuPont, Inc	93,625,036
2,101,687		First Quantum Minerals Ltd	23,507,746
1,673,022	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	23,388,847
510,924	*	GCP Applied Technologies, Inc	14,944,527
2,575,729	*	Louisiana-Pacific Corp	70,008,314
30

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

1,185,182		Olin Corp	$43,294,698
518,238	*,e	Ramaco Resources, Inc	3,036,875
1,035,403		ThyssenKrupp AG.	27,775,825
1,553,200		Tronox Ltd	41,113,204
845,304		Valvoline, Inc	20,304,202
964,033		WR Grace & Co	73,738,884
		TOTAL MATERIALS	486,346,248

MEDIA - 0.6%
313,669		CBS Corp (Class B)	17,603,104
249,882	*	DISH Network Corp (Class A)	12,129,272
122,264		Walt Disney Co	11,958,642
		TOTAL MEDIA	41,691,018

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.1%
373,474		Allergan plc	66,190,797
277,104		Amgen, Inc	48,554,163
829,141		Bristol-Myers Squibb Co	51,124,834
533,895	*	Endo International plc	3,406,250
761,726		Gilead Sciences, Inc	57,098,981
721,891		Johnson & Johnson	100,638,824
959,954		Merck & Co, Inc	52,883,866
1,666,430	*	Mylan NV	59,508,215
5,277,227		Pfizer, Inc	185,019,579
1,176,058		Teva Pharmaceutical Industries Ltd (ADR)	16,229,601
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	640,655,110

REAL ESTATE - 0.8%
48,675		AvalonBay Communities, Inc	8,826,238
342,592		HCP, Inc	8,852,577
1,215,970		MGM Growth Properties LLC	35,883,275
68,553	*	Quality Care Properties, Inc	1,085,194
		TOTAL REAL ESTATE	54,647,284

RETAILING - 1.2%
182,284		Advance Auto Parts, Inc	14,899,894
3,059,882	*	Groupon, Inc	14,595,637
11,456,000		Hengdeli Holdings Ltd	587,382
465,870		Target Corp	27,504,965
3,350,600		Via Varejo S.A.	23,117,122
		TOTAL RETAILING	80,705,000

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.6%
4,565,517	*,e	Advanced Micro Devices, Inc	50,152,204
2,488,682		Advanced Semiconductor Engineering, Inc (ADR)	15,330,281
641,658	*	Cree, Inc	22,907,191
1,199,724		Intel Corp	54,575,445
525,862	*,e	Mellanox Technologies Ltd	24,584,048
284,003		Qualcomm, Inc	14,486,993
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	182,036,162
31

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY	VALUE

SOFTWARE & SERVICES - 6.1%
523,273	*	Conduent, Inc	$8,100,266
354,201	*	Dell Technologies, Inc-VMware Inc	29,317,217
1,147,641	*	eBay, Inc	43,197,207
168,686	*	IAC/InterActiveCorp	21,768,928
92,781	*	Micro Focus International plc (ADR)	3,240,840
111,467	*	MicroStrategy, Inc (Class A)	14,742,626
75,702		Nintendo Co Ltd	29,369,467
2,465,879		Oracle Corp	125,513,241
5,005,681	*,e	Pandora Media, Inc	36,591,528
1,235,179		Symantec Corp	40,143,318
1,653,882	*	Teradata Corp	55,322,353
5,279,947	*	Zynga, Inc	20,591,793
		TOTAL SOFTWARE & SERVICES	427,898,784

TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
693,114	*	Ciena Corp	14,742,535
3,311,200		Cisco Systems, Inc	113,077,480
356,621		Corning, Inc	11,165,804
675,559		Hewlett Packard Enterprise Co	9,403,781
1,125,817	*	Infinera Corp	9,423,088
1,017,900		Juniper Networks, Inc	25,274,457
438,019	*	Lumentum Holdings, Inc	27,660,900
5,808,804		Nokia Corp	28,405,052
1,190,950		Xerox Corp	36,097,694
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	275,250,791

TELECOMMUNICATION SERVICES - 3.3%
4,338,435		AT&T, Inc	145,988,338
1,632,001		Telephone & Data Systems, Inc	47,572,829
713,864		Verizon Communications, Inc	34,172,670
		TOTAL TELECOMMUNICATION SERVICES	227,733,837

TRANSPORTATION - 1.4%
726,667	*,†,b,m	AMR Corp (Escrow)	7,267
603,578	*	Kirby Corp	42,763,501
1,395,410	*	Knight-Swift Transportation Holdings, Inc	57,839,744
		TOTAL TRANSPORTATION	100,610,512

UTILITIES - 2.1%
256,513		American Electric Power Co, Inc	19,087,132
243,721		Duke Energy Corp	21,523,002
184,428		Edison International	14,745,019
731,026		Exelon Corp	29,394,555
1,623,218		FirstEnergy Corp	53,485,033
99,129		Sempra Energy	11,647,657
		TOTAL UTILITIES	149,882,398

		TOTAL COMMON STOCKS	6,996,215,590
		(Cost $5,712,686,025)
32

TIAA-CREF FUNDS - Large-Cap Value Fund

SHARES		COMPANY			VALUE

PURCHASED OPTIONS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
546,400		S&P 500 Index			$27,320
		TOTAL DIVERSIFIED FINANCIALS			27,320

		TOTAL PURCHASED OPTIONS			27,320
		(Cost $17,605,008)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.4%

GOVERNMENT AGENCY DEBT - 0.2%
$17,800,000		Federal Home Loan Bank (FHLB)	0.700%	11/01/17	17,800,000
		TOTAL GOVERNMENT AGENCY DEBT			17,800,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.2%
153,517,053	c	State Street Navigator Securities Lending Government Money Market Portfolio			153,517,053
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			153,517,053

		TOTAL SHORT-TERM INVESTMENTS			171,317,053
		(Cost $171,317,053)
		TOTAL INVESTMENTS - 102.3%			7,167,559,963
		(Cost $5,901,608,086)
		OTHER ASSETS & LIABILITIES, NET - (2.3)%			(161,978,588)
		NET ASSETS - 100.0%			$7,005,581,375

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $147,124,601.
m	Indicates a security that has been deemed illiquid.

Purchased options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
S&P 500 Index, Put	5,464	$17,605,008	$2,300.00	10/31/17	$27,320

Written options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
S&P 500 Index, Put	5,464	$(6,819,072)	$2,100.00	10/31/17	$(27,320)
33

TIAA-CREF FUNDS - Mid-Cap Growth Fund

TIAA-CREF FUNDS

MID-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.6%

AUTOMOBILES & COMPONENTS - 1.3%
210,491		Delphi Automotive plc	$20,918,596
		TOTAL AUTOMOBILES & COMPONENTS	20,918,596

BANKS - 2.5%
199,896		Citizens Financial Group, Inc	7,598,047
190,666		First Republic Bank	18,570,869
61,880	*	SVB Financial Group	13,569,046
		TOTAL BANKS	39,737,962

CAPITAL GOODS - 15.1%
235,764		A.O. Smith Corp	13,957,229
128,881		Allegion plc	10,747,386
214,886		BWX Technologies, Inc	12,875,969
397,590		Fastenal Co	18,674,802
284,285		Fortive Corp	20,542,434
186,513		Fortune Brands Home & Security, Inc	12,321,049
335,382	*	Gardner Denver Holdings, Inc	9,675,771
194,000	n	Ingersoll-Rand plc	17,188,400
352,807		Masco Corp	14,048,775
113,255		Owens Corning, Inc	9,365,056
132,934		Parker-Hannifin Corp	24,275,078
94,194		Rockwell Automation, Inc	18,916,039
88,042		Rockwell Collins, Inc	11,938,495
101,229		Roper Industries, Inc	26,134,291
73,428		Snap-On, Inc	11,585,470
25,532		TransDigm Group, Inc	7,085,130
		TOTAL CAPITAL GOODS	239,331,374

CONSUMER DURABLES & APPAREL - 3.3%
420,280		DR Horton, Inc	18,580,579
44,068	*	Mohawk Industries, Inc	11,535,239
337,813		Newell Rubbermaid, Inc	13,776,014
201,904		Tapestry, Inc	8,267,969
		TOTAL CONSUMER DURABLES & APPAREL	52,159,801

CONSUMER SERVICES - 4.1%
473,708		Melco Crown Entertainment Ltd (ADR)	11,975,338
389,345		MGM Resorts International	12,205,965
493,995		Planet Fitness, Inc	13,160,027
174,820		Restaurant Brands International, Inc	11,291,624
109,816		Wynn Resorts Ltd	16,196,762
		TOTAL CONSUMER SERVICES	64,829,716
34

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

DIVERSIFIED FINANCIALS - 4.6%
55,000		Affiliated Managers Group, Inc	$10,257,500
87,097	n	Ameriprise Financial, Inc	13,634,164
290,801	e,n	iShares Russell Midcap Growth Index Fund	33,846,329
338,796		Lazard Ltd (Class A)	16,106,362
		TOTAL DIVERSIFIED FINANCIALS	73,844,355

ENERGY - 1.4%
90,719	*	Diamondback Energy, Inc	9,721,448
188,310	*	Parsley Energy, Inc	5,009,046
216,576	*	RSP Permian, Inc	7,452,380
		TOTAL ENERGY	22,182,874

FOOD & STAPLES RETAILING - 0.7%
400,982	*	US Foods Holding Corp	10,938,789
		TOTAL FOOD & STAPLES RETAILING	10,938,789

FOOD, BEVERAGE & TOBACCO - 1.7%
50,137		Hershey Co	5,323,546
136,964		Kellogg Co	8,564,359
157,174	*	Post Holdings, Inc	13,034,440
		TOTAL FOOD, BEVERAGE & TOBACCO	26,922,345

HEALTH CARE EQUIPMENT & SERVICES - 4.8%
359,937	*,e	Acadia Healthcare Co, Inc	11,287,624
72,219	*	Centene Corp	6,764,754
239,430	*	Cerner Corp	16,166,313
211,170	*,n	Edwards Lifesciences Corp	21,587,909
88,045	*	Insulet Corp	5,177,927
71,202	*	Nevro Corp	6,235,871
300,000	*,e	Teladoc, Inc	9,915,000
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	77,135,398

INSURANCE - 1.6%
517,644		Progressive Corp	25,183,381
		TOTAL INSURANCE	25,183,381

MATERIALS - 8.4%
96,575		Albemarle Corp	13,606,452
82,916		Ashland Global Holdings, Inc	5,636,630
169,189	n	Avery Dennison Corp	17,962,796
272,871	*	Berry Plastics Group, Inc	16,222,181
301,381		International Paper Co	17,260,090
438,666		Olin Corp	16,024,469
453,909	*	Summit Materials, Inc	14,252,742
591,363	n	Tronox Ltd	15,653,379
212,657		WR Grace & Co	16,266,134
		TOTAL MATERIALS	132,884,873

MEDIA - 0.9%
719,463		Interpublic Group of Cos, Inc	13,849,663
		TOTAL MEDIA	13,849,663
35

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.4%
125,392	*	Acadia Pharmaceuticals, Inc	$4,367,403
245,134	*	BioMarin Pharmaceutical, Inc	20,123,050
117,865	*	Illumina, Inc	24,184,719
117,682	*	Incyte Corp	13,327,487
101,135	*	Jazz Pharmaceuticals plc	14,313,637
171,423	*,n	Quintiles Transnational Holdings, Inc	18,530,826
142,340	*	Seattle Genetics, Inc	8,726,865
469,369		Zoetis, Inc	29,955,130
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	133,529,117

REAL ESTATE - 2.3%
150,179		Equity Lifestyle Properties, Inc	13,287,838
242,531		Gaming and Leisure Properties, Inc	8,862,083
92,066	*	SBA Communications Corp	14,470,934
		TOTAL REAL ESTATE	36,620,855

RETAILING - 5.9%
89,192	*	Burlington Stores, Inc	8,374,237
104,856	*	Dollar Tree, Inc	9,568,110
67,690		Expedia, Inc	8,438,236
68,093	*	O’Reilly Automotive, Inc	14,364,218
374,396		Ross Stores, Inc	23,770,402
240,256		Tractor Supply Co	14,477,827
74,398	*,n	Ulta Beauty, Inc	15,012,772
		TOTAL RETAILING	94,005,802

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 6.5%
1,171,996	*,n	Advanced Micro Devices, Inc	12,874,376
271,840		Analog Devices, Inc	24,818,992
117,151	*	Cavium, Inc	8,082,248
120,148		Lam Research Corp	25,059,268
126,720		Microchip Technology, Inc	12,013,056
156,217	*	Micron Technology, Inc	6,921,975
118,142		Skyworks Solutions, Inc	13,451,648
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	103,221,563

SOFTWARE & SERVICES - 19.4%
82,341		Alliance Data Systems Corp	18,422,152
530,659	*	ANGI Homeservices, Inc	6,633,237
62,000	*	Autodesk, Inc	7,747,520
258,763		CDK Global, Inc	16,446,976
217,643	*	Dell Technologies, Inc-VMware Inc	18,014,311
287,144		DXC Technology Co	26,279,419
244,966		Fidelity National Information Services, Inc	22,723,046
120,770	*	Fiserv, Inc	15,631,261
124,647	*	FleetCor Technologies, Inc	20,600,410
25,728	*	ForeScout Technologies, Inc	665,069
137,635	*	Gartner, Inc	17,247,042
278,700	*	GoDaddy, Inc	13,015,290
154,474	*,e	GrubHub, Inc	9,426,003
103,988	*	Guidewire Software, Inc	8,316,960
36

TIAA-CREF FUNDS - Mid-Cap Growth Fund

SHARES		COMPANY	VALUE

142,669	*	IAC/InterActiveCorp	$18,411,435
136,475	*	Proofpoint, Inc	12,611,655
216,885	*	RingCentral, Inc	9,141,703
139,717	*	ServiceNow, Inc	17,656,037
631,576		Symantec Corp	20,526,220
268,807	*	Vantiv, Inc	18,816,490
2,548,902	*	Zynga, Inc	9,940,719
		TOTAL SOFTWARE & SERVICES	308,272,955

TECHNOLOGY HARDWARE & EQUIPMENT - 3.9%
182,000		Amphenol Corp (Class A)	15,834,000
55,500	*	Coherent, Inc	14,580,405
252,695	*,n	Lumentum Holdings, Inc	15,957,689
371,785	*	Trimble Navigation Ltd	15,198,571
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	61,570,665

TRANSPORTATION - 1.8%
141,434		J.B. Hunt Transport Services, Inc	15,047,163
201,295	*	Kirby Corp	14,261,750
		TOTAL TRANSPORTATION	29,308,913

		TOTAL COMMON STOCKS	1,566,448,997
		(Cost $1,232,545,674)

PURCHASED OPTIONS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
10,000		Ameriprise Financial, Inc	7,200
		TOTAL DIVERSIFIED FINANCIALS	7,200

MATERIALS - 0.0%
120,000		Avery Dennison Corp	6,000
		TOTAL MATERIALS	6,000

PHARMACEUTICALS & BIOTECHNOLOGY - 0.0%
140,000		Quintiles IMS Holdings, Inc	12,600
		TOTAL PHARMACEUTICALS & BIOTECHNOLOGY	12,600

RETAILING - 0.0%
45,000		Ulta Beauty, Inc	405,000
		TOTAL RETAILING	405,000

TECHNOLOGY HARDWARE & EQUIPMENT - 0.0%
250,000		Lumentum Holdings, Inc	850,000
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	850,000

		TOTAL PURCHASED OPTIONS	1,280,800
		(Cost $2,060,411)
37

TIAA-CREF FUNDS - Mid-Cap Growth Fund

PRINCIPAL		COMPANY	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.3%

GOVERNMENT AGENCY DEBT - 1.6%
$25,500,000		Federal Home Loan Bank (FHLB)	0.700%	11/01/17	$25,500,000
		TOTAL GOVERNMENT AGENCY DEBT			25,500,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
26,359,303	c	State Street Navigator Securities Lending Government Money Market Portfolio			26,359,303
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			26,359,303

		TOTAL SHORT-TERM INVESTMENTS			51,859,303
		(Cost $51,859,303)
		TOTAL INVESTMENTS - 101.9%			1,619,589,100
		(Cost $1,286,465,388)
		OTHER ASSETS & LIABILITIES, NET - (1.9)%			(28,932,168)
		NET ASSETS - 100.0%			$$1,590,656,932

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,217,685.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Ameriprise Financial, Inc, Put	100	$24,200	$150.00	11/17/17	$7,200
Avery Dennison Corp, Put	1,200	152,100	95.00	11/17/17	6,000
Lumentum Holdings, Inc, Put	2,500	1,029,375	62.00	11/17/17	850,000
Quintiles IMS Holdings, Inc, Put	1,400	226,450	100.00	11/17/17	12,600
Ulta Beauty, Inc, Put	450	628,286	195.00	12/15/17	405,000
Total	5,650	$2,060,411			$1,280,800

Written options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Advanced Micro Devices, Inc, Call	5,500	$(186,116)	$16.00	11/17/17	$(11,000)
Ameriprise Financial, Inc, Call	100	(13,300)	160.00	11/17/17	(12,100)
Ameriprise Financial, Inc, Put	100	(5,400)	140.00	11/17/17	(1,000)
Avery Dennison Corp, Call	1,200	(47,099)	105.00	11/17/17	(258,000)
Avery Dennison Corp, Put	1,200	(47,099)	90.00	11/17/17	(16,800)
Edwards Lifesciences Corp, Call	1,050	(195,862)	120.00	11/17/17	(5,250)
Ingersoll-Rand plc, Call	1,200	(98,098)	100.00	11/17/17	(18,000)
Lumentum Holdings, Inc, Call	2,500	(496,438)	70.00	11/17/17	(450,000)
Lumentum Holdings, Inc, Put	2,500	(320,617)	55.00	11/17/17	(275,000)
Quintiles IMS Holdings, Inc, Call	1,400	(131,947)	105.00	11/17/17	(532,000)
Quintiles IMS Holdings, Inc, Put	1,400	(54,949)	95.00	11/17/17	(21,000)
Tronox Ltd, Call	2,000	(246,494)	28.00	11/17/17	(170,000)
Ulta Beauty, Inc, Call	450	(224,207)	215.00	12/15/17	(283,500)
Ulta Beauty, Inc, Put	450	(311,703)	180.00	12/15/17	(198,450)
Total	21,050	$(2,379,329)			$(2,252,100)
38

TIAA-CREF FUNDS - Mid-Cap Value Fund

TIAA-CREF FUNDS

MID-CAP VALUE FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.5%

AUTOMOBILES & COMPONENTS - 1.4%
209,800		Delphi Automotive plc	$20,849,924
132,438		Lear Corp	23,254,789
176,558		Magna International, Inc (Class A)	9,631,239
67,259	*	Visteon Corp	8,477,324
		TOTAL AUTOMOBILES & COMPONENTS	62,213,276

BANKS - 8.8%
443,944		BankUnited	15,471,448
231,049		Chemical Financial Corp	12,173,972
206,751		CIT Group, Inc	9,638,732
543,449		Citizens Financial Group, Inc	20,656,497
572,930		Comerica, Inc	45,015,110
539,709		East West Bancorp, Inc	32,296,187
253,168		First Republic Bank	24,658,563
897,086		Hilltop Holdings, Inc	21,135,346
2,890,000		Huntington Bancshares, Inc	39,882,000
891,890		Keycorp	16,276,993
157,169		M&T Bank Corp	26,211,074
786,961		Regions Financial Corp	12,182,156
935,000		SunTrust Banks, Inc	56,296,350
447,845		Synovus Financial Corp	20,981,538
117,856		Wintrust Financial Corp	9,580,514
809,013		Zions Bancorporation	37,586,744
		TOTAL BANKS	400,043,224

CAPITAL GOODS - 8.3%
296,992	*	AerCap Holdings NV	15,633,659
187,318		Crane Co	15,569,872
283,122		Cummins, Inc	50,078,619
167,042		Fluor Corp	7,197,840
419,229		Hexcel Corp	25,443,008
126,227		Hubbell, Inc	15,881,881
330,620		Ingersoll-Rand plc	29,292,932
491,016		ITT, Inc	22,900,986
125,000	*	JELD-WEN Holding, Inc	4,610,000
528,829		KBR, Inc	10,380,913
306,697		L3 Technologies, Inc	57,407,545
368,400		Masco Corp	14,669,688
98,000	*	Masonite International Corp	6,575,800
33,000		Rockwell Collins, Inc	4,474,800
300,956	*	SPX FLOW, Inc	12,408,416
1,110,630		Textron, Inc	58,574,626
110,569	*	WABCO Holdings, Inc	16,316,667
76,219	e	Wabtec Corp	5,830,754
		TOTAL CAPITAL GOODS	373,248,006
39

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
563,942		Republic Services, Inc	$36,695,706
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	36,695,706

CONSUMER DURABLES & APPAREL - 2.6%
376,273	e	Mattel, Inc	5,312,975
84,921	*	Mohawk Industries, Inc	22,228,921
544,315		Newell Rubbermaid, Inc	22,197,166
7,447	*	NVR, Inc	24,436,362
217,609		Sony Corp	9,103,603
149,740	*	Steven Madden Ltd	5,839,860
440,000	*,e	Tempur Sealy International, Inc	28,762,800
		TOTAL CONSUMER DURABLES & APPAREL	117,881,687

CONSUMER SERVICES - 1.7%
223,378		ARAMARK Holdings Corp	9,759,385
122,351		Darden Restaurants, Inc	10,065,817
472,993		ILG, Inc	14,033,702
200,000	*	Red Robin Gourmet Burgers, Inc	13,680,000
162,865		Restaurant Brands International, Inc	10,519,451
167,798		Wyndham Worldwide Corp	17,929,216
		TOTAL CONSUMER SERVICES	75,987,571

DIVERSIFIED FINANCIALS - 3.9%
395,246		Ameriprise Financial, Inc	61,871,809
276,890		Blackstone Mortgage Trust, Inc	8,813,409
964,961	*	E*TRADE Financial Corp	42,062,650
197,733		Lazard Ltd (Class A)	9,400,227
875,544		MFA Mortgage Investments, Inc	7,214,482
362,764		Raymond James Financial, Inc	30,755,132
498,409		Synchrony Financial	16,258,101
		TOTAL DIVERSIFIED FINANCIALS	176,375,810

ENERGY - 10.2%
187,710		Anadarko Petroleum Corp	9,267,243
330,039		Andeavor	35,063,343
200,000		Apache Corp	8,274,000
167,081	e	Arch Coal, Inc	12,768,330
431,753		Baker Hughes a GE Co	13,569,997
1,320,780	*	Callon Petroleum Co	14,647,450
1,148,680		Capital Product Partners LP	3,928,486
123,988		Cimarex Energy Co	14,497,917
242,500	*	Concho Resources, Inc	32,545,925
630,000	*	Continental Resources, Inc	25,647,300
188,239	*	Diamondback Energy, Inc	20,171,691
136,673	*	Dril-Quip, Inc	5,753,933
457,174	*	Energen Corp	23,635,896
222,541		EQT Corp	13,917,714
430,000		Hess Corp	18,988,800
187,939		HollyFrontier Corp	6,944,346

40

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

403,277		Marathon Petroleum Corp	$24,091,768
712,582	*	Matador Resources Co	18,919,052
203,560		Oceaneering International, Inc	4,115,983
900,000	*	Parsley Energy, Inc	23,940,000
645,949		Patterson-UTI Energy, Inc	12,776,871
47,000		Pioneer Natural Resources Co	7,034,490
385,982		Plains All American Pipeline LP	7,708,061
503,956	*	Rowan Cos plc	7,221,689
386,301	e	RPC, Inc	9,390,977
760,000	*	RSP Permian, Inc	26,151,600
200,000		Targa Resources Investments, Inc	8,300,000
1,252,919	*,e	Transocean Ltd (NYSE)	13,155,650
965,888		Williams Cos, Inc	27,527,808
1,081,278	*	WPX Energy, Inc	12,196,816
		TOTAL ENERGY	462,153,136

FOOD, BEVERAGE & TOBACCO - 5.4%
96,201		British American Tobacco plc (ADR)	6,195,344
841,515		Bunge Ltd	57,879,402
905,057		ConAgra Foods, Inc	30,916,747
936,185		Cott Corp	14,042,775
329,296		Dean Foods Co	3,210,636
482,059		Lamb Weston Holdings, Inc	24,580,188
279,994		Molson Coors Brewing Co (Class B)	22,643,115
569,633		Pinnacle Foods, Inc	30,999,428
194,115	*	Post Holdings, Inc	16,097,957
475,116		Tyson Foods, Inc (Class A)	34,640,708
		TOTAL FOOD, BEVERAGE & TOBACCO	241,206,300

HEALTH CARE EQUIPMENT & SERVICES - 3.0%
1,097,093	*	Boston Scientific Corp	30,872,197
223,643		Cardinal Health, Inc	13,843,502
274,267	*	Centene Corp	25,690,590
108,262		Healthsouth Corp	4,995,208
126,602		Humana, Inc	32,327,821
112,698	*	WellCare Health Plans, Inc	22,284,902
57,395		Zimmer Holdings, Inc	6,980,380
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	136,994,600

INSURANCE - 7.3%
172,433		Aon plc	24,732,065
173,001	*	Arch Capital Group Ltd	17,237,820
256,119		Argo Group International Holdings Ltd	16,122,691
204,093		Chubb Ltd	30,781,306
75,428		Everest Re Group Ltd	17,910,379
819,172		Hartford Financial Services Group, Inc	45,095,419
136,634		Intact Financial Corp	11,168,169
425,566		Lincoln National Corp	32,249,391
366,990		Marsh & McLennan Cos, Inc	29,700,501
363,058		Principal Financial Group	23,907,369
286,442		ProAssurance Corp	16,055,074
95,843		RenaissanceRe Holdings Ltd	13,260,838
297,381		UnumProvident Corp	15,475,707
41

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

295,791		Validus Holdings Ltd	$15,404,795
460,000		XL Group Ltd	18,616,200
		TOTAL INSURANCE	327,717,724

MATERIALS - 7.4%
170,000		Albemarle Corp	23,951,300
166,714		Ashland Global Holdings, Inc	11,333,218
360,735	*	Berry Plastics Group, Inc	21,445,696
212,638	*	Clearwater Paper Corp	9,813,244
266,517	*	Crown Holdings, Inc	16,036,328
370,000	*	Ferro Corp	8,813,400
1,084,265		First Quantum Minerals Ltd	12,127,699
2,077,652	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	29,045,575
401,256	*	GCP Applied Technologies, Inc	11,736,738
802,959	*	Louisiana-Pacific Corp	21,824,426
311,091		Newmont Mining Corp	11,249,050
646,536		Olin Corp	23,617,960
93,569		Schweitzer-Mauduit International, Inc	3,951,419
620,062		Steel Dynamics, Inc	23,072,507
651,573		Tronox Ltd	17,247,137
403,964		Valvoline, Inc	9,703,215
243,477		Westlake Chemical Corp	20,673,632
84,609		WestRock Co	5,189,070
684,358		WR Grace & Co	52,346,543
		TOTAL MATERIALS	333,178,157

MEDIA - 1.8%
210,293		CBS Corp (Class B)	11,801,643
66,749	*	DISH Network Corp (Class A)	3,239,996
247,589	*	EW Scripps Co (Class A)	4,293,193
1,259,079		Interpublic Group of Cos, Inc	24,237,271
31,341	*	Madison Square Garden Co	6,979,327
1,727,655	*	MDC Partners, Inc	19,868,033
91,470	*	MSG Networks, Inc	1,587,005
375,072		Viacom, Inc (Class B)	9,012,980
		TOTAL MEDIA	81,019,448

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 3.2%
773,807		Agilent Technologies, Inc	52,642,090
91,272	*	Jazz Pharmaceuticals plc	12,917,726
95,570		Lonza Group AG.	25,389,235
1,217,839	*	Mylan NV	43,489,031
141,439		PerkinElmer, Inc	10,228,869
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	144,666,951

REAL ESTATE - 9.0%
315,406		American Assets Trust,Inc	12,234,599
334,982		American Campus Communities, Inc	13,928,552
154,984		AvalonBay Communities, Inc	28,103,249
151,430		Boston Properties, Inc	18,350,287
299,009		Camden Property Trust	27,281,581
1,901,717		Cousins Properties, Inc	17,153,487
535,945		DDR Corp	4,110,698
42

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

502,423	*	Equity Commonwealth	$15,097,811
265,410		Gaming and Leisure Properties, Inc	9,698,081
579,945		GGP, Inc	11,285,730
1,018,327		HCP, Inc	26,313,570
1,246,882		Host Marriott Corp	24,389,012
519,626		Kennedy-Wilson Holdings, Inc	10,106,726
424,158		Kimco Realty Corp	7,702,709
302,256		Mid-America Apartment Communities, Inc	30,935,902
709,492		Monmouth Real Estate Investment Corp (Class A)	12,089,744
493,566		Park Hotels & Resorts, Inc	14,209,765
486,582		Prologis, Inc	31,423,466
674,499		STORE Capital Corp	16,653,380
502,663		Ventas, Inc	31,542,103
613,205		Washington Prime Group, Inc	4,801,395
303,437		Weingarten Realty Investors	9,239,657
425,892		Welltower, Inc	28,517,728
		TOTAL REAL ESTATE	405,169,232

RETAILING - 1.0%
703,349	*	Liberty Interactive Corp	15,980,089
1,796,792		Office Depot, Inc	5,570,055
369,325		TJX Companies, Inc	25,778,885
		TOTAL RETAILING	47,329,029

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.6%
385,289		Cypress Semiconductor Corp	6,110,683
45,301		Lam Research Corp	9,448,430
341,684	*	Micron Technology, Inc	15,140,018
191,694	*	NXP Semiconductors NV	22,437,783
910,119	*	ON Semiconductor Corp	19,403,737
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	72,540,651

SOFTWARE & SERVICES - 2.3%
664,412		CA, Inc	21,513,661
104,511	*	Citrix Systems, Inc	8,633,654
266,778	*	Conduent, Inc	4,129,723
182,437		DXC Technology Co	16,696,634
196,905	*	IAC/InterActiveCorp	25,410,590
838,357		Symantec Corp	27,246,603
		TOTAL SOFTWARE & SERVICES	103,630,865

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
1,362,874	*	Ciena Corp	28,988,330
431,951	*	CommScope Holding Co, Inc	13,882,905
447,321		Juniper Networks, Inc	11,106,981
327,922	*	Lumentum Holdings, Inc	20,708,274
1,715,280		Nokia Corp	8,387,719
1,290,287		Nokia Oyj (Turquoise)	6,345,529
838,490	*,e	Oclaro, Inc	6,934,312
398,488		TE Connectivity Ltd	36,250,453
511,394		Western Digital Corp	45,652,142
397,364		Xerox Corp	12,044,103
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	190,300,748

43

TIAA-CREF FUNDS - Mid-Cap Value Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 1.0%
361,188	*	Level 3 Communications, Inc	$19,370,512
432,209		Telephone & Data Systems, Inc	12,598,892
218,415	*	T-Mobile US, Inc	13,054,665
		TOTAL TELECOMMUNICATION SERVICES	45,024,069

TRANSPORTATION - 3.8%
173,924		Alaska Air Group, Inc	11,484,202
922,036		American Airlines Group, Inc	43,169,725
168,291	*	Avis Budget Group, Inc	6,942,004
154,689		Costamare, Inc	960,619
520,000		CSX Corp	26,223,600
171,303		Delta Air Lines, Inc	8,570,289
110,418		Kansas City Southern Industries, Inc	11,507,764
170,537	*	Kirby Corp	12,082,546
170,000		Norfolk Southern Corp	22,341,400
472,620	*	United Continental Holdings, Inc	27,638,818
		TOTAL TRANSPORTATION	170,920,967

UTILITIES - 10.8%
134,236		Ameren Corp	8,321,290
320,119		American Electric Power Co, Inc	23,820,055
291,187		American Water Works Co, Inc	25,554,571
358,683	*	Calpine Corp	5,358,724
910,119		Centerpoint Energy, Inc	26,921,320
284,207		CMS Energy Corp	13,747,092
414,021		DTE Energy Co	45,732,759
477,142		Edison International	38,147,503
1,118,665		FirstEnergy Corp	36,860,012
99,485		National Fuel Gas Co	5,775,104
168,177		NextEra Energy, Inc	26,079,207
714,151		NiSource, Inc	18,832,162
209,989		NorthWestern Corp	12,448,148
404,001		OGE Energy Corp	14,883,397
347,657		PG&E Corp	20,084,145
278,142		Pinnacle West Capital Corp	24,395,835
631,557		PPL Corp	23,721,281
630,834		Public Service Enterprise Group, Inc	31,037,033
421,088		Sempra Energy	49,477,840
221,444		Southwest Gas Corp	18,244,771
358,683		Xcel Energy, Inc	17,761,982
		TOTAL UTILITIES	487,204,231

		TOTAL COMMON STOCKS	4,491,501,388
		(Cost $3,131,675,898)
44

TIAA-CREF FUNDS - Mid-Cap Value Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.9%

TREASURY DEBT - 1.1%
$9,320,000		United States Treasury Bill	0.965-0.982%	11/02/17	$9,319,750
37,600,000		United States Treasury Bill	0.961	11/09/17	37,591,968
		TOTAL TREASURY DEBT			46,911,718

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
37,054,238	c	State Street Navigator Securities Lending Government Money Market Portfolio			37,054,238
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			37,054,238

		TOTAL SHORT-TERM INVESTMENTS			83,965,956
		(Cost $83,965,960)
		TOTAL INVESTMENTS - 101.4%			4,575,467,344
		(Cost $3,215,641,858)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(63,705,616)
		NET ASSETS - 100.0%			$4,511,761,728

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $35,699,359.
45

TIAA-CREF FUNDS - Small-Cap Equity Fund

TIAA-CREF FUNDS

SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.5%

AUTOMOBILES & COMPONENTS - 0.7%
260,644		Tenneco, Inc	$15,146,023
105,000	*	Visteon Corp	13,234,200
		TOTAL AUTOMOBILES & COMPONENTS	28,380,223

BANKS - 12.2%
427,700		Bank of NT Butterfield & Son Ltd	15,974,594
98,060		Banner Corp	5,620,799
313,100		Berkshire Hills Bancorp, Inc	11,991,730
633,000	l	Cathay General Bancorp	26,459,400
414,800	*	Customers Bancorp, Inc	11,340,632
239,000	*	Eagle Bancorp, Inc	15,929,350
676,300	*	Essent Group Ltd	28,823,906
250,600	*	FCB Financial Holdings, Inc	11,703,020
117,500		Federal Agricultural Mortgage Corp (Class C)	8,723,200
1,692,500	*	First Bancorp (Puerto Rico)	8,716,375
689,400		First Commonwealth Financial Corp	10,037,664
417,300	*	Flagstar Bancorp, Inc	15,594,501
1,263,200		FNB Corp	17,040,568
534,200		Hancock Holding Co	26,042,250
281,200		IBERIABANK Corp	20,738,500
2,164,300	*	MGIC Investment Corp	30,949,490
609,791		Oritani Financial Corp	10,335,958
794,530		Provident Financial Services, Inc	21,611,216
1,536,680		Radian Group, Inc	32,208,813
667,068		Sterling Bancorp/DE	16,710,053
1,047,890		Umpqua Holdings Corp	21,439,829
684,612		United Community Banks, Inc	18,772,061
443,100	*	Walker & Dunlop, Inc	24,321,759
541,700		Washington Federal, Inc	18,851,160
265,200		WesBanco, Inc	10,714,080
293,800		Wintrust Financial Corp	23,883,002
		TOTAL BANKS	464,533,910

CAPITAL GOODS - 10.6%
383,354	*	Aerojet Rocketdyne Holdings, Inc	12,106,319
421,700		Allison Transmission Holdings, Inc	17,918,033
418,500	*	Atkore International Group, Inc	8,081,235
296,080	*	Beacon Roofing Supply, Inc	16,405,793
214,800		BWX Technologies, Inc	12,870,816
110,401	*	Colfax Corp	4,604,826
451,500		Comfort Systems USA, Inc	20,001,450
190,400		Cubic Corp	10,386,320
220,400		Curtiss-Wright Corp	26,062,300
419,666		EMCOR Group, Inc	33,787,310
46

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

76,415		Encore Wire Corp	$3,450,137
256,255		EnerSys	17,776,409
326,200	*	Generac Holdings, Inc	16,991,758
395,300	*	GMS, Inc	13,459,965
412,700		Hillenbrand, Inc	16,322,285
110,500		ITT, Inc	5,153,720
118,050		Kadant, Inc	13,410,480
397,600	*	Mastec, Inc	17,315,480
522,200	*	Meritor, Inc	13,582,422
166,890	*	Moog, Inc (Class A)	14,646,266
503,000	*	MRC Global, Inc	8,626,450
226,706		Mueller Industries, Inc	7,878,034
208,050	*	Patrick Industries, Inc	19,348,650
325,200	*	Rexnord Corp	8,299,104
77,900	*	Teledyne Technologies, Inc	13,239,884
200,546	*	Trex Co, Inc	21,949,760
468,900	*	Univar, Inc	13,949,775
196,900		Woodward Governor Co	15,226,277
		TOTAL CAPITAL GOODS	402,851,258

COMMERCIAL & PROFESSIONAL SERVICES - 3.0%
393,400		ABM Industries, Inc	16,510,998
885,600	*	ACCO Brands Corp	11,557,080
359,400	*	Advanced Disposal Services, Inc	8,956,248
172,867		Exponent, Inc	12,766,228
199,900		Healthcare Services Group	10,572,711
150,123		Insperity, Inc	14,246,673
281,400	*	TriNet Group, Inc	9,770,208
342,556		Viad Corp	19,885,376
165,975	*	WageWorks, Inc	10,580,906
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	114,846,428

CONSUMER DURABLES & APPAREL - 3.1%
861,200		Callaway Golf Co	12,427,116
183,340		Columbia Sportswear Co	11,436,749
122,500	*	Deckers Outdoor Corp	8,359,400
162,580	*	Helen of Troy Ltd	15,103,682
189,800	*	Installed Building Products Inc	13,229,060
267,300	*	M/I Homes, Inc	8,927,820
248,400	*	Malibu Boats Inc	7,750,080
333,600	*	Steven Madden Ltd	13,010,400
259,678	*	TopBuild Corp	17,136,151
147,300		Tupperware Corp	8,653,875
		TOTAL CONSUMER DURABLES & APPAREL	116,034,333

CONSUMER SERVICES - 3.5%
143,000	*	Bright Horizons Family Solutions	12,340,900
270,100		Choice Hotels International, Inc	18,839,475
85,070		Churchill Downs, Inc	17,741,348
303,990	*	Dave & Buster’s Entertainment, Inc	14,652,318
675,600	*	Denny’s Corp	8,830,092
314,701	*	Grand Canyon Education, Inc	28,168,887
453,000		ILG, Inc	13,440,510
47

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

361,400		Texas Roadhouse, Inc (Class A)	$18,073,615
		TOTAL CONSUMER SERVICES	132,087,145

DIVERSIFIED FINANCIALS - 3.5%
356,100		Artisan Partners Asset Management, Inc	12,249,840
854,100		BGC Partners, Inc (Class A)	12,956,697
302,838		Evercore Partners, Inc (Class A)	24,257,324
261,400		Houlihan Lokey, Inc	10,882,082
205,000	e	iShares Russell 2000 Index Fund	30,598,300
845,800		New Residential Investment Corp	14,911,454
1,194,660	*	SLM Corp	12,651,449
312,926		Stifel Financial Corp	16,594,466
		TOTAL DIVERSIFIED FINANCIALS	135,101,612

ENERGY - 4.3%
333,900	*	C&J Energy Services, Inc	9,512,811
524,012		Delek US Holdings, Inc	13,650,512
283,648	*	Exterran Corp	9,153,321
545,700		Green Plains Renewable Energy, Inc	10,040,880
363,400	*	Gulfport Energy Corp	4,978,580
1,074,700	*	Helix Energy Solutions Group, Inc	7,329,454
1,257,000	*	Newpark Resources, Inc	10,998,750
1,323,300	*	Oasis Petroleum, Inc	12,505,185
495,039	*	Par Pacific Holdings, Inc	10,390,869
397,900	*	PDC Energy, Inc	20,265,047
414,600	*	Peabody Energy Corp	12,806,994
815,600	*	Rowan Cos plc	11,687,548
444,000	*	RSP Permian, Inc	15,278,040
337,721	*	SandRidge Energy, Inc	6,339,023
962,300	*	Ultra Petroleum Corp	7,640,663
		TOTAL ENERGY	162,577,677

FOOD, BEVERAGE & TOBACCO - 2.4%
63,900	*,e	Boston Beer Co, Inc (Class A)	11,377,395
209,700	e	Calavo Growers, Inc	15,454,890
358,970	*	Darling International, Inc	6,551,202
162,600		Fresh Del Monte Produce, Inc	7,237,326
142,216		Lancaster Colony Corp	17,808,288
122,800		Sanderson Farms, Inc	18,367,196
678,079		Vector Group Ltd	14,090,483
		TOTAL FOOD, BEVERAGE & TOBACCO	90,886,780

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
977,100	*	Allscripts Healthcare Solutions, Inc	13,171,308
142,947	*	Anika Therapeutics, Inc	7,809,195
274,600	*	Halyard Health, Inc	11,574,390
252,220		Hill-Rom Holdings, Inc	20,356,676
685,900	*	HMS Holdings Corp	13,196,716
73,010	*	ICU Medical, Inc	13,952,211
503,700	*	Lantheus Holdings, Inc	10,023,630
221,800	*	Magellan Health Services, Inc	18,919,540
266,400	*	Masimo Corp	23,379,264
50,700	*	Medidata Solutions, Inc	3,814,161
48

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

510,563	*	Merit Medical Systems, Inc	$19,426,922
727,076	*	OraSure Technologies, Inc	14,359,751
250,600	*	Orthofix International NV	13,464,738
352,840	*	Premier, Inc	11,527,283
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	194,975,785

HOUSEHOLD & PERSONAL PRODUCTS - 0.5%
267,900	*	Central Garden and Pet Co (Class A)	9,888,189
164,860	*	USANA Health Sciences, Inc	10,831,302
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	20,719,491

INSURANCE - 1.7%
857,615		American Equity Investment Life Holding Co	25,308,219
796,500	e	Amtrust Financial Services, Inc	10,004,040
194,200		Employers Holdings, Inc	9,263,340
156,276	e	HCI Group, Inc	5,854,099
639,400	*	Third Point Reinsurance Ltd	10,677,980
250,076		Universal Insurance Holdings, Inc	5,964,312
		TOTAL INSURANCE	67,071,990

MATERIALS - 4.9%
263,600	*	AdvanSix, Inc	12,196,772
340,800	*	Alcoa Corp	16,283,424
179,200		Ashland Global Holdings, Inc	12,182,016
327,500		Carpenter Technology Corp	16,306,225
815,900	*	Coeur Mining, Inc	6,192,681
619,837	*	Ferro Corp	14,764,517
673,900	*,m	Ferroglobe plc	0
160,800		Innospec, Inc	9,945,480
114,500		Kaiser Aluminum Corp	11,356,110
292,207	*	Koppers Holdings, Inc	14,186,650
43,002	*	Kraton Polymers LLC	2,108,388
121,500	*	Louisiana-Pacific Corp	3,302,370
240,140		Minerals Technologies, Inc	17,266,066
36,361		Reliance Steel & Aluminum Co	2,793,979
557,315		Schnitzer Steel Industries, Inc (Class A)	16,412,927
103,700		Stepan Co	8,281,482
91,400	*	Summit Materials, Inc	2,869,960
518,000	*	TimkenSteel Corp	7,252,000
146,400	*,e	US Concrete, Inc	11,448,480
		TOTAL MATERIALS	185,149,527

MEDIA - 1.1%
298,090	*	Live Nation, Inc	13,050,380
58,000	*	Madison Square Garden Co	12,916,020
826,700		New York Times Co (Class A)	15,789,970
		TOTAL MEDIA	41,756,370

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.9%
1,270,000	*	Achillion Pharmaceuticals, Inc	5,105,400
117,000	*	Aerie Pharmaceuticals, Inc	7,224,750
331,800	*	Amicus Therapeutics, Inc	4,724,832
49

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

477,400	*	Amphastar Pharmaceuticals, Inc	$8,626,618
250,000	*	Ardelyx, Inc	1,337,500
266,912	*	Arena Pharmaceuticals, Inc	7,481,543
948,339	*	Array Biopharma, Inc	9,910,143
43,300	*	Avexis, Inc	4,525,283
51,600	*	Bluebird Bio, Inc	7,177,560
166,800	*	Blueprint Medicines Corp	11,078,856
227,000	*	Calithera Biosciences, Inc	3,654,700
295,526	*	Cambrex Corp	12,781,499
481,800	*	Catalent, Inc	20,519,862
160,800	*	Clovis Oncology, Inc	12,119,496
678,100	*	Corcept Therapeutics, Inc	13,351,789
113,000	*,e	Esperion Thereapeutics, Inc	5,168,620
345,926	*	FibroGen, Inc	19,319,967
206,760	*	Five Prime Therapeutics, Inc	9,275,254
208,500	*	Global Blood Therapeutics, Inc	8,298,300
833,800	*	Horizon Pharma plc	11,306,328
713,700	*	Immunogen, Inc	4,139,460
270,863	*	INC Research Holdings, Inc	15,479,820
116,700	*	Insmed, Inc	3,152,067
366,100	*	Karyopharm Therapeutics, Inc	3,737,881
331,000	*	Nektar Therapeutics	7,973,790
831,700	*	Pacific Biosciences of California, Inc	3,518,091
291,150		Phibro Animal Health Corp	10,961,798
172,900	*	Portola Pharmaceuticals, Inc	8,542,989
248,467	*	PRA Health Sciences, Inc	20,232,668
124,300	*	Puma Biotechnology, Inc	15,823,390
276,230	*	Retrophin, Inc	6,869,840
64,900	*	Sage Therapeutics, Inc	4,106,872
542,600	*	Sangamo Biosciences, Inc	6,728,240
150,200	*	Sarepta Therapeutics, Inc	7,406,362
1,059,930	*	Spectrum Pharmaceuticals, Inc	20,764,029
382,200	*,e	TherapeuticsMD, Inc	1,803,984
96,524	*	Ultragenyx Pharmaceutical, Inc	4,448,791
503,200	*	Vanda Pharmaceuticals, Inc	7,900,240
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	336,578,612

REAL ESTATE - 6.3%
301,870		American Assets Trust,Inc	11,709,537
624,700		CareTrust REIT, Inc	11,806,830
288,233		Chatham Lodging Trust	6,269,068
2,284,500		Cousins Properties, Inc	20,606,190
235,380		Entertainment Properties Trust	16,283,589
731,950		First Industrial Realty Trust, Inc	22,602,616
594,680		Hersha Hospitality Trust	10,519,889
286,100		HFF, Inc (Class A)	12,548,346
625,100		Medical Properties Trust, Inc	8,270,073
547,200		Preferred Apartment Communities, Inc	10,861,920
160,328		PS Business Parks, Inc	21,216,204
122,700		Re/Max Holdings, Inc	8,159,550
815,990		RLJ Lodging Trust	17,674,343
931,600		Sabra Healthcare REIT, Inc	18,557,472
137,499		Saul Centers, Inc	8,403,939
50

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

352,400		Tier REIT, Inc	$6,896,468
409,800		Urban Edge Properties	9,613,908
749,743		Xenia Hotels & Resorts, Inc	16,314,408
		TOTAL REAL ESTATE	238,314,350

RETAILING - 2.4%
257,700		Aaron’s, Inc	9,483,360
327,800		Caleres, Inc	8,958,774
103,940		Children’s Place Retail Stores, Inc	11,308,672
416,900		DSW, Inc (Class A)	7,983,635
366,300	*	Francesca’s Holdings Corp	2,369,961
361,400		Nutri/System, Inc	18,051,930
287,200	e	PetMed Express, Inc	10,155,392
628,400		Pier 1 Imports, Inc	2,614,144
111,300	*,e	RH	10,008,096
401,100	*	Sleep Number Corp	13,035,750
		TOTAL RETAILING	93,969,714

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.1%
27,941	*	Advanced Energy Industries, Inc	2,367,162
218,789		Cabot Microelectronics Corp	21,150,333
160,500	*	Cavium, Inc	11,072,895
338,068	*	Ceva, Inc	16,328,684
51,300	*	Cirrus Logic, Inc	2,872,800
271,500	*	Diodes, Inc	9,323,310
155,600	*	First Solar, Inc	8,529,992
658,000	*	Formfactor, Inc	11,975,600
107,100	*	Integrated Device Technology, Inc	3,327,597
267,468	*	MaxLinear, Inc	6,544,942
81,800		MKS Instruments, Inc	8,887,570
358,500	*	Nanometrics, Inc	10,134,795
797,400	*	Rambus, Inc	11,729,754
161,300	*	Semtech Corp	6,621,365
204,600	*	Silicon Laboratories, Inc	19,416,540
258,800		Xperi Corp	5,952,400
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	156,235,739

SOFTWARE & SERVICES - 8.5%
363,700	*	Acxiom Corp	9,150,692
495,100	*	Barracuda Networks, Inc	11,540,781
164,350	*	CACI International, Inc (Class A)	23,625,312
289,900	*	Commvault Systems, Inc	15,089,295
265,600		CSG Systems International, Inc	11,245,504
231,814	*	EPAM Systems, Inc	21,129,846
528,100	*	Etsy, Inc	8,819,270
110,000	*	Euronet Worldwide, Inc	10,630,400
703,678		EVERTEC, Inc	10,555,170
292,271	*	ExlService Holdings, Inc	18,243,556
150,400		Fair Isaac Corp	21,832,064
111,700	*	HubSpot, Inc	9,667,635
57,360	*	MicroStrategy, Inc (Class A)	7,586,434
855,550	*	Nuance Communications, Inc	12,610,807
488,379		Progress Software Corp	20,673,083
51

TIAA-CREF FUNDS - Small-Cap Equity Fund

SHARES		COMPANY	VALUE

154,300	*	Proofpoint, Inc	$14,258,863
492,100	*	Quotient Technology, Inc	7,701,365
220,086	*	RingCentral, Inc	9,276,625
934,200		TiVo Corp	16,955,730
146,900	*	Trade Desk, Inc	9,683,648
801,050		Travelport Worldwide Ltd	12,568,474
425,200	*	Verint Systems, Inc	17,943,440
412,679	*	Website Pros, Inc	9,945,564
268,600	*	Yelp, Inc	12,548,992
		TOTAL SOFTWARE & SERVICES	323,282,550

TECHNOLOGY HARDWARE & EQUIPMENT - 4.8%
182,900	*	Anixter International, Inc	12,565,230
561,010	*	ARRIS International plc	15,988,785
563,171	*	Ciena Corp	11,978,647
228,800	*	Fabrinet	8,506,784
256,780	*	Finisar Corp	6,044,601
226,949	*	II-VI, Inc	10,258,095
425,220	*	NCR Corp	13,645,310
629,500	*,e	Oclaro, Inc	5,205,965
121,500	*	Rogers Corp	18,477,720
361,844	*	Sanmina Corp	11,841,345
166,900		SYNNEX Corp	22,511,472
218,900	*	Tech Data Corp	20,307,353
815,084	*	TTM Technologies, Inc	12,862,025
1,106,500	*	Viavi Solutions, Inc	10,268,320
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	180,461,652

TELECOMMUNICATION SERVICES - 0.9%
394,790		Telephone & Data Systems, Inc	11,508,128
2,202,490	*	Vonage Holdings Corp	17,906,244
1,479,700	e	Windstream Holdings, Inc	2,781,836
		TOTAL TELECOMMUNICATION SERVICES	32,196,208

TRANSPORTATION - 1.4%
380,700	*	Hawaiian Holdings, Inc	12,753,450
438,500		Heartland Express, Inc	9,353,205
246,100	*	Hertz Global Holdings, Inc	6,120,507
573,200	*	Knight-Swift Transportation Holdings, Inc	23,759,140
		TOTAL TRANSPORTATION	51,986,302

UTILITIES - 3.6%
389,123		Avista Corp	20,327,786
577,600	*	Dynegy, Inc	7,191,120
30,000	e	iShares Micro-Cap ETF	2,824,200
297,678		NorthWestern Corp	17,646,352
566,291		NRG Yield, Inc (Class A)	10,391,440
223,200		ONE Gas, Inc	17,181,936
235,066		Ormat Technologies, Inc	15,262,835
252,000		Otter Tail Corp	11,579,400
538,200		Pattern Energy Group, Inc	12,416,274
257,790		Southwest Gas Corp	21,239,318
		TOTAL UTILITIES	136,060,661

		TOTAL COMMON STOCKS	3,706,058,317
		(Cost $3,029,561,947)
52

TIAA-CREF FUNDS - Small-Cap Equity Fund

PRINCIPAL	ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 3.6%

GOVERNMENT AGENCY DEBT - 1.0%
$36,250,000	Federal Home Loan Bank (FHLB)	0.700%	11/01/17	$36,250,000
	TOTAL GOVERNMENT AGENCY DEBT			36,250,000

TREASURY DEBT - 0.9%
35,455,000	United States Treasury Bill	0.951-0.971	11/02/17	35,454,047
	TOTAL TREASURY DEBT			35,454,047

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.7%
63,551,207	c	State Street Navigator Securities Lending Government Money Market Portfolio	63,551,207
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	63,551,207

		TOTAL SHORT-TERM INVESTMENTS	135,255,254
		(Cost $135,255,264)
		TOTAL INVESTMENTS - 101.1%	3,841,313,571
		(Cost $3,164,817,211)
		OTHER ASSETS & LIABILITIES, NET - (1.1)%	(42,033,954)
		NET ASSETS - 100.0%	$3,799,279,617

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $62,717,920.
l	All or a portion of these securities have been segregated by the custodian to cover collateral requirements on swap agreements.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	1,090	12/15/17	$79,449,418	$81,897,150	$2,447,732

Bilateral total return swap contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Reference entity	Terms of payments to be paid	Terms of payments to be received	Counterparty	Maturity date	Notional amount	Value	Unrealized appreciation (depreciation)
GSCBTINY Index	1M LIBOR + 0.150%	Total return of GSCBTINY as specified in contract	Goldman Sachs	12/4/17	$37,280,242	$37,280,242	$—
RU20INTR Index	Total return of RU20INTR as specified in contract	1M LIBOR - 0.070%	Goldman Sachs	12/4/17	18,674,069	18,674,069	—
RU25INTR Index	Total return of RU25INTR as specified in contract	1M LIBOR - 0.050%	Goldman Sachs	12/4/17	18,776,452	18,776,452	—
Total							$—

LIBOR	London Interbank Offered Rate
M	Month
53

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

TIAA-CREF FUNDS

SMALL/MID-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 2.2%
31,549		Lear Corp	$5,539,689
45,172		Thor Industries, Inc	6,153,330
27,066	*	Visteon Corp	3,411,398
		TOTAL AUTOMOBILES & COMPONENTS	15,104,417

BANKS - 7.8%
5,425	*	Atlantic Capital Bancshares, Inc	89,241
87,859		Bank of NT Butterfield & Son Ltd	3,281,534
73,280		BankUnited	2,553,808
76,282		Beneficial Bancorp, Inc	1,258,653
9,557		Cathay General Bancorp	399,483
69,631		Central Pacific Financial Corp	2,166,917
11,941		Charter Financial Corp	228,909
14,477		ConnectOne Bancorp, Inc	388,707
65,470	*	Essent Group Ltd	2,790,331
533,854	*	First Bancorp (Puerto Rico)	2,749,348
4,499		First Financial Corp	213,703
33,674		First Hawaiian, Inc	984,628
8,269		First Merchants Corp	355,567
2,824		First Republic Bank	275,058
8,167		Hanmi Financial Corp	251,135
46,146		Heritage Commerce Corp	709,726
16,853	*	HomeTrust Bancshares, Inc	442,391
64,800		LegacyTexas Financial Group, Inc	2,584,872
166,365	*	MGIC Investment Corp	2,379,020
85,791		National Bank Holdings Corp	2,815,661
7,710		NBT Bancorp, Inc	294,059
32,226		PacWest Bancorp	1,557,160
19,760		Park Sterling Bank	248,383
16,854		Peoples Bancorp, Inc	558,204
80,772		Popular, Inc	2,962,717
11,970		Preferred Bank	738,908
8,944		Simmons First National Corp (Class A)	516,075
19,996	*	SVB Financial Group	4,384,723
76,400		Synovus Financial Corp	3,579,340
100,186		TFS Financial Corp	1,544,868
30,275		Trico Bancshares	1,253,991
31,035	*	Triumph Bancorp, Inc	962,085
123,424		Trustco Bank Corp NY	1,132,415
15,092	*	Walker & Dunlop, Inc	828,400
54,259	*	Western Alliance Bancorp	3,027,652
45,020		Zions Bancorporation	2,091,629
		TOTAL BANKS	52,599,301
54

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 13.1%
11,347		AGCO Corp	$778,064
12,882	*	American Woodmark Corp	1,244,401
38,063		Applied Industrial Technologies, Inc	2,422,710
62,565	*	Atkore International Group, Inc	1,208,130
78,968	*	Builders FirstSource, Inc	1,423,003
89,403		BWX Technologies, Inc	5,357,028
63,000	*	Colfax Corp	2,627,730
54,101		Comfort Systems USA, Inc	2,396,674
57,082		EMCOR Group, Inc	4,595,672
6,637	*	Engility Holdings, Inc	223,468
7,471		EnPro Industries, Inc	625,622
15,523	*	Foundation Building Materials, Inc	208,784
75,107		Global Brass & Copper Holdings, Inc	2,628,745
66,208	*	GMS, Inc	2,254,383
33,552		Graco, Inc	4,421,818
140,735	*	Harsco Corp	2,990,619
60,002		HEICO Corp (Class A)	4,566,152
34,482		Hubbell, Inc	4,338,525
8,800		Hyster-Yale Materials Handling, Inc	690,712
76,413		ITT, Inc	3,563,902
46,300	*	JELD-WEN Holding, Inc	1,707,544
9,205		Kadant, Inc	1,045,688
9,775	*	Lydall, Inc	564,995
63,352	*	Milacron Holdings Corp	1,137,169
184,713	*	MRC Global, Inc	3,167,828
17,719		MSC Industrial Direct Co (Class A)	1,468,905
24,770		Mueller Industries, Inc	860,758
60,570	*	MYR Group, Inc	1,931,577
39,747		Oshkosh Truck Corp	3,639,235
33,900		Owens Corning, Inc	2,803,191
32,796	*	Ply Gem Holdings, Inc	554,252
87,210	*	Quanta Services, Inc	3,290,433
47,730		Spirit Aerosystems Holdings, Inc (Class A)	3,823,173
38,067	*	SPX Corp	1,114,983
43,735	*	SPX FLOW, Inc	1,803,194
107,103	*	Univar, Inc	3,186,314
34,046		Universal Forest Products, Inc	3,843,794
2,000		Valmont Industries, Inc	317,800
33,584	*	Vectrus, Inc	1,024,648
7,655	*	Veritiv Corp	246,108
11,790	*	WABCO Holdings, Inc	1,739,850
15,102		Watts Water Technologies, Inc (Class A)	1,017,875
		TOTAL CAPITAL GOODS	88,855,456

COMMERCIAL & PROFESSIONAL SERVICES - 3.2%
16,583		Brady Corp (Class A)	630,983
47,561		Brink’s Co	3,619,392
19,388	*	CBIZ, Inc	328,627
37,085		Ceco Environmental Corp	325,235
55,908		Insperity, Inc	5,305,669
20,265		KAR Auction Services, Inc	959,142
87,522		Kforce, Inc	1,833,586
55

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

56,629		Kimball International, Inc (Class B)	$1,085,578
48,583		Korn/Ferry International	2,032,227
19,506		Manpower, Inc	2,404,700
22,978		Quad Graphics, Inc	523,669
20,500		Robert Half International, Inc	1,061,285
20,200	*	SP Plus Corp	782,750
25,967	*	TriNet Group, Inc	901,574
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	21,794,417

CONSUMER DURABLES & APPAREL - 3.1%
8,100	*	Cavco Industries, Inc	1,270,890
178,400	*,e	GoPro, Inc (Class A)	1,860,712
23,640		Hooker Furniture Corp	1,120,536
48,737	*	Lululemon Athletica, Inc	2,997,813
15,903	*	M/I Homes, Inc	531,160
71,129	*	MCBC Holdings, Inc	1,626,720
67,200	*	Michael Kors Holdings Ltd	3,280,032
996	*	NVR, Inc	3,268,245
81,932	*	Skechers U.S.A., Inc (Class A)	2,615,269
91,490	*	Taylor Morrison Home Corp	2,209,484
		TOTAL CONSUMER DURABLES & APPAREL	20,780,861

CONSUMER SERVICES - 3.2%
60,704		ARAMARK Holdings Corp	2,652,158
33,730		Bloomin’ Brands, Inc	599,719
98,279	*	Bridgepoint Education, Inc	951,341
18,047	*	Buffalo Wild Wings, Inc	2,133,155
55,208	*	Career Education Corp	589,622
198,329		Extended Stay America, Inc	3,930,881
34,923	*	Hilton Grand Vacations, Inc	1,430,446
40,473	*	Hyatt Hotels Corp	2,536,038
53,881		ILG, Inc	1,598,649
20,572	*	K12, Inc	333,678
40,594	*	Regis Corp	606,068
81,500	*	ServiceMaster Global Holdings, Inc	3,839,465
9,841		Speedway Motorsports, Inc	196,328
		TOTAL CONSUMER SERVICES	21,397,548

DIVERSIFIED FINANCIALS - 3.7%
70,363	*	E*TRADE Financial Corp	3,067,123
31,549		Evercore Partners, Inc (Class A)	2,527,075
66,959	*	FNFV Group	1,155,043
112,489	*	Green Dot Corp	6,369,127
20,226		Houlihan Lokey, Inc	842,008
3,960	*	INTL FCStone, Inc	164,380
154,895		Ladenburg Thalmann Financial Services, Inc	473,979
71,003		LPL Financial Holdings, Inc	3,522,459
50,673		Moelis & Co	2,166,271
14,533		Morningstar, Inc	1,238,357
50,635		MTGE Investment Corp	916,493
14,703		NewStar Financial, Inc	180,553
162,164		OM Asset Management plc	2,477,866
4,755		Piper Jaffray Cos	347,590
		TOTAL DIVERSIFIED FINANCIALS	25,448,324
56

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

ENERGY - 4.4%
126,625	*,e	Approach Resources, Inc	$295,036
17,700	*	Basic Energy Services, Inc	333,822
309,596	*	Bill Barrett Corp	1,526,308
55,584	*	Bonanza Creek Energy, Inc	1,880,407
33,970	*	C&J Energy Services, Inc	967,805
491,478	*	Clean Energy Fuels Corp	1,154,973
6,520	*	Diamondback Energy, Inc	698,683
112,000	*	Eclipse Resources Corp	248,640
54,435	*	Energen Corp	2,814,290
25,318	*	Exterran Corp	817,012
83,737		Frank’s International NV	553,502
132,230	*,e	Keane Group, Inc	2,041,631
40,809	*	Newfield Exploration Co	1,256,509
45,570	*	Parsley Energy, Inc	1,212,162
77,814	*	Peabody Energy Corp	2,403,674
149,443	*	Questar Market Resources, Inc	1,337,515
142,333	*,e	Renewable Energy Group, Inc	1,722,229
81,442	*	Rowan Cos plc	1,167,064
45,904	*	Transocean Ltd (NYSE)	481,992
380,981	*	W&T Offshore, Inc	1,192,471
406,466	*	Whiting Petroleum Corp	2,442,861
68,619		World Fuel Services Corp	1,907,608
95,297	*	WPX Energy, Inc	1,074,950
		TOTAL ENERGY	29,531,144

FOOD & STAPLES RETAILING - 1.1%
37,720	*	Performance Food Group Co	1,067,476
136,064	*,e	Rite Aid Corp	224,506
92,921		Spartan Stores, Inc	2,281,210
135,068	*	US Foods Holding Corp	3,684,655
		TOTAL FOOD & STAPLES RETAILING	7,257,847

FOOD, BEVERAGE & TOBACCO - 2.0%
16,367		Ingredion, Inc	2,051,603
93,570		Lamb Weston Holdings, Inc	4,771,134
71,198		Pinnacle Foods, Inc	3,874,595
30,819	*	Post Holdings, Inc	2,555,820
40		Seaboard Corp	176,005
		TOTAL FOOD, BEVERAGE & TOBACCO	13,429,157

HEALTH CARE EQUIPMENT & SERVICES - 4.9%
7,382		Cooper Cos, Inc	1,773,599
94,891	*	Cross Country Healthcare, Inc	1,295,262
39,970	*	Cutera, Inc	1,570,821
207,728	*	Diplomat Pharmacy, Inc	4,372,674
64,200		Healthsouth Corp	2,962,188
58,531		Hill-Rom Holdings, Inc	4,724,037
25,050	*	Integer Holding Corp	1,217,430
31,857	*	iRhythm Technologies, Inc	1,623,114
5,315	*	Magellan Health Services, Inc	453,370
57

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

11,269	*	Merit Medical Systems, Inc	$428,785
34,070	*	Orthofix International NV	1,830,581
30,003	*	Oxford Immunotec Global plc	396,640
22,961	*	PharMerica Corp	672,757
44,341	*	Providence Service Corp	2,465,360
8,105	*	Sientra, Inc	118,819
32,230		STERIS plc	3,008,026
17,787	*	Triple-S Management Corp (Class B)	427,066
64,340	*	Veeva Systems, Inc	3,920,880
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	33,261,409

HOUSEHOLD & PERSONAL PRODUCTS - 0.7%
51,680		Energizer Holdings, Inc	2,221,723
14,936		Medifast, Inc	932,007
5,412		Spectrum Brands, Inc	594,887
20,259	*	USANA Health Sciences, Inc	1,331,016
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	5,079,633

INSURANCE - 3.2%
9,280		Argo Group International Holdings Ltd	584,176
58,587		Aspen Insurance Holdings Ltd	2,513,382
22,337		Assurant, Inc	2,248,219
25,343		Axis Capital Holdings Ltd	1,378,406
33,871		Brown & Brown, Inc	1,688,131
43,915		Conseco, Inc	1,052,642
21,817		Crawford & Co (Class B)	257,004
8,352		Erie Indemnity Co (Class A)	1,008,922
59,712		ProAssurance Corp	3,346,858
35,839		Reinsurance Group of America, Inc (Class A)	5,353,630
40,710		Validus Holdings Ltd	2,120,177
		TOTAL INSURANCE	21,551,547

MATERIALS - 5.6%
19,600	*	AgroFresh Solutions, Inc	115,640
13,887		American Vanguard Corp	312,457
40,593		Avery Dennison Corp	4,309,759
73,910	*	Berry Plastics Group, Inc	4,393,949
37,253	*	Boise Cascade Co	1,320,619
44,800		Carpenter Technology Corp	2,230,592
118,765	*	Ferro Corp	2,828,982
43,700	*	Ingevity Corp	3,112,751
20,884		Kronos Worldwide, Inc	549,458
85,529	*	Louisiana-Pacific Corp	2,324,678
17,854	*	Omnova Solutions, Inc	197,287
26,078		Reliance Steel & Aluminum Co	2,003,834
27,719		Schweitzer-Mauduit International, Inc	1,170,573
22,840		Sensient Technologies Corp	1,736,982
23,960		Stepan Co	1,913,446
164,682		Tronox Ltd	4,359,133
61,800	e	Warrior Met Coal, Inc	1,608,036
41,990		WR Grace & Co	3,211,815
		TOTAL MATERIALS	37,699,991
58

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

MEDIA - 1.7%
59,350	*	AMC Networks, Inc	$3,019,728
55,122	*	Live Nation, Inc	2,413,241
9,140	*	Madison Square Garden Co	2,035,387
92,448		Tribune Co	3,783,897
		TOTAL MEDIA	11,252,253

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 6.0%
8,816	*	Alnylam Pharmaceuticals, Inc	1,074,142
24,490	*	Amicus Therapeutics, Inc	348,738
25,124	*	ANI Pharmaceuticals, Inc	1,459,202
44,444	*	Arena Pharmaceuticals, Inc	1,245,765
14,308	*	Biohaven Pharmaceutical Holding Co Ltd	430,099
24,914	*	Bio-Rad Laboratories, Inc (Class A)	5,475,848
2,749		Bio-Techne Corp	360,174
128,690		Bruker BioSciences Corp	4,040,866
88,410	*	Catalent, Inc	3,765,382
41,691	*	Charles River Laboratories International, Inc	4,848,246
4,200	*	Clovis Oncology, Inc	316,554
74,869	*	Corcept Therapeutics, Inc	1,474,171
87,815	*	Enzo Biochem, Inc	864,978
24,218	*	FibroGen, Inc	1,352,575
10,780	*	Halozyme Therapeutics, Inc	191,129
175,100	*	Immunogen, Inc	1,015,580
32,876	*	INC Research Holdings, Inc	1,878,863
11,614	*	Natera, Inc	127,638
6,500	*	Neurocrine Biosciences, Inc	403,715
34,600	*,e	NewLink Genetics Corp	323,856
49,970		PerkinElmer, Inc	3,613,830
17,482		Phibro Animal Health Corp	658,197
50,100	*	QIAGEN NV	1,696,386
24,121	*	Retrophin, Inc	599,889
85,000	*	Sangamo Biosciences, Inc	1,054,000
9,000	*	Seattle Genetics, Inc	551,790
110,295	*	Vanda Pharmaceuticals, Inc	1,731,632
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	40,903,245

REAL ESTATE - 8.5%
63,670		Apartment Investment & Management Co (Class A)	2,800,207
49,530		Apple Hospitality REIT, Inc	938,098
57,179		Ashford Hospitality Prime, Inc	555,780
170,870		Brixmor Property Group, Inc	2,985,099
49,828		Camden Property Trust	4,546,307
157,975		Columbia Property Trust, Inc	3,488,088
25,059		CoreCivic, Inc	617,955
57,400		Douglas Emmett, Inc	2,283,946
77,200	*	Equity Commonwealth	2,319,860
32,482		First Industrial Realty Trust, Inc	1,003,044
77,600		Forest City Realty Trust, Inc	1,911,288
37,785		Gaming and Leisure Properties, Inc	1,380,664
63,500		Getty Realty Corp	1,804,035
102,517		Liberty Property Trust	4,395,929
81,883		Mack-Cali Realty Corp	1,864,476
59

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

30,431		MedEquities Realty Trust, Inc	$353,608
8,506		Mid-America Apartment Communities, Inc	870,589
81,282		Monmouth Real Estate Investment Corp (Class A)	1,385,045
34,268		NexPoint Residential Trust, Inc	813,865
14,367		One Liberty Properties, Inc	348,112
55,795		Outfront Media, Inc	1,308,393
104,647		Piedmont Office Realty Trust, Inc	2,023,873
8,328		PS Business Parks, Inc	1,102,044
230,516		Retail Properties of America, Inc	2,816,906
39,000		Rexford Industrial Realty, Inc	1,157,910
159,200		RLJ Lodging Trust	3,448,272
17,432		RMR Group, Inc	914,308
87,944		Sabra Healthcare REIT, Inc	1,751,845
21,843		STAG Industrial, Inc	596,314
46,863		Sun Communities, Inc	4,229,854
39,331		Taubman Centers, Inc	1,857,210
		TOTAL REAL ESTATE	57,872,924

RETAILING - 4.3%
15,220		Aaron’s, Inc	560,096
72,513		American Eagle Outfitters, Inc	944,119
70,597		Barnes & Noble, Inc	494,179
72,540		Big Lots, Inc	3,722,027
39,466	*	Burlington Stores, Inc	3,705,463
54,473	*,e	Carvana Co	772,427
53,554		Citi Trends, Inc	1,165,335
64,932		Core-Mark Holding Co, Inc	2,211,584
39,600		DSW, Inc (Class A)	758,340
112,273	*	Francesca’s Holdings Corp	726,406
11,837		HSN, Inc	446,255
39,090	*,e	Overstock.com, Inc	1,794,231
32,702	*	RH	2,940,564
110,074	*	Sleep Number Corp	3,577,405
85,363		Tilly’s, Inc	1,016,674
52,226	*	Wayfair, Inc	3,650,597
59,472	*	Zumiez, Inc	1,049,681
		TOTAL RETAILING	29,535,383

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.7%
67,241	*	Alpha & Omega Semiconductor Ltd	1,239,252
138,680		Brooks Automation, Inc	4,769,205
74,200	*	First Solar, Inc	4,067,644
116,192		Marvell Technology Group Ltd	2,146,066
83,000	*	Microsemi Corp	4,429,710
25,701	*	ON Semiconductor Corp	547,946
25,905	*	Semtech Corp	1,063,400
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	18,263,223

SOFTWARE & SERVICES - 8.1%
212,519	*	A10 Networks, Inc	1,553,514
65,390	*	Aspen Technology, Inc	4,218,963
181,782	*	Box, Inc	3,990,115
8,524	*	CACI International, Inc (Class A)	1,225,325
60

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

93,963	*	Cadence Design Systems, Inc	$4,055,443
60,541	*	Care.com, Inc	930,515
44,617	*	CommerceHub, Inc	951,681
6,410	*	CommerceHub, Inc (Series A)	143,135
32,620		CSG Systems International, Inc	1,381,131
37,158		DST Systems, Inc	2,178,202
36,937	*	Envestnet, Inc	1,972,436
13,701	*	EPAM Systems, Inc	1,248,846
92,189		EVERTEC, Inc	1,382,835
145,805	*	Five9, Inc	3,678,660
44,031		Hackett Group, Inc	679,839
96,800	*	Hortonworks, Inc	1,598,168
22,321	*	IAC/InterActiveCorp	2,880,525
53,188		Leidos Holdings, Inc	3,325,314
120,115	*	Limelight Networks, Inc	594,569
13,463		LogMeIn, Inc	1,629,696
10,000		Mantech International Corp (Class A)	464,100
9,390		MAXIMUS, Inc	623,778
31,000	*	Model N, Inc	451,050
73,187	*,e	Nutanix, Inc	2,085,829
42,280		Pegasystems, Inc	2,464,924
49,335	*	Quotient Technology, Inc	772,093
10,847	*	Rapid7, Inc	196,114
35,301	*	RingCentral, Inc	1,487,937
31,000	*	Silver Spring Networks, Inc	499,720
29,062	*	Square, Inc	1,080,816
98,160	*	Syntel, Inc	2,293,017
16,815	*	Take-Two Interactive Software, Inc	1,860,580
23,959	*	TeleNav, Inc	154,535
27,741	*	Workiva, Inc	620,011
10,150	*	XO Group, Inc	202,594
		TOTAL SOFTWARE & SERVICES	54,876,010

TECHNOLOGY HARDWARE & EQUIPMENT - 5.6%
98,100	*	Aerohive Networks, Inc	388,476
14,054	*	Anixter International, Inc	965,510
44,948	*	Arrow Electronics, Inc	3,757,204
80,323		Avnet, Inc	3,196,855
69,900		CDW Corp	4,893,000
55,636		Dolby Laboratories, Inc (Class A)	3,223,550
15,292	*	Electro Scientific Industries, Inc	273,574
101,190	*	Extreme Networks, Inc	1,214,280
36,269		Flir Systems, Inc	1,698,114
54,904	*	Insight Enterprises, Inc	2,473,425
35,896		InterDigital, Inc	2,632,972
116,495		Jabil Circuit, Inc	3,294,479
85,213	*	Kemet Corp	2,189,122
150,800	*	Pure Storage, Inc	2,477,644
33,523		SYNNEX Corp	4,521,582
32,524		Systemax, Inc	928,560
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	38,128,347
61

TIAA-CREF FUNDS - Small/Mid-Cap Equity Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 0.1%
386,736	*,e	Globalstar, Inc	$622,645
		TOTAL TELECOMMUNICATION SERVICES	622,645

TRANSPORTATION - 1.7%
5,992		Copa Holdings S.A. (Class A)	738,154
86,570	*	Hub Group, Inc (Class A)	3,748,481
162,827	*	Radiant Logistics, Inc	794,596
15,300		Ryder System, Inc	1,240,524
25,221		Skywest, Inc	1,187,909
52,848	*	XPO Logistics, Inc	3,665,009
		TOTAL TRANSPORTATION	11,374,673

UTILITIES - 2.8%
24,477		Atmos Energy Corp	2,135,373
104,117		NRG Energy, Inc	2,602,925
50,690		NRG Yield, Inc (Class A)	930,162
9,746		OGE Energy Corp	359,043
14,583		Pinnacle West Capital Corp	1,279,075
11,200	e	Vanguard Small-Cap ETF	1,607,536
51,559		Vectren Corp	3,513,230
211,230		Vistra Energy Corp	4,106,311
43,663		Westar Energy, Inc	2,335,097
		TOTAL UTILITIES	18,868,752

		TOTAL COMMON STOCKS	675,488,507
		(Cost $583,577,598)

SHORT-TERM INVESTMENTS - 1.6%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.6%
10,842,532	c	State Street Navigator Securities Lending Government Money Market Portfolio	10,842,532
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	10,842,532

		TOTAL SHORT-TERM INVESTMENTS	10,842,532
		(Cost $10,842,532)
		TOTAL INVESTMENTS - 101.3%	686,331,039
		(Cost $594,420,130)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%	(8,693,334)
		NET ASSETS - 100.0%	$677,637,705

Abbreviation(s):
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,702,680.
62

TIAA-CREF FUNDS - Social Choice Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.1%
10,131		BorgWarner, Inc	$534,106
16,566		Delphi Automotive plc	1,646,329
1,156,967		Ford Motor Co	14,195,985
66,583		Harley-Davidson, Inc	3,152,039
22,556	*	Modine Manufacturing Co	474,804
36,703	*	Tesla, Inc	12,168,146
		TOTAL AUTOMOBILES & COMPONENTS	32,171,409

BANKS - 5.8%
22,700		Ameris Bancorp	1,087,330
20,257		Associated Banc-Corp	512,502
15,244		Bank Mutual Corp	161,205
6,214		Bank of Hawaii Corp	507,125
15,284		Bank of the Ozarks, Inc	712,540
3,518		Banner Corp	201,652
339,486		BB&T Corp	16,716,291
12,593		Berkshire Hills Bancorp, Inc	482,312
20,496		Brookline Bancorp, Inc	315,638
8,111		Bryn Mawr Bank Corp	355,667
3,985		Camden National Corp	172,032
16,555		Capital Bank Financial Corp	672,133
690		Cathay General Bancorp	28,842
123,551		CIT Group, Inc	5,759,948
417,287		Citizens Financial Group, Inc	15,861,079
3,672		City Holding Co	258,839
440		Columbia Banking System, Inc	19,144
108,335		Comerica, Inc	8,511,881
292		Commerce Bancshares, Inc	16,983
797		Community Bank System, Inc	44,066
1,572		Community Trust Bancorp, Inc	75,928
3,270		Cullen/Frost Bankers, Inc	322,095
24,167	*	Customers Bancorp, Inc	660,726
3,717		East West Bancorp, Inc	222,425
20,125	*	FCB Financial Holdings, Inc	939,837
10,422		Federal Agricultural Mortgage Corp (Class C)	773,729
165,856		Fifth Third Bancorp	4,793,238
16,895		First Commonwealth Financial Corp	245,991
2,352		First Financial Corp	111,720
11,312		First Interstate Bancsystem, Inc	444,562
16,967		First Merchants Corp	729,581
19,937		First Republic Bank	1,941,864
6,216		Flushing Financial Corp	186,356
1,130		FNB Corp	15,244
540		Glacier Bancorp, Inc	20,498
63

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

1,279		Hancock Holding Co	$62,351
7,158		Hanmi Financial Corp	220,108
13,498		Heartland Financial USA, Inc	664,776
21,749		Heritage Financial Corp	663,344
14,400	*	HomeStreet, Inc	418,320
13,122	*	HomeTrust Bancshares, Inc	344,452
11,260		Hope Bancorp, Inc	207,747
5,708		Investors Bancorp, Inc	78,485
654,066		Keycorp	11,936,704
13,531		Lakeland Financial Corp	653,277
3,075		Live Oak Bancshares, Inc	72,878
90,129		M&T Bank Corp	15,030,813
17,553	*	MGIC Investment Corp	251,008
6,254		National Bank Holdings Corp	205,256
310		NBT Bancorp, Inc	11,823
69,768		New York Community Bancorp, Inc	876,286
22,664		Northfield Bancorp, Inc	386,648
45,811		OFG Bancorp	407,718
7,838		Old National Bancorp	142,652
13,091	*	Opus Bank	339,057
8,836		PacWest Bancorp	426,956
982		People’s United Financial, Inc	18,324
33,865		Pinnacle Financial Partners, Inc	2,241,863
152,339		PNC Financial Services Group, Inc	20,838,452
551,750		Regions Financial Corp	8,541,090
3,278		S&T Bancorp, Inc	134,037
3,755	*	Signature Bank	488,188
4,340		Southside Bancshares, Inc	153,679
6,312		State Bank & Trust Co	182,480
12,826		Stock Yards Bancorp, Inc	484,182
6,265		Sun Bancorp, Inc	158,818
16,030	*	SVB Financial Group	3,515,058
1,879	*	Texas Capital Bancshares, Inc	161,688
17,614	*	The Bancorp, Inc	148,134
8,474		TowneBank	283,879
4,025		Trico Bancshares	166,716
13,511	*	Tristate Capital Holdings, Inc	306,024
350		Trustmark Corp	11,529
2,167		UMB Financial Corp	159,340
650		Umpqua Holdings Corp	13,299
6,031		Union Bankshares Corp	208,130
14,096		United Bankshares, Inc	506,751
11,606		United Financial Bancorp, Inc (New)	212,506
6,092		Univest Corp of Pennsylvania	178,496
424,998		US Bancorp	23,111,391
27,261	*	Walker & Dunlop, Inc	1,496,356
3,230		Webster Financial Corp	177,618
1,553	e	Westamerica Bancorporation	90,431
13,557	*	Western Alliance Bancorp	756,481
230		Wintrust Financial Corp	18,697
3,911		WSFS Financial Corp	194,377
55,123		Zions Bancorporation	2,561,015
		TOTAL BANKS	164,800,691
64

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

CAPITAL GOODS - 7.9%
120,729		3M Co	$27,790,609
11,556		A.O. Smith Corp	684,115
954		Acuity Brands, Inc	159,509
3,315		Air Lease Corp	144,037
180,779		Ametek, Inc	12,200,775
286		Applied Industrial Technologies, Inc	18,204
103,695		Arconic, Inc	2,604,818
11,569		Argan, Inc	795,369
46,198		Barnes Group, Inc	3,007,028
419	*	Beacon Roofing Supply, Inc	23,217
9,760		Briggs & Stratton Corp	245,952
46,759	*	Builders FirstSource, Inc	842,597
121,895		Caterpillar, Inc	16,553,341
27,763	e	Chicago Bridge & Iron Co NV	387,016
1,817		Cubic Corp	99,117
35,835		Cummins, Inc	6,338,495
99,550		Deere & Co	13,228,204
27,134		Dover Corp	2,591,026
8,974	*	DXP Enterprises, Inc	287,796
137,592		Eaton Corp	11,010,112
1,365		EMCOR Group, Inc	109,896
30,135	*	Esterline Technologies Corp	2,858,305
59,517		Fastenal Co	2,795,513
300	e	GATX Corp	17,823
7,479		Graco, Inc	985,657
245		Granite Construction, Inc	15,604
1,410		H&E Equipment Services, Inc	46,445
17,572		Hexcel Corp	1,066,445
103,060		Illinois Tool Works, Inc	16,130,951
53,624		Ingersoll-Rand plc	4,751,086
249,032		Johnson Controls International plc	10,307,434
7,798		Kaman Corp	436,220
54,494	*,e	KEYW Holding Corp, The	411,430
38,241		L3 Technologies, Inc	7,157,950
7,720		Lincoln Electric Holdings, Inc	707,692
171,085		Masco Corp	6,812,605
2,279		MSC Industrial Direct Co (Class A)	188,929
3,829	*	MYR Group, Inc	122,107
66,007		Owens Corning, Inc	5,458,119
84,023		PACCAR, Inc	6,026,970
13,733		Parker-Hannifin Corp	2,507,783
41,937		Pentair plc	2,954,881
252,876	*,e	Plug Power, Inc	720,697
46,206	*	Quanta Services, Inc	1,743,352
37,955		Rockwell Automation, Inc	7,622,123
118,795		Rockwell Collins, Inc	16,108,602
21,428		Roper Industries, Inc	5,532,067
2,611	*	Rush Enterprises, Inc (Class A)	132,587
3,149		Snap-On, Inc	496,849
25,546	*	Teledyne Technologies, Inc	4,341,798
1,401		Timken Co	66,057
65

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,913	*	Titan Machinery, Inc	$162,495
40,384		TransDigm Group, Inc	11,206,560
26,801		Triton International Ltd	1,069,360
16,143	*	United Rentals, Inc	2,283,912
13,198	*	Veritiv Corp	424,316
1,480		W.W. Grainger, Inc	292,596
10,000		Wabash National Corp	225,000
63,090	*	Wesco Aircraft Holdings, Inc	570,965
1,355	*	WESCO International, Inc	85,568
6,028		Woodward Governor Co	466,145
		TOTAL CAPITAL GOODS	224,432,231

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
540		ABM Industries, Inc	22,664
127,077	*	ACCO Brands Corp	1,658,355
155,560	*	Copart, Inc	5,645,272
650	e	Covanta Holding Corp	10,465
290		Essendant, Inc	2,807
12,240		Exponent, Inc	903,924
4,282		Heidrick & Struggles International, Inc	106,408
6,346		Insperity, Inc	602,235
5,010		Interface, Inc	114,228
1,760		Kelly Services, Inc (Class A)	46,306
5,758		Kimball International, Inc (Class B)	110,381
590		Knoll, Inc	12,520
10,228		Manpower, Inc	1,260,908
21,053	*,m	Media General, Inc	0
3,562	*	Mistras Group, Inc	74,838
430		Mobile Mini, Inc	14,233
8,831	*	Navigant Consulting, Inc	152,865
970	*	On Assignment, Inc	59,383
6,963		Resources Connection, Inc	109,667
52,605		Robert Half International, Inc	2,723,361
4,160	*	RPX Corp	54,163
1,210		Steelcase, Inc (Class A)	17,605
33,675	*,e	Team, Inc	414,202
10,180		Tetra Tech, Inc	501,365
2,825	*	TriNet Group, Inc	98,084
11,278		Viad Corp	654,688
87,678		Waste Management, Inc	7,204,501
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	22,575,428

CONSUMER DURABLES & APPAREL - 1.1%
10,992		CalAtlantic Group, Inc	542,345
13,930		Callaway Golf Co	201,010
22,010	*	Century Communities, Inc	628,385
396		Columbia Sportswear Co	24,702
5,269		CSS Industries, Inc	157,965
490		Ethan Allen Interiors, Inc	14,578
48,285	*,e	Fossil Group, Inc	380,486
9,306	*	Green Brick Partners, Inc	100,970
53,158	e	Hanesbrands, Inc	1,196,055
258		Hasbro, Inc	23,888
66

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

2,202	*	Helen of Troy Ltd	$204,566
2,799	*,e	iRobot Corp	188,065
13,517		Libbey, Inc	92,456
7,028	*	Meritage Homes Corp	342,264
595	*	Michael Kors Holdings Ltd	29,042
3,220	*	Mohawk Industries, Inc	842,867
6,980		Movado Group, Inc	193,346
86,247		Newell Rubbermaid, Inc	3,517,153
344,482		Nike, Inc (Class B)	18,943,065
397		Pool Corp	47,950
1,614		PVH Corp	204,671
399	*,e	Tempur Sealy International, Inc	26,083
6,614	*,e	Under Armour, Inc (Class A)	82,807
4,706	*	Unifi, Inc	179,063
54,516		VF Corp	3,797,039
587		Weyco Group, Inc	15,961
3,389		Whirlpool Corp	555,559
		TOTAL CONSUMER DURABLES & APPAREL	32,532,341

CONSUMER SERVICES - 2.7%
4,314	*	American Public Education, Inc	86,280
4,297	*	Bright Horizons Family Solutions	370,831
8,508		Carriage Services, Inc	220,357
30,118		Choice Hotels International, Inc	2,100,731
33,819		Darden Restaurants, Inc	2,782,289
320		DineEquity, Inc	15,235
22,986		Hilton Worldwide Holdings, Inc	1,661,428
23,836		ILG, Inc	707,214
124,286		Marriott International, Inc (Class A)	14,849,691
166,803		McDonald’s Corp	27,841,089
22,532		Royal Caribbean Cruises Ltd	2,788,786
38,369		Service Corp International	1,360,565
25,999	*	ServiceMaster Global Holdings, Inc	1,224,813
337,600		Starbucks Corp	18,513,984
9,266		Vail Resorts, Inc	2,122,099
		TOTAL CONSUMER SERVICES	76,645,392

DIVERSIFIED FINANCIALS - 6.0%
58,449		Ally Financial, Inc	1,527,272
225,750		American Express Co	21,563,640
3,404		Ameriprise Financial, Inc	532,862
616,689		Annaly Capital Management, Inc	7,067,256
50,429	e	Apollo Commercial Real Estate Finance, Inc	911,252
359,835		Bank of New York Mellon Corp	18,513,511
27,500		BlackRock, Inc	12,947,825
323,003		Charles Schwab Corp	14,483,454
22,014		Chimera Investment Corp	402,856
124,077		CME Group, Inc	17,019,642
280		Cohen & Steers, Inc	12,177
182,870		Discover Financial Services	12,166,341
19,736		Dynex Capital, Inc	138,152
4,411	*,e	Encore Capital Group, Inc	204,891
2,390		Factset Research Systems, Inc	453,789
67

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

77,683		Franklin Resources, Inc	$3,272,785
9,333	*	Green Dot Corp	528,434
214,820		IntercontinentalExchange Group, Inc	14,199,602
165,102		Invesco Ltd	5,909,001
4,700		Invesco Mortgage Capital, Inc	80,934
24,238		Legg Mason, Inc	925,407
29,667		NASDAQ OMX Group, Inc	2,155,308
14,006		NewStar Financial, Inc	171,994
119,931		Northern Trust Corp	11,215,947
55,811	*	On Deck Capital, Inc	275,148
8,008	*	Pico Holdings, Inc	151,351
5,668	*	PRA Group, Inc	158,137
31,538		S&P Global, Inc	4,934,751
123,600		State Street Corp	11,371,200
52,574		T Rowe Price Group, Inc	4,884,125
22,619		TD Ameritrade Holding Corp	1,130,724
25,591		Voya Financial, Inc	1,027,735
		TOTAL DIVERSIFIED FINANCIALS	170,337,503

ENERGY - 5.7%
34,606		Andeavor	3,676,541
55,798	*	Antero Resources Corp	1,082,481
43,205		Apache Corp	1,787,391
38,878		Archrock, Inc	466,536
89,631		Baker Hughes a GE Co	2,817,102
20,519	e	Bristow Group, Inc	193,699
12,890	*,e	California Resources Corp	142,177
25,979	*,e	CARBO Ceramics, Inc	215,106
83,614	*	Cheniere Energy, Inc	3,908,118
1,276		Cimarex Energy Co	149,203
145,298	*	Clean Energy Fuels Corp	341,450
10,655	*	Concho Resources, Inc	1,430,008
185,845		ConocoPhillips	9,505,972
49,772	*	Continental Resources, Inc	2,026,218
13,037		Delek US Holdings, Inc	339,614
245,322	*	Denbury Resources, Inc	301,746
142,795		Devon Energy Corp	5,269,135
1,150	*	Energen Corp	59,455
91,046		EOG Resources, Inc	9,092,764
35,229		EQT Corp	2,203,222
16,785	*	Exterran Corp	541,652
133,714	*,e	Fairmount Santrol Holdings, Inc	576,307
42,574	*	Forum Energy Technologies, Inc	613,066
20,460		Green Plains Renewable Energy, Inc	376,464
17,286	*	Gulfport Energy Corp	236,818
86,778	*	Helix Energy Solutions Group, Inc	591,826
75,067		Hess Corp	3,314,959
596,543		Kinder Morgan, Inc	10,803,394
215,752		Marathon Oil Corp	3,067,993
101,682		Marathon Petroleum Corp	6,074,483
14,654	*	Matrix Service Co	206,621
146,428	*	McDermott International, Inc	969,353
167,615		National Oilwell Varco, Inc	5,730,757
68

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

10,506	*	Natural Gas Services Group, Inc	$292,067
58,596	*	Newpark Resources, Inc	512,715
99,937		Noble Energy, Inc	2,785,244
3,520	*	Oasis Petroleum, Inc	33,264
177,330		Occidental Petroleum Corp	11,450,198
458		Oceaneering International, Inc	9,261
422	*	Oil States International, Inc	9,727
45,345		Oneok, Inc	2,460,873
74,453	*	Parker Drilling Co	78,176
4,952	e	PBF Energy, Inc	143,459
8,658	*	PDC Energy, Inc	440,952
131,450		Phillips 66	11,972,466
24,848		Pioneer Natural Resources Co	3,719,000
21,525		Range Resources Corp	389,818
31,821	*,e	Renewable Energy Group, Inc	385,034
7,784	*	RigNet, Inc	135,831
121,065	*	Rowan Cos plc	1,734,861
303,189		Schlumberger Ltd	19,404,096
79	*	SEACOR Holdings, Inc	3,729
34,506		SM Energy Co	736,013
114,436	*	Superior Energy Services	1,009,326
6,235	*	Tesco Corp	24,005
133,378	*	Tetra Technologies, Inc	378,794
24,405	*	Unit Corp	456,862
22,379	e	US Silica Holdings Inc	682,783
225,652		Valero Energy Corp	17,801,686
217,057	*,e	Weatherford International Ltd	753,188
183,839		Williams Cos, Inc	5,239,411
6,926		World Fuel Services Corp	192,543
		TOTAL ENERGY	161,347,013

FOOD & STAPLES RETAILING - 0.6%
35,243		Casey’s General Stores, Inc	4,037,791
22,230	*	Chefs’ Warehouse Holdings, Inc	443,489
12,822	*,e	Natural Grocers by Vitamin C	62,956
70,264	*	Performance Food Group Co	1,988,471
10,211		Pricesmart, Inc	855,682
25,576	*	Smart & Final Stores, Inc	153,456
24,339		Spartan Stores, Inc	597,522
120,401	*	Sprouts Farmers Market, Inc	2,226,214
57,509	*	United Natural Foods, Inc	2,229,624
201,471	*	US Foods Holding Corp	5,496,129
11,147		Weis Markets, Inc	432,838
		TOTAL FOOD & STAPLES RETAILING	18,524,172

FOOD, BEVERAGE & TOBACCO - 4.3%
17,386		Bunge Ltd	1,195,809
78,583		Campbell Soup Co	3,722,477
693,479		Coca-Cola Co	31,886,164
78,897		Dr Pepper Snapple Group, Inc	6,758,317
229,108		General Mills, Inc	11,895,287
3,800	*	Hain Celestial Group, Inc	136,876
70,402		Hormel Foods Corp	2,193,726
69

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

118,265		Kellogg Co	$7,395,111
192,674		Kraft Heinz Co	14,899,481
4,569	*	Landec Corp	60,539
6,083		McCormick & Co, Inc	605,441
273,023		Mondelez International, Inc	11,311,343
29,251		Omega Protein Corp	640,597
259,039		PepsiCo, Inc	28,553,869
3,091	*	Seneca Foods Corp	111,276
674	*	TreeHouse Foods, Inc	44,740
		TOTAL FOOD, BEVERAGE & TOBACCO	121,411,053

HEALTH CARE EQUIPMENT & SERVICES - 4.5%
4,035		Abaxis, Inc	195,294
5,984	*	Abiomed, Inc	1,154,433
14,457	*,e	Acadia Healthcare Co, Inc	453,372
77,582	*	Accuray, Inc	368,514
589		Aceto Corp	5,931
18,865	*	Align Technology, Inc	4,508,358
26,921	*	Amedisys, Inc	1,295,169
87,979		AmerisourceBergen Corp	6,769,984
21,087	*	AMN Healthcare Services, Inc	925,719
5,424		Analogic Corp	435,547
15,017	*	Angiodynamics, Inc	254,838
82,164		Anthem, Inc	17,189,531
31,724	*	athenahealth, Inc	4,056,865
18,911	*	AtriCure, Inc	405,452
88,951		Becton Dickinson & Co	18,561,405
30,852	*	Brookdale Senior Living, Inc	309,446
20,471	*	Capital Senior Living Corp	272,264
142,328		Cardinal Health, Inc	8,810,103
34,993	*	Centene Corp	3,277,794
59,065	*,e	Cerus Corp	169,517
3,151		Chemed Corp	704,028
70,208		Cigna Corp	13,846,422
8,003	e	Computer Programs & Systems, Inc	241,290
4,329	*	Corvel Corp	259,740
31,370		Dentsply Sirona, Inc	1,915,766
1,590	*	Diplomat Pharmacy, Inc	33,469
69,918	*	Edwards Lifesciences Corp	7,147,717
49,909	*,e	Endologix, Inc	264,518
61,429	*	Envision Healthcare Corp	2,616,875
26,220	*	GenMark Diagnostics, Inc	195,339
300	*	Haemonetics Corp	14,268
6,350	*	HCA Holdings, Inc	480,377
3,802	*	HealthStream, Inc	92,997
7,168	*	Henry Schein, Inc	563,405
2,640	*	HMS Holdings Corp	50,794
43,174	*	Hologic, Inc	1,634,136
38,428		Humana, Inc	9,812,590
5,796	*	IDEXX Laboratories, Inc	963,121
18,829	*	Integer Holding Corp	915,089
18,008	*	Laboratory Corp of America Holdings	2,768,010
15,190	*	LHC Group, Inc	1,014,844
70

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

21,680	*	LifePoint Hospitals, Inc	$1,043,892
1,635	*	Magellan Health Services, Inc	139,466
9,720	*	Medidata Solutions, Inc	731,236
26,417	*	Merit Medical Systems, Inc	1,005,167
11,035	*	NxStage Medical, Inc	297,393
25,565	*	Omnicell, Inc	1,273,137
37,310	*	OraSure Technologies, Inc	736,873
10,906		Patterson Cos, Inc	403,522
21,433	*	PharMerica Corp	627,987
1,887	*	Premier, Inc	61,648
14,487	*	Providence Service Corp	805,477
1,816	*	Quality Systems, Inc	25,551
5,122	*	Quidel Corp	209,746
25,215		Resmed, Inc	2,122,599
14,148	*	Select Medical Holdings Corp	270,934
9,466	*	Staar Surgical Co	125,425
17,725	*,e	Surgery Partners, Inc	163,956
11,931	*,e	Teladoc, Inc	394,320
20,417	*	Tivity Health, Inc	944,286
14,688	*	Triple-S Management Corp (Class B)	352,659
8,920		US Physical Therapy, Inc	606,114
500	*	Varian Medical Systems, Inc	52,095
18,508	*	Vocera Communications, Inc	522,296
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	127,870,110

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
2,378		Clorox Co	300,888
199,846		Colgate-Palmolive Co	14,079,151
51,678		Estee Lauder Cos (Class A)	5,778,117
40,204		Kimberly-Clark Corp	4,523,352
8,499	e	Natural Health Trends Corp	163,691
402,506		Procter & Gamble Co	34,752,368
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	59,597,567

INSURANCE - 4.0%
150,329		Aflac, Inc	12,611,100
36,668		Allstate Corp	3,441,658
150,453		American International Group, Inc	9,720,768
5,145		Arthur J. Gallagher & Co	325,833
32,636		Aspen Insurance Holdings Ltd	1,400,084
8,868		Axis Capital Holdings Ltd	482,331
136,533		Chubb Ltd	20,591,907
476		Employers Holdings, Inc	22,705
3,280		First American Financial Corp	178,498
111,278		Hartford Financial Services Group, Inc	6,125,854
26,627		Loews Corp	1,318,303
98,755		Marsh & McLennan Cos, Inc	7,992,242
46,413		Principal Financial Group	3,056,296
243,434		Progressive Corp	11,843,064
156,152		Prudential Financial, Inc	17,248,550
200		Reinsurance Group of America, Inc (Class A)	29,876
10,711		RenaissanceRe Holdings Ltd	1,481,974
3,347		Stewart Information Services Corp	126,985
71

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

128,444		Travelers Cos, Inc	$17,012,408
		TOTAL INSURANCE	115,010,436

MATERIALS - 3.7%
61,203		Air Products & Chemicals, Inc	9,757,594
5,127		Albemarle Corp	722,343
7,701		Aptargroup, Inc	670,526
11,035		Avery Dennison Corp	1,171,586
47,334		Ball Corp	2,032,049
791		Bemis Co, Inc	35,611
2,310		Carpenter Technology Corp	115,015
17,130		Celanese Corp (Series A)	1,786,830
31,721	*	Century Aluminum Co	444,094
1,826	*	Clearwater Paper Corp	84,270
46,693		Commercial Metals Co	909,580
1,709	e	Compass Minerals International, Inc	112,110
14,217		Eastman Chemical Co	1,291,046
122,126		Ecolab, Inc	15,956,983
2,950	*	Ferro Corp	70,269
50,046	*	Flotek Industries, Inc	246,226
17,798		H.B. Fuller Co	1,012,172
1,039		Hawkins, Inc	39,586
1,809		Innophos Holdings, Inc	88,514
3,111		International Flavors & Fragrances, Inc	458,624
99,782		International Paper Co	5,714,515
18,346	*	Kraton Polymers LLC	899,504
22,260	*	Louisiana-Pacific Corp	605,027
81,709		LyondellBasell Industries AF S.C.A	8,459,333
14,012		Minerals Technologies, Inc	1,007,463
106,826		Mosaic Co	2,386,493
205,346		Nucor Corp	11,875,159
3,500		PolyOne Corp	161,245
7,823		PPG Industries, Inc	909,346
118,223		Praxair, Inc	17,274,745
274		Quaker Chemical Corp	42,558
2,337		Reliance Steel & Aluminum Co	179,575
55,648		Royal Gold, Inc	4,680,553
4,126		Schnitzer Steel Industries, Inc (Class A)	121,511
6,530		Sealed Air Corp	288,822
15,560		Sherwin-Williams Co	6,148,534
25,858	*	Summit Materials, Inc	811,941
16,409		Trinseo S.A.	1,165,039
1,210		United States Lime & Minerals, Inc	109,928
13,175	*,e	US Concrete, Inc	1,030,285
67,182		WestRock Co	4,120,272
16,207		Worthington Industries, Inc	737,418
		TOTAL MATERIALS	105,734,294

MEDIA - 2.8%
711		Cable One, Inc	504,675
57,289	*	Charter Communications, Inc	19,144,265
8,053		Cinemark Holdings, Inc	292,646
40,660		Clear Channel Outdoor Holdings, Inc (Class A)	154,508
72

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

146,657	*,e	Discovery Communications, Inc (Class A)	$2,768,884
197,556	*	Discovery Communications, Inc (Class C)	3,518,473
17,913	e	Entercom Communications Corp (Class A)	197,939
58,359		Entravision Communications Corp (Class A)	303,467
3,930	*	Gray Television, Inc	61,190
2,205		John Wiley & Sons, Inc (Class A)	120,503
58,591		New York Times Co (Class A)	1,119,088
320		Scholastic Corp	11,821
9,465		Scripps Networks Interactive (Class A)	788,245
23,476		Sinclair Broadcast Group, Inc (Class A)	744,189
209,438		Time Warner, Inc	20,585,661
301,742		Walt Disney Co	29,513,385
		TOTAL MEDIA	79,828,939

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.6%
52,912	*	Acadia Pharmaceuticals, Inc	1,842,925
11,304	*	Acceleron Pharma, Inc	440,856
9,986	*	Acorda Therapeutics, Inc	265,378
18,110	*	Aduro Biotech, Inc	143,974
150,551		Agilent Technologies, Inc	10,241,985
6,319	*	Agios Pharmaceuticals, Inc	406,122
56,815	*	Akorn, Inc	1,850,465
150,942		Amgen, Inc	26,448,057
30,743	*,e	Bellicum Pharmaceuticals, Inc	289,599
85,758	*	BioCryst Pharmaceuticals, Inc	385,911
42,345	*	Biogen Idec, Inc	13,197,243
38,322	*	BioMarin Pharmaceutical, Inc	3,145,853
11,397	*	Bioverativ, Inc	643,930
8,326	*	Bluebird Bio, Inc	1,158,147
385,792		Bristol-Myers Squibb Co	23,787,935
179,377	*	Celgene Corp	18,111,696
135,053	*	Celldex Therapeutics, Inc	329,529
54,208	*	Cempra, Inc	124,678
26,284	*	Chimerix, Inc	129,317
23,368	*	Coherus Biosciences, Inc	262,890
18,378	*,e	Collegium Pharmaceutical, Inc	189,845
64,573	*	Depomed, Inc	312,533
2,290	*	Esperion Thereapeutics, Inc	104,745
22,583	*	FibroGen, Inc	1,261,261
4,680	*	Flexion Therapeutics Inc	103,007
288,576		Gilead Sciences, Inc	21,631,657
16,242	*	Halozyme Therapeutics, Inc	287,971
24,203	*	Immunomedics, Inc	259,456
12,213	*,e	Inovio Pharmaceuticals, Inc	71,202
18,561	*	Intersect ENT, Inc	550,334
48,629	*	Iovance Biotherapeutics, Inc	378,090
382,252		Johnson & Johnson	53,289,751
500,319		Merck & Co, Inc	27,562,574
14,519	e	Merrimack Pharmaceuticals, Inc	170,453
870	*	Mettler-Toledo International, Inc	593,888
50,452	*,e	MiMedx Group, Inc	639,731
65,348	*	Nektar Therapeutics	1,574,233
89,462	*,e	Opko Health, Inc	602,079
73

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

59,572	*,e	Organovo Holdings, Inc	$94,719
57,915	*	Prestige Brands Holdings, Inc	2,716,213
80,041	*	Progenics Pharmaceuticals, Inc	495,454
21,559	*	Quintiles Transnational Holdings, Inc	2,330,528
44,020	*	Sangamo Biosciences, Inc	545,848
6,270	*	Sarepta Therapeutics, Inc	309,174
4,385	*	Spark Therapeutics, Inc	354,747
25,577	*,e	Sucampo Pharmaceuticals, Inc (Class A)	255,770
17,627	*	Teligent, Inc	100,121
6,060	*	TESARO, Inc	701,566
25,761	*,e	Theravance Biopharma, Inc	743,462
17,724	*	Ultragenyx Pharmaceutical, Inc	816,899
61,082	*	Vertex Pharmaceuticals, Inc	8,932,021
4,374	*	Waters Corp	857,523
189,024		Zoetis, Inc	12,063,512
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	244,106,857

REAL ESTATE - 3.9%
11,117	*,e	Altisource Portfolio Solutions S.A.	287,263
23,462		American Campus Communities, Inc	975,550
142,171		American Tower Corp	20,425,708
48,024		Boston Properties, Inc	5,819,548
36,800		Brixmor Property Group, Inc	642,896
17,071		CatchMark Timber Trust Inc	218,509
100,412	e	CBL & Associates Properties, Inc	787,230
55,708	*	CBRE Group, Inc	2,190,439
17,160		Coresite Realty	1,900,470
8,358		Douglas Emmett, Inc	332,565
58,576		Duke Realty Corp	1,668,244
19,598		Easterly Government Properties, Inc	394,312
36,148		Equinix, Inc	16,754,598
3,961		Federal Realty Investment Trust	477,380
33,420		First Industrial Realty Trust, Inc	1,032,010
12,660		Forest City Realty Trust, Inc	311,816
540		Franklin Street Properties Corp	5,400
204,267		HCP, Inc	5,278,259
74,061		Healthcare Realty Trust, Inc	2,387,727
108,968		Host Marriott Corp	2,131,414
32,022	*	Howard Hughes Corp	4,086,968
50,982		Iron Mountain, Inc	2,039,280
76,492	*	iStar Financial, Inc	894,956
8		Jones Lang LaSalle, Inc	1,036
266		Kilroy Realty Corp	18,947
15,135		Liberty Property Trust	648,989
20,078		Macerich Co	1,096,259
17,343		NorthStar Realty Europe Corp	233,610
4,166		Paramount Group, Inc	66,323
540		Piedmont Office Realty Trust, Inc	10,444
129,304		Prologis, Inc	8,350,452
140		PS Business Parks, Inc	18,526
22,163		QTS Realty Trust, Inc	1,282,129
2,009		RMR Group, Inc	105,372
52,509	*	SBA Communications Corp	8,253,365
74

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

8,006		Senior Housing Properties Trust	$147,310
10,081		Tier REIT, Inc	197,285
23,637		UDR, Inc	916,879
55,605		Vornado Realty Trust	4,162,590
297		Washington REIT	9,560
205,082		Welltower, Inc	13,732,291
14,848		Weyerhaeuser Co	533,192
		TOTAL REAL ESTATE	110,827,101

RETAILING - 4.2%
40,838	*	1-800-FLOWERS.COM, Inc (Class A)	383,877
2,432		Aaron’s, Inc	89,498
6,410		Advance Auto Parts, Inc	523,953
53,182		Best Buy Co, Inc	2,977,128
21,529	e	Big 5 Sporting Goods Corp	136,709
250		Buckle, Inc	4,113
37,531	*	Carmax, Inc	2,818,578
9		Chico’s FAS, Inc	72
109,981		Dollar General Corp	8,890,864
1,820		Finish Line, Inc (Class A)	16,871
5,625		Foot Locker, Inc	169,200
7,586	*	Francesca’s Holdings Corp	49,081
26,852	*	FTD Cos, Inc	290,002
106,784		Gap, Inc	2,775,316
22,125	*	Genesco, Inc	542,063
384,472	*	Groupon, Inc	1,833,931
18,815		Haverty Furniture Cos, Inc	448,738
24,044	*	Hibbett Sports, Inc	307,763
19,067		HSN, Inc	718,826
15,620	*	Kirkland’s, Inc	182,754
93,965		Kohl’s Corp	3,923,978
13,519	*,e	Lands’ End, Inc	147,357
7,610	*	LKQ Corp	286,821
241,860		Lowe’s Companies, Inc	19,336,707
4,455	*	MarineMax, Inc	82,640
112,347	*	NetFlix, Inc	22,068,321
26,766		Nordstrom, Inc	1,061,272
33,970		Nutri/System, Inc	1,696,802
96,086		Office Depot, Inc	297,867
19,028	*,e	Overstock.com, Inc	873,385
28,736		PetMed Express, Inc	1,016,105
68,696		Pier 1 Imports, Inc	285,775
12,281	*	Priceline.com, Inc	23,480,781
3,380	e	Rent-A-Center, Inc	33,597
141,284		Ross Stores, Inc	8,970,121
5,448	*	Sally Beauty Holdings, Inc	94,305
12,547		Shoe Carnival, Inc	235,507
39,901	*	Shutterfly, Inc	1,703,773
6,781		Signet Jewelers Ltd	444,630
6,435		Tiffany & Co	602,445
15,754		Tractor Supply Co	949,336
17,401	*	Ulta Beauty, Inc	3,511,348
17,585	*	Vitamin Shoppe, Inc	80,891
75

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

43,683	*	Wayfair, Inc	$3,053,442
7,516	e	Williams-Sonoma, Inc	387,826
860		Winmark Corp	112,445
5,569	*	Zumiez, Inc	98,293
		TOTAL RETAILING	117,995,107

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.4%
43,692		Analog Devices, Inc	3,989,080
362,332		Applied Materials, Inc	20,446,395
11,151	*	Cirrus Logic, Inc	624,456
24,001	*	Integrated Device Technology, Inc	745,711
813,514		Intel Corp	37,006,752
16,903		Lam Research Corp	3,525,459
23,463		Microchip Technology, Inc	2,224,293
113,840		NVIDIA Corp	23,543,250
217,373	*	ON Semiconductor Corp	4,634,392
43,222		Skyworks Solutions, Inc	4,921,257
36,870	*,e	SunPower Corp	262,514
248,335		Texas Instruments, Inc	24,011,511
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	125,935,070

SOFTWARE & SERVICES - 13.7%
164,682		Accenture plc	23,444,129
25,826	*	Actua Corp	399,012
38,489	*	Alphabet, Inc (Class A)	39,760,676
39,087	*	Alphabet, Inc (Class C)	39,737,408
687	*	Aspen Technology, Inc	44,325
33,711	*	Autodesk, Inc	4,212,527
114,577		Automatic Data Processing, Inc	13,320,722
32,819	*	Black Knight, Inc	1,488,342
12,432		Blackbaud, Inc	1,259,362
26,141		Booz Allen Hamilton Holding Co	987,868
29,106	*	Brightcove, Inc	232,848
92,122		CA, Inc	2,982,910
22,692	*	Cardtronics plc	519,647
4,684	*,e	Cimpress NV	511,212
16,964	*	Citrix Systems, Inc	1,401,396
241,246		Cognizant Technology Solutions Corp (Class A)	18,255,085
11,169		Convergys Corp	287,378
18,210		CSG Systems International, Inc	771,011
11,712		CSRA, Inc	374,667
53,715	*	Dell Technologies, Inc-VMware Inc	4,445,991
17,864	*	Ellie Mae, Inc	1,606,867
42,985	*	Etsy, Inc	717,849
6,786	*	ExlService Holdings, Inc	423,582
176,285		International Business Machines Corp	27,158,467
55,388		Intuit, Inc	8,364,696
42,111		j2 Global, Inc	3,122,109
51,106		LogMeIn, Inc	6,186,381
193,518		MasterCard, Inc (Class A)	28,789,673
958,520	d	Microsoft Corp	79,729,694
20,573	*	New Relic, Inc	1,056,012
578,254		Oracle Corp	29,433,129
76

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

29,033	*	Perficient, Inc	$564,692
27,258	*	Qualys, Inc	1,441,948
80,699	*	Quotient Technology, Inc	1,262,939
24,564	*	RingCentral, Inc	1,035,373
205,413	*	salesforce.com, Inc	21,021,966
72,051	*	ServiceSource International LLC	250,737
14,735	*	SPS Commerce, Inc	724,373
72,793	*	Square, Inc	2,707,172
24,141	*	Sykes Enterprises, Inc	698,641
167,300		Symantec Corp	5,437,250
3,876	*	Syntel, Inc	90,543
11,863	*	Take-Two Interactive Software, Inc	1,312,641
8,168	*	Teradata Corp	273,220
2,916		TiVo Corp	52,925
63,219	*,e	Twilio, Inc	2,019,847
9,913	*	Ultimate Software Group, Inc	2,008,275
47,266	*,e	Unisys Corp	413,577
5,290	*	Vasco Data Security International	71,944
38,231	*	Website Pros, Inc	921,367
55,836	*	Workday, Inc	6,197,238
		TOTAL SOFTWARE & SERVICES	389,531,643

TECHNOLOGY HARDWARE & EQUIPMENT - 4.2%
2,919	*	Anixter International, Inc	200,535
4,709		Badger Meter, Inc	206,254
1,070		Belden CDT, Inc	85,504
34,101	*	Benchmark Electronics, Inc	1,055,426
7,451	*	Calix, Inc	40,980
887,467		Cisco Systems, Inc	30,306,998
59,919		Cognex Corp	7,379,025
14,904	*	Coherent, Inc	3,915,430
165,265		Corning, Inc	5,174,447
45,387	*	Cray, Inc	937,242
19,273		CTS Corp	524,226
22,592		Daktronics, Inc	232,020
43,453		Dolby Laboratories, Inc (Class A)	2,517,667
41,073	*	Fabrinet	1,527,094
14,146	*	FARO Technologies, Inc	732,763
40,091	*	Finisar Corp	943,742
328,928		Hewlett Packard Enterprise Co	4,578,678
729,299		HP, Inc	15,716,393
11,733	*	Insight Enterprises, Inc	528,572
182		InterDigital, Inc	13,350
35,586	*	IPG Photonics Corp	7,576,615
19,750	*	Itron, Inc	1,543,462
115,975		Jabil Circuit, Inc	3,279,773
15,930	*	Keysight Technologies, Inc	711,593
17,293	*	Kimball Electronics, Inc	380,446
4,387		Littelfuse, Inc	916,883
1,021	*	Lumentum Holdings, Inc	64,476
6,814		Methode Electronics, Inc	319,577
75,484		Motorola, Inc	6,834,321
417		National Instruments Corp	18,765
77

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES		COMPANY	VALUE

19,428	*	Novanta, Inc	$918,944
500	*	OSI Systems, Inc	44,190
1,971	*	Plexus Corp	121,079
5,513	*	Rogers Corp	838,417
30,336	*	Sanmina Corp	992,746
15,473	*	Scansource, Inc	664,565
13,761	*	Sonus Networks, Inc	107,336
42,389	*	Super Micro Computer, Inc	843,541
8,554		SYNNEX Corp	1,153,763
30,403	*	Tech Data Corp	2,820,486
43,676	*	Trimble Navigation Ltd	1,785,475
40,772	*	TTM Technologies, Inc	643,382
25,816		Universal Display Corp	3,782,044
11,456		Vishay Intertechnology, Inc	254,896
200,205		Xerox Corp	6,068,214
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	119,301,335

TELECOMMUNICATION SERVICES - 1.6%
35,353	*	Boingo Wireless, Inc	826,553
345,880	e	CenturyLink, Inc	6,568,261
5,262		Consolidated Communications Holdings, Inc	100,872
16,965	*	General Communication, Inc (Class A)	693,699
3,026		IDT Corp (Class B)	39,883
67,259	*,e	Iridium Communications, Inc	807,108
7,156	*	Lumos Networks Corp	128,522
564,003	*,e	Sprint Corp	3,688,580
697,189		Verizon Communications, Inc	33,374,437
203,668	e	Windstream Holdings, Inc	382,896
		TOTAL TELECOMMUNICATION SERVICES	46,610,811

TRANSPORTATION - 2.6%
158		Allegiant Travel Co	21,551
310		Arkansas Best Corp	10,106
197,780		CSX Corp	9,974,045
152,360		Delta Air Lines, Inc	7,622,571
8		Expeditors International of Washington, Inc	467
61,930	*	Hertz Global Holdings, Inc	1,540,199
180		Landstar System, Inc	17,775
61,462		Norfolk Southern Corp	8,077,336
9		Ryder System, Inc	730
179,530		Southwest Airlines Co	9,669,486
151,075		Union Pacific Corp	17,492,974
172,928		United Parcel Service, Inc (Class B)	20,324,228
		TOTAL TRANSPORTATION	74,751,468

UTILITIES - 3.1%
12,632		American Water Works Co, Inc	1,108,584
91,114		Centerpoint Energy, Inc	2,695,152
180,018		Consolidated Edison, Inc	15,490,549
134,463		Dominion Resources, Inc	10,910,328
25,001		Edison International	1,998,830
134,706		Eversource Energy	8,437,984
13,718		New Jersey Resources Corp	609,765
78

TIAA-CREF FUNDS - Social Choice Equity Fund

SHARES	COMPANY	VALUE

290	Ormat Technologies, Inc	$18,830
43,640	Public Service Enterprise Group, Inc	2,147,088
97,254	Sempra Energy	11,427,345
37,448	South Jersey Industries, Inc	1,272,108
275,957	Southern Co	14,404,955
104,830	WEC Energy Group, Inc	7,064,494
14,518	WGL Holdings, Inc	1,244,193
161,548	Xcel Energy, Inc	7,999,857
	TOTAL UTILITIES	86,830,062

	TOTAL COMMON STOCKS	2,828,708,033
	(Cost $1,854,011,720)

PRINCIPAL	ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 0.5%
$15,500,000	Federal Home Loan Bank (FHLB)	0.850%	11/01/17	15,500,000
	TOTAL GOVERNMENT AGENCY DEBT			15,500,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
29,876,698	c	State Street Navigator Securities Lending Government Money Market Portfolio	29,876,698
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	29,876,698

		TOTAL SHORT-TERM INVESTMENTS	45,376,698
		(Cost $45,376,698)
		TOTAL INVESTMENTS - 101.0%	2,874,084,731
		(Cost $1,899,388,418)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%	(28,077,483)
		NET ASSETS - 100.0%	$2,846,007,248

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $29,359,694.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	96	12/15/17	$12,336,400	$12,348,960	$12,560
79

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE LOW CARBON EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 1.2%
247	*	Cooper-Standard Holding, Inc	$27,536
1,053		Delphi Automotive plc	104,647
33,525		Ford Motor Co	411,352
1,595	*	Tesla, Inc	528,790
		TOTAL AUTOMOBILES & COMPONENTS	1,072,325

BANKS - 5.7%
572		Bank Mutual Corp	6,049
315		Bank of the Ozarks, Inc	14,685
226		BankUnited	7,876
9,663		BB&T Corp	475,806
183		Camden National Corp	7,900
2,995		CIT Group, Inc	139,627
12,833		Citizens Financial Group, Inc	487,782
2,574		Comerica, Inc	202,239
497	*	Customers Bancorp, Inc	13,588
108		East West Bancorp, Inc	6,463
129		Federal Agricultural Mortgage Corp (Class C)	9,577
11,681		Fifth Third Bancorp	337,581
119		First Commonwealth Financial Corp	1,733
81		First Financial Corp	3,847
869		First Republic Bank	84,641
494		Flushing Financial Corp	14,810
31		Hanmi Financial Corp	953
414	*	HomeStreet, Inc	12,027
236	*	HomeTrust Bancshares, Inc	6,195
14,226		Keycorp	259,625
611		LegacyTexas Financial Group, Inc	24,373
262		Live Oak Bancshares, Inc	6,209
3,084		M&T Bank Corp	514,319
940	*	MGIC Investment Corp	13,442
130		National Bank Holdings Corp	4,267
6,623		New York Community Bancorp, Inc	83,185
1,534		OFG Bancorp	13,653
230	*	Opus Bank	5,957
1,724		PacWest Bancorp	83,304
1,299		Pinnacle Financial Partners, Inc	85,994
4,798		PNC Financial Services Group, Inc	656,318
22,455		Regions Financial Corp	347,603
189		Sun Bancorp, Inc	4,791
1,072	*	SVB Financial Group	235,068
589	*	Texas Capital Bancshares, Inc	50,683
630	*	The Bancorp, Inc	5,298
356	*	Tristate Capital Holdings, Inc	8,063
80

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

47		Union Bankshares Corp	$1,622
900		United Financial Bancorp, Inc (New)	16,479
13,082		US Bancorp	711,399
2,925		Zions Bancorporation	135,896
		TOTAL BANKS	5,100,927

CAPITAL GOODS - 8.6%
3,816		3M Co	878,405
457		Acuity Brands, Inc	76,410
1,659		Air Lease Corp	72,084
1,675		Ametek, Inc	113,046
217		Argan, Inc	14,919
1,123	*	Builders FirstSource, Inc	20,236
895		Carlisle Cos, Inc	98,298
5,178		Caterpillar, Inc	703,173
541	*	Chart Industries, Inc	23,533
1,803		Chicago Bridge & Iron Co NV	25,134
1,022		Cummins, Inc	180,771
3,481		Deere & Co	462,555
93		Dover Corp	8,881
565	*	DXP Enterprises, Inc	18,120
5,193		Eaton Corp	415,544
271		EMCOR Group, Inc	21,818
922	*	Esterline Technologies Corp	87,452
441		Fastenal Co	20,714
517		Granite Construction, Inc	32,928
556		H&E Equipment Services, Inc	18,315
427	*	Herc Holdings, Inc	20,692
1,535		Hexcel Corp	93,159
3,144		Illinois Tool Works, Inc	492,099
1,293		Ingersoll-Rand plc	114,560
8,960		Johnson Controls International plc	370,854
474		Kaman Corp	26,516
1,236		Kennametal, Inc	53,951
1,603	*	KEYW Holding Corp, The	12,103
1,562		L3 Technologies, Inc	292,375
1,972		Masco Corp	78,525
227	*	MYR Group, Inc	7,239
877	*	Navistar International Corp	37,106
103	*	NOW, Inc	1,290
1,726		Owens Corning, Inc	142,723
889		PACCAR, Inc	63,768
1,492		Parker-Hannifin Corp	272,454
735		Pentair plc	51,788
3,941	*	Plug Power, Inc	11,232
2,387	*	Quanta Services, Inc	90,062
439		Rockwell Automation, Inc	88,160
3,622		Rockwell Collins, Inc	491,143
1,325		Roper Industries, Inc	342,075
1,253	*	Sensata Technologies Holding BV	61,284
457		Snap-On, Inc	72,105
943		Stanley Works	152,342
1,243	*	Teledyne Technologies, Inc	211,260
81

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

245	*	Titan Machinery, Inc	$3,648
949		TransDigm Group, Inc	263,347
766		Triton International Ltd	30,563
1,095	*	United Rentals, Inc	154,921
413	*	Veritiv Corp	13,278
537		W.W. Grainger, Inc	106,165
1,667	*	Wesco Aircraft Holdings, Inc	15,086
90	*	WESCO International, Inc	5,684
777		Woodward Governor Co	60,085
1,197		Xylem, Inc	79,636
		TOTAL CAPITAL GOODS	7,675,614

COMMERCIAL & PROFESSIONAL SERVICES - 0.3%
590	*	Advisory Board Co	31,816
1,962	*	Copart, Inc	71,201
556		Essendant, Inc	5,382
260		Heidrick & Struggles International, Inc	6,461
278	*	ICF International, Inc	14,929
2,738	*	IHS Markit Ltd	116,666
81		Insperity, Inc	7,687
7		Kforce, Inc	147
1,550	*,m	Media General, Inc	0
711	*	RPX Corp	9,257
1,238		RR Donnelley & Sons Co	11,389
236	*	SP Plus Corp	9,145
1,049	*	Team, Inc	12,903
40	*	TrueBlue, Inc	1,084
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	298,067

CONSUMER DURABLES & APPAREL - 1.2%
914		CalAtlantic Group, Inc	45,097
256	*	Century Communities, Inc	7,309
143		CSS Industries, Inc	4,287
1,587	*	Fossil Group, Inc	12,506
397	*	Green Brick Partners, Inc	4,307
1,159		Hanesbrands, Inc	26,078
5		Hasbro, Inc	463
328		Libbey, Inc	2,244
3,349		Newell Rubbermaid, Inc	136,572
12,367		Nike, Inc (Class B)	680,061
144	*	Under Armour, Inc	1,660
185	*	Under Armour, Inc (Class A)	2,316
1,816		VF Corp	126,484
74		Weyco Group, Inc	2,012
299		Whirlpool Corp	49,015
		TOTAL CONSUMER DURABLES & APPAREL	1,100,411

CONSUMER SERVICES - 2.4%
214	*	American Public Education, Inc	4,280
176	*	Bright Horizons Family Solutions	15,189
195		Carriage Services, Inc	5,051
308		DineEquity, Inc	14,664
2,240		Hilton Worldwide Holdings, Inc	161,907
82

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

5,247		McDonald’s Corp	$875,777
102	*	Red Robin Gourmet Burgers, Inc	6,977
1,664		Royal Caribbean Cruises Ltd	205,953
1,636	*	ServiceMaster Global Holdings, Inc	77,072
26		Six Flags Entertainment Corp	1,633
188	*	Sotheby’s (Class A)	9,742
10,602		Starbucks Corp	581,413
555		Vail Resorts, Inc	127,106
110	*	Weight Watchers International, Inc	4,941
464		Wyndham Worldwide Corp	49,578
		TOTAL CONSUMER SERVICES	2,141,283

DIVERSIFIED FINANCIALS - 6.1%
3,269		Ally Financial, Inc	85,419
7,022		American Express Co	670,741
523		Ameriprise Financial, Inc	81,871
11,200		Annaly Capital Management, Inc	128,352
11,546		Bank of New York Mellon Corp	594,042
1,345		BlackRock, Inc	633,266
13,537		Charles Schwab Corp	606,999
3,068		Chimera Investment Corp	56,145
3,725		CME Group, Inc	510,958
3,787		Discover Financial Services	251,949
520		Dynex Capital, Inc	3,640
858	*	E*TRADE Financial Corp	37,400
375	*	Encore Capital Group, Inc	17,419
7,974		IntercontinentalExchange Group, Inc	527,081
1,221		Invesco Ltd	43,700
1,535		Legg Mason, Inc	58,606
189		LPL Financial Holdings, Inc	9,376
378		Moody’s Corp	53,831
544		NewStar Financial, Inc	6,680
562		Northern Trust Corp	52,558
1,767	*	On Deck Capital, Inc	8,711
395	*	Pico Holdings, Inc	7,466
460	*	PRA Group, Inc	12,834
2,083		S&P Global, Inc	325,927
292		Starwood Property Trust, Inc	6,281
4,766		State Street Corp	438,472
82		T Rowe Price Group, Inc	7,618
2,453		TD Ameritrade Holding Corp	122,626
2,395		Voya Financial, Inc	96,183
		TOTAL DIVERSIFIED FINANCIALS	5,456,151

ENERGY - 5.3%
4,538		Andeavor	482,117
1,188		Archrock, Inc	14,256
13,370		Baker Hughes a GE Co	420,219
913		Bristow Group, Inc	8,619
238	*	CARBO Ceramics, Inc	1,971
7,483	*	Cheniere Energy, Inc	349,755
4,494	*	Clean Energy Fuels Corp	10,561
1,688		Delek US Holdings, Inc	43,972
83

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

669	*	Dril-Quip, Inc	$28,165
566	*	Exterran Corp	18,265
5,161	*	Fairmount Santrol Holdings, Inc	22,244
1,980	*	Forum Energy Technologies, Inc	28,512
879		Frank’s International NV	5,810
1,410		Green Plains Renewable Energy, Inc	25,944
4,679	*	Helix Energy Solutions Group, Inc	31,911
864	*	Matrix Service Co	12,182
4,996	*	McDermott International, Inc	33,074
9,648		National Oilwell Varco, Inc	329,865
413	*	Natural Gas Services Group, Inc	11,481
3,044	*	Newpark Resources, Inc	26,635
1,706		Oceaneering International, Inc	34,495
854	*	Oil States International, Inc	19,685
9,122		Oneok, Inc	495,051
4,421	*	Parker Drilling Co	4,642
2,266		PBF Energy, Inc	65,646
6,078		Phillips 66	553,584
1,253	*	Renewable Energy Group, Inc	15,161
233	*	RigNet, Inc	4,066
4,219	*	Rowan Cos plc	60,458
954		RPC, Inc	23,192
11,354		Schlumberger Ltd	726,656
259	*	SEACOR Holdings, Inc	12,225
1,630	*	Tesco Corp	6,275
3,769	*	Tetra Technologies, Inc	10,704
1,441		US Silica Holdings Inc	43,965
6,994		Valero Energy Corp	551,757
27,014	*	Weatherford International Ltd	93,739
2,425		World Fuel Services Corp	67,415
		TOTAL ENERGY	4,694,274

FOOD & STAPLES RETAILING - 0.8%
1,352		Casey’s General Stores, Inc	154,899
652	*	Chefs’ Warehouse Holdings, Inc	13,007
3,026	*	Performance Food Group Co	85,636
661		Pricesmart, Inc	55,392
386	*	Smart & Final Stores, Inc	2,316
1,332		Spartan Stores, Inc	32,701
3,968	*	Sprouts Farmers Market, Inc	73,368
1,799	*	United Natural Foods, Inc	69,747
6,151	*	US Foods Holding Corp	167,799
336		Weis Markets, Inc	13,047
		TOTAL FOOD & STAPLES RETAILING	667,912

FOOD, BEVERAGE & TOBACCO - 4.3%
533	*	Amplify Snack Brands, Inc	3,406
1,666		Bunge Ltd	114,587
299		Campbell Soup Co	14,164
22,086		Coca-Cola Co	1,015,514
3,116		Dr Pepper Snapple Group, Inc	266,917
309	*	Freshpet, Inc	4,805
5,138		General Mills, Inc	266,765
84

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

87	*	Hain Celestial Group, Inc	$3,134
3,328		Hormel Foods Corp	103,700
1,378		Kellogg Co	86,166
7,413		Kraft Heinz Co	573,247
351	*	Landec Corp	4,651
10,330		Mondelez International, Inc	427,972
288		Omega Protein Corp	6,307
8,626		PepsiCo, Inc	950,844
81	*	Seneca Foods Corp	2,916
		TOTAL FOOD, BEVERAGE & TOBACCO	3,845,095

HEALTH CARE EQUIPMENT & SERVICES - 4.4%
239	*	Abiomed, Inc	46,108
1,028	*	Acadia Healthcare Co, Inc	32,238
2,917	*	Accuray, Inc	13,856
407		Aceto Corp	4,098
557	*	Align Technology, Inc	133,112
2,208	*	Allscripts Healthcare Solutions, Inc	29,764
171	*	American Renal Associates Holdings, Inc	2,074
2,011		AmerisourceBergen Corp	154,746
43	*	AMN Healthcare Services, Inc	1,888
332	*	Angiodynamics, Inc	5,634
2,237		Anthem, Inc	468,003
433	*	athenahealth, Inc	55,372
2,806		Becton Dickinson & Co	585,528
2,394	*	Brookdale Senior Living, Inc	24,012
433	*	Capital Senior Living Corp	5,759
3,486		Cardinal Health, Inc	215,783
759	*	Centene Corp	71,096
3,696	*	Cerus Corp	10,608
2,213		Cigna Corp	436,448
162		Computer Programs & Systems, Inc	4,884
594	*	Cross Country Healthcare, Inc	8,108
1,654		Dentsply Sirona, Inc	101,010
331	*	Diplomat Pharmacy, Inc	6,968
2,205	*	Edwards Lifesciences Corp	225,417
1,450	*	Endologix, Inc	7,685
1,771	*	Envision Healthcare Corp	75,445
570	*	GenMark Diagnostics, Inc	4,246
96	*	Globus Medical, Inc	3,060
2,079	*	HCA Holdings, Inc	157,276
295		Healthsouth Corp	13,611
126	*	Henry Schein, Inc	9,904
3,700	*	Hologic, Inc	140,045
1,147		Humana, Inc	292,886
544	*	IDEXX Laboratories, Inc	90,396
497	*	Integer Holding Corp	24,154
1,097		Kindred Healthcare, Inc	6,637
900	*	Laboratory Corp of America Holdings	138,339
198	*	LHC Group, Inc	13,228
604	*	LifePoint Hospitals, Inc	29,083
62	*	LivaNova plc	4,582
476	*	MEDNAX, Inc	20,844
85

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

20	*	Merit Medical Systems, Inc	$761
479	*	Omnicell, Inc	23,854
765	*	OraSure Technologies, Inc	15,109
69	*	Penumbra, Inc	6,938
373	*	PharMerica Corp	10,929
118	*	Quality Systems, Inc	1,660
638		Quest Diagnostics, Inc	59,832
30	*	Quidel Corp	1,228
144		Resmed, Inc	12,122
241	*	Staar Surgical Co	3,193
315	*	Surgery Partners, Inc	2,914
294	*	Teladoc, Inc	9,717
150	*	Triple-S Management Corp (Class B)	3,601
602	*	Varian Medical Systems, Inc	62,722
335	*	Vocera Communications, Inc	9,454
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	3,897,969

HOUSEHOLD & PERSONAL PRODUCTS - 2.1%
14		Clorox Co	1,771
6,790		Colgate-Palmolive Co	478,356
144		Estee Lauder Cos (Class A)	16,101
1,990		Kimberly-Clark Corp	223,895
96		Natural Health Trends Corp	1,849
12,801		Procter & Gamble Co	1,105,238
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	1,827,210

INSURANCE - 4.3%
1,192		Aflac, Inc	99,997
5,460		Allstate Corp	512,476
9,570		American International Group, Inc	618,318
443		Aon plc	63,539
4,396		Chubb Ltd	663,005
1,126	*	Genworth Financial, Inc (Class A)	3,727
1,597		Hartford Financial Services Group, Inc	87,915
694		Lincoln National Corp	52,591
4,307		Loews Corp	213,240
4,501		Marsh & McLennan Cos, Inc	364,266
3,355		Progressive Corp	163,221
5,260		Prudential Financial, Inc	581,019
2,782		Travelers Cos, Inc	368,476
1,552		XL Group Ltd	62,809
		TOTAL INSURANCE	3,854,599

MATERIALS - 3.6%
1,654		Albemarle Corp	233,032
2,283	*	Axalta Coating Systems Ltd	75,910
2,626		Ball Corp	112,734
768	*	Berry Plastics Group, Inc	45,658
554	*	Boise Cascade Co	19,639
1,276		Celanese Corp (Series A)	133,100
1,006		Commercial Metals Co	19,597
598		Compass Minerals International, Inc	39,229
2,483		Eastman Chemical Co	225,481
86

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

3,397		Ecolab, Inc	$443,852
1,982	*	Flotek Industries, Inc	9,751
962	*	GCP Applied Technologies, Inc	28,138
815		H.B. Fuller Co	46,349
138		Hawkins, Inc	5,258
264		International Flavors & Fragrances, Inc	38,919
1,322		International Paper Co	75,711
529	*	Kraton Polymers LLC	25,937
332		Materion Corp	17,048
562		Minerals Technologies, Inc	40,408
12,785		Mosaic Co	285,617
342		Myers Industries, Inc	7,387
665	*	Omnova Solutions, Inc	7,348
1,783		PPG Industries, Inc	207,256
1,468		Reliance Steel & Aluminum Co	112,801
1,306		Royal Gold, Inc	109,848
467		Schnitzer Steel Industries, Inc (Class A)	13,753
1,567		Scotts Miracle-Gro Co (Class A)	156,105
2,410		Sealed Air Corp	106,594
842		Sherwin-Williams Co	332,716
1,251		Trinseo S.A.	88,821
271	*	US Concrete, Inc	21,192
727		WestRock Co	44,587
705		Worthington Industries, Inc	32,078
		TOTAL MATERIALS	3,161,854

MEDIA - 2.8%
1,971	*	Charter Communications, Inc	658,649
166		Cinemark Holdings, Inc	6,032
506		Clear Channel Outdoor Holdings, Inc (Class A)	1,923
2,514	*	Discovery Communications, Inc (Class A)	47,464
3,236	*	Discovery Communications, Inc (Class C)	57,633
333		Entercom Communications Corp (Class A)	3,680
943		Entravision Communications Corp (Class A)	4,904
689		Gannett Co, Inc	5,994
1,003	*	Gray Television, Inc	15,617
143	*	Imax Corp	3,468
119	*	Liberty Broadband Corp (Class C)	10,387
789		National CineMedia, Inc	5,310
1,208		Scripps Networks Interactive (Class A)	100,602
1,087		Sinclair Broadcast Group, Inc (Class A)	34,458
6,385		Time Warner, Inc	627,582
146		Tribune Co	5,976
9,564		Walt Disney Co	935,455
		TOTAL MEDIA	2,525,134

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
649	*	Acadia Pharmaceuticals, Inc	22,605
152	*	Acceleron Pharma, Inc	5,928
274	*	Aclaris Therapeutics, Inc	6,907
249	*	Acorda Therapeutics, Inc	6,617
966		Agilent Technologies, Inc	65,717
65	*	Agios Pharmaceuticals, Inc	4,177
87

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,019	*	Akorn, Inc	$33,189
4,889		Amgen, Inc	856,651
436	*	Bellicum Pharmaceuticals, Inc	4,107
1,366	*	BioCryst Pharmaceuticals, Inc	6,147
1,881	*	Biogen Idec, Inc	586,232
1,054	*	BioMarin Pharmaceutical, Inc	86,523
197	*	Bluebird Bio, Inc	27,403
12,549		Bristol-Myers Squibb Co	773,771
6,580	*	Celgene Corp	664,383
1,409	*	Celldex Therapeutics, Inc	3,438
573	*	Cempra, Inc	1,318
731	*	Chimerix, Inc	3,596
600	*	Coherus Biosciences, Inc	6,750
403	*	Collegium Pharmaceutical, Inc	4,163
1,951	*	Depomed, Inc	9,443
140	*	FibroGen, Inc	7,819
182	*	Flexion Therapeutics Inc	4,006
9,477		Gilead Sciences, Inc	710,396
347	*	Inovio Pharmaceuticals, Inc	2,023
350	*	Intersect ENT, Inc	10,377
595	*	Intra-Cellular Therapies, Inc	9,276
943	*	Iovance Biotherapeutics, Inc	7,332
12,011		Johnson & Johnson	1,674,454
16,465		Merck & Co, Inc	907,057
113		Merrimack Pharmaceuticals, Inc	1,327
20	*	Mettler-Toledo International, Inc	13,653
1,644	*	Nektar Therapeutics	39,604
3,925	*	Opko Health, Inc	26,415
1,508	*	Organovo Holdings, Inc	2,398
416	*	Paratek Pharmaceuticals, Inc	8,902
1,191	*	Progenics Pharmaceuticals, Inc	7,372
31	*	Prothena Corp plc	1,799
1,274	*	Quintiles Transnational Holdings, Inc	137,719
334	*	Revance Therapeutics, Inc	8,684
1,259	*	Sangamo Biosciences, Inc	15,612
99	*	Sarepta Therapeutics, Inc	4,882
58	*	Spark Therapeutics, Inc	4,692
426	*	Sucampo Pharmaceuticals, Inc (Class A)	4,260
731	*	Teligent, Inc	4,152
216	*	TESARO, Inc	25,006
681	*	Theravance Biopharma, Inc	19,654
84	*	Ultragenyx Pharmaceutical, Inc	3,872
262	*	Versartis, Inc	472
2,162	*	Vertex Pharmaceuticals, Inc	316,149
196	*	Waters Corp	38,426
6,094		Zoetis, Inc	388,919
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	7,585,774

REAL ESTATE - 3.8%
446		Alexandria Real Estate Equities, Inc	55,286
164	*	Altisource Portfolio Solutions S.A.	4,238
1,111		American Campus Communities, Inc	46,195
4,330		American Tower Corp	622,091
88

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

1,483		Boston Properties, Inc	$179,710
5,419		Brixmor Property Group, Inc	94,670
85		Camden Property Trust	7,755
649		CatchMark Timber Trust Inc	8,307
2,890		CBL & Associates Properties, Inc	22,658
37		CyrusOne, Inc	2,272
4,210		Duke Realty Corp	119,901
820		Equinix, Inc	380,070
514		Federal Realty Investment Trust	61,947
2,232		Forest City Realty Trust, Inc	54,974
4,263		HCP, Inc	110,156
3,740		Host Marriott Corp	73,154
80	*	Howard Hughes Corp	10,210
2,463		Iron Mountain, Inc	98,520
1,112	*	iStar Financial, Inc	13,010
887		Kennedy-Wilson Holdings, Inc	17,252
1,603		Macerich Co	87,524
1,971		Paramount Group, Inc	31,378
4,655		Prologis, Inc	300,620
209		QTS Realty Trust, Inc	12,091
1,322	*	SBA Communications Corp	207,792
2,024		Senior Housing Properties Trust	37,242
262	*	Tejon Ranch Co	4,939
4,177		UDR, Inc	162,026
2,506		Vornado Realty Trust	187,599
1,999		Weingarten Realty Investors	60,870
4,799		Welltower, Inc	321,341
841		Weyerhaeuser Co	30,200
		TOTAL REAL ESTATE	3,425,998

RETAILING - 4.1%
893	*	1-800-FLOWERS.COM, Inc (Class A)	8,394
478		Advance Auto Parts, Inc	39,072
2,413		Best Buy Co, Inc	135,080
246		Big 5 Sporting Goods Corp	1,562
1,000	*	Carmax, Inc	75,100
3,507		Dollar General Corp	283,506
421		Foot Locker, Inc	12,664
562	*	FTD Cos, Inc	6,069
686	*	Genesco, Inc	16,807
989		GNC Holdings, Inc	6,765
52		Group 1 Automotive, Inc	4,086
12,173	*	Groupon, Inc	58,065
275		Haverty Furniture Cos, Inc	6,559
376	*	Hibbett Sports, Inc	4,813
1,156		HSN, Inc	43,581
207	*	Kirkland’s, Inc	2,422
2,090		Kohl’s Corp	87,278
238	*	Lands’ End, Inc	2,594
1,456	*	LKQ Corp	54,877
8,111		Lowe’s Companies, Inc	648,475
307	*	MarineMax, Inc	5,695
614	*	Murphy USA, Inc	45,657
89

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

3,495	*	NetFlix, Inc	$686,523
183		Nordstrom, Inc	7,256
751		Nutri/System, Inc	37,512
4,919		Office Depot, Inc	15,249
574	*	Overstock.com, Inc	26,347
700		PetMed Express, Inc	24,752
2,910		Pier 1 Imports, Inc	12,106
389	*	Priceline.com, Inc	743,752
509		Rent-A-Center, Inc	5,059
3,492		Ross Stores, Inc	221,707
311		Shoe Carnival, Inc	5,837
576	*	Shutterfly, Inc	24,595
380		Signet Jewelers Ltd	24,916
427	*	Ulta Beauty, Inc	86,164
361	*	Vitamin Shoppe, Inc	1,661
1,359	*	Wayfair, Inc	94,994
1,366		Williams-Sonoma, Inc	70,486
32		Winmark Corp	4,184
309	*	Zumiez, Inc	5,454
		TOTAL RETAILING	3,647,675

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.5%
2,438		Analog Devices, Inc	222,589
10,208		Applied Materials, Inc	576,038
67		Brooks Automation, Inc	2,304
472	*	First Solar, Inc	25,875
26,028		Intel Corp	1,184,014
842		Lam Research Corp	175,616
703		Microchip Technology, Inc	66,644
4,011		NVIDIA Corp	829,515
3,038	*	ON Semiconductor Corp	64,770
519		Skyworks Solutions, Inc	59,093
1,054	*	SunPower Corp	7,505
7,975		Texas Instruments, Inc	771,103
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	3,985,066

SOFTWARE & SERVICES - 13.8%
5,092		Accenture plc	724,897
503	*	Actua Corp	7,771
1,208	*	Alphabet, Inc (Class A)	1,247,912
1,228	*	Alphabet, Inc (Class C)	1,248,434
1,212	*	Autodesk, Inc	151,452
5,130		Automatic Data Processing, Inc	596,414
515	*	Black Knight, Inc	23,355
1,624		Booz Allen Hamilton Holding Co	61,371
513	*	Brightcove, Inc	4,104
815	*	Cardtronics plc	18,663
428	*	Cimpress NV	46,712
513	*	Citrix Systems, Inc	42,379
7,610		Cognizant Technology Solutions Corp (Class A)	575,849
1,483		Convergys Corp	38,158
1,540		CSRA, Inc	49,265
4,358	*	Dell Technologies, Inc-VMware Inc	360,712
90

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

2,010	*	Etsy, Inc	$33,567
304	*	Euronet Worldwide, Inc	29,379
1,005	*	Gogo, Inc	9,990
5,651		International Business Machines Corp	870,593
1,836		Intuit, Inc	277,273
637		j2 Global, Inc	47,227
755		LogMeIn, Inc	91,393
5,992		MasterCard, Inc (Class A)	891,430
30,213	d	Microsoft Corp	2,513,117
266	*	MINDBODY, Inc	8,578
294	*	New Relic, Inc	15,091
18,068		Oracle Corp	919,661
595	*	Perficient, Inc	11,573
1,156	*	Quotient Technology, Inc	18,091
6,499	*	salesforce.com, Inc	665,108
2,687	*	ServiceSource International LLC	9,351
269	*	SPS Commerce, Inc	13,224
2,432	*	Square, Inc	90,446
4,981		Symantec Corp	161,882
516	*	Syntel, Inc	12,054
128	*	Take-Two Interactive Software, Inc	14,163
525	*	Teradata Corp	17,561
591		TiVo Corp	10,727
1,726		Travelport Worldwide Ltd	27,081
903	*	Twilio, Inc	28,851
1,804	*	Unisys Corp	15,785
534	*	Vasco Data Security International	7,262
635	*	Website Pros, Inc	15,303
2,727		Western Union Co	54,158
290	*	WEX, Inc	35,841
1,459	*	Workday, Inc	161,934
		TOTAL SOFTWARE & SERVICES	12,275,142

TECHNOLOGY HARDWARE & EQUIPMENT - 4.5%
512	*	Anixter International, Inc	35,174
652		AVX Corp	12,284
246		Badger Meter, Inc	10,775
595		Belden CDT, Inc	47,546
889	*	Benchmark Electronics, Inc	27,515
29,123		Cisco Systems, Inc	994,550
1,855		Cognex Corp	228,443
393	*	Coherent, Inc	103,245
292		Comtech Telecommunications Corp	6,281
12,310		Corning, Inc	385,426
1,372	*	Cray, Inc	28,332
522		CTS Corp	14,198
1,259		Daktronics, Inc	12,930
874		Dolby Laboratories, Inc (Class A)	50,640
1,084	*	Fabrinet	40,303
594	*	FARO Technologies, Inc	30,769
12,092		Hewlett Packard Enterprise Co	168,321
25,946		HP, Inc	559,136
1,746	*	Infinera Corp	14,614
91

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY	VALUE

565	*	Insight Enterprises, Inc	$25,453
674	*	IPG Photonics Corp	143,501
550	*	Itron, Inc	42,983
3,140		Jabil Circuit, Inc	88,799
480	*	Keysight Technologies, Inc	21,442
934	*	Kimball Electronics, Inc	20,548
349		Littelfuse, Inc	72,941
228	*	Lumentum Holdings, Inc	14,398
600		Methode Electronics, Inc	28,140
504		Motorola, Inc	45,632
1,795		National Instruments Corp	80,775
461	*	Novanta, Inc	21,805
147	*	OSI Systems, Inc	12,992
556	*	Plexus Corp	34,155
241	*	Rogers Corp	36,651
1,313	*	Sanmina Corp	42,968
413	*	Scansource, Inc	17,738
644	*	Sonus Networks, Inc	5,023
666	*	Super Micro Computer, Inc	13,253
393		SYNNEX Corp	53,008
624	*	Tech Data Corp	57,889
2,521	*	Trimble Navigation Ltd	103,059
1,602	*	TTM Technologies, Inc	25,280
594		Universal Display Corp	87,021
2,244		Vishay Intertechnology, Inc	49,929
4,229		Xerox Corp	128,181
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	4,044,046

TELECOMMUNICATION SERVICES - 1.6%
8,694		CenturyLink, Inc	165,099
246		Consolidated Communications Holdings, Inc	4,716
212	*	General Communication, Inc (Class A)	8,669
11,544	*	Globalstar, Inc	18,586
232		IDT Corp (Class B)	3,058
1,290	*	Iridium Communications, Inc	15,480
277	*	Lumos Networks Corp	4,975
592		Shenandoah Telecom Co	22,496
21,590	*	Sprint Corp	141,198
22,363		Verizon Communications, Inc	1,070,517
5,690		Windstream Holdings, Inc	10,697
		TOTAL TELECOMMUNICATION SERVICES	1,465,491

TRANSPORTATION - 2.4%
449		Allegiant Travel Co	61,244
457		Arkansas Best Corp	14,898
960	*	Avis Budget Group, Inc	39,600
6,534		CSX Corp	329,510
1,244	*	Hertz Global Holdings, Inc	30,938
571		Kansas City Southern Industries, Inc	59,510
1,693		Norfolk Southern Corp	222,494
2,503	*	Spirit Airlines, Inc	92,836
5,399		Union Pacific Corp	625,150
5,727		United Parcel Service, Inc (Class B)	673,095
92

TIAA-CREF FUNDS - Social Choice Low Carbon Equity Fund

SHARES		COMPANY			VALUE

431	*	YRC Worldwide, Inc			$5,805
		TOTAL TRANSPORTATION			2,155,080

UTILITIES - 3.1%
2,953		American Water Works Co, Inc			259,155
2,682		Aqua America, Inc			95,157
7,727		Centerpoint Energy, Inc			228,565
5,583		Consolidated Edison, Inc			480,417
5,837		Edison International			466,668
7,140		Eversource Energy			447,250
1,287		New Jersey Resources Corp			57,207
620		NRG Yield, Inc (Class A)			11,377
609		Pattern Energy Group, Inc			14,050
4,105		Sempra Energy			482,337
850		Southwest Gas Corp			70,031
619		Spire, Inc			48,870
1,587	*	TerraForm Global, Inc			7,737
738		WGL Holdings, Inc			63,247
		TOTAL UTILITIES			2,732,068

		TOTAL COMMON STOCKS			88,635,165
		(Cost $74,991,559)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.5%

GOVERNMENT AGENCY DEBT - 1.5%
$1,250,000		Federal Home Loan Bank (FHLB)	0.850%	11/01/17	1,250,000
		TOTAL GOVERNMENT AGENCY DEBT			1,250,000

		TOTAL SHORT-TERM INVESTMENTS			1,250,000
		(Cost $1,250,000)
		TOTAL INVESTMENTS - 100.9%			89,885,165
		(Cost $76,241,559)
		OTHER ASSETS & LIABILITIES, NET - (0.9)%			(759,749)
		NET ASSETS - 100.0%			$89,125,416

*	Non-income producing
d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	3	12/15/17	$384,757	$385,905	$1,148
93

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SCHEDULE OF INVESTMENTS
October 31, 2017

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

BONDS - 0.0%

CORPORATE BONDS - 0.0%

HONG KONG - 0.0%
$534,000	†,m	Asia Pacific Investment Partners	15.000%	04/23/17	$53
		TOTAL HONG KONG			53

		TOTAL CORPORATE BONDS			53
		(Cost $534,000)

		TOTAL BONDS			53
		(Cost $534,000)

EQUITY-LINKED NOTES - 0.9%

UNITED STATES - 0.9%
750,000	j	Morgan Stanley BV	0.000	07/02/18	12,802,800
		TOTAL UNITED STATES			12,802,800

		TOTAL EQUITY-LINKED NOTES			12,802,800
		(Cost $12,508,917)

SHARES		COMPANY

COMMON STOCKS - 97.0%

ARGENTINA - 4.1%
832,749	*	Adecoagro S.A.			8,460,730
1,056,180	e	BBVA Banco Frances S.A. (ADR)			23,278,207
195,900		Grupo Financiero Galicia S.A. (ADR) (Class B)			10,754,910
682,748	*	YPF S.A. (ADR) (Class D)			16,768,291
		TOTAL ARGENTINA			59,262,138

BRAZIL - 7.4%
3,438,700	*	Atacadao Distribuicao Comercio e Industria Ltd			16,902,851
610,400	*	Cia Brasileira de Distribuicao Grupo Pao de Acucar			14,218,347
4,758,300		Cyrela Brazil Realty S.A.			18,618,360
2,993,300		Gerdau S.A. (Preference)			10,019,453
4,618,800	*	Petroleo Brasileiro S.A. (Preference)			23,677,827
3,389,067		Via Varejo S.A.			23,382,521
		TOTAL BRAZIL			106,819,359

CHILE - 1.8%
1,373,243,351		Corpbanca S.A.			12,801,403
1,368,639		SACI Falabella			13,073,088
		TOTAL CHILE			25,874,491

CHINA - 25.3%
390,154	*	Alibaba Group Holding Ltd (ADR)			72,135,573
152,000	*	Baidu, Inc (ADR)			37,078,880
1,620,200	e	Byd Co Ltd			14,166,598
8,978,000	*,†,e,m	China Animal Healthcare Ltd			11,508
3,633,300		China Mobile Hong Kong Ltd			36,545,057
9,938,200	*	China Unicom Ltd			14,100,904
8,674,422		Chongqing Changan Automobile Co Ltd			11,352,559
14,443,400		CNOOC Ltd			19,720,915
20,291,034		Industrial & Commercial Bank of China			16,144,866
424,300	*	JD.com, Inc (ADR)			15,919,736
94

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

63,700		Netease.com (ADR)	$17,958,304
7,935,900		PICC Property & Casualty Co Ltd	15,748,712
6,664,100		Ping An Insurance Group Co of China Ltd	58,563,702
771,800		Tencent Holdings Ltd	34,688,620
		TOTAL CHINA	364,135,934

COLOMBIA - 1.3%
3,351,100		Almacenes Exito S.A.	18,000,024
		TOTAL COLOMBIA	18,000,024

GREECE - 0.2%
1,164,300	*	Piraeus Bank S.A.	3,349,348
		TOTAL GREECE	3,349,348

HONG KONG - 2.6%
22,290	*,†,m	Asia Pacific Investment Partners Limited	29
621,536	*,†,m	China Metal Recycling Holdings Ltd	797
1,490,317		Melco Crown Entertainment Ltd (ADR)	37,675,214
22,290	*,†,m	Mongolian Metals Corporation	0
		TOTAL HONG KONG	37,676,040

INDIA - 6.2%
562,000		Capital First Ltd	6,552,936
597,400		Indiabulls Housing Finance Ltd	11,485,470
727,300		Infosys Technologies Ltd	10,355,341
730,100		Larsen & Toubro Ltd	13,789,820
849,100	*	Multi Commodity Exchange of India Ltd	13,829,309
739,958	*	Phoenix Mills Ltd	6,019,623
797,400		Reliance Industries Ltd	11,593,095
633,253	*	Yatra Online, Inc	5,572,626
7,975,788	*	Zee Entertainment Enterprises Ltd	9,570,455
		TOTAL INDIA	88,768,675

INDONESIA - 0.3%
73,665,400		PT Lippo Karawaci Tbk	3,747,770
		TOTAL INDONESIA	3,747,770

ITALY - 1.3%
5,437,100		Prada S.p.A	18,752,885
		TOTAL ITALY	18,752,885

KOREA, REPUBLIC OF - 9.9%
37,300		LG Chem Ltd	13,448,758
45,100		POSCO	13,145,992
37,239		Samsung Electronics Co Ltd	91,798,034
67,900		Samsung SDI Co Ltd	12,510,467
241,700		Shinhan Financial Group Co Ltd	10,856,727
		TOTAL KOREA, REPUBLIC OF	141,759,978

MEXICO - 1.4%
12,882,200	*,e	Becle SAB de C.V.	20,635,172
		TOTAL MEXICO	20,635,172
95

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY	VALUE

PERU - 0.5%
464,759		Cia de Minas Buenaventura S.A. (ADR) (Series B)	$6,409,027
		TOTAL PERU	6,409,027

PHILIPPINES - 1.6%
37,343,600	*	Alliance Global Group, Inc	11,573,803
88,606,300	*,n	Melco Resorts And Entertainment Philippines Corp	11,651,501
		TOTAL PHILIPPINES	23,225,304

RUSSIA - 6.3%
557,300	*	Mail.ru (GDR)	18,107,559
150,652		Polyus PJSC (GDR)	6,184,264
3,370,857		Sberbank of Russian Federation (ADR)	48,379,244
441,200	*	X 5 Retail Group NV (GDR)	18,133,320
		TOTAL RUSSIA	90,804,387

SINGAPORE - 1.3%
1,282,994	*	Sea Ltd (ADR)	19,347,550
		TOTAL SINGAPORE	19,347,550

SOUTH AFRICA - 7.7%
907,300		Aspen Pharmacare Holdings Ltd	20,500,072
316,217		Naspers Ltd (N Shares)	77,040,737
901,500	e	Shoprite Holdings Ltd	12,902,664
		TOTAL SOUTH AFRICA	110,443,473

SRI LANKA - 0.9%
11,956,700		John Keells Holdings plc	12,421,737
		TOTAL SRI LANKA	12,421,737

TAIWAN - 8.8%
10,932,000		Fubon Financial Holding Co Ltd	17,422,429
10,285,300		Hon Hai Precision Industry Co, Ltd	38,229,872
1,479,800		MediaTek, Inc	16,839,403
6,738,900		Taiwan Semiconductor Manufacturing Co Ltd	54,479,284
		TOTAL TAIWAN	126,970,988

THAILAND - 1.0%
2,229,700		Kasikornbank PCL - NVDR	14,767,938
		TOTAL THAILAND	14,767,938

TURKEY - 1.1%
4,066,700		Turkcell Iletisim Hizmet AS	15,238,918
		TOTAL TURKEY	15,238,918

UNITED ARAB EMIRATES - 1.4%
9,136,200	*	Emaar Properties PJSC	20,617,266
		TOTAL UNITED ARAB EMIRATES	20,617,266

URUGUAY - 4.6%
6,622,107	*,a,n	Arcos Dorados Holdings, Inc	66,221,070
		TOTAL URUGUAY	66,221,070

		TOTAL COMMON STOCKS	1,395,249,472
		(Cost $1,164,256,482)
96

TIAA-CREF FUNDS - Emerging Markets Equity Fund

SHARES		COMPANY			VALUE

PREFERRED STOCKS - 0.0%

PHILIPPINES - 0.0%
1,721,900	*,†,m	Ayala Land, Inc (Preferred B)			$3,335
		TOTAL PHILIPPINES			3,335

		TOTAL PREFERRED STOCKS			3,335
		(Cost $4,057)

PURCHASED OPTIONS - 0.2%

HONG KONG - 0.2%
1,400,000		Melco Resorts & Entertainment Ltd			3,360,000
		TOTAL HONG KONG			3,360,000

		TOTAL PURCHASED OPTIONS			3,360,000
		(cost $2,754,500)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 2.9%

GOVERNMENT AGENCY DEBT - 1.8%
$26,400,000		Federal Home Loan Bank (FHLB)	0.850%	11/01/17	26,400,000
		TOTAL GOVERNMENT AGENCY DEBT			26,400,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.1%
15,425,605	c	State Street Navigator Securities Lending Government Money Market Portfolio			15,425,605
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			15,425,605

		TOTAL SHORT-TERM INVESTMENTS			41,825,605
		(Cost $41,825,605)
		TOTAL INVESTMENTS - 101.0%			1,453,241,265
		(Cost $1,221,883,561)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%			(14,547,010)
		NET ASSETS - 100.0%			$1,438,694,255
97

TIAA-CREF FUNDS - Emerging Markets Equity Fund

Abbreviation(s):
ADR American Depository Receipt
GDR Global Depository Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
a	Affiliated holding
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $14,038,049.
j	Zero coupon
m	Indicates a security that has been deemed illiquid.
n	All or a portion of these securities have been segregated by the custodian to cover requirements on open written options contracts.

Purchased options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Melco Resorts & Entertainment Ltd, Call	14,000	$2,754,500	$25.00	4/20/18	$3,360,000

Written options outstanding as of October 31, 2017 were as follows (See Note 3):

Description/underlying investment	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Melco Resorts & Entertainment Ltd, Put	14,000	$(829,481)	$19.00	4/20/18	$(595,000)
98

TIAA-CREF FUNDS - Emerging Markets Equity Fund

TIAA-CREF FUNDS
EMERGING MARKETS EQUITY FUND
SUMMARY OF MARKET VALUES BY SECTOR
October 31, 2017

SECTOR	VALUE	% OF NET ASSETS
INFORMATION TECHNOLOGY	$423,528,887	29.4%
CONSUMER DISCRETIONARY	326,357,350	22.7
FINANCIALS	276,738,083	19.3
CONSUMER STAPLES	109,253,109	7.6
ENERGY	71,760,128	5.0
TELECOMMUNICATION SERVICES	65,884,878	4.6
MATERIALS	49,208,291	3.4
INDUSTRIALS	37,785,360	2.6
REAL ESTATE	30,387,994	2.1
HEALTH CARE	20,511,580	1.4
SHORT-TERM INVESTMENTS	41,825,605	2.9
OTHER ASSETS & LIABILITIES, NET	(14,547,010)	(1.0)

NET ASSETS	$1,438,694,255	100.0%
99

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRALIA - 7.4%
272,969		AGL Energy Ltd	$5,285,055
550,954		Aristocrat Leisure Ltd	9,960,289
114,801		Australian Stock Exchange Ltd	4,749,903
182,874		BHP Billiton Ltd	3,765,156
846,597		BHP Billiton plc	15,328,176
233,921		Caltex Australia Ltd	6,141,927
107,152		CIMIC Group Ltd	3,975,219
8,377		Cochlear Ltd	1,128,418
89,229		Commonwealth Bank of Australia	5,307,807
83,548		Computershare Ltd	998,777
34,306		CSL Ltd	3,652,253
2,119,081		Fortescue Metals Group Ltd	7,534,615
772,884	e	Harvey Norman Holdings Ltd	2,238,790
227,213		Macquarie Group Ltd	17,140,918
113,643		Medibank Pvt Ltd	267,490
70,786		Mirvac Group	130,837
354,780		National Australia Bank Ltd	8,889,427
64,181		Newcrest Mining Ltd	1,097,341
316,133		Orica Ltd	5,063,548
656,461		Qantas Airways Ltd	3,098,252
57,040		Ramsay Health Care Ltd	2,924,420
653,917		Scentre Group	2,016,312
1,117,537		South32 Ltd	2,919,067
262,110		Stockland Trust Group	908,459
1,985,454		Telstra Corp Ltd	5,388,492
147,476	e	TPG Telecom Ltd	610,408
48,816		Wesfarmers Ltd	1,563,616
716,396		Westpac Banking Corp	18,145,906
		TOTAL AUSTRALIA	140,230,878

AUSTRIA - 0.5%
149,110		OMV AG.	8,948,592
19,233		Voestalpine AG.	1,057,398
		TOTAL AUSTRIA	10,005,990

BELGIUM - 1.1%
22,638		Anheuser-Busch InBev S.A.	2,775,897
205,445		KBC Groep NV	17,066,091
		TOTAL BELGIUM	19,841,988

DENMARK - 1.7%
17,708		Danske Bank AS	675,799
241,804		Novo Nordisk AS	12,039,137
100

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

212,141		Vestas Wind Systems AS	$18,728,819
		TOTAL DENMARK	31,443,755

FINLAND - 1.4%
65,735		Elisa Oyj (Series A)	2,646,959
92,282		Neste Oil Oyj	5,137,459
631,613		UPM-Kymmene Oyj	18,968,765
		TOTAL FINLAND	26,753,183

FRANCE - 10.0%
117,896		Atos Origin S.A.	18,311,101
48,192		AXA S.A.	1,454,839
365,176		BNP Paribas	28,501,774
234,415		Bouygues S.A.	11,250,436
24,470		Cap Gemini S.A.	2,972,713
183,920		CNP Assurances	4,278,438
1,095,955		Credit Agricole S.A.	19,127,937
3,878		Eiffage S.A.	405,079
57,057	e	Engie S.A.	964,375
20,471		Klepierre	814,912
51,512		LVMH Moet Hennessy Louis Vuitton S.A.	15,364,127
147,526		Michelin (C.G.D.E.) (Class B)	21,353,851
707,728		Peugeot S.A.	16,791,238
292,501		Sanofi-Aventis	27,695,909
127,296		Total S.A.	7,095,236
170,831		Valeo S.A.	11,565,967
		TOTAL FRANCE	187,947,932

GERMANY - 10.2%
120,007		Allianz AG.	28,016,690
144,026		BASF SE	15,749,722
186,512		Bayer AG.	24,261,261
5,314		Bayerische Motoren Werke AG.	545,005
73,176		Continental AG.	18,622,860
193,072	g	Covestro AG.	18,559,924
64,072		Daimler AG. (Registered)	5,349,124
190,998		Deutsche Annington Immobilien SE	8,437,042
523,305		Deutsche Lufthansa AG.	16,812,663
206,963		Deutsche Post AG.	9,487,201
1,415,608		E.ON AG.	16,767,076
9,324		Henkel KGaA	1,175,973
170,494	g	Innogy SE	7,928,986
107,307		SAP AG.	12,261,163
31,264		Siemens AG.	4,490,533
54,341		TUI AG. (DI)	981,460
7,745		United Internet AG.	491,191
14,676		Volkswagen AG.	2,740,708
		TOTAL GERMANY	192,678,582

HONG KONG - 3.4%
1,433,775		AIA Group Ltd	10,804,181
914,000		CK Asset Holdings Ltd	7,522,066
328,340		CK Hutchison Holdings Ltd	4,170,479
101

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

504,500		CLP Holdings Ltd	$5,134,767
62,764		Hong Kong Exchanges and Clearing Ltd	1,748,871
176,374	*	I-Cable Communications Ltd	5,525
121,100		Jardine Matheson Holdings Ltd	7,757,852
1,038,000		Sun Hung Kai Properties Ltd	16,981,049
9,104,000	g	WH Group Ltd	9,225,820
170,000		Wheelock & Co Ltd	1,184,295
		TOTAL HONG KONG	64,534,905

IRELAND - 0.3%
56,255	*	Ryanair Holdings plc (ADR)	6,306,748
		TOTAL IRELAND	6,306,748

ISRAEL - 0.2%
27,877		Azrieli Group	1,574,920
13,434	*	Check Point Software Technologies	1,581,316
		TOTAL ISRAEL	3,156,236

ITALY - 2.1%
225,669		Assicurazioni Generali S.p.A.	4,107,120
2,080,572		Banca Intesa S.p.A. RSP	6,557,343
1,232,449		Enel S.p.A.	7,643,241
15,410		Ferrari NV	1,845,161
1,181,365		Mediobanca S.p.A.	12,941,073
9,537,692		Telecom Italia RSP	6,776,263
		TOTAL ITALY	39,870,201

JAPAN - 23.5%
253,200		Aisin Seiki Co Ltd	13,116,374
25,800		Ajinomoto Co, Inc	519,008
106,100		Alfresa Holdings Corp	2,027,265
364,000	*	All Nippon Airways Co Ltd	13,990,337
265,200		Asahi Glass Co Ltd	10,393,235
353,200	*	Ashikaga Holdings Co Ltd	1,473,516
534,900		Canon, Inc	20,094,627
151,600		Chubu Electric Power Co, Inc	1,955,107
152,413		Concordia Financial Group Ltd	807,193
28,200		Credit Saison Co Ltd	567,816
329,900		Daiwa House Industry Co Ltd	12,091,792
6,300		Denso Corp	346,966
27,200		FamilyMart Co Ltd	1,545,978
15,900		Fanuc Ltd	3,717,800
20,200		Fast Retailing Co Ltd	6,758,416
98,700		Honda Motor Co Ltd	3,092,967
69,500		Itochu Corp	1,217,406
358,200		Japan Post Bank Co Ltd	4,536,536
244,400		Japan Post Holdings Co Ltd	2,827,323
265,500		Japan Tobacco, Inc	8,788,096
202,100		JFE Holdings, Inc	4,343,386
813,200		JX Holdings, Inc	4,199,199
1,381,000		Kajima Corp	14,323,020
48,800		Kamigumi Co Ltd	1,168,222
17,100		Kao Corp	1,033,440
102

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

281,900		KDDI Corp	$7,510,559
8,100		Keyence Corp	4,497,321
683,600		Kirin Brewery Co Ltd	16,409,044
151,000		Koito Manufacturing Co Ltd	10,125,181
42,300		Komatsu Ltd	1,382,184
91,300		Kyocera Corp	6,106,839
486,535	e	Kyushu Electric Power Co, Inc	5,549,464
296,600		Kyushu Financial Group, Inc	1,885,238
13,500		Lawson, Inc	881,533
118,500		M3, Inc	3,534,444
67,300		Maruichi Steel Tube Ltd	2,056,099
57,000		Miraca Holdings, Inc	2,652,039
1,117,900		Mitsubishi Chemical Holdings Corp	11,676,814
623,385		Mitsubishi Corp	14,598,386
284,700		Mitsubishi Electric Corp	4,872,211
235,625		Mitsubishi Gas Chemical Co, Inc	5,764,015
322,200		Mitsubishi UFJ Financial Group, Inc	2,185,528
103,400	*	Mitsui Chemicals, Inc	3,188,433
486,000		Mitsui Sumitomo Insurance Group Holdings, Inc	16,510,549
9,900		Murata Manufacturing Co Ltd	1,555,903
19,400		Nidec Corp	2,579,869
28,400		Nintendo Co Ltd	11,018,108
317		Nippon ProLogis REIT, Inc	666,528
279,200		Nippon Telegraph & Telephone Corp	13,498,628
2,000		Nitto Denko Corp	185,975
185,700		NOK Corp	4,561,330
2,252,500		Nomura Holdings, Inc	12,890,538
4,032		Nomura Real Estate Master Fund, Inc	5,038,892
69,172		NTT DoCoMo, Inc	1,675,259
155,700		ORIX Corp	2,677,044
40,176		Pola Orbis Holdings, Inc	1,280,590
239,400	*	Recruit Holdings Co Ltd	5,869,524
20,900		Rohm Co Ltd	1,945,523
180,800		SBI Holdings, Inc	2,853,328
336,300		Seibu Holdings, Inc	6,012,288
786,900		Sekisui House Ltd	14,713,818
41,300		Seven & I Holdings Co Ltd	1,664,574
216,800		Shionogi & Co Ltd	11,671,876
8,200		Shiseido Co Ltd	338,230
18,500		Softbank Corp	1,639,509
53,900		Start Today Co Ltd	1,476,301
297,600		Sumitomo Corp	4,304,516
260,191		Suzuki Motor Corp	14,251,510
27,000		Sysmex Corp	1,847,872
18,400		Taisei Corp	1,019,489
17,800		Taisho Pharmaceutical Holdings Co Ltd	1,355,582
37,900		Takeda Pharmaceutical Co Ltd	2,136,987
205,200		Tanabe Seiyaku Co Ltd	4,516,325
117,700		Teijin Ltd	2,491,150
13,500		Terumo Corp	562,549
164,500		Tokio Marine Holdings, Inc	7,091,137
79,200		Tokyo Electron Ltd	13,945,510
54,500		Tokyu Corp	824,425
103

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

497,000	*,e	Toshiba Corp	$1,438,046
50,700		Toyota Industries Corp	3,120,660
258,176		Toyota Motor Corp	16,013,638
112,400		Toyota Tsusho Corp	4,088,047
68,300		Yamaha Motor Co Ltd	2,049,861
		TOTAL JAPAN	443,191,845

JORDAN - 0.2%
207,266		Hikma Pharmaceuticals plc	3,203,712
		TOTAL JORDAN	3,203,712

LUXEMBOURG - 0.0%
4,098		RTL Group	304,484
		TOTAL LUXEMBOURG	304,484

NETHERLANDS - 3.5%
12,132		ASML Holding NV	2,188,968
890,093		ING Groep NV	16,448,441
270,380		Randstad Holdings NV	16,634,351
567,933		Royal Dutch Shell plc (A Shares)	17,878,407
431,174		Royal Dutch Shell plc (B Shares)	13,882,625
		TOTAL NETHERLANDS	67,032,792

NEW ZEALAND - 0.1%
244,767		Ryman Healthcare Ltd	1,557,695
110,363		Telecom Corp of New Zealand Ltd	278,061
		TOTAL NEW ZEALAND	1,835,756

NORWAY - 1.0%
23,477		DNB NOR Holding ASA	453,092
322,540		PAN Fish ASA	6,298,375
9,437		Schibsted ASA (B Shares)	221,459
578,195	e	Telenor ASA	12,277,243
		TOTAL NORWAY	19,250,169

PORTUGAL - 0.3%
279,033		Jeronimo Martins SGPS S.A.	5,069,791
		TOTAL PORTUGAL	5,069,791

SINGAPORE - 1.3%
1,198,096		CapitaLand Ltd	3,226,463
969,436		DBS Group Holdings Ltd	16,188,179
1,304,600		Golden Agri-Resources Ltd	378,115
457,100		Oversea-Chinese Banking Corp	3,992,137
135,900		Singapore Airlines Ltd	1,024,190
		TOTAL SINGAPORE	24,809,084

SOUTH AFRICA - 0.2%
670,688		Investec plc	4,589,259
		TOTAL SOUTH AFRICA	4,589,259
104

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY	VALUE

SPAIN - 3.7%
224,248		ACS Actividades Construccion y Servicios S.A.	$8,839,646
57,944	g	Aena S.A.	10,631,189
71,875		Amadeus IT Holding S.A.	4,876,639
81,983		Banco Bilbao Vizcaya Argentaria S.A.	716,898
3,717,221		Banco Santander S.A.	25,200,193
20,806		Endesa S.A.	476,213
274,934		Gamesa Corp Tecnologica S.A.	3,986,486
851,549		Repsol YPF S.A.	15,957,513
		TOTAL SPAIN	70,684,777

SWEDEN - 2.6%
123,464	e	Atlas Copco AB (A Shares)	5,414,075
153,979		ICA Gruppen AB	5,678,628
295,727		Nordea Bank AB	3,573,774
315,415		Swedish Match AB	11,881,988
828,026		Tele2 AB (B Shares)	10,532,274
585,776		Volvo AB (B Shares)	11,602,020
		TOTAL SWEDEN	48,682,759

SWITZERLAND - 8.4%
144,194		Adecco S.A.	11,439,964
210,094		Holcim Ltd	11,862,934
1,588		Kuehne & Nagel International AG.	277,449
569,686		Nestle S.A.	47,932,526
300,556		Novartis AG.	24,789,628
1,560		Partners Group	1,049,237
114,378		Roche Holding AG.	26,436,299
10,749		Schindler Holding AG. (Registered)	2,373,948
611,844		STMicroelectronics NV	14,403,618
1,624		Swisscom AG.	820,485
77,846		Wolseley plc	5,443,768
38,167		Zurich Financial Services AG.	11,647,235
		TOTAL SWITZERLAND	158,477,091

UNITED KINGDOM - 15.6%
475,286		Ashtead Group plc	12,243,136
277,412		AstraZeneca plc (ADR)	9,570,714
176,304	g	Auto Trader Group plc	801,709
1,115,020		Barratt Developments plc	9,694,897
230,017		Berkeley Group Holdings plc	11,428,646
463,893		BP plc (ADR)	18,866,528
502,527		British American Tobacco plc	32,468,182
211,841		BT Group plc	729,905
26,846		Coca-Cola European Partners plc	1,101,228
50,434		Diageo plc	1,722,261
132,013	*	Fiat DaimlerChrysler Automobiles NV	2,282,673
460,585		GlaxoSmithKline plc	8,266,271
3,822,592		HSBC Holdings plc	37,328,062
78,517		International Consolidated Airlines Group S.A.	662,739
4,799,474		Legal & General Group plc	17,016,875
9,715,384		Lloyds TSB Group plc	8,806,320
211,064		National Grid plc	2,540,673
5,756		Persimmon plc	214,208
105

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

SHARES		COMPANY			VALUE

21,841	e	Provident Financial plc			$270,211
27,140		Rio Tinto Ltd			1,446,189
361,766		Rio Tinto plc			17,097,282
404,831		Sage Group plc			4,007,262
23,513		Schroders plc			1,090,929
462,736		Scottish & Southern Energy plc			8,498,563
625,077		Segro plc			4,512,495
565,356		Smith & Nephew plc			10,663,504
139,831		Smiths Group plc			2,917,697
42,482		St. James’s Place plc			663,989
465,878		Standard Life plc			2,658,405
256,089		Tate & Lyle plc			2,199,875
1,931,497		Taylor Wimpey plc			5,118,617
334,464		Unilever NV			19,428,981
399,193		Unilever plc			22,623,844
9,480		United Utilities Group plc			104,883
466,823		Vodafone Group plc (ADR)			13,528,531
576,151		WM Morrison Supermarkets plc			1,715,612
		TOTAL UNITED KINGDOM			294,291,896

UNITED STATES - 0.7%
175,000		iShares MSCI EAFE Index Fund			12,185,250
26,749	*	QIAGEN NV			907,505
		TOTAL UNITED STATES			13,092,755

		TOTAL COMMON STOCKS			1,877,286,568
		(Cost $1,585,287,179)

RIGHTS / WARRANTS - 0.0%

SPAIN - 0.0%
3,717,221		Banco Santander S.A.			177,530
		TOTAL SPAIN			177,530

		TOTAL RIGHTS / WARRANTS			177,530
		(Cost $175,104)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 0.4%
$6,950,000		Federal Home Loan Bank (FHLB)	0.850%	11/01/17	6,950,000
		TOTAL GOVERNMENT AGENCY DEBT			6,950,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
23,976,504	c	State Street Navigator Securities Lending Government Money Market Portfolio			23,976,504
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			23,976,504

		TOTAL SHORT-TERM INVESTMENTS			30,926,504
		(Cost $30,926,504)
106

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

VALUE

TOTAL INVESTMENTS - 101.1%	$1,908,390,602
(Cost $1,616,388,787)
OTHER ASSETS & LIABILITIES, NET - (1.1)%	(20,081,412)
NET ASSETS - 100.0%	$1,888,309,190

Abbreviation(s):
ADR American Depository Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $22,807,978.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2017, the aggregate value of these securities amounted to $47,147,628 or 2.5% of net assets.
107

TIAA-CREF FUNDS - Enhanced International Equity Index Fund

TIAA-CREF FUNDS
ENHANCED INTERNATIONAL EQUITY INDEX FUND
SUMMARY OF MARKET VALUES BY SECTOR
October 31, 2017

SECTOR	VALUE	% OF NET ASSETS
FINANCIALS	$410,143,369	21.6%
INDUSTRIALS	271,772,944	14.4
CONSUMER DISCRETIONARY	226,256,112	12.0
CONSUMER STAPLES	205,701,204	10.9
HEALTH CARE	187,401,664	9.9
MATERIALS	150,155,990	8.0
INFORMATION TECHNOLOGY	122,058,289	6.5
ENERGY	98,107,487	5.2
TELECOMMUNICATION SERVICES	77,912,575	4.1
REAL ESTATE	65,106,060	3.5
UTILITIES	62,848,404	3.3
SHORT-TERM INVESTMENTS	30,926,504	1.7
OTHER ASSETS & LIABILITIES, NET	(20,081,412)	(1.1)

NET ASSETS	$1,888,309,190	100.0%
108

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 97.8%

AUSTRALIA - 7.9%
32,533		BHP Billiton Ltd	$669,815
140,348		BHP Billiton plc	2,541,090
15,506		Newcrest Mining Ltd	265,115
		TOTAL AUSTRALIA	3,476,020

AUSTRIA - 0.2%
1,533		OMV AG.	92,000
		TOTAL AUSTRIA	92,000

BRAZIL - 3.7%
14,285		Fibria Celulose S.A.	228,556
154,159	*	Petroleo Brasileiro S.A.	820,912
23,478		Suzano Papel e Celulose S.A.	145,908
46,498		Vale S.A.	456,267
		TOTAL BRAZIL	1,651,643

CANADA - 12.9%
11,643		Agrium, Inc	1,267,545
34,575		Barrick Gold Corp (Canada)	499,557
16,734		Canadian Natural Resources Ltd (Canada)	583,958
45,272		Cenovus Energy, Inc (Toronto)	439,350
2,819		Franco-Nevada Corp	224,017
83,976	*	Kinross Gold Corp	331,972
60,446		Suncor Energy, Inc	2,052,193
4,721		West Fraser Timber Co Ltd	287,154
		TOTAL CANADA	5,685,746

CHILE - 2.0%
15,270		Antofagasta plc	193,526
11,248		Sociedad Quimica y Minera de Chile S.A. (ADR)	671,956
		TOTAL CHILE	865,482

FINLAND - 2.7%
20,617		Stora Enso Oyj (R Shares)	322,207
29,485		UPM-Kymmene Oyj	885,501
		TOTAL FINLAND	1,207,708

FRANCE - 1.2%
9,386		Total S.A.	523,158
		TOTAL FRANCE	523,158

GERMANY - 2.4%
4,951	*	Linde AG.	1,066,638
		TOTAL GERMANY	1,066,638
109

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY	VALUE

INDIA - 0.7%
25,705		JSW Steel Ltd	$102,704
18,365	*	United Phosphorus Ltd	226,933
		TOTAL INDIA	329,637

ITALY - 0.7%
17,748		ENI S.p.A.	290,145
		TOTAL ITALY	290,145

JERSEY, C.I. - 0.5%
2,044		Randgold Resources Ltd	200,859
		TOTAL JERSEY, C.I.	200,859

LUXEMBOURG - 1.7%
26,563	*	ArcelorMittal	760,646
		TOTAL LUXEMBOURG	760,646

MALAYSIA - 0.4%
28,701		Kuala Lumpur Kepong BHD	166,776
		TOTAL MALAYSIA	166,776

MEXICO - 0.2%
5,610		Fresnillo plc	97,021
		TOTAL MEXICO	97,021

NETHERLANDS - 1.8%
25,775		Royal Dutch Shell plc (A Shares)	811,391
		TOTAL NETHERLANDS	811,391

SOUTH AFRICA - 1.7%
10,506		AngloGold Ashanti Ltd	96,934
24,378		Gold Fields Ltd	97,039
17,635		Mondi plc	426,488
20,299		Sappi Ltd	135,932
		TOTAL SOUTH AFRICA	756,393

SWITZERLAND - 5.6%
516,151		Glencore Xstrata plc	2,489,499
		TOTAL SWITZERLAND	2,489,499

UNITED KINGDOM - 5.9%
28,968		BP plc	196,480
9,407		Rio Tinto Ltd	501,264
39,875		Rio Tinto plc	1,884,517
		TOTAL UNITED KINGDOM	2,582,261

UNITED STATES - 43.3%
32,695	*	AK Steel Holding Corp	150,070
42,591		Archer Daniels Midland Co	1,740,694
4,958		Ashland Global Holdings, Inc	337,045
110

TIAA-CREF FUNDS - Global Natural Resources Fund

SHARES		COMPANY			VALUE

13,197	*	Berry Plastics Group, Inc			$784,561
26,292		Bunge Ltd			1,808,364
14,427	*	Concho Resources, Inc			1,936,248
15,870	*	Continental Resources, Inc			646,068
6,518	*	Diamondback Energy, Inc			698,469
20,660		EOG Resources, Inc			2,063,314
22,683		Exxon Mobil Corp			1,890,628
13,807	*	Freeport-McMoRan Copper & Gold, Inc (Class B)			193,022
10,782	*	Matador Resources Co			286,262
23,013		Monsanto Co			2,786,874
33,399	*	Parsley Energy, Inc			888,413
1,322		Pioneer Natural Resources Co			197,864
24,687	*	RSP Permian, Inc			849,480
4,613		Steel Dynamics, Inc			171,650
31,977		Tronox Ltd			846,431
13,601		Valvoline, Inc			326,696
6,196		WR Grace & Co			473,932
		TOTAL UNITED STATES			19,076,085

ZAMBIA - 2.3%
89,821		First Quantum Minerals Ltd			1,004,664
		TOTAL ZAMBIA			1,004,664

		TOTAL COMMON STOCKS			43,133,772
		(Cost $37,436,908)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.7%

GOVERNMENT AGENCY DEBT - 1.7%
$750,000		Federal Home Loan Bank (FHLB)	0.850%	11/01/17	750,000
		TOTAL GOVERNMENT AGENCY DEBT			750,000

		TOTAL SHORT-TERM INVESTMENTS			750,000
		(Cost $750,000)
		TOTAL INVESTMENTS - 99.5%			43,883,772
		(Cost $38,186,908)
		OTHER ASSETS & LIABILITIES, NET - 0.5%			224,373
		NET ASSETS - 100.0%			$44,108,145

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
111

TIAA-CREF FUNDS - Global Natural Resources Fund

TIAA-CREF FUNDS

GLOBAL NATURAL RESOURCES FUND

SUMMARY OF MARKET VALUES BY SECTOR

October 31, 2017

SECTOR	VALUE	% OF NET ASSETS
MATERIALS	$24,151,605	54.8%
ENERGY	15,266,333	34.6
CONSUMER STAPLES	3,715,834	8.4
SHORT-TERM INVESTMENTS	750,000	1.7
OTHER ASSETS & LIABILITIES, NET	224,373	0.5

NET ASSETS	$44,108,145	100.0%
112

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 100.3%

ARGENTINA - 1.1%
198,673		Grupo Financiero Galicia S.A. (ADR) (Class B)	$10,907,148
1,640,274		Grupo Supervielle S.A. (ADR)	43,975,746
		TOTAL ARGENTINA	54,882,894

AUSTRIA - 0.8%
1,643,948		Wienerberger AG.	42,179,503
		TOTAL AUSTRIA	42,179,503

CANADA - 0.3%
482,979		Suncor Energy, Inc	16,397,551
		TOTAL CANADA	16,397,551

CHINA - 1.0%
96,449	*	Alibaba Group Holding Ltd (ADR)	17,832,456
675,897		Tencent Holdings Ltd	30,378,251
		TOTAL CHINA	48,210,707

DENMARK - 1.7%
856,552		DSV AS	66,233,667
386,430		Novo Nordisk AS	19,239,895
		TOTAL DENMARK	85,473,562

FRANCE - 22.9%
5,991,532		Accor S.A.	298,904,625
4,555,150	*,g	ALD S.A.	63,446,042
1,638,022		Compagnie de Saint-Gobain	96,041,980
244,758		Kering	112,247,305
887,912		Nexity	54,572,985
2,552,503		Schneider Electric S.A.	224,265,917
2,560,927		Societe Generale	142,527,040
1,761,982	e	Vinci S.A.	172,634,698
		TOTAL FRANCE	1,164,640,592

GERMANY - 19.0%
987,980		Bayerische Motoren Werke AG.	101,327,463
2,835,490		Daimler AG. (Registered)	236,724,133
434,362		Deutsche Post AG.	19,911,189
678,306		Henkel KGaA (Preference)	95,245,219
1,651,794		Lanxess AG.	129,514,884
1,258,417	*	Linde AG.	271,111,993
2,950,735		TUI AG.	53,420,471
3,149,229		TUI AG. (DI)	56,878,670
		TOTAL GERMANY	964,134,022
113

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

HONG KONG - 1.0%
2,097,694		Melco Crown Entertainment Ltd (ADR)	$53,029,704
		TOTAL HONG KONG	53,029,704

INDIA - 9.9%
3,222,694		Asian Paints Ltd	58,848,615
7,172,036		Crompton Greaves Consumer Electricals Ltd	24,519,093
157,053		Eicher Motors Ltd	78,225,079
3,724,695		Havells India Ltd	27,912,945
2,941,639		HDFC Bank Ltd	82,219,754
4,785,585		Housing Development Finance Corp	126,209,264
2,910,634		IndusInd Bank Ltd	73,155,790
15,807	*	Pidilite Industries Ltd	191,008
4,082,075	g	RBL Bank Ltd	33,144,540
		TOTAL INDIA	504,426,088

ITALY - 6.6%
7,716,360		Mediobanca S.p.A.	84,527,624
1,750,598		Moncler S.p.A	49,696,991
4,055,800		Prada S.p.A	13,988,698
9,795,406	*	UniCredit S.p.A	187,196,384
		TOTAL ITALY	335,409,697

JAPAN - 17.1%
12,651,895		Hitachi Ltd	100,751,407
2,279,115	*	Ishikawajima-Harima Heavy Industries Co Ltd	82,091,279
2,907,277		Komatsu Ltd	94,997,460
1,207,973		Konami Corp	58,834,590
5,486,200		Mitsubishi UFJ Financial Group, Inc	37,213,673
189,935		Nintendo Co Ltd	73,687,480
748,687		Shin-Etsu Chemical Co Ltd	78,421,021
4,099,168		Sony Corp	171,487,386
675,889		Sony Financial Holdings, Inc	11,228,867
2,596,400		Toyota Motor Corp	161,044,444
		TOTAL JAPAN	869,757,607

NETHERLANDS - 0.8%
427,657		Heineken NV	41,667,816
		TOTAL NETHERLANDS	41,667,816

SWEDEN - 2.1%
2,957,333		Electrolux AB (Series B)	104,531,583
		TOTAL SWEDEN	104,531,583

SWITZERLAND - 9.0%
54,589		Burckhardt Compression Holding AG.	16,262,704
15,458,264		Credit Suisse Group	243,604,019
46,504		Geberit AG.	21,054,844
18,077,438		Glencore Xstrata plc	87,191,087
475,883		Swatch Group AG. (Registered)	35,870,446
432,160		Vifor Pharma AG.	55,584,792
		TOTAL SWITZERLAND	459,567,892
114

TIAA-CREF FUNDS - International Equity Fund

SHARES		COMPANY	VALUE

UNITED KINGDOM - 7.0%
9,427,143		CNH Industrial NV	$120,277,554
1,663,219		Diageo plc	56,796,954
82,192,152		Lloyds TSB Group plc	74,501,473
5,252,159		Travis Perkins plc	106,029,956
		TOTAL UNITED KINGDOM	357,605,937

		TOTAL COMMON STOCKS	5,101,915,155
		(Cost $4,353,609,169)

SHORT-TERM INVESTMENTS - 3.2%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
165,319,812	c	State Street Navigator Securities Lending Government Money Market Portfolio	165,319,812
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	165,319,812

		TOTAL SHORT-TERM INVESTMENTS	165,319,812
		(Cost $165,319,812)
		TOTAL INVESTMENTS - 103.5%	5,267,234,967
		(Cost $4,518,928,981)
		OTHER ASSETS & LIABILITIES, NET - (3.5)%	(178,910,317)
		NET ASSETS - 100.0%	$5,088,324,650

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $158,046,153.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2017, the aggregate value of these securities amounted to $96,590,582 or 1.9% of net assets.
115

TIAA-CREF FUNDS - International Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR

October 31, 2017

SECTOR	VALUE	% OF NET ASSETS
CONSUMER DISCRETIONARY	$1,473,671,014	29.0%
INDUSTRIALS	1,189,385,313	23.4
FINANCIALS	1,150,411,321	22.6
MATERIALS	667,458,111	13.1
INFORMATION TECHNOLOGY	281,484,185	5.5
CONSUMER STAPLES	193,709,988	3.8
HEALTH CARE	74,824,687	1.5
REAL ESTATE	54,572,985	1.1
ENERGY	16,397,551	0.3
SHORT-TERM INVESTMENTS	165,319,812	3.2
OTHER ASSETS & LIABILITIES, NET	(178,910,317)	(3.5)

NET ASSETS	$5,088,324,650	100.0%
116

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 94.4%

AUSTRALIA - 2.6%
785,401		Australia & New Zealand Banking Group Ltd	$18,023,811
934,508		BHP Billiton Ltd	19,240,395
		TOTAL AUSTRALIA	37,264,206

AUSTRIA - 1.2%
187,272		ams AG.	17,086,081
		TOTAL AUSTRIA	17,086,081

BRAZIL - 3.1%
1,469,637		Banco Itau Holding Financeira S.A.	18,891,033
743,600	*	Cia Brasileira de Distribuicao Grupo Pao de Acucar	17,321,041
462,200		Localiza Rent A Car	8,176,417
		TOTAL BRAZIL	44,388,491

CANADA - 7.6%
405,366		Alimentation Couche Tard, Inc	19,006,735
230,600	*	Bank of Montreal	17,665,451
1,009,191		Cenovus Energy, Inc (Toronto)	9,793,870
252,165		Dollarama, Inc	28,070,239
105,400	*	Shopify, Inc	10,478,726
382,104	*,g	Spin Master Corp	14,145,638
332,121		Suncor Energy, Inc	11,275,792
		TOTAL CANADA	110,436,451

CHINA - 4.6%
14,247,400	*,†,e,m	China Animal Healthcare Ltd	18,262
9,907,600		China Everbright International Ltd	13,978,187
3,006,900	*,e,g	Meitu, Inc	4,442,543
1,004,300		Sunny Optical Technology Group Co Ltd	14,730,496
744,000		Tencent Holdings Ltd	33,439,147
		TOTAL CHINA	66,608,635

DENMARK - 1.4%
409,800		Novo Nordisk AS	20,403,460
		TOTAL DENMARK	20,403,460

FINLAND - 2.9%
322,682		Huhtamaki Oyj	13,744,579
1,324,969		Outokumpu Oyj	12,524,877
296,996		Sampo Oyj (A Shares)	15,541,758
		TOTAL FINLAND	41,811,214
117

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

FRANCE - 3.5%
72,612		L’Oreal S.A.	$16,160,775
135,639		Teleperformance	19,809,273
211,204		Valeo S.A.	14,299,387
		TOTAL FRANCE	50,269,435

GERMANY - 4.8%
144,082		Beiersdorf AG.	16,207,848
162,151		Fresenius Medical Care AG.	15,699,776
108,757	*	Linde AG.	23,430,490
145,300		Wirecard AG.	14,435,568
		TOTAL GERMANY	69,773,682

HONG KONG - 2.5%
2,685,000		AIA Group Ltd	20,232,761
654,902		Melco Crown Entertainment Ltd (ADR)	16,555,923
		TOTAL HONG KONG	36,788,684

INDIA - 1.8%
679,060		Container Corp Of India Ltd	14,501,621
1,293,900	*	Vakrangee Ltd	11,240,455
		TOTAL INDIA	25,742,076

INDONESIA - 1.1%
13,662,600		Bank Rakyat Indonesia	15,718,815
		TOTAL INDONESIA	15,718,815

IRELAND - 2.9%
436,047		CRH plc	16,409,292
659,986		Keywords Studios plc	14,007,435
395,689		Smurfit Kappa Group plc	11,801,809
		TOTAL IRELAND	42,218,536

ISLE OF MAN - 1.1%
2,098,641	*	Optimal Payments plc	16,333,637
		TOTAL ISLE OF MAN	16,333,637

ITALY - 2.6%
523,589		Moncler S.p.A	14,863,948
962,476	g	OVS S.p.A	7,197,248
423,963	*,e	Yoox Net A Porter Group	15,836,562
		TOTAL ITALY	37,897,758

JAPAN - 14.8%
155,500	e	GMO Payment Gateway, Inc	11,377,424
1,643,200	e	Infomart Corp	12,421,278
629,200		Kubota Corp	11,838,699
217,300	e	Megachips Corp	7,160,020
502,300	e	MonotaRO Co Ltd	13,832,140
104,501		Murata Manufacturing Co Ltd	16,423,583
178,601		Nitto Denko Corp	16,607,697
2,329,200		Nomura Holdings, Inc	13,329,474
879,600		ORIX Corp	15,123,493
118

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY	VALUE

328,900		Paltac Corp	$13,062,601
318,402		Seria Co Ltd	18,118,299
1,382,700		Shimizu Corp	16,274,934
404,200		SMS Co Ltd	12,176,291
402,100		Sumitomo Mitsui Financial Group, Inc	16,109,218
104,300		Sysmex Corp	7,138,262
245,500	*,e	Tokyo Base Co Ltd	10,066,512
125,157	*,e	Wash House Co Ltd	3,779,951
		TOTAL JAPAN	214,839,876

KOREA, REPUBLIC OF - 1.0%
194,000		Hynix Semiconductor, Inc	14,304,138
		TOTAL KOREA, REPUBLIC OF	14,304,138

MALAYSIA - 0.5%
16,983,200		Karex BHD	6,579,059
		TOTAL MALAYSIA	6,579,059

NETHERLANDS - 2.8%
107,047		ASML Holding NV	19,314,409
1,165,720		ING Groep NV	21,541,880
		TOTAL NETHERLANDS	40,856,289

NORWAY - 4.2%
815,986		Aker BP ASA	18,797,663
944,257		DNB NOR Holding ASA	18,223,575
777,467	e	Statoil ASA	15,796,194
340,210		TGS Nopec Geophysical Co ASA	7,821,500
		TOTAL NORWAY	60,638,932

PHILIPPINES - 1.8%
5,703,054		Banco de Oro Universal Bank	15,197,084
6,009,020		Robinsons Retail Holdings, Inc	11,290,556
		TOTAL PHILIPPINES	26,487,640

PORTUGAL - 0.9%
705,296		Jeronimo Martins SGPS S.A.	12,814,625
		TOTAL PORTUGAL	12,814,625

SPAIN - 1.3%
279,399		Amadeus IT Holding S.A.	18,956,911
142,139	*,†,e,m	Let’s GOWEX S.A.	8,166
		TOTAL SPAIN	18,965,077

SWEDEN - 3.0%
416,726		Boliden AB	14,581,976
336,635		Hexagon AB (B Shares)	17,260,988
345,300	e	Intrum Justitia AB	12,101,679
		TOTAL SWEDEN	43,944,643

SWITZERLAND - 2.8%
81,367		Lonza Group AG.	21,616,050
119

TIAA-CREF FUNDS - International Opportunities Fund

SHARES		COMPANY			VALUE

222,935		Novartis AG.			$18,387,507
		TOTAL SWITZERLAND			40,003,557

TAIWAN - 4.1%
3,067,149		Hota Industrial Manufacturing Co Ltd			14,333,837
2,245,000		Hu Lane Associate, Inc			12,813,672
621,000		Nien Made Enterprise Co Ltd			6,462,794
2,343,500		Powertech Technology, Inc			7,338,948
3,221,000		Taiwan Paiho Ltd			13,307,334
1,059,700		VHQ Media Holdings Ltd			4,956,752
		TOTAL TAIWAN			59,213,337

UNITED KINGDOM - 13.5%
1,045,280		Ashtead Group plc			26,925,904
167,072	*	ASOS plc			12,638,508
2,404,119		Beazley plc			16,127,292
4,346,188	*	boohoo.com plc			11,574,473
1,144,116		Cineworld Group plc			10,094,441
1,270,400		CNH Industrial NV			16,208,580
1,907,986		Electrocomponents plc			17,597,399
543,423		Fevertree Drinks plc			15,308,260
1,517,394	*	Just Eat plc			15,720,257
2,291,785	*,e	Purplebricks Group plc			11,071,947
208,735		Rightmove plc			11,516,192
5,592,178		Taylor Wimpey plc			14,819,706
2,088,815		Vesuvius plc			16,296,023
		TOTAL UNITED KINGDOM			195,898,982

		TOTAL COMMON STOCKS			1,367,287,316
		(Cost $968,986,457)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 12.8%

GOVERNMENT AGENCY DEBT - 1.3%
$18,950,000		Federal Home Loan Bank (FHLB)	0.850%	11/01/17	18,950,000
		TOTAL GOVERNMENT AGENCY DEBT			18,950,000

TREASURY DEBT - 4.4%
19,775,000		United States Treasury Bill	0.951	11/02/17	19,774,468
15,900,000		United States Treasury Bill	0.943	11/09/17	15,896,604
28,800,000		United States Treasury Bill	0.962	11/16/17	28,788,270
		TOTAL TREASURY DEBT			64,459,342

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 7.1%
102,943,570	c	State Street Navigator Securities Lending Government Money Market Portfolio			102,943,570
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			102,943,570

		TOTAL SHORT-TERM INVESTMENTS			186,352,912
		(Cost $186,353,180)
120

TIAA-CREF FUNDS - International Opportunities Fund

VALUE

TOTAL INVESTMENTS - 107.2%	$1,553,640,228
(Cost $1,155,339,637)
OTHER ASSETS & LIABILITIES, NET - (7.2)%	(104,931,807)
NET ASSETS - 100.0%	$1,448,708,421

Abbreviation(s):
ADR American Depository Receipt

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $96,355,051.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2017, the aggregate value of these securities amounted to $25,785,429 or 1.8% of net assets.
m	Indicates a security that has been deemed illiquid.
121

TIAA-CREF FUNDS - International Opportunities Fund

TIAA-CREF FUNDS

INTERNATIONAL OPPORTUNITIES FUND

SUMMARY OF MARKET VALUES BY SECTOR

October 31, 2017

SECTOR	VALUE	% OF NET ASSETS
INFORMATION TECHNOLOGY	$317,761,926	21.9%
CONSUMER DISCRETIONARY	256,997,824	17.7
FINANCIALS	221,725,646	15.3
INDUSTRIALS	169,943,457	11.7
MATERIALS	128,341,115	8.9
CONSUMER STAPLES	114,688,898	7.9
HEALTH CARE	83,263,318	5.8
ENERGY	63,485,019	4.4
REAL ESTATE	11,071,947	0.8
TELECOMMUNICATION SERVICES	8,166	0.0
SHORT-TERM INVESTMENTS	186,352,912	12.8
OTHER ASSETS & LIABILITIES, NET	(104,931,807)	(7.2)

NET ASSETS	$1,448,708,421	100.0%

122

TIAA-CREF FUNDS - International Small-Cap Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 98.4%

AUSTRALIA - 3.8%
864,264		Abacus Property Group	$2,515,626
2,164,000		Australian Pharmaceutical Industries Ltd	2,497,965
7,285,714		Beach Petroleum Ltd	5,450,401
15,000		Cedar Woods Properties Ltd	65,782
1,486,800		Downer EDI Ltd	7,978,009
209,000		GrainCorp Ltd-A	1,361,256
1,230,000		ING Office Fund	4,224,212
500,000	e	Metcash Ltd	1,032,899
400,000		Northern Star Resources Ltd	1,590,704
1,171,000		Regis Resources Ltd	3,478,626
1,134,600		Shopping Centres Australasia Property Group	2,045,065
2,363,000		Sigma Healthcare Ltd	1,366,416
593,545		Tassal Group Ltd	1,914,699
523,920		Vita Group Ltd	519,065
		TOTAL AUSTRALIA	36,040,725

AUSTRIA - 0.9%
15,000		ams AG.	1,368,551
109,000		CA Immobilien Anlagen AG.	3,110,730
42,000		Sparkassen Immobilien AG.	739,971
358,000		Uniqa Versicherungen AG.	3,668,024
		TOTAL AUSTRIA	8,887,276

BELGIUM - 0.9%
254,000	*	AGFA-Gevaert NV	1,193,389
13,000		EVS Broadcast Equipment S.A.	488,564
65,000		KBC Ancora	3,875,107
8,000		Sioen Industries NV	243,500
22,000		Warehouses De Pauw SCA	2,378,926
		TOTAL BELGIUM	8,179,486

BRAZIL - 1.4%
269,323		Banco ABC Brasil S.A.	1,477,806
82,000		CVC Brasil Operadora e Agencia de Viagens S.A.	1,082,872
500,000		Estacio Participacoes S.A.	4,482,927
78,000		Magnesita Refratarios S.A.	1,096,812
85,000		Multiplus S.A.	987,375
456,000		QGEP Participacoes S.A.	1,177,881
100,000		Smiles Fidelidade S.A.	2,613,640
		TOTAL BRAZIL	12,919,313

CANADA - 7.1%
101,000		AGF Management Ltd	650,577
123

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

187,000		Canadian Apartment Properties REIT	$4,938,447
155,000	e	Canadian Western Bank	4,366,096
194,000		Capital Power Corp	3,673,684
214,000		Cascades, Inc	2,577,754
200,000		Chorus Aviation, Inc	1,415,394
59,000		Cogeco Communications, Inc	4,241,725
9,000		Cogeco, Inc	613,487
274,000		Corus Entertainment, Inc	2,542,268
108,000		Dominion Diamond Corp	1,536,997
211,000		Dream Global REIT	1,823,618
79,000		Dream Industrial REIT	552,957
14,000	e	Exchange Income Corp	376,560
163,000	e	Genworth MI Canada, Inc	5,065,243
71,000		Gluskin Sheff + Associates, Inc	888,257
93,000		Granite REIT	3,592,838
1,337,000	*	IAMGOLD Corp	7,337,385
3,000		iShares S&P	38,206
69,000	e	Labrador Iron Ore Royalty Corp	1,116,751
92,000		Laurentian Bank of Canada	4,278,738
87,000		North West Co, Inc	2,122,905
80,000		Northview Apartment REIT	1,443,609
124,000		NorthWest Healthcare Properties REIT	1,092,846
188,000	*	Paramount Resources Ltd (Class A)	3,217,611
557,000		Pure Industrial Real Estate Trust	2,875,452
345,000		Silvercorp Metals, Inc	842,377
100,000		Timbercreek Financial Corp	735,602
103,000		Transcontinental, Inc	2,286,582
49,000		Valener, Inc	841,291
		TOTAL CANADA	67,085,257

CHILE - 0.2%
391,000		Inversiones Aguas Metropolitanas S.A.	710,490
70,000		Inversiones La Construccion S.A.	1,187,921
		TOTAL CHILE	1,898,411

CHINA - 3.9%
3,618,000		Beijing Capital Land Ltd	1,949,604
2,660,000		CGN New Energy Holdings Co Ltd	399,245
1,314,000		China Aoyuan Property Group Ltd	796,589
6,292,000		China Merchants Land Ltd	1,186,458
5,614,000		China SCE Property Holdings Ltd	2,534,507
407,000		China Shineway Pharmaceutical Group Ltd	381,471
3,000,000		China Silver Group Ltd	1,034,430
7,997,000		China Suntien Green Energy Cor	2,267,616
4,840,000		CIFI Holdings Group Co Ltd	2,698,352
2,849,000		Citic 1616 Holdings Ltd	814,739
610,000	g	Hua Hong Semiconductor Ltd	1,066,250
5,214,000		Huadian Fuxin Energy Corp Ltd	1,357,690
183,000	*	JA Solar Holdings Co Ltd (ADR)	1,363,350
97,000	*,e	JinkoSolar Holding Co Ltd (ADR)	2,583,110
235,000		Lao Feng Xiang Co Ltd	881,004
1,834,000		Powerlong Real Estate Holdings Ltd	872,322
1,958,000	e	Shandong Chenming Paper Holdings Ltd	3,561,649
124

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

2,049,935		Shandong Chenming Paper Holdings Ltd (Class B)	$3,739,302
1,198,000		Sichuan Expressway Co Ltd	479,286
689,000		SITC International Co Ltd	664,584
783,000		Tianjin ZhongXin Pharmaceutical Group Corp Ltd	806,198
2,138,000		Tianneng Power International Ltd	2,062,169
615,000	e,g	Universal Medical Financial & Technical Advisory Services Co Ltd	649,965
2,494,000		Winteam Pharmaceutical Group Ltd	1,429,692
140,000		Xinyuan Real Estate Co Ltd (ADR)	782,600
4,926,000		Yuexiul Property Co Ltd	954,608
		TOTAL CHINA	37,316,790

CZECH REPUBLIC - 0.2%
2,000	*	Philip Morris CR	1,479,864
		TOTAL CZECH REPUBLIC	1,479,864

DENMARK - 0.9%
126,000		Alm Brand AS	1,303,213
78,000		GN Store Nord	2,581,297
31,000		Schouw & Co	3,225,962
123,000		Spar Nord Bank A/s	1,564,380
		TOTAL DENMARK	8,674,852

EGYPT - 0.2%
310,000		Alexandria Mineral Oils Co	231,664
1,584,608		Medinet Nasr Housing	948,784
700,000		Telecom Egypt	517,100
		TOTAL EGYPT	1,697,548

FINLAND - 0.5%
35,000		DNA Oyj	603,392
250,000		Finnair Oyj	3,261,579
115,000		Outokumpu Oyj	1,087,090
		TOTAL FINLAND	4,952,061

FRANCE - 3.4%
668,000	*	Air France-KLM	10,459,323
18,000		Altamir Amboise	324,574
170,000		Faurecia	12,358,209
56,000		Gaztransport Et Technigaz S.A.	2,740,926
14,000		MGI Coutier	568,819
31,000		Neopost S.A.	1,142,680
20,000		Orpea	2,396,177
31,000		Sechilienne-Sidec	738,817
6,000		Synergie S.A	324,993
5,000		Trigano S.A.	806,862
		TOTAL FRANCE	31,861,380

GERMANY - 4.2%
40,000		Aurubis AG.	3,277,855
21,000		bet-at-home.com AG.	2,941,657
32,000		Biotest AG. (Preference)	846,147
347,000	g	Deutsche Pfandbriefbank AG.	4,994,443
125

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

8,000		Duerr AG.	$1,107,118
58,000		Hamburger Hafen und Logistik AG.	1,852,273
30,000		Koenig & Bauer AG.	2,335,713
7,000		Pfeiffer Vacuum Technology AG.	1,124,022
113,000		SAF-Holland S.A.	2,238,334
418,000		Uniper SE	11,745,209
93,000		Verbio AG.	873,489
44,000		Wacker Chemie AG.	6,871,912
		TOTAL GERMANY	40,208,172

GREECE - 0.4%
144,000		Hellenic Petroleum S.A.	1,271,532
89,000		Motor Oil Hellas Corinth Refineries S.A.	2,130,451
		TOTAL GREECE	3,401,983

HONG KONG - 2.3%
1,168,000		Champion REIT	842,945
10,260,000		Concord New Energy Group Ltd	500,079
2,440,000		CSI Properties Ltd	125,217
1,890,000		Emperor International Holdings	668,860
936,399		Far East Consortium	511,478
240,165		Great Eagle Holdings Ltd	1,322,210
168,000		Johnson Electric Holdings Ltd	677,814
978,000		Ju Teng International Holdings Ltd	348,711
3,016,823		K Wah International Holdings Ltd	1,733,109
849,000		Kerry Logistics Network Ltd	1,170,596
1,600,000		Kingboard Chemical Holdings Ltd	9,494,488
325,000		Lee & Man Paper Manufacturing Ltd	397,042
623,000	e	PAX Global Technology Ltd	315,273
1,099,000		Road King Infrastructure	1,806,866
560,000		Texhong Textile Group Ltd	772,702
1,518,000		Texwinca Holdings Ltd	916,638
280,000		VST Holdings Ltd	130,284
408,000		Xinyi Glass Holdings Co Ltd	395,361
		TOTAL HONG KONG	22,129,673

HUNGARY - 0.1%
597,000		Magyar Telekom	1,035,996
		TOTAL HUNGARY	1,035,996

INDIA - 1.8%
236,000	*	Adani Enterprises Ltd	482,590
411,000	*	Apollo Tyres Ltd	1,561,963
196,000		Balrampur Chini Mills Ltd	519,645
263,000		Canara Bank	1,647,749
43,000		CESC Ltd	676,921
100,000	*	Chennai Petroleum Corp Ltd	724,841
250,000	*	Dewan Housing Finance Corp Ltd	2,483,647
113,000		Gujarat Narmada Valley Fertilizers Co Ltd	913,979
1,714,000	*	Himachal Futuristic Communications	783,566
155,000		IRB Infrastructure Developers Ltd	582,045
347,000	*	JK Tyre & Industries Ltd	781,570
349,000		Karnataka Bank Ltd	876,671
126

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

67,000	*	Muthoot Finance Ltd	$510,524
42,000		Natco Pharma Ltd	628,209
261,000	*	PTC India Ltd	496,441
78,000		Rajesh Exports Ltd	942,954
308,000	*	Reliance Energy Ltd	2,395,007
		TOTAL INDIA	17,008,322

INDONESIA - 0.6%
16,296,000		PT Bank Pembangunan Daerah Jawa Timur Tbk	835,205
11,000,000		PT Bank Tabungan Negara Tbk	2,238,485
1,692,000		PT Indo Tambangraya Megah	2,769,866
		TOTAL INDONESIA	5,843,556

IRELAND - 1.1%
1,500,000		Hibernia REIT plc	2,577,229
192,000		Irish Continental Group plc	1,278,939
562,000		United Drug plc	6,900,656
		TOTAL IRELAND	10,756,824

ISRAEL - 0.5%
60,000		Delek Automotive Systems Ltd	451,002
1,640,000		El Al Israel Airlines	897,324
11,000		Gazit, Inc	197,631
295,000		Harel Insurance Investments & Finances Ltd	2,016,644
75,000		Matrix IT Ltd	823,560
721,000		Migdal Insurance Holdings Ltd	837,455
		TOTAL ISRAEL	5,223,616

ITALY - 2.3%
578,000		Actelios S.p.A.	1,006,178
216,000		Ascopiave S.p.A.	907,297
107,000		Astaldi S.p.A.	740,860
88,000		Banca IFIS S.p.A.	4,794,507
1,876,000		Beni Stabili S.p.A.	1,660,796
52,000		Biesse S.p.A.	2,316,581
8,000		Industria Macchine Automatiche S.p.A.	717,381
1,264,000		Iride S.p.A.	3,477,737
1,041,000	e	Maire Tecnimont S.p.A	5,837,054
39,000		Societa Iniziative Autostradali e Servizi S.p.A.	663,720
		TOTAL ITALY	22,122,111

JAPAN - 21.7%
104,000		Adastria Holdings Co Ltd	2,266,827
76,000		ADEKA Corp	1,312,732
86,000		Arcs Co Ltd	1,924,090
58,000		ASKA Pharmaceutical Co Ltd	1,101,580
9,000		Chori Co Ltd	164,012
183,000		Cosmo Energy Holdings Co Ltd	4,203,858
18,000		Create SD Holdings Co Ltd	453,095
82,000		Daido Metal Co Ltd	757,300
311,000		Daiho Corp	1,510,973
68,300	*	Daikyo, Inc	1,315,251
127

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

37,000		Daikyonishikawa Corp	$628,760
51,800	*	Daiwabo Co Ltd	2,058,537
162,000		DCM Japan Holdings Co Ltd	1,488,241
97,000		Eagle Industry Co Ltd	1,884,403
105,000		Exedy Corp	3,148,480
19,000	*	Fukuda Corp	1,163,047
3,000		Fukuda Denshi Co Ltd	210,017
22,000		Furukawa Electric Co Ltd	1,339,375
80,000		Futaba Industrial Co Ltd	777,588
141,000	e	Geo Holdings Corp	2,295,275
14,000		G-Tekt Corp	299,772
241,000		Haseko Corp	3,499,663
222,000		Hazama Ando Corp	1,810,020
48,000		Heiwado Co Ltd	1,047,872
18,000		Hitachi Capital Corp	440,041
82,000		Hitachi Transport System Ltd	2,029,177
10,000		Inaba Denki Sangyo Co Ltd	438,960
29,000		Inabata & Co Ltd	420,403
115,000	*	Ishihara Sangyo Kaisha Ltd	1,730,482
127,000		Itochu Enex Co Ltd	1,294,473
9,800	*	Jaccs Co Ltd	244,777
14,600	*	Japan Pulp & Paper Co Ltd	616,282
34,000		Kaga Electronics Co Ltd	1,018,712
58,000		Kaken Pharmaceutical Co Ltd	2,939,320
137,000		Kandenko Co Ltd	1,347,525
263,800	*	Kanematsu Corp	3,470,421
70,000		Kasai Kogyo Co Ltd	1,053,237
68,000		Kato Works Co Ltd	2,124,689
85,000		Keihin Corp	1,567,079
71,000		Konoike Transport Co Ltd	1,092,511
125,000	e	K’s Holdings Corp	2,868,810
157,200	*	Kumagai Gumi Co Ltd	4,997,169
50,000		Kureha CORP	2,941,045
229,000		Kyowa Exeo Corp	4,988,367
796,000		Leopalace21 Corp	5,943,922
81,000		Maeda Corp	1,015,530
221,000		Maeda Road Construction Co Ltd	4,759,191
223,000		Maruha Nichiro Corp	6,888,412
40,000		Maruzen Showa Unyu Co Ltd	189,567
336,000	e	Marvelous, Inc	3,178,716
32,000		Mitsuba Corp	534,781
60,000		Mitsui Sugar Co Ltd	2,052,518
95,000		Nichii Gakkan Co	979,362
87,000		Nippo Corp	1,816,612
77,000		Nippon Konpo Unyu Soko Co Ltd	1,972,057
27,000		Nippon Steel Trading Co Ltd	1,490,706
425,000		Nippon Suisan Kaisha Ltd	2,600,386
522,000		Nipro Corp	7,610,260
106,200	*	Nishimatsu Construction Co Ltd	3,206,200
388,000		Nisshinbo Industries, Inc	4,658,947
134,000		Nojima Corp	3,124,749
21,800	*	Okumura Corp	834,502
55,000		Paramount Bed Holdings Co Ltd	2,425,452
128

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

1,126,000		Penta-Ocean Construction Co Ltd	$7,449,136
229,000		Raito Kogyo Co Ltd	2,339,766
999,000		Rengo Co Ltd	6,542,436
33,000		Sanyo Chemical Industries Ltd	1,733,166
269,000		Senko Co Ltd	1,950,953
27,000		Shikoku Electric Power Co, Inc	353,297
151,000		Shinko Plantech Co Ltd	1,303,780
123,000		Shinnihon Corp	1,093,290
204,000		SMK Corp	964,093
2,259,000		Sojitz Holdings Corp	6,817,701
48,000	e	Studio Alice Co Ltd	1,110,499
395,000		Sumitomo Forestry Co Ltd	6,651,832
388,200	*	Sumitomo Mitsui Construction C	2,391,536
21,000		Sun Frontier Fudousan Co Ltd	252,832
44,500	*	Taihei Dengyo Kaisha Ltd	1,136,239
48,000		Taiho Kogyo Co Ltd	718,025
842,000		Takara Leben Co Ltd	3,870,548
137,000	e	Toho Pharmaceutical Co Ltd	2,693,003
86,100	*	Toho Zinc Co Ltd	4,193,498
62,000		Tokyo Rope Manufacturing Co Ltd	964,989
333,000		Tokyu Construction Co Ltd	2,932,634
101,000		Topre Corp	2,974,153
197,000		Tosei Corp	1,940,300
39,000		Towa Pharmaceutical Co Ltd	2,017,087
564,000		Toyo Construction Co Ltd	2,855,115
46,000	*,e	Toyo Kanetsu K K	1,742,505
51,000		Unipres Corp	1,376,989
129,000		United Super Markets Holdings, Inc	1,204,279
97,000		Unizo Holdings Co Ltd	2,580,562
50,000		Valor Co Ltd	1,137,150
47,000		VITAL KSK Holdings, Inc	381,617
98,000		Yurtec Corp	856,351
30,000	e	Zojirushi Corp	270,771
		TOTAL JAPAN	206,366,250

KOREA, REPUBLIC OF - 3.3%
15,000		Chong Kun Dang Pharm Corp	922,140
85,000		Daeduck Electronics Co	778,674
70,000		Daishin Securities Co Ltd	844,465
131,000		Dongwon Development Co Ltd	662,980
4,000		e Tec E&C Ltd	536,618
497,000		Eugene Corp	2,411,712
2,000		GS Home Shopping, Inc	375,557
89,000		Halim Co Ltd	301,607
51,000		Hansol Paper Co Ltd	749,062
209,000		Hanwha Non-Life Insurance Co Ltd	1,522,889
10,000		Korea District Heating Corp	641,042
6,000		Korea Petrochemical Ind Co Ltd	1,341,288
5,000		LG Fashion Corp	115,143
5,000		LOTTE Himart Co Ltd	330,981
48,000		LS Cable Ltd	3,389,185
71,000		Meritz finance Holdings Co Ltd	1,032,981
183,000		Meritz Fire & Marine Insurance Co Ltd	4,199,807
129

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

76,000		Poongsan Corp	$3,333,186
96,000		Pyeong Hwa Automotive Co Ltd	982,188
6,000		Samchully Co Ltd	548,936
6,000		Samyang Corp	519,517
40,000		Seah Besteel Corp	1,135,704
10,000		SeAH Steel Corp	820,247
18,010		SK Gas Co Ltd	1,504,487
95,000		SL Corp	1,946,044
23,505		Ssangyong Cement Industrial Co Ltd	339,877
12,000		Unid Co Ltd	495,872
		TOTAL KOREA, REPUBLIC OF	31,782,189

MALAYSIA - 0.4%
118,500	*	Aeon Credit Service M BHD	389,083
484,000		Mah Sing Group BHD	176,271
104,000		Malaysian Pacific Industries BHD	341,974
315,900		MKH BHD	154,462
167,000		Scientex BHD	351,081
233,613	*	Sunway BHD	35,316
1,038,280		Sunway BHD	424,037
961,000		Supermax Corp BHD	401,788
1,165,000		Unisem M BHD	1,100,983
453,400		UOA Development BHD	273,100
		TOTAL MALAYSIA	3,648,095

MEXICO - 0.4%
198,000		Grupo Aeroportuario del Centro Norte Sab de C.V.	999,101
250,000		Grupo Financiero Interacciones S.A. de C.V.	1,146,479
128,000		Rassini SAB de C.V.	482,911
443,000		Unifin Financiera SAPI de C.V. SOFOM ENR	1,508,419
		TOTAL MEXICO	4,136,910

NETHERLANDS - 2.2%
11,000		Advanced Metallurgical Group NV	526,463
263,000		ASR Nederland NV	10,781,586
115,000		BE Semiconductor Industries NV	9,036,955
68,000		ForFarmers NV	831,307
		TOTAL NETHERLANDS	21,176,311

NEW ZEALAND - 0.6%
1,185,000		Air New Zealand Ltd	2,677,082
509,000		Genesis Energy Ltd	853,261
572,000		Infratil Ltd	1,258,560
150,000		Z Energy Ltd	756,559
		TOTAL NEW ZEALAND	5,545,462

NORWAY - 1.8%
50,000		Aker ASA (A Shares)	2,265,367
145,000	g	Entra ASA	1,997,123
560,000		Leroy Seafood Group ASA	3,363,057
46,544		Norway Royal Salmon ASA	903,186
151,000		Sparebanken Midt-Norge	1,568,359
130

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

130,000		Sparebanken Nord-Norge	$1,026,732
654,000		Storebrand ASA	5,601,501
		TOTAL NORWAY	16,725,325

PAKISTAN - 0.1%
1,000,000		Engro Fertilizers Ltd	616,707
		TOTAL PAKISTAN	616,707

PHILIPPINES - 0.0%
1,475,000		Cosco Capital, Inc	243,429
		TOTAL PHILIPPINES	243,429

PORTUGAL - 0.2%
300,000		Mota Engil SGPS S.A.	1,204,920
42,000		Semapa-Sociedade de Investimento e Gestao	839,775
		TOTAL PORTUGAL	2,044,695

RUSSIA - 0.2%
30,000	g	Aeroflot PJSC (ADR)	467,396
461,000	m	Mosenergo PJSC (ADR)	1,209,455
		TOTAL RUSSIA	1,676,851

SINGAPORE - 1.3%
468,000		Ascendas Hospitality Trust	300,418
67,000		China Yuchai International Ltd	1,494,100
304,000		CWT Ltd	519,155
1,457,000		Japfa Ltd	631,473
202,874		QAF Ltd	183,808
486,000		Venture Corp Ltd	6,947,218
1,731,000		Yanlord Land Group Ltd	2,274,626
		TOTAL SINGAPORE	12,350,798

SOUTH AFRICA - 0.9%
50,000		Assore Ltd	1,093,555
488,000		Barloworld Ltd	4,601,550
121,000		Lewis Group Ltd	232,950
163,000		Peregrine Holdings Ltd	326,836
118,000		Raubex Group Ltd	169,421
383,000		Rebosis Property Fund Ltd	289,849
2,270,000		S.A. Corporate Real Estate Fund Nominees Pty Ltd	769,042
564,509		Vukile Property Fund Ltd	786,549
		TOTAL SOUTH AFRICA	8,269,752

SPAIN - 2.3%
49,000		Axia Real Estate SOCIMI S.A.	918,950
85,000		Cie Automotive S.A.	2,525,965
15,000		Corp Financiera Alba	878,394
800,000		Ence Energia y Celulosa S.A.	4,640,737
44,000		Grupo Catalana Occidente S.A.	1,851,785
211,000		Hispania Activos Inmobiliarios SAU	3,638,821
250,000		Inmobiliaria Colonial S.A.	2,380,117
330,000		Merlin Properties Socimi S.A.	4,357,355
131

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

61,000		Papeles y Cartones de Europa S.A.	$633,818
		TOTAL SPAIN	21,825,942

SWEDEN - 3.0%
16,000		Biogaia AB (B Shares)	581,681
133,000		Byggmax Group AB	905,273
323,000		Hemfosa Fastigheter AB	3,924,329
19,000		Holmen AB (B Shares)	933,834
189,000		JM AB	4,986,942
97,000		KappAhl Holding AB	706,335
221,000	g	LeoVegas AB	2,144,888
85,000		New Wave Group AB (B Shares)	563,492
30,000		Nolato AB (B Shares)	1,663,290
572,000	*,e	SAS AB	1,769,577
197,000	g	Scandic Hotels Group AB	2,541,277
205,000		Trelleborg AB (B Shares)	5,076,550
124,000		Wihlborgs Fastigheter AB	2,944,039
		TOTAL SWEDEN	28,741,507

SWITZERLAND - 4.3%
34,000		BKW S.A.	1,987,372
4,000		Bobst Group AG.	427,582
14,500		Bossard Holding AG.	3,427,242
400,000		EFG International	3,660,439
1,487,000		Ferrexpo plc	5,020,346
207,000		Logitech International S.A.	7,402,186
715,000		OC Oerlikon Corp AG.	11,470,766
29,000		Temenos Group AG.	3,348,673
59,000		Vontobel Holding AG.	3,671,515
		TOTAL SWITZERLAND	40,416,121

TAIWAN - 4.5%
600,000		A-DATA Technology Co Ltd	1,748,105
2,718,000		Asia Vital Components Co Ltd	2,579,526
3,135,000		Benq Corp	2,290,034
1,090,000		Charoen Pokphand Enterprise	2,303,059
1,186,000		China Motor Corp	1,062,019
276,000		CTCI Corp	427,898
2,898,000		Grand Pacific Petrochemical	2,196,998
25,751,000		HannStar Display Corp	10,001,345
836,000		LEE Chang Yung Chem IND Corp	1,142,675
2,997,000		Mitac Holdings Corp	3,728,003
404,000		Primax Electronics Ltd	1,049,045
2,483,000		Radiant Opto-Electronics Corp	5,522,935
86,000		Senao International Co Ltd	147,675
849,000		Sercomm Corp	2,429,825
545,000		Systex Corp	1,070,205
707,000		Tripod Technology Corp	2,603,749
1,387,200		USI Corp	685,711
973,000		WT Microelectronics Co Ltd	1,538,902
		TOTAL TAIWAN	42,527,709
132

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY	VALUE

THAILAND - 1.6%
219,000		Hana Microelectronics PCL (Foreign)	$321,380
1,294,000		Kiatnakin Bank PCL (Foreign)	2,949,571
8,106,000		Siamgas & Petrochemicals PCL (Foreign)	5,494,703
3,622,000		SVI PCL (Foreign)	567,118
2,890,000		Thanachart Capital PCL	4,763,675
400,000		Tisco Bank PCL	1,056,833
		TOTAL THAILAND	15,153,280

TURKEY - 0.8%
345,000		Aygaz AS	1,466,831
441,000		Selcuk Ecza Deposu Ticaret ve Sanayi AS	427,800
2,349,600		Soda Sanayii AS	3,252,880
626,000		Tekfen Holding AS	2,117,788
		TOTAL TURKEY	7,265,299

UNITED KINGDOM - 12.1%
235,000		Abcam plc	3,105,547
240,000		Advanced Medical Solutions Group plc	1,104,490
273,000		Bellway plc	13,236,627
2,936,000	*	boohoo.com plc	7,818,956
278,000		Brewin Dolphin Holdings plc	1,305,035
664,000		Britvic plc	6,674,183
129,000		Clinigen Group plc	2,016,570
114,000		CVS Group plc	2,150,009
893,000		Electrocomponents plc	8,236,159
358,677	g	Equiniti Group plc	1,442,946
352,000		Fevertree Drinks plc	9,915,862
323,000	g	Forterra plc	1,286,977
192,000		Greggs plc	3,248,761
909,000	g	Ibstock plc	2,995,398
1,041,000		Jupiter Investment Management Group Ltd	8,213,992
706,000		Michael Page International plc	4,385,382
410,000		N Brown Group plc	1,640,159
149,000	g	On the Beach Group plc	815,612
622,000		Redrow plc	5,377,972
71,000		Renishaw plc	4,670,923
2,986,000		Rentokil Initial plc	13,315,611
124,000		Restore plc	887,682
956,000		SSP Group plc	7,424,372
305,000		Vesuvius plc	2,379,477
237,000		Watkin Jones plc	738,926
		TOTAL UNITED KINGDOM	114,387,628

UNITED STATES - 0.0%
6,000	e	iShares MSCI EAFE Small-Cap ETF	378,240
2,500	e	iShares MSCI Emerging Markets Small-Cap ETF	127,525
		TOTAL UNITED STATES	505,765

		TOTAL COMMON STOCKS	934,129,241
		(Cost $803,329,390)
133

TIAA-CREF FUNDS - International Small-Cap Equity Fund

SHARES		COMPANY			VALUE

RIGHTS / WARRANTS - 0.0%

SPAIN - 0.0%
61,000		Papeles y Cartones de Europa S.A.			$25,012
		TOTAL SPAIN			25,012

		TOTAL RIGHTS / WARRANTS			25,012
		(Cost $13,832)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 4.5%

GOVERNMENT AGENCY DEBT - 1.3%
$12,550,000		Federal Home Loan Bank (FHLB)	0.850%	11/01/17	12,550,000
		TOTAL GOVERNMENT AGENCY DEBT			12,550,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 3.2%
30,047,213	c	State Street Navigator Securities Lending Government Money Market Portfolio			30,047,213
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			30,047,213

		TOTAL SHORT-TERM INVESTMENTS			42,597,213
		(Cost $42,597,213)
		TOTAL INVESTMENTS - 102.9%			976,751,466
		(Cost $845,940,435)
		OTHER ASSETS & LIABILITIES, NET - (2.9)%			(27,922,072)
		NET ASSETS - 100.0%			$948,829,394

Abbreviation(s):
ADR American Depository Receipt
ETF Exchange Traded Fund
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $28,988,951.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2017, the aggregate value of these securities amounted to $20,402,275 or 2.2% of net assets.
m	Indicates a security that has been deemed illiquid.
134

TIAA-CREF FUNDS - International Small-Cap Equity Fund

TIAA-CREF FUNDS

INTERNATIONAL SMALL-CAP EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR

October 31, 2017

SECTOR	VALUE	% OF NET ASSETS
INDUSTRIALS	$190,354,349	20.0%
CONSUMER DISCRETIONARY	144,079,450	15.2
FINANCIALS	111,906,744	11.8
INFORMATION TECHNOLOGY	105,101,744	11.1
REAL ESTATE	98,484,652	10.4
MATERIALS	96,979,592	10.2
CONSUMER STAPLES	54,533,915	5.7
HEALTH CARE	52,745,304	5.6
ENERGY	38,924,977	4.1
UTILITIES	37,288,732	3.9
TELECOMMUNICATION SERVICES	3,754,794	0.4
SHORT-TERM INVESTMENTS	42,597,213	4.5
OTHER ASSETS & LIABILITIES, NET	(27,922,072)	(2.9)

NET ASSETS	$948,829,394	100.0%
135

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES	COMPANY	VALUE

COMMON STOCKS - 98.8%

AUSTRALIA - 6.9%
2,612	AGL Energy Ltd	$50,572
2,493	Amcor Ltd	30,256
13,984	AMP Ltd	53,293
8,837	APA Group	57,994
15,581	Australia & New Zealand Banking Group Ltd	357,561
668	Bendigo Bank Ltd	5,826
11,246	BlueScope Steel Ltd	110,717
1,378	Boral Ltd	7,562
6,452	Brambles Ltd	46,785
2,186	Caltex Australia Ltd	57,396
4,830	Coca-Cola Amatil Ltd	30,154
167	Cochlear Ltd	22,495
8,097	Commonwealth Bank of Australia	481,652
1,054	Computershare Ltd	12,600
1,343	GPT Group (ASE)	5,244
10,833	Healthscope Ltd	16,273
1,935	Insurance Australia Group Ltd	9,730
1,393	Lend Lease Corp Ltd	17,298
2,067	Macquarie Goodman Group	13,253
2,980	Macquarie Group Ltd	224,811
17,486	Mirvac Group	32,320
14,380	National Australia Bank Ltd	360,308
7,522	Newcrest Mining Ltd	128,608
2,279	QR National Ltd	9,045
1,822	Ramsay Health Care Ltd	93,413
11,103	Scentre Group	34,235
75,320	South32 Ltd	196,740
13,104	Stockland Trust Group	45,418
3,908	Sydney Airport	21,292
45,514	Telstra Corp Ltd	123,524
12,569	Transurban Group (ASE)	116,839
3,756	Wesfarmers Ltd	120,308
16,595	Westpac Banking Corp	420,342
4,628	Woodside Petroleum Ltd	109,096
	TOTAL AUSTRALIA	3,422,960

AUSTRIA - 0.3%
2,838	OMV AG.	170,318
	TOTAL AUSTRIA	170,318

BELGIUM - 0.5%
2,476	KBC Groep NV	205,679
874	Umicore S.A.	39,059
	TOTAL BELGIUM	244,738
136

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

DENMARK - 1.8%
877		Coloplast AS	$77,192
858	*	Genmab AS	173,261
8,950		Novo Nordisk AS	445,610
664		Novozymes AS	36,688
314	e	Pandora AS	29,650
679		Vestas Wind Systems AS	59,945
		TOTAL DENMARK	822,346

FINLAND - 1.0%
2,547		Neste Oil Oyj	141,795
137		Nokian Renkaat Oyj	6,281
1,656		Orion Oyj (Class B)	67,871
3,662		Stora Enso Oyj (R Shares)	57,230
2,271		UPM-Kymmene Oyj	68,203
2,486		Wartsila Oyj (B Shares)	160,139
		TOTAL FINLAND	501,519

FRANCE - 10.4%
3,471		Accor S.A.	173,161
590		Aeroports de Paris	99,335
2,550		Air Liquide	324,676
11,094		AXA S.A.	334,910
1,729		Cap Gemini S.A.	210,046
7,956		Carrefour S.A.	160,118
1,103		Casino Guichard Perrachon S.A.	62,981
3,410		CNP Assurances	79,325
4,006		Compagnie de Saint-Gobain	234,883
1,863		Essilor International S.A.	235,861
381		Eurazeo	35,421
146		Gecina S.A.	23,690
3,646		Groupe Danone	297,992
159		Imerys S.A.	14,478
1,244		JC Decaux S.A.	47,588
582		Kering	266,908
241		Lagardere S.C.A.	7,936
998		L’Oreal S.A.	222,118
1,548		Michelin (C.G.D.E.) (Class B)	224,067
18,700		Natixis	146,648
15,314		Orange S.A.	251,573
2,011		Renault S.A.	199,442
6,024		Rexel S.A.	107,420
3,487		Schneider Electric S.A.	306,372
7,312		Suez Environnement S.A.	128,592
10,481		Total S.A.	584,191
583		Unibail-Rodamco	145,929
5,993		Vivendi Universal S.A.	148,817
561		Wendel	94,619
		TOTAL FRANCE	5,169,097
137

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

GERMANY - 9.2%
1,258		Adidas-Salomon AG.	$280,009
2,138		Allianz AG.	499,135
4,405		BASF SE	481,701
2,498		Bayerische Motoren Werke AG.	256,196
1,368		Bayerische Motoren Werke AG. (Preference)	120,032
576		Beiersdorf AG.	64,794
13,759	*	Commerzbank AG.	190,674
1,381		Deutsche Boerse AG.	143,023
6,325		Deutsche Post AG.	289,938
3,181		Evonik Industries AG.	115,712
826		Fraport AG. Frankfurt Airport Services Worldwide	78,490
1,645		HeidelbergCement AG.	168,332
1,477		Henkel KGaA	186,284
687		Henkel KGaA (Preference)	96,466
1,693		Merck KGaA	181,647
2,377	*	Metro Wholesale & Food Specialist AG.	45,059
813		Muenchener Rueckver AG.	182,520
1,436		Osram Licht AG.	109,954
1,115		ProSiebenSat. Media AG.	39,274
4,548		SAP AG.	519,666
3,595		Siemens AG.	516,360
143		Symrise AG.	11,143
		TOTAL GERMANY	4,576,409

HONG KONG - 3.2%
40,500		BOC Hong Kong Holdings Ltd	192,989
19,000		CLP Holdings Ltd	193,381
26,000		Hang Lung Properties Ltd	59,703
8,300		Hang Seng Bank Ltd	196,735
23,500		Henderson Land Development Co Ltd	153,359
100,790		Hong Kong & China Gas Ltd	191,060
5,751		Hong Kong Exchanges and Clearing Ltd	160,247
6,000		Hysan Development Co Ltd	28,990
90,000		Li & Fung Ltd	45,359
29,062		MTR Corp	168,486
26,000		Shangri-La Asia Ltd	51,767
5,500		Swire Pacific Ltd (Class A)	54,351
23,200		Swire Properties Ltd	78,398
6,500		Yue Yuen Industrial Holdings	24,898
		TOTAL HONG KONG	1,599,723
IRELAND - 0.5%
3,882		CRH plc	146,087
1,021		Kerry Group plc (Class A)	102,816
		TOTAL IRELAND	248,903

ISRAEL - 0.4%
17,235		Bank Hapoalim Ltd	122,027
8,821		Bank Leumi Le-Israel	48,760
339		Mizrahi Tefahot Bank Ltd	6,120
		TOTAL ISRAEL	176,907
138

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

ITALY - 1.6%
8,014		Assicurazioni Generali S.p.A.	$145,853
86,085		Banca Intesa S.p.A.	289,409
39,733		Banca Intesa S.p.A. RSP	125,227
4,425		Fondiaria-Sai S.p.A	10,069
35,437		Snam Rete Gas S.p.A.	180,936
10,196		Terna Rete Elettrica Nazionale S.p.A.	61,522
		TOTAL ITALY	813,016

JAPAN - 23.6%
1,400		Aeon Co Ltd	21,654
1,200		AEON Financial Service Co Ltd	25,772
800		Aeon Mall Co Ltd	14,305
2,600		Aisin Seiki Co Ltd	134,686
3,000		Ajinomoto Co, Inc	60,350
1,200		Alfresa Holdings Corp	22,928
400	*	All Nippon Airways Co Ltd	15,374
400		Amada Co Ltd	4,970
1,000		Asahi Glass Co Ltd	39,190
8,100		Asahi Kasei Corp	98,089
600		Asics Corp	9,172
12,800		Astellas Pharma, Inc	170,353
800		Casio Computer Co Ltd	11,805
1,200		Central Japan Railway Co	217,976
3,700		Chugai Pharmaceutical Co Ltd	176,404
1,700		Daicel Chemical Industries Ltd	21,226
2,200		Daikin Industries Ltd	243,124
5,200		Daiwa House Industry Co Ltd	190,595
4,300		Denso Corp	236,818
600		Dentsu, Inc	25,664
2,500		East Japan Railway Co	242,449
1,300		Eisai Co Ltd	72,354
200		Fast Retailing Co Ltd	66,915
6,000		Fuji Heavy Industries Ltd	207,295
4,200		Fujifilm Holdings Corp	171,813
24,000		Fujitsu Ltd	187,020
2,200		Hino Motors Ltd	28,316
400		Hitachi Chemical Co Ltd	11,406
700		Hitachi Construction Machinery Co Ltd	24,013
100		Hitachi High-Technologies Corp	4,185
7,300		Hitachi Metals Ltd	94,570
10,400		Honda Motor Co Ltd	325,905
5,900		Inpex Holdings, Inc	63,172
2,000		Kajima Corp	20,743
1,000		Kaneka Corp	8,258
300		Kansai Paint Co Ltd	7,711
1,800		Kao Corp	108,783
1,200	*	Kawasaki Heavy Industries Ltd	41,866
11,200		KDDI Corp	298,398
600		Keyence Corp	333,135
1,000		Kikkoman Corp	34,320
139

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

800	*	Kobe Steel Ltd	$6,754
7,600		Komatsu Ltd	248,336
2,100		Konica Minolta Holdings, Inc	18,423
11,300		Kubota Corp	212,615
600		Kuraray Co Ltd	11,817
1,900		Kyocera Corp	127,086
3,400		Kyowa Hakko Kogyo Co Ltd	62,761
200		Marui Co Ltd	3,061
4,300		Mazda Motor Corp	62,074
11,200		Mitsubishi Corp	262,281
14,700		Mitsubishi Electric Corp	251,568
10,800		Mitsubishi Estate Co Ltd	195,853
3,400		Mitsubishi Materials Corp	129,282
8,900		Mitsubishi UFJ Lease & Finance Co Ltd	46,956
2,200	*	Mitsui Chemicals, Inc	67,839
7,600		Mitsui Fudosan Co Ltd	177,391
1,400	*	Mitsui OSK Lines Ltd	42,870
4,100		Mitsui Trust Holdings, Inc	161,826
159,800		Mizuho Financial Group, Inc	290,338
1,600		Murata Manufacturing Co Ltd	251,459
1,000		NEC Corp	27,440
1,900		NGK Insulators Ltd	37,623
1,500		NGK Spark Plug Co Ltd	34,232
400		Nikon Corp	7,596
200		Nippon Express Co Ltd	12,690
800	*	Nippon Yusen Kabushiki Kaisha	16,920
22,400		Nissan Motor Co Ltd	217,848
500		Nissin Food Products Co Ltd	31,483
900		Nitto Denko Corp	83,689
3,600		NKSJ Holdings, Inc	144,703
400		Nomura Real Estate Holdings, Inc	8,804
1,400		Nomura Research Institute Ltd	59,353
6,300		NSK Ltd	90,710
10,500		NTT DoCoMo, Inc	254,297
700		Obayashi Corp	9,165
1,100		Omron Corp	61,639
1,300		Oriental Land Co Ltd	103,978
600		Osaka Gas Co Ltd	11,621
17,000		Panasonic Corp	256,689
24,300		Resona Holdings, Inc	131,349
1,000		Santen Pharmaceutical Co Ltd	15,890
400		Secom Co Ltd	30,457
600		Sekisui Chemical Co Ltd	12,111
1,600		Sekisui House Ltd	29,918
2,900		Seven & I Holdings Co Ltd	116,883
200		Shimadzu Corp	4,158
900		Shimizu Corp	10,593
2,700		Shin-Etsu Chemical Co Ltd	284,745
2,600		Shionogi & Co Ltd	139,976
1,000		Shiseido Co Ltd	41,248
2,700		Shoei Co Ltd	27,853
140

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

3,700		Showa Shell Sekiyu KK	$43,650
7,900		Sony Corp	330,494
300		Stanley Electric Co Ltd	11,074
19,000		Sumitomo Chemical Co Ltd	133,529
13,900		Sumitomo Corp	201,051
1,300		Sumitomo Dainippon Pharma Co Ltd	18,554
7,400		Sumitomo Electric Industries Ltd	125,987
400	*	Sumitomo Heavy Industries Ltd	16,806
4,500	*	Sumitomo Metal Mining Co Ltd	177,532
1,200		Sumitomo Rubber Industries, Inc	22,785
2,500		Suntory Beverage & Food Ltd	115,031
500		Suzuken Co Ltd	18,024
1,200		Sysmex Corp	82,128
4,300		T&D Holdings, Inc	67,083
4,900		Takeda Pharmaceutical Co Ltd	276,286
400		TDK Corp	30,736
500		Teijin Ltd	10,583
200	*	Toho Gas Co Ltd	5,592
1,400		Tokyo Electron Ltd	246,512
3,000	*	Tokyo Gas Co Ltd	74,837
1,500		Tokyu Corp	22,691
3,300		Tokyu Fudosan Holdings Corp	21,635
4,000		Toray Industries, Inc	40,487
400		Toto Ltd	19,590
300		Toyo Suisan Kaisha Ltd	11,541
4,200		Toyota Tsusho Corp	152,756
700		West Japan Railway Co	49,361
1,700		Yakult Honsha Co Ltd	140,553
100		Yamaha Corp	3,929
3,300		Yamaha Motor Co Ltd	99,042
2,500		Yaskawa Electric Corp	89,577
400		Yokogawa Electric Corp	7,598
		TOTAL JAPAN	11,706,367

LUXEMBOURG - 0.3%
1,243		SES Global S.A.	20,216
8,918		Tenaris S.A.	121,743
		TOTAL LUXEMBOURG	141,959

NETHERLANDS - 3.3%
14,933		Aegon NV	88,162
1,446		Akzo Nobel NV	130,546
2,037		ASML Holding NV	367,534
582		DSM NV	49,655
2,155		EXOR NV	138,149
275		Gemalto NV	10,883
20,363		ING Groep NV	376,297
4,706		Koninklijke Ahold Delhaize NV	88,558
7,090		Koninklijke KPN NV	24,396
6,436		Koninklijke Philips Electronics NV	262,286
1,397		Koninklijke Vopak NV	60,466
633		NN Group NV	26,509
		TOTAL NETHERLANDS	1,623,441

141

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

NEW ZEALAND - 0.1%
4,174		Auckland International Airport Ltd	$17,790
3,166		Fletcher Building Ltd	15,970
13,018		Meridian Energy Ltd	25,397
2,064		Ryman Healthcare Ltd	13,135
		TOTAL NEW ZEALAND	72,292

NORWAY - 1.4%
8,683		DNB NOR Holding ASA	167,577
22,997		Norsk Hydro ASA	177,959
2,594		Orkla ASA	25,409
783		PAN Fish ASA	15,290
10,642	e	Statoil ASA	216,219
3,893		Telenor ASA	82,663
		TOTAL NORWAY	685,117

PORTUGAL - 0.3%
13,702		Energias de Portugal S.A.	48,864
4,779		Galp Energia SGPS S.A.	88,851
29		Jeronimo Martins SGPS S.A.	527
		TOTAL PORTUGAL	138,242
SINGAPORE - 1.7%
5,260		Ascendas REIT	10,576
25,600		CapitaLand Ltd	68,941
7,100		CapitaMall Trust	10,526
3,300		City Developments Ltd	31,340
14,620		DBS Group Holdings Ltd	244,133
33,700		Global Logistic Properties	82,089
2,000		Jardine Cycle & Carriage Ltd	57,833
24,700		Keppel Corp Ltd	135,955
1,500		Singapore Airlines Ltd	11,305
77,700		Singapore Telecommunications Ltd	213,828
		TOTAL SINGAPORE	866,526
SOUTH AFRICA - 0.5%
13,055		Investec plc	89,330
10,579	e	Mediclinic International plc	81,774
3,921		Mondi plc	94,826
		TOTAL SOUTH AFRICA	265,930

SPAIN - 3.4%
1,606		Amadeus IT Holding S.A.	108,965
38,322		Banco Bilbao Vizcaya Argentaria S.A.	335,106
43,956		Banco de Sabadell S.A.	88,009
39,423	e	CaixaBank S.A.	184,436
813		Distribuidora Internacional de Alimentacion S.A.	3,976
1,806		Enagas	52,020
2,080		Ferrovial S.A.	45,171
6,959		Gas Natural SDG S.A.	148,905
34,723		Iberdrola S.A.	280,597
5,840		Industria De Diseno Textil S.A.	218,288
1,014		Red Electrica Corp S.A.	22,453
11,855		Repsol YPF S.A.	222,155
		TOTAL SPAIN	1,710,081
142

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES	COMPANY	VALUE

SWEDEN - 3.3%
4,490	Assa Abloy AB	$94,662
3,873	Atlas Copco AB (A Shares)	169,837
3,161	Atlas Copco AB (B Shares)	125,486
4,949	Boliden AB	173,174
19,963	Ericsson (LM) (B Shares)	125,629
3,197	Hennes & Mauritz AB (B Shares)	80,229
602	Industrivarden AB	15,469
20,428	Nordea Bank AB	246,866
5,186	Sandvik AB	94,663
12,039	Skandinaviska Enskilda Banken AB (Class A)	148,364
575	SKF AB (B Shares)	13,362
10,096	Svenska Handelsbanken AB	144,699
6,305	Swedbank AB (A Shares)	156,476
14,416	TeliaSonera AB	66,724
	TOTAL SWEDEN	1,655,640
SWITZERLAND - 8.3%
12,114	ABB Ltd	316,357
1,478	Adecco S.A.	117,261
3,155	Cie Financiere Richemont S.A.	290,848
3,929	Coca-Cola HBC AG.	132,789
65	Givaudan S.A.	145,164
3,912	Holcim Ltd	220,891
332	Kuehne & Nagel International AG.	58,006
21	Lindt & Spruengli AG.	121,561
1	Lindt & Spruengli AG. (Registered)	69,422
684	Lonza Group AG.	181,712
9,133	Novartis AG.	753,283
2,949	Roche Holding AG.	681,605
39	SGS S.A.	96,312
21	Sika AG.	155,431
1,791	Swiss Re Ltd	168,552
238	Swisscom AG.	120,243
2,844	Wolseley plc	198,881
959	Zurich Financial Services AG.	292,653
	TOTAL SWITZERLAND	4,120,971

UNITED KINGDOM - 16.6%
14,463	3i Group plc	184,579
4,375	Associated British Foods plc	193,634
34,479	Aviva plc	231,300
8,363	Barratt Developments plc	72,715
768	Berkeley Group Holdings plc	38,159
8,809	British Land Co plc	70,333
67,256	BT Group plc	231,733
4,338	Burberry Group plc	109,567
9,395	Capita Group plc	65,427
15,038	CNH Industrial NV	191,864
4,058	Coca-Cola European Partners plc	166,460
613	Croda International plc	34,067
1,690	DCC plc	160,268
1,667	easyJet plc	29,647
23,571	GlaxoSmithKline plc	423,036
143

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

5,903		Hammerson plc	$41,092
3,213		InterContinental Hotels Group plc	178,005
2,603		Intertek Group plc	187,523
23,858		ITV plc	52,152
14,559		J Sainsbury plc	46,883
3,304		Johnson Matthey plc	148,335
9,245		Kingfisher plc	38,437
9,309		Land Securities Group plc	119,563
59,269		Legal & General Group plc	210,142
3,798		London Stock Exchange Group plc	189,668
6,930		Marks & Spencer Group plc	31,673
15,413		Meggitt plc	106,104
16,980	g	Merlin Entertainments plc	85,414
23,164		National Grid plc	278,836
998		Next plc	65,236
70,194		Old Mutual plc	178,063
5,871		Pearson plc	54,821
14,436		Prudential plc	354,337
3,818		Reckitt Benckiser Group plc	341,584
1,756		Reed Elsevier NV	39,645
9,830		Reed Elsevier plc	226,197
6,340		RSA Insurance Group plc	52,941
2,470		Schroders plc	114,600
11,012		Scottish & Southern Energy plc	202,245
9,894		Segro plc	71,426
13,792	*	Sky plc	172,735
24,654	*	Standard Chartered plc	245,551
33,311		Standard Life plc	190,080
9,232		Tate & Lyle plc	79,305
25,125		Taylor Wimpey plc	66,583
83,348	*	Tesco plc	200,834
1,549		Travis Perkins plc	31,271
5,213		Unilever NV	302,823
6,795		Unilever plc	385,099
13,548		United Utilities Group plc	149,890
13,726	d	Vodafone Group plc (ADR)	397,779
3,295		Whitbread plc	161,608
6,886		WM Morrison Supermarkets plc	20,505
11,959		WPP plc	211,426
		TOTAL UNITED KINGDOM	8,233,200

UNITED STATES - 0.2%
3,610	*	QIAGEN NV	122,475
		TOTAL UNITED STATES	122,475

		TOTAL COMMON STOCKS	49,088,177
		(Cost $44,763,254)

RIGHTS / WARRANTS - 0.0%

SPAIN - 0.0%
2,080	h	Ferrovial S.A.	1,001
		TOTAL SPAIN	1,001

		TOTAL RIGHTS / WARRANTS	1,001
		(Cost $975)
144

TIAA-CREF FUNDS - Social Choice International Equity Fund

SHARES		COMPANY	VALUE

SHORT-TERM INVESTMENTS - 0.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.8%
376,859	c	State Street Navigator Securities Lending Government Money Market Portfolio	$376,859
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	376,859

		TOTAL SHORT-TERM INVESTMENTS	376,859
		(Cost $376,859)
		TOTAL INVESTMENTS - 99.6%	49,466,037
		(Cost $45,141,088)
		OTHER ASSETS & LIABILITIES, NET - 0.4%	205,220
		NET ASSETS - 100.0%	$49,671,257

Abbreviation(s):
ADR American Depository Receipt
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $355,042.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2017, the aggregate value of these securities amounted to $85,414 or 0.2% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
MSCI EAFE Mini Index	2	12/15/17	$199,747	$200,740	$993
145

TIAA-CREF FUNDS - Social Choice International Equity Fund

TIAA-CREF FUNDS

SOCIAL CHOICE INTERNATIONAL EQUITY FUND

SUMMARY OF MARKET VALUES BY SECTOR

October 31, 2017

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$10,852,987	21.7%
INDUSTRIALS	7,159,540	14.4
CONSUMER DISCRETIONARY	6,532,250	13.2
HEALTH CARE	4,888,587	9.8
MATERIALS	4,470,727	9.0
CONSUMER STAPLES	4,265,595	8.6
INFORMATION TECHNOLOGY	2,975,457	6.0
ENERGY	2,112,009	4.3
TELECOMMUNICATION SERVICES	2,065,158	4.2
UTILITIES	1,932,358	3.9
REAL ESTATE	1,834,510	3.7
SHORT-TERM INVESTMENTS	376,859	0.8
OTHER ASSETS & LIABILITIES, NET	205,220	0.4

NET ASSETS	$49,671,257	100.0%

146

TIAA-CREF FUNDS - Equity Index Fund

TIAA-CREF FUNDS

EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.0%
55,056		Adient plc	$4,644,524
48,482	*	American Axle & Manufacturing Holdings, Inc	862,495
122,740		BorgWarner, Inc	6,470,853
30,597		Cooper Tire & Rubber Co	1,003,582
9,972	*	Cooper-Standard Holding, Inc	1,111,678
85,417		Dana Holding Corp	2,604,364
156,703		Delphi Automotive plc	15,573,144
15,373	*	Dorman Products, Inc	1,062,428
2,281,068		Ford Motor Co	27,988,704
20,209	*	Fox Factory Holding Corp	859,893
777,852		General Motors Co	33,432,079
160,265		Gentex Corp	3,110,744
21,895	*	Gentherm, Inc	733,482
147,108		Goodyear Tire & Rubber Co	4,500,034
102,436		Harley-Davidson, Inc	4,849,320
13,381	*,e	Horizon Global Corp	217,174
13,503		LCI Industries, Inc	1,671,671
39,740		Lear Corp	6,977,947
28,962	*	Modine Manufacturing Co	609,650
12,314	*	Motorcar Parts of America, Inc	355,998
8,438	*	Shiloh Industries, Inc	78,305
20,047		Spartan Motors, Inc	323,759
12,064		Standard Motor Products, Inc	526,835
14,729	*	Stoneridge, Inc	334,937
14,304		Superior Industries International, Inc	222,427
30,667		Tenneco, Inc	1,782,059
76,149	*	Tesla, Inc	25,245,678
28,710		Thor Industries, Inc	3,910,876
12,545		Tower International, Inc	381,368
18,574	*	Visteon Corp	2,341,067
14,988	*	VOXX International Corp (Class A)	100,420
18,245		Winnebago Industries, Inc	896,742
		TOTAL AUTOMOBILES & COMPONENTS	154,784,237

BANKS - 6.9%
9,347		1st Source Corp	479,595
8,349		Access National Corp	242,956
3,009		ACNB Corp	83,951
6,509	*	Allegiance Bancshares, Inc	255,153
4,530		American National Bankshares, Inc	177,349
20,918		Ameris Bancorp	1,001,972
3,475		Ames National Corp	103,555
6,379	*	Arrow Financial Corp	225,179
88,095		Associated Banc-Corp	2,228,803
147

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,387	*	Atlantic Capital Bancshares, Inc	$187,316
26,651	e	Banc of California, Inc	561,004
9,912		Bancfirst Corp	541,691
17,336		Banco Latinoamericano de Exportaciones S.A. (Class E)	485,928
49,440		Bancorpsouth, Inc	1,562,304
19,189		Bank Mutual Corp	202,924
5,779,074		Bank of America Corp	158,288,837
9,092		Bank of Commerce Holdings	109,104
25,217		Bank of Hawaii Corp	2,057,959
3,357		Bank of Marin Bancorp	227,437
30,794		Bank of NT Butterfield & Son Ltd	1,150,156
70,403		Bank of the Ozarks, Inc	3,282,188
7,344		BankFinancial Corp	116,329
64,191		BankUnited	2,237,056
2,566		Bankwell Financial Group, Inc	93,916
19,110		Banner Corp	1,095,385
8,016		Bar Harbor Bankshares	242,324
473,128		BB&T Corp	23,296,823
5,445		BCB Bancorp, Inc	76,502
11,884		Bear State Financial, Inc	121,930
43,990		Beneficial Bancorp, Inc	725,835
22,730		Berkshire Hills Bancorp, Inc	870,559
11,500		Blue Hills Bancorp, Inc	249,550
35,017	*,e	BofI Holding, Inc	941,957
18,952		BOK Financial Corp	1,638,779
44,730		Boston Private Financial Holdings, Inc	711,207
10,281		Bridge Bancorp, Inc	364,975
41,436		Brookline Bancorp, Inc	638,114
10,145		Bryn Mawr Bank Corp	444,858
3,755	*	BSB Bancorp, Inc	112,274
3,971	*	Byline Bancorp, Inc	79,619
1,549		C&F Financial Corp	89,842
12,947	*	Cadence BanCorp	315,389
7,531		Camden National Corp	325,113
16,191		Capital Bank Financial Corp	657,355
4,271		Capital City Bank Group, Inc	105,323
88,665		Capitol Federal Financial	1,222,690
4,594	*	Capstar Financial Holdings, Inc	92,753
7,944	e	Carolina Financial Corp	292,736
43,088		Cathay General Bancorp	1,801,078
31,194		Centerstate Banks of Florida, Inc	831,008
16,592		Central Pacific Financial Corp	516,343
5,705		Central Valley Community Bancorp	115,241
1,649		Century Bancorp, Inc	140,083
8,748		Charter Financial Corp	167,699
39,665		Chemical Financial Corp	2,089,949
1,442		Chemung Financial Corp	68,120
79,843		CIT Group, Inc	3,722,281
1,600,117		Citigroup, Inc	117,608,600
5,032		Citizens & Northern Corp	122,932
294,019		Citizens Financial Group, Inc	11,175,662
8,450		City Holding Co	595,640
5,601	e	Civista Bancshares, Inc	126,415
148

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,322		Clifton Bancorp, Inc	$175,784
8,083		CNB Financial Corp	232,386
21,000		CoBiz, Inc	429,240
4,048		Codorus Valley Bancorp, Inc	128,071
34,662		Columbia Banking System, Inc	1,508,144
103,457		Comerica, Inc	8,128,616
64,942		Commerce Bancshares, Inc	3,777,027
3,635	e	Commerce Union Bancshares, Inc	87,822
29,258		Community Bank System, Inc	1,617,675
12,086	*	Community Bankers Trust Corp	104,544
2,195		Community Financial Corp	79,481
8,530		Community Trust Bancorp, Inc	411,999
16,765		ConnectOne Bancorp, Inc	450,140
2,437		County Bancorp, Inc	79,592
33,130		Cullen/Frost Bankers, Inc	3,263,305
15,680	*	Customers Bancorp, Inc	428,691
58,561		CVB Financial Corp	1,397,265
17,875		Dime Community Bancshares	394,144
1,611		DNB Financial Corp	54,291
19,289	*	Eagle Bancorp, Inc	1,285,612
84,970		East West Bancorp, Inc	5,084,605
3,562	*	Entegra Financial Corp	97,064
5,252		Enterprise Bancorp, Inc	189,597
12,401		Enterprise Financial Services Corp	540,684
5,768	*	Equity Bancshares, Inc	196,631
4,031		ESSA Bancorp, Inc	65,181
47,336	*	Essent Group Ltd	2,017,460
2,444	e	Evans Bancorp, Inc	106,436
5,132	e	Farmers & Merchants Bancorp, Inc	189,987
3,988		Farmers Capital Bank Corp	165,901
11,953		Farmers National Banc Corp	173,318
7,522	*	FB Financial Corp	307,424
19,517	*	FCB Financial Holdings, Inc	911,444
5,280		Federal Agricultural Mortgage Corp (Class C)	391,987
12,316		Fidelity Southern Corp	270,090
439,735		Fifth Third Bancorp	12,708,341
7,551		Financial Institutions, Inc	247,673
16,589		First Bancorp (NC)	608,816
113,386	*	First Bancorp (Puerto Rico)	583,938
5,732		First Bancorp, Inc	178,896
4,642	e	First Bancshares, Inc	148,080
20,674		First Busey Corp	643,375
3,244		First Business Financial Services, Inc	72,114
4,973		First Citizens Bancshares, Inc (Class A)	2,014,065
53,533		First Commonwealth Financial Corp	779,440
9,362		First Community Bancshares, Inc	279,643
6,547		First Connecticut Bancorp	172,841
5,585		First Defiance Financial Corp	302,707
33,689		First Financial Bancorp	919,710
40,217	e	First Financial Bankshares, Inc	1,835,906
5,911		First Financial Corp	280,772
4,121		First Financial Northwest, Inc	68,532
15,907	*	First Foundation, Inc	294,439
149

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,119	e	First Guaranty Bancshares, Inc	$56,535
41,548		First Hawaiian, Inc	1,214,864
135,566		First Horizon National Corp	2,544,574
2,693		First Internet Bancorp	101,526
14,138		First Interstate Bancsystem, Inc	555,623
22,886		First Merchants Corp	984,098
5,492		First Mid-Illinois Bancshares, Inc	211,991
57,091		First Midwest Bancorp, Inc	1,318,231
5,007	*	First Northwest Bancorp	84,718
12,847		First of Long Island Corp	405,323
92,295		First Republic Bank	8,989,533
11,663	*	Flagstar Bancorp, Inc	435,846
15,508		Flushing Financial Corp	464,930
2,716		FNB Bancorp	93,838
185,647		FNB Corp	2,504,378
7,459	*	Franklin Financial Network, Inc	255,844
101,534		Fulton Financial Corp	1,847,919
11,648		German American Bancorp, Inc	419,095
46,016		Glacier Bancorp, Inc	1,746,767
5,904		Great Southern Bancorp, Inc	317,340
33,297		Great Western Bancorp, Inc	1,351,525
14,150	*	Green Bancorp, Inc	313,422
1,612	e	Greene County Bancorp, Inc	48,199
13,068		Guaranty Bancorp	371,785
49,091		Hancock Holding Co	2,393,186
17,666		Hanmi Financial Corp	543,229
7,161	*	HarborOne Bancorp, Inc	139,711
13,730		Heartland Financial USA, Inc	676,202
19,793		Heritage Commerce Corp	304,416
16,462		Heritage Financial Corp	502,091
43,210		Hilltop Holdings, Inc	1,018,028
689		Hingham Institution for Savings	134,148
2,808		Home Bancorp, Inc	120,295
91,704		Home Bancshares, Inc	2,061,506
12,284	*	HomeStreet, Inc	356,850
8,420	*	HomeTrust Bancshares, Inc	221,025
74,545		Hope Bancorp, Inc	1,375,355
11,965		Horizon Bancorp	329,277
4,629	*,e	Howard Bancorp, Inc	96,746
632,495		Huntington Bancshares, Inc	8,728,431
29,408		IBERIABANK Corp	2,168,840
4,869	*,e	Impac Mortgage Holdings, Inc	63,784
14,981		Independent Bank Corp (MA)	1,080,130
11,571		Independent Bank Corp (MI)	260,347
9,735		Independent Bank Group, Inc	612,331
31,537		International Bancshares Corp	1,280,402
4,281	e	Investar Holding Corp	99,319
159,467		Investors Bancorp, Inc	2,192,671
2,072,799		JPMorgan Chase & Co	208,544,307
53,182		Kearny Financial Corp	800,389
635,977		Keycorp	11,606,580
25,070		Lakeland Bancorp, Inc	515,188
14,457		Lakeland Financial Corp	697,984
150

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

4,465		LCNB Corp	$91,086
27,149		LegacyTexas Financial Group, Inc	1,082,974
3,733	*	LendingTree, Inc	1,000,631
12,802	e	Live Oak Bancshares, Inc	303,407
84,584		M&T Bank Corp	14,106,074
12,652		Macatawa Bank Corp	127,026
13,741		MainSource Financial Group, Inc	517,898
3,599	*	Malvern Bancorp, Inc	97,173
45,514		MB Financial, Inc	2,090,913
8,948		MBT Financial Corp	94,401
9,159		Mercantile Bank Corp	330,640
33,771		Meridian Bancorp, Inc	665,289
4,940		Meta Financial Group, Inc	431,015
215,608	*	MGIC Investment Corp	3,083,194
1,372		Middlefield Banc Corp	62,495
8,330		Midland States Bancorp, Inc	270,309
9,128		Midsouth Bancorp, Inc	119,577
6,033		MidWestOne Financial Group, Inc	212,422
2,513		MutualFirst Financial, Inc	97,253
16,489		National Bank Holdings Corp	541,169
2,810	e	National Bankshares, Inc	124,483
6,580	*	National Commerce Corp	268,135
16,262	*	Nationstar Mortgage Holdings, Inc	316,621
24,802		NBT Bancorp, Inc	945,948
287,688		New York Community Bancorp, Inc	3,613,361
4,998	*	Nicolet Bankshares, Inc	284,586
34,580	*	NMI Holdings, Inc	503,139
4,114		Northeast Bancorp	105,936
23,793		Northfield Bancorp, Inc	405,909
3,306		Northrim BanCorp, Inc	107,445
53,101		Northwest Bancshares, Inc	895,814
3,413	*,e	Norwood Financial Corp	101,946
17,495		OceanFirst Financial Corp	485,486
27,352		OFG Bancorp	243,433
2,434	e	Ohio Valley Banc Corp	86,650
4,255		Old Line Bancshares, Inc	128,288
72,394		Old National Bancorp	1,317,571
1,812		Old Point Financial Corp	58,673
15,597		Old Second Bancorp, Inc	213,679
11,422	*	Opus Bank	295,830
37,381		Oritani Financial Corp	633,608
3,502		Orrstown Financial Services, Inc	89,301
12,311		Pacific Continental Corp	344,708
8,685	*	Pacific Mercantile Bancorp	81,205
23,138	*	Pacific Premier Bancorp, Inc	934,775
75,651		PacWest Bancorp	3,655,475
2,386	*	Paragon Commercial Corp	137,362
8,359		Park National Corp	917,735
31,319		Park Sterling Bank	393,680
3,277		Parke Bancorp, Inc	70,619
10,386	*	PCSB Financial Corp	194,426
9,268		Peapack Gladstone Financial Corp	321,507
1,915		Penns Woods Bancorp, Inc	92,724
151

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

8,529	*	PennyMac Financial Services, Inc	$162,051
2,283		Peoples Bancorp of North Carolina, Inc	77,827
7,855		Peoples Bancorp, Inc	260,158
3,001	e	Peoples Financial Services Corp	136,065
196,986		People’s United Financial, Inc	3,675,759
6,152		People’s Utah Bancorp	191,327
34,722	*	PHH Corp	458,678
42,698		Pinnacle Financial Partners, Inc	2,826,608
284,117		PNC Financial Services Group, Inc	38,864,364
59,671		Popular, Inc	2,188,732
7,309		Preferred Bank	451,185
4,455		Premier Financial Bancorp, Inc	92,219
38,941		Prosperity Bancshares, Inc	2,561,539
2,484	*	Provident Bancorp, Inc	58,871
2,962		Provident Financial Holdings, Inc	57,255
34,502		Provident Financial Services, Inc	938,454
4,706		Prudential Bancorp, Inc	85,885
6,812		QCR Holdings, Inc	325,273
125,387		Radian Group, Inc	2,628,112
2,182	*	RBB Bancorp	54,703
710,383		Regions Financial Corp	10,996,729
23,984		Renasant Corp	992,938
4,212		Republic Bancorp, Inc (Class A)	165,616
29,506	*,e	Republic First Bancorp, Inc	272,931
10,441		Riverview Bancorp, Inc	92,716
19,322		S&T Bancorp, Inc	790,077
12,945		Sandy Spring Bancorp, Inc	523,107
24,573	*	Seacoast Banking Corp of Florida	609,165
29,788		ServisFirst Bancshares, Inc	1,221,606
6,666		Shore Bancshares, Inc	109,722
5,605		SI Financial Group, Inc	84,075
5,108		Sierra Bancorp	135,158
31,213	*	Signature Bank	4,058,002
20,647		Simmons First National Corp (Class A)	1,191,342
4,152	*	SmartFinancial, Inc	97,530
15,850		South State Corp	1,427,293
2,686	*	Southern First Bancshares, Inc	103,545
2,726		Southern Missouri Bancorp, Inc	100,671
5,361		Southern National Bancorp of Virginia, Inc	87,545
15,459		Southside Bancshares, Inc	547,403
20,906		State Bank & Trust Co	604,392
124,902		Sterling Bancorp/DE	3,128,795
12,872		Stock Yards Bancorp, Inc	485,918
5,869		Summit Financial Group, Inc	159,637
5,433		Sun Bancorp, Inc	137,727
3,893	*	Sunshine Bancorp, Inc	90,902
284,402		SunTrust Banks, Inc	17,123,844
31,210	*	SVB Financial Group	6,843,729
74,099		Synovus Financial Corp	3,471,538
91,743		TCF Financial Corp	1,671,557
3,666		Territorial Bancorp, Inc	115,809
29,108	*	Texas Capital Bancshares, Inc	2,504,743
69,010		TFS Financial Corp	1,064,134
152

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

31,785	*	The Bancorp, Inc	$267,312
3,583		Timberland Bancorp, Inc	108,601
8,865		Tompkins Trustco, Inc	772,319
31,513		TowneBank	1,055,686
11,198		Trico Bancshares	463,821
12,285	*	Tristate Capital Holdings, Inc	278,255
10,239	*	Triumph Bancorp, Inc	317,409
51,818		Trustco Bank Corp NY	475,430
36,220		Trustmark Corp	1,193,087
3,955		Two River Bancorp	76,727
26,192		UMB Financial Corp	1,925,898
127,641		Umpqua Holdings Corp	2,611,535
23,794		Union Bankshares Corp	821,131
1,900	e	Union Bankshares, Inc	93,480
57,927		United Bankshares, Inc	2,082,476
43,357		United Community Banks, Inc	1,188,849
26,462		United Community Financial Corp	244,244
28,215		United Financial Bancorp, Inc (New)	516,617
7,298		United Security Bancshares	68,601
4,251		Unity Bancorp, Inc	83,957
14,496		Univest Corp of Pennsylvania	424,733
923,389		US Bancorp	50,213,894
148,242		Valley National Bancorp	1,704,783
9,646	*	Veritex Holdings, Inc	254,269
16,486	*	Walker & Dunlop, Inc	904,917
51,702		Washington Federal, Inc	1,799,230
8,319		Washington Trust Bancorp, Inc	461,705
5,504		WashingtonFirst Bankshares, Inc	192,310
13,586		Waterstone Financial, Inc	260,851
53,310		Webster Financial Corp	2,931,517
2,632,908		Wells Fargo & Co	147,811,455
23,395		WesBanco, Inc	945,158
8,543		West Bancorporation, Inc	208,876
16,202	e	Westamerica Bancorporation	943,442
58,821	*	Western Alliance Bancorp	3,282,212
14,761		Western New England Bancorp, Inc	155,729
34,071		Wintrust Financial Corp	2,769,632
100,521	*	WMIH Corp	83,432
16,674		WSFS Financial Corp	828,698
1,525	*	Xenith Bankshares, Inc	48,770
117,271		Zions Bancorporation	5,448,411
		TOTAL BANKS	1,079,256,627

CAPITAL GOODS - 7.7%
340,247		3M Co	78,321,457
86,566		A.O. Smith Corp	5,124,707
23,474		Aaon, Inc	821,590
18,634		AAR Corp	724,676
34,440		Actuant Corp (Class A)	878,220
24,461		Acuity Brands, Inc	4,089,879
19,055		Advanced Drainage Systems, Inc	372,525
90,838	*	Aecom Technology Corp	3,184,780
20,604	*	Aegion Corp	479,867
153

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

41,943	*	Aerojet Rocketdyne Holdings, Inc	$1,324,560
12,168	*	Aerovironment, Inc	622,515
38,922		AGCO Corp	2,668,882
56,834		Air Lease Corp	2,469,437
27,441		Aircastle Ltd	638,278
5,290		Alamo Group, Inc	558,095
15,845		Albany International Corp (Class A)	956,246
55,387		Allegion plc	4,618,722
4,289		Allied Motion Technologies, Inc	121,808
80,021		Allison Transmission Holdings, Inc	3,400,092
16,053		Altra Holdings, Inc	768,939
13,315	*	Ameresco, Inc	102,525
5,147	e	American Railcar Industries, Inc	204,851
8,196	*	American Woodmark Corp	791,734
133,316		Ametek, Inc	8,997,497
16,520		Apogee Enterprises, Inc	788,500
21,491		Applied Industrial Technologies, Inc	1,367,902
228,364		Arconic, Inc	5,736,504
8,366		Argan, Inc	575,162
13,258	*	Armstrong Flooring, Inc	196,218
24,691	*	Armstrong World Industries, Inc	1,261,710
11,958		Astec Industries, Inc	621,218
12,601	*	Astronics Corp	433,474
18,386	*	Atkore International Group, Inc	355,034
29,833	*,e	Axon Enterprise, Inc	685,264
14,514		AZZ, Inc	693,769
30,926		Barnes Group, Inc	2,012,973
37,971	*	Beacon Roofing Supply, Inc	2,103,973
4,104	*	Blue Bird Corp	84,748
37,920	*	BMC Stock Holdings, Inc	813,384
326,992		Boeing Co	84,357,396
23,555		Briggs & Stratton Corp	593,586
57,798	*	Builders FirstSource, Inc	1,041,520
53,719		BWX Technologies, Inc	3,218,842
13,856	*	Caesarstone Sdot-Yam Ltd	392,125
9,010	*	CAI International, Inc	333,550
35,291		Carlisle Cos, Inc	3,876,011
333,298		Caterpillar, Inc	45,261,868
16,950	*	Chart Industries, Inc	737,325
59,942	e	Chicago Bridge & Iron Co NV	835,591
9,365		CIRCOR International, Inc	411,592
51,684	*	Colfax Corp	2,155,740
11,883		Columbus McKinnon Corp	470,091
19,832		Comfort Systems USA, Inc	878,558
13,897	*	Commercial Vehicle Group, Inc	112,844
22,980	*	Continental Building Products Inc	613,566
28,452		Crane Co	2,364,930
7,120	*	CSW Industrials, Inc	349,236
14,048		Cubic Corp	766,318
93,284		Cummins, Inc	16,500,074
24,846		Curtiss-Wright Corp	2,938,039
186,425		Deere & Co	24,772,154
6,313		DMC Global, Inc	137,308
154

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

76,990		Donaldson Co, Inc	$3,634,698
12,538		Douglas Dynamics, Inc	525,969
90,778		Dover Corp	8,668,391
6,696	*	Ducommun, Inc	220,767
10,037	*	DXP Enterprises, Inc	321,887
17,564	*	Dycom Industries, Inc	1,542,646
2,879		Eastern Co	83,203
262,696		Eaton Corp	21,020,934
34,188		EMCOR Group, Inc	2,752,476
375,163		Emerson Electric Co	24,183,007
11,393		Encore Wire Corp	514,394
10,434	*,e	Energous Corp	102,358
22,942	*,e	Energy Recovery, Inc	176,883
24,985		EnerSys	1,733,209
11,326	*	Engility Holdings, Inc	381,346
12,107		EnPro Industries, Inc	1,013,840
1,987	e	EnviroStar, Inc	53,053
69,603		Equifax, Inc	7,554,014
14,252		ESCO Technologies, Inc	825,903
15,443	*	Esterline Technologies Corp	1,464,769
169,733		Fastenal Co	7,972,359
32,826		Federal Signal Corp	700,835
75,235		Flowserve Corp	3,315,606
79,207		Fluor Corp	3,413,030
179,682		Fortive Corp	12,983,821
87,477		Fortune Brands Home & Security, Inc	5,778,731
6,903	*,e	Foundation Building Materials, Inc	92,845
26,050		Franklin Electric Co, Inc	1,185,275
8,864		Freightcar America, Inc	165,934
27,294	*	Gardner Denver Holdings, Inc	787,432
22,741	e	GATX Corp	1,351,043
3,280	*	Gencor Industries, Inc	59,368
35,396	*	Generac Holdings, Inc	1,843,778
29,622		General Cable Corp	620,581
151,354		General Dynamics Corp	30,721,835
5,095,718		General Electric Co	102,729,675
18,290	*	Gibraltar Industries, Inc	608,142
12,442		Global Brass & Copper Holdings, Inc	435,470
16,669	*	GMS, Inc	567,579
9,996		Gorman-Rupp Co	319,672
31,939		Graco, Inc	4,209,241
4,428		Graham Corp	85,328
23,173		Granite Construction, Inc	1,475,888
41,979	*	Great Lakes Dredge & Dock Corp	214,093
15,693	e	Greenbrier Cos, Inc	819,175
17,223		Griffon Corp	388,379
18,849		H&E Equipment Services, Inc	620,886
5,911		Hardinge, Inc	97,768
47,861	*	Harsco Corp	1,017,046
19,784	*	HC2 Holdings, Inc	107,427
118,372	*	HD Supply Holdings, Inc	4,189,185
15,077		HEICO Corp	1,367,182
30,064		HEICO Corp (Class A)	2,287,870
155

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

14,544	*	Herc Holdings, Inc	$704,802
51,152		Hexcel Corp	3,104,415
35,104		Hillenbrand, Inc	1,388,363
443,975		Honeywell International, Inc	64,003,436
31,685		Hubbell, Inc	3,986,607
25,944		Huntington Ingalls	6,040,542
2,730		Hurco Cos, Inc	122,167
16,633	*,e	Huttig Building Products, Inc	111,774
5,949		Hyster-Yale Materials Handling, Inc	466,937
45,016		IDEX Corp	5,771,501
6,045	*	IES Holdings, Inc	113,042
183,165		Illinois Tool Works, Inc	28,668,986
149,698		Ingersoll-Rand plc	13,263,243
11,465		Insteel Industries, Inc	292,931
51,440		ITT, Inc	2,399,162
68,953		Jacobs Engineering Group, Inc	4,013,754
31,703	*	JELD-WEN Holding, Inc	1,169,207
17,910		John Bean Technologies Corp	1,914,579
548,204		Johnson Controls International plc	22,690,164
5,964		Kadant, Inc	677,510
15,646		Kaman Corp	875,237
84,491		KBR, Inc	1,658,558
47,164		Kennametal, Inc	2,058,709
25,854	*,e	KEYW Holding Corp, The	195,198
30,356	*	KLX, Inc	1,665,330
42,322	*	Kratos Defense & Security Solutions, Inc	509,557
45,352		L3 Technologies, Inc	8,488,987
1,979	*	Lawson Products, Inc	49,772
12,629	*	Layne Christensen Co	166,829
4,379	*	LB Foster Co (Class A)	109,037
22,415		Lennox International, Inc	4,284,179
34,151		Lincoln Electric Holdings, Inc	3,130,622
6,104		Lindsay Corp	558,882
147,354		Lockheed Martin Corp	45,408,609
11,159		LSI Industries, Inc	77,555
9,411	*	Lydall, Inc	543,956
76,674	*	Manitowoc Co, Inc	729,936
185,941		Masco Corp	7,404,171
17,474	*	Masonite International Corp	1,172,505
38,822	*	Mastec, Inc	1,690,698
27,215	*	Mercury Systems, Inc	1,373,541
48,988	*	Meritor, Inc	1,274,178
32,938	*	Middleby Corp	3,817,514
31,993	*	Milacron Holdings Corp	574,274
6,321		Miller Industries, Inc	178,568
17,815	*	Moog, Inc (Class A)	1,563,444
53,304	*	MRC Global, Inc	914,164
25,277		MSC Industrial Direct Co (Class A)	2,095,463
32,349		Mueller Industries, Inc	1,124,128
88,794		Mueller Water Products, Inc (Class A)	1,060,200
8,496	*	MYR Group, Inc	270,937
3,644		National Presto Industries, Inc	425,984
29,558	*	Navistar International Corp	1,250,599
156

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

22,485	*	NCI Building Systems, Inc	$358,636
15,388	*	Nexeo Solutions, Inc	113,717
16,369		NN, Inc	483,704
33,337		Nordson Corp	4,223,465
94,127		Northrop Grumman Corp	27,817,352
5,316	*	Northwest Pipe Co	96,964
63,669	*	NOW, Inc	797,136
4,600	*	NV5 Holdings, Inc	267,260
1,327		Omega Flex, Inc	85,578
33,257		Orbital ATK, Inc	4,420,853
16,581	*	Orion Marine Group, Inc	119,383
43,686		Oshkosh Truck Corp	3,999,890
65,099		Owens Corning, Inc	5,383,036
198,713		PACCAR, Inc	14,253,683
78,382		Parker-Hannifin Corp	14,313,337
9,470	*	Patrick Industries, Inc	880,710
96,627		Pentair plc	6,808,338
29,257	*	PGT, Inc	412,524
137,413	*,e	Plug Power, Inc	391,627
13,738	*	Ply Gem Holdings, Inc	232,172
6,494		Powell Industries, Inc	188,196
1,112		Preformed Line Products Co	79,074
22,842		Primoris Services Corp	645,743
14,540	*	Proto Labs, Inc	1,268,615
19,779		Quanex Building Products Corp	434,149
86,614	*	Quanta Services, Inc	3,267,946
20,020		Raven Industries, Inc	673,673
170,066		Raytheon Co	30,645,893
14,233	*	RBC Bearings, Inc	1,762,330
25,992		Regal-Beloit Corp	2,109,251
13,214	e	REV Group, Inc	340,921
6,544	*,e	Revolution Lighting Technologies, Inc	36,385
60,234	*	Rexnord Corp	1,537,172
75,358		Rockwell Automation, Inc	15,133,394
95,008		Rockwell Collins, Inc	12,883,085
58,860		Roper Industries, Inc	15,195,886
3,027	*	Rush Enterprises, Inc	144,055
17,301	*	Rush Enterprises, Inc (Class A)	878,545
96,674	*	Sensata Technologies Holding BV	4,728,325
23,592		Simpson Manufacturing Co, Inc	1,315,018
19,438	*	SiteOne Landscape Supply, Inc	1,234,507
33,385		Snap-On, Inc	5,267,485
7,605	*	Sparton Corp	177,120
70,634		Spirit Aerosystems Holdings, Inc (Class A)	5,657,783
23,678	*	SPX Corp	693,529
24,635	*	SPX FLOW, Inc	1,015,701
7,474		Standex International Corp	773,933
88,773		Stanley Works	14,341,278
16,609	*	Sterling Construction Co, Inc	296,471
13,531		Sun Hydraulics Corp	778,438
50,428	*,e	Sunrun, Inc	289,457
21,033	*	Teledyne Technologies, Inc	3,574,769
9,830		Tennant Co	681,711
157

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

48,822		Terex Corp	$2,300,004
15,827	*,e	Textainer Group Holdings Ltd	309,418
152,600		Textron, Inc	8,048,124
7,128	*,e	The ExOne Company	75,771
23,631	*	Thermon Group Holdings	508,303
39,939		Timken Co	1,883,124
30,879		Titan International, Inc	300,761
10,402	*	Titan Machinery, Inc	154,886
60,942		Toro Co	3,830,205
8,124	*	TPI Composites, Inc	203,506
28,163		TransDigm Group, Inc	7,815,233
17,297	*	Trex Co, Inc	1,893,157
25,968	*	Trimas Corp	689,450
88,133		Trinity Industries, Inc	2,866,085
25,933		Triton International Ltd	1,034,727
28,363		Triumph Group, Inc	880,671
22,502	*	Tutor Perini Corp	634,556
5,065	*	Twin Disc, Inc	108,138
49,458	*	United Rentals, Inc	6,997,318
436,160		United Technologies Corp	52,234,522
60,791	*	Univar, Inc	1,808,532
11,266		Universal Forest Products, Inc	1,271,931
51,661	*	USG Corp	1,773,522
12,488		Valmont Industries, Inc	1,984,343
8,033	*	Vectrus, Inc	245,087
7,397	*	Veritiv Corp	237,814
10,333	*	Vicor Corp	222,676
30,497		W.W. Grainger, Inc	6,029,257
34,331	e	Wabash National Corp	772,448
29,336	*	WABCO Holdings, Inc	4,329,114
49,387	e	Wabtec Corp	3,778,106
17,205		Watsco, Inc	2,865,837
15,670		Watts Water Technologies, Inc (Class A)	1,056,158
73,460	*	Welbilt, Inc	1,620,528
30,521	*	Wesco Aircraft Holdings, Inc	276,215
28,001	*	WESCO International, Inc	1,768,263
2,234	*	Willis Lease Finance Corp	56,051
30,450		Woodward Governor Co	2,354,699
102,420		Xylem, Inc	6,814,003
		TOTAL CAPITAL GOODS	1,205,542,394

COMMERCIAL & PROFESSIONAL SERVICES - 0.9%
31,074		ABM Industries, Inc	1,304,176
34,874	*	Acacia Research (Acacia Technologies)	156,933
60,548	*	ACCO Brands Corp	790,151
24,651	*	Advanced Disposal Services, Inc	614,303
23,637	*	Advisory Board Co	1,274,625
25,420	*	ARC Document Solutions, Inc	112,356
3,927		Barrett Business Services, Inc	238,722
3,889		BG Staffing, Inc	65,646
29,178		Brady Corp (Class A)	1,110,223
25,987		Brink’s Co	1,977,611
20,937	*	Casella Waste Systems, Inc (Class A)	386,497
158

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

30,814	*	CBIZ, Inc	$522,297
16,438		Ceco Environmental Corp	144,161
49,051		Cintas Corp	7,310,561
30,478	*	Clean Harbors, Inc	1,630,878
12,801	*	Cogint, Inc	58,245
113,593	*	Copart, Inc	4,122,290
66,115	e	Covanta Holding Corp	1,064,451
4,164		CRA International, Inc	175,971
26,989		Deluxe Corp	1,879,784
21,378		Dun & Bradstreet Corp	2,497,592
64,481	*,†,m	Dyax Corp	71,574
19,239		Ennis, Inc	387,666
21,996		Essendant, Inc	212,921
16,519		Exponent, Inc	1,219,928
6,764	*	Franklin Covey Co	131,222
22,868	*	FTI Consulting, Inc	977,607
5,783	*	GP Strategies Corp	167,996
40,492		Healthcare Services Group	2,141,622
9,944		Heidrick & Struggles International, Inc	247,108
8,509	*	Heritage-Crystal Clean, Inc	166,351
34,103		Herman Miller, Inc	1,145,861
23,226	*	Hill International, Inc	123,098
24,979		HNI Corp	854,781
20,177	*	Hudson Technologies, Inc	119,448
12,049	*	Huron Consulting Group, Inc	440,993
10,123	*	ICF International, Inc	543,605
222,940	*	IHS Markit Ltd	9,499,473
25,329	*	Innerworkings, Inc	275,580
10,441		Insperity, Inc	990,851
34,387		Interface, Inc	784,024
79,368		KAR Auction Services, Inc	3,756,487
17,203		Kelly Services, Inc (Class A)	452,611
13,273		Kforce, Inc	278,069
18,271		Kimball International, Inc (Class B)	350,255
27,546		Knoll, Inc	584,526
29,289		Korn/Ferry International	1,225,159
20,367		LSC Communications, Inc	329,538
39,927		Manpower, Inc	4,922,201
17,335		Matthews International Corp (Class A)	1,089,505
13,160		McGrath RentCorp	588,252
57,537	*,m	Media General, Inc	0
9,740	*	Mistras Group, Inc	204,637
25,251		Mobile Mini, Inc	835,808
19,423		MSA Safety, Inc	1,544,128
7,684		Multi-Color Corp	635,467
26,070	*	Navigant Consulting, Inc	451,272
209,146		Nielsen NV	7,753,042
8,636	*	NL Industries, Inc	112,268
29,257	*	On Assignment, Inc	1,791,114
110,155		Pitney Bowes, Inc	1,513,530
19,347		Quad Graphics, Inc	440,918
133,434		Republic Services, Inc	8,682,550
15,702		Resources Connection, Inc	247,306
159

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

70,839		Robert Half International, Inc	$3,667,335
61,334		Rollins, Inc	2,693,176
26,356	*	RPX Corp	343,155
42,800		RR Donnelley & Sons Co	393,760
10,123	*	SP Plus Corp	392,266
48,049		Steelcase, Inc (Class A)	699,113
47,162	*	Stericycle, Inc	3,341,428
18,215	*,e	Team, Inc	224,045
31,842		Tetra Tech, Inc	1,568,219
87,217	*	TransUnion	4,578,020
23,632	*	TriNet Group, Inc	820,503
22,868	*	TrueBlue, Inc	619,723
8,893		Unifirst Corp	1,400,648
12,086		US Ecology, Inc	574,689
92,230	*	Verisk Analytics, Inc	7,844,162
11,387		Viad Corp	661,015
4,920		VSE Corp	241,572
22,658	*	WageWorks, Inc	1,444,448
259,871		Waste Management, Inc	21,353,600
5,089	*	Willdan Group, Inc	152,975
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	138,741,677

CONSUMER DURABLES & APPAREL - 1.4%
12,563	e	Acushnet Holdings Corp	232,039
32,697	*	American Outdoor Brands Corp	468,548
6,685		Bassett Furniture Industries, Inc	259,378
19,664	*	Beazer Homes USA, Inc	412,551
52,173		Brunswick Corp	2,642,562
46,938		CalAtlantic Group, Inc	2,315,921
54,135		Callaway Golf Co	781,168
27,405		Carter’s, Inc	2,650,886
4,928	*	Cavco Industries, Inc	773,203
10,244	*	Century Communities, Inc	292,466
10,975	*	Clarus Corp	80,117
16,052		Columbia Sportswear Co	1,001,324
48,854	*	CROCS, Inc	498,311
6,375		CSS Industries, Inc	191,122
5,692		Culp, Inc	180,436
17,615	*	Deckers Outdoor Corp	1,202,048
4,690	*	Delta Apparel, Inc	98,162
200,902		DR Horton, Inc	8,881,877
3,755		Escalade, Inc	46,374
13,716		Ethan Allen Interiors, Inc	408,051
4,942		Flexsteel Industries, Inc	248,434
28,004	*,e	Fossil Group, Inc	220,672
77,777		Garmin Ltd	4,402,956
25,667	*	G-III Apparel Group Ltd	650,402
61,542	*,e	GoPro, Inc	641,883
11,271	*	Green Brick Partners, Inc	122,290
7,313	*	Hamilton Beach Brands Holding Co	283,525
211,565	e	Hanesbrands, Inc	4,760,213
66,444		Hasbro, Inc	6,152,050
15,163	*	Helen of Troy Ltd	1,408,643
160

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

6,855		Hooker Furniture Corp	$324,927
74,783	*	Hovnanian Enterprises, Inc (Class A)	180,975
12,900	*	Installed Building Products Inc	899,130
15,690	*,e	iRobot Corp	1,054,211
3,542		Johnson Outdoors, Inc	266,394
49,479		KB Home	1,357,209
26,981		La-Z-Boy, Inc	727,138
79,062		Leggett & Platt, Inc	3,736,470
6,801		Lennar Corp (B Shares)	326,108
116,206		Lennar Corp (Class A)	6,469,188
10,590	*,e	LGI Homes, Inc	638,895
15,694		Libbey, Inc	107,347
3,865		Lifetime Brands, Inc	72,082
56,359	*	Lululemon Athletica, Inc	3,466,642
13,342	*	M/I Homes, Inc	445,623
11,436	*	Malibu Boats Inc	356,803
6,903		Marine Products Corp	99,196
199,585	e	Mattel, Inc	2,818,140
11,600	*	MCBC Holdings, Inc	265,292
24,827		MDC Holdings, Inc	919,592
22,432	*	Meritage Homes Corp	1,092,438
83,707	*	Michael Kors Holdings Ltd	4,085,739
35,911	*	Mohawk Industries, Inc	9,400,063
9,860		Movado Group, Inc	273,122
2,602	*	Nacco Industries, Inc (Class A)	108,243
17,787	*	Nautilus, Inc	231,231
9,751	*	New Home Co Inc	113,404
279,987		Newell Rubbermaid, Inc	11,417,870
776,108		Nike, Inc (Class B)	42,678,179
1,910	*	NVR, Inc	6,267,417
9,063		Oxford Industries, Inc	585,470
7,374	*	Perry Ellis International, Inc	171,740
34,239	e	Polaris Industries, Inc	4,054,925
23,049		Pool Corp	2,783,858
164,782		Pulte Homes, Inc	4,981,360
45,235		PVH Corp	5,736,250
32,596		Ralph Lauren Corp	2,915,060
26,902	*,e	Sequential Brands Group, Inc	69,945
76,337	*	Skechers U.S.A., Inc (Class A)	2,436,677
34,053	*	Steven Madden Ltd	1,328,067
9,704	e	Sturm Ruger & Co, Inc	480,833
3,027		Superior Uniform Group, Inc	71,044
164,738		Tapestry, Inc	6,746,021
42,437	*	Taylor Morrison Home Corp	1,024,854
27,046	*,e	Tempur Sealy International, Inc	1,767,997
88,186		Toll Brothers, Inc	4,060,083
21,439	*	TopBuild Corp	1,414,760
92,669	*	TRI Pointe Homes, Inc	1,639,315
29,317		Tupperware Corp	1,722,374
109,492	*,e	Under Armour, Inc	1,262,443
107,236	*,e	Under Armour, Inc (Class A)	1,342,595
9,279	*	Unifi, Inc	353,066
8,832	*	Universal Electronics, Inc	529,920
161

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,056	*	Vera Bradley, Inc	$79,603
190,861		VF Corp	13,293,469
33,514	*	Vista Outdoor, Inc	700,778
2,514		Weyco Group, Inc	68,356
41,638		Whirlpool Corp	6,825,717
14,139	*	William Lyon Homes, Inc	392,357
52,906		Wolverine World Wide, Inc	1,444,334
16,971	*	Zagg, Inc	265,596
		TOTAL CONSUMER DURABLES & APPAREL	213,055,547

CONSUMER SERVICES - 2.3%
35,850		Adtalem Global Education, Inc	1,324,657
8,985	*	American Public Education, Inc	179,700
140,640		ARAMARK Holdings Corp	6,144,562
7,935	*	Ascent Media Corp (Series A)	89,269
49,386	*	Belmond Ltd.	649,426
11,284	*	BJ’s Restaurants, Inc	357,703
56,586		Bloomin’ Brands, Inc	1,006,099
11,514		Bob Evans Farms, Inc	888,766
9,583	*	Bojangles’, Inc	117,392
49,052		Boyd Gaming Corp	1,433,790
9,845	*	Bridgepoint Education, Inc	95,300
29,300	*	Bright Horizons Family Solutions	2,528,590
28,584	e	Brinker International, Inc	878,100
9,174	*	Buffalo Wild Wings, Inc	1,084,367
87,185	*	Caesars Entertainment Corp	1,129,046
6,499	*	Cambium Learning Group, Inc	39,774
6,357		Capella Education Co	517,778
41,943	*	Career Education Corp	447,951
239,267		Carnival Corp	15,884,936
13,189		Carriage Services, Inc	341,595
23,059	*	Carrols Restaurant Group, Inc	259,414
11,016	*	Century Casinos, Inc	90,882
25,107	e	Cheesecake Factory	1,123,287
56,050	*	Chegg, Inc	869,335
14,700	*	Chipotle Mexican Grill, Inc (Class A)	3,996,930
18,690		Choice Hotels International, Inc	1,303,627
7,515		Churchill Downs, Inc	1,567,253
9,542	*	Chuy’s Holdings, Inc	214,695
2,954		Collectors Universe	73,141
11,172	e	Cracker Barrel Old Country Store, Inc	1,744,284
72,839		Darden Restaurants, Inc	5,992,465
23,814	*	Dave & Buster’s Entertainment, Inc	1,147,835
11,445	*	Del Frisco’s Restaurant Group, Inc	159,085
18,560	*	Del Taco Restaurants, Inc	235,526
52,403	*	Denny’s Corp	684,907
10,194		DineEquity, Inc	485,336
28,112		Domino’s Pizza, Inc	5,144,496
78,362		Drive Shack, Inc	286,021
51,649		Dunkin Brands Group, Inc	3,050,906
9,550	*	El Pollo Loco Holdings, Inc	109,825
27,396	*,e	Eldorado Resorts, Inc	704,077
1,317	*,e	Empire Resorts, Inc	29,369
162

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

112,787		Extended Stay America, Inc	$2,235,438
13,323	*	Fiesta Restaurant Group, Inc	220,496
5,129	*	Fogo De Chao, Inc	56,675
4,866	*	Golden Entertainment, Inc	129,825
2,419		Graham Holdings Co	1,346,053
26,949	*	Grand Canyon Education, Inc	2,412,205
121,653		H&R Block, Inc	3,009,695
11,648	*,e	Habit Restaurants, Inc	143,270
39,089	*	Hilton Grand Vacations, Inc	1,601,085
128,739		Hilton Worldwide Holdings, Inc	9,305,255
60,193	*	Houghton Mifflin Harcourt Co	595,911
28,427	*	Hyatt Hotels Corp	1,781,236
61,852		ILG, Inc	1,835,149
64,174		International Game Technology plc	1,508,089
13,919		International Speedway Corp (Class A)	540,753
6,337	*	J Alexander’s Holdings, Inc	66,538
17,613		Jack in the Box, Inc	1,823,122
19,755	*	K12, Inc	320,426
46,064	*	La Quinta Holdings, Inc	811,648
212,633		Las Vegas Sands Corp	13,476,680
20,569	*	Laureate Education, Inc	275,008
11,522	*	Lindblad Expeditions Holdings, Inc	123,516
9,840		Marcus Corp	267,156
185,258		Marriott International, Inc (Class A)	22,134,626
12,598		Marriott Vacations Worldwide Corp	1,658,149
478,360		McDonald’s Corp	79,843,068
297,490		MGM Resorts International	9,326,312
6,193	*	Monarch Casino & Resort, Inc	276,270
1,566	*	Nathan’s Famous, Inc	127,003
10,355	*,e	Noodles & Co	45,044
102,637	*	Norwegian Cruise Line Holdings Ltd	5,722,013
15,702		Papa John’s International, Inc	1,068,521
52,037	*	Penn National Gaming, Inc	1,357,645
31,139	*	Pinnacle Entertainment, Inc	805,566
49,329		Planet Fitness, Inc	1,314,125
17,991	*	Potbelly Corp	216,792
5,088		RCI Hospitality Holdings, Inc	140,174
7,530	*	Red Lion Hotels Corp	66,264
7,090	*	Red Robin Gourmet Burgers, Inc	484,956
37,554		Red Rock Resorts, Inc	924,955
28,824	*	Regis Corp	430,342
100,488		Royal Caribbean Cruises Ltd	12,437,400
42,757	*	Ruby Tuesday, Inc	101,334
17,188		Ruth’s Chris Steak House, Inc	362,667
31,130	*	Scientific Games Corp (Class A)	1,481,788
40,162	*,e	SeaWorld Entertainment, Inc	461,060
104,602		Service Corp International	3,709,187
77,236	*	ServiceMaster Global Holdings, Inc	3,638,588
12,049	*,e	Shake Shack, Inc	457,380
40,404		Six Flags Entertainment Corp	2,536,967
22,829	e	Sonic Corp	579,857
22,259	*	Sotheby’s (Class A)	1,153,461
10,246		Speedway Motorsports, Inc	204,408
163

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

824,833		Starbucks Corp	$45,233,842
625	*	Steak N Shake Co	223,400
6,141	e	Strayer Education, Inc	575,596
38,562		Texas Roadhouse, Inc (Class A)	1,928,486
23,173		Vail Resorts, Inc	5,307,080
16,420	*	Weight Watchers International, Inc	737,586
108,606		Wendy’s	1,651,897
16,235		Wingstop, Inc	549,879
60,494		Wyndham Worldwide Corp	6,463,784
46,782		Wynn Resorts Ltd	6,899,877
216,430	*	Yum China Holdings, Inc	8,732,951
205,841		Yum! Brands, Inc	15,324,862
12,793	*,e	Zoe’s Kitchen, Inc	157,098
		TOTAL CONSUMER SERVICES	355,148,986

DIVERSIFIED FINANCIALS - 3.9%
32,334		Affiliated Managers Group, Inc	6,030,291
19,777		AG Mortgage Investment Trust	372,005
222,526		AGNC Investment Corp	4,479,448
263,991		Ally Financial, Inc	6,898,085
428,656		American Express Co	40,945,221
87,639		Ameriprise Financial, Inc	13,719,009
668,907		Annaly Capital Management, Inc	7,665,674
56,490		Anworth Mortgage Asset Corp	315,779
60,973		Apollo Commercial Real Estate Finance, Inc	1,101,782
19,022		Ares Commercial Real Estate Corp	246,906
12,394	e	Arlington Asset Investment Corp (Class A)	142,159
24,514		ARMOUR Residential REIT, Inc	614,076
26,604		Artisan Partners Asset Management, Inc	915,178
2,529		Associated Capital Group, Inc	93,826
12,970		B. Riley Financial, Inc	215,951
584,737		Bank of New York Mellon Corp	30,084,719
139,630		BGC Partners, Inc (Class A)	2,118,187
74,085		BlackRock, Inc	34,881,441
280,399		Capital One Financial Corp	25,847,180
53,268		Capstead Mortgage Corp	469,824
67,098		CBOE Holdings, Inc	7,586,100
691,670		Charles Schwab Corp	31,014,483
6,774		Cherry Hill Mortgage Investment Corp	123,355
109,478		Chimera Investment Corp	2,003,447
197,404		CME Group, Inc	27,077,907
13,010		Cohen & Steers, Inc	565,805
13,789	*	Cowen Group, Inc	206,835
6,534	*,e	Credit Acceptance Corp	1,873,494
88,482		CYS Investments, Inc	707,856
2,259		Diamond Hill Investment Group, Inc	478,750
217,119		Discover Financial Services	14,444,927
19,065	*	Donnelley Financial Solutions, Inc	409,898
50,081		Dynex Capital, Inc	350,567
159,386	*	E*TRADE Financial Corp	6,947,636
62,463		Eaton Vance Corp	3,152,508
27,220	*,e	Elevate Credit, Inc	213,133
6,721		Ellington Residential Mortgage REIT	89,927
164

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,397	*,e	Encore Capital Group, Inc	$622,291
18,680	*	Enova International, Inc	277,398
22,970		Evercore Partners, Inc (Class A)	1,839,897
26,489	*	Ezcorp, Inc (Class A)	271,512
22,206		Factset Research Systems, Inc	4,216,253
59,770		Federated Investors, Inc (Class B)	1,857,054
32,600		Financial Engines, Inc	1,176,860
27,184		FirstCash, Inc	1,735,698
36,692	*	FNFV Group	632,937
196,356		Franklin Resources, Inc	8,272,478
18,429		Gain Capital Holdings, Inc	136,006
2,529		GAMCO Investors, Inc (Class A)	73,240
215,136		Goldman Sachs Group, Inc	52,166,177
5,228		Granite Point Mortgage Trust, Inc	96,979
8,967		Great Ajax Corp	126,883
26,820	*	Green Dot Corp	1,518,548
16,600	e	Greenhill & Co, Inc	303,780
7,789		Hamilton Lane, Inc	214,120
27,724		Hannon Armstrong Sustainable Infrastructure Capital, Inc	667,039
13,817		Houlihan Lokey, Inc	575,202
38,974	e	Interactive Brokers Group, Inc (Class A)	2,105,375
341,594		IntercontinentalExchange Group, Inc	22,579,363
8,607	*	INTL FCStone, Inc	357,277
232,838		Invesco Ltd	8,333,272
64,390		Invesco Mortgage Capital, Inc	1,108,796
19,357		Investment Technology Group, Inc	454,309
5,996	e	KKR Real Estate Finance Trust, Inc	121,239
41,953		Ladder Capital Corp	563,848
69,780		Ladenburg Thalmann Financial Services, Inc	213,527
68,532		Lazard Ltd (Class A)	3,258,011
49,924		Legg Mason, Inc	1,906,098
185,343	*	LendingClub Corp	1,054,602
187,603		Leucadia National Corp	4,746,356
51,013		LPL Financial Holdings, Inc	2,530,755
21,112		MarketAxess Holdings, Inc	3,673,488
3,292		Marlin Business Services Corp	72,095
230,763		MFA Mortgage Investments, Inc	1,901,487
18,139		Moelis & Co	775,442
99,498		Moody’s Corp	14,169,510
773,267		Morgan Stanley	38,663,350
15,418		Morningstar, Inc	1,313,768
51,600		MSCI, Inc (Class A)	6,055,776
26,768		MTGE Investment Corp	484,501
66,105		NASDAQ OMX Group, Inc	4,802,528
163,878		Navient Corp	2,041,920
11,469		Nelnet, Inc (Class A)	671,395
179,786		New Residential Investment Corp	3,169,627
62,301		New York Mortgage Trust, Inc	375,675
17,297		NewStar Financial, Inc	212,407
121,332		Northern Trust Corp	11,346,969
41,386		OM Asset Management plc	632,378
34,049	*	On Deck Capital, Inc	167,862
31,346	*	OneMain Holdings, Inc	995,862
165

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

3,966		Oppenheimer Holdings, Inc	$86,261
26,317		Orchid Island Capital, Inc	262,117
4,588		Owens Realty Mortgage, Inc	82,400
36,885		PennyMac Mortgage Investment Trust	592,373
12,455	*	Pico Holdings, Inc	235,400
8,397		Piper Jaffray Cos	613,821
11,094		PJT Partners, Inc	428,228
26,858	*,e	PRA Group, Inc	749,338
9,183		Pzena Investment Management, Inc (Class A)	108,359
73,272		Raymond James Financial, Inc	6,212,000
42,540		Redwood Trust, Inc	668,303
4,505	*	Regional Management Corp	111,228
26,209		Resource Capital Corp	268,904
151,077		S&P Global, Inc	23,639,018
15,919	*	Safeguard Scientifics, Inc	224,458
85,379	*	Santander Consumer USA Holdings, Inc	1,420,707
89,134		SEI Investments Co	5,750,034
3,516		Silvercrest Asset Management Group, Inc	57,311
252,131	*	SLM Corp	2,670,067
147,786		Starwood Property Trust, Inc	3,178,877
219,351		State Street Corp	20,180,292
38,288		Stifel Financial Corp	2,030,413
466,601		Synchrony Financial	15,220,525
136,636		T Rowe Price Group, Inc	12,693,484
148,467		TD Ameritrade Holding Corp	7,421,865
13,907		Tiptree Financial, Inc	92,482
5,267		TPG RE Finance Trust, Inc	102,812
202,445		Two Harbors Investment Corp	1,983,961
17,991	e	Virtu Financial, Inc	254,573
3,702		Virtus Investment Partners, Inc	430,913
108,120		Voya Financial, Inc	4,342,099
48,270	e	Waddell & Reed Financial, Inc (Class A)	902,166
21,861		Western Asset Mortgage Capital Corp	220,140
5,694		Westwood Holdings Group, Inc	369,541
67,611	e	WisdomTree Investments, Inc	749,806
3,416	*	World Acceptance Corp	298,900
9,253		ZAIS Financial Corp	144,809
		TOTAL DIVERSIFIED FINANCIALS	606,840,574

ENERGY - 5.6%
101,818	*	Abraxas Petroleum Corp	216,872
1,000		Adams Resources & Energy, Inc	42,940
325,746		Anadarko Petroleum Corp	16,082,080
91,414		Andeavor	9,711,823
134,404	*	Antero Resources Corp	2,607,438
221,446		Apache Corp	9,161,221
31,598	*,e	Approach Resources, Inc	73,623
12,791		Arch Coal, Inc	977,488
41,233		Archrock, Inc	494,796
17,854	*,e	Ardmore Shipping Corp	148,188
248,749		Baker Hughes a GE Co	7,818,181
9,466	*	Basic Energy Services, Inc	178,529
45,854	*	Bill Barrett Corp	226,060
166

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,232	*	Bonanza Creek Energy, Inc	$379,979
19,748	e	Bristow Group, Inc	186,421
26,905	*	C&J Energy Services, Inc	766,523
270,445		Cabot Oil & Gas Corp	7,491,326
28,426	*,e	California Resources Corp	313,539
119,889	*	Callon Petroleum Co	1,329,569
18,646	*,e	CARBO Ceramics, Inc	154,389
46,440	*	Carrizo Oil & Gas, Inc	821,524
63,787	*,e	Centennial Resource Development, Inc	1,239,381
118,758	*	Cheniere Energy, Inc	5,550,749
533,140	*,e	Chesapeake Energy Corp	2,079,246
1,108,329		Chevron Corp	128,444,248
54,905		Cimarex Energy Co	6,420,042
73,012	*	Clean Energy Fuels Corp	171,578
52,072	*	Cloud Peak Energy, Inc	221,306
85,973	*	Concho Resources, Inc	11,538,436
713,079		ConocoPhillips	36,473,991
132,737	*	Consol Energy, Inc	2,141,048
18,033	*	Contango Oil & Gas Co	71,952
53,203	*	Continental Resources, Inc	2,165,894
9,670	e	CVR Energy, Inc	265,441
46,791		Delek US Holdings, Inc	1,218,906
240,238	*	Denbury Resources, Inc	295,493
304,515		Devon Energy Corp	11,236,603
53,411		DHT Holdings, Inc	210,439
37,793	*,e	Diamond Offshore Drilling, Inc	632,277
57,323	*	Diamondback Energy, Inc	6,142,733
12,492	*	Dorian LPG Ltd	89,318
21,722	*	Dril-Quip, Inc	914,496
11,289	*,e	Earthstone Energy, Inc	90,876
58,591	*	Eclipse Resources Corp	130,072
56,456	*	Energen Corp	2,918,775
19,082	*	Energy XXI Gulf Coast, Inc	163,151
257,643	e	Ensco plc	1,388,696
337,086		EOG Resources, Inc	33,664,779
23,020	*,e	EP Energy Corp	62,154
101,174		EQT Corp	6,327,422
14,655	*	Era Group, Inc	157,688
19,088		Evolution Petroleum Corp	141,251
19,250	*	Exterran Corp	621,197
70,059	*	Extraction Oil & Gas, Inc	1,117,441
2,488,160	d	Exxon Mobil Corp	207,388,136
95,752	*,e	Fairmount Santrol Holdings, Inc	412,691
40,560	*	Forum Energy Technologies, Inc	584,064
30,866	e	Frank’s International NV	204,024
48,009	e	Frontline Ltd	292,375
23,966	e	GasLog Ltd	413,413
103,381	*,e	Gastar Exploration, Inc	84,772
28,510	*,e	Gener8 Maritime, Inc	131,431
7,214	*	Geospace Technologies Corp	108,354
56,234	e	Golar LNG Ltd	1,188,224
23,488		Green Plains Renewable Energy, Inc	432,179
8,090		Gulf Island Fabrication, Inc	106,383
167

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

94,918	*	Gulfport Energy Corp	$1,300,377
77,888	*,e	Halcon Resources Corp	512,503
7,976		Hallador Energy Co	41,316
506,192		Halliburton Co	21,634,646
83,922	*	Helix Energy Solutions Group, Inc	572,348
60,364	e	Helmerich & Payne, Inc	3,278,369
164,561		Hess Corp	7,267,014
104,058		HollyFrontier Corp	3,844,943
26,120	*	Independence Contract Drilling, Inc	84,629
16,510	*	International Seaways, Inc	332,511
341	*,e	Isramco, Inc	38,738
31,876	*,e	Jagged Peak Energy, Inc	442,758
18,711	*,e	Keane Group, Inc	288,898
5,493	*,e	Key Energy Services, Inc	58,446
1,127,694		Kinder Morgan, Inc	20,422,538
131,947	*,e	Kosmos Energy LLC	1,013,353
95,572	*	Laredo Petroleum Holdings, Inc	1,139,218
51,346	*,e	Lilis Energy, Inc	255,703
5,084	*	Mammoth Energy Services, Inc	100,307
494,677		Marathon Oil Corp	7,034,307
293,941		Marathon Petroleum Corp	17,560,035
52,889	*	Matador Resources Co	1,404,203
14,810	*	Matrix Service Co	208,821
167,294	*	McDermott International, Inc	1,107,486
6,368	*	Midstates Petroleum Co, Inc	97,112
94,661	e	Murphy Oil Corp	2,532,182
165,874		Nabors Industries Ltd	933,871
225,512		National Oilwell Varco, Inc	7,710,255
6,634	*	Natural Gas Services Group, Inc	184,425
58,664	e	Navios Maritime Acq Corp	73,330
6,346	*,e	NCS Multistage Holdings, Inc	138,216
116,012	*	Newfield Exploration Co	3,572,009
52,482	*	Newpark Resources, Inc	459,217
144,797	*,e	Noble Corp plc	602,356
279,116		Noble Energy, Inc	7,778,963
61,926	e	Nordic American Tanker Shipping	274,951
138,886	*	Oasis Petroleum, Inc	1,312,473
445,359		Occidental Petroleum Corp	28,756,831
56,479		Oceaneering International, Inc	1,142,005
32,391	*	Oil States International, Inc	746,613
222,091		Oneok, Inc	12,052,879
26,680	*	Overseas Shipholding Group, Inc	63,232
27,555	*	Pacific Ethanol, Inc	132,264
10,195		Panhandle Oil and Gas, Inc (Class A)	246,209
18,649	*	Par Pacific Holdings, Inc	391,443
97,112	*	Parker Drilling Co	101,968
136,097	*	Parsley Energy, Inc	3,620,180
121,332		Patterson-UTI Energy, Inc	2,399,947
64,498	e	PBF Energy, Inc	1,868,507
38,991	*	PDC Energy, Inc	1,985,812
36,165	*	Peabody Energy Corp	1,117,137
8,499	*	Penn Virginia Corp	331,206
5,035	*	PHI, Inc	58,859
168

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

254,925		Phillips 66	$23,218,569
52,631	*	Pioneer Energy Services Corp	99,999
99,009		Pioneer Natural Resources Co	14,818,677
14,560	*	ProPetro Holding Corp	221,749
141,583	*	Questar Market Resources, Inc	1,267,168
135,005		Range Resources Corp	2,444,941
3,496	*	Ranger Energy Services, Inc	40,554
23,511	*,e	Renewable Energy Group, Inc	284,483
12,920	*,e	Resolute Energy Corp	387,988
3,235	*	Rex American Resources Corp	285,262
98,487	*	Rice Energy, Inc	2,792,106
9,517	*	RigNet, Inc	166,072
28,113	*	Ring Energy, Inc	360,128
67,615	*	Rowan Cos plc	968,923
35,391	e	RPC, Inc	860,355
77,326	*	RSP Permian, Inc	2,660,788
47,090	*,e	Sanchez Energy Corp	203,900
20,762	*	SandRidge Energy, Inc	389,703
813,285		Schlumberger Ltd	52,050,240
126,766		Scorpio Tankers, Inc	451,287
8,826	*	SEACOR Holdings, Inc	416,587
8,519	*	SEACOR Marine Holdings, Inc	120,544
5,190	*,e	Select Energy Services, Inc	84,493
39,242		SemGroup Corp	1,022,254
35,476		Ship Finance International Ltd	528,592
3,621	*	SilverBow Resources, Inc	81,436
65,812		SM Energy Co	1,403,770
15,814	*,e	Smart Sand, Inc	113,703
7,003	*,e	Solaris Oilfield Infrastructure, Inc	111,768
299,728	*	Southwestern Energy Co	1,663,490
119,195	*	SRC Energy, Inc	1,137,120
10,730	*	Stone Energy Corp	315,677
90,310	*	Superior Energy Services	796,534
124,082		Targa Resources Investments, Inc	5,149,403
33,452	e	Teekay Corp	270,961
79,821	e	Teekay Tankers Ltd (Class A)	118,135
32,848	*,e	Tellurian, Inc	353,773
25,468	*	Tesco Corp	98,052
76,754	*	Tetra Technologies, Inc	217,981
228,948	*,e	Transocean Ltd (NYSE)	2,403,954
113,825	*	Ultra Petroleum Corp	903,771
30,538	*	Unit Corp	571,671
78,040	*,e	Uranium Energy Corp	82,722
48,052	e	US Silica Holdings Inc	1,466,067
262,021		Valero Energy Corp	20,670,837
64,054	*	W&T Offshore, Inc	200,489
517,283	*,e	Weatherford International Ltd	1,794,972
214,420	*	Whiting Petroleum Corp	1,288,664
12,853	*,e	WildHorse Resource Development Corp	167,218
35,803	*	Willbros Group, Inc	109,557
484,197		Williams Cos, Inc	13,799,615
38,865		World Fuel Services Corp	1,080,447
232,515	*	WPX Energy, Inc	2,622,769
		TOTAL ENERGY	870,603,471
169

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

FOOD & STAPLES RETAILING - 1.2%
14,768		Andersons, Inc	$553,062
22,041		Casey’s General Stores, Inc	2,525,237
10,953	*	Chefs’ Warehouse Holdings, Inc	218,512
596,816		CVS Health Corp	40,899,801
9,040		Ingles Markets, Inc (Class A)	210,632
523,692		Kroger Co	10,840,424
11,075	*,e	Natural Grocers by Vitamin C	54,378
48,521	*	Performance Food Group Co	1,373,144
12,375		Pricesmart, Inc	1,037,025
618,264	*,e	Rite Aid Corp	1,020,136
12,098	*	Smart & Final Stores, Inc	72,588
21,567		Spartan Stores, Inc	529,470
77,678	*	Sprouts Farmers Market, Inc	1,436,266
23,576	*	SUPERVALU, Inc	384,053
288,462		Sysco Corp	16,044,257
29,667	*	United Natural Foods, Inc	1,150,190
101,955	*	US Foods Holding Corp	2,781,332
4,530		Village Super Market (Class A)	108,675
542,583		Walgreens Boots Alliance, Inc	35,956,975
852,882		Wal-Mart Stores, Inc	74,465,127
4,966		Weis Markets, Inc	192,830
		TOTAL FOOD & STAPLES RETAILING	191,854,114

FOOD, BEVERAGE & TOBACCO - 4.3%
1,581		Alico, Inc	52,015
1,128,161		Altria Group, Inc	72,450,499
18,556	*,e	Amplify Snack Brands, Inc	118,573
321,939		Archer Daniels Midland Co	13,157,647
38,015	e	B&G Foods, Inc (Class A)	1,208,877
53,742	*,e	Blue Buffalo Pet Products, Inc	1,554,756
5,283	*,e	Boston Beer Co, Inc (Class A)	940,638
36,595		Brown-Forman Corp	2,097,991
103,861		Brown-Forman Corp (Class B)	5,922,154
81,707		Bunge Ltd	5,619,807
8,835	e	Calavo Growers, Inc	651,139
18,401	*,e	Cal-Maine Foods, Inc	828,045
102,067		Campbell Soup Co	4,834,914
47,721	*,e	Castle Brands, Inc	56,788
2,626		Coca-Cola Bottling Co Consolidated	592,321
2,263,952		Coca-Cola Co	104,096,513
229,807		ConAgra Foods, Inc	7,850,207
94,768		Constellation Brands, Inc (Class A)	20,762,721
255,801		Costco Wholesale Corp	41,204,425
8,358	*	Craft Brewers Alliance, Inc	152,534
94,847	*	Darling International, Inc	1,730,958
51,471		Dean Foods Co	501,842
103,276		Dr Pepper Snapple Group, Inc	8,846,622
6,862	*	Farmer Bros Co	232,965
100,702		Flowers Foods, Inc	1,916,359
19,090		Fresh Del Monte Produce, Inc	849,696
170

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,880	*,e	Freshpet, Inc	$215,834
332,038		General Mills, Inc	17,239,413
59,265	*	Hain Celestial Group, Inc	2,134,725
87,214		Hershey Co	9,260,383
154,082		Hormel Foods Corp	4,801,195
44,905	*	Hostess Brands, Inc	517,755
41,072		Ingredion, Inc	5,148,375
8,463		J&J Snack Foods Corp	1,127,018
64,900		J.M. Smucker Co	6,882,645
5,244		John B. Sanfilippo & Son, Inc	308,609
142,671		Kellogg Co	8,921,218
355,570		Kraft Heinz Co	27,496,228
85,313		Lamb Weston Holdings, Inc	4,350,110
12,827		Lancaster Colony Corp	1,606,197
15,115	*	Landec Corp	200,274
4,909		Limoneira Co	114,625
69,673		McCormick & Co, Inc	6,934,554
7,916	e	MGP Ingredients, Inc	537,971
99,607		Molson Coors Brewing Co (Class B)	8,055,218
856,412		Mondelez International, Inc	35,481,149
241,783	*	Monster Beverage Corp	14,006,489
6,956		National Beverage Corp	680,992
13,153		Omega Protein Corp	288,051
841,646		PepsiCo, Inc	92,774,639
906,478		Philip Morris International, Inc	94,853,858
31,849	*	Pilgrim’s Pride Corp	1,012,161
68,329		Pinnacle Foods, Inc	3,718,464
37,518	*	Post Holdings, Inc	3,111,368
17,194	*	Primo Water Corp	189,306
11,838		Sanderson Farms, Inc	1,770,610
152		Seaboard Corp	668,818
4,225	*	Seneca Foods Corp	152,100
48,221		Snyder’s-Lance, Inc	1,814,556
12,095	e	Tootsie Roll Industries, Inc	430,582
32,130	*	TreeHouse Foods, Inc	2,132,789
2,787	*	Turning Point Brands, Inc	48,773
163,133		Tyson Foods, Inc (Class A)	11,894,027
13,973		Universal Corp	801,352
54,852		Vector Group Ltd	1,139,825
		TOTAL FOOD, BEVERAGE & TOBACCO	671,053,262

HEALTH CARE EQUIPMENT & SERVICES - 5.4%
8,642	*,e	AAC Holdings, Inc	68,445
12,178		Abaxis, Inc	589,415
991,059		Abbott Laboratories	53,745,130
24,030	*	Abiomed, Inc	4,635,868
46,465	*,e	Acadia Healthcare Co, Inc	1,457,142
79,763	*	Accuray, Inc	378,874
19,604		Aceto Corp	197,412
5,061	*	Addus HomeCare Corp	182,196
189,208		Aetna Inc	32,171,036
46,709	*	Align Technology, Inc	11,162,517
103,036	*	Allscripts Healthcare Solutions, Inc	1,388,925
171

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

7,160	*	Almost Family, Inc	$316,830
16,622	*	Amedisys, Inc	799,684
7,602	*,e	American Renal Associates Holdings, Inc	92,212
94,041		AmerisourceBergen Corp	7,236,455
27,886	*	AMN Healthcare Services, Inc	1,224,195
7,807		Analogic Corp	626,902
20,137	*	Angiodynamics, Inc	341,725
8,076	*	Anika Therapeutics, Inc	441,192
80,493	*	Antares Pharma, Inc	146,497
155,359		Anthem, Inc	32,502,656
22,901	*	athenahealth, Inc	2,928,580
19,168	*	AtriCure, Inc	410,962
924		Atrion Corp	607,669
16,645	*	AxoGen, Inc	342,055
44,542		Bard (C.R.), Inc	14,568,352
291,957		Baxter International, Inc	18,822,468
130,755		Becton Dickinson & Co	27,284,646
69,052	*,e	BioScrip, Inc	174,702
16,577	*	BioTelemetry, Inc	481,562
798,145	*	Boston Scientific Corp	22,459,800
106,599	*	Brookdale Senior Living, Inc	1,069,188
21,205		Cantel Medical Corp	2,079,786
16,678	*	Capital Senior Living Corp	221,817
185,012		Cardinal Health, Inc	11,452,243
18,767	*	Cardiovascular Systems, Inc	451,722
42,185	*,e	Castlight Health, Inc	162,412
99,735	*	Centene Corp	9,342,177
168,442	*	Cerner Corp	11,373,204
67,628	*,e	Cerus Corp	194,092
8,958		Chemed Corp	2,001,486
145,221		Cigna Corp	28,640,486
9,256	*	Civitas Solutions, Inc	172,624
58,579	*,e	Community Health Systems, Inc	345,616
6,912	e	Computer Programs & Systems, Inc	208,397
31,127	*	ConforMIS, Inc	110,190
15,331		Conmed Corp	800,585
28,144		Cooper Cos, Inc	6,761,877
74,124	*,e	Corindus Vascular Robotics, Inc	84,501
6,574	*	Corvel Corp	394,440
21,108	*	Cotiviti Holdings, Inc	742,157
22,489	*	Cross Country Healthcare, Inc	306,975
17,506	*	CryoLife, Inc	340,492
7,715	*	Cutera, Inc	303,199
357,560		Danaher Corp	32,992,061
89,480	*	DaVita, Inc	5,435,015
129,939		Dentsply Sirona, Inc	7,935,375
49,596	*,e	DexCom, Inc	2,230,332
28,037	*	Diplomat Pharmacy, Inc	590,179
122,392	*	Edwards Lifesciences Corp	12,512,134
45,122	*,e	Endologix, Inc	239,147
26,992		Ensign Group, Inc	622,975
6,896	*,e	Entellus Medical, Inc	116,749
68,279	*	Envision Healthcare Corp	2,908,685
172

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

31,603	*,e	Evolent Health, Inc	$513,549
5,211	*	Exactech, Inc	218,080
338,187	*	Express Scripts Holding Co	20,727,481
3,477	*,e	FONAR Corp	110,916
28,572	*,e	Genesis Health Care, Inc	27,906
29,414	*	GenMark Diagnostics, Inc	219,134
16,666	*,e	Glaukos Corp	588,476
40,000	*	Globus Medical, Inc	1,274,800
30,256	*	Haemonetics Corp	1,438,975
27,474	*	Halyard Health, Inc	1,158,029
173,621	*	HCA Holdings, Inc	13,134,429
29,307	*	HealthEquity, Inc	1,471,798
57,209		Healthsouth Corp	2,639,623
14,276	*	HealthStream, Inc	349,191
91,335	*	Henry Schein, Inc	7,178,931
3,805	*	Heska Corp	370,987
38,014		Hill-Rom Holdings, Inc	3,068,110
48,845	*	HMS Holdings Corp	939,778
162,318	*	Hologic, Inc	6,143,736
84,477		Humana, Inc	21,571,202
8,591	*	ICU Medical, Inc	1,641,740
51,046	*	IDEXX Laboratories, Inc	8,482,314
9,904	*	Inogen Inc	979,803
37,208	*,e	Inovalon Holdings, Inc	623,234
34,046	*	Insulet Corp	2,002,245
18,068	*	Integer Holding Corp	878,105
36,105	*	Integra LifeSciences Holdings Corp	1,688,992
64,148	*	Intuitive Surgical, Inc	24,078,593
19,181		Invacare Corp	297,305
7,559	*	iRhythm Technologies, Inc	385,131
22,946	*	K2M Group Holdings, Inc	451,807
52,103		Kindred Healthcare, Inc	315,223
59,277	*	Laboratory Corp of America Holdings	9,111,468
17,841	*	Lantheus Holdings, Inc	355,036
8,430		LeMaitre Vascular, Inc	269,844
9,232	*	LHC Group, Inc	616,790
21,505	*	LifePoint Hospitals, Inc	1,035,466
27,899	*	LivaNova plc	2,061,736
14,189	*	Magellan Health Services, Inc	1,210,322
26,254	*	Masimo Corp	2,304,051
124,268		McKesson Corp	17,134,072
32,573	*	Medidata Solutions, Inc	2,450,467
53,771	*	MEDNAX, Inc	2,354,632
801,416		Medtronic plc	64,530,016
23,987		Meridian Bioscience, Inc	358,606
28,785	*	Merit Medical Systems, Inc	1,095,269
25,644	*	Molina Healthcare, Inc	1,739,433
9,809	*,e	NantHealth, Inc	35,803
6,158		National Healthcare Corp	394,112
6,001		National Research Corp	225,338
17,896	*	Natus Medical, Inc	758,790
22,645	*	Neogen Corp	1,816,129
15,858	*	Nevro Corp	1,388,844
173

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

33,897	*	Novocure Ltd	$732,175
29,452	*	NuVasive, Inc	1,670,812
37,603	*	NxStage Medical, Inc	1,013,401
5,167	*,e	Obalon Therapeutics, Inc	43,558
20,981	*	Omnicell, Inc	1,044,854
33,121	*	OraSure Technologies, Inc	654,140
10,486	*	Orthofix International NV	563,413
35,304		Owens & Minor, Inc	867,419
12,394	*	Oxford Immunotec Global plc	163,849
48,309		Patterson Cos, Inc	1,787,433
16,936	*	Penumbra, Inc	1,702,915
4,234	*	PetIQ, Inc	101,870
17,287	*	PharMerica Corp	506,509
35,686	*	Premier, Inc	1,165,862
7,666	*	Providence Service Corp	426,230
6,493	*,e	Pulse Biosciences, Inc	157,196
29,285	*	Quality Systems, Inc	412,040
80,555		Quest Diagnostics, Inc	7,554,448
16,385	*	Quidel Corp	670,966
13,997	*,e	Quotient Ltd	71,525
55,655	*,e	R1 RCM, Inc	211,489
20,627	*	RadNet, Inc	225,866
81,589		Resmed, Inc	6,868,162
29,766	*,e	Rockwell Medical, Inc	180,382
22,692	*	RTI Biologics, Inc	102,114
63,869	*	Select Medical Holdings Corp	1,223,091
7,856	*,e	Sientra, Inc	115,169
5,924		Simulations Plus, Inc	96,561
23,114	*,e	Staar Surgical Co	306,260
47,924		STERIS plc	4,472,747
197,992		Stryker Corp	30,663,021
11,116	*,e	Surgery Partners, Inc	102,823
8,004	*	SurModics, Inc	238,119
5,060	*	Tabula Rasa HealthCare, Inc	146,133
6,185	*	Tactile Systems Technology, Inc	177,448
32,089	*,e	Teladoc, Inc	1,060,541
26,212		Teleflex, Inc	6,211,720
47,762	*,e	Tenet Healthcare Corp	682,041
21,860	*	Tivity Health, Inc	1,011,025
12,359	*	Triple-S Management Corp (Class B)	296,740
562,136		UnitedHealth Group, Inc	118,172,230
50,737		Universal Health Services, Inc (Class B)	5,210,690
6,703		US Physical Therapy, Inc	455,469
1,453		Utah Medical Products, Inc	109,556
20,640	*	Varex Imaging Corp	709,397
53,324	*	Varian Medical Systems, Inc	5,555,828
64,159	*	Veeva Systems, Inc	3,909,849
20,213	*,e	ViewRay, Inc	139,268
8,904	*,e	Viveve Medical, Inc	48,616
15,499	*	Vocera Communications, Inc	437,382
26,423	*	WellCare Health Plans, Inc	5,224,884
42,122		West Pharmaceutical Services, Inc	4,271,171
59,668	*	Wright Medical Group NV	1,563,898
174

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

118,221		Zimmer Holdings, Inc	$14,378,038
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	853,032,612

HOUSEHOLD & PERSONAL PRODUCTS - 1.5%
6,027	*	Central Garden & Pet Co	230,111
20,155	*	Central Garden and Pet Co (Class A)	743,921
142,283		Church & Dwight Co, Inc	6,426,923
73,790		Clorox Co	9,336,649
511,694		Colgate-Palmolive Co	36,048,842
270,716		Coty, Inc	4,169,026
32,394	*	Edgewell Personal Care Co	2,103,343
11,683	*,e	elf Beauty, Inc	247,563
34,145		Energizer Holdings, Inc	1,467,894
126,158		Estee Lauder Cos (Class A)	14,105,726
39,916	*,e	Herbalife Ltd	2,898,700
67,387	*	HRG Group, Inc	1,093,017
9,818		Inter Parfums, Inc	454,573
209,517		Kimberly-Clark Corp	23,572,758
7,262		Medifast, Inc	453,149
3,678	e	Natural Health Trends Corp	70,838
3,786		Nature’s Sunshine Products, Inc	37,481
30,201		Nu Skin Enterprises, Inc (Class A)	1,921,086
2,506		Oil-Dri Corp of America	105,277
7,958	e	Orchids Paper Products Co	97,724
1,504,684		Procter & Gamble Co	129,914,416
7,898	*,e	Revlon, Inc (Class A)	177,705
13,603	e	Spectrum Brands, Inc	1,495,242
6,440	*	USANA Health Sciences, Inc	423,108
8,345		WD-40 Co	925,043
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	238,520,115

INSURANCE - 4.3%
225,302		Aflac, Inc	18,900,585
8,421	*	Alleghany Corp	4,768,139
213,328		Allstate Corp	20,022,966
24,618	*	AMBAC Financial Group, Inc	400,781
50,805		American Equity Investment Life Holding Co	1,499,256
39,066		American Financial Group, Inc	4,121,072
526,376		American International Group, Inc	34,009,153
6,022		American National Insurance Co	733,058
10,694		Amerisafe, Inc	691,902
50,958	e	Amtrust Financial Services, Inc	640,032
151,227		Aon plc	21,690,489
72,861	*	Arch Capital Group Ltd	7,259,870
16,126		Argo Group International Holdings Ltd	1,015,132
101,015		Arthur J. Gallagher & Co	6,397,280
34,620		Aspen Insurance Holdings Ltd	1,485,198
31,594		Assurant, Inc	3,179,936
69,909		Assured Guaranty Ltd	2,593,624
62,253	*	Athene Holding Ltd	3,245,249
4,444	*	Atlas Financial Holdings, Inc	87,769
48,171		Axis Capital Holdings Ltd	2,620,021
3,677		Baldwin & Lyons, Inc (Class B)	84,387
175

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

1,129,887	*	Berkshire Hathaway, Inc (Class B)	$211,221,076
3,128		Blue Capital Reinsurance Holdings Ltd	41,446
48,917	*	Brighthouse Financial, Inc	3,041,659
66,646		Brown & Brown, Inc	3,321,637
270,894		Chubb Ltd	40,856,233
91,677		Cincinnati Financial Corp	6,432,975
31,572	*,e	Citizens, Inc (Class A)	239,316
28,109		CNA Financial Corp	1,521,540
99,089		Conseco, Inc	2,375,163
5,375		Crawford & Co (Class B)	63,317
3,405		Donegal Group, Inc (Class A)	58,362
8,929	*	eHealth, Inc	226,618
4,643		EMC Insurance Group, Inc	136,783
17,739		Employers Holdings, Inc	846,150
7,653	*	Enstar Group Ltd	1,743,353
19,100		Erie Indemnity Co (Class A)	2,307,280
23,741		Everest Re Group Ltd	5,637,300
7,004		FBL Financial Group, Inc (Class A)	541,759
5,754		Federated National Holding Co	88,266
22,157	e	Fidelity & Guaranty Life	689,083
62,257		First American Financial Corp	3,388,026
151,701	*	FNF Group	5,676,651
298,151	*	Genworth Financial, Inc (Class A)	986,880
4,696	*	Global Indemnity Ltd	197,091
21,291	*	Greenlight Capital Re Ltd (Class A)	469,467
5,627	*	Hallmark Financial Services	65,217
23,777		Hanover Insurance Group, Inc	2,339,181
211,978		Hartford Financial Services Group, Inc	11,669,389
4,431		HCI Group, Inc	165,985
8,585	*,e	Health Insurance Innovations, Inc	184,577
16,953	e	Heritage Insurance Holdings, Inc	271,926
22,782		Horace Mann Educators Corp	997,852
2,780		Independence Holding Co	75,477
5,977		Infinity Property & Casualty Corp	563,930
737		Investors Title Co	139,809
12,866		James River Group Holdings Ltd	544,489
22,006		Kemper Corp	1,410,585
5,428	e	Kingstone Cos, Inc	87,934
8,879		Kinsale Capital Group, Inc	385,171
128,704		Lincoln National Corp	9,753,189
178,367		Loews Corp	8,830,950
43,492		Maiden Holdings Ltd	358,809
8,118	*	Markel Corp	8,802,347
297,769		Marsh & McLennan Cos, Inc	24,098,445
73,366	*,e	MBIA, Inc	531,904
15,410		Mercury General Corp	862,498
528,133		Metlife, Inc	28,297,366
27,414		National General Holdings Corp	553,215
1,208		National Western Life Group, Inc	431,957
13,002		Navigators Group, Inc	754,116
5,637	*	NI Holdings, Inc	100,846
142,527		Old Republic International Corp	2,891,873
26,261		Primerica, Inc	2,324,099
176

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

153,065		Principal Financial Group	$10,079,330
30,545		ProAssurance Corp	1,712,047
337,400		Progressive Corp	16,414,510
250,415		Prudential Financial, Inc	27,660,841
37,133		Reinsurance Group of America, Inc (Class A)	5,546,928
22,399		RenaissanceRe Holdings Ltd	3,099,126
22,005		RLI Corp	1,300,275
9,048		Safety Insurance Group, Inc	743,746
32,124		Selective Insurance Group, Inc	1,914,590
8,712		State Auto Financial Corp	223,376
16,597		State National Cos, Inc	348,869
12,147		Stewart Information Services Corp	460,857
46,585	*	Third Point Reinsurance Ltd	777,969
66,106		Torchmark Corp	5,561,498
160,494		Travelers Cos, Inc	21,257,430
13,355	*,e	Trupanion, Inc	376,077
12,089		United Fire & Casualty Co	557,182
11,578		United Insurance Holdings Corp	182,238
18,891		Universal Insurance Holdings, Inc	450,550
133,072		UnumProvident Corp	6,925,067
43,276		Validus Holdings Ltd	2,253,814
53,281		W.R. Berkley Corp	3,654,011
3,290		White Mountains Insurance Group Ltd	2,925,303
73,424		Willis Towers Watson plc	11,827,138
150,849		XL Group Ltd	6,104,859
		TOTAL INSURANCE	667,404,097

MATERIALS - 3.5%
16,652		A. Schulman, Inc	654,424
14,208	e	Advanced Emissions Solutions, Inc	170,638
17,585	*	AdvanSix, Inc	813,658
16,005	*	AgroFresh Solutions, Inc	94,429
124,610		Air Products & Chemicals, Inc	19,866,572
185,298	*,e	AK Steel Holding Corp	850,518
64,562		Albemarle Corp	9,096,140
108,450	*	Alcoa Corp	5,181,741
63,807	*,e	Allegheny Technologies, Inc	1,606,660
16,715		American Vanguard Corp	376,087
6,094		Ampco-Pittsburgh Corp	100,856
34,917		Aptargroup, Inc	3,040,223
10,250		Ardagh Group S.A.	219,760
37,102		Ashland Global Holdings, Inc	2,522,194
51,439		Avery Dennison Corp	5,461,279
121,185	*	Axalta Coating Systems Ltd	4,029,401
17,703		Balchem Corp	1,492,186
200,980		Ball Corp	8,628,071
51,439		Bemis Co, Inc	2,315,784
74,286	*	Berry Plastics Group, Inc	4,416,303
21,846	*	Boise Cascade Co	774,441
34,373		Cabot Corp	2,095,378
28,217		Calgon Carbon Corp	612,309
26,897		Carpenter Technology Corp	1,339,202
80,629		Celanese Corp (Series A)	8,410,411
177

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

29,940	*	Century Aluminum Co	$419,160
136,628		CF Industries Holdings, Inc	5,189,131
4,412		Chase Corp	523,925
108,050		Chemours Co	6,116,710
8,958	*	Clearwater Paper Corp	413,412
176,418	*	Cleveland-Cliffs, Inc	1,051,451
15,502	*	Codexis, Inc	95,337
105,052	*	Coeur Mining, Inc	797,345
67,254		Commercial Metals Co	1,310,108
19,515	e	Compass Minerals International, Inc	1,280,184
4,140		Core Molding Technologies, Inc	96,089
79,805	*	Crown Holdings, Inc	4,801,867
6,122		Deltic Timber Corp	566,958
36,475		Domtar Corp	1,725,997
1,368,052		DowDuPont, Inc	98,923,840
28,089		Eagle Materials, Inc	2,965,356
85,174		Eastman Chemical Co	7,734,651
153,786		Ecolab, Inc	20,093,679
47,134	*	Ferro Corp	1,122,732
48,283	*,m	Ferroglobe plc	0
37,890	*,e	Flotek Industries, Inc	186,419
78,207		FMC Corp	7,262,302
792,325	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	11,076,703
13,581		FutureFuel Corp	206,160
40,492	*	GCP Applied Technologies, Inc	1,184,391
34,022		Gold Resource Corp	123,500
179,568		Graphic Packaging Holding Co	2,781,508
3,449		Greif, Inc	216,770
14,871		Greif, Inc (Class A)	825,787
27,979		H.B. Fuller Co	1,591,166
5,393		Hawkins, Inc	205,473
7,111		Haynes International, Inc	253,720
223,138		Hecla Mining Co	1,053,211
118,155		Huntsman Corp	3,783,323
24,060	*	Ingevity Corp	1,713,794
10,340		Innophos Holdings, Inc	505,936
13,514		Innospec, Inc	835,841
46,416		International Flavors & Fragrances, Inc	6,842,647
243,014		International Paper Co	13,917,412
60,041	*,e	Intrepid Potash, Inc	241,365
9,810		Kaiser Aluminum Corp	972,956
50,824		Kapstone Paper and Packaging Corp	1,141,507
96,440	*	Klondex Mines Ltd	278,712
5,491		KMG Chemicals, Inc	302,719
11,587	*	Koppers Holdings, Inc	562,549
17,666	*	Kraton Polymers LLC	866,164
13,542		Kronos Worldwide, Inc	356,290
84,007	*	Louisiana-Pacific Corp	2,283,310
13,021	*,e	LSB Industries, Inc	98,309
190,868		LyondellBasell Industries AF S.C.A	19,760,564
36,746		Martin Marietta Materials, Inc	7,968,370
11,708		Materion Corp	601,206
19,804		Minerals Technologies, Inc	1,423,908
178

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

261,631		Monsanto Co	$31,683,514
205,984		Mosaic Co	4,601,683
11,982		Myers Industries, Inc	258,811
9,197		Neenah Paper, Inc	798,300
5,267		NewMarket Corp	2,108,854
314,521		Newmont Mining Corp	11,373,079
186,402		Nucor Corp	10,779,628
96,513		Olin Corp	3,525,620
5,609		Olympic Steel, Inc	105,898
23,656	*	Omnova Solutions, Inc	261,399
99,597	*	Owens-Illinois, Inc	2,379,372
55,769		Packaging Corp of America	6,484,262
23,640		PH Glatfelter Co	495,494
130,131	*	Platform Specialty Products Corp	1,392,402
45,405		PolyOne Corp	2,091,808
149,993		PPG Industries, Inc	17,435,186
166,448		Praxair, Inc	24,321,382
7,507		Quaker Chemical Corp	1,165,987
6,570	*,e	Ramaco Resources, Inc	38,500
25,274	e	Rayonier Advanced Materials, Inc	363,187
41,237		Reliance Steel & Aluminum Co	3,168,651
37,790		Royal Gold, Inc	3,178,517
76,043		RPM International, Inc	4,055,373
11,161	*	Ryerson Holding Corp	98,217
15,318		Schnitzer Steel Industries, Inc (Class A)	451,115
17,539		Schweitzer-Mauduit International, Inc	740,672
25,083		Scotts Miracle-Gro Co (Class A)	2,498,768
112,848		Sealed Air Corp	4,991,267
24,623		Sensient Technologies Corp	1,872,579
47,817		Sherwin-Williams Co	18,894,888
42,119		Silgan Holdings, Inc	1,231,981
55,508		Sonoco Products Co	2,874,759
48,467	e	Southern Copper Corp (NY)	2,081,658
136,159		Steel Dynamics, Inc	5,066,476
11,342		Stepan Co	905,772
62,603	*	Summit Materials, Inc	1,965,734
36,794	*	SunCoke Energy, Inc	408,045
179,610		Tahoe Resources, Inc	862,128
24,140	*	TimkenSteel Corp	337,960
8,634	*	Trecora Resources	104,903
15,378		Tredegar Corp	297,564
25,785		Trinseo S.A.	1,830,735
50,422		Tronox Ltd	1,334,670
3,086	*	UFP Technologies, Inc	95,203
790		United States Lime & Minerals, Inc	71,771
102,783	e	United States Steel Corp	2,602,466
8,847	*,e	US Concrete, Inc	691,835
13,483		Valhi, Inc	58,651
117,785		Valvoline, Inc	2,829,196
17,653	*	Verso Corp	123,748
76,813		Vulcan Materials Co	9,351,983
10,669	e	Warrior Met Coal, Inc	277,607
21,199		Westlake Chemical Corp	1,800,007
179

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

146,420		WestRock Co	$8,979,939
25,317		Worthington Industries, Inc	1,151,924
41,381		WR Grace & Co	3,165,233
		TOTAL MATERIALS	542,936,950

MEDIA - 2.5%
33,866	e	AMC Entertainment Holdings, Inc	470,737
31,487	*	AMC Networks, Inc	1,602,059
2,748		Cable One, Inc	1,950,558
207,879		CBS Corp (Class B)	11,666,169
44,348	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	204,001
111,857	*	Charter Communications, Inc	37,379,254
61,427		Cinemark Holdings, Inc	2,232,257
42,653		Clear Channel Outdoor Holdings, Inc (Class A)	162,081
2,760,961		Comcast Corp (Class A)	99,477,425
444	*,e	Daily Journal Corp	103,052
89,227	*,e	Discovery Communications, Inc (Class A)	1,684,606
119,002	*	Discovery Communications, Inc (Class C)	2,119,426
128,835	*	DISH Network Corp (Class A)	6,253,651
8,572	e	Emerald Expositions Events, Inc	199,642
14,728	e	Entercom Communications Corp (Class A)	162,744
40,472		Entravision Communications Corp (Class A)	210,454
15,804	*,e	Eros International plc	193,599
34,134	*	EW Scripps Co (Class A)	591,884
66,483		Gannett Co, Inc	578,402
29,509	*,e	Global Eagle Entertainment, Inc	71,707
38,746	*	Gray Television, Inc	603,275
8,888	*	Hemisphere Media Group, Inc	108,434
31,812	*	Imax Corp	771,441
230,430		Interpublic Group of Cos, Inc	4,435,777
25,909		John Wiley & Sons, Inc (Class A)	1,415,927
6,400	*	Liberty Braves Group (Class A)	150,272
19,152	*	Liberty Braves Group (Class C)	452,179
14,529	*	Liberty Broadband Corp (Class A)	1,252,545
59,795	*	Liberty Broadband Corp (Class C)	5,219,506
15,174	*	Liberty Media Group (Class A)	552,334
109,217	*	Liberty Media Group (Class C)	4,165,536
51,806	*	Liberty SiriusXM Group (Class A)	2,160,828
104,518	*	Liberty SiriusXM Group (Class C)	4,353,175
29,650	*	Lions Gate Entertainment Corp (Class A)	860,443
58,453	*	Lions Gate Entertainment Corp (Class B)	1,616,810
78,330	*	Live Nation, Inc	3,429,287
9,157	*	Loral Space & Communications, Inc	431,753
11,176	*	Madison Square Garden Co	2,488,783
32,089	*	MDC Partners, Inc	369,023
22,828		Meredith Corp	1,209,884
39,071	*	MSG Networks, Inc	677,882
44,061		National CineMedia, Inc	296,531
27,474		New Media Investment Group, Inc	438,760
71,825		New York Times Co (Class A)	1,371,857
217,739		News Corp	2,974,315
67,753		News Corp (Class B)	941,767
26,184		Nexstar Broadcasting Group, Inc (Class A)	1,670,539
180

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

134,108		Omnicom Group, Inc	$9,010,717
7,081	*	Reading International, Inc	110,818
70,564		Regal Entertainment Group (Class A)	1,153,721
290	*,m	Rovi Guides, Inc	1,359
1,443		Saga Communications, Inc	63,131
5,940		Salem Communications	38,016
15,663		Scholastic Corp	578,591
50,713		Scripps Networks Interactive (Class A)	4,223,379
42,275		Sinclair Broadcast Group, Inc (Class A)	1,340,118
857,640	e	Sirius XM Holdings, Inc	4,665,562
124,880		TEGNA, Inc	1,527,282
457,122		Time Warner, Inc	44,930,521
57,676		Time, Inc	669,042
8,496	*	Townsquare Media, Inc	88,698
42,057		Tribune Co	1,721,393
12,749	*	tronc, Inc	188,494
610,782		Twenty-First Century Fox, Inc	15,971,949
253,505		Twenty-First Century Fox, Inc (Class B)	6,451,702
8,994	e	Viacom, Inc	270,270
205,981		Viacom, Inc (Class B)	4,949,723
917,439		Walt Disney Co	89,734,708
11,375	*	WideOpenWest, Inc	145,486
22,408	e	World Wrestling Entertainment, Inc (Class A)	594,484
		TOTAL MEDIA	400,161,735

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.0%
934,059		AbbVie, Inc	84,298,825
14,446	*	Abeona Therapeutics, Inc	259,306
56,820	*	Acadia Pharmaceuticals, Inc	1,979,041
15,807	*,e	Accelerate Diagnostics, Inc	313,769
18,868	*	Acceleron Pharma, Inc	735,852
20,103	*,e	Achaogen, Inc	255,710
68,529	*	Achillion Pharmaceuticals, Inc	275,487
12,928	*	Aclaris Therapeutics, Inc	325,915
25,648	*	Acorda Therapeutics, Inc	681,596
8,387	*,e	Adamas Pharmaceuticals, Inc	206,823
24,881	*,e	Aduro Biotech, Inc	197,804
21,624	*,e	Advaxis, Inc	73,522
18,780	*	Aerie Pharmaceuticals, Inc	1,159,665
49,954	*,e	Agenus, Inc	182,832
188,484		Agilent Technologies, Inc	12,822,566
24,350	*	Agios Pharmaceuticals, Inc	1,564,974
20,580	*	Aimmune Therapeutics, Inc	598,261
8,466	*,e	Akcea Therapeutics, Inc	155,097
25,837	*	Akebia Therapeutics, Inc	468,942
52,559	*	Akorn, Inc	1,711,847
38,617	*	Alder Biopharmaceuticals, Inc	434,441
127,250	*	Alexion Pharmaceuticals, Inc	15,226,735
87,676	*	Alkermes plc	4,275,082
196,673		Allergan plc	34,856,356
46,936	*	Alnylam Pharmaceuticals, Inc	5,718,682
20,900	*	AMAG Pharmaceuticals, Inc	328,130
431,381		Amgen, Inc	75,586,579
181

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

96,598	*	Amicus Therapeutics, Inc	$1,375,556
19,824	*	Amphastar Pharmaceuticals, Inc	358,220
7,294	*	AnaptysBio, Inc	481,623
22,823	*,e	Anavex Life Sciences Corp	96,313
4,901	*	ANI Pharmaceuticals, Inc	284,650
22,407	*,e	Aratana Therapeutics, Inc	128,392
21,341	*	Ardelyx, Inc	114,174
22,491	*	Arena Pharmaceuticals, Inc	630,423
100,692	*	Array Biopharma, Inc	1,052,231
7,747	*	Assembly Biosciences, Inc	228,614
20,476	*,e	Asterias Biotherapeutics, Inc	51,190
15,594	*	Atara Biotherapeutics, Inc	221,435
3,937	*,e	Athenex, Inc	65,905
58,796	*,e	Athersys, Inc	108,185
9,324	*	Audentes Therapeutics, Inc	247,925
14,740	*	Avexis, Inc	1,540,477
21,578	*,e	Axovant Sciences Ltd	113,069
17,456	*,e	Bellicum Pharmaceuticals, Inc	164,436
48,542	*	BioCryst Pharmaceuticals, Inc	218,439
124,191	*	Biogen Idec, Inc	38,705,367
5,535	*	Biohaven Pharmaceutical Holding Co Ltd	166,382
101,695	*	BioMarin Pharmaceutical, Inc	8,348,143
12,080	*	Bio-Rad Laboratories, Inc (Class A)	2,655,063
3,196	*	Biospecifics Technologies Corp	146,281
22,263		Bio-Techne Corp	2,916,898
58,473	*,e	BioTime, Inc	140,335
63,457	*	Bioverativ, Inc	3,585,320
26,548	*	Bluebird Bio, Inc	3,692,827
22,904	*	Blueprint Medicines Corp	1,521,284
966,099		Bristol-Myers Squibb Co	59,569,664
60,156		Bruker BioSciences Corp	1,888,898
18,760	*	Calithera Biosciences, Inc	302,036
4,683	*,e	Calyxt, Inc	95,908
18,710	*	Cambrex Corp	809,207
16,808	*,e	Cara Therapeutics Inc	210,772
20,283	*	Cascadian Therapeutics, Inc	93,099
72,994	*	Catalent, Inc	3,108,814
39,171	*	Catalyst Pharmaceuticals, Inc	112,029
454,047	*	Celgene Corp	45,845,126
61,903	*	Celldex Therapeutics, Inc	151,043
31,008	*	Cempra, Inc	71,318
27,292	*	Charles River Laboratories International, Inc	3,173,787
15,794	*	ChemoCentryx, Inc	103,767
21,968	*	Chimerix, Inc	108,083
14,720	*	Clearside Biomedical, Inc	104,806
25,515	*	Clovis Oncology, Inc	1,923,066
21,493	*	Coherus Biosciences, Inc	241,796
12,672	*,e	Collegium Pharmaceutical, Inc	130,902
12,357	*	Concert Pharmaceuticals Inc	210,687
19,853	*,e	Contatus Pharmaceuticals, Inc	91,125
29,868	*,e	Corbus Pharmaceuticals Holdings, Inc	212,063
53,966	*	Corcept Therapeutics, Inc	1,062,591
11,798	*,e	Corium International, Inc	118,924
182

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

5,181	*,e	Corvus Pharmaceuticals, Inc	$70,358
79,742	*	Curis, Inc	125,992
23,258	*	Cytokinetics, Inc	317,472
17,850	*	CytomX Therapeutics, Inc	357,000
31,158	*	Depomed, Inc	150,805
21,411	*	Dermira, Inc	573,172
2,918	*,e	Dova Pharmaceuticals, Inc	73,125
47,996	*	Durect Corp	38,267
36,167	*	Dynavax Technologies Corp	795,674
4,803	*,e	Eagle Pharmaceuticals, Inc	258,161
8,036	*,e	Edge Therapeutics, Inc	87,271
20,858	*,e	Editas Medicine, Inc	517,278
571,774		Eli Lilly & Co	46,851,162
19,589	*	Emergent Biosolutions, Inc	802,953
8,553	*	Enanta Pharmaceuticals, Inc	424,827
132,125	*	Endo International plc	842,957
22,285	*	Enzo Biochem, Inc	219,507
24,961	*,e	Epizyme, Inc	416,849
10,267	*,e	Esperion Thereapeutics, Inc	469,613
68,748	*	Exact Sciences Corp	3,780,453
169,294	*	Exelixis, Inc	4,196,798
26,096	*	Fate Therapeutics, Inc	124,478
38,711	*	FibroGen, Inc	2,162,009
16,343	*	Five Prime Therapeutics, Inc	733,147
16,976	*,e	Flexion Therapeutics Inc	373,642
20,232	*	Fluidigm Corp	117,346
23,221	*,e	Fortress Biotech, Inc	86,847
8,912	*,e	Foundation Medicine, Inc	401,040
15,937	*,e	Genocea Biosciences Inc	18,487
15,187	*	Genomic Health, Inc	497,982
90,586	*,e	Geron Corp	203,818
762,669		Gilead Sciences, Inc	57,169,668
21,466	*	Global Blood Therapeutics, Inc	854,347
70,019	*	Halozyme Therapeutics, Inc	1,241,437
27,192	*,e	Heron Therapeutics, Inc	417,397
95,825	*	Horizon Pharma plc	1,299,387
69,719	*,e	Idera Pharmaceuticals, Inc	108,762
30,447	*	Ignyta, Inc	468,884
84,993	*	Illumina, Inc	17,439,714
12,542	*	Immune Design Corp	62,083
49,916	*	Immunogen, Inc	289,513
59,496	*,e	Immunomedics, Inc	637,797
42,717	*	Impax Laboratories, Inc	775,314
31,371	*	INC Research Holdings, Inc	1,792,853
98,307	*	Incyte Corp	11,133,268
44,745	*	Innoviva, Inc	547,679
46,720	*,e	Inovio Pharmaceuticals, Inc	272,378
43,689	*	Insmed, Inc	1,180,040
14,862	*,e	Insys Therapeutics, Inc	76,539
8,297	*,e	Intellia Therapeutics, Inc	258,203
10,783	*,e	Intercept Pharmaceuticals, Inc	664,556
15,261	*	Intersect ENT, Inc	452,489
20,773	*	Intra-Cellular Therapies, Inc	323,851
183

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

36,024	*,e	Intrexon Corp	$588,992
24,220	*,e	Invitae Corp	204,417
72,567	*	Ionis Pharmaceuticals, Inc	4,144,301
30,260	*	Iovance Biotherapeutics, Inc	235,271
76,067	*,e	Ironwood Pharmaceuticals, Inc	1,169,910
1,580,372		Johnson & Johnson	220,319,660
8,284	*,e	Jounce Therapeutics, Inc	115,976
37,765	*	Juno Therapeutics, Inc	1,696,026
4,602	*	Kala Pharmaceuticals, Inc	73,908
20,213	*	Karyopharm Therapeutics, Inc	206,375
53,731	*,e	Keryx Biopharmaceuticals, Inc	348,177
12,049	*	Kindred Biosciences Inc	89,765
11,168	*,e	Kura Oncology, Inc	166,403
10,263	*	La Jolla Pharmaceutical Co	352,637
17,227	*,e	Lannett Co, Inc	342,817
24,151	*,e	Lexicon Pharmaceuticals, Inc	246,099
11,951	*,e	Ligand Pharmaceuticals, Inc (Class B)	1,737,078
13,417	*	Loxo Oncology, Inc	1,156,009
22,461		Luminex Corp	479,542
18,436	*	MacroGenics, Inc	364,848
58,127	*	Mallinckrodt plc	1,840,882
31,229	*,e	Matinas BioPharma Holdings, Inc	34,976
40,297	*,e	Medicines Co	1,158,136
14,511	*,e	MediciNova, Inc	103,173
4,094	*	Medpace Holdings, Inc	153,402
1,604,257		Merck & Co, Inc	88,378,518
8,672	e	Merrimack Pharmaceuticals, Inc	101,809
14,791	*	Mettler-Toledo International, Inc	10,096,780
61,638	*,e	MiMedx Group, Inc	781,570
18,543	*	Minerva Neurosciences, Inc	116,821
7,728	*	Miragen Therapeutics, Inc	63,988
41,155	*	Momenta Pharmaceuticals, Inc	580,285
312,465	*	Mylan NV	11,158,125
11,648	*	MyoKardia, Inc	447,866
36,908	*	Myriad Genetics, Inc	1,265,206
17,437	*	NanoString Technologies, Inc	173,673
18,507	*,e	NantKwest, Inc	85,502
17,265	*	Natera, Inc	189,742
86,227	*	Nektar Therapeutics	2,077,208
33,050	*	NeoGenomics, Inc	286,543
12,919	*,e	Neos Therapeutics, Inc	134,358
50,004	*	Neurocrine Biosciences, Inc	3,105,748
12,820	*,e	NewLink Genetics Corp	119,995
180,296	*,e	Novavax, Inc	196,523
8,461	*,e	Novelion Therapeutics, Inc	39,936
14,902	*	Nymox Pharmaceutical Corp	53,051
15,067	*,e	Ocular Therapeutix, Inc	86,786
26,167	*,e	Omeros Corp	412,392
192,761	*,e	Opko Health, Inc	1,297,282
62,356	*,e	Organovo Holdings, Inc	99,146
24,833	*	Otonomy, Inc	73,878
59,760	*,e	Pacific Biosciences of California, Inc	252,785
22,668	*	Pacira Pharmaceuticals, Inc	726,509
184

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

13,353	*	Paratek Pharmaceuticals, Inc	$285,754
105,806	*	PDL BioPharma, Inc	313,186
63,028		PerkinElmer, Inc	4,558,185
77,933		Perrigo Co plc	6,311,794
3,469,377		Pfizer, Inc	121,636,358
10,508		Phibro Animal Health Corp	395,626
18,918	*	Pieris Pharmaceuticals, Inc	95,536
32,429	*	Portola Pharmaceuticals, Inc	1,602,317
28,497	*	PRA Health Sciences, Inc	2,320,511
30,855	*	Prestige Brands Holdings, Inc	1,447,099
45,235	*	Progenics Pharmaceuticals, Inc	280,005
6,534	*,e	Protagonist Therapeutics, Inc	97,814
22,483	*,e	Prothena Corp plc	1,305,138
24,566	*	PTC Therapeutics, Inc	460,367
16,754	*	Puma Biotechnology, Inc	2,132,784
130,261	*	QIAGEN NV	4,410,637
73,023	*	Quintiles Transnational Holdings, Inc	7,893,786
6,329	*	Ra Pharmaceuticals, Inc	83,163
21,466	*,e	Radius Health, Inc	689,273
6,470	*	Reata Pharmaceuticals, Inc	195,912
6,534	*	Recro Pharma, Inc	56,388
45,854	*	Regeneron Pharmaceuticals, Inc	18,461,737
16,693	*	REGENXBIO, Inc	499,955
21,498	*	Repligen Corp	799,726
22,069	*	Retrophin, Inc	548,856
12,584	*	Revance Therapeutics, Inc	327,184
74,480	*	Rigel Pharmaceuticals, Inc	279,300
20,122	*	Sage Therapeutics, Inc	1,273,320
49,379	*	Sangamo Biosciences, Inc	612,300
34,659	*	Sarepta Therapeutics, Inc	1,709,035
55,883	*	Seattle Genetics, Inc	3,426,187
6,811	*,e	Selecta Biosciences, Inc	144,529
13,791	*	Seres Therapeutics, Inc	138,462
2,839	*,e	Sienna Biopharmaceuticals, Inc	55,644
15,493	*	Spark Therapeutics, Inc	1,253,384
46,612	*	Spectrum Pharmaceuticals, Inc	913,129
15,058	*	Stemline Therapeutics, Inc	205,542
11,557	*	Strongbridge Biopharma plc	69,342
12,021	*,e	Sucampo Pharmaceuticals, Inc (Class A)	120,210
28,069	*	Supernus Pharmaceuticals, Inc	1,167,670
7,116	*	Syndax Pharmaceuticals, Inc	79,557
137,453	*,e	Synergy Pharmaceuticals, Inc	375,247
7,302	*,e	Syros Pharmaceuticals, Inc	125,594
22,523	*,e	Teligent, Inc	127,931
21,533	*	TESARO, Inc	2,492,875
29,245	*	Tetraphase Pharmaceuticals, Inc	175,762
29,091	*,e	TG Therapeutics, Inc	237,092
87,998	*,e	TherapeuticsMD, Inc	415,351
24,583	*,e	Theravance Biopharma, Inc	709,465
233,727		Thermo Fisher Scientific, Inc	45,303,304
4,751	*,e	Tocagen, Inc	52,594
34,926	*	Trevena, Inc	52,389
22,999	*	Ultragenyx Pharmaceutical, Inc	1,060,024
185

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

25,577	*	United Therapeutics Corp	$3,033,176
24,216	*	Vanda Pharmaceuticals, Inc	380,191
13,388	*,e	VBI Vaccines, Inc	46,055
12,624	*	Veracyte, Inc	107,935
30,347	*	Versartis, Inc	54,625
147,100	*	Vertex Pharmaceuticals, Inc	21,510,433
9,868	*,e	Voyager Therapeutics, Inc	207,820
50,246	*	VWR Corp	1,663,143
44,214	*	Waters Corp	8,668,155
6,872	*,e	WaVe Life Sciences Pte Ltd	158,400
10,835	*,e	XBiotech, Inc	46,157
22,218	*	Xencor Inc	439,472
77,319	*,e	ZIOPHARM Oncology, Inc	360,307
287,412		Zoetis, Inc	18,342,634
18,765	*	Zogenix, Inc	703,687
9,178	*,e	Zynerba Pharmaceuticals, Inc	89,944
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1,252,674,425

REAL ESTATE - 3.9%
46,536		Acadia Realty Trust	1,309,988
16,038		Agree Realty Corp	758,437
27,077		Alexander & Baldwin, Inc	1,224,963
1,502		Alexander’s, Inc	617,322
54,114		Alexandria Real Estate Equities, Inc	6,707,971
7,073	*,e	Altisource Portfolio Solutions S.A.	182,766
28,719		Altisource Residential Corp	306,432
24,247		American Assets Trust,Inc	940,541
76,925		American Campus Communities, Inc	3,198,541
137,043		American Homes 4 Rent	2,916,275
247,281		American Tower Corp	35,526,861
89,583		Apartment Investment & Management Co (Class A)	3,939,860
123,118		Apple Hospitality REIT, Inc	2,331,855
25,296		Armada Hoffler Properties, Inc	360,974
14,987		Ashford Hospitality Prime, Inc	145,674
45,482		Ashford Hospitality Trust, Inc	319,738
7,271	*	AV Homes, Inc	121,062
79,910		AvalonBay Communities, Inc	14,490,080
25,429		Bluerock Residential Growth REIT, Inc	287,093
89,572		Boston Properties, Inc	10,854,335
96,968		Brandywine Realty Trust	1,695,970
179,033		Brixmor Property Group, Inc	3,127,707
52,185		Camden Property Trust	4,761,359
44,465		CareTrust REIT, Inc	840,388
57,653		CatchMark Timber Trust Inc	737,958
99,976		CBL & Associates Properties, Inc	783,812
173,921	*	CBRE Group, Inc	6,838,574
40,660		Cedar Realty Trust, Inc	221,190
20,748		Chatham Lodging Trust	451,269
34,366		Chesapeake Lodging Trust	958,811
30,878		City Office REIT, Inc	402,649
8,070		Clipper Realty, Inc	87,721
314,868		Colony NorthStar, Inc	3,866,579
69,349		Columbia Property Trust, Inc	1,531,226
186

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

10,091		Community Healthcare Trust, Inc	$276,796
1,845		Consolidated-Tomoka Land Co	107,969
69,903		CoreCivic, Inc	1,723,808
7,510		CorEnergy Infrastructure Trust, Inc	270,961
20,117		Coresite Realty	2,227,958
55,939		Corporate Office Properties Trust	1,786,132
240,929		Cousins Properties, Inc	2,173,180
235,392		Crown Castle International Corp	25,205,775
108,865		CubeSmart	2,963,305
50,963		CyrusOne, Inc	3,128,619
53,400		DCT Industrial Trust, Inc	3,098,268
188,631		DDR Corp	1,446,800
116,981		DiamondRock Hospitality Co	1,270,414
119,464		Digital Realty Trust, Inc	14,149,316
82,198		Douglas Emmett, Inc	3,270,658
207,612		Duke Realty Corp	5,912,790
22,526		Easterly Government Properties, Inc	453,223
18,530		EastGroup Properties, Inc	1,678,633
42,064		Education Realty Trust, Inc	1,468,034
71,488		Empire State Realty Trust, Inc	1,433,334
36,165		Entertainment Properties Trust	2,501,895
45,331		Equinix, Inc	21,010,918
79,969	*	Equity Commonwealth	2,403,068
46,675		Equity Lifestyle Properties, Inc	4,129,804
207,540		Equity Residential	13,959,140
37,678		Essex Property Trust, Inc	9,887,838
71,694		Extra Space Storage, Inc	5,849,513
17,265		Farmland Partners, Inc	144,163
41,334		Federal Realty Investment Trust	4,981,574
66,920		First Industrial Realty Trust, Inc	2,066,490
144,502		Forest City Realty Trust, Inc	3,559,084
25,751	*,e	Forestar Group, Inc	458,368
35,467		Four Corners Property Trust, Inc	875,326
58,022		Franklin Street Properties Corp	580,220
3,792	*	FRP Holdings, Inc	168,175
117,373		Gaming and Leisure Properties, Inc	4,288,809
71,679		Geo Group, Inc	1,860,070
18,200		Getty Realty Corp	517,062
360,127		GGP, Inc	7,008,071
17,128		Gladstone Commercial Corp	370,992
11,147		Global Medical REIT, Inc	94,304
39,916		Global Net Lease, Inc	862,186
53,100		Government Properties Income Trust	964,827
87,901		Gramercy Property Trust	2,610,660
273,367		HCP, Inc	7,063,803
69,402		Healthcare Realty Trust, Inc	2,237,520
113,055		Healthcare Trust of America, Inc	3,397,303
24,001		Hersha Hospitality Trust	424,578
21,294		HFF, Inc (Class A)	933,955
57,817		Highwoods Properties, Inc	2,951,558
91,231		Hospitality Properties Trust	2,607,382
431,408		Host Marriott Corp	8,438,340
21,008	*	Howard Hughes Corp	2,681,251
187

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

88,666		Hudson Pacific Properties	$2,998,684
40,890		Independence Realty Trust, Inc	415,033
68,836		Investors Real Estate Trust	402,691
52,816		Invitation Homes, Inc	1,192,057
153,434		Iron Mountain, Inc	6,137,360
40,102	*	iStar Financial, Inc	469,193
48,268	*	JBG SMITH Properties	1,506,444
7,808		Jernigan Capital, Inc	160,220
26,873		Jones Lang LaSalle, Inc	3,479,785
72,588		Kennedy-Wilson Holdings, Inc	1,411,837
56,420		Kilroy Realty Corp	4,018,797
244,678		Kimco Realty Corp	4,443,352
49,040		Kite Realty Group Trust	916,558
47,592		Lamar Advertising Co	3,352,380
66,422		LaSalle Hotel Properties	1,873,765
120,309		Lexington Realty Trust	1,217,527
85,275		Liberty Property Trust	3,656,592
28,118		Life Storage, Inc	2,272,497
21,901		LTC Properties, Inc	1,018,616
79,302		Macerich Co	4,329,889
50,436		Mack-Cali Realty Corp	1,148,428
13,630	*	Marcus & Millichap, Inc	387,365
7,317	*	Maui Land & Pineapple Co, Inc	116,706
16,220		MedEquities Realty Trust, Inc	188,476
211,897		Medical Properties Trust, Inc	2,803,397
65,659		Mid-America Apartment Communities, Inc	6,720,199
38,956		Monmouth Real Estate Investment Corp (Class A)	663,810
23,046		National Health Investors, Inc	1,755,875
84,351		National Retail Properties, Inc	3,389,223
24,343		National Storage Affiliates Trust	603,463
49,947		New Senior Investment Group, Inc	446,526
9,913		NexPoint Residential Trust, Inc	235,434
30,874		NorthStar Realty Europe Corp	415,873
116,073		Omega Healthcare Investors, Inc	3,349,867
10,445		One Liberty Properties, Inc	253,082
80,519		Outfront Media, Inc	1,888,171
110,902		Paramount Group, Inc	1,765,560
89,591		Park Hotels & Resorts, Inc	2,579,325
40,461		Pebblebrook Hotel Trust	1,442,839
41,837		Pennsylvania REIT	406,656
105,403		Physicians Realty Trust	1,831,904
81,296		Piedmont Office Realty Trust, Inc	1,572,265
22,565		Potlatch Corp	1,168,867
18,674		Preferred Apartment Communities, Inc	370,679
308,714		Prologis, Inc	19,936,750
11,521		PS Business Parks, Inc	1,524,574
87,726		Public Storage, Inc	18,181,213
27,038		QTS Realty Trust, Inc	1,564,148
53,849	*	Quality Care Properties, Inc	852,430
43,774		Ramco-Gershenson Properties	552,866
91,798		Rayonier, Inc	2,752,104
11,274		Re/Max Holdings, Inc	749,721
79,290		Realogy Holdings Corp	2,563,446
188

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

156,823		Realty Income Corp	$8,416,690
13,268	*,e	Redfin Corp	312,329
85,453		Regency Centers Corp	5,259,632
60,387		Retail Opportunities Investment Corp	1,085,758
132,213		Retail Properties of America, Inc	1,615,643
40,050		Rexford Industrial Realty, Inc	1,189,085
99,718		RLJ Lodging Trust	2,159,892
4,820		RMR Group, Inc	252,809
25,211		Ryman Hospitality Properties	1,667,203
102,197		Sabra Healthcare REIT, Inc	2,035,764
6,580		Safety Income and Growth, Inc	118,243
10,202		Saul Centers, Inc	623,546
70,289	*	SBA Communications Corp	11,048,025
35,336		Select Income REIT	853,718
136,248		Senior Housing Properties Trust	2,506,963
14,031		Seritage Growth Properties	577,095
181,147		Simon Property Group, Inc	28,137,564
56,776		SL Green Realty Corp	5,432,328
285,241		Spirit Realty Capital, Inc	2,370,353
30,156	*	St. Joe Co	536,777
52,284		STAG Industrial, Inc	1,427,353
73,921		Starwood Waypoint Homes	2,684,072
99,679		STORE Capital Corp	2,461,075
2,960		Stratus Properties, Inc	88,060
60,222		Summit Hotel Properties, Inc	952,110
43,881		Sun Communities, Inc	3,960,699
129,555		Sunstone Hotel Investors, Inc	2,114,338
53,886		Tanger Factory Outlet Centers, Inc	1,225,907
33,639		Taubman Centers, Inc	1,588,434
9,634	*,e	Tejon Ranch Co	181,601
29,195		Terreno Realty Corp	1,072,040
25,870		Tier REIT, Inc	506,276
8,985	*,e	Trinity Place Holdings, Inc	64,692
162,104		UDR, Inc	6,288,014
17,613		UMH Properties, Inc	263,138
98,516		Uniti Group, Inc	1,724,030
7,298		Universal Health Realty Income Trust	534,287
58,276		Urban Edge Properties	1,367,155
16,630		Urstadt Biddle Properties, Inc (Class A)	361,370
206,622		Ventas, Inc	12,965,531
574,318		VEREIT, Inc	4,531,369
100,127		Vornado Realty Trust	7,495,507
110,258		Washington Prime Group, Inc	863,320
43,184		Washington REIT	1,390,093
67,993		Weingarten Realty Investors	2,070,387
213,545		Welltower, Inc	14,298,973
435,266		Weyerhaeuser Co	15,630,402
20,820		Whitestone REIT	278,155
60,857		WP Carey, Inc	4,147,405
63,016		Xenia Hotels & Resorts, Inc	1,371,228
		TOTAL REAL ESTATE	608,341,158
189

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

RETAILING - 4.9%
16,403	*	1-800-FLOWERS.COM, Inc (Class A)	$154,188
37,161		Aaron’s, Inc	1,367,525
41,043	e	Abercrombie & Fitch Co (Class A)	551,207
41,332		Advance Auto Parts, Inc	3,378,478
232,943	*	Amazon.com, Inc	257,467,239
97,903		American Eagle Outfitters, Inc	1,274,697
4,627	*	America’s Car-Mart, Inc	198,267
10,790	*	Asbury Automotive Group, Inc	662,506
3,161	*,e	At Home Group, Inc	64,800
37,743	*,e	Autonation, Inc	1,789,018
16,322	*	AutoZone, Inc	9,621,819
23,718	*	Barnes & Noble Education, Inc	129,263
35,846		Barnes & Noble, Inc	250,922
82,501		Bed Bath & Beyond, Inc	1,641,770
154,766		Best Buy Co, Inc	8,663,801
14,456	e	Big 5 Sporting Goods Corp	91,796
26,249	e	Big Lots, Inc	1,346,836
10,237	*,e	Boot Barn Holdings, Inc	84,251
17,631	e	Buckle, Inc	290,030
9,924	*	Build-A-Bear Workshop, Inc	77,407
40,417	*	Burlington Stores, Inc	3,794,752
25,389		Caleres, Inc	693,881
13,726		Camping World Holdings, Inc	576,767
106,499	*	Carmax, Inc	7,998,075
10,682	*,e	Carvana Co	151,471
15,113		Cato Corp (Class A)	194,353
75,922		Chico’s FAS, Inc	606,617
10,239		Children’s Place Retail Stores, Inc	1,114,003
9,536		Citi Trends, Inc	207,503
11,068	*,e	Conn’s, Inc	340,341
10,028	*,e	Container Store Group, Inc	36,201
25,930		Core-Mark Holding Co, Inc	883,176
50,427		Dick’s Sporting Goods, Inc	1,233,949
9,130	e	Dillard’s, Inc (Class A)	463,804
161,175		Dollar General Corp	13,029,387
134,149	*	Dollar Tree, Inc	12,241,096
39,386		DSW, Inc (Class A)	754,242
5,857	*,e	Duluth Holdings, Inc	121,006
70,873		Expedia, Inc	8,835,028
47,203	*	Express Parent LLC	319,564
25,529	e	Finish Line, Inc (Class A)	236,654
31,243	*	Five Below, Inc	1,726,176
12,314	*	Floor & Decor Holdings, Inc	464,238
77,133		Foot Locker, Inc	2,320,161
22,283	*	Francesca’s Holdings Corp	144,171
21,350	e	Fred’s, Inc (Class A)	94,153
8,284	*	FTD Cos, Inc	89,467
5,079	*	Gaia, Inc	61,710
61,688		GameStop Corp (Class A)	1,152,949
139,641		Gap, Inc	3,629,270
11,712	*	Genesco, Inc	286,944
82,560		Genuine Parts Co	7,284,269
41,378	e	GNC Holdings, Inc	283,026
190

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

11,989		Group 1 Automotive, Inc	$941,976
195,664	*	Groupon, Inc	933,317
35,754		Guess?, Inc	579,572
10,241		Haverty Furniture Cos, Inc	244,248
16,052	*,e	Hibbett Sports, Inc	205,466
704,670		Home Depot, Inc	116,820,193
17,794		HSN, Inc	670,834
8,837	*,e	J. Jill, Inc	45,157
180,460	*,e	JC Penney Co, Inc	505,288
9,654	*	Kirkland’s, Inc	112,952
102,336		Kohl’s Corp	4,273,551
140,858		L Brands, Inc	6,062,528
8,582	*,e	Lands’ End, Inc	93,544
35,254	*	Liberty Expedia Holdings, Inc	1,625,209
239,396	*	Liberty Interactive Corp	5,439,077
40,826	*	Liberty TripAdvisor Holdings, Inc	440,921
46,439	*	Liberty Ventures	2,645,165
13,922		Lithia Motors, Inc (Class A)	1,575,692
177,967	*	LKQ Corp	6,707,576
494,543		Lowe’s Companies, Inc	39,538,713
16,684	*,e	Lumber Liquidators, Inc	513,534
180,611		Macy’s, Inc	3,388,262
15,511	*	MarineMax, Inc	287,729
69,450	*	Michaels Cos, Inc	1,348,719
18,025		Monro Muffler, Inc	889,534
19,872	*	Murphy USA, Inc	1,477,682
240,388	*	NetFlix, Inc	47,219,415
68,368		Nordstrom, Inc	2,710,791
17,620		Nutri/System, Inc	880,119
299,220		Office Depot, Inc	927,582
27,668	*	Ollie’s Bargain Outlet Holdings, Inc	1,235,376
50,302	*	O’Reilly Automotive, Inc	10,611,207
9,410	*,e	Overstock.com, Inc	431,919
18,067	*,e	Party City Holdco, Inc	201,447
21,206		Penske Auto Group, Inc	988,624
11,824	e	PetMed Express, Inc	418,097
47,634		Pier 1 Imports, Inc	198,157
28,764	*	Priceline.com, Inc	54,995,617
27,613	e	Rent-A-Center, Inc	274,473
12,014	*	RH	1,080,299
222,673		Ross Stores, Inc	14,137,509
77,360	*	Sally Beauty Holdings, Inc	1,339,102
8,648		Shoe Carnival, Inc	162,323
18,928	*	Shutterfly, Inc	808,226
40,253	e	Signet Jewelers Ltd	2,639,389
24,245	*	Sleep Number Corp	787,962
15,830		Sonic Automotive, Inc (Class A)	314,225
24,166	*,e	Sportsman’s Warehouse Holdings, Inc	99,081
30,445	e	Tailored Brands, Inc	470,375
325,118		Target Corp	19,194,967
63,242		Tiffany & Co	5,920,716
22,443		Tile Shop Holdings, Inc	191,888
9,453		Tilly’s, Inc	112,585
191

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

375,929		TJX Companies, Inc	$26,239,844
75,225		Tractor Supply Co	4,533,058
64,171	*,e	TripAdvisor, Inc	2,406,412
34,442	*	Ulta Beauty, Inc	6,950,051
52,170	*	Urban Outfitters, Inc	1,279,208
16,337	*	Vitamin Shoppe, Inc	75,150
22,843	*,e	Wayfair, Inc	1,596,726
50,567	e	Williams-Sonoma, Inc	2,609,257
1,341		Winmark Corp	175,336
10,806	*	Zumiez, Inc	190,726
		TOTAL RETAILING	772,247,902

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
10,888	*,e	Acacia Communications, Inc	460,671
23,241	*	Advanced Energy Industries, Inc	1,968,978
483,029	*,e	Advanced Micro Devices, Inc	5,306,074
9,438	*	Alpha & Omega Semiconductor Ltd	173,942
18,701	*,e	Ambarella, Inc	1,055,484
61,372	*	Amkor Technology, Inc	710,074
212,432		Analog Devices, Inc	19,395,042
633,056		Applied Materials, Inc	35,723,350
18,274	*	Axcelis Technologies, Inc	601,215
24,099	*	AXT, Inc	224,121
236,951		Broadcom Ltd	62,533,738
40,434		Brooks Automation, Inc	1,390,525
14,152		Cabot Microelectronics Corp	1,368,074
38,354	*	Cavium, Inc	2,646,042
11,929	*	Ceva, Inc	576,171
36,955	*	Cirrus Logic, Inc	2,069,480
15,034		Cohu, Inc	387,877
55,969	*	Cree, Inc	1,998,093
5,464	*,e	CyberOptics Corp	78,682
193,466		Cypress Semiconductor Corp	3,068,371
21,451	*	Diodes, Inc	736,627
9,301	*	DSP Group, Inc	124,633
81,614	*	Entegris, Inc	2,672,858
47,551	*	First Solar, Inc	2,606,746
42,249	*	Formfactor, Inc	768,932
7,159	*,e	GSI Technology, Inc	49,540
11,289	*	Ichor Holdings Ltd	352,104
10,897	*,e	Impinj, Inc	372,024
24,850	*,e	Inphi Corp	1,018,353
76,423	*	Integrated Device Technology, Inc	2,374,463
2,762,309		Intel Corp	125,657,436
15,290	*	IXYS Corp	377,663
92,015		Kla-Tencor Corp	10,019,513
35,455	*	Kopin Corp	124,447
94,440		Lam Research Corp	19,697,351
74,546	*	Lattice Semiconductor Corp	436,094
23,555	*,e	MA-COM Technology Solutions	962,928
233,428		Marvell Technology Group Ltd	4,311,415
162,051		Maxim Integrated Products, Inc	8,514,160
33,579	*	MaxLinear, Inc	821,678
192

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

132,678		Microchip Technology, Inc	$12,577,874
629,109	*	Micron Technology, Inc	27,875,820
66,655	*	Microsemi Corp	3,557,377
31,402		MKS Instruments, Inc	3,411,827
22,804		Monolithic Power Systems, Inc	2,774,563
13,407	*	Nanometrics, Inc	379,016
21,727	*,e	NeoPhotonics Corp Ltd	113,198
2,815		NVE Corp	239,500
333,220		NVIDIA Corp	68,913,228
202,874	*	NXP Semiconductors NV	23,746,402
245,177	*	ON Semiconductor Corp	5,227,174
15,548	*,e	PDF Solutions, Inc	227,778
39,785	*	Photronics, Inc	385,914
21,367	*	Pixelworks, Inc	119,442
16,742		Power Integrations, Inc	1,345,220
73,641	*	Qorvo, Inc	5,582,724
867,115		Qualcomm, Inc	44,231,536
63,063	*	Rambus, Inc	927,657
17,478	*	Rudolph Technologies, Inc	485,015
36,891	*	Semtech Corp	1,514,376
14,732	*	Sigma Designs, Inc	89,129
23,529	*	Silicon Laboratories, Inc	2,232,902
107,928		Skyworks Solutions, Inc	12,288,682
11,822	*	SMART Global Holdings, Inc	370,856
39,501	*,e	SunPower Corp	281,247
115,981		Teradyne, Inc	4,974,425
589,678		Texas Instruments, Inc	57,015,966
19,758	*	Ultra Clean Holdings	504,224
27,685	*	Veeco Instruments, Inc	499,714
62,327		Versum Materials, Inc	2,622,720
30,275	*	Xcerra Corp	298,209
145,896		Xilinx, Inc	10,751,076
28,708		Xperi Corp	660,284
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	619,960,044

SOFTWARE & SERVICES - 13.8%
24,966	*	2U, Inc	1,588,587
49,575	*	8x8, Inc	661,826
26,966	*	A10 Networks, Inc	197,121
366,678		Accenture plc	52,200,280
67,183	*	ACI Worldwide, Inc	1,617,767
433,465		Activision Blizzard, Inc	28,387,623
20,536	*	Actua Corp	317,281
43,216	*	Acxiom Corp	1,087,315
289,456	*	Adobe Systems, Inc	50,701,113
97,708	*	Akamai Technologies, Inc	5,105,243
12,055	*	Alarm.com Holdings, Inc	562,727
28,405		Alliance Data Systems Corp	6,355,051
174,409	*	Alphabet, Inc (Class A)	180,171,473
177,125	*	Alphabet, Inc (Class C)	180,072,360
5,232	*	Alteryx, Inc	118,191
14,773	*	Amber Road, Inc	110,207
96,288		Amdocs Ltd	6,268,349
193

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

15,388		American Software, Inc (Class A)	$190,965
50,328	*	Ansys, Inc	6,880,341
5,019	*	Appfolio, Inc	230,372
12,589	*	Apptio, Inc	305,283
42,424	*	Aspen Technology, Inc	2,737,196
42,730	*	Atlassian Corp plc	2,066,850
122,189	*	Autodesk, Inc	15,268,737
261,635		Automatic Data Processing, Inc	30,417,685
26,850	*	Bankrate, Inc	373,215
14,119	*	Barracuda Networks, Inc	329,114
39,296	*	Bazaarvoice, Inc	189,603
8,774	*,e	Benefitfocus, Inc	240,408
62,550	*	Black Knight, Inc	2,836,642
26,524		Blackbaud, Inc	2,686,881
30,386	*	Blackhawk Network Holdings, Inc	1,031,605
8,778	*,e	Blackline, Inc	311,795
24,622	*	Blucora, Inc	534,297
83,500		Booz Allen Hamilton Holding Co	3,155,465
24,238	*	Bottomline Technologies, Inc	789,189
46,880	*	Box, Inc	1,029,016
13,975	*	Brightcove, Inc	111,800
67,955		Broadridge Financial Solutions, Inc	5,838,694
17,171	*,e	BroadSoft, Inc	941,829
182,808		CA, Inc	5,919,323
13,822	*	CACI International, Inc (Class A)	1,986,912
160,703	*	Cadence Design Systems, Inc	6,935,941
37,141	*	Callidus Software, Inc	941,524
14,005	*	Carbonite, Inc	317,913
25,342	*	Cardtronics plc	580,332
8,834	*	Care.com, Inc	135,779
40,877	*,e	Cars.com, Inc	973,690
6,050		Cass Information Systems, Inc	390,225
77,110		CDK Global, Inc	4,901,112
18,244	*	ChannelAdvisor Corp	205,245
15,560	*,e	Cimpress NV	1,698,218
88,601	*	Citrix Systems, Inc	7,319,329
7,361	*,e	Cloudera, Inc	111,372
342,680		Cognizant Technology Solutions Corp (Class A)	25,930,596
16,529	*	CommerceHub, Inc	352,564
7,879	*	CommerceHub, Inc (Series A)	175,938
23,671	*	Commvault Systems, Inc	1,232,076
107,785	*	Conduent, Inc	1,668,512
53,597		Convergys Corp	1,379,051
30,264	*	Cornerstone OnDemand, Inc	1,160,927
20,439	*	CoStar Group, Inc	6,044,834
17,669	*	Coupa Software, Inc	613,998
18,600		CSG Systems International, Inc	787,524
92,641		CSRA, Inc	2,963,586
119,940	*	Dell Technologies, Inc-VMware Inc	9,927,434
33,306	*	DHI Group, Inc	73,273
6,054	*,e	Digimarc Corp	216,128
34,638		DST Systems, Inc	2,030,480
165,954		DXC Technology Co	15,188,110
194

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

586,571	*	eBay, Inc	$22,078,532
13,152	e	Ebix, Inc	893,678
175,592	*	Electronic Arts, Inc	21,000,803
19,262	*	Ellie Mae, Inc	1,732,617
35,390	*	Endurance International Group Holdings, Inc	290,198
23,809	*	Envestnet, Inc	1,271,401
27,966	*	EPAM Systems, Inc	2,549,101
65,095	*	Etsy, Inc	1,087,086
28,737	*	Euronet Worldwide, Inc	2,777,144
9,697	*	Everbridge, Inc	258,328
35,393	*	Everi Holdings, Inc	293,408
34,012		EVERTEC, Inc	510,180
6,421	*	EXA Corp	155,645
18,891	*	ExlService Holdings, Inc	1,179,176
1,368,187	*	Facebook, Inc	246,355,751
18,166		Fair Isaac Corp	2,636,977
193,027		Fidelity National Information Services, Inc	17,905,185
103,130	*	FireEye, Inc	1,744,960
48,327	*	First American Corp	2,266,536
266,126	*	First Data Corp	4,739,704
125,686	*	Fiserv, Inc	16,267,539
30,283	*	Five9, Inc	764,040
53,711	*	FleetCor Technologies, Inc	8,876,817
5,122		Forrester Research, Inc	223,831
86,845	*	Fortinet, Inc	3,422,561
50,290	*	Gartner, Inc	6,301,840
90,499		Genpact Ltd	2,755,695
21,795	*	Gigamon, Inc	839,108
88,320		Global Payments, Inc	9,180,864
66,585	*,e	Glu Mobile, Inc	267,006
68,294	*	GoDaddy, Inc	3,189,330
30,887	*,e	Gogo, Inc	307,017
49,793	*,e	GrubHub, Inc	3,038,369
17,068	*	GTT Communications, Inc	622,129
44,142	*	Guidewire Software, Inc	3,530,477
15,855		Hackett Group, Inc	244,801
28,899	*	Hortonworks, Inc	477,122
20,066	*	HubSpot, Inc	1,736,712
40,802	*	IAC/InterActiveCorp	5,265,498
18,740	*	Imperva, Inc	800,198
16,246	*	Information Services Group, Inc	66,284
11,820	*	Instructure, Inc	411,336
45,669	*,e	Internap Network Services Corp	212,361
504,144		International Business Machines Corp	77,668,425
143,645		Intuit, Inc	21,693,268
25,835		j2 Global, Inc	1,915,407
49,303		Jack Henry & Associates, Inc	5,429,739
7,079	*	Leaf Group Ltd	49,907
83,127		Leidos Holdings, Inc	5,197,100
43,337	*	Limelight Networks, Inc	214,518
10,535	*	Liquidity Services, Inc	60,050
30,644	*	Liveperson, Inc	430,548
30,401		LogMeIn, Inc	3,680,041
195

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

41,015	*	Manhattan Associates, Inc	$1,716,888
14,208		Mantech International Corp (Class A)	659,393
552,557		MasterCard, Inc (Class A)	82,203,905
21,408	*,e	Match Group, Inc	572,450
36,465		MAXIMUS, Inc	2,422,370
37,013	*	Meet Group, Inc	125,474
4,397,936		Microsoft Corp	365,820,316
5,590	*	MicroStrategy, Inc (Class A)	739,333
24,148	*	MINDBODY, Inc	778,773
17,947	*	Mitek Systems, Inc	159,728
32,597	*	MobileIron, Inc	125,498
17,396	*	Model N, Inc	253,112
18,352	*,e	MoneyGram International, Inc	285,374
23,038		Monotype Imaging Holdings, Inc	531,026
13,781	*	MuleSoft, Inc	322,338
17,031	*	New Relic, Inc	874,201
36,032		NIC, Inc	612,544
176,191	*	Nuance Communications, Inc	2,597,055
33,450	*,e	Nutanix, Inc	953,325
7,851	*	Okta, Inc	227,051
1,685,006		Oracle Corp	85,766,805
131,330	*,e	Pandora Media, Inc	960,022
3,781	*,e	Park City Group, Inc	41,780
191,705		Paychex, Inc	12,228,862
28,808	*,e	Paycom Software, Inc	2,368,018
14,973	*	Paylocity Holding Corp	799,708
663,628	*	PayPal Holdings, Inc	48,152,848
21,297		Pegasystems, Inc	1,241,615
18,898	*	Perficient, Inc	367,566
20,183	*	Planet Payment, Inc	90,218
10,996	*,e	Presidio, Inc	162,741
28,162		Progress Software Corp	1,192,097
25,362	*	Proofpoint, Inc	2,343,702
14,682	*	PROS Holdings, Inc	331,666
65,073	*	PTC, Inc	4,324,101
17,274	*	Q2 Holdings, Inc	735,009
5,552		QAD, Inc (Class A)	205,424
17,364	*	Qualys, Inc	918,556
21,071	*	QuinStreet, Inc	187,532
41,318	*	Quotient Technology, Inc	646,627
10,768	*	Rapid7, Inc	194,685
9,129	*	RealNetworks, Inc	43,089
33,203	*	RealPage, Inc	1,437,690
103,656	*	Red Hat, Inc	12,524,754
3,209		Reis, Inc	58,564
36,456	*	RingCentral, Inc	1,536,620
12,773	*	Rosetta Stone, Inc	129,901
25,265	*	Rubicon Project, Inc	89,943
118,774		Sabre Corp	2,323,219
396,083	*	salesforce.com, Inc	40,535,134
24,409		Science Applications International Corp	1,790,156
3,029	*,e	SecureWorks Corp	30,351
97,821	*	ServiceNow, Inc	12,361,640
196

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

43,992	*	ServiceSource International LLC	$153,092
10,089	*	Shutterstock, Inc	393,370
26,588	*	Silver Spring Networks, Inc	428,599
80,487	*	Splunk, Inc	5,416,775
9,690	*	SPS Commerce, Inc	476,360
142,186	*	Square, Inc	5,287,897
97,693		SS&C Technologies Holdings, Inc	3,927,259
9,208	*	Stamps.com, Inc	2,066,275
10,949	*	StarTek, Inc	130,731
21,637	*	Sykes Enterprises, Inc	626,175
358,131		Symantec Corp	11,639,258
24,250	*,e	Synchronoss Technologies, Inc	274,753
96,455	*	Synopsys, Inc	8,345,287
26,283	*	Syntel, Inc	613,971
34,209	*	Tableau Software, Inc	2,774,008
60,990	*	Take-Two Interactive Software, Inc	6,748,544
8,465	*	TechTarget, Inc	105,474
17,371	*	TeleNav, Inc	112,043
7,875		TeleTech Holdings, Inc	327,994
74,161	*	Teradata Corp	2,480,685
68,375		TiVo Corp	1,241,006
105,260		Total System Services, Inc	7,583,983
13,934	*	Trade Desk, Inc	918,529
68,958		Travelport Worldwide Ltd	1,081,951
41,228	*	TrueCar, Inc	667,069
5,104	*,e	Tucows, Inc	298,329
36,745	*,e	Twilio, Inc	1,174,003
391,181	*	Twitter, Inc	8,066,152
20,569	*	Tyler Technologies, Inc	3,646,678
16,240	*	Ultimate Software Group, Inc	3,290,062
29,931	*,e	Unisys Corp	261,896
3,790	*	Upland Software, Inc	83,266
93,920	*	Vantiv, Inc	6,574,400
10,633	*	Varonis Systems, Inc	463,599
16,657	*	Vasco Data Security International	226,535
34,785	*	Verint Systems, Inc	1,467,927
52,659	*	VeriSign, Inc	5,661,896
1,559	*,e	Veritone, Inc	55,345
30,324	*,e	VirnetX Holding Corp	156,169
15,177	*	Virtusa Corp	579,154
1,083,467		Visa, Inc (Class A)	119,159,701
42,061	*,e	VMware, Inc (Class A)	5,034,281
22,175	*	Website Pros, Inc	534,418
280,834		Western Union Co	5,577,363
22,304	*	WEX, Inc	2,756,551
76,289	*	Workday, Inc	8,467,316
15,731	*	Workiva, Inc	351,588
18,868	*	XO Group, Inc	376,605
45,384	*	Yelp, Inc	2,120,340
6,474	*	Yext, Inc	74,322
56,474	*	Zendesk, Inc	1,750,694
29,332	*	Zillow Group, Inc	1,211,705
61,293	*,e	Zillow Group, Inc (Class C)	2,530,175
197

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

23,238	*	Zix Corp	$112,704
442,689	*	Zynga, Inc	1,726,487
		TOTAL SOFTWARE & SERVICES	2,158,759,336

TECHNOLOGY HARDWARE & EQUIPMENT - 5.7%
62,986	*,e	3D Systems Corp	779,767
26,765		Adtran, Inc	564,741
25,955	*	Aerohive Networks, Inc	102,782
5,601	*	Agilysys, Inc	68,724
182,790		Amphenol Corp (Class A)	15,902,730
16,678	*	Anixter International, Inc	1,145,779
3,058,872		Apple, Inc	517,071,723
11,027	*,e	Applied Optoelectronics, Inc	449,240
30,943	*	Arista Networks, Inc	6,185,196
100,841	*	ARRIS International plc	2,873,968
55,416	*	Arrow Electronics, Inc	4,632,223
23,208	*	Avid Technology, Inc	103,044
77,535		Avnet, Inc	3,085,893
38,854		AVX Corp	732,009
16,518		Badger Meter, Inc	723,488
5,993		Bel Fuse, Inc (Class B)	193,874
24,174		Belden CDT, Inc	1,931,744
27,178	*	Benchmark Electronics, Inc	841,159
239,935		Brocade Communications Systems, Inc	2,795,243
21,846	*	CalAmp Corp	496,560
30,209	*	Calix, Inc	166,149
87,771		CDW Corp	6,143,970
81,694	*	Ciena Corp	1,737,631
2,939,763		Cisco Systems, Inc	100,392,906
4,709	*,e	Clearfield, Inc	64,513
48,425		Cognex Corp	5,963,539
14,320	*	Coherent, Inc	3,762,007
109,568	*	CommScope Holding Co, Inc	3,521,516
12,255		Comtech Telecommunications Corp	263,605
13,429	*	Control4 Corp	395,484
518,370		Corning, Inc	16,230,165
23,580	*	Cray, Inc	486,927
19,626		CTS Corp	533,827
20,391		Daktronics, Inc	209,416
43,560	e	Diebold, Inc	840,708
10,399	*	Digi International, Inc	108,150
32,897		Dolby Laboratories, Inc (Class A)	1,906,052
12,180	*,e	Eastman Kodak Co	65,163
31,487	*	EchoStar Corp (Class A)	1,761,698
18,407	*	Electro Scientific Industries, Inc	329,301
27,188	*	Electronics for Imaging, Inc	839,022
14,430	*	EMCORE Corp	119,047
7,241	*	ePlus, Inc	692,240
65,871	*	Extreme Networks, Inc	790,452
37,877	*	F5 Networks, Inc	4,593,344
20,714	*	Fabrinet	770,147
9,743	*	FARO Technologies, Inc	504,687
66,864	*	Finisar Corp	1,573,979
198

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

105,094	*,e	Fitbit, Inc	$645,277
77,887		Flir Systems, Inc	3,646,669
48,161	*	Harmonic, Inc	178,196
70,838		Harris Corp	9,869,150
963,197		Hewlett Packard Enterprise Co	13,407,702
999,304		HP, Inc	21,535,001
34,845	*	II-VI, Inc	1,574,994
19,972	*,e	Immersion Corp	161,374
80,468	*,e	Infinera Corp	673,517
19,810	*	Insight Enterprises, Inc	892,440
19,390		InterDigital, Inc	1,422,256
14,081	*	Intevac, Inc	118,280
21,053	*	IPG Photonics Corp	4,482,394
14,205	*	Iteris, Inc	98,157
19,485	*	Itron, Inc	1,522,753
102,296		Jabil Circuit, Inc	2,892,931
218,296		Juniper Networks, Inc	5,420,290
28,344	*	Kemet Corp	728,157
113,865	*	Keysight Technologies, Inc	5,086,350
14,861	*	Kimball Electronics, Inc	326,942
48,953	*	Knowles Corp	810,662
5,979	*	KVH Industries, Inc	69,057
12,530		Littelfuse, Inc	2,618,770
35,415	*	Lumentum Holdings, Inc	2,236,457
16,124	*,e	Maxwell Technologies, Inc	77,718
1,740		Mesa Laboratories, Inc	277,443
20,017		Methode Electronics, Inc	938,797
36,677	*,e	Microvision, Inc	81,056
95,603		Motorola, Inc	8,655,896
9,377		MTS Systems Corp	488,073
6,122	*	Napco Security Technologies, Inc	62,138
65,321		National Instruments Corp	2,939,445
68,507	*	NCR Corp	2,198,390
157,360		NetApp, Inc	6,989,931
18,743	*	Netgear, Inc	874,361
49,501	*	Netscout Systems, Inc	1,405,828
17,796	*	Novanta, Inc	841,751
99,164	*,e	Oclaro, Inc	820,086
9,682	*	OSI Systems, Inc	855,695
52,083	*	Palo Alto Networks, Inc	7,666,618
10,975		Park Electrochemical Corp	207,208
5,271		PC Connection, Inc	142,317
7,710	*	PC Mall, Inc	108,325
20,175		Plantronics, Inc	915,138
26,422	*	Plexus Corp	1,623,103
53,780	*	Pure Storage, Inc	883,605
13,446	*	Quantenna Communications, Inc	208,279
15,622	*	Quantum Corp	82,797
17,506	*	Radisys Corp	23,108
10,395	*	Rogers Corp	1,580,872
41,992	*	Sanmina Corp	1,374,188
15,267	*	Scansource, Inc	655,718
27,191	*	Sonus Networks, Inc	212,090
199

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

28,935	*,e	Stratasys Ltd	$651,616
21,869	*	Super Micro Computer, Inc	435,193
20,141	*	Synaptics, Inc	747,634
16,236		SYNNEX Corp	2,189,912
6,643		Systemax, Inc	189,658
20,215	*	Tech Data Corp	1,875,346
154,678	*	Trimble Navigation Ltd	6,323,237
51,496	*	TTM Technologies, Inc	812,607
13,075	*,e	Ubiquiti Networks, Inc	813,003
24,339		Universal Display Corp	3,565,663
27,064	*	USA Technologies, Inc	171,856
61,871	*	VeriFone Systems, Inc	1,180,499
29,689	*,e	Viasat, Inc	1,932,754
132,549	*	Viavi Solutions, Inc	1,230,055
83,131	e	Vishay Intertechnology, Inc	1,849,665
5,516	*	Vishay Precision Group, Inc	135,418
170,724		Western Digital Corp	15,240,531
133,109		Xerox Corp	4,034,534
30,376	*	Zebra Technologies Corp (Class A)	3,523,312
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	885,955,775

TELECOMMUNICATION SERVICES - 1.8%
3,607,538		AT&T, Inc	121,393,654
5,799		ATN International, Inc	314,828
24,097	*	Boingo Wireless, Inc	563,388
563,071	e	CenturyLink, Inc	10,692,718
24,433	*	Cincinnati Bell, Inc	466,670
23,344		Cogent Communications Group, Inc	1,258,242
39,329		Consolidated Communications Holdings, Inc	753,937
45,984	e	Frontier Communications Corp	556,866
14,505	*	General Communication, Inc (Class A)	593,110
266,072	*,e	Globalstar, Inc	428,376
3,994	*	Hawaiian Telcom Holdco, Inc	120,419
11,245		IDT Corp (Class B)	148,209
21,741	*	Intelsat S.A.	94,573
46,094	*,e	Iridium Communications, Inc	553,128
20,123	*	Lumos Networks Corp	361,409
10,234	*	Ooma, Inc	107,457
52,306	*	Orbcomm, Inc	591,581
5,431	*,e	pdvWireless, Inc	155,055
26,543		Shenandoah Telecom Co	1,008,634
14,272		Spok Holdings, Inc	241,910
373,164	*,e	Sprint Corp	2,440,493
5,637	*	Straight Path Communications, Inc	1,023,172
54,236		Telephone & Data Systems, Inc	1,580,979
171,928	*	T-Mobile US, Inc	10,276,137
7,820	*	US Cellular Corp	286,134
2,391,222		Verizon Communications, Inc	114,467,797
114,924	*	Vonage Holdings Corp	934,332
118,291	e	Windstream Holdings, Inc	222,387
108,167	*	Zayo Group Holdings, Inc	3,900,502
		TOTAL TELECOMMUNICATION SERVICES	275,536,097
200

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 2.0%
33,190	*	Air Transport Services Group, Inc	$803,198
69,611		Alaska Air Group, Inc	4,596,414
7,231		Allegiant Travel Co	986,308
3,037		Amerco, Inc	1,192,448
258,358		American Airlines Group, Inc	12,096,322
15,562		Arkansas Best Corp	507,321
13,672	*	Atlas Air Worldwide Holdings, Inc	838,777
43,899	*	Avis Budget Group, Inc	1,810,834
81,644		CH Robinson Worldwide, Inc	6,411,503
18,178		Copa Holdings S.A. (Class A)	2,239,348
33,867		Costamare, Inc	210,314
7,369	*	Covenant Transportation Group, Inc	218,859
512,499		CSX Corp	25,845,325
10,932	*,e	Daseke, Inc	151,190
391,380		Delta Air Lines, Inc	19,580,741
22,782	*,e	Eagle Bulk Shipping, Inc	107,075
14,127	*	Echo Global Logistics, Inc	339,754
103,183		Expeditors International of Washington, Inc	6,023,824
145,096		FedEx Corp	32,764,128
16,700		Forward Air Corp	959,248
5,727	*	Genco Shipping & Trading Ltd	68,781
34,951	*	Genesee & Wyoming, Inc (Class A)	2,508,783
30,963	*	Hawaiian Holdings, Inc	1,037,261
34,068		Heartland Express, Inc	726,670
32,359	*	Hertz Global Holdings, Inc	804,768
17,800	*	Hub Group, Inc (Class A)	770,740
50,483		J.B. Hunt Transport Services, Inc	5,370,886
194,481	*	JetBlue Airways Corp	3,724,311
61,616		Kansas City Southern Industries, Inc	6,421,620
29,839	*	Kirby Corp	2,114,093
73,215	*	Knight-Swift Transportation Holdings, Inc	3,034,762
24,076		Landstar System, Inc	2,377,505
44,766		Macquarie Infrastructure Co LLC	3,113,475
21,130		Marten Transport Ltd	415,205
24,882		Matson, Inc	677,537
55,519	*,e	Navios Maritime Holdings, Inc	101,045
170,115		Norfolk Southern Corp	22,356,513
35,482		Old Dominion Freight Line	4,297,935
4,949		Park-Ohio Holdings Corp	233,345
26,945	*	Radiant Logistics, Inc	131,492
18,088	*	Roadrunner Transportation Services Holdings, Inc	159,174
31,002		Ryder System, Inc	2,513,642
35,001	*	Safe Bulkers, Inc	124,254
15,104	*	Saia, Inc	978,739
18,625		Schneider National, Inc	487,789
35,642	*	Scorpio Bulkers, Inc	285,136
29,787		Skywest, Inc	1,402,968
328,768		Southwest Airlines Co	17,707,444
40,120	*	Spirit Airlines, Inc	1,488,051
473,897		Union Pacific Corp	54,872,534
161,319	*	United Continental Holdings, Inc	9,433,935
405,400		United Parcel Service, Inc (Class B)	47,646,662
201

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

2,557		Universal Truckload Services, Inc	$55,231
27,617		Werner Enterprises, Inc	984,546
68,401	*	XPO Logistics, Inc	4,743,609
19,630	*	YRC Worldwide, Inc	264,416
		TOTAL TRANSPORTATION	321,117,788

UTILITIES - 3.2%
389,770		AES Corp	4,143,255
27,819		Allete, Inc	2,179,619
125,914		Alliant Energy Corp	5,447,040
138,819		Ameren Corp	8,605,390
291,872		American Electric Power Co, Inc	21,718,196
20,071		American States Water Co	1,078,816
103,440		American Water Works Co, Inc	9,077,894
108,265		Aqua America, Inc	3,841,242
8,679	*	AquaVenture Holdings Ltd	105,623
4,310		Artesian Resources Corp	175,072
80,726	*	Atlantic Power Corp	197,779
64,532		Atmos Energy Corp	5,629,772
36,644		Avangrid, Inc	1,895,594
35,691		Avista Corp	1,864,498
29,767		Black Hills Corp	1,942,594
11,578	*,e	Cadiz, Inc	153,408
29,493		California Water Service Group	1,238,706
207,162	*	Calpine Corp	3,095,000
244,123		Centerpoint Energy, Inc	7,221,158
9,510		Chesapeake Utilities Corp	766,030
168,545		CMS Energy Corp	8,152,522
6,271		Connecticut Water Service, Inc	388,927
183,836		Consolidated Edison, Inc	15,819,088
6,110		Consolidated Water Co, Inc	75,153
383,382		Dominion Resources, Inc	31,107,615
106,261		DTE Energy Co	11,737,590
415,360		Duke Energy Corp	36,680,442
65,085	*	Dynegy, Inc	810,308
182,128		Edison International	14,561,134
22,298		El Paso Electric Co	1,282,135
107,848		Entergy Corp	9,302,968
190,022		Eversource Energy	11,902,978
560,299		Exelon Corp	22,529,623
256,105		FirstEnergy Corp	8,438,660
5,556		Genie Energy Ltd	31,780
5,796		Global Water Resources, Inc	54,540
131,163		Great Plains Energy, Inc	4,306,081
60,495		Hawaiian Electric Industries, Inc	2,205,648
28,558		Idacorp, Inc	2,628,193
109,723		MDU Resources Group, Inc	3,000,924
21,480		MGE Energy, Inc	1,418,754
10,199		Middlesex Water Co	443,453
45,678		National Fuel Gas Co	2,651,608
48,485		New Jersey Resources Corp	2,155,158
273,512		NextEra Energy, Inc	42,413,506
188,015		NiSource, Inc	4,957,956
202

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY	VALUE

16,216		Northwest Natural Gas Co	$1,075,932
28,805		NorthWestern Corp	1,707,560
174,430		NRG Energy, Inc	4,360,750
19,670		NRG Yield, Inc (Class A)	360,944
36,144		NRG Yield, Inc (Class C)	672,278
112,558		OGE Energy Corp	4,146,637
29,026		ONE Gas, Inc	2,234,421
24,589		Ormat Technologies, Inc	1,596,564
21,807		Otter Tail Corp	1,002,032
40,021		Pattern Energy Group, Inc	923,284
297,880		PG&E Corp	17,208,528
61,782		Pinnacle West Capital Corp	5,418,899
42,794		PNM Resources, Inc	1,857,260
48,233		Portland General Electric Co	2,302,643
404,540		PPL Corp	15,194,522
294,163		Public Service Enterprise Group, Inc	14,472,820
8,960	*	Pure Cycle Corp	68,096
3,770		RGC Resources, Inc	109,669
76,693		SCANA Corp	3,308,536
147,119		Sempra Energy	17,286,483
9,091		SJW Corp	539,187
43,304		South Jersey Industries, Inc	1,471,037
582,610		Southern Co	30,412,242
26,292		Southwest Gas Corp	2,166,198
7,359	e	Spark Energy, Inc	103,026
26,210		Spire, Inc	2,069,280
53,134	*	TerraForm Global, Inc	259,028
97,553		UGI Corp	4,668,887
12,359		Unitil Corp	642,668
46,141		Vectren Corp	3,144,048
141,140		Vistra Energy Corp	2,743,762
20,174	*,e	Vivint Solar, Inc	75,653
186,518		WEC Energy Group, Inc	12,569,448
84,886		Westar Energy, Inc	4,539,703
31,500		WGL Holdings, Inc	2,699,550
300,102		Xcel Energy, Inc	14,861,051
7,260		York Water Co	255,552
		TOTAL UTILITIES	497,961,608

		TOTAL COMMON STOCKS	15,581,490,531
		(Cost $9,699,451,750)

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
267	m	Emergent Capital, Inc	0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
1,296	†,m	Forest Laboratories, Inc CVR	1,231
1,988	†,m	Omthera Pharmaceuticals, Inc	1,193
4,598	*,m	Tobira Therapeutics, Inc	276
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	2,700
203

TIAA-CREF FUNDS - Equity Index Fund

SHARES		COMPANY			VALUE

SOFTWARE & SERVICES - 0.0%
3,514	†,m	Gerber Scientific, Inc			$0
		TOTAL SOFTWARE & SERVICES			0

		TOTAL RIGHTS / WARRANTS			2,700
		(Cost $364)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 0.3%
$42,700,000		Federal Home Loan Bank (FHLB)	0.850%	11/01/17	42,700,000
		TOTAL GOVERNMENT AGENCY DEBT			42,700,000

TREASURY DEBT - 0.0%
2,950,000		United States Treasury Bill	0.961	12/07/17	2,947,105
		TOTAL TREASURY DEBT			2,947,105

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
200,905,673	c	State Street Navigator Securities Lending Government Money Market Portfolio			200,905,673
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			200,905,673

		TOTAL SHORT-TERM INVESTMENTS			246,552,778
		(Cost $246,552,839)
		TOTAL INVESTMENTS - 101.3%			15,828,046,009
		(Cost $9,946,004,953)
		OTHER ASSETS & LIABILITIES, NET - (1.3)%			(199,219,288)
		NET ASSETS - 100.0%			$15,628,826,721

Abbreviation(s):
CVR Contingent Value Rights
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $194,873,093.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	53	12/15/17	$3,986,142	$3,982,155	$(3,987)
S&P 500 E Mini Index	233	12/15/17	29,915,636	29,971,955	56,319
S&P Mid-Cap 400 E-Mini Index	22	12/15/17	4,021,272	4,034,580	13,308
Total	308		$37,923,050	$37,988,690	$65,640

204

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

TIAA-CREF FUNDS

LARGE-CAP GROWTH INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 0.8%
9,643		BorgWarner, Inc	$508,379
117,096		Delphi Automotive plc	11,637,001
78,579		Gentex Corp	1,525,218
55,545	e	Harley-Davidson, Inc	2,629,500
24,455		Lear Corp	4,294,054
56,805	*	Tesla, Inc	18,832,562
21,550		Thor Industries, Inc	2,935,541
13,735	*	Visteon Corp	1,731,159
		TOTAL AUTOMOBILES & COMPONENTS	44,093,414

BANKS - 0.3%
24,642		Bank of the Ozarks, Inc	1,148,810
3,635		East West Bancorp, Inc	217,518
54,621		First Republic Bank	5,320,085
9,694		Pinnacle Financial Partners, Inc	641,743
14,067	*	Signature Bank	1,828,851
17,026	*	SVB Financial Group	3,733,461
23,972	*	Western Alliance Bancorp	1,337,638
		TOTAL BANKS	14,228,106

CAPITAL GOODS - 8.6%
254,168		3M Co	58,506,932
62,626		A.O. Smith Corp	3,707,459
12,532		Acuity Brands, Inc	2,095,350
3,175		Air Lease Corp	137,954
41,584		Allegion plc	3,467,690
58,799		Allison Transmission Holdings, Inc	2,498,370
16,242		Ametek, Inc	1,096,173
19,447	*	Armstrong World Industries, Inc	993,742
243,611		Boeing Co	62,846,766
41,197		BWX Technologies, Inc	2,468,524
225,179		Caterpillar, Inc	30,579,308
22,257		Cummins, Inc	3,936,818
139,155		Deere & Co	18,490,916
53,258		Donaldson Co, Inc	2,514,310
7,165		Dover Corp	684,186
39,798		Emerson Electric Co	2,565,379
51,898		Equifax, Inc	5,632,490
125,892		Fastenal Co	5,913,147
121,331		Fortive Corp	8,767,378
62,392		Fortune Brands Home & Security, Inc	4,121,616
19,564	*	Gardner Denver Holdings, Inc	564,421
46,514		General Dynamics Corp	9,441,412
659,343		General Electric Co	13,292,355
205

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

24,150		Graco, Inc	$3,182,728
88,023	*	HD Supply Holdings, Inc	3,115,134
10,865		HEICO Corp	985,238
21,323		HEICO Corp (Class A)	1,622,680
26,068		Hexcel Corp	1,582,067
194,459		Honeywell International, Inc	28,033,209
15,200		Hubbell, Inc	1,912,464
16,343		Huntington Ingalls	3,805,141
31,082		IDEX Corp	3,985,023
133,648		Illinois Tool Works, Inc	20,918,585
55,841		Ingersoll-Rand plc	4,947,513
15,501		Lennox International, Inc	2,962,706
25,553		Lincoln Electric Holdings, Inc	2,342,444
98,699		Lockheed Martin Corp	30,415,084
89,896		Masco Corp	3,579,659
24,662	*	Middleby Corp	2,858,326
7,825		MSC Industrial Direct Co (Class A)	648,692
25,243		Nordson Corp	3,198,036
70,783		Northrop Grumman Corp	20,918,500
49,849		Parker-Hannifin Corp	9,102,926
16,613	*	Quanta Services, Inc	626,808
47,262		Raytheon Co	8,516,612
56,169		Rockwell Automation, Inc	11,279,859
70,877		Rockwell Collins, Inc	9,610,921
41,571		Roper Industries, Inc	10,732,385
37,475	*	Sensata Technologies Holding BV	1,832,902
3,248		Snap-On, Inc	512,469
6,784		Stanley Works	1,095,955
45,924		Toro Co	2,886,323
21,129		TransDigm Group, Inc	5,863,298
36,978	*	United Rentals, Inc	5,231,647
45,843	*	Univar, Inc	1,363,829
21,257		W.W. Grainger, Inc	4,202,509
22,152	*	WABCO Holdings, Inc	3,268,971
12,123		Wabtec Corp	927,410
13,277		Watsco, Inc	2,211,550
56,142	*	Welbilt, Inc	1,238,493
40,834		Xylem, Inc	2,716,685
		TOTAL CAPITAL GOODS	468,557,477

COMMERCIAL & PROFESSIONAL SERVICES - 0.8%
37,550		Cintas Corp	5,596,452
16,265	*	Clean Harbors, Inc	870,340
86,658	*	Copart, Inc	3,144,819
6,549		Dun & Bradstreet Corp	765,120
95,432	*	IHS Markit Ltd	4,066,358
59,525		KAR Auction Services, Inc	2,817,318
53,880		Robert Half International, Inc	2,789,368
41,664		Rollins, Inc	1,829,466
65,333	*	TransUnion	3,429,329
66,345	*	Verisk Analytics, Inc	5,642,642
159,261		Waste Management, Inc	13,086,476
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	44,037,688
206

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

CONSUMER DURABLES & APPAREL - 1.4%
31,664		Brunswick Corp	$1,603,782
20,405		Carter’s, Inc	1,973,776
81,687		DR Horton, Inc	3,611,382
158,015	e	Hanesbrands, Inc	3,555,337
37,541		Hasbro, Inc	3,475,921
47,520		Leggett & Platt, Inc	2,245,795
42,412	*	Lululemon Athletica, Inc	2,608,762
28,972	e	Mattel, Inc	409,085
4,578	*	Michael Kors Holdings Ltd	223,452
1,627	*	Mohawk Industries, Inc	425,884
579,661		Nike, Inc (Class B)	31,875,559
1,452	*	NVR, Inc	4,764,549
25,711	e	Polaris Industries, Inc	3,044,954
17,701		Pool Corp	2,137,927
34,995		Pulte Homes, Inc	1,057,899
24,557	*	Skechers U.S.A., Inc (Class A)	783,859
20,327		Tapestry, Inc	832,391
8,185	*	Tempur Sealy International, Inc	535,053
30,992		Toll Brothers, Inc	1,426,872
22,266		Tupperware Corp	1,308,128
59,968	*,e	Under Armour, Inc	691,431
58,270	*,e	Under Armour, Inc (Class A)	729,540
105,216		VF Corp	7,328,294
2,399		Whirlpool Corp	393,268
		TOTAL CONSUMER DURABLES & APPAREL	77,042,900

CONSUMER SERVICES - 3.5%
44,691		ARAMARK Holdings Corp	1,952,550
22,057	*	Bright Horizons Family Solutions	1,903,519
11,037	*	Chipotle Mexican Grill, Inc (Class A)	3,000,960
14,632		Choice Hotels International, Inc	1,020,582
54,256		Darden Restaurants, Inc	4,463,641
20,850		Domino’s Pizza, Inc	3,815,550
39,492		Dunkin Brands Group, Inc	2,332,792
46,419		Extended Stay America, Inc	920,025
14,258		H&R Block, Inc	352,743
30,540	*	Hilton Grand Vacations, Inc	1,250,918
84,679		Hilton Worldwide Holdings, Inc	6,120,598
157,888		Las Vegas Sands Corp	10,006,941
138,295		Marriott International, Inc (Class A)	16,523,487
357,690		McDonald’s Corp	59,702,038
15,638		MGM Resorts International	490,251
79,008		Service Corp International	2,801,624
59,103	*	ServiceMaster Global Holdings, Inc	2,784,342
29,053		Six Flags Entertainment Corp	1,824,238
618,056		Starbucks Corp	33,894,191
17,313		Vail Resorts, Inc	3,965,023
79,995		Wendy’s	1,216,724
44,475		Wyndham Worldwide Corp	4,752,154
207

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

34,887		Wynn Resorts Ltd	$5,145,484
139,767	*	Yum China Holdings, Inc	5,639,599
152,753		Yum! Brands, Inc	11,372,461
		TOTAL CONSUMER SERVICES	187,252,435

DIVERSIFIED FINANCIALS - 2.1%
58,721		Ameriprise Financial, Inc	9,192,185
28,181		BGC Partners, Inc (Class A)	427,506
13,397		Capital One Financial Corp	1,234,935
48,368		CBOE Holdings, Inc	5,468,486
412,102		Charles Schwab Corp	18,478,654
4,414	*,e	Credit Acceptance Corp	1,265,626
47,408		Eaton Vance Corp	2,392,682
17,048		Factset Research Systems, Inc	3,236,904
12,320		Federated Investors, Inc (Class B)	382,782
121,617		IntercontinentalExchange Group, Inc	8,038,884
26,135		Invesco Ltd	935,372
73,679		iShares Russell 1000 Growth Index Fund	9,575,323
46,970		Lazard Ltd (Class A)	2,232,954
9,077		Legg Mason, Inc	346,560
33,900		Leucadia National Corp	857,670
38,594		LPL Financial Holdings, Inc	1,914,648
15,949		MarketAxess Holdings, Inc	2,775,126
73,072		Moody’s Corp	10,406,184
7,796		Morningstar, Inc	664,297
38,813		MSCI, Inc (Class A)	4,555,094
14,368		Raymond James Financial, Inc	1,218,119
112,841		S&P Global, Inc	17,656,231
57,853		SEI Investments Co	3,732,097
8,532		State Street Corp	784,944
15,880		T Rowe Price Group, Inc	1,475,252
98,468		TD Ameritrade Holding Corp	4,922,415
4,389		Voya Financial, Inc	176,262
		TOTAL DIVERSIFIED FINANCIALS	114,347,192

ENERGY - 0.9%
49,924	*	Antero Resources Corp	968,526
9,294		Apache Corp	384,493
141,278		Cabot Oil & Gas Corp	3,913,401
58,574	*	Cheniere Energy, Inc	2,737,749
27,410	*,e	Chesapeake Energy Corp	106,899
38,016		Cimarex Energy Co	4,445,211
16,675	*	Continental Resources, Inc	678,839
17,342		Devon Energy Corp	639,920
9,542	*	Diamondback Energy, Inc	1,022,521
24,275		EOG Resources, Inc	2,424,344
6,967	*	Gulfport Energy Corp	95,448
256,098		Halliburton Co	10,945,628
72,508	*	Laredo Petroleum Holdings, Inc	864,295
87,406	*	Newfield Exploration Co	2,691,231
165,098		Oneok, Inc	8,959,868
66,779	*	Parsley Energy, Inc	1,776,321
208

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

38,511	*	Rice Energy, Inc	$1,091,787
24,676	e	RPC, Inc	599,873
29,104	*	RSP Permian, Inc	1,001,469
52,578		Williams Cos, Inc	1,498,473
		TOTAL ENERGY	46,846,296

FOOD & STAPLES RETAILING - 0.4%
211,544		Kroger Co	4,378,961
227,173	*,e	Rite Aid Corp	374,835
58,202	*	Sprouts Farmers Market, Inc	1,076,155
215,365		Sysco Corp	11,978,601
75,439		Walgreens Boots Alliance, Inc	4,999,343
		TOTAL FOOD & STAPLES RETAILING	22,807,895

FOOD, BEVERAGE & TOBACCO - 5.1%
846,497		Altria Group, Inc	54,362,037
41,101	*	Blue Buffalo Pet Products, Inc	1,189,052
22,411		Brown-Forman Corp	1,284,823
72,327		Brown-Forman Corp (Class B)	4,124,086
50,912		Campbell Soup Co	2,411,701
1,259,866		Coca-Cola Co	57,928,639
70,767		Constellation Brands, Inc (Class A)	15,504,342
190,822		Costco Wholesale Corp	30,737,608
78,831		Dr Pepper Snapple Group, Inc	6,752,663
179,459		General Mills, Inc	9,317,511
54,443		Hershey Co	5,780,758
99,987		Kellogg Co	6,252,187
15,276		Lamb Weston Holdings, Inc	778,923
52,312		McCormick & Co, Inc	5,206,613
180,801	*	Monster Beverage Corp	10,473,802
544,760		PepsiCo, Inc	60,048,895
60,971		Philip Morris International, Inc	6,380,005
20,592	*	Pilgrim’s Pride Corp	654,414
7,228	*	TreeHouse Foods, Inc	479,795
		TOTAL FOOD, BEVERAGE & TOBACCO	279,667,854

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
17,952	*	Abiomed, Inc	3,463,300
45,643		Aetna Inc	7,760,679
34,672	*	Align Technology, Inc	8,285,915
69,396		AmerisourceBergen Corp	5,340,022
17,157	*	athenahealth, Inc	2,194,037
31,735		Bard (C.R.), Inc	10,379,566
20,280		Baxter International, Inc	1,307,452
97,775		Becton Dickinson & Co	20,402,709
598,599	*	Boston Scientific Corp	16,844,576
9,610	*	Centene Corp	900,169
125,816	*	Cerner Corp	8,495,096
95,313		Cigna Corp	18,797,630
16,423		Cooper Cos, Inc	3,945,790
37,585	*,e	DexCom, Inc	1,690,197
209

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

91,324	*	Edwards Lifesciences Corp	$9,336,053
16,991	*	Express Scripts Holding Co	1,041,378
9,374	*	HCA Holdings, Inc	709,143
68,476	*	Henry Schein, Inc	5,382,214
27,028		Hill-Rom Holdings, Inc	2,181,430
68,401	*	Hologic, Inc	2,588,978
59,299		Humana, Inc	15,142,000
38,099	*	IDEXX Laboratories, Inc	6,330,911
47,942	*	Intuitive Surgical, Inc	17,995,509
3,317	*	LifePoint Hospitals, Inc	159,714
9,526		McKesson Corp	1,313,445
44,266		Medtronic plc	3,564,298
4,333		Patterson Cos, Inc	160,321
7,501	*	Premier, Inc	245,058
60,747		Resmed, Inc	5,113,682
148,762		Stryker Corp	23,038,771
3,158		Teleflex, Inc	748,383
419,592		UnitedHealth Group, Inc	88,206,630
40,359	*	Varian Medical Systems, Inc	4,205,004
47,474	*	Veeva Systems, Inc	2,893,066
17,987	*	WellCare Health Plans, Inc	3,556,749
32,011		West Pharmaceutical Services, Inc	3,245,915
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	306,965,790

HOUSEHOLD & PERSONAL PRODUCTS - 0.9%
108,954		Church & Dwight Co, Inc	4,921,452
47,844		Clorox Co	6,053,701
59,348		Colgate-Palmolive Co	4,181,067
26,475		Energizer Holdings, Inc	1,138,160
95,229		Estee Lauder Cos (Class A)	10,647,555
30,061	*,e	Herbalife Ltd	2,183,030
132,538		Kimberly-Clark Corp	14,911,850
6,438		Nu Skin Enterprises, Inc (Class A)	409,521
56,984		Procter & Gamble Co	4,919,999
10,438	e	Spectrum Brands, Inc	1,147,345
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	50,513,680

INSURANCE - 1.1%
43,618		Allstate Corp	4,093,985
47,762		American International Group, Inc	3,085,903
114,302		Aon plc	16,394,336
7,465	*	Arch Capital Group Ltd	743,813
53,028		Arthur J. Gallagher & Co	3,358,263
8,749		Aspen Insurance Holdings Ltd	375,332
5,123		Assurant, Inc	515,630
7,975		Erie Indemnity Co (Class A)	963,380
225,031		Marsh & McLennan Cos, Inc	18,211,759
253,440		Progressive Corp	12,329,856
1,240		RenaissanceRe Holdings Ltd	171,566
34,936		XL Group Ltd	1,413,860
		TOTAL INSURANCE	61,657,683
210

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

MATERIALS - 3.8%
9,055		Albemarle Corp	$1,275,759
6,492		Aptargroup, Inc	565,258
4,043		Ardagh Group S.A.	86,682
36,406		Avery Dennison Corp	3,865,225
92,498	*	Axalta Coating Systems Ltd	3,075,558
83,375		Ball Corp	3,579,289
56,605	*	Berry Plastics Group, Inc	3,365,167
35,845		Celanese Corp (Series A)	3,738,992
81,113		Chemours Co	4,591,807
40,062	*	Crown Holdings, Inc	2,410,531
488,183		DowDuPont, Inc	35,300,513
20,695		Eagle Materials, Inc	2,184,771
112,723		Ecolab, Inc	14,728,387
58,404		FMC Corp	5,423,395
117,966	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	1,649,165
95,081		Graphic Packaging Holding Co	1,472,805
42,754		Huntsman Corp	1,368,983
34,519		International Flavors & Fragrances, Inc	5,088,791
163,708		International Paper Co	9,375,557
61,867		LyondellBasell Industries AF S.C.A	6,405,091
24,616		Martin Marietta Materials, Inc	5,337,980
191,797		Monsanto Co	23,226,617
2,968		NewMarket Corp	1,188,358
56,485	*	Owens-Illinois, Inc	1,349,427
40,889		Packaging Corp of America	4,754,164
44,182	*	Platform Specialty Products Corp	472,747
104,241		PPG Industries, Inc	12,116,974
109,340		Praxair, Inc	15,976,761
10,652		Royal Gold, Inc	895,940
51,865		RPM International, Inc	2,765,960
17,797		Scotts Miracle-Gro Co (Class A)	1,772,937
43,431		Sealed Air Corp	1,920,953
35,709		Sherwin-Williams Co	14,110,411
32,440		Silgan Holdings, Inc	948,870
31,953	e	Southern Copper Corp (NY)	1,372,381
13,607		Steel Dynamics, Inc	506,316
53,420		Vulcan Materials Co	6,503,885
7,823		Westlake Chemical Corp	664,251
29,647		WR Grace & Co	2,267,699
		TOTAL MATERIALS	207,704,357

MEDIA - 3.1%
23,806	*	AMC Networks, Inc	1,211,249
2,068		Cable One, Inc	1,467,887
155,702		CBS Corp (Class B)	8,737,996
56,203	*	Charter Communications, Inc	18,781,357
1,905,870		Comcast Corp (Class A)	68,668,496
73,994	*	DISH Network Corp (Class A)	3,591,669
146,618		Interpublic Group of Cos, Inc	2,822,397
14,991	*	Lions Gate Entertainment Corp (Class A)	435,039
29,124	*	Lions Gate Entertainment Corp (Class B)	805,570
211

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

58,444	*	Live Nation, Inc	$2,558,678
673	*	Madison Square Garden Co	149,870
100,679		Omnicom Group, Inc	6,764,622
14,825		Regal Entertainment Group (Class A)	242,389
20,883		Scripps Networks Interactive (Class A)	1,739,136
604,144	e	Sirius XM Holdings, Inc	3,286,543
22,079		Twenty-First Century Fox, Inc	577,366
9,262		Twenty-First Century Fox, Inc (Class B)	235,718
467,841		Walt Disney Co	45,759,528
		TOTAL MEDIA	167,835,510

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 7.5%
696,639		AbbVie, Inc	62,871,670
42,738	*	Acadia Pharmaceuticals, Inc	1,488,565
34,172		Agilent Technologies, Inc	2,324,721
16,816	*	Agios Pharmaceuticals, Inc	1,080,764
37,161	*	Akorn, Inc	1,210,334
76,870	*	Alexion Pharmaceuticals, Inc	9,198,264
66,447	*	Alkermes plc	3,239,956
30,361	*	Alnylam Pharmaceuticals, Inc	3,699,184
92,777		Amgen, Inc	16,256,386
87,248	*	Biogen Idec, Inc	27,191,712
76,224	*	BioMarin Pharmaceutical, Inc	6,257,228
16,153		Bio-Techne Corp	2,116,366
47,705	*	Bioverativ, Inc	2,695,332
354,587		Bristol-Myers Squibb Co	21,863,834
16,972		Bruker BioSciences Corp	532,921
338,838	*	Celgene Corp	34,212,473
20,492	*	Charles River Laboratories International, Inc	2,383,015
427,529		Eli Lilly & Co	35,031,726
127,058	*	Exelixis, Inc	3,149,768
407,924		Gilead Sciences, Inc	30,577,983
63,694	*	Illumina, Inc	13,069,372
73,568	*	Incyte Corp	8,331,576
8,197	*,e	Intercept Pharmaceuticals, Inc	505,181
19,841	*,e	Intrexon Corp	324,400
54,332	*	Ionis Pharmaceuticals, Inc	3,102,900
180,530		Johnson & Johnson	25,167,687
66,217		Merck & Co, Inc	3,647,895
11,068	*	Mettler-Toledo International, Inc	7,555,349
38,432	*	Neurocrine Biosciences, Inc	2,387,012
16,115	*,e	Opko Health, Inc	108,454
9,432		PerkinElmer, Inc	682,122
33,097	*	QIAGEN NV	1,120,664
36,143	*	Quintiles Transnational Holdings, Inc	3,907,058
34,246	*	Regeneron Pharmaceuticals, Inc	13,788,125
41,861	*	Seattle Genetics, Inc	2,566,498
16,345	*	TESARO, Inc	1,892,261
78,629		Thermo Fisher Scientific, Inc	15,240,659
110,046	*	Vertex Pharmaceuticals, Inc	16,092,027
33,360	*	Waters Corp	6,540,228
214,923		Zoetis, Inc	13,716,386
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	407,128,056
212

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 2.5%
184,738		American Tower Corp	$26,541,308
10,059		Boston Properties, Inc	1,218,950
56,213	*	CBRE Group, Inc	2,210,295
14,819		Coresite Realty	1,641,204
175,837		Crown Castle International Corp	18,828,626
52,541		CubeSmart	1,430,166
33,425		CyrusOne, Inc	2,051,961
67,870		Digital Realty Trust, Inc	8,038,523
50,489		Douglas Emmett, Inc	2,008,957
34,101		Equinix, Inc	15,805,813
35,336		Equity Lifestyle Properties, Inc	3,126,529
44,844		Extra Space Storage, Inc	3,658,822
12,022		Federal Realty Investment Trust	1,448,891
27,924		Gaming and Leisure Properties, Inc	1,020,343
8,102		Hudson Pacific Properties	274,010
99,042		Iron Mountain, Inc	3,961,680
32,166		Lamar Advertising Co	2,265,773
9,650		Outfront Media, Inc	226,293
64,757		Public Storage, Inc	13,420,888
52,550	*	SBA Communications Corp	8,259,809
123,569		Simon Property Group, Inc	19,193,973
3,857		Tanger Factory Outlet Centers, Inc	87,747
13,013		Taubman Centers, Inc	614,474
		TOTAL REAL ESTATE	137,335,035

RETAILING - 8.8%
8,511		Advance Auto Parts, Inc	695,689
174,050	*	Amazon.com, Inc	192,373,984
10,432	*	AutoZone, Inc	6,149,664
17,387	*	Burlington Stores, Inc	1,632,465
79,817	*	Carmax, Inc	5,994,257
29,545		Dick’s Sporting Goods, Inc	722,966
45,975		Dollar General Corp	3,716,619
95,343	*	Dollar Tree, Inc	8,700,049
52,997		Expedia, Inc	6,606,606
10,337	*	Floor & Decor Holdings, Inc	389,705
4,690		Foot Locker, Inc	141,075
6,227		Gap, Inc	161,840
23,354		Genuine Parts Co	2,060,523
526,576		Home Depot, Inc	87,295,769
17,372		L Brands, Inc	747,691
4,145	*	Liberty Expedia Holdings, Inc	191,085
101,655	*	Liberty Interactive Corp	2,309,602
18,947	*	LKQ Corp	714,112
369,692		Lowe’s Companies, Inc	29,556,876
39,860	*	Michaels Cos, Inc	774,081
179,445	*	NetFlix, Inc	35,248,381
51,181		Nordstrom, Inc	2,029,327
37,764	*	O’Reilly Automotive, Inc	7,966,316
213

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

21,517	*	Priceline.com, Inc	$41,139,643
167,774		Ross Stores, Inc	10,651,971
21,107	*	Sally Beauty Holdings, Inc	365,362
282,025		TJX Companies, Inc	19,685,345
56,170		Tractor Supply Co	3,384,804
22,605	*,e	TripAdvisor, Inc	847,688
25,798	*	Ulta Beauty, Inc	5,205,778
16,712	*,e	Wayfair, Inc	1,168,169
7,057	e	Williams-Sonoma, Inc	364,141
		TOTAL RETAILING	478,991,583

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.2%
360,434	*	Advanced Micro Devices, Inc	3,959,368
160,046		Analog Devices, Inc	14,612,200
472,314		Applied Materials, Inc	26,652,679
177,164		Broadcom Ltd	46,755,351
28,597	*	Cavium, Inc	1,972,907
13,905		Cypress Semiconductor Corp	220,533
68,310		Kla-Tencor Corp	7,438,276
70,486		Lam Research Corp	14,701,265
122,493		Maxim Integrated Products, Inc	6,435,782
99,433		Microchip Technology, Inc	9,426,248
355,139	*	Micron Technology, Inc	15,736,209
40,471	*	Microsemi Corp	2,159,937
249,153		NVIDIA Corp	51,527,332
84,801	*	NXP Semiconductors NV	9,925,957
172,072	*	ON Semiconductor Corp	3,668,575
28,725	*	Qorvo, Inc	2,177,642
80,546		Skyworks Solutions, Inc	9,170,968
80,983		Teradyne, Inc	3,473,361
437,546		Texas Instruments, Inc	42,306,323
4,754		Versum Materials, Inc	200,048
102,891		Xilinx, Inc	7,582,038
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	280,102,999

SOFTWARE & SERVICES - 25.5%
271,848		Accenture plc	38,700,281
323,647		Activision Blizzard, Inc	21,195,642
216,222	*	Adobe Systems, Inc	37,873,446
21,046		Alliance Data Systems Corp	4,708,622
130,408	*	Alphabet, Inc (Class A)	134,716,680
132,472	*	Alphabet, Inc (Class C)	134,676,334
37,275	*	Ansys, Inc	5,095,865
31,942	*	Atlassian Corp plc	1,545,035
73,989	*	Autodesk, Inc	9,245,665
196,380		Automatic Data Processing, Inc	22,831,139
47,249	*	Black Knight, Inc	2,142,742
59,943		Booz Allen Hamilton Holding Co	2,265,246
51,006		Broadridge Financial Solutions, Inc	4,382,435
120,907	*	Cadence Design Systems, Inc	5,218,346
58,875		CDK Global, Inc	3,742,095
66,032	*	Citrix Systems, Inc	5,454,904
214

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

256,651		Cognizant Technology Solutions Corp (Class A)	$19,420,781
15,209	*	CoStar Group, Inc	4,498,062
70,683		CSRA, Inc	2,261,149
89,646	*	Dell Technologies, Inc-VMware Inc	7,419,999
3,396		DST Systems, Inc	199,074
123,849		DXC Technology Co	11,334,660
131,121	*	Electronic Arts, Inc	15,682,072
21,604	*	Euronet Worldwide, Inc	2,087,811
1,022,493	*	Facebook, Inc	184,110,090
82,098		Fidelity National Information Services, Inc	7,615,410
21,847	*	First American Corp	1,024,624
198,041	*	First Data Corp	3,527,110
92,677	*	Fiserv, Inc	11,995,184
39,996	*	FleetCor Technologies, Inc	6,610,139
63,937	*	Fortinet, Inc	2,519,757
38,591	*	Gartner, Inc	4,835,838
62,630		Genpact Ltd	1,907,083
66,342		Global Payments, Inc	6,896,251
50,430	*	GoDaddy, Inc	2,355,081
12,770	*	Guidewire Software, Inc	1,021,345
30,477	*	IAC/InterActiveCorp	3,933,057
258,829		International Business Machines Corp	39,875,196
106,392		Intuit, Inc	16,067,320
33,443		Jack Henry & Associates, Inc	3,683,078
14,075		LogMeIn, Inc	1,703,779
29,767	*	Manhattan Associates, Inc	1,246,047
412,844		MasterCard, Inc (Class A)	61,418,802
16,382	*,e	Match Group, Inc	438,055
3,285,561		Microsoft Corp	273,292,964
102,568		Oracle Corp	5,220,711
99,925	*,e	Pandora Media, Inc	730,452
140,774		Paychex, Inc	8,979,973
495,608	*	PayPal Holdings, Inc	35,961,316
49,530	*	PTC, Inc	3,291,268
77,429	*	Red Hat, Inc	9,355,746
69,266		Sabre Corp	1,354,843
295,779	*	salesforce.com, Inc	30,270,023
73,064	*	ServiceNow, Inc	9,233,098
60,128	*	Splunk, Inc	4,046,614
105,963	*	Square, Inc	3,940,764
68,829		SS&C Technologies Holdings, Inc	2,766,926
268,942		Symantec Corp	8,740,615
5,053	*	Synopsys, Inc	437,186
26,040	*	Tableau Software, Inc	2,111,584
45,570	*	Take-Two Interactive Software, Inc	5,042,320
79,279		Total System Services, Inc	5,712,052
18,068	*	Twitter, Inc	372,562
14,980	*	Tyler Technologies, Inc	2,655,804
12,361	*	Ultimate Software Group, Inc	2,504,215
70,007	*	Vantiv, Inc	4,900,490
37,638	*	VeriSign, Inc	4,046,838
809,666		Visa, Inc (Class A)	89,047,067
215

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY	VALUE

31,292	*,e	VMware, Inc (Class A)	$3,745,339
203,657		Western Union Co	4,044,628
13,511	*	WEX, Inc	1,669,824
56,990	*	Workday, Inc	6,325,320
16,199	*	Zillow Group, Inc	669,181
31,710	*,e	Zillow Group, Inc (Class C)	1,308,989
		TOTAL SOFTWARE & SERVICES	1,391,260,043

TECHNOLOGY HARDWARE & EQUIPMENT - 8.3%
130,418		Amphenol Corp (Class A)	11,346,366
2,285,470		Apple, Inc	386,335,849
23,196	*	Arista Networks, Inc	4,636,648
66,976		CDW Corp	4,688,320
36,175		Cognex Corp	4,454,951
10,644	*	Coherent, Inc	2,796,285
41,732	*	CommScope Holding Co, Inc	1,341,266
22,463		Corning, Inc	703,317
27,736	*	F5 Networks, Inc	3,363,545
31,512		Flir Systems, Inc	1,475,392
13,829		Harris Corp	1,926,656
15,711	*	IPG Photonics Corp	3,345,029
6,955		Motorola, Inc	629,706
36,174		National Instruments Corp	1,627,830
51,698	*	NCR Corp	1,658,989
101,518		NetApp, Inc	4,509,430
38,853	*	Palo Alto Networks, Inc	5,719,162
86,055	*	Trimble Navigation Ltd	3,517,928
18,236		Universal Display Corp	2,671,574
18,005		Western Digital Corp	1,607,306
22,765	*	Zebra Technologies Corp (Class A)	2,640,512
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	450,996,061

TELECOMMUNICATION SERVICES - 0.9%
79,024	*	T-Mobile US, Inc	4,723,265
895,331		Verizon Communications, Inc	42,859,495
81,267	*	Zayo Group Holdings, Inc	2,930,488
		TOTAL TELECOMMUNICATION SERVICES	50,513,248

TRANSPORTATION - 2.8%
43,131		Alaska Air Group, Inc	2,847,940
83,499		American Airlines Group, Inc	3,909,423
61,026		CH Robinson Worldwide, Inc	4,792,372
1,196		Copa Holdings S.A. (Class A)	147,335
342,099		CSX Corp	17,252,052
55,368		Expeditors International of Washington, Inc	3,232,384
108,315		FedEx Corp	24,458,610
37,972		J.B. Hunt Transport Services, Inc	4,039,841
18,289		Landstar System, Inc	1,806,039
16,691		Old Dominion Freight Line	2,021,781
245,513		Southwest Airlines Co	13,223,330
320,570		Union Pacific Corp	37,118,800
302,484		United Parcel Service, Inc (Class B)	35,550,945
216

TIAA-CREF FUNDS - Large-Cap Growth Index Fund

SHARES		COMPANY			VALUE

37,479	*	XPO Logistics, Inc			$2,599,169
		TOTAL TRANSPORTATION			153,000,021

UTILITIES - 0.0%
26,650		NRG Energy, Inc			666,250
		TOTAL UTILITIES			666,250

		TOTAL COMMON STOCKS			5,443,551,573
		(Cost $3,694,418,702)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.6%

GOVERNMENT AGENCY DEBT - 0.1%
$5,300,000		Federal Home Loan Bank (FHLB)	0.700%	11/01/17	5,300,000
		TOTAL GOVERNMENT AGENCY DEBT			5,300,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.5%
27,932,087	c	State Street Navigator Securities Lending Government Money Market Portfolio			27,932,087
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			27,932,087

		TOTAL SHORT-TERM INVESTMENTS			33,232,087
		(Cost $33,232,087)
		TOTAL INVESTMENTS - 100.5% (Cost $3,727,650,789)			5,476,783,660
		OTHER ASSETS & LIABILITIES, NET - (0.5)%			(27,910,591)
		NET ASSETS - 100.0%			$5,448,873,069

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $26,686,863.
217

TIAA-CREF FUNDS - Large-Cap Value Index Fund

TIAA-CREF FUNDS

LARGE-CAP VALUE INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.9%

AUTOMOBILES & COMPONENTS - 1.2%
48,815		Adient plc	$4,118,033
102,358		BorgWarner, Inc	5,396,314
2,073,046		Ford Motor Co	25,436,274
703,524		General Motors Co	30,237,462
53,769		Gentex Corp	1,043,656
132,701		Goodyear Tire & Rubber Co	4,059,324
25,808		Harley-Davidson, Inc	1,221,751
6,337		Lear Corp	1,112,714
		TOTAL AUTOMOBILES & COMPONENTS	72,625,528

BANKS - 12.7%
82,263		Associated Banc-Corp	2,081,254
5,231,082		Bank of America Corp	143,279,336
22,974		Bank of Hawaii Corp	1,874,908
33,213		Bank of the Ozarks, Inc	1,548,390
55,958		BankUnited	1,950,136
431,358		BB&T Corp	21,240,068
13,031		BOK Financial Corp	1,126,791
70,900		CIT Group, Inc	3,305,358
1,446,758		Citigroup, Inc	106,336,713
266,333		Citizens Financial Group, Inc	10,123,317
93,715		Comerica, Inc	7,363,188
48,073		Commerce Bancshares, Inc	2,795,926
29,936		Cullen/Frost Bankers, Inc	2,948,696
70,815		East West Bancorp, Inc	4,237,570
399,297		Fifth Third Bancorp	11,539,683
28,963		First Hawaiian, Inc	846,878
124,465		First Horizon National Corp	2,336,208
13,922		First Republic Bank	1,356,003
162,114		FNB Corp	2,186,918
574,233		Huntington Bancshares, Inc	7,924,416
1,877,096		JPMorgan Chase & Co	188,854,628
583,284		Keycorp	10,644,933
76,463		M&T Bank Corp	12,751,735
248,607		New York Community Bancorp, Inc	3,122,504
64,723		PacWest Bancorp	3,127,415
179,246		People’s United Financial, Inc	3,344,730
27,001		Pinnacle Financial Partners, Inc	1,787,466
255,697		PNC Financial Services Group, Inc	34,976,793
54,273		Popular, Inc	1,990,734
36,126		Prosperity Bancshares, Inc	2,376,368
635,655		Regions Financial Corp	9,839,939
10,960	*	Signature Bank	1,424,910
257,016		SunTrust Banks, Inc	15,474,933
218

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

7,433	*	SVB Financial Group	$1,629,908
65,225		Synovus Financial Corp	3,055,791
88,204		TCF Financial Corp	1,607,077
28,690		TFS Financial Corp	442,400
838,433		US Bancorp	45,593,986
49,886		Webster Financial Corp	2,743,231
2,384,507		Wells Fargo & Co	133,866,223
22,625	*	Western Alliance Bancorp	1,262,475
105,831		Zions Bancorporation	4,916,908
		TOTAL BANKS	821,236,844

CAPITAL GOODS - 6.5%
7,135		Acuity Brands, Inc	1,192,972
79,872	*	Aecom Technology Corp	2,800,312
36,049		AGCO Corp	2,471,880
49,017		Air Lease Corp	2,129,789
101,339		Ametek, Inc	6,839,369
207,195		Arconic, Inc	5,204,738
33,451		Carlisle Cos, Inc	3,673,923
26,508		Caterpillar, Inc	3,599,786
43,404	*	Colfax Corp	1,810,381
26,942		Crane Co	2,239,419
55,941		Cummins, Inc	9,894,844
4,556		Donaldson Co, Inc	215,089
73,426		Dover Corp	7,011,449
237,777		Eaton Corp	19,026,916
293,698		Emerson Electric Co	18,931,773
68,504		Flowserve Corp	3,018,971
75,443		Fluor Corp	3,250,839
12,212		Fortive Corp	882,439
5,754		Fortune Brands Home & Security, Inc	380,109
80,324		General Dynamics Corp	16,304,166
3,810,608		General Electric Co	76,821,857
16,397		Hexcel Corp	995,134
168,849		Honeywell International, Inc	24,341,272
10,661		Hubbell, Inc	1,341,367
3,921		Huntington Ingalls	912,926
890		IDEX Corp	114,107
67,600		Ingersoll-Rand plc	5,989,360
47,937		ITT, Inc	2,235,782
63,254		Jacobs Engineering Group, Inc	3,682,015
498,176		Johnson Controls International plc	20,619,505
41,353		L3 Technologies, Inc	7,740,455
1,449		Lennox International, Inc	276,947
13,170		Lockheed Martin Corp	4,058,467
60,777		Masco Corp	2,420,140
13,197		MSC Industrial Direct Co (Class A)	1,094,031
30,264		Orbital ATK, Inc	4,022,994
38,561		Oshkosh Truck Corp	3,530,645
59,102		Owens Corning, Inc	4,887,144
182,372		PACCAR, Inc	13,081,544
9,751		Parker-Hannifin Corp	1,780,630
87,987		Pentair plc	6,199,564
219

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

59,518	*	Quanta Services, Inc	$2,245,614
96,177		Raytheon Co	17,331,095
24,068		Regal-Beloit Corp	1,953,118
2,961		Roper Industries, Inc	764,441
45,522	*	Sensata Technologies Holding BV	2,226,481
26,410		Snap-On, Inc	4,166,970
62,925		Spirit Aerosystems Holdings, Inc (Class A)	5,040,293
73,355		Stanley Works	11,850,500
18,998	*	Teledyne Technologies, Inc	3,228,900
42,277		Terex Corp	1,991,670
141,443		Textron, Inc	7,459,704
37,275		Timken Co	1,757,516
78,283		Trinity Industries, Inc	2,545,763
397,220		United Technologies Corp	47,571,067
42,638	*	USG Corp	1,463,763
11,863		Valmont Industries, Inc	1,885,031
1,670		W.W. Grainger, Inc	330,159
31,501		Wabtec Corp	2,409,827
26,405	*	WESCO International, Inc	1,667,476
43,010		Xylem, Inc	2,861,455
		TOTAL CAPITAL GOODS	417,775,893

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
8,443	*	Clean Harbors, Inc	451,785
11,888		Dun & Bradstreet Corp	1,388,875
89,045	*	IHS Markit Ltd	3,794,207
35,638		Manpower, Inc	4,393,453
190,256		Nielsen NV	7,052,790
99,742		Pitney Bowes, Inc	1,370,455
122,233		Republic Services, Inc	7,953,701
42,882	*	Stericycle, Inc	3,038,190
39,990		Waste Management, Inc	3,285,978
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	32,729,434

CONSUMER DURABLES & APPAREL - 1.1%
8,188		Brunswick Corp	414,722
37,481		CalAtlantic Group, Inc	1,849,312
83,064		DR Horton, Inc	3,672,259
62,721		Garmin Ltd	3,550,636
15,282		Hasbro, Inc	1,414,960
14,073		Leggett & Platt, Inc	665,090
4,848		Lennar Corp (B Shares)	232,462
106,639		Lennar Corp (Class A)	5,936,593
144,898	e	Mattel, Inc	2,045,960
69,638	*	Michael Kors Holdings Ltd	3,399,031
29,940	*	Mohawk Industries, Inc	7,837,094
256,353		Newell Rubbermaid, Inc	10,454,075
107,968		Pulte Homes, Inc	3,263,873
41,325		PVH Corp	5,240,423
29,893		Ralph Lauren Corp	2,673,331
39,175	*	Skechers U.S.A., Inc (Class A)	1,250,466
220

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

123,605		Tapestry, Inc	$5,061,625
14,938	*	Tempur Sealy International, Inc	976,497
43,239		Toll Brothers, Inc	1,990,724
24,945	*,e	Under Armour, Inc	287,616
24,609	*,e	Under Armour, Inc (Class A)	308,105
45,483		VF Corp	3,167,891
35,425		Whirlpool Corp	5,807,220
		TOTAL CONSUMER DURABLES & APPAREL	71,499,965

CONSUMER SERVICES - 0.8%
73,487		ARAMARK Holdings Corp	3,210,647
216,422		Carnival Corp	14,368,257
39,599		Extended Stay America, Inc	784,852
2,314		Graham Holdings Co	1,287,625
94,752		H&R Block, Inc	2,344,165
12,783		Hilton Worldwide Holdings, Inc	923,955
23,050	*	Hyatt Hotels Corp	1,444,313
58,534		International Game Technology plc	1,375,549
249,971		MGM Resorts International	7,836,591
92,904	*	Norwegian Cruise Line Holdings Ltd	5,179,398
91,560		Royal Caribbean Cruises Ltd	11,332,381
26,341	*	Yum China Holdings, Inc	1,062,859
		TOTAL CONSUMER SERVICES	51,150,592

DIVERSIFIED FINANCIALS - 6.4%
29,651		Affiliated Managers Group, Inc	5,529,911
192,539		AGNC Investment Corp	3,875,810
239,190		Ally Financial, Inc	6,250,035
388,044		American Express Co	37,065,963
8,284		Ameriprise Financial, Inc	1,296,777
569,956		Annaly Capital Management, Inc	6,531,696
536,580		Bank of New York Mellon Corp	27,607,041
90,235		BGC Partners, Inc (Class A)	1,368,865
65,678		BlackRock, Inc	30,923,173
239,916		Capital One Financial Corp	22,115,457
129,809		Charles Schwab Corp	5,820,636
100,722		Chimera Investment Corp	1,843,213
178,572		CME Group, Inc	24,494,721
593	*,e	Credit Acceptance Corp	170,031
196,846		Discover Financial Services	13,096,164
147,123	*	E*TRADE Financial Corp	6,413,092
38,029		Federated Investors, Inc (Class B)	1,181,561
176,426		Franklin Resources, Inc	7,432,827
195,326		Goldman Sachs Group, Inc	47,362,648
36,279		Interactive Brokers Group, Inc (Class A)	1,959,792
162,173		IntercontinentalExchange Group, Inc	10,719,635
183,171		Invesco Ltd	6,555,690
226,868		iShares Russell 1000 Value Index Fund	27,085,771
6,589		Lazard Ltd (Class A)	313,241
34,436		Legg Mason, Inc	1,314,766
134,505		Leucadia National Corp	3,402,976
198,872		MFA Mortgage Investments, Inc	1,638,705
221

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

702,534		Morgan Stanley	$35,126,700
27		Morningstar, Inc	2,301
60,597		NASDAQ OMX Group, Inc	4,402,372
146,566		Navient Corp	1,826,212
160,450		New Residential Investment Corp	2,828,733
110,935		Northern Trust Corp	10,374,641
25,491	*	OneMain Holdings, Inc	809,849
50,599		Raymond James Financial, Inc	4,289,783
77,929	*	Santander Consumer USA Holdings, Inc	1,296,739
233,742	*	SLM Corp	2,475,328
131,814		Starwood Property Trust, Inc	2,835,319
186,583		State Street Corp	17,165,636
425,296		Synchrony Financial	13,873,156
105,519		T Rowe Price Group, Inc	9,802,715
15,030		TD Ameritrade Holding Corp	751,350
178,635		Two Harbors Investment Corp	1,750,623
91,342		Voya Financial, Inc	3,668,295
		TOTAL DIVERSIFIED FINANCIALS	416,649,949

ENERGY - 10.7%
297,931		Anadarko Petroleum Corp	14,708,853
81,080		Andeavor	8,613,939
62,717	*	Antero Resources Corp	1,216,710
192,815		Apache Corp	7,976,757
227,229		Baker Hughes a GE Co	7,141,807
63,345		Cabot Oil & Gas Corp	1,754,656
58,182	*,e	Centennial Resource Development, Inc	1,130,476
37,616	*	Cheniere Energy, Inc	1,758,172
431,832	*,e	Chesapeake Energy Corp	1,684,145
1,002,432		Chevron Corp	116,171,844
3,556		Cimarex Energy Co	415,803
78,716	*	Concho Resources, Inc	10,564,474
648,280		ConocoPhillips	33,159,522
122,184	*	Consol Energy, Inc	1,970,828
27,556	*	Continental Resources, Inc	1,121,805
260,497		Devon Energy Corp	9,612,339
40,254	*	Diamondback Energy, Inc	4,313,619
52,236	*	Energen Corp	2,700,601
275,539		EOG Resources, Inc	27,518,080
90,946		EQT Corp	5,687,763
62,553	*	Extraction Oil & Gas, Inc	997,720
2,248,739		Exxon Mobil Corp	187,432,396
78,209	*	Gulfport Energy Corp	1,071,463
151,514		Halliburton Co	6,475,708
55,321	e	Helmerich & Payne, Inc	3,004,484
150,606		Hess Corp	6,650,761
96,540		HollyFrontier Corp	3,567,153
1,023,705		Kinder Morgan, Inc	18,539,298
98,375	*	Kosmos Energy LLC	755,520
451,332		Marathon Oil Corp	6,417,941
266,642		Marathon Petroleum Corp	15,929,193
87,885	e	Murphy Oil Corp	2,350,924
222

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

145,625		Nabors Industries Ltd	$819,869
203,037		National Oilwell Varco, Inc	6,941,835
256,291		Noble Energy, Inc	7,142,830
406,573		Occidental Petroleum Corp	26,252,419
47,194		Oceaneering International, Inc	954,263
44,049	*	Parsley Energy, Inc	1,171,703
113,441		Patterson-UTI Energy, Inc	2,243,863
58,399	e	PBF Energy, Inc	1,691,819
232,138		Phillips 66	21,143,129
89,721		Pioneer Natural Resources Co	13,428,542
125,601	*	Questar Market Resources, Inc	1,124,129
123,167		Range Resources Corp	2,230,554
43,239	*	Rice Energy, Inc	1,225,826
523	e	RPC, Inc	12,714
34,875	*	RSP Permian, Inc	1,200,049
736,313		Schlumberger Ltd	47,124,032
57,617		SM Energy Co	1,228,971
249,614	*	Southwestern Energy Co	1,385,358
106,075		Targa Resources Investments, Inc	4,402,112
210,538	*,e	Transocean Ltd (NYSE)	2,210,649
237,786		Valero Energy Corp	18,758,938
439,934	*,e	Weatherford International Ltd	1,526,571
187,082	*	Whiting Petroleum Corp	1,124,363
374,703		Williams Cos, Inc	10,679,035
36,986		World Fuel Services Corp	1,028,211
213,219	*	WPX Energy, Inc	2,405,110
		TOTAL ENERGY	691,871,648

FOOD & STAPLES RETAILING - 2.2%
19,604		Casey’s General Stores, Inc	2,246,030
541,869		CVS Health Corp	37,134,283
216,904		Kroger Co	4,489,913
288,816	*,e	Rite Aid Corp	476,546
93,024	*	US Foods Holding Corp	2,537,695
401,451		Walgreens Boots Alliance, Inc	26,604,158
772,645		Wal-Mart Stores, Inc	67,459,635
		TOTAL FOOD & STAPLES RETAILING	140,948,260

FOOD, BEVERAGE & TOBACCO - 3.9%
291,779		Archer Daniels Midland Co	11,925,008
1,668		Brown-Forman Corp	95,626
4,594		Brown-Forman Corp (Class B)	261,950
74,263		Bunge Ltd	5,107,809
33,556		Campbell Soup Co	1,589,548
514,188		Coca-Cola Co	23,642,364
211,118		ConAgra Foods, Inc	7,211,791
94,711		Flowers Foods, Inc	1,802,350
88,026		General Mills, Inc	4,570,310
54,600	*	Hain Celestial Group, Inc	1,966,692
7,443		Hershey Co	790,298
140,229		Hormel Foods Corp	4,369,536
37,583		Ingredion, Inc	4,711,029
223

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

58,268		J.M. Smucker Co	$6,179,321
10,394		Kellogg Co	649,937
319,161		Kraft Heinz Co	24,680,720
61,019		Lamb Weston Holdings, Inc	3,111,359
91,864		Molson Coors Brewing Co (Class B)	7,429,042
780,795		Mondelez International, Inc	32,348,337
96,502		PepsiCo, Inc	10,637,415
748,808		Philip Morris International, Inc	78,355,269
3,181	*	Pilgrim’s Pride Corp	101,092
64,306		Pinnacle Foods, Inc	3,499,533
33,779	*	Post Holdings, Inc	2,801,293
137		Seaboard Corp	602,816
21,179	*	TreeHouse Foods, Inc	1,405,862
148,020		Tyson Foods, Inc (Class A)	10,792,138
		TOTAL FOOD, BEVERAGE & TOBACCO	250,638,445

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
895,584		Abbott Laboratories	48,567,520
42,536	*,e	Acadia Healthcare Co, Inc	1,333,929
116,952		Aetna Inc	19,885,349
141,082		Anthem, Inc	29,515,765
239,685		Baxter International, Inc	15,452,492
97,668	*	Brookdale Senior Living, Inc	979,610
168,455		Cardinal Health, Inc	10,427,364
79,177	*	Centene Corp	7,416,510
15,135		Cigna Corp	2,984,925
4,736		Cooper Cos, Inc	1,137,871
323,428		Danaher Corp	29,842,702
82,608	*	DaVita, Inc	5,017,610
119,806		Dentsply Sirona, Inc	7,316,552
61,010	*	Envision Healthcare Corp	2,599,026
285,928	*	Express Scripts Holding Co	17,524,527
146,735	*	HCA Holdings, Inc	11,100,503
2,403		Hill-Rom Holdings, Inc	193,946
65,105	*	Hologic, Inc	2,464,224
4,450		Humana, Inc	1,136,307
54,398	*	Laboratory Corp of America Holdings	8,361,517
17,287	*	LifePoint Hospitals, Inc	832,369
100,920		McKesson Corp	13,914,850
49,676	*	MEDNAX, Inc	2,175,312
676,388		Medtronic plc	54,462,762
38,550		Patterson Cos, Inc	1,426,350
18,600	*	Premier, Inc	607,662
72,883		Quest Diagnostics, Inc	6,834,968
44,389		STERIS plc	4,142,825
20,023		Teleflex, Inc	4,745,051
45,757		Universal Health Services, Inc (Class B)	4,699,244
1,349	*	WellCare Health Plans, Inc	266,751
107,065		Zimmer Holdings, Inc	13,021,245
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	330,387,638
224

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

HOUSEHOLD & PERSONAL PRODUCTS - 2.3%
10,388		Clorox Co	$1,314,394
382,703		Colgate-Palmolive Co	26,961,426
242,227		Coty, Inc	3,730,296
30,023	*	Edgewell Personal Care Co	1,949,393
27,498		Kimberly-Clark Corp	3,093,800
19,928		Nu Skin Enterprises, Inc (Class A)	1,267,620
1,288,875		Procter & Gamble Co	111,281,468
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	149,598,397

INSURANCE - 7.7%
203,699		Aflac, Inc	17,088,309
7,841	*	Alleghany Corp	4,439,731
137,245		Allstate Corp	12,881,816
38,289		American Financial Group, Inc	4,039,107
420,282		American International Group, Inc	27,154,420
3,746		American National Insurance Co	456,001
58,660	*	Arch Capital Group Ltd	5,844,882
29,555		Arthur J. Gallagher & Co	1,871,718
22,185		Aspen Insurance Holdings Ltd	951,736
23,464		Assurant, Inc	2,361,652
63,172		Assured Guaranty Ltd	2,343,681
56,140	*	Athene Holding Ltd	2,926,578
44,274		Axis Capital Holdings Ltd	2,408,063
1,020,639	*	Berkshire Hathaway, Inc (Class B)	190,798,255
43,445	*	Brighthouse Financial, Inc	2,701,410
61,773		Brown & Brown, Inc	3,078,766
245,742		Chubb Ltd	37,062,808
81,795		Cincinnati Financial Corp	5,739,555
14,382		CNA Financial Corp	778,498
3,578		Erie Indemnity Co (Class A)	432,222
21,600		Everest Re Group Ltd	5,128,920
55,237		First American Financial Corp	3,005,998
141,202	*	FNF Group	5,283,779
22,872		Hanover Insurance Group, Inc	2,250,147
192,999		Hartford Financial Services Group, Inc	10,624,595
117,858		Lincoln National Corp	8,931,279
146,343		Loews Corp	7,245,442
7,186	*	Markel Corp	7,791,780
14,874		Mercury General Corp	832,498
480,945		Metlife, Inc	25,769,033
132,754		Old Republic International Corp	2,693,579
141,170		Principal Financial Group	9,296,045
28,573		ProAssurance Corp	1,601,517
228,601		Prudential Financial, Inc	25,251,266
34,122		Reinsurance Group of America, Inc (Class A)	5,097,144
19,971		RenaissanceRe Holdings Ltd	2,763,188
60,103		Torchmark Corp	5,056,465
146,794		Travelers Cos, Inc	19,442,865
119,824		UnumProvident Corp	6,235,641
41,558		Validus Holdings Ltd	2,164,341
51,462		W.R. Berkley Corp	3,529,264
2,190		White Mountains Insurance Group Ltd	1,947,238
225

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

65,673		Willis Towers Watson plc	$10,578,607
92,428		XL Group Ltd	3,740,561
		TOTAL INSURANCE	501,620,400

MATERIALS - 3.0%
113,761		Air Products & Chemicals, Inc	18,136,916
47,668		Albemarle Corp	6,715,945
97,483	*	Alcoa Corp	4,657,738
25,480		Aptargroup, Inc	2,218,544
2,610		Ardagh Group S.A.	55,958
33,458		Ashland Global Holdings, Inc	2,274,475
2,613		Avery Dennison Corp	277,422
82,168		Ball Corp	3,527,472
48,644		Bemis Co, Inc	2,189,953
33,365		Cabot Corp	2,033,930
29,864		Celanese Corp (Series A)	3,115,114
121,304		CF Industries Holdings, Inc	4,607,126
20,862	*	Crown Holdings, Inc	1,255,267
33,932		Domtar Corp	1,605,662
646,090		DowDuPont, Inc	46,718,768
77,360		Eastman Chemical Co	7,025,062
579,485	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	8,101,200
50,228		Graphic Packaging Holding Co	778,032
55,318		Huntsman Corp	1,771,282
20,468		International Paper Co	1,172,202
97,548		LyondellBasell Industries AF S.C.A	10,099,144
3,372		Martin Marietta Materials, Inc	731,218
186,670		Mosaic Co	4,170,208
346		NewMarket Corp	138,535
285,286		Newmont Mining Corp	10,315,942
170,073		Nucor Corp	9,835,322
86,896		Olin Corp	3,174,311
15,552	*	Owens-Illinois, Inc	371,537
61,961	*	Platform Specialty Products Corp	662,983
9,772		PPG Industries, Inc	1,135,897
18,045		Praxair, Inc	2,636,735
38,359		Reliance Steel & Aluminum Co	2,947,506
20,341		Royal Gold, Inc	1,710,881
6,041		RPM International, Inc	322,167
1,577		Scotts Miracle-Gro Co (Class A)	157,101
51,922		Sealed Air Corp	2,296,510
50,687		Sonoco Products Co	2,625,080
4,299	e	Southern Copper Corp (NY)	184,642
110,464		Steel Dynamics, Inc	4,110,365
161,694		Tahoe Resources, Inc	776,131
86,962	e	United States Steel Corp	2,201,878
103,082		Valvoline, Inc	2,476,030
4,954		Vulcan Materials Co	603,149
9,660		Westlake Chemical Corp	820,231
132,247		WestRock Co	8,110,708
		TOTAL MATERIALS	190,852,279
226

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

MEDIA - 2.2%
33,375	*	Charter Communications, Inc	$11,152,924
57,163		Cinemark Holdings, Inc	2,077,303
186,003		Comcast Corp (Class A)	6,701,688
83,728	*,e	Discovery Communications, Inc (Class A)	1,580,785
110,042	*	Discovery Communications, Inc (Class C)	1,959,848
28,005	*	DISH Network Corp (Class A)	1,359,363
32,412		Interpublic Group of Cos, Inc	623,931
23,727		John Wiley & Sons, Inc (Class A)	1,296,680
13,981	*	Liberty Broadband Corp (Class A)	1,205,302
55,224	*	Liberty Broadband Corp (Class C)	4,820,503
9,533	*	Liberty Media Group (Class A)	347,001
92,888	*	Liberty Media Group (Class C)	3,542,748
47,885	*	Liberty SiriusXM Group (Class A)	1,997,283
92,910	*	Liberty SiriusXM Group (Class C)	3,869,701
10,231	*	Lions Gate Entertainment Corp (Class A)	296,904
19,089	*	Lions Gate Entertainment Corp (Class B)	528,002
8,483	*	Madison Square Garden Co	1,889,079
206,629		News Corp	2,822,552
66,212		News Corp (Class B)	920,347
43,453		Regal Entertainment Group (Class A)	710,456
20,939		Scripps Networks Interactive (Class A)	1,743,800
46,772	e	Sirius XM Holdings, Inc	254,440
114,586		TEGNA, Inc	1,401,387
410,346		Time Warner, Inc	40,332,908
39,505		Tribune Co	1,616,940
525,891		Twenty-First Century Fox, Inc	13,752,050
221,958		Twenty-First Century Fox, Inc (Class B)	5,648,831
5,513	e	Viacom, Inc	165,666
186,066		Viacom, Inc (Class B)	4,471,166
264,144		Walt Disney Co	25,835,925
		TOTAL MEDIA	144,925,513

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.5%
126,565		Agilent Technologies, Inc	8,610,217
1,075	*	Agios Pharmaceuticals, Inc	69,090
2,522	*	Akorn, Inc	82,142
22,159	*	Alexion Pharmaceuticals, Inc	2,651,546
178,675		Allergan plc	31,666,570
5,483	*	Alnylam Pharmaceuticals, Inc	668,049
277,377		Amgen, Inc	48,601,998
6,982	*	Biogen Idec, Inc	2,176,010
10,258	*	Bio-Rad Laboratories, Inc (Class A)	2,254,606
441,489		Bristol-Myers Squibb Co	27,222,212
29,993		Bruker BioSciences Corp	941,780
117,494	*	Endo International plc	749,612
197,188		Gilead Sciences, Inc	14,781,212
5,421	*,e	Intrexon Corp	88,633
1,211,203		Johnson & Johnson	168,853,810
33,887	*	Juno Therapeutics, Inc	1,521,865
53,521	*	Mallinckrodt plc	1,695,010
227

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

1,372,234		Merck & Co, Inc	$75,596,371
282,145	*	Mylan NV	10,075,398
150,774	*,e	Opko Health, Inc	1,014,709
46,872		PerkinElmer, Inc	3,389,783
69,597		Perrigo Co plc	5,636,661
3,137,335		Pfizer, Inc	109,994,965
81,746	*	QIAGEN NV	2,767,920
23,745	*	Quintiles Transnational Holdings, Inc	2,566,834
115,084		Thermo Fisher Scientific, Inc	22,306,732
23,164	*	United Therapeutics Corp	2,747,019
45,097	*	VWR Corp	1,492,711
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	550,223,465

REAL ESTATE - 4.8%
48,798		Alexandria Real Estate Equities, Inc	6,049,000
72,820		American Campus Communities, Inc	3,027,856
123,382		American Homes 4 Rent	2,625,569
82,022		Apartment Investment & Management Co (Class A)	3,607,328
106,601		Apple Hospitality REIT, Inc	2,019,023
73,041		AvalonBay Communities, Inc	13,244,525
69,828		Boston Properties, Inc	8,461,757
94,031		Brandywine Realty Trust	1,644,602
164,267		Brixmor Property Group, Inc	2,869,745
46,751		Camden Property Trust	4,265,561
86,125	*	CBRE Group, Inc	3,386,435
281,200		Colony NorthStar, Inc	3,453,136
62,030		Columbia Property Trust, Inc	1,369,622
59,181		CoreCivic, Inc	1,459,403
53,801		Corporate Office Properties Trust	1,717,866
30,684		CubeSmart	835,218
5,435		CyrusOne, Inc	333,655
47,053		DCT Industrial Trust, Inc	2,730,015
154,648		DDR Corp	1,186,150
26,113		Digital Realty Trust, Inc	3,092,824
15,555		Douglas Emmett, Inc	618,933
188,098		Duke Realty Corp	5,357,031
68,599		Empire State Realty Trust, Inc	1,375,410
34,191		Entertainment Properties Trust	2,365,333
60,701	*	Equity Commonwealth	1,824,065
188,648		Equity Residential	12,688,464
33,832		Essex Property Trust, Inc	8,878,532
10,101		Extra Space Storage, Inc	824,141
24,004		Federal Realty Investment Trust	2,892,962
124,552		Forest City Realty Trust, Inc	3,067,716
72,353		Gaming and Leisure Properties, Inc	2,643,779
328,158		GGP, Inc	6,385,955
249,518		HCP, Inc	6,447,545
106,878		Healthcare Trust of America, Inc	3,211,684
54,685		Highwoods Properties, Inc	2,791,669
88,035		Hospitality Properties Trust	2,516,040
388,740		Host Marriott Corp	7,603,754
18,356	*	Howard Hughes Corp	2,342,776
75,848		Hudson Pacific Properties	2,565,179
228

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

47,165		Invitation Homes, Inc	$1,064,514
18,063		Iron Mountain, Inc	722,520
46,758	*	JBG SMITH Properties	1,459,317
23,279		Jones Lang LaSalle, Inc	3,014,398
52,188		Kilroy Realty Corp	3,717,351
219,741		Kimco Realty Corp	3,990,497
4,815		Lamar Advertising Co	339,169
79,308		Liberty Property Trust	3,400,727
23,325		Life Storage, Inc	1,885,127
74,352		Macerich Co	4,059,619
189,445		Medical Properties Trust, Inc	2,506,357
60,157		Mid-America Apartment Communities, Inc	6,157,069
80,924		National Retail Properties, Inc	3,251,526
102,616		Omega Healthcare Investors, Inc	2,961,498
63,658		Outfront Media, Inc	1,492,780
107,485		Paramount Group, Inc	1,711,161
69,613		Park Hotels & Resorts, Inc	2,004,158
78,986		Piedmont Office Realty Trust, Inc	1,527,589
277,418		Prologis, Inc	17,915,654
64,775		Rayonier, Inc	1,941,955
69,166		Realogy Holdings Corp	2,236,137
147,327		Realty Income Corp	7,907,040
81,021		Regency Centers Corp	4,986,843
127,711		Retail Properties of America, Inc	1,560,628
127,267		Senior Housing Properties Trust	2,341,713
15,520		Simon Property Group, Inc	2,410,722
51,983		SL Green Realty Corp	4,973,733
261,038		Spirit Realty Capital, Inc	2,169,226
92,104		STORE Capital Corp	2,274,048
39,143		Sun Communities, Inc	3,533,047
46,871		Tanger Factory Outlet Centers, Inc	1,066,315
15,941		Taubman Centers, Inc	752,734
140,394		UDR, Inc	5,445,883
79,919		Uniti Group, Inc	1,398,583
187,918		Ventas, Inc	11,791,855
531,023		VEREIT, Inc	4,189,771
92,893		Vornado Realty Trust	6,953,970
64,538		Weingarten Realty Investors	1,965,182
194,846		Welltower, Inc	13,046,888
396,646		Weyerhaeuser Co	14,243,558
56,232		WP Carey, Inc	3,832,211
		TOTAL REAL ESTATE	307,983,331

RETAILING - 1.4%
28,430		Advance Auto Parts, Inc	2,323,868
34,535	*	Autonation, Inc	1,636,959
2,226	*	AutoZone, Inc	1,312,227
71,438		Bed Bath & Beyond, Inc	1,421,616
140,771		Best Buy Co, Inc	7,880,361
15,708	*	Burlington Stores, Inc	1,474,824
8,849		Dick’s Sporting Goods, Inc	216,535
91,882		Dollar General Corp	7,427,741
229

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

6,676	*	Dollar Tree, Inc	$609,185
63,574		Foot Locker, Inc	1,912,306
52,344		GameStop Corp (Class A)	978,309
121,682		Gap, Inc	3,162,515
47,691		Genuine Parts Co	4,207,777
89,296		Kohl’s Corp	3,729,001
104,695		L Brands, Inc	4,506,073
23,550	*	Liberty Expedia Holdings, Inc	1,085,655
99,006	*	Liberty Interactive Corp	2,249,416
40,732	*	Liberty Ventures	2,320,095
137,772	*	LKQ Corp	5,192,627
159,044		Macy’s, Inc	2,983,665
12,777	*	Michaels Cos, Inc	248,129
18,253	*	Murphy USA, Inc	1,357,293
18,961		Penske Auto Group, Inc	883,962
40,422	*	Sally Beauty Holdings, Inc	699,705
35,458	e	Signet Jewelers Ltd	2,324,981
295,687		Target Corp	17,457,361
58,242		Tiffany & Co	5,452,616
31,598	*	TripAdvisor, Inc	1,184,925
45,206	*	Urban Outfitters, Inc	1,108,451
38,406	e	Williams-Sonoma, Inc	1,981,750
		TOTAL RETAILING	89,329,928

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.8%
156,012		Cypress Semiconductor Corp	2,474,350
43,884	*	First Solar, Inc	2,405,721
2,499,789		Intel Corp	113,715,402
213,928		Marvell Technology Group Ltd	3,951,250
135,532	*	Micron Technology, Inc	6,005,423
11,488	*	Microsemi Corp	613,114
78,320	*	NXP Semiconductors NV	9,167,356
9,953	*	ON Semiconductor Corp	212,198
32,801	*	Qorvo, Inc	2,486,644
786,592		Qualcomm, Inc	40,124,058
8,056		Teradyne, Inc	345,522
50,834		Versum Materials, Inc	2,139,095
7,410		Xilinx, Inc	546,043
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	184,186,176

SOFTWARE & SERVICES - 2.7%
89,164	*	Akamai Technologies, Inc	4,658,819
76,795		Amdocs Ltd	4,999,354
20,417	*	Autodesk, Inc	2,551,308
4,918		Booz Allen Hamilton Holding Co	185,851
168,209		CA, Inc	5,446,607
103,795	*	Conduent, Inc	1,606,747
26,459		DST Systems, Inc	1,551,027
525,195	*	eBay, Inc	19,768,340
75,141		Fidelity National Information Services, Inc	6,970,079
93,607	*	FireEye, Inc	1,583,830
18,519	*	First American Corp	868,541
230

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

24,546	*	Guidewire Software, Inc	$1,963,189
143,319		International Business Machines Corp	22,079,725
75,671		Leidos Holdings, Inc	4,730,951
10,265		LogMeIn, Inc	1,242,578
148,869	*	Nuance Communications, Inc	2,194,329
1,401,184		Oracle Corp	71,320,266
24,757		Sabre Corp	484,247
8,198		SS&C Technologies Holdings, Inc	329,560
70,683	*	Synopsys, Inc	6,115,493
67,968	*	Teradata Corp	2,273,530
330,412	*	Twitter, Inc	6,813,095
4,287	*	WEX, Inc	529,830
9,092	*	Zillow Group, Inc	375,591
17,877	*,e	Zillow Group, Inc (Class C)	737,963
406,954	*	Zynga, Inc	1,587,121
		TOTAL SOFTWARE & SERVICES	172,967,971

TECHNOLOGY HARDWARE & EQUIPMENT - 3.1%
91,909	*	ARRIS International plc	2,619,407
46,674	*	Arrow Electronics, Inc	3,901,480
65,689		Avnet, Inc	2,614,422
207,505		Brocade Communications Systems, Inc	2,417,433
2,658,932		Cisco Systems, Inc	90,802,528
50,775	*	CommScope Holding Co, Inc	1,631,909
447,636		Corning, Inc	14,015,483
27,589		Dolby Laboratories, Inc (Class A)	1,598,507
25,728	*	EchoStar Corp (Class A)	1,439,482
34,645		Flir Systems, Inc	1,622,079
46,189		Harris Corp	6,435,051
878,256		Hewlett Packard Enterprise Co	12,225,324
890,337		HP, Inc	19,186,762
94,423		Jabil Circuit, Inc	2,670,282
201,703		Juniper Networks, Inc	5,008,285
98,067	*	Keysight Technologies, Inc	4,380,653
78,836		Motorola, Inc	7,137,811
12,240		National Instruments Corp	550,800
21,934		NetApp, Inc	974,308
28,424	*	Trimble Navigation Ltd	1,161,973
133,243		Western Digital Corp	11,894,603
121,352		Xerox Corp	3,678,179
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	197,966,761

TELECOMMUNICATION SERVICES - 2.8%
3,264,455		AT&T, Inc	109,848,911
510,513	e	CenturyLink, Inc	9,694,642
342,930	*,e	Sprint Corp	2,242,762
53,553		Telephone & Data Systems, Inc	1,561,070
59,226	*	T-Mobile US, Inc	3,539,938
7,672	*	US Cellular Corp	280,718
1,087,087		Verizon Communications, Inc	52,038,855
		TOTAL TELECOMMUNICATION SERVICES	179,206,896
231

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES		COMPANY	VALUE

TRANSPORTATION - 1.2%
11,105		Alaska Air Group, Inc	$733,263
2,744		Amerco, Inc	1,077,404
133,262		American Airlines Group, Inc	6,239,327
14,483		Copa Holdings S.A. (Class A)	1,784,161
48,856		CSX Corp	2,463,808
353,975		Delta Air Lines, Inc	17,709,369
28,197		Expeditors International of Washington, Inc	1,646,141
31,014	*	Genesee & Wyoming, Inc (Class A)	2,226,185
171,063	*	JetBlue Airways Corp	3,275,856
55,577		Kansas City Southern Industries, Inc	5,792,235
29,010	*	Kirby Corp	2,055,359
42,203		Macquarie Infrastructure Co LLC	2,935,219
152,125		Norfolk Southern Corp	19,992,268
9,948		Old Dominion Freight Line	1,205,001
28,679		Ryder System, Inc	2,325,293
36,833	*	Spirit Airlines, Inc	1,366,136
39,645		Union Pacific Corp	4,590,495
147,536	*	United Continental Holdings, Inc	8,627,905
15,443	*	XPO Logistics, Inc	1,070,972
		TOTAL TRANSPORTATION	87,116,397

UTILITIES - 6.3%
350,741		AES Corp	3,728,377
120,999		Alliant Energy Corp	5,234,417
130,571		Ameren Corp	8,094,096
258,778		American Electric Power Co, Inc	19,255,671
94,974		American Water Works Co, Inc	8,334,918
92,206		Aqua America, Inc	3,271,469
53,754		Atmos Energy Corp	4,689,499
30,888		Avangrid, Inc	1,597,836
188,083	*	Calpine Corp	2,809,960
229,068		Centerpoint Energy, Inc	6,775,831
149,280		CMS Energy Corp	7,220,674
162,350		Consolidated Edison, Inc	13,970,218
340,930		Dominion Resources, Inc	27,663,060
94,984		DTE Energy Co	10,491,933
370,320		Duke Energy Corp	32,702,959
168,760		Edison International	13,492,362
97,024		Entergy Corp	8,369,290
164,703		Eversource Energy	10,316,996
511,062		Exelon Corp	20,549,803
236,161		FirstEnergy Corp	7,781,505
112,897		Great Plains Energy, Inc	3,706,409
55,941		Hawaiian Electric Industries, Inc	2,039,609
101,936		MDU Resources Group, Inc	2,787,950
43,487		National Fuel Gas Co	2,524,420
247,608		NextEra Energy, Inc	38,396,573
174,639		NiSource, Inc	4,605,230
124,359		NRG Energy, Inc	3,108,975
105,808		OGE Energy Corp	3,897,967
232

TIAA-CREF FUNDS - Large-Cap Value Index Fund

SHARES	COMPANY	VALUE

272,264	PG&E Corp	$15,728,691
58,782	Pinnacle West Capital Corp	5,155,769
363,374	PPL Corp	13,648,327
267,814	Public Service Enterprise Group, Inc	13,176,449
69,189	SCANA Corp	2,984,813
133,194	Sempra Energy	15,650,295
529,725	Southern Co	27,651,645
91,779	UGI Corp	4,392,543
43,229	Vectren Corp	2,945,624
124,947	Vistra Energy Corp	2,428,970
167,870	WEC Energy Group, Inc	11,312,759
73,226	Westar Energy, Inc	3,916,126
269,434	Xcel Energy, Inc	13,342,372
	TOTAL UTILITIES	409,752,390

	TOTAL COMMON STOCKS	6,463,244,100
	(Cost $5,410,331,846)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.1%
$3,700,000		Federal Home Loan Bank (FHLB)	0.700%	11/01/17	3,700,000
		TOTAL GOVERNMENT AGENCY DEBT			3,700,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.6%
38,886,042	c	State Street Navigator Securities Lending Government Money Market Portfolio			38,886,042
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			38,886,042

		TOTAL SHORT-TERM INVESTMENTS			42,586,042
		(Cost $42,586,042)
		TOTAL INVESTMENTS - 100.6%			6,505,830,142
		(Cost $5,452,917,888)
		OTHER ASSETS & LIABILITIES, NET - (0.6)%			(33,496,416)
		NET ASSETS - 100.0%			$6,472,333,726

Abbreviation(s):
REIT Real Estate Investment Trust

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $37,813,055.
233

TIAA-CREF FUNDS - S&P 500 Index Fund

TIAA-CREF FUNDS

S&P 500 INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES	COMPANY	VALUE

COMMON STOCKS - 99.4%

AUTOMOBILES & COMPONENTS - 0.7%
41,324	BorgWarner, Inc	$2,178,601
56,024	Delphi Automotive plc	5,567,665
820,979	Ford Motor Co	10,073,413
275,489	General Motors Co	11,840,517
53,338	Goodyear Tire & Rubber Co	1,631,610
36,180	Harley-Davidson, Inc	1,712,761
	TOTAL AUTOMOBILES & COMPONENTS	33,004,567

BANKS - 6.5%
2,062,350	Bank of America Corp	56,487,766
169,890	BB&T Corp	8,365,384
573,096	Citigroup, Inc	42,122,556
104,970	Citizens Financial Group, Inc	3,989,910
36,951	Comerica, Inc	2,903,240
154,578	Fifth Third Bancorp	4,467,304
227,052	Huntington Bancshares, Inc	3,133,318
739,785	JPMorgan Chase & Co	74,429,769
226,802	Keycorp	4,139,136
31,829	M&T Bank Corp	5,308,122
71,848	People’s United Financial, Inc	1,340,684
100,700	PNC Financial Services Group, Inc	13,774,753
251,608	Regions Financial Corp	3,894,892
101,210	SunTrust Banks, Inc	6,093,854
334,075	US Bancorp	18,166,998
939,625	Wells Fargo & Co	52,750,548
42,843	Zions Bancorporation	1,990,486
	TOTAL BANKS	303,358,720

CAPITAL GOODS - 7.4%
125,452	3M Co	28,877,796
31,002	A.O. Smith Corp	1,835,318
8,785	Acuity Brands, Inc	1,468,852
20,114	Allegion plc	1,677,306
48,462	Ametek, Inc	3,270,700
88,411	Arconic, Inc	2,220,884
116,843	Boeing Co	30,143,157
124,192	Caterpillar, Inc	16,865,274
33,079	Cummins, Inc	5,851,014
67,156	Deere & Co	8,923,689
32,684	Dover Corp	3,120,995
93,486	Eaton Corp	7,480,750
134,469	Emerson Electric Co	8,667,872
25,164	Equifax, Inc	2,731,049
60,428	Fastenal Co	2,838,303
234

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

27,474		Flowserve Corp	$1,210,779
29,361		Fluor Corp	1,265,165
64,023		Fortive Corp	4,626,302
32,325		Fortune Brands Home & Security, Inc	2,135,390
58,583		General Dynamics Corp	11,891,177
1,819,833		General Electric Co	36,687,833
160,116		Honeywell International, Inc	23,082,323
65,094		Illinois Tool Works, Inc	10,188,513
53,497		Ingersoll-Rand plc	4,739,834
25,547		Jacobs Engineering Group, Inc	1,487,091
195,694		Johnson Controls International plc	8,099,775
16,459		L3 Technologies, Inc	3,080,796
52,697		Lockheed Martin Corp	16,239,108
66,622		Masco Corp	2,652,888
36,573		Northrop Grumman Corp	10,808,419
73,760		PACCAR, Inc	5,290,805
27,976		Parker-Hannifin Corp	5,108,697
34,660		Pentair plc	2,442,144
31,520	*	Quanta Services, Inc	1,189,250
60,962		Raytheon Co	10,985,352
26,961		Rockwell Automation, Inc	5,414,308
34,178		Rockwell Collins, Inc	4,634,537
21,464		Roper Industries, Inc	5,541,361
12,199		Snap-On, Inc	1,924,758
32,182		Stanley Works	5,199,002
55,315		Textron, Inc	2,917,313
10,114		TransDigm Group, Inc	2,806,635
17,719	*	United Rentals, Inc	2,506,884
156,166		United Technologies Corp	18,702,440
11,078		W.W. Grainger, Inc	2,190,121
37,182		Xylem, Inc	2,473,718
		TOTAL CAPITAL GOODS	343,495,677

COMMERCIAL & PROFESSIONAL SERVICES - 0.5%
17,847		Cintas Corp	2,659,917
75,708	*	IHS Markit Ltd	3,225,918
70,176		Nielsen NV	2,601,424
47,731		Republic Services, Inc	3,105,856
26,510		Robert Half International, Inc	1,372,423
17,643	*	Stericycle, Inc	1,250,006
33,622	*	Verisk Analytics, Inc	2,859,551
85,081		Waste Management, Inc	6,991,106
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	24,066,201

CONSUMER DURABLES & APPAREL - 1.1%
71,813		DR Horton, Inc	3,174,853
23,544		Garmin Ltd	1,332,826
76,643	e	Hanesbrands, Inc	1,724,468
23,717		Hasbro, Inc	2,195,957
27,507		Leggett & Platt, Inc	1,299,981
42,368		Lennar Corp (Class A)	2,358,627
72,926	e	Mattel, Inc	1,029,715

235

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

32,232	*	Michael Kors Holdings Ltd	$1,573,244
13,198	*	Mohawk Industries, Inc	3,454,708
103,035		Newell Rubbermaid, Inc	4,201,767
276,225		Nike, Inc (Class B)	15,189,613
59,149		Pulte Homes, Inc	1,788,074
16,216		PVH Corp	2,056,351
11,627		Ralph Lauren Corp	1,039,803
58,865		Tapestry, Inc	2,410,522
40,342	*,e	Under Armour, Inc	465,143
39,270	*,e	Under Armour, Inc (Class A)	491,660
68,680		VF Corp	4,783,562
15,266		Whirlpool Corp	2,502,555
		TOTAL CONSUMER DURABLES & APPAREL	53,073,429

CONSUMER SERVICES - 1.9%
85,702		Carnival Corp	5,689,756
5,219	*	Chipotle Mexican Grill, Inc (Class A)	1,419,046
26,080		Darden Restaurants, Inc	2,145,602
44,080		H&R Block, Inc	1,090,539
42,887		Hilton Worldwide Holdings, Inc	3,099,872
65,713		Marriott International, Inc (Class A)	7,851,389
170,303		McDonald’s Corp	28,425,274
108,696		MGM Resorts International	3,407,620
37,400	*	Norwegian Cruise Line Holdings Ltd	2,085,050
36,138		Royal Caribbean Cruises Ltd	4,472,800
303,547		Starbucks Corp	16,646,517
21,738		Wyndham Worldwide Corp	2,322,705
16,918		Wynn Resorts Ltd	2,495,236
72,419		Yum! Brands, Inc	5,391,595
		TOTAL CONSUMER SERVICES	86,543,001

DIVERSIFIED FINANCIALS - 3.7%
11,785		Affiliated Managers Group, Inc	2,197,902
154,136		American Express Co	14,723,071
31,493		Ameriprise Financial, Inc	4,929,914
217,083		Bank of New York Mellon Corp	11,168,920
26,050		BlackRock, Inc	12,265,122
101,034		Capital One Financial Corp	9,313,314
24,442		CBOE Holdings, Inc	2,763,413
251,545		Charles Schwab Corp	11,279,278
71,388		CME Group, Inc	9,792,292
77,550		Discover Financial Services	5,159,402
57,517	*	E*TRADE Financial Corp	2,507,166
69,009		Franklin Resources, Inc	2,907,349
75,567		Goldman Sachs Group, Inc	18,323,486
123,711		IntercontinentalExchange Group, Inc	8,177,297
87,715		Invesco Ltd	3,139,320
67,123		Leucadia National Corp	1,698,212
34,984		Moody’s Corp	4,982,071
297,893		Morgan Stanley	14,894,650
24,340		NASDAQ OMX Group, Inc	1,768,301
236

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

59,242		Navient Corp	$738,155
44,763		Northern Trust Corp	4,186,236
26,763		Raymond James Financial, Inc	2,268,967
53,994		S&P Global, Inc	8,448,441
78,550		State Street Corp	7,226,600
157,046		Synchrony Financial	5,122,841
50,496		T Rowe Price Group, Inc	4,691,078
		TOTAL DIVERSIFIED FINANCIALS	174,672,798

ENERGY - 5.9%
117,416		Anadarko Petroleum Corp	5,796,828
30,374		Andeavor	3,226,934
80,124		Apache Corp	3,314,730
90,013		Baker Hughes a GE Co	2,829,109
97,271		Cabot Oil & Gas Corp	2,694,407
194,071	*,e	Chesapeake Energy Corp	756,877
398,368		Chevron Corp	46,166,868
19,953		Cimarex Energy Co	2,333,104
31,261	*	Concho Resources, Inc	4,195,539
255,568		ConocoPhillips	13,072,303
110,014		Devon Energy Corp	4,059,517
121,828		EOG Resources, Inc	12,166,962
36,282		EQT Corp	2,269,076
891,084	d	Exxon Mobil Corp	74,271,851
181,608		Halliburton Co	7,761,926
23,179	e	Helmerich & Payne, Inc	1,258,851
56,971		Hess Corp	2,515,839
403,350		Kinder Morgan, Inc	7,304,669
180,255		Marathon Oil Corp	2,563,226
106,356		Marathon Petroleum Corp	6,353,707
80,278		National Oilwell Varco, Inc	2,744,705
42,792	*	Newfield Exploration Co	1,317,566
102,081		Noble Energy, Inc	2,844,997
160,649		Occidental Petroleum Corp	10,373,106
80,025		Oneok, Inc	4,342,957
90,252		Phillips 66	8,220,152
35,596		Pioneer Natural Resources Co	5,327,653
47,866		Range Resources Corp	866,853
291,756		Schlumberger Ltd	18,672,384
92,887	*	TechnipFMC plc	2,544,175
92,823		Valero Energy Corp	7,322,806
173,523		Williams Cos, Inc	4,945,406
		TOTAL ENERGY	274,435,083

FOOD & STAPLES RETAILING - 1.4%
213,666		CVS Health Corp	14,642,531
188,351		Kroger Co	3,898,866
102,017		Sysco Corp	5,674,185
193,407		Walgreens Boots Alliance, Inc	12,817,082
307,571		Wal-Mart Stores, Inc	26,854,024
		TOTAL FOOD & STAPLES RETAILING	63,886,688
237

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

FOOD, BEVERAGE & TOBACCO - 4.8%
403,096		Altria Group, Inc	$25,886,825
118,184		Archer Daniels Midland Co	4,830,180
41,332		Brown-Forman Corp (Class B)	2,356,751
40,718		Campbell Soup Co	1,928,812
805,639		Coca-Cola Co	37,043,281
86,645		ConAgra Foods, Inc	2,959,793
36,102		Constellation Brands, Inc (Class A)	7,909,587
92,206		Costco Wholesale Corp	14,852,543
38,149		Dr Pepper Snapple Group, Inc	3,267,843
121,276		General Mills, Inc	6,296,650
29,881		Hershey Co	3,172,765
55,900		Hormel Foods Corp	1,741,844
24,185		J.M. Smucker Co	2,564,819
52,314		Kellogg Co	3,271,194
126,135		Kraft Heinz Co	9,754,020
24,778		McCormick & Co, Inc	2,466,154
38,629		Molson Coors Brewing Co (Class B)	3,123,927
316,641		Mondelez International, Inc	13,118,437
88,473	*	Monster Beverage Corp	5,125,241
299,882		PepsiCo, Inc	33,055,993
326,353		Philip Morris International, Inc	34,149,578
60,731		Tyson Foods, Inc (Class A)	4,427,897
		TOTAL FOOD, BEVERAGE & TOBACCO	223,304,134

HEALTH CARE EQUIPMENT & SERVICES - 5.6%
365,070		Abbott Laboratories	19,797,746
69,719		Aetna Inc	11,854,321
15,221	*	Align Technology, Inc	3,637,515
34,036		AmerisourceBergen Corp	2,619,070
55,132		Anthem, Inc	11,534,166
15,275		Bard (C.R.), Inc	4,995,994
105,346		Baxter International, Inc	6,791,657
47,801		Becton Dickinson & Co	9,974,635
288,246	*	Boston Scientific Corp	8,111,242
66,094		Cardinal Health, Inc	4,091,219
36,400	*	Centene Corp	3,409,588
66,141	*	Cerner Corp	4,465,840
52,899		Cigna Corp	10,432,741
10,302		Cooper Cos, Inc	2,475,158
129,029		Danaher Corp	11,905,506
32,215	*	DaVita, Inc	1,956,739
48,133		Dentsply Sirona, Inc	2,939,482
44,339	*	Edwards Lifesciences Corp	4,532,776
25,649	*	Envision Healthcare Corp	1,092,647
122,335	*	Express Scripts Holding Co	7,497,912
61,644	*	HCA Holdings, Inc	4,663,369
33,150	*	Henry Schein, Inc	2,605,590
58,881	*	Hologic, Inc	2,228,646
30,336		Humana, Inc	7,746,298
18,317	*	IDEXX Laboratories, Inc	3,043,736
23,503	*	Intuitive Surgical, Inc	8,822,086
238

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

21,221	*	Laboratory Corp of America Holdings	$3,261,880
43,852		McKesson Corp	6,046,314
284,964		Medtronic plc	22,945,301
17,924		Patterson Cos, Inc	663,188
28,735		Quest Diagnostics, Inc	2,694,768
29,770		Resmed, Inc	2,506,039
67,552		Stryker Corp	10,461,778
203,270		UnitedHealth Group, Inc	42,731,419
18,639		Universal Health Services, Inc (Class B)	1,914,225
19,340	*	Varian Medical Systems, Inc	2,015,035
42,466		Zimmer Holdings, Inc	5,164,715
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	263,630,341

HOUSEHOLD & PERSONAL PRODUCTS - 1.7%
51,789		Church & Dwight Co, Inc	2,339,309
27,122		Clorox Co	3,431,747
185,654		Colgate-Palmolive Co	13,079,324
99,499		Coty, Inc	1,532,285
47,120		Estee Lauder Cos (Class A)	5,268,487
74,256		Kimberly-Clark Corp	8,354,543
536,351		Procter & Gamble Co	46,308,545
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	80,314,240

INSURANCE - 4.4%
83,041		Aflac, Inc	6,966,309
75,821		Allstate Corp	7,116,559
190,598		American International Group, Inc	12,314,537
53,861		Aon plc	7,725,283
37,829		Arthur J. Gallagher & Co	2,395,710
11,385		Assurant, Inc	1,145,900
404,564	*	Berkshire Hathaway, Inc (Class B)	75,629,194
20,032	*	Brighthouse Financial, Inc	1,245,590
98,061		Chubb Ltd	14,789,560
32,417		Cincinnati Financial Corp	2,274,701
8,560		Everest Re Group Ltd	2,032,572
76,193		Hartford Financial Services Group, Inc	4,194,425
46,533		Lincoln National Corp	3,526,271
59,660		Loews Corp	2,953,767
107,716		Marsh & McLennan Cos, Inc	8,717,456
223,183		Metlife, Inc	11,958,145
56,064		Principal Financial Group	3,691,814
122,325		Progressive Corp	5,951,111
89,746		Prudential Financial, Inc	9,913,343
23,777		Torchmark Corp	2,000,359
57,664		Travelers Cos, Inc	7,637,597
47,373		UnumProvident Corp	2,465,291
28,210		Willis Towers Watson plc	4,544,067
54,151		XL Group Ltd	2,191,491
		TOTAL INSURANCE	203,381,052

MATERIALS - 3.0%
45,814		Air Products & Chemicals, Inc	7,304,126
239

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

23,211		Albemarle Corp	$3,270,198
18,810		Avery Dennison Corp	1,997,058
73,139		Ball Corp	3,139,857
48,676		CF Industries Holdings, Inc	1,848,714
490,619		DowDuPont, Inc	35,476,660
30,322		Eastman Chemical Co	2,753,541
54,705		Ecolab, Inc	7,147,755
28,066		FMC Corp	2,606,209
283,631	*	Freeport-McMoRan Copper & Gold, Inc (Class B)	3,965,161
16,679		International Flavors & Fragrances, Inc	2,458,818
86,831		International Paper Co	4,972,811
68,146		LyondellBasell Industries AF S.C.A	7,055,155
13,306		Martin Marietta Materials, Inc	2,885,406
92,730		Monsanto Co	11,229,603
74,062		Mosaic Co	1,654,545
112,191		Newmont Mining Corp	4,056,827
67,143		Nucor Corp	3,882,880
19,805		Packaging Corp of America	2,302,727
53,923		PPG Industries, Inc	6,268,010
60,096		Praxair, Inc	8,781,228
40,541		Sealed Air Corp	1,793,128
17,271		Sherwin-Williams Co	6,824,636
27,839		Vulcan Materials Co	3,389,398
53,414		WestRock Co	3,275,881
		TOTAL MATERIALS	140,340,332

MEDIA - 2.6%
76,518		CBS Corp (Class B)	4,294,190
42,253	*	Charter Communications, Inc	14,119,685
989,099		Comcast Corp (Class A)	35,637,237
32,171	*,e	Discovery Communications, Inc (Class A)	607,388
43,906	*	Discovery Communications, Inc (Class C)	781,966
47,266	*	DISH Network Corp (Class A)	2,294,292
81,705		Interpublic Group of Cos, Inc	1,572,821
79,659		News Corp	1,088,142
25,832		News Corp (Class B)	359,065
48,314		Omnicom Group, Inc	3,246,218
20,275		Scripps Networks Interactive (Class A)	1,688,502
163,609		Time Warner, Inc	16,081,129
221,111		Twenty-First Century Fox, Inc	5,782,053
92,248		Twenty-First Century Fox, Inc (Class B)	2,347,711
73,837		Viacom, Inc (Class B)	1,774,303
324,578		Walt Disney Co	31,746,974
		TOTAL MEDIA	123,421,676

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
335,141		AbbVie, Inc	30,246,475
67,555		Agilent Technologies, Inc	4,595,767
46,907	*	Alexion Pharmaceuticals, Inc	5,612,892
70,184		Allergan plc	12,438,710
153,410		Amgen, Inc	26,880,500
240

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

44,449	*	Biogen Idec, Inc	$13,852,975
344,724		Bristol-Myers Squibb Co	21,255,682
164,403	*	Celgene Corp	16,599,771
203,625		Eli Lilly & Co	16,685,032
274,640		Gilead Sciences, Inc	20,587,014
30,659	*	Illumina, Inc	6,290,920
35,863	*	Incyte Corp	4,061,485
564,245		Johnson & Johnson	78,661,396
574,954		Merck & Co, Inc	31,674,216
5,362	*	Mettler-Toledo International, Inc	3,660,262
112,681	*	Mylan NV	4,023,839
23,277		PerkinElmer, Inc	1,683,393
28,819		Perrigo Co plc	2,334,051
1,253,897		Pfizer, Inc	43,961,629
31,584	*	Quintiles Transnational Holdings, Inc	3,414,230
16,147	*	Regeneron Pharmaceuticals, Inc	6,501,105
84,059		Thermo Fisher Scientific, Inc	16,293,156
52,979	*	Vertex Pharmaceuticals, Inc	7,747,119
16,796	*	Waters Corp	3,292,856
104,175		Zoetis, Inc	6,648,448
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	389,002,923

REAL ESTATE - 2.9%
19,533		Alexandria Real Estate Equities, Inc	2,421,311
90,511		American Tower Corp	13,003,715
33,369		Apartment Investment & Management Co (Class A)	1,467,569
28,825		AvalonBay Communities, Inc	5,226,837
33,049		Boston Properties, Inc	4,004,878
62,701	*	CBRE Group, Inc	2,465,403
85,310		Crown Castle International Corp	9,134,995
42,620		Digital Realty Trust, Inc	5,047,913
74,707		Duke Realty Corp	2,127,655
16,377		Equinix, Inc	7,590,740
76,816		Equity Residential	5,166,644
13,873		Essex Property Trust, Inc	3,640,691
26,437		Extra Space Storage, Inc	2,156,995
14,978		Federal Realty Investment Trust	1,805,149
135,477		GGP, Inc	2,636,382
97,343		HCP, Inc	2,515,343
155,395		Host Marriott Corp	3,039,526
55,076		Iron Mountain, Inc	2,203,040
88,761		Kimco Realty Corp	1,611,900
23,378		Macerich Co	1,276,439
23,666		Mid-America Apartment Communities, Inc	2,422,215
112,770		Prologis, Inc	7,282,687
31,754		Public Storage, Inc	6,581,017
57,136		Realty Income Corp	3,066,489
30,244		Regency Centers Corp	1,861,518
25,829	*	SBA Communications Corp	4,059,802
64,954		Simon Property Group, Inc	10,089,305
21,233		SL Green Realty Corp	2,031,574
55,365		UDR, Inc	2,147,608
74,815		Ventas, Inc	4,694,641

241

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

37,270		Vornado Realty Trust	$2,790,032
77,516		Welltower, Inc	5,190,471
158,077		Weyerhaeuser Co	5,676,545
		TOTAL REAL ESTATE	136,437,029

RETAILING - 5.5%
15,654		Advance Auto Parts, Inc	1,279,558
83,830	*	Amazon.com, Inc	92,655,622
5,877	*	AutoZone, Inc	3,464,491
55,562		Best Buy Co, Inc	3,110,361
38,518	*	Carmax, Inc	2,892,702
54,534		Dollar General Corp	4,408,529
49,778	*	Dollar Tree, Inc	4,542,242
25,683		Expedia, Inc	3,201,643
27,549		Foot Locker, Inc	828,674
46,233		Gap, Inc	1,201,596
30,788		Genuine Parts Co	2,716,425
247,874		Home Depot, Inc	41,092,552
35,568		Kohl’s Corp	1,485,320
52,679		L Brands, Inc	2,267,304
65,080	*	LKQ Corp	2,452,865
177,453		Lowe’s Companies, Inc	14,187,367
64,597		Macy’s, Inc	1,211,840
90,750	*	NetFlix, Inc	17,826,022
25,116		Nordstrom, Inc	995,849
18,373	*	O’Reilly Automotive, Inc	3,875,784
10,313	*	Priceline.com, Inc	19,718,043
81,821		Ross Stores, Inc	5,194,815
12,939		Signet Jewelers Ltd	848,410
114,789		Target Corp	6,777,143
21,287		Tiffany & Co	1,992,889
133,592		TJX Companies, Inc	9,324,722
26,641		Tractor Supply Co	1,605,387
23,071	*	TripAdvisor, Inc	865,163
12,176	*	Ulta Beauty, Inc	2,456,995
		TOTAL RETAILING	254,480,313

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 4.0%
169,824	*	Advanced Micro Devices, Inc	1,865,517
78,028		Analog Devices, Inc	7,123,956
225,017		Applied Materials, Inc	12,697,709
85,498		Broadcom Ltd	22,563,777
987,787		Intel Corp	44,934,431
32,840		Kla-Tencor Corp	3,575,948
33,899		Lam Research Corp	7,070,314
48,526		Microchip Technology, Inc	4,600,265
233,969	*	Micron Technology, Inc	10,367,166
126,017		NVIDIA Corp	26,061,576
26,768	*	Qorvo, Inc	2,029,282
310,213		Qualcomm, Inc	15,823,965
39,351		Skyworks Solutions, Inc	4,480,505

242

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

208,270		Texas Instruments, Inc	$20,137,626
53,321		Xilinx, Inc	3,929,225
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	187,261,262

SOFTWARE & SERVICES - 14.5%
130,022		Accenture plc	18,509,932
158,611		Activision Blizzard, Inc	10,387,434
103,677	*	Adobe Systems, Inc	18,160,063
35,790	*	Akamai Technologies, Inc	1,870,027
10,070		Alliance Data Systems Corp	2,252,961
62,672	*	Alphabet, Inc (Class A)	64,742,683
63,464	*	Alphabet, Inc (Class C)	64,520,041
17,806	*	Ansys, Inc	2,434,258
46,686	*	Autodesk, Inc	5,833,883
93,319		Automatic Data Processing, Inc	10,849,267
65,633		CA, Inc	2,125,197
58,413	*	Cadence Design Systems, Inc	2,521,105
30,145	*	Citrix Systems, Inc	2,490,278
124,070		Cognizant Technology Solutions Corp (Class A)	9,388,377
34,093		CSRA, Inc	1,090,635
59,787		DXC Technology Co	5,471,706
209,168	*	eBay, Inc	7,873,084
64,890	*	Electronic Arts, Inc	7,760,844
498,425	*	Facebook, Inc	89,746,406
69,872		Fidelity National Information Services, Inc	6,481,327
44,171	*	Fiserv, Inc	5,717,053
18,823	*	Gartner, Inc	2,358,710
32,055		Global Payments, Inc	3,332,117
182,090		International Business Machines Corp	28,052,785
51,170		Intuit, Inc	7,727,693
196,115		MasterCard, Inc (Class A)	29,176,029
1,619,293		Microsoft Corp	134,692,792
634,042		Oracle Corp	32,272,738
67,217		Paychex, Inc	4,287,772
238,028	*	PayPal Holdings, Inc	17,271,312
37,309	*	Red Hat, Inc	4,508,046
143,887	*	salesforce.com, Inc	14,725,396
129,131		Symantec Corp	4,196,758
32,570	*	Synopsys, Inc	2,817,956
34,966		Total System Services, Inc	2,519,300
18,378	*	VeriSign, Inc	1,976,003
384,482		Visa, Inc (Class A)	42,285,330
98,688		Western Union Co	1,959,944
		TOTAL SOFTWARE & SERVICES	674,387,242

TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
65,013		Amphenol Corp (Class A)	5,656,131
1,085,743		Apple, Inc	183,533,997
1,049,421		Cisco Systems, Inc	35,837,727
189,851		Corning, Inc	5,944,235
13,410	*	F5 Networks, Inc	1,626,231
30,935		Flir Systems, Inc	1,448,377

243

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY	VALUE

25,314		Harris Corp	$3,526,746
345,084		Hewlett Packard Enterprise Co	4,803,569
354,184		HP, Inc	7,632,665
80,055		Juniper Networks, Inc	1,987,766
33,949		Motorola, Inc	3,073,742
56,761		NetApp, Inc	2,521,324
60,428		Seagate Technology, Inc	2,234,023
75,050		TE Connectivity Ltd	6,827,298
61,969		Western Digital Corp	5,531,973
44,388		Xerox Corp	1,345,400
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	273,531,204

TELECOMMUNICATION SERVICES - 1.9%
1,289,628		AT&T, Inc	43,395,982
204,817	e	CenturyLink, Inc	3,889,475
857,173		Verizon Communications, Inc	41,032,872
		TOTAL TELECOMMUNICATION SERVICES	88,318,329

TRANSPORTATION - 2.0%
26,154		Alaska Air Group, Inc	1,726,949
91,096		American Airlines Group, Inc	4,265,115
29,694		CH Robinson Worldwide, Inc	2,331,870
191,931		CSX Corp	9,679,080
139,435		Delta Air Lines, Inc	6,975,933
37,779		Expeditors International of Washington, Inc	2,205,538
51,827		FedEx Corp	11,703,055
18,139		J.B. Hunt Transport Services, Inc	1,929,808
22,355		Kansas City Southern Industries, Inc	2,329,838
60,611		Norfolk Southern Corp	7,965,498
115,604		Southwest Airlines Co	6,226,431
168,035		Union Pacific Corp	19,456,773
54,759	*	United Continental Holdings, Inc	3,202,306
144,828		United Parcel Service, Inc (Class B)	17,021,635
		TOTAL TRANSPORTATION	97,019,829

UTILITIES - 3.2%
139,563		AES Corp	1,483,555
48,136		Alliant Energy Corp	2,082,363
50,470		Ameren Corp	3,128,635
103,386		American Electric Power Co, Inc	7,692,952
37,853		American Water Works Co, Inc	3,321,979
90,736		Centerpoint Energy, Inc	2,683,971
59,680		CMS Energy Corp	2,886,722
64,578		Consolidated Edison, Inc	5,556,937
135,719		Dominion Resources, Inc	11,012,240
37,233		DTE Energy Co	4,112,757
147,601		Duke Energy Corp	13,034,644
68,499		Edison International	5,476,495
37,732		Entergy Corp	3,254,762
67,070		Eversource Energy	4,201,265
203,391		Exelon Corp	8,178,352

244

TIAA-CREF FUNDS - S&P 500 Index Fund

SHARES		COMPANY			VALUE

93,990		FirstEnergy Corp			$3,096,971
98,626		NextEra Energy, Inc			15,293,934
68,255		NiSource, Inc			1,799,884
62,953		NRG Energy, Inc			1,573,825
106,915		PG&E Corp			6,176,480
23,490		Pinnacle West Capital Corp			2,060,308
143,433		PPL Corp			5,387,343
107,868		Public Service Enterprise Group, Inc			5,307,106
30,203		SCANA Corp			1,302,957
52,747		Sempra Energy			6,197,773
211,098		Southern Co			11,019,316
65,472		WEC Energy Group, Inc			4,412,158
106,639		Xcel Energy, Inc			5,280,763
		TOTAL UTILITIES			147,016,447

		TOTAL COMMON STOCKS			4,638,382,517
		(Cost $2,986,139,724)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 0.7%

GOVERNMENT AGENCY DEBT - 0.5%
$20,700,000		Federal Home Loan Bank (FHLB)	0.700%	11/01/17	20,700,000
		TOTAL GOVERNMENT AGENCY DEBT			20,700,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 0.2%
10,694,332	c	State Street Navigator Securities Lending Government Money Market Portfolio			10,694,332
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			10,694,332

		TOTAL SHORT-TERM INVESTMENTS			31,394,332
		(Cost $31,394,332)
		TOTAL INVESTMENTS - 100.1%			4,669,776,849
		(Cost $3,017,534,056)
		OTHER ASSETS & LIABILITIES, NET - (0.1)%			(4,367,748)
		NET ASSETS - 100.0%			$4,665,409,101

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $10,121,275.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
S&P 500 E Mini Index	168	12/15/17	$21,523,688	$21,610,680	$86,992
245

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

TIAA-CREF FUNDS
SMALL-CAP BLEND INDEX FUND
SCHEDULE OF INVESTMENTS
October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.3%
100,653	*	American Axle & Manufacturing Holdings, Inc	$1,790,617
63,903		Cooper Tire & Rubber Co	2,096,018
20,617	*	Cooper-Standard Holding, Inc	2,298,383
171,365		Dana Holding Corp	5,224,919
32,252	*	Dorman Products, Inc	2,228,936
40,435	*	Fox Factory Holding Corp	1,720,509
42,575	*	Gentherm, Inc	1,426,262
29,924	*	Horizon Global Corp	485,667
28,173		LCI Industries, Inc	3,487,817
57,696	*	Modine Manufacturing Co	1,214,501
21,925	*	Motorcar Parts of America, Inc	633,852
18,693	*	Shiloh Industries, Inc	173,471
40,047		Spartan Motors, Inc	646,759
25,122		Standard Motor Products, Inc	1,097,078
32,027	*	Stoneridge, Inc	728,294
28,871		Superior Industries International, Inc	448,944
62,819		Tenneco, Inc	3,650,412
24,985		Tower International, Inc	759,544
22,118	*	VOXX International Corp (Class A)	148,191
36,861		Winnebago Industries, Inc	1,811,718
		TOTAL AUTOMOBILES & COMPONENTS	32,071,892

BANKS - 12.8%
18,830		1st Source Corp	966,167
17,778	e	Access National Corp	517,340
6,967		ACNB Corp	194,379
13,407	*	Allegiance Bancshares, Inc	525,554
9,511		American National Bankshares, Inc	372,356
42,196		Ameris Bancorp	2,021,188
10,037		Ames National Corp	299,103
13,788	*	Arrow Financial Corp	486,716
24,519	*	Atlantic Capital Bancshares, Inc	403,338
50,772	e	Banc of California, Inc	1,068,751
19,696		Bancfirst Corp	1,076,386
34,977		Banco Latinoamericano de Exportaciones S.A. (Class E)	980,405
100,010		Bancorpsouth, Inc	3,160,316
50,902		Bank Mutual Corp	538,289
18,187		Bank of Commerce Holdings	218,244
7,074		Bank of Marin Bancorp	479,263
63,239		Bank of NT Butterfield & Son Ltd	2,361,977
16,749		BankFinancial Corp	265,304
7,434		Bankwell Financial Group, Inc	272,084
38,745		Banner Corp	2,220,863
18,006		Bar Harbor Bankshares	544,321
246

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

10,656		BCB Bancorp, Inc	$149,717
24,347		Bear State Financial, Inc	249,800
81,268		Beneficial Bancorp, Inc	1,340,922
46,922		Berkshire Hills Bancorp, Inc	1,797,113
26,800		Blue Hills Bancorp, Inc	581,560
70,301	*,e	BofI Holding, Inc	1,891,097
96,868		Boston Private Financial Holdings, Inc	1,540,201
20,472		Bridge Bancorp, Inc	726,756
89,329		Brookline Bancorp, Inc	1,375,667
19,570		Bryn Mawr Bank Corp	858,144
9,670	*	BSB Bancorp, Inc	289,133
7,682	*	Byline Bancorp, Inc	154,024
3,938		C&F Financial Corp	228,404
12,383	*	Cadence BanCorp	301,650
2,510		California First National Bancorp	38,654
17,880		Camden National Corp	771,880
34,025		Capital Bank Financial Corp	1,381,415
13,244		Capital City Bank Group, Inc	326,597
147,657		Capitol Federal Financial	2,036,190
9,818	*	Capstar Financial Holdings, Inc	198,225
16,923	e	Carolina Financial Corp	623,613
90,071		Cathay General Bancorp	3,764,968
63,142		Centerstate Banks of Florida, Inc	1,682,103
35,403		Central Pacific Financial Corp	1,101,741
11,631		Central Valley Community Bancorp	234,946
3,444		Century Bancorp, Inc	292,568
14,499		Charter Financial Corp	277,946
82,555		Chemical Financial Corp	4,349,823
3,740		Chemung Financial Corp	176,678
13,599		Citizens & Northern Corp	332,224
18,654		City Holding Co	1,314,920
11,664	e	Civista Bancshares, Inc	263,256
24,014		Clifton Bancorp, Inc	408,958
18,179		CNB Financial Corp	522,646
42,424		CoBiz, Inc	867,147
10,643		Codorus Valley Bancorp, Inc	336,738
67,638		Columbia Banking System, Inc	2,942,929
8,097		Commerce Union Bancshares, Inc	195,624
58,846		Community Bank System, Inc	3,253,595
25,274	*	Community Bankers Trust Corp	218,620
4,657		Community Financial Corp	168,630
18,072		Community Trust Bancorp, Inc	872,878
35,931		ConnectOne Bancorp, Inc	964,747
6,318		County Bancorp, Inc	206,346
31,879	*	Customers Bancorp, Inc	871,572
120,321		CVB Financial Corp	2,870,859
37,572		Dime Community Bancshares	828,463
3,653		DNB Financial Corp	123,106
37,110	*	Eagle Bancorp, Inc	2,473,381
7,391	*	Entegra Financial Corp	201,405
11,122		Enterprise Bancorp, Inc	401,504
27,821		Enterprise Financial Services Corp	1,212,996
12,495	*	Equity Bancshares, Inc	425,955
247

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

11,519		ESSA Bancorp, Inc	$186,262
95,612	*	Essent Group Ltd	4,074,983
5,436	e	Evans Bancorp, Inc	236,738
10,436		Farmers & Merchants Bancorp, Inc	386,341
8,789		Farmers Capital Bank Corp	365,622
29,118		Farmers National Banc Corp	422,211
15,132	*	FB Financial Corp	618,445
41,484	*	FCB Financial Holdings, Inc	1,937,303
10,382		Federal Agricultural Mortgage Corp (Class C)	770,760
26,050		Fidelity Southern Corp	571,276
16,216		Financial Institutions, Inc	531,885
33,447		First Bancorp (NC)	1,227,505
225,705	*	First Bancorp (Puerto Rico)	1,162,381
12,679		First Bancorp, Inc	395,712
9,930	e	First Bancshares, Inc	316,767
44,443		First Busey Corp	1,383,066
9,757		First Business Financial Services, Inc	216,898
8,809		First Citizens Bancshares, Inc (Class A)	3,567,645
112,419		First Commonwealth Financial Corp	1,636,821
19,531		First Community Bancshares, Inc	583,391
16,422		First Connecticut Bancorp	433,541
11,634		First Defiance Financial Corp	630,563
71,593		First Financial Bancorp	1,954,489
74,357	e	First Financial Bankshares, Inc	3,394,397
12,415		First Financial Corp	589,712
10,818		First Financial Northwest, Inc	179,903
33,045	*	First Foundation, Inc	611,663
5,287	e	First Guaranty Bancshares, Inc	141,057
7,647		First Internet Bancorp	288,292
30,024		First Interstate Bancsystem, Inc	1,179,943
48,110		First Merchants Corp	2,068,730
11,797		First Mid-Illinois Bancshares, Inc	455,364
118,656		First Midwest Bancorp, Inc	2,739,767
11,534	*	First Northwest Bancorp	195,155
27,359		First of Long Island Corp	863,176
26,203	*	Flagstar Bancorp, Inc	979,206
31,268		Flushing Financial Corp	937,415
6,224		FNB Bancorp	215,039
15,471	*	Franklin Financial Network, Inc	530,655
200,316		Fulton Financial Corp	3,645,751
24,901		German American Bancorp, Inc	895,938
90,733		Glacier Bancorp, Inc	3,444,225
11,869		Great Southern Bancorp, Inc	637,959
68,817		Great Western Bancorp, Inc	2,793,282
24,600	*	Green Bancorp, Inc	544,890
3,193	e	Greene County Bancorp, Inc	95,471
27,545		Guaranty Bancorp	783,655
2,403		Guaranty Bancshares, Inc	68,918
100,019		Hancock Holding Co	4,875,926
37,186		Hanmi Financial Corp	1,143,469
15,383	*	HarborOne Bancorp, Inc	300,122
28,725		Heartland Financial USA, Inc	1,414,706
42,434		Heritage Commerce Corp	652,635
248

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

34,576		Heritage Financial Corp	$1,054,568
85,194		Hilltop Holdings, Inc	2,007,171
1,568		Hingham Institution for Savings	305,290
7,213		Home Bancorp, Inc	309,005
183,390		Home Bancshares, Inc	4,122,607
28,556	*	HomeStreet, Inc	829,552
19,706	*	HomeTrust Bancshares, Inc	517,282
150,794		Hope Bancorp, Inc	2,782,149
25,010		Horizon Bancorp	688,275
10,312	*	Howard Bancorp, Inc	215,521
60,004		IBERIABANK Corp	4,425,295
11,749	*,e	Impac Mortgage Holdings, Inc	153,912
31,371		Independent Bank Corp (MA)	2,261,849
24,310		Independent Bank Corp (MI)	546,975
21,015		Independent Bank Group, Inc	1,321,843
64,431		International Bancshares Corp	2,615,899
9,633	e	Investar Holding Corp	223,486
303,447		Investors Bancorp, Inc	4,172,396
98,887		Kearny Financial Corp	1,488,249
53,169		Lakeland Bancorp, Inc	1,092,623
28,400		Lakeland Financial Corp	1,371,152
11,358		LCNB Corp	231,703
55,559		LegacyTexas Financial Group, Inc	2,216,248
7,459	*	LendingTree, Inc	1,999,385
22,875	e	Live Oak Bancshares, Inc	542,137
30,089		Macatawa Bank Corp	302,094
29,329		MainSource Financial Group, Inc	1,105,410
7,526	*,e	Malvern Bancorp, Inc	203,202
94,168		MB Financial, Inc	4,326,078
21,340		MBT Financial Corp	225,137
18,682		Mercantile Bank Corp	674,420
56,930		Meridian Bancorp, Inc	1,121,521
10,643		Meta Financial Group, Inc	928,602
434,085	*	MGIC Investment Corp	6,207,416
3,056		Middlefield Banc Corp	139,201
17,960		Midland States Bancorp, Inc	582,802
10,088		Midsouth Bancorp, Inc	132,153
13,094		MidWestOne Financial Group, Inc	461,040
7,189		MutualFirst Financial, Inc	278,214
29,211		National Bank Holdings Corp	958,705
8,191	e	National Bankshares, Inc	362,861
12,340	*	National Commerce Corp	502,855
34,100	*	Nationstar Mortgage Holdings, Inc	663,927
51,370		NBT Bancorp, Inc	1,959,252
10,506	*	Nicolet Bankshares, Inc	598,212
66,853	*	NMI Holdings, Inc	972,711
8,497		Northeast Bancorp	218,798
50,495		Northfield Bancorp, Inc	861,445
8,023		Northrim BanCorp, Inc	260,747
113,808		Northwest Bancshares, Inc	1,919,941
6,749	*,e	Norwood Financial Corp	201,593
37,355		OceanFirst Financial Corp	1,036,601
1,445	e	Oconee Federal Financial Corp	43,336
249

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

116,891	*,e	Ocwen Financial Corp	$407,950
45,217		OFG Bancorp	402,431
4,776	e	Ohio Valley Banc Corp	170,026
9,813		Old Line Bancshares, Inc	295,862
155,487		Old National Bancorp	2,829,863
4,253		Old Point Financial Corp	137,712
33,981		Old Second Bancorp, Inc	465,540
24,296	*	Opus Bank	629,266
45,712		Oritani Financial Corp	774,818
8,694		Orrstown Financial Services, Inc	221,697
25,465		Pacific Continental Corp	713,020
18,242	*	Pacific Mercantile Bancorp	170,563
45,537	*	Pacific Premier Bancorp, Inc	1,839,695
1		PacWest Bancorp	45
4,935	*	Paragon Commercial Corp	284,108
15,639		Park National Corp	1,717,006
61,131		Park Sterling Bank	768,417
6,593		Parke Bancorp, Inc	142,079
21,230	*,e	PCSB Financial Corp	397,426
19,688		Peapack Gladstone Financial Corp	682,977
5,474		Penns Woods Bancorp, Inc	265,051
21,344	*	PennyMac Financial Services, Inc	405,536
4,941		Peoples Bancorp of North Carolina, Inc	168,439
19,603		Peoples Bancorp, Inc	649,251
8,250	e	Peoples Financial Services Corp	374,055
15,836		People’s Utah Bancorp	492,500
62,046	*	PHH Corp	819,628
15,253		Preferred Bank	941,568
12,061		Premier Financial Bancorp, Inc	249,663
5,138	*	Provident Bancorp, Inc	121,771
7,289		Provident Financial Holdings, Inc	140,896
74,174		Provident Financial Services, Inc	2,017,533
9,485		Prudential Bancorp, Inc	173,101
14,112		QCR Holdings, Inc	673,848
256,974		Radian Group, Inc	5,386,175
4,394	*	RBB Bancorp	110,158
52,090		Renasant Corp	2,156,526
11,527		Republic Bancorp, Inc (Class A)	453,242
57,345	*,e	Republic First Bancorp, Inc	530,441
22,593		Riverview Bancorp, Inc	200,626
41,755		S&T Bancorp, Inc	1,707,362
28,700		Sandy Spring Bancorp, Inc	1,159,767
47,738	*	Seacoast Banking Corp of Florida	1,183,425
54,324		ServisFirst Bancshares, Inc	2,227,827
14,849		Shore Bancshares, Inc	244,415
13,457		SI Financial Group, Inc	201,855
15,262		Sierra Bancorp	403,833
45,320		Simmons First National Corp (Class A)	2,614,989
8,399	*,e	SmartFinancial, Inc	197,292
34,522		South State Corp	3,108,706
7,594	*	Southern First Bancshares, Inc	292,749
6,841		Southern Missouri Bancorp, Inc	252,638
17,336		Southern National Bancorp of Virginia, Inc	283,097
250

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,228		Southside Bancshares, Inc	$1,141,193
45,485		State Bank & Trust Co	1,314,971
248,907		Sterling Bancorp/DE	6,235,120
25,633		Stock Yards Bancorp, Inc	967,646
12,499		Summit Financial Group, Inc	339,973
11,387		Sun Bancorp, Inc	288,660
8,672	*	Sunshine Bancorp, Inc	202,491
8,884		Territorial Bancorp, Inc	280,646
59,088	*	Texas Capital Bancshares, Inc	5,084,522
57,793	*	The Bancorp, Inc	486,039
7,315		Timberland Bancorp, Inc	221,718
17,413		Tompkins Trustco, Inc	1,517,021
66,445		TowneBank	2,225,907
23,855		Trico Bancshares	988,074
26,234	*	Tristate Capital Holdings, Inc	594,200
21,019	*	Triumph Bancorp, Inc	651,589
108,537		Trustco Bank Corp NY	995,827
80,809		Trustmark Corp	2,661,848
8,432	e	Two River Bancorp	163,581
53,975		UMB Financial Corp	3,968,782
262,492		Umpqua Holdings Corp	5,370,586
52,542		Union Bankshares Corp	1,813,224
4,553	e	Union Bankshares, Inc	224,008
116,265		United Bankshares, Inc	4,179,727
82,192		United Community Banks, Inc	2,253,705
57,161		United Community Financial Corp	527,596
62,033		United Financial Bancorp, Inc (New)	1,135,824
15,327		United Security Bancshares	144,074
8,990		Unity Bancorp, Inc	177,552
30,421		Univest Corp of Pennsylvania	891,335
308,362		Valley National Bancorp	3,546,163
20,513	*	Veritex Holdings, Inc	540,723
32,683	*	Walker & Dunlop, Inc	1,793,970
102,766		Washington Federal, Inc	3,576,257
17,623		Washington Trust Bancorp, Inc	978,076
11,446		WashingtonFirst Bankshares, Inc	399,923
29,608		Waterstone Financial, Inc	568,474
48,734		WesBanco, Inc	1,968,854
18,958		West Bancorporation, Inc	463,523
29,818	e	Westamerica Bancorporation	1,736,302
32,455		Western New England Bancorp, Inc	342,400
64,475		Wintrust Financial Corp	5,241,173
223,999	*	WMIH Corp	185,919
34,780		WSFS Financial Corp	1,728,566
6,055	*	Xenith Bankshares, Inc	193,639
		TOTAL BANKS	308,582,115

CAPITAL GOODS - 9.8%
48,524		Aaon, Inc	1,698,340
37,672		AAR Corp	1,465,064
68,881		Actuant Corp (Class A)	1,756,465
41,453		Advanced Drainage Systems, Inc	810,406
39,054	*	Aegion Corp	909,568
251

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

81,183	*	Aerojet Rocketdyne Holdings, Inc	$2,563,759
24,569	*	Aerovironment, Inc	1,256,950
57,685		Aircastle Ltd	1,341,753
11,077		Alamo Group, Inc	1,168,623
33,680		Albany International Corp (Class A)	2,032,588
7,648		Allied Motion Technologies, Inc	217,203
33,307		Altra Holdings, Inc	1,595,405
20,816	*	Ameresco, Inc	160,283
9,810	e	American Railcar Industries, Inc	390,438
16,518	*	American Woodmark Corp	1,595,639
33,183		Apogee Enterprises, Inc	1,583,825
44,510		Applied Industrial Technologies, Inc	2,833,061
17,255		Argan, Inc	1,186,281
26,767	*	Armstrong Flooring, Inc	396,152
24,442		Astec Industries, Inc	1,269,762
25,512	*	Astronics Corp	877,613
38,981	*	Atkore International Group, Inc	752,723
61,161	*,e	Axon Enterprise, Inc	1,404,868
30,171		AZZ, Inc	1,442,174
57,476	*,e	Babcock & Wilcox Enterprises, Inc	251,745
58,413		Barnes Group, Inc	3,802,102
77,774	*	Beacon Roofing Supply, Inc	4,309,457
8,488	*	Blue Bird Corp	175,277
76,540	*	BMC Stock Holdings, Inc	1,641,783
50,806		Briggs & Stratton Corp	1,280,311
113,438	*	Builders FirstSource, Inc	2,044,153
26,518	*	Caesarstone Sdot-Yam Ltd	750,459
18,049	*	CAI International, Inc	668,174
36,423	*	Chart Industries, Inc	1,584,400
118,481	e	Chicago Bridge & Iron Co NV	1,651,625
19,516		CIRCOR International, Inc	857,728
25,556		Columbus McKinnon Corp	1,010,995
43,172		Comfort Systems USA, Inc	1,912,520
29,544	*	Commercial Vehicle Group, Inc	239,897
47,029	*	Continental Building Products Inc	1,255,674
17,325	*	CSW Industrials, Inc	849,791
29,894		Cubic Corp	1,630,718
51,383		Curtiss-Wright Corp	6,076,040
16,173		DMC Global, Inc	351,763
25,897		Douglas Dynamics, Inc	1,086,379
12,564	*	Ducommun, Inc	414,235
18,849	*	DXP Enterprises, Inc	604,487
36,264	*	Dycom Industries, Inc	3,185,067
6,567		Eastern Co	189,786
69,224		EMCOR Group, Inc	5,573,224
23,779		Encore Wire Corp	1,073,622
22,076	*,e	Energous Corp	216,566
43,763	*,e	Energy Recovery, Inc	337,413
51,479		EnerSys	3,571,098
21,188	*	Engility Holdings, Inc	713,400
24,819		EnPro Industries, Inc	2,078,343
4,110	e	EnviroStar, Inc	109,737
29,904		ESCO Technologies, Inc	1,732,937
252

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,343	*	Esterline Technologies Corp	$2,878,034
68,566		Federal Signal Corp	1,463,884
22,284	*,e	Foundation Building Materials, Inc	299,720
55,526		Franklin Electric Co, Inc	2,526,433
14,079		Freightcar America, Inc	263,559
45,677	e	GATX Corp	2,713,671
9,606	*	Gencor Industries, Inc	173,869
71,525	*	Generac Holdings, Inc	3,725,737
58,442		General Cable Corp	1,224,360
37,757	*	Gibraltar Industries, Inc	1,255,420
24,289		Global Brass & Copper Holdings, Inc	850,115
31,972	*	GMS, Inc	1,088,647
20,570		Gorman-Rupp Co	657,829
11,311		Graham Corp	217,963
46,140		Granite Construction, Inc	2,938,657
71,430	*	Great Lakes Dredge & Dock Corp	364,293
32,140	e	Greenbrier Cos, Inc	1,677,708
34,452		Griffon Corp	776,893
36,946		H&E Equipment Services, Inc	1,217,001
13,184		Hardinge, Inc	218,063
94,117	*	Harsco Corp	1,999,986
48,014	*	HC2 Holdings, Inc	260,716
28,766	*	Herc Holdings, Inc	1,394,000
75,856		Hillenbrand, Inc	3,000,105
7,214		Hurco Cos, Inc	322,826
27,912	*,e	Huttig Building Products, Inc	187,569
12,058		Hyster-Yale Materials Handling, Inc	946,432
10,618	*	IES Holdings, Inc	198,557
21,812		Insteel Industries, Inc	557,297
63,722	*	JELD-WEN Holding, Inc	2,350,067
36,536		John Bean Technologies Corp	3,905,698
12,928		Kadant, Inc	1,468,621
31,539		Kaman Corp	1,764,292
163,471		KBR, Inc	3,208,936
93,567		Kennametal, Inc	4,084,200
56,510	*,e	KEYW Holding Corp, The	426,650
60,149	*	KLX, Inc	3,299,774
83,882	*	Kratos Defense & Security Solutions, Inc	1,009,939
7,652	*	Lawson Products, Inc	192,448
21,374	*	Layne Christensen Co	282,351
9,754	*	LB Foster Co (Class A)	242,875
12,272		Lindsay Corp	1,123,624
29,798		LSI Industries, Inc	207,096
20,694	*	Lydall, Inc	1,196,113
150,896	*	Manitowoc Co, Inc	1,436,530
34,588	*	Masonite International Corp	2,320,855
77,390	*	Mastec, Inc	3,370,334
56,390	*	Mercury Systems, Inc	2,846,003
98,159	*	Meritor, Inc	2,553,116
63,888	*	Milacron Holdings Corp	1,146,790
11,589		Miller Industries, Inc	327,389
37,039	*	Moog, Inc (Class A)	3,250,543
108,739	*	MRC Global, Inc	1,864,874
253

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

68,345		Mueller Industries, Inc	$2,374,989
181,123		Mueller Water Products, Inc (Class A)	2,162,609
18,778	*	MYR Group, Inc	598,830
5,905		National Presto Industries, Inc	690,294
57,800	*	Navistar International Corp	2,445,518
47,609	*	NCI Building Systems, Inc	759,364
30,566	*	Nexeo Solutions, Inc	225,883
31,618		NN, Inc	934,312
11,136	*	Northwest Pipe Co	203,121
125,683	*	NOW, Inc	1,573,551
9,290	*	NV5 Holdings, Inc	539,749
3,308		Omega Flex, Inc	213,333
32,235	*	Orion Marine Group, Inc	232,092
19,766	*	Patrick Industries, Inc	1,838,238
57,087	*	PGT, Inc	804,927
262,295	*,e	Plug Power, Inc	747,541
25,874	*	Ply Gem Holdings, Inc	437,271
11,025		Powell Industries, Inc	319,504
3,590		Preformed Line Products Co	255,285
48,430		Primoris Services Corp	1,369,116
29,142	*	Proto Labs, Inc	2,542,639
40,567		Quanex Building Products Corp	890,446
42,355		Raven Industries, Inc	1,425,246
26,893	*	RBC Bearings, Inc	3,329,891
28,570	e	REV Group, Inc	737,106
14,564	*,e	Revolution Lighting Technologies, Inc	80,976
121,005	*	Rexnord Corp	3,088,048
6,213	*	Rush Enterprises, Inc	295,677
34,977	*	Rush Enterprises, Inc (Class A)	1,776,132
48,469		Simpson Manufacturing Co, Inc	2,701,662
39,887	*	SiteOne Landscape Supply, Inc	2,533,223
10,951	*	Sparton Corp	255,049
49,890	*	SPX Corp	1,461,278
48,567	*	SPX FLOW, Inc	2,002,417
15,267		Standex International Corp	1,580,898
30,344	*	Sterling Construction Co, Inc	541,640
28,907		Sun Hydraulics Corp	1,663,020
99,125	*,e	Sunrun, Inc	568,977
20,636		Tennant Co	1,431,107
31,824	*,e	Textainer Group Holdings Ltd	622,159
13,135	*,e	The ExOne Company	139,625
37,737	*	Thermon Group Holdings	811,723
58,452		Titan International, Inc	569,322
21,827	*	Titan Machinery, Inc	325,004
12,508	*	TPI Composites, Inc	313,325
34,335	*	Trex Co, Inc	3,757,966
55,715	*	Trimas Corp	1,479,233
50,943		Triton International Ltd	2,032,626
57,330		Triumph Group, Inc	1,780,096
42,713	*	Tutor Perini Corp	1,204,507
9,908	*	Twin Disc, Inc	211,536
23,504		Universal Forest Products, Inc	2,653,602
13,194	*	Vectrus, Inc	402,549
254

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

13,435	*	Veritiv Corp	$431,935
19,740	*	Vicor Corp	425,397
67,870	e	Wabash National Corp	1,527,075
32,012		Watts Water Technologies, Inc (Class A)	2,157,609
66,083	*	Wesco Aircraft Holdings, Inc	598,051
3,809	*	Willis Lease Finance Corp	95,568
61,918		Woodward Governor Co	4,788,119
		TOTAL CAPITAL GOODS	237,176,297

COMMERCIAL & PROFESSIONAL SERVICES - 3.7%
64,987		ABM Industries, Inc	2,727,504
59,583	*	Acacia Research (Acacia Technologies)	268,123
130,209	*	ACCO Brands Corp	1,699,227
50,800	*	Advanced Disposal Services, Inc	1,265,936
48,815	*	Advisory Board Co	2,632,349
19,580	*,e	Aqua Metals, Inc	77,928
51,437	*	ARC Document Solutions, Inc	227,352
8,519		Barrett Business Services, Inc	517,870
7,772		BG Staffing, Inc	131,191
54,550		Brady Corp (Class A)	2,075,627
54,486		Brink’s Co	4,146,385
45,861	*	Casella Waste Systems, Inc (Class A)	846,594
59,782	*	CBIZ, Inc	1,013,305
34,683		Ceco Environmental Corp	304,170
21,917	*	Cogint, Inc	99,722
1,670		Compx International, Inc	24,799
135,907	e	Covanta Holding Corp	2,188,103
9,820		CRA International, Inc	414,993
57,371		Deluxe Corp	3,995,890
144,544	*,†,m	Dyax Corp	160,444
29,337		Ennis, Inc	591,141
43,859		Essendant, Inc	424,555
30,116		Exponent, Inc	2,224,067
11,828	*	Franklin Covey Co	229,463
45,800	*	FTI Consulting, Inc	1,957,950
14,730	*	GP Strategies Corp	427,906
83,098		Healthcare Services Group	4,395,053
19,524		Heidrick & Struggles International, Inc	485,171
19,694	*	Heritage-Crystal Clean, Inc	385,018
70,223		Herman Miller, Inc	2,359,493
40,726	*	Hill International, Inc	215,848
51,145		HNI Corp	1,750,182
43,073	*	Hudson Technologies, Inc	254,992
26,034	*	Huron Consulting Group, Inc	952,844
21,248	*	ICF International, Inc	1,141,018
53,029	*	Innerworkings, Inc	576,956
21,064		Insperity, Inc	1,998,974
72,797		Interface, Inc	1,659,772
37,565		Kelly Services, Inc (Class A)	988,335
27,572		Kforce, Inc	577,633
42,894		Kimball International, Inc (Class B)	822,278
57,513		Knoll, Inc	1,220,426
60,123		Korn/Ferry International	2,514,945
255

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

38,930		LSC Communications, Inc	$629,887
36,036		Matthews International Corp (Class A)	2,264,863
27,626		McGrath RentCorp	1,234,882
122,474	*,m	Media General, Inc	0
20,140	*	Mistras Group, Inc	423,141
51,083		Mobile Mini, Inc	1,690,847
38,733		MSA Safety, Inc	3,079,274
16,051		Multi-Color Corp	1,327,418
52,989	*	Navigant Consulting, Inc	917,240
9,268	*	NL Industries, Inc	120,484
59,027	*	On Assignment, Inc	3,613,633
13,965	*	Pendrell Corp	90,493
36,471		Quad Graphics, Inc	831,174
33,622		Resources Connection, Inc	529,547
52,975	*	RPX Corp	689,735
83,231		RR Donnelley & Sons Co	765,725
20,424	*	SP Plus Corp	791,430
100,076		Steelcase, Inc (Class A)	1,456,106
34,312	*,e	Team, Inc	422,038
66,461		Tetra Tech, Inc	3,273,204
47,886	*	TriNet Group, Inc	1,662,602
49,132	*	TrueBlue, Inc	1,331,477
17,760		Unifirst Corp	2,797,200
25,624		US Ecology, Inc	1,218,421
24,771		Viad Corp	1,437,957
10,321		VSE Corp	506,761
46,745	*	WageWorks, Inc	2,979,994
8,737	*	Willdan Group, Inc	262,634
		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	89,319,699

CONSUMER DURABLES & APPAREL - 2.5%
27,049	e	Acushnet Holdings Corp	499,595
62,457	*	American Outdoor Brands Corp	895,009
12,138		Bassett Furniture Industries, Inc	470,954
37,278	*	Beazer Homes USA, Inc	782,092
109,412		Callaway Golf Co	1,578,815
9,964	*	Cavco Industries, Inc	1,563,352
24,049	*	Century Communities, Inc	686,599
24,098	*	Clarus Corp	175,915
35,121		Columbia Sportswear Co	2,190,848
83,325	*	CROCS, Inc	849,915
9,386		CSS Industries, Inc	281,392
12,782		Culp, Inc	405,189
37,225	*	Deckers Outdoor Corp	2,540,234
7,803	*	Delta Apparel, Inc	163,317
12,451		Escalade, Inc	153,770
29,152		Ethan Allen Interiors, Inc	867,272
8,919		Flexsteel Industries, Inc	448,358
50,398	*,e	Fossil Group, Inc	397,136
50,517	*	G-III Apparel Group Ltd	1,280,101
124,946	*,e	GoPro, Inc	1,303,187
27,060	*	Green Brick Partners, Inc	293,601
9,380	*	Hamilton Beach Brands Holding Co	363,663

256

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

32,730	*	Helen of Troy Ltd	$3,040,617
13,290		Hooker Furniture Corp	629,946
147,864	*	Hovnanian Enterprises, Inc (Class A)	357,831
58,559	*	Iconix Brand Group, Inc	96,037
25,213	*	Installed Building Products Inc	1,757,346
30,750	*,e	iRobot Corp	2,066,092
5,691		Johnson Outdoors, Inc	428,020
98,722		KB Home	2,707,944
56,670		La-Z-Boy, Inc	1,527,257
20,219	*,e	LGI Homes, Inc	1,219,812
32,467		Libbey, Inc	222,074
11,479		Lifetime Brands, Inc	214,083
27,925	*	M/I Homes, Inc	932,695
24,029	*	Malibu Boats Inc	749,705
9,223		Marine Products Corp	132,535
21,602	*	MCBC Holdings, Inc	494,038
50,642		MDC Holdings, Inc	1,875,780
46,211	*	Meritage Homes Corp	2,250,476
17,997		Movado Group, Inc	498,517
4,690	*	Nacco Industries, Inc (Class A)	195,104
35,512	*	Nautilus, Inc	461,656
10,592	*	New Home Co Inc	123,185
20,371		Oxford Industries, Inc	1,315,967
15,421	*	Perry Ellis International, Inc	359,155
48,257	*,e	Sequential Brands Group, Inc	125,468
68,695	*	Steven Madden Ltd	2,679,105
20,004	e	Sturm Ruger & Co, Inc	991,198
10,648		Superior Uniform Group, Inc	249,909
82,942	*	Taylor Morrison Home Corp	2,003,049
42,900	*	TopBuild Corp	2,830,971
174,334	*	TRI Pointe Homes, Inc	3,083,968
18,157	*	Unifi, Inc	690,874
16,526	*	Universal Electronics, Inc	991,560
24,025	*	Vera Bradley, Inc	172,980
66,460	*	Vista Outdoor, Inc	1,389,679
7,194		Weyco Group, Inc	195,605
28,011	*	William Lyon Homes, Inc	777,305
109,673		Wolverine World Wide, Inc	2,994,073
32,007	*	Zagg, Inc	500,910
		TOTAL CONSUMER DURABLES & APPAREL	61,522,840

CONSUMER SERVICES - 4.0%
72,317		Adtalem Global Education, Inc	2,672,113
18,794	*	American Public Education, Inc	375,880
12,752	*	Ascent Media Corp (Series A)	143,460
104,748	*	Belmond Ltd.	1,377,436
24,720	*	BJ’s Restaurants, Inc	783,624
107,754		Bloomin’ Brands, Inc	1,915,866
23,303		Bob Evans Farms, Inc	1,798,759
20,371	*	Bojangles’, Inc	249,545
96,713		Boyd Gaming Corp	2,826,921
22,506	*	Bridgepoint Education, Inc	217,858
57,190	e	Brinker International, Inc	1,756,877
257

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

17,990	*	Buffalo Wild Wings, Inc	$2,126,418
163,746	*	Caesars Entertainment Corp	2,120,511
16,090	*	Cambium Learning Group, Inc	98,471
14,363		Capella Education Co	1,169,866
79,280	*	Career Education Corp	846,710
18,014		Carriage Services, Inc	466,563
40,523	*	Carrols Restaurant Group, Inc	455,884
25,429	*	Century Casinos, Inc	209,789
52,171	e	Cheesecake Factory	2,334,131
111,873	*	Chegg, Inc	1,735,150
15,659		Churchill Downs, Inc	3,265,684
19,485	*	Chuy’s Holdings, Inc	438,412
9,036		Collectors Universe	223,731
23,006	e	Cracker Barrel Old Country Store, Inc	3,591,927
48,254	*	Dave & Buster’s Entertainment, Inc	2,325,843
25,732	*	Del Frisco’s Restaurant Group, Inc	357,675
38,713	*	Del Taco Restaurants, Inc	491,268
76,536	*	Denny’s Corp	1,000,326
20,317		DineEquity, Inc	967,292
79,373		Drive Shack, Inc	289,711
22,879	*	El Pollo Loco Holdings, Inc	263,109
53,059	*,e	Eldorado Resorts, Inc	1,363,616
3,992	*,e	Empire Resorts, Inc	89,022
30,326	*,e	Fiesta Restaurant Group, Inc	501,895
11,048	*	Fogo De Chao, Inc	122,080
12,435	*	Golden Entertainment, Inc	331,766
55,648	*	Grand Canyon Education, Inc	4,981,052
23,667	*,e	Habit Restaurants, Inc	291,104
127,007	*	Houghton Mifflin Harcourt Co	1,257,369
123,627		ILG, Inc	3,668,013
29,137		International Speedway Corp (Class A)	1,131,972
16,109	*	J Alexander’s Holdings, Inc	169,145
34,215		Jack in the Box, Inc	3,541,595
40,157	*	K12, Inc	651,347
94,812	*	La Quinta Holdings, Inc	1,670,587
41,361	*	Laureate Education, Inc	552,997
7,785		Liberty Tax, Inc	101,594
23,604	*	Lindblad Expeditions Holdings, Inc	253,035
21,890		Marcus Corp	594,314
25,489		Marriott Vacations Worldwide Corp	3,354,862
12,576	*	Monarch Casino & Resort, Inc	561,015
3,345	*	Nathan’s Famous, Inc	271,280
13,996	*,e	Noodles & Co	60,883
32,083		Papa John’s International, Inc	2,183,248
99,525	*	Penn National Gaming, Inc	2,596,607
62,936	*	Pinnacle Entertainment, Inc	1,628,154
102,945		Planet Fitness, Inc	2,742,455
27,002	*	Potbelly Corp	325,374
10,626		RCI Hospitality Holdings, Inc	292,746
20,975	*	Red Lion Hotels Corp	184,580
15,348	*	Red Robin Gourmet Burgers, Inc	1,049,803
79,766		Red Rock Resorts, Inc	1,964,637
41,909	*	Regis Corp	625,701
258

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

66,949	*	Ruby Tuesday, Inc	$158,669
35,119		Ruth’s Chris Steak House, Inc	741,011
64,096	*	Scientific Games Corp (Class A)	3,050,970
81,271	*,e	SeaWorld Entertainment, Inc	932,991
25,610	*,e	Shake Shack, Inc	972,156
47,900	e	Sonic Corp	1,216,660
44,860	*	Sotheby’s (Class A)	2,324,645
13,226		Speedway Motorsports, Inc	263,859
1,170	*	Steak N Shake Co	418,205
12,625	e	Strayer Education, Inc	1,183,341
79,787		Texas Roadhouse, Inc (Class A)	3,990,148
32,833	*	Weight Watchers International, Inc	1,474,858
33,933		Wingstop, Inc	1,149,311
21,808	*,e	Zoe’s Kitchen, Inc	267,802
		TOTAL CONSUMER SERVICES	96,155,284

DIVERSIFIED FINANCIALS - 3.0%
32,318		AG Mortgage Investment Trust	607,902
111,193		Anworth Mortgage Asset Corp	621,569
122,991		Apollo Commercial Real Estate Finance, Inc	2,222,447
32,219		Ares Commercial Real Estate Corp	418,203
26,698	e	Arlington Asset Investment Corp (Class A)	306,226
47,740		ARMOUR Residential REIT, Inc	1,195,887
52,204		Artisan Partners Asset Management, Inc	1,795,818
5,894		Associated Capital Group, Inc	218,667
15,891		B. Riley Financial, Inc	264,585
108,484		Capstead Mortgage Corp	956,829
13,666		Cherry Hill Mortgage Investment Corp	248,858
24,839		Cohen & Steers, Inc	1,080,248
29,978	*	Cowen Group, Inc	449,670
178,448		CYS Investments, Inc	1,427,584
3,718		Diamond Hill Investment Group, Inc	787,956
39,370	*	Donnelley Financial Solutions, Inc	846,455
53,430		Dynex Capital, Inc	374,010
16,871	*	Elevate Credit, Inc	132,100
9,630		Ellington Residential Mortgage REIT	128,849
28,331	*,e	Encore Capital Group, Inc	1,315,975
38,757	*	Enova International, Inc	575,541
45,467		Evercore Partners, Inc (Class A)	3,641,907
64,708	*	Ezcorp, Inc (Class A)	663,257
5,533		Fifth Street Asset Management, Inc	22,685
68,961		Financial Engines, Inc	2,489,492
56,801		FirstCash, Inc	3,626,744
71,830	*	FNFV Group	1,239,067
42,779		Gain Capital Holdings, Inc	315,709
3,706		GAMCO Investors, Inc (Class A)	107,326
11,731		Granite Point Mortgage Trust, Inc	217,610
17,588		Great Ajax Corp	248,870
53,721	*	Green Dot Corp	3,041,683
32,171	e	Greenhill & Co, Inc	588,729
16,216		Hamilton Lane, Inc	445,778
57,416		Hannon Armstrong Sustainable Infrastructure Capital, Inc	1,381,429
259

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,156		Houlihan Lokey, Inc	$1,213,764
17,814	*	INTL FCStone, Inc	739,459
134,971		Invesco Mortgage Capital, Inc	2,324,201
39,126		Investment Technology Group, Inc	918,287
17,147		iShares Russell 2000 Index Fund	2,559,361
12,191	e	KKR Real Estate Finance Trust, Inc	246,502
88,879		Ladder Capital Corp	1,194,534
127,467		Ladenburg Thalmann Financial Services, Inc	390,049
373,315	*	LendingClub Corp	2,124,162
11,119		Marlin Business Services Corp	243,506
5,657		Medley Management, Inc	31,962
36,288		Moelis & Co	1,551,312
53,541		MTGE Investment Corp	969,092
23,350		Nelnet, Inc (Class A)	1,366,909
132,303		New York Mortgage Trust, Inc	797,787
35,784		NewStar Financial, Inc	439,428
87,568		OM Asset Management plc	1,338,039
69,618	*	On Deck Capital, Inc	343,217
12,657		Oppenheimer Holdings, Inc	275,290
50,389		Orchid Island Capital, Inc	501,874
12,075		Owens Realty Mortgage, Inc	216,867
77,160		PennyMac Mortgage Investment Trust	1,239,190
27,062	*	Pico Holdings, Inc	511,472
17,102		Piper Jaffray Cos	1,250,156
21,172		PJT Partners, Inc	817,239
53,974	*,e	PRA Group, Inc	1,505,875
19,726		Pzena Investment Management, Inc (Class A)	232,767
90,076		Redwood Trust, Inc	1,415,094
12,014	*	Regional Management Corp	296,626
35,297		Resource Capital Corp	362,147
23,190	*	Safeguard Scientifics, Inc	326,979
8,405		Silvercrest Asset Management Group, Inc	137,001
77,469		Stifel Financial Corp	4,108,181
29,168		Tiptree Financial, Inc	193,967
12,907		TPG RE Finance Trust, Inc	251,945
1,276		Value Line, Inc	22,828
29,013	e	Virtu Financial, Inc	410,534
7,982		Virtus Investment Partners, Inc	929,105
95,396	e	Waddell & Reed Financial, Inc (Class A)	1,782,951
52,872		Western Asset Mortgage Capital Corp	532,421
9,732		Westwood Holdings Group, Inc	631,607
843	*,†,e,m	Wins Finance Holdings, Inc	16,312
134,858	e	WisdomTree Investments, Inc	1,495,575
6,913	*	World Acceptance Corp	604,888
19,482		ZAIS Financial Corp	304,893
		TOTAL DIVERSIFIED FINANCIALS	73,171,020

ENERGY - 3.6%
178,075	*	Abraxas Petroleum Corp	379,300
2,617		Adams Resources & Energy, Inc	112,374
50,922	*,e	Approach Resources, Inc	118,648
24,748		Arch Coal, Inc	1,891,242
82,718		Archrock, Inc	992,616
33,506	*,e	Ardmore Shipping Corp	278,100
260

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

20,427	*	Basic Energy Services, Inc	$385,253
88,257	*	Bill Barrett Corp	435,107
24,238	*	Bonanza Creek Energy, Inc	819,972
37,739	e	Bristow Group, Inc	356,256
54,411	*	C&J Energy Services, Inc	1,550,169
49,973	*,e	California Resources Corp	551,202
234,294	*	Callon Petroleum Co	2,598,320
27,152	*,e	CARBO Ceramics, Inc	224,819
89,907	*	Carrizo Oil & Gas, Inc	1,590,455
159,866	*	Clean Energy Fuels Corp	375,685
86,813	*	Cloud Peak Energy, Inc	368,955
29,959	*	Contango Oil & Gas Co	119,536
18,813	e	CVR Energy, Inc	516,417
90,532		Delek US Holdings, Inc	2,358,359
461,125	*	Denbury Resources, Inc	567,184
114,854		DHT Holdings, Inc	452,525
73,434	*,e	Diamond Offshore Drilling, Inc	1,228,551
22,286	*	Dorian LPG Ltd	159,345
44,503	*	Dril-Quip, Inc	1,873,576
10,820	*,e	Earthstone Energy, Inc	87,101
102,621	*	Eclipse Resources Corp	227,819
34,714	*	Energy XXI Gulf Coast, Inc	296,805
498,296	e	Ensco plc	2,685,815
44,712	*,e	EP Energy Corp	120,722
23,812	*	Era Group, Inc	256,217
32,073		Evolution Petroleum Corp	237,340
37,718	*	Exterran Corp	1,217,160
179,381	*,e	Fairmount Santrol Holdings, Inc	773,132
81,041	*	Forum Energy Technologies, Inc	1,166,990
58,496	e	Frank’s International NV	386,659
89,961		Frontline Ltd	547,862
48,376	e	GasLog Ltd	834,486
204,445	*,e	Gastar Exploration, Inc	167,645
55,272	*	Gener8 Maritime, Inc	254,804
15,157	*	Geospace Technologies Corp	227,658
111,676		Golar LNG Ltd	2,359,714
45,094		Green Plains Renewable Energy, Inc	829,730
15,748		Gulf Island Fabrication, Inc	207,086
150,253	*,e	Halcon Resources Corp	988,665
17,984		Hallador Energy Co	93,157
165,109	*	Helix Energy Solutions Group, Inc	1,126,043
39,698	*	Independence Contract Drilling, Inc	128,622
34,321	*	International Seaways, Inc	691,225
815	*,e	Isramco, Inc	92,584
66,626	*,e	Jagged Peak Energy, Inc	925,435
37,450	*,e	Jones Energy, Inc (Class A)	47,936
43,472	*,e	Keane Group, Inc	671,208
12,112	*,e	Key Energy Services, Inc	128,872
50,009	*,e	Lilis Energy, Inc	249,045
9,634	*	Mammoth Energy Services, Inc	190,079
104,603	*	Matador Resources Co	2,777,210
31,260	*	Matrix Service Co	440,766
333,275	*	McDermott International, Inc	2,206,280
261

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,804	*	Midstates Petroleum Co, Inc	$256,261
14,645	*	Natural Gas Services Group, Inc	407,131
101,438	e	Navios Maritime Acq Corp	126,797
12,987	*,e	NCS Multistage Holdings, Inc	282,857
98,314	*	Newpark Resources, Inc	860,248
286,418	*,e	Noble Corp plc	1,191,499
117,430	e	Nordic American Tanker Shipping	521,389
273,934	*	Oasis Petroleum, Inc	2,588,676
59,045	*	Oil States International, Inc	1,360,987
51,818	*	Overseas Shipholding Group, Inc	122,809
48,082	*	Pacific Ethanol, Inc	230,794
18,403		Panhandle Oil and Gas, Inc (Class A)	444,432
37,839	*	Par Pacific Holdings, Inc	794,241
155,695	*	Parker Drilling Co	163,480
76,836	*	PDC Energy, Inc	3,913,257
71,856	*	Peabody Energy Corp	2,219,632
17,884	*	Penn Virginia Corp	696,939
13,161	*	PHI, Inc	153,852
80,175	*	Pioneer Energy Services Corp	152,333
36,594	*	ProPetro Holding Corp	557,327
6,879	*	Ranger Energy Services, Inc	79,796
45,105	*,e	Renewable Energy Group, Inc	545,771
25,407	*,e	Resolute Energy Corp	762,972
6,817	*	Rex American Resources Corp	601,123
15,435	*	RigNet, Inc	269,341
61,026	*	Ring Energy, Inc	781,743
2,865	*,e	Rosehill Resources, Inc	27,848
136,980	*	Rowan Cos plc	1,962,923
83,184	*,e	Sanchez Energy Corp	360,187
40,933	*	SandRidge Energy, Inc	768,312
249,210		Scorpio Tankers, Inc	887,188
18,742	*	SEACOR Holdings, Inc	884,622
18,843	*	SEACOR Marine Holdings, Inc	266,628
10,886	*,e	Select Energy Services, Inc	177,224
78,142		SemGroup Corp	2,035,599
67,977		Ship Finance International Ltd	1,012,857
8,148	*	SilverBow Resources, Inc	183,249
33,269	*,e	Smart Sand, Inc	239,204
11,779	*,e	Solaris Oilfield Infrastructure, Inc	187,993
235,994	*	SRC Energy, Inc	2,251,383
22,943	*	Stone Energy Corp	674,983
176,961	*	Superior Energy Services	1,560,796
63,451	e	Teekay Corp	513,953
144,706	e	Teekay Tankers Ltd (Class A)	214,165
74,068	*,e	Tellurian, Inc	797,712
57,510	*	Tesco Corp	221,414
135,908	*	Tetra Technologies, Inc	385,979
235,902	*	Ultra Petroleum Corp	1,873,062
60,564	*	Unit Corp	1,133,758
160,189	*,e	Uranium Energy Corp	169,800
94,936	e	US Silica Holdings Inc	2,896,497
106,992	*	W&T Offshore, Inc	334,885
19,645	*	Westmoreland Coal Co	34,084
262

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

31,013	*,e	WildHorse Resource Development Corp	$403,479
44,518	*	Willbros Group, Inc	136,225
		TOTAL ENERGY	86,627,534

FOOD & STAPLES RETAILING - 0.5%
31,434		Andersons, Inc	1,177,203
23,613	*	Chefs’ Warehouse Holdings, Inc	471,079
16,394		Ingles Markets, Inc (Class A)	381,980
11,393	*,e	Natural Grocers by Vitamin C	55,940
99,170	*	Performance Food Group Co	2,806,511
26,526		Pricesmart, Inc	2,222,879
26,085	*	Smart & Final Stores, Inc	156,510
46,453		Spartan Stores, Inc	1,140,421
45,637	*	SUPERVALU, Inc	743,427
59,648	*	United Natural Foods, Inc	2,312,553
9,198		Village Super Market (Class A)	220,660
11,104		Weis Markets, Inc	431,168
		TOTAL FOOD & STAPLES RETAILING	12,120,331

FOOD, BEVERAGE & TOBACCO - 1.6%
3,815		Alico, Inc	125,514
38,891	*,e	Amplify Snack Brands, Inc	248,514
76,388	e	B&G Foods, Inc (Class A)	2,429,138
9,961	*,e	Boston Beer Co, Inc (Class A)	1,773,556
18,781	e	Calavo Growers, Inc	1,384,160
36,123	*,e	Cal-Maine Foods, Inc	1,625,535
102,357	*,e	Castle Brands, Inc	121,805
5,506		Coca-Cola Bottling Co Consolidated	1,241,933
15,091	*	Craft Brewers Alliance, Inc	275,411
190,796	*	Darling International, Inc	3,482,027
106,451		Dean Foods Co	1,037,897
10,212	*	Farmer Bros Co	346,697
37,648		Fresh Del Monte Produce, Inc	1,675,713
28,710	*,e	Freshpet, Inc	446,441
93,544	*	Hostess Brands, Inc	1,078,562
18,099		J&J Snack Foods Corp	2,410,244
10,081		John B. Sanfilippo & Son, Inc	593,267
22,584		Lancaster Colony Corp	2,827,969
31,585	*	Landec Corp	418,501
6,655	*	Lifeway Foods, Inc	66,949
14,621		Limoneira Co	341,400
15,196		MGP Ingredients, Inc	1,032,720
13,646		National Beverage Corp	1,335,943
26,427		Omega Protein Corp	578,751
29,717	*	Primo Water Corp	327,184
23,416		Sanderson Farms, Inc	3,502,331
8,108	*	Seneca Foods Corp	291,888
100,136		Snyder’s-Lance, Inc	3,768,118
19,816	e	Tootsie Roll Industries, Inc	705,450
5,540	*	Turning Point Brands, Inc	96,950
29,026		Universal Corp	1,664,641
114,694		Vector Group Ltd	2,383,341
		TOTAL FOOD, BEVERAGE & TOBACCO	39,638,550
263

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

HEALTH CARE EQUIPMENT & SERVICES - 6.5%
13,836	*,e	AAC Holdings, Inc	$109,581
25,077		Abaxis, Inc	1,213,727
95,674	*	Accuray, Inc	454,451
34,765		Aceto Corp	350,084
9,018	*	Addus HomeCare Corp	324,648
211,116	*	Allscripts Healthcare Solutions, Inc	2,845,844
14,990	*	Almost Family, Inc	663,307
33,341	*	Amedisys, Inc	1,604,036
11,409	*	American Renal Associates Holdings, Inc	138,391
55,432	*	AMN Healthcare Services, Inc	2,433,465
14,900		Analogic Corp	1,196,470
42,908	*	Angiodynamics, Inc	728,149
17,095	*	Anika Therapeutics, Inc	933,900
168,761	*	Antares Pharma, Inc	307,145
37,600	*	AtriCure, Inc	806,144
1,661		Atrion Corp	1,092,357
32,054	*	AxoGen, Inc	658,710
135,192	*,e	BioScrip, Inc	342,036
32,863	*	BioTelemetry, Inc	954,670
42,597		Cantel Medical Corp	4,177,914
28,891	*	Capital Senior Living Corp	384,250
37,414	*	Cardiovascular Systems, Inc	900,555
75,088	*,e	Castlight Health, Inc	289,089
121,010	*,e	Cerus Corp	347,299
18,282		Chemed Corp	4,084,747
18,740	*	Civitas Solutions, Inc	349,501
113,135	*,e	Community Health Systems, Inc	667,496
13,516	e	Computer Programs & Systems, Inc	407,507
45,074	*	ConforMIS, Inc	159,562
32,155		Conmed Corp	1,679,134
93,990	*,e	Corindus Vascular Robotics, Inc	107,149
11,151	*	Corvel Corp	669,060
45,127	*	Cotiviti Holdings, Inc	1,586,665
41,163	*	Cross Country Healthcare, Inc	561,875
38,323	*	CryoLife, Inc	745,382
15,490	*	Cutera, Inc	608,757
55,746	*	Diplomat Pharmacy, Inc	1,173,453
96,080	*,e	Endologix, Inc	509,224
57,415		Ensign Group, Inc	1,325,138
14,265	*,e	Entellus Medical, Inc	241,506
61,210	*,e	Evolent Health, Inc	994,662
12,544	*	Exactech, Inc	524,966
7,193	*	FONAR Corp	229,457
37,725	*,e	Genesis Health Care, Inc	36,846
63,403	*	GenMark Diagnostics, Inc	472,352
33,499	*,e	Glaukos Corp	1,182,850
81,973	*	Globus Medical, Inc	2,612,480
60,697	*	Haemonetics Corp	2,886,749
54,981	*	Halyard Health, Inc	2,317,449
59,906	*	HealthEquity, Inc	3,008,479
114,461		Healthsouth Corp	5,281,231
264

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

30,569	*	HealthStream, Inc	$747,718
7,583	*	Heska Corp	739,342
98,417	*	HMS Holdings Corp	1,893,543
17,479	*	ICU Medical, Inc	3,340,237
19,977	*	Inogen Inc	1,976,325
73,166	*,e	Inovalon Holdings, Inc	1,225,530
67,807	*	Insulet Corp	3,987,730
36,321	*	Integer Holding Corp	1,765,201
74,705	*,e	Integra LifeSciences Holdings Corp	3,494,700
38,079		Invacare Corp	590,224
16,209	*	iRhythm Technologies, Inc	825,849
47,466	*	K2M Group Holdings, Inc	934,606
98,117		Kindred Healthcare, Inc	593,608
36,107	*	Lantheus Holdings, Inc	718,529
17,437		LeMaitre Vascular, Inc	558,158
18,291	*	LHC Group, Inc	1,222,022
57,762	*	LivaNova plc	4,268,612
27,953	*	Magellan Health Services, Inc	2,384,391
53,297	*	Masimo Corp	4,677,345
66,782	*	Medidata Solutions, Inc	5,024,010
48,932		Meridian Bioscience, Inc	731,533
56,652	*	Merit Medical Systems, Inc	2,155,609
51,493	*	Molina Healthcare, Inc	3,492,770
20,810	*,e	NantHealth, Inc	75,957
13,284		National Healthcare Corp	850,176
10,966		National Research Corp	411,773
38,007	*	Natus Medical, Inc	1,611,497
43,123	*	Neogen Corp	3,458,465
33,303	*	Nevro Corp	2,916,677
67,655	*	Novocure Ltd	1,461,348
58,993	*	NuVasive, Inc	3,346,673
76,152	*	NxStage Medical, Inc	2,052,296
9,138	*,e	Obalon Therapeutics, Inc	77,033
43,159	*	Omnicell, Inc	2,149,318
66,173	*	OraSure Technologies, Inc	1,306,917
20,282	*	Orthofix International NV	1,089,752
71,499		Owens & Minor, Inc	1,756,730
26,771	*	Oxford Immunotec Global plc	353,913
35,141	*	Penumbra, Inc	3,533,428
8,435	*	PetIQ, Inc	202,946
35,391	*	PharMerica Corp	1,036,956
13,475	*	Providence Service Corp	749,210
10,716	*,e	Pulse Biosciences, Inc	259,434
62,161	*	Quality Systems, Inc	874,605
32,231	*	Quidel Corp	1,319,859
31,499	*,e	Quotient Ltd	160,960
117,885	*	R1 RCM, Inc	447,963
43,392	*	RadNet, Inc	475,142
56,389	*,e	Rockwell Medical, Inc	341,717
65,561	*	RTI Biologics, Inc	295,025
126,173	*	Select Medical Holdings Corp	2,416,213
16,751	*,e	Sientra, Inc	245,570
12,818		Simulations Plus, Inc	208,933
265

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

48,836	*	Staar Surgical Co	$647,077
22,611	*,e	Surgery Partners, Inc	209,152
15,380	*	SurModics, Inc	457,555
10,949	*	Tabula Rasa HealthCare, Inc	316,207
10,762	*	Tactile Systems Technology, Inc	308,762
63,240	*,e	Teladoc, Inc	2,090,082
93,648	*,e	Tenet Healthcare Corp	1,337,293
42,804	*	Tivity Health, Inc	1,979,685
26,953	*	Triple-S Management Corp (Class B)	647,142
14,224		US Physical Therapy, Inc	966,521
4,059		Utah Medical Products, Inc	306,049
43,243	*	Varex Imaging Corp	1,486,262
34,416	*,e	ViewRay, Inc	237,126
17,568	*,e	Viveve Medical, Inc	95,921
32,825	*	Vocera Communications, Inc	926,322
121,506	*	Wright Medical Group NV	3,184,672
		TOTAL HEALTH CARE EQUIPMENT & SERVICES	155,709,805

HOUSEHOLD & PERSONAL PRODUCTS - 0.4%
12,748	*	Central Garden & Pet Co	486,719
41,272	*	Central Garden and Pet Co (Class A)	1,523,349
24,335	*,e	elf Beauty, Inc	515,659
139,993	*	HRG Group, Inc	2,270,686
20,344		Inter Parfums, Inc	941,927
12,324		Medifast, Inc	769,018
8,350	e	Natural Health Trends Corp	160,821
12,223		Nature’s Sunshine Products, Inc	121,008
5,962		Oil-Dri Corp of America	250,464
11,813	e	Orchids Paper Products Co	145,064
13,484	*,e	Revlon, Inc (Class A)	303,390
13,523	*	USANA Health Sciences, Inc	888,461
16,203		WD-40 Co	1,796,102
		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	10,172,668

INSURANCE - 2.5%
50,633	*	AMBAC Financial Group, Inc	824,305
100,596		American Equity Investment Life Holding Co	2,968,588
22,684		Amerisafe, Inc	1,467,655
101,397	e	Amtrust Financial Services, Inc	1,273,546
34,076		Argo Group International Holdings Ltd	2,145,084
12,458	*	Atlas Financial Holdings, Inc	246,045
11,413		Baldwin & Lyons, Inc (Class B)	261,928
8,022		Blue Capital Reinsurance Holdings Ltd	106,291
56,176	*,e	Citizens, Inc (Class A)	425,814
196,279		Conseco, Inc	4,704,808
14,063		Crawford & Co (Class B)	165,662
9,879		Donegal Group, Inc (Class A)	169,326
18,328	*	eHealth, Inc	465,165
10,262		EMC Insurance Group, Inc	302,319
37,247		Employers Holdings, Inc	1,776,682
13,436	*	Enstar Group Ltd	3,060,721
11,202		FBL Financial Group, Inc (Class A)	866,475
14,441		Federated National Holding Co	221,525
266

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

16,451	e	Fidelity & Guaranty Life	$511,626
603,496	*	Genworth Financial, Inc (Class A)	1,997,572
9,538	*	Global Indemnity Ltd	400,310
35,453	*	Greenlight Capital Re Ltd (Class A)	781,739
17,649	*	Hallmark Financial Services	204,552
9,313	e	HCI Group, Inc	348,865
17,841	*,e	Health Insurance Innovations, Inc	383,581
31,219	e	Heritage Insurance Holdings, Inc	500,753
48,297		Horace Mann Educators Corp	2,115,409
7,770		Independence Holding Co	210,956
12,526		Infinity Property & Casualty Corp	1,181,828
1,658		Investors Title Co	314,523
26,422		James River Group Holdings Ltd	1,118,179
46,504		Kemper Corp	2,980,906
10,652	e	Kingstone Cos, Inc	172,562
17,002		Kinsale Capital Group, Inc	737,547
85,136		Maiden Holdings Ltd	702,372
146,956	*,e	MBIA, Inc	1,065,431
57,981		National General Holdings Corp	1,170,057
2,543		National Western Life Group, Inc	909,326
24,188		Navigators Group, Inc	1,402,904
12,045	*	NI Holdings, Inc	215,485
54,079		Primerica, Inc	4,785,991
44,787		RLI Corp	2,646,464
17,046		Safety Insurance Group, Inc	1,401,181
66,883		Selective Insurance Group, Inc	3,986,227
18,628		State Auto Financial Corp	477,622
34,640		State National Cos, Inc	728,133
24,563		Stewart Information Services Corp	931,920
92,467	*	Third Point Reinsurance Ltd	1,544,199
26,383	*,e	Trupanion, Inc	742,945
25,058		United Fire & Casualty Co	1,154,923
19,764		United Insurance Holdings Corp	311,085
36,964		Universal Insurance Holdings, Inc	881,591
		TOTAL INSURANCE	60,470,703

MATERIALS - 4.5%
33,879		A. Schulman, Inc	1,331,445
24,291	e	Advanced Emissions Solutions, Inc	291,735
35,037	*	AdvanSix, Inc	1,621,162
25,962	*	AgroFresh Solutions, Inc	153,176
366,574	*,e	AK Steel Holding Corp	1,682,575
126,330	*,e	Allegheny Technologies, Inc	3,180,989
33,891		American Vanguard Corp	762,547
10,517		Ampco-Pittsburgh Corp	174,056
36,818		Balchem Corp	3,103,389
44,545	*	Boise Cascade Co	1,579,120
59,730		Calgon Carbon Corp	1,296,141
55,473		Carpenter Technology Corp	2,762,001
58,486	*	Century Aluminum Co	818,804
8,500		Chase Corp	1,009,375
19,026	*	Clearwater Paper Corp	878,050
360,162	*	Cleveland-Cliffs, Inc	2,146,566
267

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

50,107	*	Codexis, Inc	$308,158
212,512	*	Coeur Mining, Inc	1,612,966
135,745		Commercial Metals Co	2,644,313
40,717	e	Compass Minerals International, Inc	2,671,035
8,563		Core Molding Technologies, Inc	198,747
12,877		Deltic Timber Corp	1,192,539
98,266	*	Ferro Corp	2,340,696
69,112	*,m	Ferroglobe plc	0
65,118	*,e	Flotek Industries, Inc	320,381
21,208	*,e	Forterra, Inc	105,192
29,899		FutureFuel Corp	453,867
83,345	*	GCP Applied Technologies, Inc	2,437,841
61,329	e	Gold Resource Corp	222,624
6,597		Greif, Inc	414,621
29,921		Greif, Inc (Class A)	1,661,513
58,626		H.B. Fuller Co	3,334,061
11,299		Hawkins, Inc	430,492
14,471		Haynes International, Inc	516,325
458,083		Hecla Mining Co	2,162,152
49,441	*	Ingevity Corp	3,521,682
22,857		Innophos Holdings, Inc	1,118,393
28,876		Innospec, Inc	1,785,981
111,599	*,e	Intrepid Potash, Inc	448,628
19,715		Kaiser Aluminum Corp	1,955,334
102,293		Kapstone Paper and Packaging Corp	2,297,501
206,237	*	Klondex Mines Ltd	596,025
10,911		KMG Chemicals, Inc	601,523
24,225	*	Koppers Holdings, Inc	1,176,124
35,036	*	Kraton Polymers LLC	1,717,815
27,222		Kronos Worldwide, Inc	716,211
172,611	*	Louisiana-Pacific Corp	4,691,567
23,900	*,e	LSB Industries, Inc	180,445
23,293		Materion Corp	1,196,096
41,537		Minerals Technologies, Inc	2,986,510
27,177		Myers Industries, Inc	587,023
19,477		Neenah Paper, Inc	1,690,604
10,497		Olympic Steel, Inc	198,183
51,140	*	Omnova Solutions, Inc	565,097
50,957		PH Glatfelter Co	1,068,059
94,669		PolyOne Corp	4,361,401
15,278		Quaker Chemical Corp	2,372,979
7,201	*,e	Ramaco Resources, Inc	42,198
50,730	e	Rayonier Advanced Materials, Inc	728,990
18,153	*	Ryerson Holding Corp	159,746
31,310		Schnitzer Steel Industries, Inc (Class A)	922,079
36,821		Schweitzer-Mauduit International, Inc	1,554,951
52,428		Sensient Technologies Corp	3,987,149
22,863		Stepan Co	1,825,839
127,591	*	Summit Materials, Inc	4,006,357
81,584	*	SunCoke Energy, Inc	904,767
46,631	*	TimkenSteel Corp	652,834
23,980	*	Trecora Resources	291,357
30,330		Tredegar Corp	586,886
268

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

51,639		Trinseo S.A.	$3,666,369
103,664		Tronox Ltd	2,743,986
7,781	*	UFP Technologies, Inc	240,044
2,097		United States Lime & Minerals, Inc	190,512
17,505	*,e	US Concrete, Inc	1,368,891
30,035		Valhi, Inc	130,652
38,973	*	Verso Corp	273,201
19,765	e	Warrior Met Coal, Inc	514,285
52,320		Worthington Industries, Inc	2,380,560
		TOTAL MATERIALS	108,823,488

MEDIA - 1.3%
65,615	e	AMC Entertainment Holdings, Inc	912,049
5,375		Beasley Broadcasting Group, Inc	50,794
99,404	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	457,258
41,972		Clear Channel Outdoor Holdings, Inc (Class A)	159,494
1,313	*,e	Daily Journal Corp	304,747
18,361		Emerald Expositions Events, Inc	427,628
32,754	e	Entercom Communications Corp (Class A)	361,932
76,986		Entravision Communications Corp (Class A)	400,327
29,201	*,e	Eros International plc	357,712
68,689	*	EW Scripps Co (Class A)	1,191,067
133,631		Gannett Co, Inc	1,162,590
61,612	*,e	Global Eagle Entertainment, Inc	149,717
76,022	*	Gray Television, Inc	1,183,663
18,241	*	Hemisphere Media Group, Inc	222,540
65,149	*	Imax Corp	1,579,863
11,678	*	Liberty Braves Group (Class A)	274,199
40,233	*	Liberty Braves Group (Class C)	949,901
15,097	*	Loral Space & Communications, Inc	711,824
66,270	*	MDC Partners, Inc	762,105
45,788		Meredith Corp	2,426,764
70,095	*	MSG Networks, Inc	1,216,148
72,367		National CineMedia, Inc	487,030
59,760		New Media Investment Group, Inc	954,367
145,926		New York Times Co (Class A)	2,787,187
52,810		Nexstar Broadcasting Group, Inc (Class A)	3,369,278
20,451	*	Reading International, Inc	320,058
4,295		Saga Communications, Inc	187,906
15,215		Salem Communications	97,376
33,064		Scholastic Corp	1,221,384
83,930		Sinclair Broadcast Group, Inc (Class A)	2,660,581
117,329		Time, Inc	1,361,016
10,198	*	Townsquare Media, Inc	106,467
22,998	*	tronc, Inc	340,025
24,612	*	WideOpenWest, Inc	314,788
44,701	e	World Wrestling Entertainment, Inc (Class A)	1,185,918
		TOTAL MEDIA	30,655,703

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 8.3%
28,503	*	Abeona Therapeutics, Inc	511,629
30,368	*,e	Accelerate Diagnostics, Inc	602,805
37,235	*	Acceleron Pharma, Inc	1,452,165
269

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

41,473	*,e	Achaogen, Inc	$527,537
137,470	*	Achillion Pharmaceuticals, Inc	552,629
27,815	*	Aclaris Therapeutics, Inc	701,216
50,340	*	Acorda Therapeutics, Inc	1,337,785
17,416	*,e	Adamas Pharmaceuticals, Inc	429,479
58,356	*,e	Aduro Biotech, Inc	463,930
41,772	*,e	Advaxis, Inc	142,025
38,543	*	Aerie Pharmaceuticals, Inc	2,380,030
87,888	*,e	Agenus, Inc	321,670
5,906	*	Aileron Therapeutics, Inc	71,108
41,976	*	Aimmune Therapeutics, Inc	1,220,242
17,423	*,e	Akcea Therapeutics, Inc	319,189
52,590	*	Akebia Therapeutics, Inc	954,508
74,485	*	Alder Biopharmaceuticals, Inc	837,956
41,723	*	AMAG Pharmaceuticals, Inc	655,051
198,806	*	Amicus Therapeutics, Inc	2,830,997
42,582	*	Amphastar Pharmaceuticals, Inc	769,457
13,924	*	AnaptysBio, Inc	919,402
43,047	*,e	Anavex Life Sciences Corp	181,658
9,356	*	ANI Pharmaceuticals, Inc	543,396
47,646	*,e	Aratana Therapeutics, Inc	273,012
38,816	*	Ardelyx, Inc	207,666
46,197	*	Arena Pharmaceuticals, Inc	1,294,902
200,587	*	Array Biopharma, Inc	2,096,134
16,435	*	Assembly Biosciences, Inc	484,997
28,869	*,e	Asterias Biotherapeutics, Inc	72,173
29,869	*,e	Atara Biotherapeutics, Inc	424,140
8,098	*,e	Athenex, Inc	135,561
101,938	*,e	Athersys, Inc	187,566
17,864	*	Audentes Therapeutics, Inc	475,004
29,417	*	Avexis, Inc	3,074,371
50,989	*,e	Axovant Sciences Ltd	267,182
31,831	*,e	Bellicum Pharmaceuticals, Inc	299,848
95,807	*	BioCryst Pharmaceuticals, Inc	431,132
14,882	*	Biohaven Pharmaceutical Holding Co Ltd	447,353
6,600	*	Biospecifics Technologies Corp	302,082
92,201	*,e	BioTime, Inc	221,282
53,422	*	Bluebird Bio, Inc	7,431,000
46,692	*	Blueprint Medicines Corp	3,101,283
35,916	*	Calithera Biosciences, Inc	578,248
9,448	*,e	Calyxt, Inc	193,495
38,195	*	Cambrex Corp	1,651,934
32,084	*,e	Cara Therapeutics Inc	402,333
39,355	*	Cascadian Therapeutics, Inc	180,639
148,610	*	Catalent, Inc	6,329,300
83,695	*	Catalyst Pharmaceuticals, Inc	239,368
141,834	*	Celldex Therapeutics, Inc	346,075
53,381	*	Cempra, Inc	122,776
28,623	*	ChemoCentryx, Inc	188,053
54,689	*	Chimerix, Inc	269,070
24,340	*	Clearside Biomedical, Inc	173,301
52,090	*	Clovis Oncology, Inc	3,926,023
45,053	*	Coherus Biosciences, Inc	506,846
270

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

26,584	*,e	Collegium Pharmaceutical, Inc	$274,613
21,103	*	Concert Pharmaceuticals Inc	359,806
30,219	*,e	Contatus Pharmaceuticals, Inc	138,705
52,012	*,e	Corbus Pharmaceuticals Holdings, Inc	369,285
105,730	*	Corcept Therapeutics, Inc	2,081,824
23,459	*,e	Corium International, Inc	236,467
9,893	*,e	Corvus Pharmaceuticals, Inc	134,347
134,048	*	Curis, Inc	211,796
48,754	*	Cytokinetics, Inc	665,492
34,166	*	CytomX Therapeutics, Inc	683,320
66,981	*	Depomed, Inc	324,188
44,280	*	Dermira, Inc	1,185,376
5,959	*,e	Dova Pharmaceuticals, Inc	149,333
161,127	*	Durect Corp	128,467
70,720	*	Dynavax Technologies Corp	1,555,840
9,606	*,e	Eagle Pharmaceuticals, Inc	516,323
22,877	*,e	Edge Therapeutics, Inc	248,444
39,191	*,e	Editas Medicine, Inc	971,937
39,250	*	Emergent Biosolutions, Inc	1,608,858
18,410	*	Enanta Pharmaceuticals, Inc	914,425
48,178	*	Enzo Biochem, Inc	474,553
48,493	*,e	Epizyme, Inc	809,833
19,726	*,e	Esperion Thereapeutics, Inc	902,267
138,790	*	Exact Sciences Corp	7,632,062
42,819	*	Fate Therapeutics, Inc	204,247
78,798	*	FibroGen, Inc	4,400,868
32,083	*	Five Prime Therapeutics, Inc	1,439,243
32,430	*,e	Flexion Therapeutics Inc	713,784
34,764	*	Fluidigm Corp	201,631
39,096	*,e	Fortress Biotech, Inc	146,219
16,818	*,e	Foundation Medicine, Inc	756,810
9,134	*,e	G1 Therapeutics, Inc	215,836
33,811	*,e	Genocea Biosciences Inc	39,221
23,210	*	Genomic Health, Inc	761,056
175,340	*,e	Geron Corp	394,515
43,204	*	Global Blood Therapeutics, Inc	1,719,519
140,201	*	Halozyme Therapeutics, Inc	2,485,764
53,300	*,e	Heron Therapeutics, Inc	818,155
197,081	*	Horizon Pharma plc	2,672,418
129,131	*	Idera Pharmaceuticals, Inc	201,444
58,685	*	Ignyta, Inc	903,749
19,619	*	Immune Design Corp	97,114
99,538	*	Immunogen, Inc	577,320
119,301	*,e	Immunomedics, Inc	1,278,907
86,105	*	Impax Laboratories, Inc	1,562,806
63,457	*	INC Research Holdings, Inc	3,626,568
88,759	*	Innoviva, Inc	1,086,410
96,614	*,e	Inovio Pharmaceuticals, Inc	563,260
86,318	*	Insmed, Inc	2,331,449
28,816	*,e	Insys Therapeutics, Inc	148,402
16,668	*,e	Intellia Therapeutics, Inc	518,708
30,115	*	Intersect ENT, Inc	892,910
39,936	*	Intra-Cellular Therapies, Inc	622,602
271

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

45,626	*,e	Invitae Corp	$385,083
62,562	*	Iovance Biotherapeutics, Inc	486,420
156,472	*,e	Ironwood Pharmaceuticals, Inc	2,406,539
7,413	*	Jounce Therapeutics, Inc	103,782
9,487	*	Kala Pharmaceuticals, Inc	152,361
39,639	*	Karyopharm Therapeutics, Inc	404,714
111,165	*,e	Keryx Biopharmaceuticals, Inc	720,349
24,603	*	Kindred Biosciences Inc	183,292
23,393	*,e	Kura Oncology, Inc	348,556
20,522	*,e	La Jolla Pharmaceutical Co	705,136
33,486	*,e	Lannett Co, Inc	666,371
50,618	*,e	Lexicon Pharmaceuticals, Inc	515,797
24,023	*	Ligand Pharmaceuticals, Inc (Class B)	3,491,743
27,679	*	Loxo Oncology, Inc	2,384,823
48,826		Luminex Corp	1,042,435
39,634	*	MacroGenics, Inc	784,357
4,811	*	Madrigal Pharmaceuticals, Inc	240,502
62,114	*,e	Matinas BioPharma Holdings, Inc	69,568
80,186	*,e	Medicines Co	2,304,546
38,450	*,e	MediciNova, Inc	273,380
8,685	*	Medpace Holdings, Inc	325,427
15,796	e	Merrimack Pharmaceuticals, Inc	185,445
5,869	*	Mersana Therapeutics, Inc	95,430
121,344	*,e	MiMedx Group, Inc	1,538,642
29,493	*	Minerva Neurosciences, Inc	185,806
14,724	*	Miragen Therapeutics, Inc	121,915
85,320	*	Momenta Pharmaceuticals, Inc	1,203,012
22,963	*	MyoKardia, Inc	882,927
75,305	*	Myriad Genetics, Inc	2,581,455
20,842	*	NanoString Technologies, Inc	207,586
35,776	*	NantKwest, Inc	165,285
36,769	*	Natera, Inc	404,091
172,829	*	Nektar Therapeutics	4,163,451
65,452	*	NeoGenomics, Inc	567,469
33,785	*,e	Neos Therapeutics, Inc	351,364
25,570	*,e	NewLink Genetics Corp	239,335
328,397	*,e	Novavax, Inc	357,953
17,725	*,e	Novelion Therapeutics, Inc	83,662
33,197	*	Nymox Pharmaceutical Corp	118,181
26,356	*,e	Ocular Therapeutix, Inc	151,811
53,579	*,e	Omeros Corp	844,405
4,250	*,e	Oncocyte Corp	25,713
119,432	*,e	Organovo Holdings, Inc	189,897
33,123	*	Otonomy, Inc	98,541
5,970	*,e	Ovid therapeutics, Inc	38,686
120,516	*	Pacific Biosciences of California, Inc	509,783
46,185	*	Pacira Pharmaceuticals, Inc	1,480,229
27,651	*	Paratek Pharmaceuticals, Inc	591,731
187,085	*	PDL BioPharma, Inc	553,772
22,325		Phibro Animal Health Corp	840,536
40,136	*	Pieris Pharmaceuticals, Inc	202,687
66,130	*	Portola Pharmaceuticals, Inc	3,267,483
57,994	*	PRA Health Sciences, Inc	4,722,452
272

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

61,955	*	Prestige Brands Holdings, Inc	$2,905,690
82,822	*	Progenics Pharmaceuticals, Inc	512,668
10,965	*,e	Protagonist Therapeutics, Inc	164,146
44,616	*,e	Prothena Corp plc	2,589,959
46,691	*	PTC Therapeutics, Inc	874,989
33,401	*	Puma Biotechnology, Inc	4,251,947
13,796	*	Ra Pharmaceuticals, Inc	181,279
43,636	*,e	Radius Health, Inc	1,401,152
13,156	*	Reata Pharmaceuticals, Inc	398,364
15,942	*	Recro Pharma, Inc	137,579
32,774	*	REGENXBIO, Inc	981,581
43,715	*	Repligen Corp	1,626,198
44,820	*	Retrophin, Inc	1,114,673
26,304	*	Revance Therapeutics, Inc	683,904
146,467	*	Rigel Pharmaceuticals, Inc	549,251
41,787	*	Sage Therapeutics, Inc	2,644,281
97,440	*	Sangamo Biosciences, Inc	1,208,256
70,750	*	Sarepta Therapeutics, Inc	3,488,683
13,817	*,e	Selecta Biosciences, Inc	293,197
23,913	*,e	Seres Therapeutics, Inc	240,087
5,849	*,e	Sienna Biopharmaceuticals, Inc	114,640
31,082	*	Spark Therapeutics, Inc	2,514,534
91,483	*	Spectrum Pharmaceuticals, Inc	1,792,152
27,171	*	Stemline Therapeutics, Inc	370,884
25,095	*	Strongbridge Biopharma plc	150,570
27,806	*,e	Sucampo Pharmaceuticals, Inc (Class A)	278,060
55,048	*	Supernus Pharmaceuticals, Inc	2,289,997
10,389	*	Syndax Pharmaceuticals, Inc	116,149
269,179	*,e	Synergy Pharmaceuticals, Inc	734,859
14,716	*,e	Syros Pharmaceuticals, Inc	253,115
48,439	*,e	Teligent, Inc	275,134
59,580	*	Tetraphase Pharmaceuticals, Inc	358,076
57,027	*,e	TG Therapeutics, Inc	464,770
182,388	*,e	TherapeuticsMD, Inc	860,871
51,102	*,e	Theravance Biopharma, Inc	1,474,804
9,827	*,e	Tocagen, Inc	108,785
63,234	*	Trevena, Inc	94,851
45,989	*	Ultragenyx Pharmaceutical, Inc	2,119,633
51,722	*	Vanda Pharmaceuticals, Inc	812,035
24,961	*,e	VBI Vaccines, Inc	85,866
27,835	*	Veracyte, Inc	237,989
37,920	*	Versartis, Inc	68,256
16,739	*,e	Voyager Therapeutics, Inc	352,523
8,113	*	vTv Therapeutics, Inc	51,274
13,995	*,e	WaVe Life Sciences Pte Ltd	322,585
24,300	*,e	XBiotech, Inc	103,518
45,194	*	Xencor Inc	893,937
156,015	*,e	ZIOPHARM Oncology, Inc	727,030
36,996	*	Zogenix, Inc	1,387,350
13,359	*,e	Zynerba Pharmaceuticals, Inc	130,918
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	199,777,474
273

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

REAL ESTATE - 7.1%
96,388		Acadia Realty Trust	$2,713,322
32,581		Agree Realty Corp	1,540,755
56,493		Alexander & Baldwin, Inc	2,555,743
2,659		Alexander’s, Inc	1,092,849
12,985	*,e	Altisource Portfolio Solutions S.A.	335,532
57,995		Altisource Residential Corp	618,807
46,921		American Assets Trust,Inc	1,820,066
53,866		Armada Hoffler Properties, Inc	768,668
33,025		Ashford Hospitality Prime, Inc	321,003
93,265		Ashford Hospitality Trust, Inc	655,653
13,541	*	AV Homes, Inc	225,458
28,266		Bluerock Residential Growth REIT, Inc	319,123
90,289		CareTrust REIT, Inc	1,706,462
47,279		CatchMark Timber Trust Inc	605,171
195,933		CBL & Associates Properties, Inc	1,536,115
95,982		Cedar Realty Trust, Inc	522,142
45,512		Chatham Lodging Trust	989,886
69,878		Chesapeake Lodging Trust	1,949,596
32,242		City Office REIT, Inc	420,436
19,188		Clipper Realty, Inc	208,574
20,026		Community Healthcare Trust, Inc	549,313
4,973		Consolidated-Tomoka Land Co	291,020
13,847		CorEnergy Infrastructure Trust, Inc	499,600
485,962		Cousins Properties, Inc	4,383,377
232,472		DiamondRock Hospitality Co	2,524,646
44,555		Easterly Government Properties, Inc	896,447
39,362		EastGroup Properties, Inc	3,565,804
85,444		Education Realty Trust, Inc	2,981,996
39,521		Farmland Partners, Inc	330,000
137,677		First Industrial Realty Trust, Inc	4,251,466
12,331	*,e	Forestar Group, Inc	219,492
71,371		Four Corners Property Trust, Inc	1,761,436
121,443		Franklin Street Properties Corp	1,214,430
8,123	*	FRP Holdings, Inc	360,255
142,896		Geo Group, Inc	3,708,151
36,060		Getty Realty Corp	1,024,465
30,001		Gladstone Commercial Corp	649,822
27,795		Global Medical REIT, Inc	235,146
77,980		Global Net Lease, Inc	1,684,368
109,886		Government Properties Income Trust	1,996,629
175,855		Gramercy Property Trust	5,222,894
765		Griffin Land & Nurseries, Inc (Class A)	28,381
142,597		Healthcare Realty Trust, Inc	4,597,327
46,537		Hersha Hospitality Trust	823,240
43,164		HFF, Inc (Class A)	1,893,173
83,285		Independence Realty Trust, Inc	845,343
140,104		Investors Real Estate Trust	819,608
80,889	*	iStar Financial, Inc	946,401
15,338		Jernigan Capital, Inc	314,736
142,611		Kennedy-Wilson Holdings, Inc	2,773,784
96,240		Kite Realty Group Trust	1,798,726
132,303		LaSalle Hotel Properties	3,732,268
251,733		Lexington Realty Trust	2,547,538
274

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

45,731		LTC Properties, Inc	$2,126,949
105,234		Mack-Cali Realty Corp	2,396,178
21,261	*	Marcus & Millichap, Inc	604,238
7,422	*	Maui Land & Pineapple Co, Inc	118,381
30,787		MedEquities Realty Trust, Inc	357,745
80,609		Monmouth Real Estate Investment Corp (Class A)	1,373,577
47,463		National Health Investors, Inc	3,616,206
52,757		National Storage Affiliates Trust	1,307,846
98,401		New Senior Investment Group, Inc	879,705
21,017		NexPoint Residential Trust, Inc	499,154
63,599		NorthStar Realty Europe Corp	856,679
17,770		One Liberty Properties, Inc	430,567
80,035		Pebblebrook Hotel Trust	2,854,048
81,428		Pennsylvania REIT	791,480
211,514		Physicians Realty Trust	3,676,113
47,018		Potlatch Corp	2,435,532
36,970		Preferred Apartment Communities, Inc	733,854
23,710		PS Business Parks, Inc	3,137,544
56,778		QTS Realty Trust, Inc	3,284,607
111,073	*	Quality Care Properties, Inc	1,758,286
113,214		RAIT Investment Trust	60,569
93,091		Ramco-Gershenson Properties	1,175,739
20,700		Re/Max Holdings, Inc	1,376,550
12,451	*,e	Redfin Corp	293,097
125,850		Retail Opportunities Investment Corp	2,262,783
82,879		Rexford Industrial Realty, Inc	2,460,678
201,674		RLJ Lodging Trust	4,368,259
8,183		RMR Group, Inc	429,198
52,939		Ryman Hospitality Properties	3,500,856
207,645		Sabra Healthcare REIT, Inc	4,136,288
12,027		Safety Income and Growth, Inc	216,125
13,350		Saul Centers, Inc	815,952
74,848		Select Income REIT	1,808,328
29,421		Seritage Growth Properties	1,210,086
55,043	*	St. Joe Co	979,765
109,400		STAG Industrial, Inc	2,986,620
148,572		Starwood Waypoint Homes	5,394,649
6,939		Stratus Properties, Inc	206,435
121,193		Summit Hotel Properties, Inc	1,916,061
267,082		Sunstone Hotel Investors, Inc	4,358,778
21,672	*	Tejon Ranch Co	408,517
60,627		Terreno Realty Corp	2,226,223
55,419		Tier REIT, Inc	1,084,550
1,971	*	Transcontinental Realty Investors, Inc	58,499
21,521	*	Trinity Place Holdings, Inc	154,951
33,859		UMH Properties, Inc	505,853
14,731		Universal Health Realty Income Trust	1,078,457
113,529		Urban Edge Properties	2,663,390
35,661		Urstadt Biddle Properties, Inc (Class A)	774,914
216,784		Washington Prime Group, Inc	1,697,419
91,945		Washington REIT	2,959,710
44,533		Whitestone REIT	594,961
128,932		Xenia Hotels & Resorts, Inc	2,805,560
		TOTAL REAL ESTATE	170,585,152
275

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

RETAILING - 2.7%
30,262	*	1-800-FLOWERS.COM, Inc (Class A)	$284,463
73,757		Aaron’s, Inc	2,714,258
81,090		Abercrombie & Fitch Co (Class A)	1,089,039
188,587		American Eagle Outfitters, Inc	2,455,403
8,685	*	America’s Car-Mart, Inc	372,152
21,555	*	Asbury Automotive Group, Inc	1,323,477
204,892	*,e	Ascena Retail Group, Inc	397,490
5,999	*,e	At Home Group, Inc	122,979
44,967	*	Barnes & Noble Education, Inc	245,070
69,711		Barnes & Noble, Inc	487,977
24,649	e	Big 5 Sporting Goods Corp	156,521
51,581		Big Lots, Inc	2,646,621
13,407	*,e	Boot Barn Holdings, Inc	110,340
33,661	e	Buckle, Inc	553,723
16,153	*	Build-A-Bear Workshop, Inc	125,993
49,736		Caleres, Inc	1,359,285
35,955		Camping World Holdings, Inc	1,510,829
16,042	*,e	Carvana Co	227,476
28,429		Cato Corp (Class A)	365,597
153,040		Chico’s FAS, Inc	1,222,790
20,278		Children’s Place Retail Stores, Inc	2,206,246
14,334		Citi Trends, Inc	311,908
21,550	*,e	Conn’s, Inc	662,662
17,500	*,e	Container Store Group, Inc	63,175
53,559		Core-Mark Holding Co, Inc	1,824,220
16,272		Dillard’s, Inc (Class A)	826,618
76,344		DSW, Inc (Class A)	1,461,988
11,119	*,e	Duluth Holdings, Inc	229,719
90,450	*	Express Parent LLC	612,346
46,714	e	Finish Line, Inc (Class A)	433,039
62,796	*	Five Below, Inc	3,469,479
43,319	*	Francesca’s Holdings Corp	280,274
42,223	e	Fred’s, Inc (Class A)	186,203
20,323	*	FTD Cos, Inc	219,488
10,304	*	Gaia, Inc	125,194
22,493	*	Genesco, Inc	551,078
80,019	e	GNC Holdings, Inc	547,330
23,071		Group 1 Automotive, Inc	1,812,688
397,752	*	Groupon, Inc	1,897,277
70,370		Guess?, Inc	1,140,698
22,326		Haverty Furniture Cos, Inc	532,475
25,080	*,e	Hibbett Sports, Inc	321,024
37,818		HSN, Inc	1,425,739
13,777	*,e	J. Jill, Inc	70,400
385,935	*,e	JC Penney Co, Inc	1,080,618
15,584	*	Kirkland’s, Inc	182,333
15,574	*,e	Lands’ End, Inc	169,757
86,067	*	Liberty TripAdvisor Holdings, Inc	929,524
27,532		Lithia Motors, Inc (Class A)	3,116,072
32,773	*,e	Lumber Liquidators, Inc	1,008,753
276

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

29,977	*	MarineMax, Inc	$556,073
36,871		Monro Muffler, Inc	1,819,584
34,892		Nutri/System, Inc	1,742,855
616,270		Office Depot, Inc	1,910,437
55,327	*	Ollie’s Bargain Outlet Holdings, Inc	2,470,351
19,736	*,e	Overstock.com, Inc	905,882
33,020	*,e	Party City Holdco, Inc	368,173
23,519	e	PetMed Express, Inc	831,632
95,358		Pier 1 Imports, Inc	396,689
50,233	e	Rent-A-Center, Inc	499,316
24,609	*,e	RH	2,212,841
11,940	*,e	Sears Holdings Corp	65,789
11,910		Shoe Carnival, Inc	223,551
39,098	*	Shutterfly, Inc	1,669,485
47,068	*	Sleep Number Corp	1,529,710
28,923		Sonic Automotive, Inc (Class A)	574,122
42,393	*,e	Sportsman’s Warehouse Holdings, Inc	173,811
58,085	e	Tailored Brands, Inc	897,413
52,307		Tile Shop Holdings, Inc	447,225
22,229		Tilly’s, Inc	264,747
25,077	*	Vitamin Shoppe, Inc	115,354
2,826		Winmark Corp	369,500
25,452	*	Zumiez, Inc	449,228
		TOTAL RETAILING	65,963,576

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 3.5%
21,586	*,e	Acacia Communications, Inc	913,304
46,161	*	Advanced Energy Industries, Inc	3,910,760
22,516	*	Alpha & Omega Semiconductor Ltd	414,970
38,142	*,e	Ambarella, Inc	2,152,734
119,353	*	Amkor Technology, Inc	1,380,914
35,689	*	Axcelis Technologies, Inc	1,174,168
43,728	*	AXT, Inc	406,670
79,925		Brooks Automation, Inc	2,748,621
29,860		Cabot Microelectronics Corp	2,886,566
26,561	*	Ceva, Inc	1,282,896
16	*,†,m	China Energy Savings Technology, Inc	0
76,837	*	Cirrus Logic, Inc	4,302,872
32,236		Cohu, Inc	831,689
116,514	*	Cree, Inc	4,159,550
8,089	*,e	CyberOptics Corp	116,482
46,549	*	Diodes, Inc	1,598,493
24,935	*	DSP Group, Inc	334,129
165,135	*	Entegris, Inc	5,408,171
88,009	*	Formfactor, Inc	1,601,764
16,802	*,e	GSI Technology, Inc	116,270
21,192	*	Ichor Holdings Ltd	660,978
21,033	*,e	Impinj, Inc	718,067
49,303	*,e	Inphi Corp	2,020,437
159,326	*	Integrated Device Technology, Inc	4,950,259
29,522	*	IXYS Corp	729,193
71,986	*	Kopin Corp	252,671
143,679	*	Lattice Semiconductor Corp	840,522
277

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

47,131	*,e	MA-COM Technology Solutions	$1,926,715
70,629	*	MaxLinear, Inc	1,728,292
62,648		MKS Instruments, Inc	6,806,705
46,400		Monolithic Power Systems, Inc	5,645,488
28,616	*	Nanometrics, Inc	808,974
37,246	*,e	NeoPhotonics Corp Ltd	194,052
5,629		NVE Corp	478,915
32,711	*	PDF Solutions, Inc	479,216
77,509	*	Photronics, Inc	751,837
33,408	*	Pixelworks, Inc	186,751
33,338		Power Integrations, Inc	2,678,708
129,640	*	Rambus, Inc	1,907,004
36,617	*	Rudolph Technologies, Inc	1,016,122
75,379	*	Semtech Corp	3,094,308
45,361	*	Sigma Designs, Inc	274,434
48,771	*	Silicon Laboratories, Inc	4,628,368
23,686	*	SMART Global Holdings, Inc	743,030
70,189	*,e	SunPower Corp	499,746
38,300	*	Ultra Clean Holdings	977,416
56,104	*	Veeco Instruments, Inc	1,012,677
62,854	*	Xcerra Corp	619,112
57,378		Xperi Corp	1,319,694
		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	83,690,714

SOFTWARE & SERVICES - 8.7%
50,888	*	2U, Inc	3,238,003
101,509	*	8x8, Inc	1,355,145
57,657	*	A10 Networks, Inc	421,473
135,478	*	ACI Worldwide, Inc	3,262,310
35,982	*	Actua Corp	555,922
91,978	*	Acxiom Corp	2,314,166
23,742	*	Alarm.com Holdings, Inc	1,108,277
10,466	*	Alteryx, Inc	236,427
23,669	*	Amber Road, Inc	176,571
31,219		American Software, Inc (Class A)	387,428
9,167	*	Appfolio, Inc	420,765
26,348	*	Apptio, Inc	638,939
88,788	*	Aspen Technology, Inc	5,728,602
56,411	*	Bankrate, Inc	784,113
29,317	*	Barracuda Networks, Inc	683,379
97,252	*	Bazaarvoice, Inc	469,241
18,656	*,e	Benefitfocus, Inc	511,174
55,423		Blackbaud, Inc	5,614,350
63,563	*	Blackhawk Network Holdings, Inc	2,157,964
18,435	*	Blackline, Inc	654,811
52,176	*	Blucora, Inc	1,132,219
46,639	*	Bottomline Technologies, Inc	1,518,566
97,075	*	Box, Inc	2,130,796
39,647	*	Brightcove, Inc	317,176
35,938	*,e	BroadSoft, Inc	1,971,199
28,466	*	CACI International, Inc (Class A)	4,091,987
75,651	*	Callidus Software, Inc	1,917,753
28,970	*	Carbonite, Inc	657,619
278

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

53,575	*	Cardtronics plc	$1,226,867
16,291	*	Care.com, Inc	250,393
84,580	*,e	Cars.com, Inc	2,014,696
12,874		Cass Information Systems, Inc	830,373
29,774	*	ChannelAdvisor Corp	334,957
29,029	*,e	Cimpress NV	3,168,225
16,397	*,e	Cloudera, Inc	248,087
34,059	*	CommerceHub, Inc	726,478
16,052	*	CommerceHub, Inc (Series A)	358,441
45,821	*	Commvault Systems, Inc	2,384,983
109,215		Convergys Corp	2,810,102
61,113	*	Cornerstone OnDemand, Inc	2,344,295
37,616	*	Coupa Software, Inc	1,307,156
39,065		CSG Systems International, Inc	1,654,012
64,185	*	DHI Group, Inc	141,207
11,709	*,e	Digimarc Corp	418,011
28,146	e	Ebix, Inc	1,912,521
40,499	*	Ellie Mae, Inc	3,642,885
68,116	*	Endurance International Group Holdings, Inc	558,551
50,582	*	Envestnet, Inc	2,701,079
57,451	*	EPAM Systems, Inc	5,236,659
135,875	*	Etsy, Inc	2,269,112
19,876	*	Everbridge, Inc	529,497
74,741	*	Everi Holdings, Inc	619,603
70,788		EVERTEC, Inc	1,061,820
16,423	*	EXA Corp	398,094
38,539	*	ExlService Holdings, Inc	2,405,604
36,085		Fair Isaac Corp	5,238,099
60,994	*	Five9, Inc	1,538,879
11,813		Forrester Research, Inc	516,228
45,168	*	Gigamon, Inc	1,738,968
121,503	*,e	Glu Mobile, Inc	487,227
66,405	*,e	Gogo, Inc	660,066
101,810	*,e	GrubHub, Inc	6,212,446
36,937	*	GTT Communications, Inc	1,346,354
28,047		Hackett Group, Inc	433,046
62,000	*	Hortonworks, Inc	1,023,620
39,680	*	HubSpot, Inc	3,434,304
39,302	*	Imperva, Inc	1,678,195
40,842	*	Information Services Group, Inc	166,635
4,713	*	Inspired Entertainment, Inc	53,964
24,963	*	Instructure, Inc	868,712
93,805	*,e	Internap Network Services Corp	436,193
54,005		j2 Global, Inc	4,003,931
13,798	*	Leaf Group Ltd	97,276
84,841	*	Limelight Networks, Inc	419,963
30,035	*	Liquidity Services, Inc	171,200
64,265	*	Liveperson, Inc	902,923
6,072	*	Majesco	36,250
29,935		Mantech International Corp (Class A)	1,389,283
75,008		MAXIMUS, Inc	4,982,781
77,886	*	Meet Group, Inc	264,034
11,162	*	MicroStrategy, Inc (Class A)	1,476,286
279

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

49,926	*	MINDBODY, Inc	$1,610,114
37,219	*	Mitek Systems, Inc	331,249
64,209	*	MobileIron, Inc	247,205
27,941	*	Model N, Inc	406,542
38,139	*,e	MoneyGram International, Inc	593,061
48,837		Monotype Imaging Holdings, Inc	1,125,693
28,253	*	MuleSoft, Inc	660,838
36,334	*	New Relic, Inc	1,865,024
76,241		NIC, Inc	1,296,097
69,735	*,e	Nutanix, Inc	1,987,448
16,800	*	Okta, Inc	485,856
15,163	*,e	Park City Group, Inc	167,551
57,602	*	Paycom Software, Inc	4,734,884
30,410	*	Paylocity Holding Corp	1,624,198
42,589		Pegasystems, Inc	2,482,939
40,293	*	Perficient, Inc	783,699
50,746	*	Planet Payment, Inc	226,835
22,210	*,e	Presidio, Inc	328,708
55,342		Progress Software Corp	2,342,627
51,230	*	Proofpoint, Inc	4,734,164
30,870	*	PROS Holdings, Inc	697,353
36,709	*	Q2 Holdings, Inc	1,561,968
11,558		QAD, Inc (Class A)	427,646
36,390	*	Qualys, Inc	1,925,031
42,514	*	QuinStreet, Inc	378,375
85,979	*	Quotient Technology, Inc	1,345,571
23,972	*	Rapid7, Inc	433,414
28,670	*	RealNetworks, Inc	135,322
68,204	*	RealPage, Inc	2,953,233
11,469		Reis, Inc	209,309
74,880	*	RingCentral, Inc	3,156,192
20,079	*	Rosetta Stone, Inc	204,203
52,077	*	Rubicon Project, Inc	185,394
50,904		Science Applications International Corp	3,733,299
9,490	*,e	SecureWorks Corp	95,090
89,088	*	ServiceSource International LLC	310,026
21,669	*	Shutterstock, Inc	844,874
49,145	*	Silver Spring Networks, Inc	792,217
19,702	*	SPS Commerce, Inc	968,550
18,867	*	Stamps.com, Inc	4,233,755
11,835	*	StarTek, Inc	141,310
46,653	*	Sykes Enterprises, Inc	1,350,138
50,703	*,e	Synchronoss Technologies, Inc	574,465
38,748	*	Syntel, Inc	905,153
23,000	*	TechTarget, Inc	286,580
37,092	*	TeleNav, Inc	239,243
16,307		TeleTech Holdings, Inc	679,187
141,811		TiVo Corp	2,573,870
29,093	*	Trade Desk, Inc	1,917,811
145,889		Travelport Worldwide Ltd	2,288,998
80,632	*	TrueCar, Inc	1,304,626
10,557	*,e	Tucows, Inc	617,057
75,374	*,e	Twilio, Inc	2,408,199
280

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

60,166	*,e	Unisys Corp	$526,453
8,544	*	Upland Software, Inc	187,712
22,335	*	Varonis Systems, Inc	973,806
35,507	*	Vasco Data Security International	482,895
72,681	*	Verint Systems, Inc	3,067,138
2,969	*,e	Veritone, Inc	105,400
59,824	*,e	VirnetX Holding Corp	308,094
31,481	*	Virtusa Corp	1,201,315
44,808	*	Website Pros, Inc	1,079,873
29,117	*	Workiva, Inc	650,765
29,069	*	XO Group, Inc	580,217
90,440	*	Yelp, Inc	4,225,357
14,251	*,e	Yext, Inc	163,601
116,303	*	Zendesk, Inc	3,605,393
63,373	*	Zix Corp	307,359
		TOTAL SOFTWARE & SERVICES	210,964,515

TECHNOLOGY HARDWARE & EQUIPMENT - 5.2%
128,509	*,e	3D Systems Corp	1,590,941
55,520		Adtran, Inc	1,171,472
36,710	*	Aerohive Networks, Inc	145,372
17,472	*	Agilysys, Inc	214,381
10,178	*,e	Akoustis Technologies, Inc	61,984
33,743	*	Anixter International, Inc	2,318,144
21,550	*,e	Applied Optoelectronics, Inc	877,947
39,275	*	Avid Technology, Inc	174,381
56,375		AVX Corp	1,062,105
32,925		Badger Meter, Inc	1,442,115
11,452		Bel Fuse, Inc (Class B)	370,472
49,608		Belden CDT, Inc	3,964,175
58,634	*	Benchmark Electronics, Inc	1,814,722
41,188	*	CalAmp Corp	936,203
50,447	*	Calix, Inc	277,459
168,687	*	Ciena Corp	3,587,973
13,438	*,e	Clearfield, Inc	184,101
27,358		Comtech Telecommunications Corp	588,471
28,678	*	Control4 Corp	844,567
23,421	e	CPI Card Group, Inc	25,295
47,272	*	Cray, Inc	976,167
37,527		CTS Corp	1,020,734
42,437		Daktronics, Inc	435,828
87,843	e	Diebold, Inc	1,695,370
31,119	*	Digi International, Inc	323,638
20,630	*	Eastman Kodak Co	110,371
37,138	*	Electro Scientific Industries, Inc	664,399
53,816	*	Electronics for Imaging, Inc	1,660,762
31,557	*	EMCORE Corp	260,345
15,367	*	ePlus, Inc	1,469,085
127,412	*	Extreme Networks, Inc	1,528,944
42,601	*	Fabrinet	1,583,905
19,613	*	FARO Technologies, Inc	1,015,953
136,348	*	Finisar Corp	3,209,632
204,382	*,e	Fitbit, Inc	1,254,905
281

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

92,145	*	Harmonic, Inc	$340,937
70,506	*	II-VI, Inc	3,186,871
34,800	*,e	Immersion Corp	281,184
169,984	*	Infinera Corp	1,422,766
41,742	*	Insight Enterprises, Inc	1,880,477
40,247		InterDigital, Inc	2,952,117
22,899	*	Intevac, Inc	192,352
27,499	*	Iteris, Inc	190,018
40,980	*	Itron, Inc	3,202,587
55,716	*	Kemet Corp	1,431,344
31,224	*	Kimball Electronics, Inc	686,928
103,186	*	Knowles Corp	1,708,760
19,212	*	KVH Industries, Inc	221,899
26,652		Littelfuse, Inc	5,570,268
71,114	*	Lumentum Holdings, Inc	4,490,849
42,187	*,e	Maxwell Technologies, Inc	203,341
3,745		Mesa Laboratories, Inc	597,140
41,939		Methode Electronics, Inc	1,966,939
80,535	*,e	Microvision, Inc	177,982
19,647		MTS Systems Corp	1,022,626
13,881	*	Napco Security Technologies, Inc	140,892
37,890	*	Netgear, Inc	1,767,569
103,914	*	Netscout Systems, Inc	2,951,158
37,215	*	Novanta, Inc	1,760,270
194,403	*,e	Oclaro, Inc	1,607,713
20,403	*	OSI Systems, Inc	1,803,217
22,861		Park Electrochemical Corp	431,616
13,833		PC Connection, Inc	373,491
11,799	*	PC Mall, Inc	165,776
38,204		Plantronics, Inc	1,732,933
40,364	*	Plexus Corp	2,479,561
109,005	*	Pure Storage, Inc	1,790,952
24,775	*	Quantenna Communications, Inc	383,765
32,926	*	Quantum Corp	174,508
42,747	*	Radisys Corp	56,426
21,679	*	Rogers Corp	3,296,942
87,271	*	Sanmina Corp	2,855,943
28,338	*	Scansource, Inc	1,217,117
55,463	*	Sonus Networks, Inc	432,611
58,473	*,e	Stratasys Ltd	1,316,812
45,701	*	Super Micro Computer, Inc	909,450
40,501	*	Synaptics, Inc	1,503,397
33,792		SYNNEX Corp	4,557,865
13,420		Systemax, Inc	383,141
41,101	*	Tech Data Corp	3,812,940
108,540	*	TTM Technologies, Inc	1,712,761
27,075	*,e	Ubiquiti Networks, Inc	1,683,524
45,919	*	USA Technologies, Inc	291,586
129,456	*	VeriFone Systems, Inc	2,470,020
62,383	*,e	Viasat, Inc	4,061,133
266,046	*	Viavi Solutions, Inc	2,468,907
156,515	e	Vishay Intertechnology, Inc	3,482,459
11,982	*	Vishay Precision Group, Inc	294,158
		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	124,960,316
282

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

TELECOMMUNICATION SERVICES - 0.9%
12,323		ATN International, Inc	$669,016
41,998	*	Boingo Wireless, Inc	981,913
49,186	*	Cincinnati Bell, Inc	939,453
48,352		Cogent Communications Group, Inc	2,606,173
77,469		Consolidated Communications Holdings, Inc	1,485,081
93,522	e	Frontier Communications Corp	1,132,551
31,545	*	General Communication, Inc (Class A)	1,289,875
580,128	*,e	Globalstar, Inc	934,006
6,993	*	Hawaiian Telcom Holdco, Inc	210,839
20,120		IDT Corp (Class B)	265,182
42,619	*	Intelsat S.A.	185,393
99,900	*,e	Iridium Communications, Inc	1,198,800
25,422	*	Lumos Networks Corp	456,579
19,812	*	Ooma, Inc	208,026
76,555	*	Orbcomm, Inc	865,837
10,970	*,e	pdvWireless, Inc	313,193
53,800		Shenandoah Telecom Co	2,044,400
24,468		Spok Holdings, Inc	414,733
11,932	*	Straight Path Communications, Inc	2,165,777
233,810	*	Vonage Holdings Corp	1,900,875
223,649	e	Windstream Holdings, Inc	420,460
		TOTAL TELECOMMUNICATION SERVICES	20,688,162

TRANSPORTATION - 1.6%
69,081	*	Air Transport Services Group, Inc	1,671,760
15,054		Allegiant Travel Co	2,053,366
30,376		Arkansas Best Corp	990,258
26,903	*	Atlas Air Worldwide Holdings, Inc	1,650,499
89,473	*	Avis Budget Group, Inc	3,690,761
58,957		Costamare, Inc	366,123
13,793	*	Covenant Transportation Group, Inc	409,652
24,136	*	Daseke, Inc	333,801
43,341	*,e	Eagle Bulk Shipping, Inc	203,703
32,545	*	Echo Global Logistics, Inc	782,707
36,070		Forward Air Corp	2,071,861
8,743	*	Genco Shipping & Trading Ltd	105,003
63,785	*	Hawaiian Holdings, Inc	2,136,797
55,059		Heartland Express, Inc	1,174,408
64,235	*	Hertz Global Holdings, Inc	1,597,524
37,926	*	Hub Group, Inc (Class A)	1,642,196
145,857	*	Knight-Swift Transportation Holdings, Inc	6,045,773
46,156		Marten Transport Ltd	906,965
50,825		Matson, Inc	1,383,965
99,748	*,e	Navios Maritime Holdings, Inc	181,541
10,288		Park-Ohio Holdings Corp	485,079
44,145	*	Radiant Logistics, Inc	215,428
35,045	*	Roadrunner Transportation Services Holdings, Inc	308,396
55,051	*	Safe Bulkers, Inc	195,431
29,727	*	Saia, Inc	1,926,310
38,066		Schneider National, Inc	996,948
283

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

80,029	*	Scorpio Bulkers, Inc	$640,232
59,677		Skywest, Inc	2,810,787
9,781		Universal Truckload Services, Inc	211,270
55,269		Werner Enterprises, Inc	1,970,340
38,036	*	YRC Worldwide, Inc	512,345
		TOTAL TRANSPORTATION	39,671,229

UTILITIES - 3.7%
60,751		Allete, Inc	4,759,841
42,195		American States Water Co	2,267,981
13,565	*	AquaVenture Holdings Ltd	165,086
9,200		Artesian Resources Corp	373,704
139,113	*	Atlantic Power Corp	340,827
76,742		Avista Corp	4,009,002
62,175		Black Hills Corp	4,057,540
24,453	*,e	Cadiz, Inc	324,002
55,800		California Water Service Group	2,343,600
18,487		Chesapeake Utilities Corp	1,489,128
12,971		Connecticut Water Service, Inc	804,461
16,592		Consolidated Water Co, Inc	204,082
129,390	*	Dynegy, Inc	1,610,906
46,738		El Paso Electric Co	2,687,435
16,769		Genie Energy Ltd	95,919
11,990		Global Water Resources, Inc	112,826
59,831		Idacorp, Inc	5,506,247
40,615		MGE Energy, Inc	2,682,621
18,794		Middlesex Water Co	817,163
99,936		New Jersey Resources Corp	4,442,155
33,418		Northwest Natural Gas Co	2,217,284
57,025		NorthWestern Corp	3,380,442
40,697		NRG Yield, Inc (Class A)	746,790
75,031		NRG Yield, Inc (Class C)	1,395,577
62,027		ONE Gas, Inc	4,774,839
46,408		Ormat Technologies, Inc	3,013,271
46,166		Otter Tail Corp	2,121,328
82,677		Pattern Energy Group, Inc	1,907,358
92,750		PNM Resources, Inc	4,025,350
106,206		Portland General Electric Co	5,070,275
19,960	*	Pure Cycle Corp	151,696
7,883		RGC Resources, Inc	229,316
19,005		SJW Corp	1,127,187
92,809		South Jersey Industries, Inc	3,152,722
55,203		Southwest Gas Corp	4,548,175
13,545	e	Spark Energy, Inc	189,630
56,208		Spire, Inc	4,437,622
104,023	*	TerraForm Global, Inc	507,112
52,651		TerraForm Power, Inc	707,103
16,682		Unitil Corp	867,464
27,783	*,e	Vivint Solar, Inc	104,186
60,722		WGL Holdings, Inc	5,203,875
14,841		York Water Co	522,403
		TOTAL UTILITIES	89,495,531

		TOTAL COMMON STOCKS	2,408,014,598
		(Cost $1,726,788,150)
284

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

SHARES		COMPANY	VALUE

RIGHTS / WARRANTS - 0.0%

DIVERSIFIED FINANCIALS - 0.0%
1,297	m	Emergent Capital, Inc	$0
		TOTAL DIVERSIFIED FINANCIALS	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
8,325	†,m	Forest Laboratories, Inc CVR	7,909
5,149	†,m	Omthera Pharmaceuticals, Inc	3,089
9,351	*,m	Tobira Therapeutics, Inc	561
		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	11,559

SOFTWARE & SERVICES - 0.0%
17,421	†,m	Gerber Scientific, Inc	0
		TOTAL SOFTWARE & SERVICES	0

		TOTAL RIGHTS / WARRANTS	11,559
		(Cost $997)

PRINCIPAL		ISSUER	RATE	MATURITY DATE

SHORT-TERM INVESTMENTS - 8.3%

GOVERNMENT AGENCY DEBT - 0.2%
$4,050,000		Federal Home Loan Bank (FHLB)	0.700%	11/01/17	4,050,000
		TOTAL GOVERNMENT AGENCY DEBT			4,050,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 8.1%
195,804,934	c	State Street Navigator Securities Lending Government Money Market Portfolio			195,804,934
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			195,804,934

		TOTAL SHORT-TERM INVESTMENTS			199,854,934
		(Cost $199,854,934)
		TOTAL INVESTMENTS - 108.0%			2,607,881,091
		(Cost $1,926,644,081)
		OTHER ASSETS & LIABILITIES, NET - (8.0)%			(193,760,584)
		NET ASSETS - 100.0%			$2,414,120,507

Abbreviation(s):
REIT Real Estate Investment Trust
CVR Contingent Value Rights

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
285

TIAA-CREF FUNDS - Small-Cap Blend Index Fund

d	All or a portion of these securities have been segregated to cover margin requirements on open futures contracts.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $190,613,634.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

Description	Number of long (short) contracts	Expiration date	Notional amount	Value	Unrealized appreciation (depreciation)
Russell 2000 E Mini Index	48	12/15/17	$3,607,181	$3,606,480	$(701)
286

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.7%

BRAZIL - 6.8%
2,144,651		AMBEV S.A.	$13,701,955
406,349		Banco Bradesco S.A.	4,071,813
1,402,748		Banco Bradesco S.A. (Preference)	14,870,938
393,286		Banco do Brasil S.A.	4,140,485
1,486,186		Banco Itau Holding Financeira S.A.	19,103,757
187,539		Banco Santander Brasil S.A.	1,640,171
318,000		BB Seguridade Participacoes S.A.	2,695,607
943,774		BM&F Bovespa S.A.	6,895,179
372,837	*	BR Malls Participacoes S.A.	1,445,167
76,715	*	Braskem S.A.	1,227,890
208,856	*	BRF S.A.	2,825,139
95,700	*	Centrais Eletricas Brasileiras S.A.	645,060
101,592	*	Centrais Eletricas Brasileiras S.A. (Preference)	786,948
70,657	*	Cia Brasileira de Distribuicao Grupo Pao de Acucar	1,645,848
552,656		Cia de Concessoes Rodoviarias	3,074,722
150,400		Cia de Saneamento Basico do Estado de Sao Paulo	1,370,073
331,891		Cia Energetica de Minas Gerais	784,250
46,895		Cia Paranaense de Energia	358,239
262,630	*	Cia Siderurgica Nacional S.A.	676,786
559,438		Cielo S.A.	3,827,293
102,736		Cosan SA Industria e Comercio	1,174,556
109,681		CPFL Energia S.A.	922,027
126,862		EDP - Energias do Brasil S.A.	558,436
301,279		Empresa Brasileira de Aeronautica S.A.	1,443,170
72,700		Engie Brasil Energia S.A.	795,604
92,600		Equatorial Energia S.A.	1,726,714
112,063		Fibria Celulose S.A.	1,792,981
404,575		Gerdau S.A. (Preference)	1,354,231
153,882		Hypermarcas S.A.	1,608,769
394,064		JBS S.A.	908,276
257,220		Klabin S.A.	1,486,094
627,096		Kroton Educacional S.A.	3,448,616
70,445		Localiza Rent A Car	1,246,187
69,210		Lojas Americanas S.A.	302,753
326,985		Lojas Americanas S.A.(Preference)	1,757,221
321,795	*	Lojas Renner S.A.	3,391,768
38,400		M Dias Branco S.A.	565,207
34,569		Multiplan Empreendimentos Imobiliarios S.A.	755,566
71,792		Natura Cosmeticos S.A.	679,668
110,453		Odontoprev S.A.	531,449
1,380,872	*	Petroleo Brasileiro S.A.	7,353,282
1,839,446	*	Petroleo Brasileiro S.A. (Preference)	9,429,740
41,181		Porto Seguro S.A.	449,538
97,300		Qualicorp S.A.	1,041,024
287

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

106,000		Raia Drogasil S.A.	$2,534,240
486,300	*	Rumo S.A.	1,887,938
120,109		Satipel Industrial S.A.	351,005
74,936		Sul America SA	410,724
179,900		Suzano Papel e Celulose S.A.	1,118,016
200,421	*	Telefonica Brasil S.A.	3,093,957
354,866		Tim Participacoes S.A.	1,315,845
74,800		Transmissora Alianca de Energia Eletrica S.A.	468,743
185,480		Ultrapar Participacoes S.A.	4,428,205
1,254,022		Vale S.A.	12,305,232
148,400		Vale S.A. (Preference)	1,349,132
245,440		Weg S.A.	1,596,602
		TOTAL BRAZIL	161,369,836

CHILE - 1.2%
1,256,501		AES Gener S.A.	433,857
1,207,642		Aguas Andinas S.A.	786,784
10,317,334		Banco de Chile	1,582,656
15,037		Banco de Credito e Inversiones	1,011,185
28,034,883		Banco Santander Chile S.A.	2,204,204
648,374		Centros Comerciales Sudamericanos S.A.	1,939,764
55,611		Cia Cervecerias Unidas S.A.	802,354
3,687,221		Colbun S.A.	870,461
61,461,974		Corpbanca S.A.	572,950
103,324		Embotelladora Andina S.A.	529,713
1,466,501		Empresa Nacional de Electricidad S.A.	1,278,757
62,487		Empresa Nacional de Telecomunicaciones S.A.	726,300
566,452		Empresas CMPC S.A.	1,805,936
254,615		Empresas COPEC S.A.	3,922,535
9,039,119		Enersis Chile S.A.	1,053,676
13,147,370		Enersis S.A.	2,827,938
131,920		Lan Airlines S.A.	1,818,416
337,336		SACI Falabella	3,222,196
43,597		Sociedad Quimica y Minera de Chile S.A. (Class B)	2,602,540
		TOTAL CHILE	29,992,222

CHINA - 28.5%
481,500	*,g	3SBio, Inc	862,403
40,487	*	58.COM, Inc (ADR)	2,719,512
338,500		AAC Technologies Holdings, Inc	6,207,114
12,766,000		Agricultural Bank of China	6,012,695
914,000		Air China Ltd	871,501
519,402	*	Alibaba Group Holding Ltd (ADR)	96,032,236
1,752,000	*,e	Alibaba Health Information Technology Ltd	939,123
2,164,000	*,e	Aluminum Corp of China Ltd	1,738,109
592,000		Anhui Conch Cement Co Ltd	2,535,946
496,000		Anta Sports Products Ltd	2,218,540
22,700	*	Autohome, Inc (ADR)	1,305,477
1,296,000		AviChina Industry & Technology Co	752,751
125,245	*	Baidu, Inc (ADR)	30,552,265
37,006,000		Bank of China Ltd	18,494,220
4,168,500		Bank of Communications Co Ltd	3,146,940
734,000		Beijing Capital International Airport Co Ltd	1,205,318
288

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

238,000		Beijing Enterprises Holdings Ltd	$1,414,971
2,274,000		Beijing Enterprises Water Group Ltd	1,910,901
1,364,000		Brilliance China Automotive Holdings Ltd	3,456,552
308,000	e	Byd Co Ltd	2,693,070
5,295,000	g	CGN Power Co Ltd	1,555,503
4,299,000		China Cinda Asset Management Co Ltd	1,670,561
4,463,600		China Citic Bank	2,876,103
1,474,000	e	China Coal Energy Co	675,097
2,139,000		China Communications Construction Co Ltd	2,598,021
1,184,400		China Communications Services Corp Ltd	718,789
758,500		China Conch Venture Holdings Ltd	1,546,519
38,635,350		China Construction Bank	34,528,991
1,527,000		China Everbright Bank Co Ltd	720,808
1,160,000		China Everbright International Ltd	1,636,592
460,000		China Everbright Ltd	1,091,520
1,494,000	*,e	China Evergrande Group	5,762,887
1,745,000		China Galaxy Securities Co Ltd	1,522,458
3,132,000	g	China Huarong Asset Management Co Ltd	1,473,305
2,230,000	*,†,e,m	China Huishan Dairy Holdings Co Ltd	2,858
738,224		China Insurance International Holdings Co Ltd	2,434,480
3,483,000		China Life Insurance Co Ltd	11,547,191
1,662,000		China Longyuan Power Group Corp	1,232,523
566,000		China Medical System Holdings Ltd	1,046,606
1,282,000		China Mengniu Dairy Co Ltd	3,552,679
1,822,500		China Merchants Bank Co Ltd	6,959,504
634,440		China Merchants Holdings International Co Ltd	1,984,636
2,751,800		China Minsheng Banking Corp Ltd	2,665,720
2,834,500		China Mobile Hong Kong Ltd	28,510,435
1,350,000	e	China National Building Material Co Ltd	1,139,438
1,106,000		China Oilfield Services Ltd	981,830
1,780,000		China Overseas Land & Investment Ltd	5,779,688
1,239,200		China Pacific Insurance Group Co Ltd	6,118,933
1,535,000	e	China Power International Development Ltd	488,025
982,500		China Railway Construction Corp	1,233,858
1,982,000		China Railway Group Ltd	1,593,138
776,677		China Resources Beer Holdings Company Ltd	2,241,522
424,000		China Resources Gas Group Ltd	1,553,127
1,277,555		China Resources Land Ltd	3,812,846
921,372		China Resources Power Holdings Co	1,771,868
1,711,500		China Shenhua Energy Co Ltd	4,094,367
950,000		China Southern Airlines Co Ltd	702,357
966,000		China State Construction International Holdings Ltd	1,357,292
6,736,000		China Telecom Corp Ltd	3,378,093
2,784,000	*	China Unicom Ltd	3,950,103
622,900		China Vanke Co Ltd	2,217,359
479,600		Chongqing Changan Automobile Co Ltd	627,671
1,211,000		Chongqing Rural Commercial Bank	823,238
2,634,000		Citic Pacific Ltd	3,858,638
1,136,000		CITIC Securities Co Ltd	2,524,072
8,546,000		CNOOC Ltd	11,668,647
781,510		COSCO Pacific Ltd	905,682
2,468,675		Country Garden Holdings Co Ltd	3,913,365
2,152,050		CRRC Corp Ltd	2,123,452
289

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,946,000		CSPC Pharmaceutical Group Ltd	$3,385,520
181,004	*	Ctrip.com International Ltd (ADR)	8,668,282
1,370,000		Dongfeng Motor Group Co Ltd	1,880,585
356,000		ENN Energy Holdings Ltd	2,612,438
923,000		Far East Horizon Ltd	917,198
1,213,952		Fosun International	3,011,825
1,670,000		Franshion Properties China Ltd	750,503
241,600	g	Fuyao Glass Industry Group Co Ltd	921,305
2,240,000		Geely Automobile Holdings Ltd	6,945,949
700,200		GF Securities Co Ltd	1,493,254
6,332,668	e	GOME Electrical Appliances Holdings Ltd	812,098
1,458,500	e	Great Wall Motor Co Ltd	1,840,266
1,376,000		Guangdong Investments Ltd	1,993,560
994,000		Guangzhou Automobile Group Co Ltd	2,471,897
441,200		Guangzhou R&F Properties Co Ltd	940,778
290,000		Haitian International Holdings Ltd	868,424
1,585,600		Haitong Securities Co Ltd	2,510,323
348,000		Hengan International Group Co Ltd	3,431,755
2,130,000		Huaneng Power International, Inc	1,424,520
2,232,000		Huaneng Renewables Corp Ltd	767,594
814,200	g	Huatai Securities Co Ltd	1,758,662
33,986,000		Industrial & Commercial Bank of China	27,041,471
301,032	*	JD.com, Inc (ADR)	11,294,721
674,000		Jiangsu Express	1,033,363
674,000		Jiangxi Copper Co Ltd	1,076,213
354,000		Kingsoft Corp Ltd	894,784
3,662,000		Lenovo Group Ltd	2,124,236
676,500		Longfor Properties Co Ltd	1,580,253
308,000		Minth Group Ltd	1,663,955
48,400	*	Momo, Inc (ADR)	1,474,748
36,083		Netease.com (ADR)	10,172,519
371,600		New China Life insurance Co Ltd	2,326,353
61,044		New Oriental Education & Technology Group (ADR)	5,081,303
3,546,000		People’s Insurance Co Group of China Ltd	1,687,742
2,179,055		PICC Property & Casualty Co Ltd	4,324,312
2,408,000		Ping An Insurance Group Co of China Ltd	21,161,356
1,315,800	*,e	Semiconductor Manufacturing International Corp	2,019,007
1,232,000		Shandong Weigao Group Medical Polymer Co Ltd	884,815
1,602,000	*	Shanghai Electric Group Co Ltd	727,139
231,000		Shanghai Fosun Pharmaceutical Group Co Ltd	1,153,927
237,000		Shanghai Industrial Holdings Ltd	728,056
478,699		Shanghai Lujiazui Finance & Trade Zone Development Co Ltd	742,941
328,000		Shanghai Pharmaceuticals Holding Co Ltd	847,891
351,000		Shenzhou International Group Holdings Ltd	2,999,381
1,689,000		Sihuan Pharmaceutical Holdings	611,026
25,671	*	Sina Corp	2,763,483
1,403,971		Sino-Ocean Land Holdings Ltd	916,858
600,500		Sinopec Engineering Group Co Ltd	514,952
1,666,000		Sinopec Shanghai Petrochemical Co Ltd	993,725
563,200		Sinopharm Group Co	2,521,731
1,016,000		Soho China Ltd	588,597
939,000	e	Sunac China Holdings Ltd	4,784,088
328,000		Sunny Optical Technology Group Co Ltd	4,810,916
290

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

127,900		TAL Education Group (ADR)	$3,517,250
2,596,700		Tencent Holdings Ltd	116,708,914
934,000		Tingyi Cayman Islands Holding Corp	1,472,784
432,000		Travelsky Technology Ltd	1,119,695
200,000		Tsingtao Brewery Co Ltd	837,537
194,024	*	Vipshop Holdings Ltd (ADR)	1,532,790
2,558,000		Want Want China Holdings Ltd	2,094,295
20,767	*,e	Weibo Corp (ADR)	1,924,063
909,800		Weichai Power Co Ltd	1,132,905
1,220,000		Yanzhou Coal Mining Co Ltd	1,217,672
19,404	*	YY, Inc (ADR)	1,753,928
708,000		Zhejiang Expressway Co Ltd	875,545
270,400		Zhuzhou CSR Times Electric Co Ltd	1,582,637
3,496,000		Zijin Mining Group Co Ltd	1,209,822
359,864	*	ZTE Corp	1,250,298
		TOTAL CHINA	681,424,772

COLOMBIA - 0.4%
101,477		BanColombia S.A.	940,698
193,433		BanColombia S.A. (Preference)	1,844,006
198,544		Cementos Argos S.A.	724,458
3,652,198		Ecopetrol S.A.	1,998,951
107,119		Grupo Argos S.A.	698,621
1,603,675		Grupo Aval Acciones y Valores	666,869
97,807		Grupo de Inversiones Suramericana S.A.	1,241,698
58,915		Grupo de Inversiones Suramericana S.A. (Preference)	727,420
151,305		Interconexion Electrica S.A.	662,508
		TOTAL COLOMBIA	9,505,229

CZECH REPUBLIC - 0.2%
76,154		CEZ AS	1,669,852
34,678		Komercni Banka AS	1,490,762
230,341	g	Moneta Money Bank AS.	787,355
19,025		Telefonica O2 Czech Republic AS	231,712
		TOTAL CZECH REPUBLIC	4,179,681

EGYPT - 0.1%
475,603		Commercial International Bank	2,125,776
213,297		Egyptian Financial Group-Hermes Holding	283,723
944,833	*	Orascom Telecom Holding SAE	363,217
		TOTAL EGYPT	2,772,716

GREECE - 0.3%
652,071	*	Alpha Bank AE	1,300,180
830,588	*	Eurobank Ergasias S.A.	678,447
12,741	*	FF Group	266,847
113,207		Hellenic Telecommunications Organization S.A.	1,345,065
42,866		JUMBO S.A.	689,068
2,370,073	*	National Bank of Greece S.A.	783,901
96,008		OPAP S.A.	1,075,851
138,484	*	Piraeus Bank S.A.	398,378
24,998		Titan Cement Co S.A.	604,170
		TOTAL GREECE	7,141,907
291

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

HONG KONG - 0.5%
6,290,000	*,e	Alibaba Pictures Group Ltd	$1,024,534
786,000		China Gas Holdings Ltd	2,389,536
3,112,500	e	Fullshare Holdings Ltd	1,332,549
6,551,799	*,e	GCL Poly Energy Holdings Ltd	1,126,531
568,000		Haier Electronics Group Co Ltd	1,497,686
755,000		Nine Dragons Paper Holdings Ltd	1,387,689
516,000		Shimao Property Holdings Ltd	1,081,626
2,039,000		Sino Biopharmaceutical	2,384,365
1,084,500		Sun Art Retail Group Ltd	1,096,192
		TOTAL HONG KONG	13,320,708

HUNGARY - 0.3%
217,048		MOL Hungarian Oil & Gas plc	2,599,297
100,469		OTP Bank	4,050,479
50,715		Richter Gedeon Rt	1,261,513
		TOTAL HUNGARY	7,911,289

INDIA - 8.6%
266,943		Ambuja Cements Ltd	1,161,076
37,322		Apollo Hospitals Enterprise Ltd	599,262
648,962		Ashok Leyland Ltd	1,315,289
134,838		Asian Paints Ltd	2,462,235
22,272		Associated Cement Co Ltd	622,647
119,579		Aurobindo Pharma Ltd	1,404,253
776,233		Axis Bank Ltd	6,274,793
77,996		Bajaj Finance Ltd	2,169,213
16,415		Bajaj Finserv Ltd	1,270,904
37,017		Bajaj Holdings and Investment Ltd	1,863,066
85,610		Bharat Forge Ltd	924,033
383,187		Bharat Heavy Electricals	580,157
399,688	*	Bharat Petroleum Corp Ltd	3,344,104
534,375	*	Bharti Airtel Ltd	4,105,242
234,380		Bharti Infratel Ltd	1,602,290
2,998		Bosch Ltd	973,485
83,969		Cadila Healthcare Ltd	652,976
151,872	*	Cipla Ltd	1,472,465
442,705		Coal India Ltd	1,959,006
14,733		Container Corp Of India Ltd	314,630
238,511		Dabur India Ltd	1,225,975
53,639		Dr Reddy’s Laboratories Ltd	2,001,021
6,035		Eicher Motors Ltd	3,005,917
228,390		GAIL India Ltd	1,641,218
64,608		Glenmark Pharmaceuticals Ltd	616,220
103,866		Godrej Consumer Products Ltd	1,498,553
179,643		Grasim Industries Ltd	3,406,444
92,221		Havells India Ltd	691,106
254,992		HCL Technologies Ltd	3,369,801
21,521		Hero Honda Motors Ltd	1,280,799
535,754		Hindalco Industries Ltd	2,213,817
293,522		Hindustan Lever Ltd	5,609,511
325,789		Hindustan Petroleum Corp Ltd	2,250,404
292

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

680,930		Housing Development Finance Corp	$17,958,029
1,117,098		ICICI Bank Ltd	5,236,762
639,092	*	Idea Cellular Ltd	916,764
592,236		IDFC Bank Ltd	518,346
141,788		Indiabulls Housing Finance Ltd	2,725,982
321,586		Indian Oil Corp Ltd	2,064,839
847,377		Infosys Technologies Ltd	12,065,004
1,545,843		ITC Ltd	6,346,916
420,898		JSW Steel Ltd	1,681,698
212,746		Larsen & Toubro Ltd	4,018,256
136,162		LIC Housing Finance Ltd	1,260,069
105,991	*	Lupin Ltd	1,683,422
121,812	*	Mahindra & Mahindra Financial Services Ltd	812,245
166,322		Mahindra & Mahindra Ltd	3,455,430
192,097		Marico Ltd	935,583
47,819		Maruti Suzuki India Ltd	6,066,381
274,096	*	Motherson Sumi Systems Ltd	1,546,860
323,508		Mundra Port and Special Economic Zone Ltd	2,151,463
10,136		Nestle India Ltd	1,132,442
737,743		NTPC Ltd	2,065,932
33,691	*	Piramal Healthcare Ltd	1,430,167
254,710		Power Finance Corp Ltd	547,409
1,216,177		Reliance Industries Ltd	17,681,534
279,567		Rural Electrification Corp Ltd	748,294
682,438	*	Sesa Sterlite Ltd	3,503,430
3,466		Shree Cement Ltd	1,013,772
63,813		Shriram Transport Finance Co Ltd	1,152,049
29,598		Siemens India Ltd	582,124
779,532		State Bank of India	3,681,561
446,687		Sun Pharmaceutical Industries Ltd	3,815,653
209,713		Tata Consultancy Services Ltd	8,500,703
740,959	*	Tata Motors Ltd	4,906,554
444,917		Tata Power Co Ltd	583,719
135,260		Tata Steel Ltd	1,471,016
212,445		Tech Mahindra Ltd	1,580,691
134,599	*	Titan Industries Ltd	1,320,299
39,532		Ultra Tech Cement Ltd	2,688,889
160,830	*	United Phosphorus Ltd	1,987,344
28,278	*	United Spirits Ltd	1,333,283
537,809		Wipro Ltd	2,444,065
762,045		Yes Bank Ltd	3,704,157
240,128	*	ZEE Telefilms Ltd	2,010,948
		TOTAL INDIA	205,211,996

INDONESIA - 2.2%
7,349,000		Adaro Energy Tbk	988,991
5,063,700		Bank Rakyat Indonesia	5,825,785
864,400		Indofood CBP Sukses Makmur Tbk	561,052
725,800		PT AKR Corporindo Tbk	398,688
9,170,400		PT Astra International Tbk	5,409,311
4,525,400		PT Bank Central Asia Tbk	6,971,110
1,196,966		PT Bank Danamon Indonesia Tbk	450,103
8,617,642		PT Bank Mandiri Persero Tbk	4,476,020
293

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

3,287,293		PT Bank Negara Indonesia	$1,842,755
3,112,200		PT Bumi Serpong Damai	395,005
3,153,400		PT Charoen Pokphand Indonesia Tbk	767,400
1,795,675	*	PT Excelcomindo Pratama	447,512
202,800		PT Gudang Garam Tbk	1,046,710
4,080,300		PT Hanjaya Mandala Sampoerna Tbk	1,197,389
720,600		PT Indocement Tunggal Prakarsa Tbk	1,192,809
1,832,500		PT Indofood Sukses Makmur Tbk	1,107,843
1,305,970		PT Jasa Marga Tbk	625,903
9,093,000		PT Kalbe Farma Tbk	1,072,723
9,202,500		PT Lippo Karawaci Tbk	468,183
1,189,600		PT Matahari Department Store Tbk	754,037
2,372,500		PT Media Nusantara Citra Tbk	272,892
8,991,000		PT Pakuwon Jati Tbk	417,539
5,334,000		PT Perusahaan Gas Negara Persero Tbk	723,735
1,256,300		PT Semen Gresik Persero Tbk	1,009,350
4,750,800		PT Summarecon Agung Tbk	362,629
2,670,800		PT Surya Citra Media Tbk	423,522
23,036,700		PT Telekomunikasi Indonesia Persero Tbk	6,873,386
677,100		PT Unilever Indonesia Tbk	2,476,251
886,000		PT United Tractors Tbk	2,265,220
1,793,000		PT Waskita Karya Persero Tbk	280,287
1,121,400		Tower Bersama Infrastructure	563,504
		TOTAL INDONESIA	51,667,644

KOREA, REPUBLIC OF - 15.5%
15,186		Amorepacific Corp	4,261,072
4,703		Amorepacific Corp (Preference)	749,306
11,039	m	BGF retail Co Ltd	788,370
113,120		BS Financial Group, Inc	1,003,681
36,608	*	Celltrion, Inc	5,659,190
25,429		Cheil Communications, Inc	472,373
35,453		Cheil Industries, Inc	4,690,015
3,649		CJ CheilJedang Corp	1,194,052
6,595		CJ Corp	1,099,492
8,868		CJ E&M Corp	669,538
11,754		Daelim Industrial Co	876,017
44,028	*	Daewoo Engineering & Construction Co Ltd	289,297
18,314		Daewoo International Corp	317,738
166,973		Daewoo Securities Co Ltd	1,515,222
73,352		DGB Financial Group Co Ltd	684,160
20,907		Dongbu Insurance Co Ltd	1,316,243
16,393		Dongsuh Co, Inc	402,455
13,628		Doosan Bobcat, Inc	440,664
23,828		Doosan Heavy Industries and Construction Co Ltd	372,842
9,229		E-Mart Co Ltd	1,847,454
8,559		GLOVIS Co Ltd	1,155,146
22,352	*	GS Engineering & Construction Corp	519,072
29,197		GS Holdings Corp	1,728,761
14,351		GS Retail Co Ltd	427,873
133,075		Hana Financial Group, Inc	5,695,454
31,012		Hankook Tire Co Ltd	1,496,814
5,868	*	Hanmi Holdings Co Ltd	481,011
294

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

2,742	*	Hanmi Pharm Co Ltd	$1,135,164
79,175		Hanon Systems	921,001
5,395		Hanssem Co Ltd	821,036
48,897		Hanwha Chemical Corp	1,331,970
19,077		Hanwha Corp	761,199
6,915		Honam Petrochemical Corp	2,284,020
17,447		Hotel Shilla Co Ltd	1,220,727
266,079		Hynix Semiconductor, Inc	19,618,715
9,389		Hyosung Corp	1,128,387
7,184		Hyundai Department Store Co Ltd	586,682
29,242		Hyundai Development Co	1,047,752
32,427		Hyundai Engineering & Construction Co Ltd	1,096,977
13,495	*	Hyundai Heavy Industries	1,887,500
26,030		Hyundai Marine & Fire Insurance Co Ltd	1,054,653
30,975		Hyundai Mobis	7,368,088
70,177		Hyundai Motor Co	10,096,128
16,820		Hyundai Motor Co Ltd (2nd Preference)	1,697,733
9,841		Hyundai Motor Co Ltd (Preference)	905,179
4,360	*	Hyundai Robotics Co Ltd	1,759,448
36,757		Hyundai Steel Co	1,889,133
8,963	e	Hyundai Wia Corp	516,513
109,787		Industrial Bank of Korea	1,504,220
15,077		Kakao Corp	1,939,703
56,268		Kangwon Land, Inc	1,724,729
179,990		KB Financial Group, Inc	9,410,652
2,605		KCC Corp	907,738
10,866		KEPCO Plant Service & Engineering Co Ltd	400,963
124,099		Kia Motors Corp	3,928,059
31,521		Korea Aerospace Industries Ltd	1,600,084
118,482		Korea Electric Power Corp	4,153,928
4,656	*	Korea Express Co Ltd	652,588
11,459	*	Korea Gas Corp	418,510
16,655		Korea Investment Holdings Co Ltd	942,802
7,908		Korea Kumho Petrochemical	490,255
109,754		Korea Life Insurance Co Ltd	775,479
3,812		Korea Zinc Co Ltd	1,743,708
19,550	*	Korean Air Lines Co Ltd	553,431
9,181		KT Corp	240,964
52,251		KT&G Corp	4,943,639
20,945		LG Chem Ltd	7,551,856
3,604		LG Chem Ltd (Preference)	835,212
42,494		LG Corp	3,267,354
49,459		LG Electronics, Inc	4,026,279
4,214		LG Household & Health Care Ltd	4,427,079
892		LG Household & Health Care Ltd (Preference)	521,498
6,085		LG Innotek Co Ltd	936,866
106,524		LG.Philips LCD Co Ltd	2,786,729
242		Lotte Chilsung Beverage Co Ltd	299,138
713		Lotte Confectionery Co Ltd	118,432
13,367		Lotte Confectionery Co Ltd	890,043
4,708		Lotte Shopping Co Ltd	946,210
1,894		Medy-Tox, Inc	716,937
12,843		Naver Corp	10,265,050
295

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

8,045		NCsoft	$3,067,116
8,622	*,g	Netmarble Games Corp	1,339,071
7,720		OCI Co LTD	779,947
10,455	*	Orion Corp	991,349
575		Ottogi Corp	389,543
14,038		Pacific Corp	1,800,186
33,892		POSCO	9,879,024
8,250		S1 Corp (Korea)	675,103
7,599	*,g	Samsung Biologics Co Ltd	2,607,053
14,308		Samsung Card Co	468,816
24,383		Samsung Electro-Mechanics Co Ltd	2,268,781
44,694		Samsung Electronics Co Ltd	110,175,390
8,062		Samsung Electronics Co Ltd (Preference)	16,146,929
14,162		Samsung Fire & Marine Insurance Co Ltd	3,455,699
110,453	*	Samsung Heavy Industries Co Ltd	1,164,109
30,857		Samsung Life Insurance Co Ltd	3,720,254
24,448		Samsung SDI Co Ltd	4,504,505
15,548		Samsung SDS Co Ltd	2,878,945
29,824		Samsung Securities Co Ltd	948,613
15,572	*	Samsung Techwin Co Ltd	533,763
192,981		Shinhan Financial Group Co Ltd	8,668,357
2,948		Shinsegae Co Ltd	602,572
14,436		SK C&C Co Ltd	3,735,602
30,676		SK Energy Co Ltd	5,627,228
49,287		SK Networks Co Ltd	292,857
9,089		SK Telecom Co Ltd	2,145,730
23,289		S-Oil Corp	2,677,522
82,307	*	STX Pan Ocean Co Ltd	386,642
23,749		Woongjin Coway Co Ltd	2,064,707
159,236		Woori Bank	2,330,291
58,984		Woori Investment & Securities Co Ltd	740,781
3,861		Yuhan Corp	703,492
		TOTAL KOREA, REPUBLIC OF	370,971,429

MALAYSIA - 2.2%
637,500		AirAsia BHD	503,072
318,400		Alliance Financial Group BHD	277,524
668,800		AMMB Holdings BHD	676,343
593,000		Astro Malaysia Holdings BHD	393,606
63,100		British American Tobacco Malaysia BHD	584,273
2,029,139		Bumiputra-Commerce Holdings BHD	2,942,935
1,469,996		Dialog Group BHD	784,989
1,499,200		Digi.Com BHD	1,770,639
587,500		Felda Global Ventures Holdings BHD	264,981
813,800		Gamuda BHD	1,009,200
960,275		Genting BHD	2,052,667
146,600		Genting Plantations BHD	369,833
196,700		HAP Seng Consolidated BHD	431,338
176,000		Hartalega Holdings BHD	316,981
267,387		Hong Leong Bank BHD	1,006,767
69,106		Hong Leong Credit BHD	272,671
984,400		IHH Healthcare BHD	1,311,448
1,395,700		IJM Corp BHD	1,051,679
296

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

1,032,300		IOI Corp BHD	$1,087,841
606,541		IOI Properties Group Sdn BHD	285,111
218,900		Kuala Lumpur Kepong BHD	1,271,983
1,677,127		Malayan Banking BHD	3,664,525
313,576		Malaysia Airports Holdings BHD	613,301
824,400		Maxis BHD	1,158,658
653,500		MISC BHD	1,071,919
1,188,700		Petronas Chemicals Group BHD	2,069,380
215,500		Petronas Dagangan BHD	1,219,698
363,100		Petronas Gas BHD	1,547,295
221,800		PPB Group BHD	879,132
1,349,340		Public Bank BHD	6,520,729
1,279,500		Resorts World BHD	1,520,792
265,670		RHB Capital BHD	318,790
1,890,200		Sapurakencana Petroleum BHD	715,314
1,068,165		Sime Darby BHD	2,321,449
573,565		Telekom Malaysia BHD	860,665
1,638,650		Tenaga Nasional BHD	5,805,913
1,160,669		TM International BHD	1,478,046
180,500	*	UMW Holdings BHD	223,424
307,800		Westports Holdings BHD	270,022
1,982,166		YTL Corp BHD	594,651
592,894		YTL Power International BHD	182,063
		TOTAL MALAYSIA	51,701,647

MEXICO - 3.1%
1,370,450		Alfa S.A. de C.V. (Class A)	1,431,800
15,298,670		America Movil S.A. de C.V. (Series L)	13,198,586
6,662,497	*	Cemex S.A. de C.V.	5,414,305
215,360		Coca-Cola Femsa S.A. de C.V.	1,454,811
88,400		El Puerto de Liverpool SAB de C.V.	602,190
188,025		Embotelladoras Arca SAB de C.V.	1,196,601
1,355,900		Fibra Uno Administracion S.A. de C.V.	2,133,739
884,437		Fomento Economico Mexicano S.A. de C.V.	7,721,164
463,186		Gentera SAB de C.V.	469,184
93,020		Gruma SAB de C.V.	1,218,465
159,328		Grupo Aeroportuario del Pacifico S.A. de C.V. (B Shares)	1,511,109
90,455		Grupo Aeroportuario del Sureste S.A. de C.V. (Class B)	1,613,226
786,920		Grupo Bimbo S.A. de C.V. (Series A)	1,819,150
198,598		Grupo Carso S.A. de C.V. (Series A1)	644,116
1,133,587		Grupo Financiero Banorte S.A. de C.V.	6,727,582
960,532		Grupo Financiero Inbursa S.A.	1,650,842
758,200		Grupo Financiero Santander Mexico SAB de C.V.	1,276,997
287,600		Grupo Lala SAB de C.V.	444,187
1,715,156		Grupo Mexico S.A. de C.V. (Series B)	5,577,103
1,131,326		Grupo Televisa S.A.	4,952,714
71,387		Industrias Penoles S.A. de C.V.	1,659,550
233,900		Infraestructura Energetica ,NV SAB de C.V.	1,194,282
761,242		Kimberly-Clark de Mexico S.A. de C.V. (Class A)	1,310,710
521,823		Mexichem SAB de C.V.	1,343,497
121,705		Promotora y Operadora de Infraestructura SAB de C.V.	1,155,743
2,395,789		Wal-Mart de Mexico SAB de C.V.	5,353,481
		TOTAL MEXICO	73,075,134
297

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

PAKISTAN - 0.1%
110,600		Engro Chemical Pakistan Ltd	$291,905
265,100		Habib Bank Ltd	403,910
65,900	*	Lucky Cement Ltd	304,572
186,100		MCB Bank Ltd	351,193
365,600		Oil & Gas Development Co Ltd	499,242
141,500		United Bank Ltd	240,356
		TOTAL PAKISTAN	2,091,178

PERU - 0.4%
105,122		Cia de Minas Buenaventura S.A. (ADR) (Series B)	1,449,632
29,790		Credicorp Ltd (NY)	6,239,218
34,561	e	Southern Copper Corp (NY)	1,484,395
		TOTAL PERU	9,173,245

PHILIPPINES - 1.1%
813,510		Aboitiz Equity Ventures, Inc	1,180,279
750,800		Aboitiz Power Corp	618,092
1,578,500	*	Alliance Global Group, Inc	489,220
114,158		Ayala Corp	2,278,035
3,401,900		Ayala Land, Inc	2,849,297
911,869		Banco de Oro Universal Bank	2,429,882
361,150		Bank of the Philippine Islands	685,573
1,716,400		DMCI Holdings, Inc	510,016
12,040		Globe Telecom, Inc	476,498
41,670		GT Capital Holdings, Inc	952,457
220,180		International Container Term Services, Inc	450,950
1,278,680		JG Summit Holdings (Series B)	1,904,707
208,320		Jollibee Foods Corp	1,005,949
4,426,900		Megaworld Corp	457,053
6,294,000		Metro Pacific Investments Corp	829,499
366,672		Metropolitan Bank & Trust	615,302
40,555		PLDT, Inc	1,344,947
830,100		Robinsons Land Corp	406,131
103,150		Security Bank Corp	491,691
104,220		SM Investments Corp	1,930,142
3,822,175		SM Prime Holdings	2,742,081
443,210		Universal Robina	1,227,681
		TOTAL PHILIPPINES	25,875,482

POLAND - 1.3%
36,388	*	Alior Bank S.A.	723,072
8,150		Bank Handlowy w Warszawie S.A.	166,663
216,854	*	Bank Millennium S.A.	475,278
73,817		Bank Pekao S.A.	2,412,037
14,901		Bank Zachodni WBK S.A.	1,495,064
6,419	*	BRE Bank S.A.	811,663
12,724		CCC S.A.	954,138
89,519		Cyfrowy Polsat S.A.	623,690
35,627		Eurocash S.A.	360,288
50,952		Grupa Lotos S.A.	923,985
22,738	*	Jastrzebska Spolka Weglowa S.A.	611,561
298

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

61,082		KGHM Polska Miedz S.A.	$2,064,627
576		LPP S.A.	1,356,760
1,032,441		Polish Oil & Gas Co	1,897,287
384,498	*	Polska Grupa Energetyczna S.A.	1,378,630
144,522		Polski Koncern Naftowy Orlen S.A.	5,111,672
426,423	*	Powszechna Kasa Oszczednosci Bank Polski S.A.	4,538,553
275,290		Powszechny Zaklad Ubezpieczen S.A.	3,552,792
143,651		Synthos S.A.	194,563
403,304	*	Tauron Polska Energia S.A.	390,014
264,409	*	Telekomunikacja Polska S.A.	407,439
13,692		Zaklady Azotowe w Tarnowie-Moscicach S.A.	274,596
		TOTAL POLAND	30,724,372

QATAR - 0.5%
46,925	*	Barwa Real Estate Co	386,096
81,619	*	Commercial Bank of Qatar QSC	589,388
68,246	*	Doha Bank QSC	528,538
363,985		Ezdan Holding Group QSC	951,248
73,146	*	Industries Qatar QSC	1,917,841
157,267	*	Masraf Al Rayan	1,543,624
27,725	*	Ooredoo QSC	654,055
13,794	*	Qatar Electricity & Water Co	693,251
224,313	*	Qatar Gas Transport Co Ltd	933,290
56,304	*	Qatar Insurance Co SAQ	688,250
24,337	*	Qatar Islamic Bank SAQ	648,318
102,891	*	Qatar National Bank	3,439,814
		TOTAL QATAR	12,973,713

ROMANIA - 0.1%
167,446		NEPI Rockcastle plc	2,340,898
		TOTAL ROMANIA	2,340,898

RUSSIA - 3.2%
24,695	m	Acron JSC (GDR)	153,109
102,510		AFK Sistema (GDR)	481,797
2,582,553		Gazprom OAO (ADR)	11,093,134
32,928		Gazpromneft OAO (ADR)	686,715
204,184		LUKOIL PJSC (ADR)	10,845,922
140,130		Magnit OAO (GDR)	3,965,786
299,603		MMC Norilsk Nickel PJSC (ADR)	5,513,307
246,349		Mobile TeleSystems (ADR)	2,613,763
45,267		NovaTek OAO (GDR)	5,166,576
8,660		Novolipetsk Steel (GDR)	199,656
56,233		PhosAgro OAO (GDR)	773,168
656,622		Rosneft Oil Co (GDR)	3,600,012
93,172		Rostelecom (ADR)	654,999
729,325		RusHydro PJSC (ADR)	976,623
1,157,777		Sberbank of Russian Federation (ADR)	16,616,658
108,023		Severstal (GDR)	1,647,525
812,981		Surgutneftegaz (ADR)	4,063,200
123,219		Tatneft PAO (ADR)	5,546,768
1,325,227		VTB Bank OJSC (GDR)	2,743,531
		TOTAL RUSSIA	77,342,249
299

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

SOUTH AFRICA - 6.1%
30,946	*	Anglo American Platinum Ltd	$861,155
210,444		AngloGold Ashanti Ltd	1,941,664
177,439		Aspen Pharmacare Holdings Ltd	4,009,162
302,984		Barclays Africa Group Ltd	3,001,377
151,698		Bid Corp Ltd	3,336,793
147,760		Bidvest Group Ltd	1,793,985
190,990	*,e	Brait S.A.	713,913
17,253		Capitec Bank Holdings Ltd	1,146,852
110,297	e	Coronation Fund Managers Ltd	556,222
155,488		Discovery Holdings Ltd	1,612,935
112,977		Exxaro Resources Ltd	1,148,088
1,547,251		FirstRand Ltd	5,616,261
368,584		Fortress Income Fund Ltd	1,046,673
431,936		Fortress Income Fund Ltd (A Shares)	517,208
99,840		Foschini Ltd	956,826
415,539		Gold Fields Ltd	1,654,088
954,733		Growthpoint Properties Ltd	1,656,095
114,003		Hyprop Investments Ltd	857,517
334,509	*,e	Impala Platinum Holdings Ltd	928,184
63,312		Imperial Holdings Ltd	908,021
114,096	e	Investec Ltd	778,246
40,805		Liberty Holdings Ltd	320,774
581,923		Life Healthcare Group Holdings Pte Ltd	1,078,899
45,598		Massmart Holdings Ltd	345,240
414,362		Metropolitan Holdings Ltd	550,969
50,675		Mondi Ltd	1,215,555
109,109		Mr Price Group Ltd	1,352,312
769,771		MTN Group Ltd	6,684,004
199,856		Naspers Ltd (N Shares)	48,691,416
98,846		Nedbank Group Ltd	1,448,566
514,102		Network Healthcare Holdings Ltd	905,030
186,843		Pick’n Pay Stores Ltd	783,647
54,532		Pioneer Foods Ltd	458,973
37,394	e	PSG Group Ltd	694,230
256,021		Rand Merchant Investment Holdings Ltd	715,825
2,099,137		Redefine Properties Ltd	1,575,234
248,165		Remgro Ltd	3,756,255
127,302		Resilient REIT Ltd	1,268,090
304,852		RMB Holdings Ltd	1,347,728
632,068		Sanlam Ltd	3,163,729
248,160		Sappi Ltd	1,661,805
251,440		Sasol Ltd	7,346,518
203,664		Shoprite Holdings Ltd	2,914,929
845,836	*	Sibanye Gold Ltd	1,095,049
94,283		Spar Group Ltd	1,109,357
586,944		Standard Bank Group Ltd	6,815,815
1,413,417		Steinhoff International Holdings NV	6,135,769
91,536	e	Telkom S.A. Ltd	342,870
72,058		Tiger Brands Ltd	1,968,024
195,858	e	Truworths International Ltd	1,043,930
268,789		Vodacom Group Pty Ltd	2,921,181
300

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

483,058		Woolworths Holdings Ltd	$1,926,649
		TOTAL SOUTH AFRICA	146,679,637

TAIWAN - 11.7%
1,163,912		Acer, Inc	602,297
3,069,838		Advanced Semiconductor Engineering, Inc	3,711,352
190,030		Advantech Co Ltd	1,298,618
1,038,512		Asia Cement Corp	926,628
721,000	*	Asia Pacific Telecom Co Ltd	238,677
318,500		Asustek Computer, Inc	2,758,239
3,782,000		AU Optronics Corp	1,549,741
298,000		Catcher Technology Co Ltd	3,171,591
3,783,270		Cathay Financial Holding Co Ltd	6,251,544
434,518		Chailease Holding Co Ltd	1,120,859
1,917,461		Chang Hwa Commercial Bank	1,039,612
920,490		Cheng Shin Rubber Industry Co Ltd	1,816,864
222,965		Chicony Electronics Co Ltd	558,441
1,311,000	*	China Airlines	534,667
5,933,754		China Development Financial Holding Corp	1,819,136
1,095,277		China Life Insurance Co Ltd (Taiwan)	1,035,537
5,965,850		China Steel Corp	4,858,017
8,267,908		Chinatrust Financial Holding Co	5,293,626
1,770,600		Chunghwa Telecom Co Ltd	6,046,947
1,771,000		Compal Electronics, Inc	1,303,934
904,929		Delta Electronics, Inc	4,354,208
4,222,653		E.Sun Financial Holding Co Ltd	2,570,276
80,316		Eclat Textile Co Ltd	960,197
960,284		Eva Airways Corp	473,332
690,491	*	Evergreen Marine Corp Tawain Ltd	413,608
1,189,852		Far Eastern Textile Co Ltd	1,020,465
705,000		Far EasTone Telecommunications Co Ltd	1,655,347
156,662		Feng TAY Enterprise Co Ltd	706,834
4,110,321		First Financial Holding Co Ltd	2,651,793
1,395,270		Formosa Chemicals & Fibre Corp	4,238,851
826,000		Formosa Petrochemical Corp	2,891,471
1,920,600		Formosa Plastics Corp	5,854,886
234,000		Formosa Taffeta Co Ltd	240,162
414,512		Foxconn Technology Co Ltd	1,322,068
3,225,812		Fubon Financial Holding Co Ltd	5,141,006
4,658,112		Fuhwa Financial Holdings Co Ltd	2,071,638
73,000		General Interface Solution Holding Ltd	670,218
151,000		Giant Manufacturing Co Ltd	776,322
92,000		Globalwafers Co Ltd	1,067,250
308,500	*	High Tech Computer Corp	692,341
299,290		Highwealth Construction Corp	400,399
93,694		Hiwin Technologies Corp	940,393
7,131,141		Hon Hai Precision Industry Co, Ltd	26,506,043
112,000		Hotai Motor Co Ltd	1,300,340
3,094,617		Hua Nan Financial Holdings Co Ltd	1,693,575
4,251,061		InnoLux Display Corp	1,863,265
1,051,060		Inventec Co Ltd	816,788
46,000		Largan Precision Co Ltd	8,719,742
914,778		Lite-On Technology Corp	1,291,832
301

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

689,961		MediaTek, Inc	$7,851,420
5,090,046		Mega Financial Holding Co Ltd	4,001,270
75,000		Merida Industry Co Ltd	349,594
297,000		Micro-Star International Co Ltd	725,821
2,202,860		Nan Ya Plastics Corp	5,436,244
310,000		Nanya Technology Corp	842,744
63,000		Nien Made Enterprise Co Ltd	655,646
247,000		Novatek Microelectronics Corp Ltd	914,895
881,000		Pegatron Technology Corp	2,282,890
59,000		Phison Electronics Corp	702,407
942,000		Pou Chen Corp	1,187,176
289,000		Powertech Technology, Inc	905,038
257,000		President Chain Store Corp	2,310,952
1,228,000		Quanta Computer, Inc	2,892,961
197,085		Realtek Semiconductor Corp	742,040
402,133	*	Ruentex Development Co Ltd	412,998
196,730		Ruentex Industries Ltd	315,128
3,526,093		Shin Kong Financial Holding Co Ltd	1,128,253
922,169		Siliconware Precision Industries Co	1,462,527
4,662,468		SinoPac Financial Holdings Co Ltd	1,430,461
253,777		Standard Foods Corp	628,682
578,050		Synnex Technology International Corp	732,749
70,000	*	TaiMed Biologics, Inc	507,405
4,081,330		Taishin Financial Holdings Co Ltd	1,786,867
1,335,123		Taiwan Business Bank	368,848
1,539,914		Taiwan Cement Corp	1,711,617
3,772,505		Taiwan Cooperative Financial Holding	2,039,609
361,000		Taiwan Fertilizer Co Ltd	471,769
648,000		Taiwan High Speed Rail Corp	517,982
727,200		Taiwan Mobile Co Ltd	2,592,628
11,248,000		Taiwan Semiconductor Manufacturing Co Ltd	90,932,199
791,000		Teco Electric and Machinery Co Ltd	738,772
77,000		Transcend Information, Inc	218,732
2,190,569		Uni-President Enterprises Corp	4,576,983
5,410,000		United Microelectronics Corp	2,792,129
358,000		Vanguard International Semiconductor Corp	679,838
1,166,305		Wistron Corp	974,192
685,500		WPG Holdings Co Ltd	939,110
255,000		Yulon Motor Co Ltd	213,235
202,127		Zhen Ding Technology Holding Ltd	507,205
		TOTAL TAIWAN	279,721,993

THAILAND - 2.2%
455,500		Advanced Info Service PCL (Foreign)	2,666,047
1,812,300		Airports of Thailand PCL	3,232,353
94,700		Bangkok Bank PCL (Foreign)	573,237
1,807,400		Bangkok Dusit Medical Services PCL	1,153,711
3,345,300		Bangkok Expressway & Metro PCL	785,953
1,218,900		Banpu PCL (Foreign)	642,545
273,300		BEC World PCL (Foreign)	143,149
466,400		Berli Jucker PCL	751,367
2,674,600		BTS Group Holdings PCL (Foreign)	684,619
161,600		Bumrungrad Hospital PCL (Foreign)	1,070,199
302

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

592,300		Central Pattana PCL (Foreign)	$1,443,893
1,328,280		Charoen Pokphand Foods PCL	1,039,158
2,196,900		CP Seven Eleven PCL (Foreign)	4,629,229
233,600		Delta Electronics Thai PCL	604,611
52,000		Electricity Generating PCL	360,024
509,100		Energy Absolute PCL (Foreign)	662,733
246,500		Glow Energy PCL (Foreign)	667,821
1,481,926		Home Product Center PCL (Foreign)	571,033
641,378		Indorama Ventures PCL (Foreign)	888,417
7,535,100		IRPC PCL (Foreign)	1,463,016
771,700		Kasikornbank PCL (Foreign)	5,296,934
110,200		KCE Electronics PCL	331,539
1,586,650		Krung Thai Bank PCL (Foreign)	869,562
903,770		Minor International PCL (Foreign)	1,176,642
629,784		PTT Exploration & Production PCL (Foreign)	1,637,143
921,741		PTT Global Chemical PCL (Foreign)	2,220,243
493,600		PTT PCL (Foreign)	6,244,893
203,000		Robinson PCL	453,725
177,650		Siam Cement PCL (Foreign)	2,609,136
788,900		Siam Commercial Bank PCL (Foreign)	3,479,856
455,800		Thai Oil PCL (Foreign)	1,399,506
843,800		Thai Union Group PCL	464,827
5,903,600		TMB Bank PCL (Foreign)	458,498
5,286,748	*	True Corp PCL	978,616
		TOTAL THAILAND	51,654,235

TURKEY - 1.1%
1,005,563		Akbank TAS	2,660,094
90,802		Anadolu Efes Biracilik Ve Malt Sanayii AS	525,940
98,084		Arcelik AS	536,671
87,797		Aselsan Elektronik Sanayi Ve Ticaret AS	786,464
91,348		BIM Birlesik Magazalar AS	1,864,202
40,123		Coca-Cola Icecek AS	409,011
978,282	*	Emlak Konut Gayrimenkul Yatiri	682,742
627,036		Eregli Demir ve Celik Fabrikalari TAS	1,473,617
21,083		Ford Otomotiv Sanayi AS	297,854
398,343		Haci Omer Sabanci Holding AS	1,108,872
326,859		KOC Holding AS	1,463,636
358,286		Petkim Petrokimya Holding	628,201
83,385		TAV Havalimanlari Holding AS	415,729
52,823		Tofas Turk Otomobil Fabrik	430,881
76,223		Tupras Turkiye Petrol Rafine	2,746,275
261,329	*	Turk Hava Yollari	717,177
309,787		Turk Sise ve Cam Fabrikalari AS	363,988
178,558	*	Turk Telekomunikasyon AS	304,295
439,792		Turkcell Iletisim Hizmet AS	1,648,008
1,065,295		Turkiye Garanti Bankasi AS	2,934,994
271,045		Turkiye Halk Bankasi AS	791,797
643,834		Turkiye Is Bankasi (Series C)	1,215,156
289,862		Turkiye Vakiflar Bankasi Tao	484,856
67,278		Ulker Biskuvi Sanayi AS	359,271
409,675	*	Yapi ve Kredi Bankasi	498,267
		TOTAL TURKEY	25,347,998
303

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

SHARES		COMPANY	VALUE

UNITED ARAB EMIRATES - 0.7%
922,215	*	Abu Dhabi Commercial Bank PJSC	$1,857,760
1,400,817		Aldar Properties PJSC	908,747
758,668	*	DAMAC Properties Dubai Co PJSC	815,961
74,246		DP World Ltd	1,762,602
528,628	*	Dubai Islamic Bank PJSC	880,974
1,541,890	*	Dubai Parks & Resorts PJSC	310,674
905,813	*	Emaar Malls Group PJSC	569,733
1,575,654	*	Emaar Properties PJSC	3,555,710
799,555		Emirates Telecommunications Group Co PJSC	3,881,304
661,993	*	National Bank of Abu Dhabi PJSC	1,865,581
		TOTAL UNITED ARAB EMIRATES	16,409,046

UNITED STATES - 1.3%
6,368		iShares Core MSCI Emerging Markets ETF	355,207
48,011	e	iShares MSCI South Korea Index Fund	3,589,303
434,953		Vanguard Emerging Markets ETF	19,411,952
177,746	*	Yum China Holdings, Inc	7,172,051
		TOTAL UNITED STATES	30,528,513

		TOTAL COMMON STOCKS	2,381,108,769
		(Cost $1,930,328,853)

PREFERRED STOCKS - 0.3%

BRAZIL - 0.3%
1,833,198		ITAUSA Investimentos Itau PR	5,872,869
		TOTAL BRAZIL	5,872,869

INDIA - 0.0%
1,046,300	*	Cairn India Ltd	167,191
		TOTAL INDIA	167,191

PHILIPPINES - 0.0%
307,700	*,†,m	Ayala Land, Inc (Preferred B)	596
		TOTAL PHILIPPINES	596

		TOTAL PREFERRED STOCKS	6,040,656
		(Cost $5,444,033)

RIGHTS / WARRANTS - 0.0%

BRAZIL - 0.0%
52,729		Cia Energetica de Minas Gerais	18,698
		TOTAL BRAZIL	18,698

INDIA - 0.0%
158,766		Tata Motors Ltd (DVR)	590,893
		TOTAL INDIA	590,893

		TOTAL RIGHTS / WARRANTS	609,591
		(Cost $711,957)
304

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

PRINCIPAL		ISSUER	RATE	MATURITY DATE	VALUE

SHORT-TERM INVESTMENTS - 1.4%

GOVERNMENT AGENCY DEBT - 0.0%
$800,000		Federal Home Loan Bank (FHLB)	0.850%	11/01/17	$800,000
		TOTAL GOVERNMENT AGENCY DEBT			800,000

SHARES		COMPANY

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.4%
32,823,175	c	State Street Navigator Securities Lending Government Money Market Portfolio			32,823,175
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES			32,823,175

		TOTAL SHORT-TERM INVESTMENTS			33,623,175
		(Cost $33,623,175)
		TOTAL INVESTMENTS - 101.4%			2,421,382,191
		(Cost $1,970,108,018)
		OTHER ASSETS & LIABILITIES, NET - (1.4)%			(34,040,383)
		NET ASSETS - 100.0%			$2,387,341,808

Abbreviation(s):
ADR American Depositary Receipt
DVR Differential Voting Rights
ETF Exchange Traded Fund
GDR Global Depositary Receipt
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $31,291,474.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2017, the aggregate value of these securities amounted to $11,304,657 or 0.5% of net assets.
m	Indicates a security that has been deemed illiquid.
305

TIAA-CREF FUNDS - Emerging Markets Equity Index Fund

TIAA-CREF FUNDS

EMERGING MARKETS EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR

October 31, 2017

		% OF
SECTOR	VALUE	NET ASSETS
INFORMATION TECHNOLOGY	$673,388,473	28.3%
FINANCIALS	567,829,757	23.8
CONSUMER DISCRETIONARY	241,480,063	10.1
ENERGY	169,401,780	7.1
MATERIALS	162,207,653	6.8
CONSUMER STAPLES	148,407,768	6.2
INDUSTRIALS	127,589,785	5.3
TELECOMMUNICATION SERVICES	115,588,926	4.8
REAL ESTATE	66,311,676	2.8
UTILITIES	60,069,130	2.5
HEALTH CARE	55,484,005	2.3
SHORT-TERM INVESTMENTS	33,623,175	1.4
OTHER ASSETS & LIABILITIES, NET	(34,040,383)	(1.4)

NET ASSETS	$2,387,341,808	100.0%
306

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SCHEDULE OF INVESTMENTS

October 31, 2017

SHARES		COMPANY	VALUE

COMMON STOCKS - 99.4%

AUSTRALIA - 6.8%
497,974		AGL Energy Ltd	$9,641,461
1,906,754		Alumina Ltd	3,421,702
907,258		Amcor Ltd	11,010,938
2,184,256		AMP Ltd	8,324,209
913,934		APA Group	5,997,846
420,613		Aristocrat Leisure Ltd	7,603,951
1,805,402		AusNet Services	2,448,200
2,287,657		Australia & New Zealand Banking Group Ltd	52,498,403
146,578		Australian Stock Exchange Ltd	6,064,680
288,647		Bank of Queensland Ltd	2,954,949
378,690		Bendigo Bank Ltd	3,303,012
2,509,699		BHP Billiton Ltd	51,671,680
1,651,957		BHP Billiton plc	29,909,730
457,384		BlueScope Steel Ltd	4,502,953
879,238		Boral Ltd	4,824,676
1,312,676		Brambles Ltd	9,518,562
202,064		Caltex Australia Ltd	5,305,476
451,675		Challenger Financial Services Group Ltd	4,607,365
77,973		CIMIC Group Ltd	2,892,711
477,134		Coca-Cola Amatil Ltd	2,978,826
43,321		Cochlear Ltd	5,835,525
1,346,295		Commonwealth Bank of Australia	80,084,665
346,762		Computershare Ltd	4,145,378
301,188		Crown Resorts Ltd	2,678,205
353,621		CSL Ltd	37,646,864
750,137		Dexus Property Group	5,617,017
49,652	e	Domino’s Pizza Enterprises Ltd	1,775,199
42,483	e	Flight Centre Travel Group Ltd	1,523,073
1,227,255		Fortescue Metals Group Ltd	4,363,634
1,522,043		GPT Group (ASE)	5,943,304
440,579	e	Harvey Norman Holdings Ltd	1,276,212
1,343,188		Healthscope Ltd	2,017,649
1,251,925		Incitec Pivot Ltd	3,672,197
1,792,376		Insurance Australia Group Ltd	9,013,084
431,982		Lend Lease Corp Ltd	5,364,356
1,336,430		Macquarie Goodman Group	8,568,853
249,988		Macquarie Group Ltd	18,859,061
2,335,413		Medibank Pvt Ltd	5,497,032
2,750,418		Mirvac Group	5,083,728
2,081,909		National Australia Bank Ltd	52,164,661
592,846		Newcrest Mining Ltd	10,136,244
1,082,068		Oil Search Ltd	6,133,571
287,628		Orica Ltd	4,606,979
1,373,144	*	Origin Energy Ltd	8,363,111
307

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

359,550		Qantas Airways Ltd	$1,696,942
1,073,735		QBE Insurance Group Ltd	8,804,420
1,517,979		QR National Ltd	6,024,407
119,294		Ramsay Health Care Ltd	6,116,159
42,397		REA Group Ltd	2,350,688
1,496,107	*	Santos Ltd	5,169,805
4,290,589		Scentre Group	13,229,764
247,557		Seek Ltd	3,485,941
343,173		Sonic Healthcare Ltd	5,731,585
4,136,358		South32 Ltd	10,804,391
2,042,687		Stockland Trust Group	7,079,838
978,972		Suncorp-Metway Ltd	10,189,895
832,029		Sydney Airport	4,533,128
704,621		Tabcorp Holdings Ltd	2,424,417
1,160,807		Tattersall’s Ltd	3,710,686
3,436,575		Telstra Corp Ltd	9,326,813
270,894	e	TPG Telecom Ltd	1,121,238
1,567,326		Transurban Group (ASE)	14,569,577
577,591		Treasury Wine Estates Ltd	6,933,363
2,877,447		Vicinity Centres	5,848,763
904,119		Wesfarmers Ltd	28,959,667
1,576,802		Westfield Corp	9,398,133
2,614,496		Westpac Banking Corp	66,223,708
579,211		Woodside Petroleum Ltd	13,653,748
1,032,327		Woolworths Ltd	20,465,536
		TOTAL AUSTRALIA	787,703,544

AUSTRIA - 0.3%
52,293		Andritz AG.	2,956,740
238,015		Erste Bank der Oesterreichischen Sparkassen AG.	10,216,778
122,265		OMV AG.	7,337,534
122,146	*	Raiffeisen International Bank Holding AG.	4,247,764
89,325		Voestalpine AG.	4,910,937
		TOTAL AUSTRIA	29,669,753

BELGIUM - 1.2%
143,072		Ageas	6,938,287
591,838		Anheuser-Busch InBev S.A.	72,571,831
54,025	e	Colruyt S.A.	2,763,070
60,333		Groupe Bruxelles Lambert S.A.	6,480,165
197,039		KBC Groep NV	16,367,814
117,118		Proximus plc	3,889,068
57,256		Solvay S.A.	8,505,853
39,326	*	Telenet Group Holding NV	2,719,777
105,013		UCB S.A.	7,644,514
149,060		Umicore S.A.	6,661,518
		TOTAL BELGIUM	134,541,897

CHILE - 0.0%
312,687		Antofagasta plc	3,962,875
		TOTAL CHILE	3,962,875
308

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

CHINA - 0.0%
2,042,100		Yangzijiang Shipbuilding	$2,359,157
		TOTAL CHINA	2,359,157

DENMARK - 1.8%
2,987		AP Moller - Maersk AS (Class A)	5,536,490
5,050		AP Moller - Maersk AS (Class B)	9,680,778
80,822		Carlsberg AS (Class B)	9,233,229
75,416		Christian Hansen Holding	6,599,641
98,413		Coloplast AS	8,662,107
588,446		Danske Bank AS	22,457,135
146,604	g	DONG Energy A.S.	8,215,219
147,330		DSV AS	11,392,427
45,120	*	Genmab AS	9,111,328
54,512		H Lundbeck AS	3,240,619
131,849		ISS A.S.	5,583,568
1,455,558		Novo Nordisk AS	72,470,521
177,869		Novozymes AS	9,827,759
86,731	e	Pandora AS	8,189,721
591,448		TDC AS	3,496,758
83,191		Tryg A.S.	1,981,792
170,633		Vestas Wind Systems AS	15,064,295
91,646	*	William Demant Holding A.S.	2,644,829
		TOTAL DENMARK	213,388,216

FINLAND - 1.0%
102,206		Elisa Oyj (Series A)	4,115,541
347,668		Fortum Oyj	7,379,059
264,562		Kone Oyj (Class B)	14,319,155
88,129		Metso Oyj	3,200,693
100,308		Neste Oil Oyj	5,584,276
4,547,848		Nokia Oyj (Turquoise)	22,365,953
87,970		Nokian Renkaat Oyj	4,033,173
81,827		Orion Oyj (Class B)	3,353,669
355,187		Sampo Oyj (A Shares)	18,586,884
435,192		Stora Enso Oyj (R Shares)	6,801,264
425,124		UPM-Kymmene Oyj	12,767,434
121,232		Wartsila Oyj (B Shares)	7,809,302
		TOTAL FINLAND	110,316,403

FRANCE - 10.3%
138,172		Accor S.A.	6,893,103
23,208		Aeroports de Paris	3,907,418
332,538		Air Liquide	42,340,037
118,482		Alstom RGPT	4,793,340
52,489		Arkema	6,631,006
74,971		Atos Origin S.A.	11,644,174
1,529,541		AXA S.A.	46,174,377
882,397		BNP Paribas	68,870,573
666,300		Bollore	3,218,623
166,988		Bouygues S.A.	8,014,367
205,673		Bureau Veritas S.A.	5,507,567
123,473		Cap Gemini S.A.	14,999,991
468,149		Carrefour S.A.	9,421,685
309

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

41,417		Casino Guichard Perrachon S.A.	$2,364,887
157,172		CNP Assurances	3,656,213
388,157		Compagnie de Saint-Gobain	22,758,771
911,570		Credit Agricole S.A.	15,909,826
1,937		Dassault Aviation S.A.	3,020,219
97,118		Dassault Systemes S.A.	10,309,689
172,972		Edenred	4,986,548
57,747		Eiffage S.A.	6,031,998
468,717	e	Electricite de France	6,134,487
1,417,978	e	Engie S.A.	23,966,616
167,264		Essilor International S.A.	21,176,071
33,905		Eurazeo	3,152,094
454,273		European Aeronautic Defence and Space Co	46,615,225
132,058	e	Eutelsat Communications	3,307,785
26,811		Fonciere Des Regions	2,730,136
38,942		Gecina S.A.	6,318,867
454,534		Groupe Danone	37,149,582
403,160		Groupe Eurotunnel S.A.	5,067,208
24,138		Hermes International	12,530,221
26,975		Icade	2,356,636
22,432		Iliad S.A.	5,599,449
24,803		Imerys S.A.	2,258,455
46,093		Ingenico	4,476,016
32,139		Ipsen	3,885,846
64,267		JC Decaux S.A.	2,458,481
60,000		Kering	27,516,315
163,785		Klepierre	6,519,971
87,685		Lagardere S.C.A.	2,887,573
203,199		Legrand S.A.	15,079,494
199,557		L’Oreal S.A.	44,414,087
219,057		LVMH Moet Hennessy Louis Vuitton S.A.	65,336,612
135,185		Michelin (C.G.D.E.) (Class B)	19,567,536
771,081		Natixis	6,046,927
1,532,902		Orange S.A.	25,182,017
162,722		Pernod-Ricard S.A.	24,399,176
407,775		Peugeot S.A.	9,674,687
154,134		Publicis Groupe S.A.	10,033,015
15,501		Remy Cointreau S.A.	2,013,285
138,839		Renault S.A.	13,769,398
268,500		Rexel S.A.	4,787,897
247,318		Safran S.A.	26,048,095
884,142		Sanofi-Aventis	83,716,350
440,396		Schneider Electric S.A.	38,693,711
133,077		SCOR SE	5,524,481
17,669		SEB S.A.	3,292,714
25,933		Societe BIC S.A.	2,738,284
605,025		Societe Generale	33,672,347
71,885		Sodexho Alliance S.A.	9,145,409
271,682		Suez Environnement S.A.	4,777,936
79,392		Thales S.A.	8,273,713
1,842,148		Total S.A.	102,677,816
75,156		Unibail-Rodamco	18,812,070
186,658		Valeo S.A.	12,637,521
310

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

359,228		Veolia Environnement	$8,510,326
396,684	e	Vinci S.A.	38,866,130
795,088		Vivendi Universal S.A.	19,743,442
20,987		Wendel	3,539,673
178,142		Zodiac S.A.	5,091,794
		TOTAL FRANCE	1,193,627,389

GERMANY - 9.7%
148,551		Adidas-Salomon AG.	33,064,927
359,891		Allianz AG.	84,019,722
39,887		Axel Springer AG.	2,685,594
718,331		BASF SE	78,551,883
645,577		Bayer AG.	83,975,893
258,057		Bayerische Motoren Werke AG.	26,466,387
48,243		Bayerische Motoren Werke AG. (Preference)	4,232,961
84,197		Beiersdorf AG.	9,471,358
117,528		Brenntag AG.	6,668,031
840,519	*	Commerzbank AG.	11,647,992
85,524		Continental AG.	21,765,353
93,023	g	Covestro AG.	8,942,259
754,252		Daimler AG. (Registered)	62,969,593
359,564		Deutsche Annington Immobilien SE	15,883,184
1,639,820		Deutsche Bank AG. (Registered)	26,875,314
150,346		Deutsche Boerse AG.	15,570,561
191,751		Deutsche Lufthansa AG.	6,160,547
759,209		Deutsche Post AG.	34,802,201
2,540,621		Deutsche Telekom AG.	46,003,825
272,285		Deutsche Wohnen AG.	11,653,885
1,725,267		E.ON AG.	20,434,812
120,417		Evonik Industries AG.	4,380,276
35,089		Fraport AG. Frankfurt Airport Services Worldwide	3,334,285
162,282		Fresenius Medical Care AG.	15,712,460
322,090		Fresenius SE	26,964,155
52,563		Fuchs Petrolub AG. (Preference)	2,959,951
140,230		GEA Group AG.	6,774,164
45,354		Hannover Rueckversicherung AG.	5,707,385
112,870		HeidelbergCement AG.	11,549,936
81,156		Henkel KGaA	10,235,652
136,049		Henkel KGaA (Preference)	19,103,497
15,597	e	Hochtief AG.	2,755,110
49,359		Hugo Boss AG.	4,414,638
892,299		Infineon Technologies AG.	24,679,224
114,913	g	Innogy SE	5,344,139
144,345		K&S AG.	3,509,284
59,567		KION Group AG.	4,772,964
71,616		Lanxess AG.	5,615,311
143,963	*	Linde AG.	31,015,232
998		Linde AG.	215,544
32,725		MAN AG.	3,623,665
97,644		Merck KGaA	10,476,506
160,941	*	Metro Wholesale & Food Specialist AG.	3,050,841
120,823		Muenchener Rueckver AG.	27,125,026
78,540		Osram Licht AG.	6,013,788
311

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

119,848		Porsche AG.	$8,769,927
196,722		ProSiebenSat. Media AG.	6,929,272
408,570	*	RWE AG.	10,273,025
768,721		SAP AG.	87,835,962
164,819		Schaeffler AG.	2,627,880
597,641		Siemens AG.	85,840,794
103,960		Symrise AG.	8,101,237
543,073		Telefonica Deutschland Holding AG.	2,770,139
339,988		ThyssenKrupp AG.	9,120,552
339,416		TUI AG. (DI)	6,130,240
94,541		United Internet AG.	5,995,826
25,425		Volkswagen AG.	4,748,058
145,378		Volkswagen AG. (Preference)	26,619,168
83,632	*,g	Zalando SE	4,210,133
		TOTAL GERMANY	1,121,151,528

HONG KONG - 3.3%
9,468,600		AIA Group Ltd	71,350,437
206,700		ASM Pacific Technology	3,015,847
925,497		Bank of East Asia Ltd	4,061,058
2,986,500		BOC Hong Kong Holdings Ltd	14,231,153
2,044,836		CK Asset Holdings Ltd	16,828,655
2,077,336		CK Hutchison Holdings Ltd	26,385,715
539,000		CK Infrastructure Holdings Ltd	4,693,113
1,223,000		CLP Holdings Ltd	12,447,613
1,457,750		First Pacific Co	1,109,933
1,880,000		Galaxy Entertainment Group Ltd	12,820,426
665,000		Hang Lung Group Ltd	2,336,594
1,487,000		Hang Lung Properties Ltd	3,414,561
597,300		Hang Seng Bank Ltd	14,157,779
911,056		Henderson Land Development Co Ltd	5,945,456
2,404,000	e,g	HK Electric Investments & HK Electric Investments Ltd	2,212,657
3,324,640		HKT Trust and HKT Ltd	4,061,299
6,508,400		Hong Kong & China Gas Ltd	12,337,473
1,095,500		Hong Kong Electric Holdings Ltd	9,497,015
910,279		Hong Kong Exchanges and Clearing Ltd	25,364,230
916,500		Hongkong Land Holdings Ltd	6,647,263
4,237,300		Hutchison Port Holdings Trust	1,822,060
477,792		Hysan Development Co Ltd	2,308,500
166,900		Jardine Matheson Holdings Ltd	10,691,871
179,600		Jardine Strategic Holdings Ltd	7,533,343
483,623		Kerry Properties Ltd	2,176,448
4,696,600		Li & Fung Ltd	2,367,041
1,716,991		Link REIT	14,435,265
192,500		Melco Crown Entertainment Ltd (ADR)	4,866,400
1,115,730		MTR Corp	6,468,425
4,458,855		New World Development Co Ltd	6,647,794
1,242,952		NWS Holdings Ltd	2,515,728
4,261,959		PCCW Ltd	2,349,888
1,895,200		Sands China Ltd	8,940,865
980,192		Shangri-La Asia Ltd	1,951,607
2,298,068		Sino Land Co	3,960,815
1,471,000		SJM Holdings Ltd	1,264,619
312

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,133,186		Sun Hung Kai Properties Ltd	$18,538,234
435,000		Swire Pacific Ltd (Class A)	4,298,701
832,400		Swire Properties Ltd	2,812,863
1,075,500		Techtronic Industries Co	6,313,415
6,304,000	g	WH Group Ltd	6,388,353
944,762		Wharf Holdings Ltd	8,605,029
651,000		Wheelock & Co Ltd	4,535,154
598,000		Yue Yuen Industrial Holdings	2,290,636
		TOTAL HONG KONG	387,001,331

IRELAND - 0.5%
112,562	*	AerCap Holdings NV	5,925,264
714,420	*	Bank of Ireland Group plc	5,598,986
646,619		CRH plc	24,333,524
67,097	*,†,m	Irish Bank Resolution Corp Ltd	0
380,497		James Hardie Industries NV	5,809,500
122,964		Kerry Group plc (Class A)	12,382,627
63,683		Paddy Power plc	6,513,101
40,148	*	Ryanair Holdings plc	790,333
14,677	*	Ryanair Holdings plc (ADR)	1,645,438
		TOTAL IRELAND	62,998,773

ISRAEL - 0.4%
29,538		Azrieli Group	1,668,758
831,933		Bank Hapoalim Ltd	5,890,260
1,123,164		Bank Leumi Le-Israel	6,208,575
1,754,086		Bezeq Israeli Telecommunication Corp Ltd	2,619,236
101,311	*	Check Point Software Technologies	11,925,318
18,402		Elbit Systems Ltd	2,731,126
30,452		Frutarom Industries Ltd	2,507,824
387,761		Israel Chemicals Ltd	1,617,010
101,573		Mizrahi Tefahot Bank Ltd	1,833,732
49,441		Nice Systems Ltd	4,114,884
716,114		Teva Pharmaceutical Industries Ltd (ADR)	9,882,373
		TOTAL ISRAEL	50,999,096

ITALY - 2.1%
982,874		Assicurazioni Generali S.p.A.	17,888,065
355,465		Autostrade S.p.A.	11,588,368
10,603,082		Banca Intesa S.p.A.	35,646,527
890,517		Banca Intesa S.p.A. RSP	2,806,644
6,367,753		Enel S.p.A.	39,490,698
1,973,552		ENI S.p.A.	32,263,649
99,880		Ferrari NV	11,959,419
315,301		Finmeccanica S.p.A.	5,442,727
808,467		Fondiaria-Sai S.p.A	1,839,621
143,458		Luxottica Group S.p.A.	8,228,348
434,644		Mediobanca S.p.A.	4,761,238
402,787	g	Poste Italiane S.p.A	2,944,144
161,079		Prysmian S.p.A.	5,542,634
79,368		Recordati S.p.A.	3,689,750
509,099	*	Saipem S.p.A	2,140,032
1,700,295		Snam Rete Gas S.p.A.	8,681,437
313

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

4,542,091		Telecom Italia RSP	$3,227,028
8,710,258	*	Telecom Italia S.p.A.	7,536,816
1,060,948		Terna Rete Elettrica Nazionale S.p.A.	6,401,676
1,568,346	*	UniCredit S.p.A	29,972,081
		TOTAL ITALY	242,050,902

JAPAN - 23.7%
28,900		ABC-Mart, Inc	1,457,801
442,100	*,e	Acom Co Ltd	1,837,935
511,700		Aeon Co Ltd	7,914,691
85,000		AEON Financial Service Co Ltd	1,825,500
79,700		Aeon Mall Co Ltd	1,425,179
108,800		Air Water, Inc	2,088,037
135,000		Aisin Seiki Co Ltd	6,993,327
450,200		Ajinomoto Co, Inc	9,056,488
151,200		Alfresa Holdings Corp	2,888,996
92,300	*	All Nippon Airways Co Ltd	3,547,550
154,400		Alps Electric Co Ltd	4,725,264
244,100		Amada Co Ltd	3,033,190
85,700	*	Aozora Bank Ltd	3,354,451
299,100		Asahi Breweries Ltd	13,656,416
151,400		Asahi Glass Co Ltd	5,933,393
995,000		Asahi Kasei Corp	12,049,175
862,500	*	Ashikaga Holdings Co Ltd	3,598,267
129,800		Asics Corp	1,984,300
1,648,800		Astellas Pharma, Inc	21,943,642
44,400		Bank of Kyoto Ltd	2,331,759
52,600		Benesse Holdings Inc	1,783,148
1,347		BLife Investment Corp	3,147,680
506,600		Bridgestone Corp	24,200,467
183,700		Brother Industries Ltd	4,469,991
62,600		Calbee, Inc	2,112,672
830,600		Canon, Inc	31,203,210
148,400		Casio Computer Co Ltd	2,189,876
114,700		Central Japan Railway Co	20,834,870
527,000		Chiba Bank Ltd	4,039,769
532,700		Chubu Electric Power Co, Inc	6,869,957
170,858		Chugai Pharmaceutical Co Ltd	8,145,949
121,100		Chugoku Bank Ltd	1,735,875
222,500		Chugoku Electric Power Co, Inc	2,480,907
96,400		Coca-Cola West Japan Co Ltd	3,372,973
1,020,200		Concordia Financial Group Ltd	5,403,070
115,500		Credit Saison Co Ltd	2,325,629
78,800	*,e	CYBERDYNE, Inc	1,043,964
188,500	*	Dai Nippon Printing Co Ltd	4,518,337
207,000		Daicel Chemical Industries Ltd	2,584,521
836,400		Dai-ichi Mutual Life Insurance Co	15,973,498
460,100		Daiichi Sankyo Co Ltd	10,567,887
191,900		Daikin Industries Ltd	21,207,026
52,500		Daito Trust Construction Co Ltd	9,178,799
437,500		Daiwa House Industry Co Ltd	16,035,644
1,342,000		Daiwa Securities Group, Inc	8,413,910
79,700		Dena Co Ltd	1,874,332
314

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

371,400		Denso Corp	$20,454,474
171,500		Dentsu, Inc	7,335,729
22,500		Disco Corp	5,213,848
95,700		Don Quijote Co Ltd	4,014,137
251,800		East Japan Railway Co	24,419,464
218,100		Eisai Co Ltd	12,138,706
114,100		Electric Power Development Co	2,875,441
65,900	e	FamilyMart Co Ltd	3,745,587
151,700		Fanuc Ltd	35,471,085
42,100		Fast Retailing Co Ltd	14,085,609
405,000		Fuji Electric Holdings Co Ltd	2,934,274
475,000		Fuji Heavy Industries Ltd	16,410,817
314,800		Fujifilm Holdings Corp	12,877,771
1,540,000		Fujitsu Ltd	12,000,442
570,000		Fukuoka Financial Group, Inc	2,941,886
289,300		Hachijuni Bank Ltd	1,811,731
185,700		Hakuhodo DY Holdings, Inc	2,568,787
112,900		Hamamatsu Photonics KK	3,655,457
183,500		Hankyu Hanshin Holdings, Inc	7,154,177
15,700		Hikari Tsushin, Inc	2,032,537
190,300		Hino Motors Ltd	2,449,352
23,700		Hirose Electric Co Ltd	3,565,330
222,500		Hiroshima Bank Ltd	1,883,852
55,000		Hisamitsu Pharmaceutical Co, Inc	3,028,212
81,100		Hitachi Chemical Co Ltd	2,312,631
84,700		Hitachi Construction Machinery Co Ltd	2,905,576
50,700		Hitachi High-Technologies Corp	2,121,737
3,791,000		Hitachi Ltd	30,189,042
159,300		Hitachi Metals Ltd	2,063,689
1,329,600		Honda Motor Co Ltd	41,665,748
44,000		Hoshizaki Electric Co Ltd	4,163,883
302,300		Hoya Corp	16,424,180
100,500		Idemitsu Kosan Co Ltd	2,937,598
121,300		Iida Group Holdings Co Ltd	2,326,935
740,600		Inpex Holdings, Inc	7,929,741
269,680	e	Isetan Mitsukoshi Holdings Ltd	2,939,722
118,000	*	Ishikawajima-Harima Heavy Industries Co Ltd	4,250,234
431,400		Isuzu Motors Ltd	6,300,770
1,186,500		Itochu Corp	20,783,491
179,400		J Front Retailing Co Ltd	2,662,656
84,700		Japan Airlines Co Ltd	2,899,052
37,800		Japan Airport Terminal Co Ltd	1,343,617
319,100		Japan Post Bank Co Ltd	4,041,342
1,230,200		Japan Post Holdings Co Ltd	14,231,474
715		Japan Prime Realty Investment Corp	2,298,338
1,082		Japan Real Estate Investment Corp	5,072,574
2,205		Japan Retail Fund Investment Corp	3,913,121
845,800		Japan Tobacco, Inc	27,996,128
406,800		JFE Holdings, Inc	8,742,650
166,300		JGC Corp	2,789,259
140,200		JSR Corp	2,717,758
213,100		JTEKT Corp	3,530,957
2,414,050		JX Holdings, Inc	12,465,662
315

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

710,000		Kajima Corp	$7,363,754
114,100		Kakaku.com, Inc	1,566,709
92,000		Kamigumi Co Ltd	2,202,386
196,000		Kaneka Corp	1,618,554
550,800		Kansai Electric Power Co, Inc	7,542,706
155,800		Kansai Paint Co Ltd	4,004,518
382,200		Kao Corp	23,098,294
119,100	*	Kawasaki Heavy Industries Ltd	4,155,179
1,400,400		KDDI Corp	37,310,347
91,300	*	Keihan Electric Railway Co Ltd	2,789,729
209,600	*	Keihin Electric Express Railway Co Ltd	4,335,693
102,000	*	Keio Corp	4,450,111
106,200		Keisei Electric Railway Co Ltd	3,208,039
76,600		Keyence Corp	42,530,219
126,100		Kikkoman Corp	4,327,818
155,700	*	Kintetsu Corp	5,987,120
679,500		Kirin Brewery Co Ltd	16,310,628
245,300	*,e	Kobe Steel Ltd	2,071,029
88,100		Koito Manufacturing Co Ltd	5,907,473
722,900		Komatsu Ltd	23,621,300
73,000		Konami Corp	3,555,481
398,600		Konica Minolta Holdings, Inc	3,496,808
24,000		Kose Corp	2,918,706
819,100		Kubota Corp	15,411,758
276,500		Kuraray Co Ltd	5,445,546
84,200		Kurita Water Industries Ltd	2,675,561
249,000		Kyocera Corp	16,655,016
195,100		Kyowa Hakko Kogyo Co Ltd	3,601,347
314,100		Kyushu Electric Power Co, Inc	3,582,654
299,800		Kyushu Financial Group, Inc	1,905,577
124,100		Kyushu Railway Co	3,966,434
41,300		Lawson, Inc	2,696,839
43,400	*,e	LINE Corp	1,797,634
168,900		Lion Corp	3,250,061
196,500		LIXIL Group Corp	5,411,812
168,800		M3, Inc	5,034,719
34,900		Mabuchi Motor Co Ltd	1,831,380
168,600		Makita Corp	7,065,792
1,273,200		Marubeni Corp	8,536,855
145,900		Marui Co Ltd	2,232,945
55,100		Maruichi Steel Tube Ltd	1,683,374
445,000		Mazda Motor Corp	6,423,896
52,000		McDonald’s Holdings Co Japan Ltd	2,232,490
121,400		Mediceo Paltac Holdings Co Ltd	2,254,551
100,900		MEIJI Holdings Co Ltd	8,248,566
308,500		Minebea Co Ltd	5,655,765
48,400		Miraca Holdings, Inc	2,251,907
218,700		MISUMI Group, Inc	5,991,841
1,148,200		Mitsubishi Chemical Holdings Corp	11,993,307
1,177,100		Mitsubishi Corp	27,565,245
1,507,400		Mitsubishi Electric Corp	25,796,879
1,003,800		Mitsubishi Estate Co Ltd	18,203,441
316

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

162,000		Mitsubishi Gas Chemical Co, Inc	$3,962,952
262,800	*	Mitsubishi Heavy Industries Ltd	10,282,552
88,300		Mitsubishi Materials Corp	3,357,535
524,599		Mitsubishi Motors Corp	4,200,893
9,405,480		Mitsubishi UFJ Financial Group, Inc	63,798,704
332,700		Mitsubishi UFJ Lease & Finance Co Ltd	1,755,302
1,324,500		Mitsui & Co Ltd	19,780,549
143,300	*	Mitsui Chemicals, Inc	4,418,786
680,600		Mitsui Fudosan Co Ltd	15,885,866
88,300	*	Mitsui OSK Lines Ltd	2,703,866
365,800		Mitsui Sumitomo Insurance Group Holdings, Inc	12,427,076
258,600		Mitsui Trust Holdings, Inc	10,206,897
35,200		Mixi Inc	1,716,066
18,580,507		Mizuho Financial Group, Inc	33,758,557
149,800		Murata Manufacturing Co Ltd	23,542,863
88,100		Nabtesco Corp	3,499,922
161,900		Nagoya Railroad Co Ltd	3,637,227
150,200		Namco Bandai Holdings, Inc	5,147,060
195,800		NEC Corp	5,372,679
392,300	*	NEC Electronics Corp	5,072,079
154,800	*	Nexon Co Ltd	4,163,985
230,600		NGK Insulators Ltd	4,566,197
153,188		NGK Spark Plug Co Ltd	3,495,921
186,800		Nidec Corp	24,841,210
252,000		Nikon Corp	4,785,720
88,900		Nintendo Co Ltd	34,489,783
1,154		Nippon Building Fund, Inc	5,561,690
66,200		Nippon Electric Glass Co Ltd	2,702,853
60,600		Nippon Express Co Ltd	3,845,219
128,000		Nippon Meat Packers, Inc	3,681,914
126,700		Nippon Paint Co Ltd	4,469,809
1,647		Nippon ProLogis REIT, Inc	3,463,002
587,600		Nippon Steel Corp	14,087,983
536,900		Nippon Telegraph & Telephone Corp	25,957,784
127,500	*	Nippon Yusen Kabushiki Kaisha	2,696,570
91,500		Nissan Chemical Industries Ltd	3,412,899
1,790,200		Nissan Motor Co Ltd	17,410,365
182,700		Nisshin Seifun Group, Inc	3,210,848
45,300		Nissin Food Products Co Ltd	2,852,407
62,700		Nitori Co Ltd	9,112,275
127,600		Nitto Denko Corp	11,865,231
276,400		NKSJ Holdings, Inc	11,109,956
70,100		NOK Corp	1,721,859
2,816,400		Nomura Holdings, Inc	16,117,607
93,700		Nomura Real Estate Holdings, Inc	2,062,390
3,332		Nomura Real Estate Master Fund, Inc	4,164,084
95,700		Nomura Research Institute Ltd	4,057,210
292,300		NSK Ltd	4,208,671
537,800	*	NTT Data Corp	6,263,634
1,079,500		NTT DoCoMo, Inc	26,144,134
494,300		Obayashi Corp	6,472,011
49,100		Obic Co Ltd	3,249,985
250,400		Odakyu Electric Railway Co Ltd	4,898,386
317

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

632,000		OJI Paper Co Ltd	$3,704,155
217,900		Olympus Corp	8,109,076
150,600		Omron Corp	8,438,943
332,100		Ono Pharmaceutical Co Ltd	7,611,436
30,400		Oracle Corp Japan	2,572,311
169,600		Oriental Land Co Ltd	13,565,164
1,020,900		ORIX Corp	17,552,949
279,000		Osaka Gas Co Ltd	5,403,964
397,600		Osaka Securities Exchange Co Ltd	7,168,112
40,900		Otsuka Corp	2,788,091
316,200		Otsuka Holdings KK	13,209,131
1,726,300		Panasonic Corp	26,066,020
94,800	e	Park24 Co Ltd	2,191,329
69,200		Pola Orbis Holdings, Inc	2,205,715
710,800		Rakuten, Inc	7,606,133
866,500	*	Recruit Holdings Co Ltd	21,244,537
1,720,700		Resona Holdings, Inc	9,300,949
532,700		Ricoh Co Ltd	4,943,365
32,000		Rinnai Corp	2,741,835
73,900		Rohm Co Ltd	6,879,147
18,600		Ryohin Keikaku Co Ltd	5,486,942
41,400		Sankyo Co Ltd	1,336,291
276,100		Santen Pharmaceutical Co Ltd	4,387,297
155,540		SBI Holdings, Inc	2,454,683
171,900		Secom Co Ltd	13,088,824
129,700		Sega Sammy Holdings, Inc	1,825,830
134,400		Seibu Holdings, Inc	2,402,770
216,700		Seiko Epson Corp	5,171,170
303,500		Sekisui Chemical Co Ltd	6,125,938
440,600		Sekisui House Ltd	8,238,542
584,600		Seven & I Holdings Co Ltd	23,561,981
448,000	e	Seven Bank Ltd	1,656,836
117,000	*,e	Sharp Corp	3,722,010
188,200		Shimadzu Corp	3,913,074
16,100		Shimamura Co Ltd	1,793,672
61,300		Shimano, Inc	8,388,372
407,300		Shimizu Corp	4,794,085
302,800		Shin-Etsu Chemical Co Ltd	31,933,648
159,200	*	Shinsei Bank Ltd	2,686,621
229,700		Shionogi & Co Ltd	12,366,374
297,300		Shiseido Co Ltd	12,262,894
377,000		Shizuoka Bank Ltd	3,668,818
211,200		Shoei Co Ltd	2,178,736
135,000		Showa Shell Sekiyu KK	1,592,627
44,800		SMC Corp	17,138,697
646,100		Softbank Corp	57,258,754
65,800		Sohgo Security Services Co Ltd	3,170,106
988,400		Sony Corp	41,349,399
130,600		Sony Financial Holdings, Inc	2,169,720
107,400		Stanley Electric Co Ltd	3,964,608
153,500		Start Today Co Ltd	4,204,307
1,204,009		Sumitomo Chemical Co Ltd	8,461,592
909,700		Sumitomo Corp	13,157,992
131,300		Sumitomo Dainippon Pharma Co Ltd	1,873,950
318

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

577,000		Sumitomo Electric Industries Ltd	$9,823,615
90,800	*	Sumitomo Heavy Industries Ltd	3,814,915
193,400	*	Sumitomo Metal Mining Co Ltd	7,629,935
1,044,600		Sumitomo Mitsui Financial Group, Inc	41,849,514
272,000		Sumitomo Realty & Development Co Ltd	9,109,876
135,000		Sumitomo Rubber Industries, Inc	2,563,341
66,300		Sundrug Co Ltd	2,885,276
110,600		Suntory Beverage & Food Ltd	5,088,968
127,100		Suruga Bank Ltd	2,893,889
64,900		Suzuken Co Ltd	2,339,506
273,700		Suzuki Motor Corp	14,991,442
125,700		Sysmex Corp	8,602,872
426,600		T&D Holdings, Inc	6,655,239
90,800	*	Taiheiyo Cement Corp	3,629,181
161,700		Taisei Corp	8,959,311
29,300		Taisho Pharmaceutical Holdings Co Ltd	2,231,380
97,100		Taiyo Nippon Sanso Corp	1,165,893
220,000		Takashimaya Co Ltd	2,024,199
554,500		Takeda Pharmaceutical Co Ltd	31,265,418
175,000		Tanabe Seiyaku Co Ltd	3,851,642
100,700		TDK Corp	7,737,716
136,500		Teijin Ltd	2,889,056
264,700		Terumo Corp	11,030,122
94,800		THK Co Ltd	3,457,943
152,600		Tobu Railway Co Ltd	4,476,804
88,500		Toho Co Ltd	2,932,119
62,600	*	Toho Gas Co Ltd	1,750,209
330,800		Tohoku Electric Power Co, Inc	4,339,707
530,600		Tokio Marine Holdings, Inc	22,872,689
1,168,300	*	Tokyo Electric Power Co, Inc	4,795,427
125,400		Tokyo Electron Ltd	22,080,391
290,600	*	Tokyo Gas Co Ltd	7,249,204
146,500		Tokyo Tatemono Co Ltd	2,055,151
399,000		Tokyu Corp	6,035,697
409,400		Tokyu Fudosan Holdings Corp	2,684,069
377,000		Toppan Printing Co Ltd	3,835,493
1,151,100		Toray Industries, Inc	11,651,022
3,149,000	*,e	Toshiba Corp	9,111,481
252,600	*	Tosoh Corp	5,451,293
109,000		Toto Ltd	5,338,171
135,500		Toyo Seikan Kaisha Ltd	2,396,714
76,700		Toyo Suisan Kaisha Ltd	2,950,652
45,700		Toyoda Gosei Co Ltd	1,117,456
124,000		Toyota Industries Corp	7,632,383
2,036,200		Toyota Motor Corp	126,297,449
166,200		Toyota Tsusho Corp	6,044,781
92,900		Trend Micro, Inc	4,981,635
29,400		Tsuruha Holdings, Inc	3,645,089
303,900		Uni-Charm Corp	6,915,468
2,631		United Urban Investment Corp	3,784,997
170,900		USS Co Ltd	3,454,711
121,500		West Japan Railway Co	8,567,687
1,070,400		Yahoo! Japan Corp	4,785,605
319

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

67,600		Yakult Honsha Co Ltd	$5,589,035
480,100		Yamada Denki Co Ltd	2,553,748
138,000		Yamaguchi Financial Group, Inc	1,671,621
129,700		Yamaha Corp	5,096,137
219,000		Yamaha Motor Co Ltd	6,572,761
288,700		Yamato Transport Co Ltd	5,902,694
114,700		Yamazaki Baking Co Ltd	2,064,593
206,300		Yaskawa Electric Corp	7,391,888
169,600		Yokogawa Electric Corp	3,221,757
88,200		Yokohama Rubber Co Ltd	1,982,917
		TOTAL JAPAN	2,744,754,884

JERSEY, C.I. - 0.1%
72,201		Randgold Resources Ltd	7,095,031
		TOTAL JERSEY, C.I.	7,095,031

JORDAN - 0.0%
114,723		Hikma Pharmaceuticals plc	1,773,274
		TOTAL JORDAN	1,773,274

LUXEMBOURG - 0.3%
519,703	*	ArcelorMittal	14,881,982
8,331		Eurofins Scientific	5,211,508
50,253		Millicom International Cellular S.A.	3,213,674
37,115		RTL Group	2,757,668
274,924		SES Global S.A.	4,471,359
398,852		Tenaris S.A.	5,444,859
		TOTAL LUXEMBOURG	35,981,050

MACAU - 0.0%
743,200	e	MGM China Holdings Ltd	1,676,588
1,225,600		Wynn Macau Ltd	3,146,493
		TOTAL MACAU	4,823,081

MEXICO - 0.0%
170,958		Fresnillo plc	2,956,592
		TOTAL MEXICO	2,956,592

NETHERLANDS - 4.6%
338,451	g	ABN AMRO Group NV (ADR)	10,452,838
1,383,314		Aegon NV	8,166,881
196,304		Akzo Nobel NV	17,722,489
373,862	*	Altice NV (Class A)	7,050,509
72,118	*	Altice NV (Class B)	1,359,723
293,233		ASML Holding NV	52,907,807
85,292		Boskalis Westminster	3,048,891
139,192		DSM NV	11,875,537
85,829		EXOR NV	5,502,164
66,445		Gemalto NV	2,629,586
87,685		Heineken Holding NV	8,139,112
201,164		Heineken NV	19,599,970
3,054,955		ING Groep NV	56,453,930
320

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,017,352		Koninklijke Ahold Delhaize NV	$19,144,676
2,579,017		Koninklijke KPN NV	8,874,065
734,786		Koninklijke Philips Electronics NV	29,944,661
58,683		Koninklijke Vopak NV	2,539,982
249,630		NN Group NV	10,453,884
269,339	*	NXP Semiconductors NV	31,526,130
88,809		Randstad Holdings NV	5,463,718
3,501,189		Royal Dutch Shell plc (A Shares)	110,216,667
2,928,460		Royal Dutch Shell plc (B Shares)	94,288,414
227,116		Wolters Kluwer NV	11,131,535
		TOTAL NETHERLANDS	528,493,169

NEW ZEALAND - 0.2%
732,732		Auckland International Airport Ltd	3,123,022
599,584		Contact Energy Ltd	2,359,798
563,455		Fletcher Building Ltd	2,842,194
1,019,409		Meridian Energy Ltd	1,988,771
577,671		Mighty River Power Ltd	1,300,464
362,291		Ryman Healthcare Ltd	2,305,617
1,329,116		Telecom Corp of New Zealand Ltd	3,348,729
		TOTAL NEW ZEALAND	17,268,595

NORWAY - 0.7%
780,817		DNB NOR Holding ASA	15,069,284
184,650		Gjensidige Forsikring BA	3,474,878
1,055,953		Norsk Hydro ASA	8,171,333
624,390	e	Orkla ASA	6,116,017
324,733		PAN Fish ASA	6,341,199
63,210		Schibsted ASA	1,629,778
74,335		Schibsted ASA (B Shares)	1,744,430
880,303	e	Statoil ASA	17,885,566
587,410	e	Telenor ASA	12,472,912
134,534		Yara International ASA	6,389,380
		TOTAL NORWAY	79,294,777

PORTUGAL - 0.2%
1,836,094		Energias de Portugal S.A.	6,547,910
385,533		Galp Energia SGPS S.A.	7,167,851
189,272		Jeronimo Martins SGPS S.A.	3,438,910
		TOTAL PORTUGAL	17,154,671

SINGAPORE - 1.3%
1,879,208		Ascendas REIT	3,778,438
2,022,893		CapitaCommercial Trust	2,576,696
1,928,600		CapitaLand Ltd	5,193,705
2,250,530		CapitaMall Trust	3,336,340
289,700		City Developments Ltd	2,751,244
1,691,600		ComfortDelgro Corp Ltd	2,507,724
1,389,976		DBS Group Holdings Ltd	23,210,588
4,593,300		Genting Singapore plc	4,111,335
2,045,300		Global Logistic Properties	4,982,090
5,804,147		Golden Agri-Resources Ltd	1,682,228
72,109		Jardine Cycle & Carriage Ltd	2,085,138
321

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

1,093,200		Keppel Corp Ltd	$6,017,264
2,443,791		Oversea-Chinese Banking Corp	21,343,138
727,360		SembCorp Industries Ltd	1,761,629
469,133		Singapore Airlines Ltd	3,535,552
686,500		Singapore Airport Terminal Services Ltd	2,368,000
713,600		Singapore Exchange Ltd	4,015,912
1,335,300	e	Singapore Press Holdings Ltd	2,644,286
1,452,400		Singapore Technologies Engineering Ltd	3,707,927
6,599,803		Singapore Telecommunications Ltd	18,162,424
496,100		StarHub Ltd	957,486
1,907,600		Suntec Real Estate Investment Trust	2,730,881
1,014,129		United Overseas Bank Ltd	18,320,940
342,777		UOL Group Ltd	2,273,182
1,120,500		Wilmar International Ltd	2,788,308
		TOTAL SINGAPORE	146,842,455

SOUTH AFRICA - 0.1%
493,971		Investec plc	3,380,053
297,096	e	Mediclinic International plc	2,296,503
277,271		Mondi plc	6,705,579
		TOTAL SOUTH AFRICA	12,382,135

SPAIN - 3.3%
524,519		Abertis Infraestructuras S.A. (Continuous)	11,344,722
187,266		ACS Actividades Construccion y Servicios S.A.	7,381,850
53,316	g	Aena S.A.	9,782,074
340,290		Amadeus IT Holding S.A.	23,088,297
5,239,007		Banco Bilbao Vizcaya Argentaria S.A.	45,812,336
4,263,383		Banco de Sabadell S.A.	8,536,197
12,588,431		Banco Santander S.A.	85,340,875
777,064		Bankia S.A.	3,708,339
496,274		Bankinter S.A.	4,683,207
2,902,501	e	CaixaBank S.A.	13,579,031
924,488		Corp Mapfre S.A.	3,023,536
474,002	e	Distribuidora Internacional de Alimentacion S.A.	2,318,336
186,198		Enagas	5,363,197
230,358		Endesa S.A.	5,272,489
364,165		Ferrovial S.A.	7,908,426
208,424		Gamesa Corp Tecnologica S.A.	3,022,105
258,503		Gas Natural SDG S.A.	5,531,322
230,578		Grifols S.A.	7,215,916
4,439,292		Iberdrola S.A.	35,873,945
869,683		Industria De Diseno Textil S.A.	32,507,038
319,799		Red Electrica Corp S.A.	7,081,151
979,832		Repsol YPF S.A.	18,361,459
3,547,949		Telefonica S.A.	37,201,887
		TOTAL SPAIN	383,937,735

SWEDEN - 2.8%
229,780		Alfa Laval AB	5,819,154
767,264		Assa Abloy AB	16,176,109
532,222	e	Atlas Copco AB (A Shares)	23,338,703
314,946	e	Atlas Copco AB (B Shares)	12,502,788
322

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

213,993		Boliden AB	$7,487,992
187,464		Electrolux AB (Series B)	6,626,210
2,435,317		Ericsson (LM) (B Shares)	15,325,641
458,688	*	Essity AB	13,709,926
185,923		Getinge AB (B Shares)	3,659,633
758,399	e	Hennes & Mauritz AB (B Shares)	19,032,093
198,873		Hexagon AB (B Shares)	10,197,230
306,758		Husqvarna AB (B Shares)	2,996,782
64,682		ICA Gruppen AB	2,385,423
141,138		Industrivarden AB	3,626,760
173,331		Investment AB Kinnevik (B Shares)	5,685,581
364,747		Investor AB (B Shares)	18,071,989
29,527		Lundbergs AB (B Shares)	2,304,785
150,802	*	Lundin Petroleum AB	3,547,643
2,375,973		Nordea Bank AB	28,712,936
897,387		Sandvik AB	16,380,439
230,050		Securitas AB (B Shares)	4,036,441
1,174,198		Skandinaviska Enskilda Banken AB (Class A)	14,470,356
265,388		Skanska AB (B Shares)	5,819,582
281,977		SKF AB (B Shares)	6,552,816
1,163,957		Svenska Handelsbanken AB	16,682,214
698,947		Swedbank AB (A Shares)	17,346,291
156,234		Swedish Match AB	5,885,486
272,941		Tele2 AB (B Shares)	3,471,738
1,934,364		TeliaSonera AB	8,953,131
1,235,556		Volvo AB (B Shares)	24,471,719
		TOTAL SWEDEN	325,277,591

SWITZERLAND - 8.5%
1,549,799		ABB Ltd	40,473,046
123,331		Adecco S.A.	9,784,750
39,009		Baloise Holding AG.	6,150,053
1,622		Barry Callebaut AG.	2,534,400
407,754		Cie Financiere Richemont S.A.	37,589,324
139,917		Coca-Cola HBC AG.	4,728,797
1,891,004		Credit Suisse Group	29,799,994
26,377	*	Dufry Group	3,926,172
6,816		EMS-Chemie Holding AG.	4,468,374
28,104		Geberit AG.	12,724,181
7,162		Givaudan S.A.	15,994,811
9,615,206		Glencore Xstrata plc	46,376,055
356,329		Holcim Ltd	20,120,076
175,182		Julius Baer Group Ltd	10,361,586
40,579		Kuehne & Nagel International AG.	7,089,792
908		Lindt & Spruengli AG.	5,256,052
88		Lindt & Spruengli AG. (Registered)	6,109,108
58,282		Lonza Group AG.	15,483,263
2,431,079		Nestle S.A.	204,547,342
1,734,546		Novartis AG.	143,064,020
28,484		Pargesa Holding S.A.	2,385,296
14,298		Partners Group	9,616,663
38,137		Phonak Holding AG.	6,884,949
547,099		Roche Holding AG.	126,451,527
323

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

32,098		Schindler Holding AG.	$7,273,631
16,200		Schindler Holding AG. (Registered)	3,577,818
4,098		SGS S.A.	10,120,184
1,738		Sika AG.	12,863,755
513,608		STMicroelectronics NV	12,091,012
7,459		Straumann Holding AG.	5,207,874
23,814		Swatch Group AG.	9,333,748
41,672		Swatch Group AG. (Registered)	3,141,094
26,728		Swiss Life Holding	9,289,832
61,440		Swiss Prime Site AG.	5,243,939
250,932		Swiss Re Ltd	23,615,284
20,424		Swisscom AG.	10,318,707
2,857,621		UBS AG.	48,617,003
39,939		Vifor Pharma AG.	5,136,989
193,023		Wolseley plc	13,498,091
118,826		Zurich Financial Services AG.	36,261,544
		TOTAL SWITZERLAND	987,510,136

UNITED KINGDOM - 15.8%
793,572		3i Group plc	10,127,679
148,594		Admiral Group plc	3,795,951
1,046,192		Anglo American plc (London)	19,734,331
386,188		Ashtead Group plc	9,948,015
276,574		Associated British Foods plc	12,240,938
987,144		AstraZeneca plc	66,791,114
798,624	g	Auto Trader Group plc	3,631,593
3,141,906		Aviva plc	21,077,240
245,884		Babcock International Group	2,651,273
2,470,459		BAE Systems plc	19,460,636
13,555,605		Barclays plc	33,451,311
784,641		Barratt Developments plc	6,822,312
98,716		Berkeley Group Holdings plc	4,904,812
15,378,187		BP plc	104,304,976
1,793,164		British American Tobacco plc	115,856,013
724,181		British Land Co plc	5,782,006
6,718,884		BT Group plc	23,150,120
256,566		Bunzl plc	7,992,160
341,531		Burberry Group plc	8,626,192
521,331		Capita Group plc	3,630,560
4,453,710		Centrica plc	10,043,865
802,823		CNH Industrial NV	10,242,932
2,075,912		Cobham plc	3,832,400
173,977		Coca-Cola European Partners plc	7,136,567
1,212,278		Compass Group plc	26,614,764
1,018,214	g	ConvaTec Group plc	2,649,203
97,327		Croda International plc	5,408,917
66,583		DCC plc	6,314,287
1,958,925		Diageo plc	66,894,963
1,016,502		Direct Line Insurance Group plc	5,016,975
118,760		easyJet plc	2,112,129
716,659		Experian Group Ltd	15,098,781
848,066	*	Fiat DaimlerChrysler Automobiles NV	14,664,143
1,288,974		GKN plc	5,432,837
324

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

3,878,544		GlaxoSmithKline plc	$69,609,512
1,166,419		Group 4 Securicor plc	4,352,401
645,974		Hammerson plc	4,496,770
195,507		Hargreaves Lansdown plc	4,106,864
15,709,270		HSBC Holdings plc	153,402,875
200,179		IMI plc	3,248,020
760,346		Imperial Tobacco Group plc	31,000,483
415,231		Inmarsat plc	3,425,038
135,862		InterContinental Hotels Group plc	7,526,936
485,252		International Consolidated Airlines Group S.A.	4,095,870
125,114		Intertek Group plc	9,013,343
728,651		Intu Properties plc	2,091,820
2,875,560		ITV plc	6,285,713
1,230,149		J Sainsbury plc	3,961,353
512,761		John Wood Group plc	4,848,569
163,512		Johnson Matthey plc	7,340,983
1,788,094		Kingfisher plc	7,434,234
604,519		Land Securities Group plc	7,764,296
4,597,441		Legal & General Group plc	16,300,553
55,831,171		Lloyds TSB Group plc	50,607,076
242,928		London Stock Exchange Group plc	12,131,565
1,321,942		Marks & Spencer Group plc	6,041,787
574,303		Meggitt plc	3,953,517
646,084	g	Merlin Entertainments plc	3,249,994
341,945		Micro Focus International plc	12,010,650
2,737,030		National Grid plc	32,946,876
794,835		New Carphone Warehouse plc	1,830,757
114,610		Next plc	7,491,669
3,796,739		Old Mutual plc	9,631,294
628,313		Pearson plc	5,866,960
239,257		Persimmon plc	8,903,893
110,719	e	Provident Financial plc	1,369,784
2,029,977		Prudential plc	49,826,524
529,359		Reckitt Benckiser Group plc	47,359,974
734,561		Reed Elsevier NV	16,584,027
831,884		Reed Elsevier plc	19,142,400
329,915	e	Rio Tinto Ltd	17,579,940
969,525		Rio Tinto plc	45,820,344
1,290,808		Rolls-Royce Group plc	16,681,082
2,750,519	*	Royal Bank of Scotland Group plc	10,332,510
804,880		Royal Mail plc	4,002,341
766,644		RSA Insurance Group plc	6,401,723
856,711		Sage Group plc	8,480,244
96,322		Schroders plc	4,469,035
822,342		Scottish & Southern Energy plc	15,103,050
756,705		Segro plc	5,462,731
201,420		Severn Trent plc	5,647,697
716,178		Shire Ltd	35,275,773
845,318	*	Sky plc	10,586,977
654,886		Smith & Nephew plc	12,352,180
295,665		Smiths Group plc	6,169,311
396,732		St. James’s Place plc	6,200,882
325

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY			VALUE

2,574,873	*	Standard Chartered plc			$25,645,397
2,079,083		Standard Life plc			11,863,716
420,405		Tate & Lyle plc			3,611,395
2,560,885		Taylor Wimpey plc			6,786,544
6,290,075	*	Tesco plc			15,156,482
212,000		Travis Perkins plc			4,279,831
1,273,556		Unilever NV			73,980,742
1,003,780		Unilever plc			56,888,176
578,192		United Utilities Group plc			6,396,885
20,840,880		Vodafone Group plc			59,611,969
169,764		Weir Group plc			4,401,074
153,397		Whitbread plc			7,523,581
1,667,045		WM Morrison Supermarkets plc			4,963,980
1,567,360	g	Worldpay Group plc			8,449,029
1,011,613		WPP plc			17,884,523
		TOTAL UNITED KINGDOM			1,822,705,519

UNITED STATES - 0.4%
144,784		Carnival plc			9,545,358
480,000		iShares MSCI EAFE Index Fund			33,422,400
162,924	*	QIAGEN NV			5,527,472
11,572	*,e	Taro Pharmaceutical Industries Ltd			1,300,924
		TOTAL UNITED STATES			49,796,154

		TOTAL COMMON STOCKS			11,507,817,713
		(Cost $9,556,863,456)

RIGHTS / WARRANTS - 0.0%

AUSTRALIA - 0.0%
989,098	m	BGP Holdings plc			24,080
		TOTAL AUSTRALIA			24,080

SPAIN - 0.0%
12,530,046		Banco Santander S.A.			598,420
364,165	h	Ferrovial S.A.			175,194
		TOTAL SPAIN			773,614

UNITED KINGDOM - 0.0%
59,377,168	*,h,m	Rolls-Royce Holdings plc			78,862
		TOTAL UNITED KINGDOM			78,862

		TOTAL RIGHTS / WARRANTS			876,556
		(Cost $839,566)

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE

SHORT-TERM INVESTMENTS - 1.6%

GOVERNMENT AGENCY DEBT - 0.0%
$3,950,000		Federal Home Loan Bank (FHLB)	0.700%	11/01/17	3,950,000
		TOTAL GOVERNMENT AGENCY DEBT			3,950,000

TREASURY DEBT - 0.3%
9,130,000		United States Treasury Bill	0.982	11/02/17	9,129,754
10,600,000		United States Treasury Bill	0.936-0.951	11/09/17	10,597,736
		TOTAL TREASURY DEBT			19,727,490
326

TIAA-CREF FUNDS - International Equity Index Fund

SHARES		COMPANY	VALUE

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 1.3%
153,868,250	c	State Street Navigator Securities Lending Government Money Market Portfolio	$153,868,250
		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	153,868,250

		TOTAL SHORT-TERM INVESTMENTS	177,545,740
		(Cost $177,545,797)
		TOTAL INVESTMENTS - 101.0%	11,686,240,009
		(Cost $9,735,248,819)
		OTHER ASSETS & LIABILITIES, NET - (1.0)%	(112,247,022)
		NET ASSETS - 100.0%	$11,573,992,987

Abbreviation(s):
ADR American Depository Receipt
REIT Real Estate Investment Trust

*	Non-income producing
†	Security is categorized as Level 3 in the fair value hierarchy.
c	Investments made with cash collateral received from securities on loan.
e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $145,926,424.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/17, the aggregate value of these securities amounted to $76,471,635 or 0.7% of net assets.
h	All or a portion of these securities were purchased on a delayed delivery basis.
m	Indicates a security that has been deemed illiquid.

Futures contracts outstanding as of October 31, 2017 were as follows (See Note 3):

	Number of				Unrealized
	long (short)				appreciation
Description	contracts	Expiration date	Notional amount	Value	(depreciation)
Mini MSCI EAFE Index	220	12/15/17	$21,971,710	$22,081,400	$109,690
327

TIAA-CREF FUNDS - International Equity Index Fund

TIAA-CREF FUNDS

INTERNATIONAL EQUITY INDEX FUND

SUMMARY OF MARKET VALUES BY SECTOR

October 31, 2017

		% OF
SECTOR	VALUE	NET ASSETS
FINANCIALS	$2,465,759,953	21.2%
INDUSTRIALS	1,643,787,669	14.2
CONSUMER DISCRETIONARY	1,445,344,186	12.5
CONSUMER STAPLES	1,283,697,617	11.1
HEALTH CARE	1,168,298,949	10.1
MATERIALS	914,119,393	7.9
INFORMATION TECHNOLOGY	742,880,001	6.4
ENERGY	596,205,267	5.2
TELECOMMUNICATION SERVICES	461,132,015	4.0
REAL ESTATE	404,281,450	3.5
UTILITIES	383,187,769	3.3
SHORT-TERM INVESTMENTS	177,545,740	1.6
OTHER ASSETS & LIABILITIES, NET	(112,247,022)	(1.0)

NET ASSETS	$11,573,992,987	100.0%
328

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS
EMERGING MARKETS DEBT FUND
SCHEDULE OF INVESTMENTS
October 31, 2017

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

BONDS - 95.2%

CORPORATE BONDS - 47.5%

ARGENTINA - 2.4%
	$2,020,000	g	AES Argentina Generacion S.A.		7.750%	02/02/24	$2,166,288
	2,000,000	g	Genneia S.A.		8.750	01/20/22	2,220,080
	2,000,000	g,i	YPF S.A.	Argentina Deposit Rates Badlar + 4.000%	25.458	07/07/20	1,932,500
	1,950,000	g	YPF S.A.		6.950	07/21/27	2,084,063
			TOTAL ARGENTINA				8,402,931

BAHRAIN - 0.5%
	1,800,000	g	Oil and Gas Holding Co BSCC		7.500	10/25/27	1,867,259
			TOTAL BAHRAIN				1,867,259

BRAZIL - 6.1%
	1,800,000	g	Azul Investments LLP		5.875	10/26/24	1,793,700
	1,800,000	g	Banco do Brasil S.A.		4.625	01/15/25	1,797,300
	1,500,000	g,i	Caixa Economica Federal	DGS5 + 5.551%	7.250	07/23/24	1,563,000
	1,800,000	g	Cosan Ltd		5.950	09/20/24	1,861,290
	1,475,000	g	Gerdau Trade, Inc		4.875	10/24/27	1,486,288
	1,500,000	g	GTL Trade Finance, Inc		5.893	04/29/24	1,619,100
	2,000,000	g	JSL Europe S.A.		7.750	07/26/24	2,127,500
	1,625,000	g	Klabin Finance S.A.		4.875	09/19/27	1,612,813
	3,291,505	†,g,q	Odebrecht Offshore Drilling Finance Ltd		6.625	10/01/22	1,168,484
	1,025,356	†,g,q	Odebrecht Offshore Drilling Finance Ltd		6.750	10/01/22	364,002
BRL	2,305,000	†,g,q	Oi S.A.		9.750	09/15/16	211,384
	$1,100,000	†,g,q	Oi S.A.		5.750	02/10/22	387,750
	1,650,000		Petrobras Global Finance BV		6.125	01/17/22	1,783,650
	1,500,000		Petrobras Global Finance BV		7.375	01/17/27	1,665,000
	1,700,000		Petrobras Global Finance BV		5.625	05/20/43	1,527,450
	1,800,000	†,g,q	Telemar Norte Leste S.A.		5.500	10/23/20	616,500
			TOTAL BRAZIL				21,585,211

CHILE - 2.6%
	1,150,000	g	Celulosa Arauco y Constitucion S.A.		5.500	11/02/47	1,158,050
	1,350,000	g	Colbun S.A.		3.950	10/11/27	1,348,650
	1,550,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	1,558,726
	1,550,000	g	Corp Nacional del Cobre de Chile-CODELCO		4.875	11/04/44	1,716,330
	1,475,000	g	Empresa Nacional del Petroleo		4.500	09/14/47	1,401,988
	2,000,000	g	Latam Finance Ltd		6.875	04/11/24	2,119,000
			TOTAL CHILE				9,302,744
329

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

CHINA - 1.1%
$1,800,000		China Evergrande Group	8.250%	03/23/22	$1,891,782
2,050,000	g	Golden Eagle Retail Group Ltd	4.625	05/21/23	1,947,500
		TOTAL CHINA			3,839,282

COLOMBIA - 2.4%
1,500,000	g	Banco de Bogota S.A.	6.250	05/12/26	1,627,500
2,000,000	g	Colombia Telecomunicaciones S.A. ESP	5.375	09/27/22	2,040,000
1,500,000		Ecopetrol S.A.	5.375	06/26/26	1,603,200
1,800,000	g	GrupoSura Finance S.A.	5.500	04/29/26	1,957,500
1,225,000	g	Millicom International Cellular S.A.	5.125	01/15/28	1,231,125
		TOTAL COLOMBIA			8,459,325

COSTA RICA - 1.1%
2,000,000	g	Autopistas del Sol S.A.	7.375	12/30/30	2,115,000
1,800,000	g	Banco Nacional de Costa Rica	5.875	04/25/21	1,871,100
		TOTAL COSTA RICA			3,986,100

ECUADOR - 0.4%
1,500,000	g	Petroamazonas EP	4.625	02/16/20	1,453,800
		TOTAL ECUADOR			1,453,800

GHANA - 0.9%
2,050,000	g	Tullow Oil plc	6.000	11/01/20	2,057,687
1,000,000	g	Tullow Oil plc	6.250	04/15/22	997,500
		TOTAL GHANA			3,055,187

INDIA - 2.0%
1,500,000	g	Adani Ports & Special Economic Zone Ltd	3.950	01/19/22	1,542,579
1,800,000	g	Azure Power Energy Ltd	5.500	11/03/22	1,858,869
1,500,000	g	Delhi International Airport Ltd	6.125	10/31/26	1,613,508
1,800,000	g	Greenko Dutch BV	5.250	07/24/24	1,858,907
		TOTAL INDIA			6,873,863

INDONESIA - 3.7%
1,700,000	g	Golden Legacy Pte Ltd	8.250	06/07/21	1,848,590
1,800,000	g	Listrindo Capital BV	4.950	09/14/26	1,822,500
1,800,000	g	Medco Straits Services Pte Ltd	8.500	08/17/22	1,911,852
1,300,000	g	Minejesa Capital BV	4.625	08/10/30	1,327,581
800,000	g	Minejesa Capital BV	5.625	08/10/37	850,977
1,500,000	g	Pelabuhan Indonesia II PT	4.250	05/05/25	1,557,300
1,930,000	g	Pertamina Persero PT	4.300	05/20/23	2,037,989
1,700,000	g	Perusahaan Listrik Negara PT	5.250	10/24/42	1,790,015
		TOTAL INDONESIA			13,146,804
330

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

ISRAEL - 0.5%
	$1,800,000		Teva Pharmaceutical Finance Netherlands III BV		3.150%	10/01/26	$1,595,015
			TOTAL ISRAEL				1,595,015

JAMAICA - 0.4%
	1,400,000	g	Digicel Group Ltd		7.125	04/01/22	1,319,500
			TOTAL JAMAICA				1,319,500

KAZAKHSTAN - 1.0%
	1,500,000	g	Kazkommertsbank JSC		5.500	12/21/22	1,487,415
	2,175,000	g	KazTransGas JSC		4.375	09/26/27	2,148,807
			TOTAL KAZAKHSTAN				3,636,222

MACAU - 0.4%
	300,000	g	Wynn Macau Ltd		4.875	10/01/24	305,625
	1,000,000	g	Wynn Macau Ltd		5.500	10/01/27	1,013,220
			TOTAL MACAU				1,318,845

MEXICO - 5.0%
MXN	25,450,000		America Movil SAB de C.V.		6.450	12/05/22	1,241,653
	$1,400,000	g	Banco Nacional de Comercio Exterior SNC		4.375	10/14/25	1,449,000
	1,500,000	g,i	Banco Nacional de Comercio Exterior SNC	DGS5 + 3.000%	3.800	08/11/26	1,492,500
	800,000	g,i	BBVA Bancomer S.A.	DGS5 + 3.000%	5.350	11/12/29	802,000
	2,000,000	g	Cydsa SAB de C.V.		6.250	10/04/27	1,982,500
	2,000,000		Grupo Financiero Santander Mexico SAB de C.V.		8.500	12/29/49	2,117,938
	1,475,000	g	Mexico City Airport Trust		5.500	07/31/47	1,460,987
	3,075,000	g	Petroleos Mexicanos		6.500	03/13/27	3,356,055
	1,475,000	g	Petroleos Mexicanos		6.500	03/13/27	1,609,815
	2,000,000	g	Unifin Financiera SAB de C.V. SOFOM ENR		7.000	01/15/25	2,093,000
			TOTAL MEXICO				17,605,448

MOROCCO - 0.5%
	1,800,000	g	OCP S.A.		4.500	10/22/25	1,798,277
			TOTAL MOROCCO				1,798,277

NETHERLANDS - 1.0%
	1,800,000	g	GTH Finance BV		7.250	04/26/23	2,038,500
	1,450,000	g	VimpelCom Holdings BV		4.950	06/16/24	1,483,727
			TOTAL NETHERLANDS				3,522,227

NIGERIA - 1.1%
	1,500,000	g	Access Bank plc		10.500	10/19/21	1,695,108
	2,000,000	g	IHS Netherlands Holdco BV		9.500	10/27/21	2,124,646
			TOTAL NIGERIA				3,819,754
331

TIAA-CREF FUNDS - Emerging Markets Debt Fund

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

PANAMA - 0.9%
$1,300,000	g	Aeropuerto Internacional de Tocumen S.A.		5.625%	05/18/36	$1,404,000
1,725,000	g	Banco General S.A.		4.125	08/07/27	1,715,513
		TOTAL PANAMA				3,119,513

PERU - 1.9%
1,000,000	g	Intercorp Financial Services, Inc		4.125	10/19/27	987,500
2,000,000	g	Petroleos del Peru S.A.		4.750	06/19/32	2,044,400
1,800,000	g	Petroleos del Peru S.A.		5.625	06/19/47	1,894,860
1,750,000	g	Union Andina de Cementos SAA		5.875	10/30/21	1,839,250
		TOTAL PERU				6,766,010

RUSSIA - 0.4%
1,500,000	g	LUKOIL International Finance BV		4.563	04/24/23	1,556,814
		TOTAL RUSSIA				1,556,814

SOUTH AFRICA - 2.7%
4,000,000	g	Eskom Holdings SOC Ltd		5.750	01/26/21	4,040,560
1,500,000	g	MTN Mauritius Investment Ltd		6.500	10/13/26	1,620,328
2,000,000	g	Stillwater Mining Co		7.125	06/27/25	2,055,394
1,800,000	g	Transnet SOC Ltd		4.000	07/26/22	1,751,521
		TOTAL SOUTH AFRICA				9,467,803

THAILAND - 0.5%
1,800,000	g,i	PTTEP Treasury Center Co Ltd	DGS5 + 2.724%	4.600	12/30/49	1,832,303
		TOTAL THAILAND				1,832,303

TRINIDAD AND TOBAGO - 0.1%
500,000	g	Petroleum Co of Trinidad & Tobago Ltd		6.000	05/08/22	505,000
		TOTAL TRINIDAD AND TOBAGO				505,000

TURKEY - 3.8%
1,900,000	g,i	Akbank TAS	USD SWAP SEMI 30/360 5Y + 5.026%	7.200	03/16/27	1,969,652
1,800,000	g	TC Ziraat Bankasi AS.		5.125	05/03/22	1,791,446
1,250,000	g	TC Ziraat Bankasi AS.		5.125	09/29/23	1,225,944
1,200,000	g	Turk Telekomunikasyon AS.		4.875	06/19/24	1,213,794
1,800,000	g,i	Turkiye Garanti Bankasi AS.	USD SWAP SEMI 30/360 5 Y + 4.220%	6.125	05/24/27	1,777,500
2,050,000	g	Turkiye Is Bankasi		6.125	04/25/24	2,044,178
1,800,000	g,i	Turkiye Is Bankasi	USD SWAP SEMI 30/360 5Y + 5.117%	7.000	06/29/28	1,764,022
1,800,000	g	Yapi ve Kredi Bankasi AS.		5.850	06/21/24	1,774,022
		TOTAL TURKEY				13,560,558
332

TIAA-CREF FUNDS - Emerging Markets Debt Fund

				MATURITY
PRINCIPAL		ISSUER	RATE	DATE	VALUE

UKRAINE - 1.8%
$1,800,000	g	MHP S.A.	7.750%	05/10/24	$1,946,496
2,000,000	g	Ukreximbank Via Biz Finance plc	9.625	04/27/22	2,157,000
2,000,000	g	Ukreximbank Via Biz Finance plc	9.750	01/22/25	2,181,000
		TOTAL UKRAINE			6,284,496

UNITED ARAB EMIRATES - 0.5%
1,675,000	g	Abu Dhabi Crude Oil Pipeline LLC	4.600	11/02/47	1,711,538
		TOTAL UNITED ARAB EMIRATES			1,711,538

UNITED KINGDOM - 0.5%
1,800,000	g	Jaguar Land Rover Automotive plc	4.500	10/01/27	1,782,000
		TOTAL UNITED KINGDOM			1,782,000

URUGUAY - 0.5%
1,650,000	g	Arcos Dorados Holdings, Inc	5.875	04/04/27	1,749,000
		TOTAL URUGUAY			1,749,000

VENEZUELA - 0.3%
3,175,000	†	Petroleos de Venezuela S.A.	5.375	04/12/27	917,575
		TOTAL VENEZUELA			917,575

ZAMBIA - 0.5%
1,800,000	g	First Quantum Minerals Ltd	7.250	04/01/23	1,908,000
		TOTAL ZAMBIA			1,908,000

		TOTAL CORPORATE BONDS			167,748,404
		(Cost $163,751,027)

GOVERNMENT BONDS - 47.7%

ARGENTINA - 2.6%
1,750,000		Argentina Republic Government International Bond	5.625	01/26/22	1,837,500
3,500,000	g	Argentina Republic Government International Bond	7.125	06/28/17	3,591,000
3,350,000	g	Provincia de Buenos Aires	7.875	06/15/27	3,713,475
		TOTAL ARGENTINA			9,141,975

AZERBAIJAN - 0.4%
1,400,000	g	Southern Gas Corridor CJSC	6.875	03/24/26	1,582,000
		TOTAL AZERBAIJAN			1,582,000

BAHRAIN - 0.7%
1,250,000	g	Bahrain Government International Bond	6.750	09/20/29	1,243,180
1,250,000	g	Bahrain Government International Bond	7.500	09/20/47	1,217,940
		TOTAL BAHRAIN			2,461,120
333

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

BARBADOS - 0.2%
	$825,000		Barbados Government International Bond	7.250%	12/15/21	$767,250
			TOTAL BARBADOS			767,250

BRAZIL - 2.8%
	920,281	g	Brazil Loan Trust	5.477	07/24/23	959,854
	1,500,000	g	Brazil Minas SPE via State of Minas Gerais	5.333	02/15/28	1,526,250
BRL	13,150,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/21	4,125,381
	$1,910,000		Brazilian Government International Bond	4.250	01/07/25	1,938,650
	1,000,000		Brazilian Government International Bond	7.125	01/20/37	1,193,000
			TOTAL BRAZIL			9,743,135

CHILE - 0.4%
CLP	830,000,000		Bonos de la Tesoreria de la Republica en pesos	6.000	01/01/43	1,465,333
			TOTAL CHILE			1,465,333

COSTA RICA - 0.8%
	$2,500,000	g,p	Costa Rica Government International Bond	7.158	03/12/45	2,656,250
			TOTAL COSTA RICA			2,656,250

COTE D’IVOIRE - 1.0%
	1,950,000	g	Ivory Coast Government International Bond	6.125	06/15/33	1,922,694
	1,881,750	g	Ivory Coast Government International Bond	5.750	12/31/32	1,847,350
			TOTAL COTE D’IVOIRE			3,770,044

CROATIA - 0.5%
	1,800,000	g	Croatia Government International Bond	6.750	11/05/19	1,939,536
			TOTAL CROATIA			1,939,536

DOMINICAN REPUBLIC - 2.7%
	1,600,000	g	Dominican Republic International Bond	5.875	04/18/24	1,742,000
	1,000,000	g	Dominican Republic International Bond	6.875	01/29/26	1,142,830
DOP	124,000,000	g	Dominican Republic International Bond	11.250	02/05/27	2,775,302
	$3,160,000	g	Dominican Republic International Bond	7.450	04/30/44	3,752,500
			TOTAL DOMINICAN REPUBLIC			9,412,632

ECUADOR - 1.5%
	1,150,000	g	Ecuador Government International Bond	9.650	12/13/26	1,247,750
	2,000,000		Ecuador Government International Bond	9.650	12/13/26	2,170,000
	1,750,000	g	Ecuador Government International Bond	8.875	10/23/27	1,788,675
			TOTAL ECUADOR			5,206,425
334

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EGYPT - 1.5%
	$1,100,000	g	Egypt Government International Bond	6.125%	01/31/22	$1,147,111
	1,800,000	g	Egypt Government International Bond	7.500	01/31/27	1,995,242
	1,800,000	g	Egypt Government International Bond	8.500	01/31/47	2,036,149
			TOTAL EGYPT			5,178,502

EL SALVADOR - 1.0%
	1,350,000	g	El Salvador Government International Bond	5.875	01/30/25	1,333,125
	1,950,000	g	El Salvador Government International Bond	8.625	02/28/29	2,208,375
			TOTAL EL SALVADOR			3,541,500

GABON - 0.5%
	1,600,000	g	Gabonese Republic	6.950	06/16/25	1,601,754
			TOTAL GABON			1,601,754

GHANA - 0.2%
GHS	2,965,000	†,g	Citigroup Global Markets Holdings, Inc	24.500	06/28/21	793,068
			TOTAL GHANA			793,068

GREECE - 0.9%
EUR	1,350,000	g	Hellenic Republic Government Bond	4.375	08/01/22	1,569,962
	1,550,000		Hellenic Republic Government Bond	3.000	02/24/30	1,485,855
			TOTAL GREECE			3,055,817

GUATEMALA - 0.5%
	$1,650,000	g	Guatemala Government International Bond	4.375	06/05/27	1,641,750
			TOTAL GUATEMALA			1,641,750

INDONESIA - 1.7%
	1,200,000	g	Indonesia Government International Bond	3.850	07/18/27	1,234,538
	600,000	g	Indonesia Government International Bond	4.750	07/18/47	634,385
IDR	13,400,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,044,798
	14,800,000,000		Indonesia Treasury Bond	8.375	09/15/26	1,195,231
	$1,600,000	g	Republic of Indonesia	5.250	01/17/42	1,789,803
			TOTAL INDONESIA			5,898,755

IRAQ - 0.6%
	2,000,000	g	Iraq Government International Bond	6.752	03/09/23	2,003,480
			TOTAL IRAQ			2,003,480

JAMAICA - 0.7%
	1,000,000		Jamaica Government International Bond	6.750	04/28/28	1,158,590
	1,000,000		Jamaica Government International Bond	7.875	07/28/45	1,240,000
			TOTAL JAMAICA			2,398,590
335

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

JORDAN - 0.4%
	$1,475,000	g	Jordan Government International Bond	7.375%	10/10/47	$1,544,142
			TOTAL JORDAN			1,544,142

LEBANON - 2.1%
	1,000,000		Lebanon Government International Bond	6.250	05/27/22	992,092
	1,500,000		Lebanon Government International Bond	6.100	10/04/22	1,483,095
	3,200,000		Lebanon Government International Bond	6.250	11/04/24	3,082,835
	2,000,000		Lebanon Government International Bond	6.650	02/26/30	1,872,012
			TOTAL LEBANON			7,430,034

MALAYSIA - 0.3%
	1,000,000		1MDB Global Investments Ltd	4.400	03/09/23	958,714
			TOTAL MALAYSIA			958,714

MEXICO - 0.7%
MXN	46,040,000		Mexican Bonos	6.500	06/09/22	2,349,050
			TOTAL MEXICO			2,349,050

MONGOLIA - 1.0%
	$1,700,000	g	Mongolia Government International Bond	5.125	12/05/22	1,685,179
	1,250,000	g	Mongolia Government International Bond	5.625	05/01/23	1,254,593
	550,000	g	Mongolia Government International Bond	8.750	03/09/24	630,450
			TOTAL MONGOLIA			3,570,222

OMAN - 0.5%
	1,850,000	g	Oman Government International Bond	6.500	03/08/47	1,901,060
			TOTAL OMAN			1,901,060

PARAGUAY - 0.9%
	2,750,000	g	Republic of Paraguay	6.100	08/11/44	3,141,875
			TOTAL PARAGUAY			3,141,875

PERU - 1.8%
PEN	5,940,000	g	Fondo MIVIVIENDA S.A.	7.000	02/14/24	1,954,274
	5,500,000	g	Peru Government International Bond	6.150	08/12/32	1,768,964
	2,660,000	g	Peruvian Government International Bond	6.350	08/12/28	879,050
	5,425,000	g	Peruvian Government International Bond	6.950	08/12/31	1,872,192
			TOTAL PERU			6,474,480

POLAND - 0.6%
PLN	8,900,000		Republic of Poland Government Bond	2.500	07/25/26	2,284,515
			TOTAL POLAND			2,284,515
336

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

REPUBLIC OF SERBIA - 0.9%
	$1,500,000	g	Republic of Serbia	4.875%	02/25/20	$1,562,506
RSD	158,000,000		Serbia Treasury Bonds	5.750	07/21/23	1,601,433
			TOTAL REPUBLIC OF SERBIA			3,163,939

RUSSIA - 1.4%
RUB	129,500,000		Russian Federal Bond - Federal Loan Obligation	7.000	08/16/23	2,182,323
	$2,600,000	g	Russian Foreign Bond-Eurobond	5.250	06/23/47	2,662,135
			TOTAL RUSSIA			4,844,458

SENEGAL - 0.4%
	1,400,000	g	Senegal Government International Bond	6.250	05/23/33	1,446,956
			TOTAL SENEGAL			1,446,956

SOUTH AFRICA - 2.4%
	900,000		Republic of South Africa Government International Bond	4.850	09/27/27	878,464
	750,000		Republic of South Africa Government International Bond	5.650	09/27/47	719,243
	2,350,000		South Africa Government International Bond	5.875	09/16/25	2,503,925
	1,600,000		South Africa Government International Bond	4.300	10/12/28	1,480,918
ZAR	39,100,000		South Africa Government International Bond	7.000	02/28/31	2,203,458
	$1,040,000		South Africa Government International Bond	6.250	03/08/41	1,091,846
			TOTAL SOUTH AFRICA			8,877,854

SRI LANKA - 1.3%
	1,850,000	g	Sri Lanka Government International Bond	6.850	11/03/25	2,051,879
	2,450,000	g	Sri Lanka Government International Bond	6.200	05/11/27	2,601,831
			TOTAL SRI LANKA			4,653,710

SUPRANATIONAL - 1.0%
INR	48,000,000		Asian Development Bank	6.000	02/24/21	749,399
	102,000,000		Asian Development Bank	6.200	10/06/26	1,585,488
IDR	18,100,000,000		European Investment Bank	4.950	03/01/19	1,306,031
			TOTAL SUPRANATIONAL			3,640,918

THAILAND - 0.5%
THB	53,000,000		Thailand Government International Bond	1.875	06/17/22	1,596,911
			TOTAL THAILAND			1,596,911

TURKEY - 3.1%
	$1,800,000	g	Export Credit Bank of Turkey	5.375	10/24/23	1,812,114
TRY	6,910,000		Turkey Government International Bond	10.500	01/15/20	1,747,614
	5,000,000		Turkey Government International Bond	11.000	03/02/22	1,275,850
	$2,300,000		Turkey Government International Bond	3.250	03/23/23	2,169,146
	2,850,000		Turkey Government International Bond	6.000	03/25/27	3,001,429
	1,000,000		Turkey Government International Bond	6.875	03/17/36	1,101,444
			TOTAL TURKEY			11,107,597
337

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

UKRAINE - 3.0%
	$3,575,000	g	Ukraine Government International Bond	7.750%	09/01/23	$3,794,398
	2,250,000	g	Ukraine Government International Bond	7.750	09/01/27	2,318,715
	3,800,000	g	Ukraine Government International Bond	7.375	09/25/32	3,746,443
	520,000	†,g,i	Ukraine Government International Bond	0.000	05/31/40	296,504
			TOTAL UKRAINE			10,156,060

URUGUAY - 2.2%
UYU	17,300,000	g	Uruguay Government International Bond	9.875	06/20/22	631,211
	86,200,000	g	Uruguay Government International Bond	8.500	03/15/28	2,991,004
	$3,450,000		Uruguay Government International Bond	5.100	06/18/50	3,700,125
UYU	17,600,000		Uruguay Notas del Tesoro	13.900	07/29/20	693,626
			TOTAL URUGUAY			8,015,966

VENEZUELA - 0.7%
	$1,680,000	†	Venezuela Government International Bond	7.750	10/13/19	789,600
	5,750,000	†	Venezuela Government International Bond	9.250	05/07/28	1,940,625
			TOTAL VENEZUELA			2,730,225

ZAMBIA - 1.3%
	3,500,000	g	Zambia Government International Bond	8.500	04/14/24	3,745,928
	750,000	g	Zambia Government International Bond	8.970	07/30/27	815,775
			TOTAL ZAMBIA			4,561,703

			TOTAL GOVERNMENT BONDS			168,709,305
			(Cost $164,128,648)

			TOTAL BONDS			336,457,709
			(Cost $327,879,675)

SHORT-TERM INVESTMENTS - 3.4%

ARGENTINA - 0.5%
ARS	38,000,000	j	Letras del Banco Central de la Republica Argentina	0.000	02/21/18	1,977,550
			TOTAL ARGENTINA			1,977,550

EGYPT - 0.5%
EGP	32,000,000	j	Egypt Treasury Bills	0.000	03/13/18	1,701,487
			TOTAL EGYPT			1,701,487

NIGERIA - 0.5%
NGN	700,000,000	j	Nigeria Treasury Bill	0.000	07/05/18	1,725,169
			TOTAL NIGERIA			1,725,169

UNITED STATES - 1.6%
	$5,450,000		Federal Home Loan Bank (FHLB)	0.850	11/01/17	5,450,000
			TOTAL UNITED STATES			5,450,000
338

TIAA-CREF FUNDS - Emerging Markets Debt Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

URUGUAY - 0.3%
UYU	30,000,000	j	Uruguay Treasury Bills	0.000%	03/08/18	$997,376
			TOTAL URUGUAY			997,376

			TOTAL SHORT-TERM INVESTMENTS			11,851,582
			(Cost $11,894,473)
			TOTAL INVESTMENTS - 98.6%			348,309,291
			(Cost $339,774,148)
			OTHER ASSETS & LIABILITIES, NET - 1.4%			4,905,965
			NET ASSETS - 100.0%			$353,215,256

Abbreviation(s):
	ARS	Argentine Peso
	BRL	Brazilian Real
	CLP	Chile Peso
	DGS5	5-Year Treasury Constant Maturity Rate
	DOP	Dominican Peso
	EGP	Egyptian Pound
	EUR	Euro
	GHS	Ghana Cedi
	IDR	Indonesian Rupiah
	INR	Indian Rupee
	MXN	Mexican Peso
	NGN	Nigeria Naria
	PEN	Peruvian Nuevo Sol
	PLN	Polish Zloty
	RSD	Serbian Dinar
	RUB	Russian Ruble
	THB	Thai Baht
	TRY	Turkish New Lira
	UYU	Uruguayan Peso
	Y	Year
	ZAR	South African Rand

†	Security is categorized as Level 3 in the fair value hierarchy.
g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2017, the aggregate value of these securities amounted to $251,812,721 or 71.3% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero coupon
p	All or a portion of these securities have been segregated to cover requirements on open forward foreign currency contracts.
q	In default

Forward foreign currency contracts outstanding as of October 31, 2017 were as follows (see Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$1,500,000	CNH	10,612,500	Bank of America	11/20/2017	$(98,056)

Abbreviation(s):
CNH	Chinese Yuan Renminbi
339

TIAA-CREF FUNDS - Emerging Markets Debt Fund

TIAA-CREF FUNDS
EMERGING MARKETS DEBT FUND
SUMMARY OF MARKET VALUES BY SECTOR
October 31, 2017

SECTOR	VALUE	% OF NET ASSETS
GOVERNMENT	$168,709,305	47.7%
FINANCIALS	44,828,234	12.7
UTILITIES	40,107,592	11.4
ENERGY	23,479,472	6.6
MATERIALS	18,734,728	5.3
INDUSTRIALS	17,223,881	4.9
CONSUMER DISCRETIONARY	8,645,935	2.4
TELECOMMUNICATION SERVICES	8,094,636	2.3
CONSUMER STAPLES	3,807,786	1.1
HEALTH CARE	1,595,015	0.5
INFORMATION TECHNOLOGY	1,231,125	0.3
SHORT-TERM INVESTMENTS	11,851,582	3.4
OTHER ASSETS & LIABILITIES, NET	4,905,965	1.4

NET ASSETS	$353,215,256	100.0%
340

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

October 31, 2017

			REFERENCE		MATURITY
PRINCIPAL		ISSUER	RATE & SPREAD	RATE	DATE	VALUE

BANK LOAN OBLIGATIONS - 2.1%

CANADA - 0.3%
$744,690	i	1011778 BC / New Red Fin	LIBOR 3 M + 2.250%	3.580%	02/17/24	$745,434
		TOTAL CANADA				745,434

IRELAND - 0.3%
748,125	i	Avolon TLB Borrower Luxembourg Sarl	LIBOR 1 M + 2.750%	3.960	04/03/22	753,691
		TOTAL IRELAND				753,691

LUXEMBOURG - 0.4%
750,000	i	Ineos US Finance LLC	LIBOR 1 M + 2.000%	3.240	03/31/24	750,472
248,750	i	Vouvray US Finance, LLC	LIBOR 1 M + 3.000%	4.240	03/09/24	246,990
		TOTAL LUXEMBOURG				997,462

UNITED STATES - 1.1%
746,250	i	Change Healthcare Holdings LLC	LIBOR 1 M + 2.750%	3.990	03/01/24	750,190
124,688	i	Endo Luxembourg Finance I Co Sarl	LIBOR 1 M + 4.250%	5.500	04/27/24	126,308
736,525	i	First Data Corp	LIBOR 1 M + 2.250%	3.490	07/10/22	738,278
298,500	i	Mallinckrodt International Finance S.A.	LIBOR 3 M + 2.750%	4.080	09/24/24	299,136
99,251	i	Sabre GLBL, Inc	LIBOR 1 M + 2.250%	3.490	02/22/24	99,665
746,250	i	Tennessee Merger Sub, Inc	LIBOR 1 M + 2.750%	3.990	02/06/24	739,720
		TOTAL UNITED STATES				2,753,297

		TOTAL BANK LOAN OBLIGATIONS				5,249,884
		(Cost $5,256,348)

BONDS - 91.9%

CORPORATE BONDS - 25.6%

ARGENTINA - 0.1%
350,000	g	Adecoagro S.A.		6.000	09/21/27	351,925
		TOTAL ARGENTINA				351,925

BRAZIL - 1.2%
500,000	g	Banco do Brasil S.A.		4.625	01/15/25	499,250
425,000	g	Gerdau Trade, Inc		4.875	10/24/27	428,252
450,000	g	Klabin Finance S.A.		4.875	09/19/27	446,625
1,000,000		Petrobras Global Finance BV		6.125	01/17/22	1,081,000
500,000	g	Suzano Austria GmbH		5.750	07/14/26	538,500
		TOTAL BRAZIL				2,993,627
341

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

CANADA - 0.4%
	$1,100,000	g	Eldorado Gold Corp		6.125%	12/15/20	$1,091,750
			TOTAL CANADA				1,091,750

CHILE - 0.8%
	625,000	g	Celulosa Arauco y Constitucion S.A.		3.875	11/02/27	615,000
	425,000	g	Corp Nacional del Cobre de Chile-CODELCO		3.625	08/01/27	427,393
	500,000	g	Empresa Nacional del Petroleo		3.750	08/05/26	499,069
	500,000	g	Inversiones CMPC S.A.		4.375	04/04/27	510,213
			TOTAL CHILE				2,051,675

CHINA - 0.8%
	400,000		Baidu, Inc		2.875	07/06/22	400,649
	600,000	z	CNAC HK Finbridge Co Ltd		3.000	07/19/20	601,478
EUR	800,000	z	Three Gorges Finance II Cayman Islands Ltd		1.300	06/21/24	943,417
			TOTAL CHINA				1,945,544

COLOMBIA - 0.5%
	$500,000	g	Banco de Bogota S.A.		4.375	08/03/27	503,000
	500,000		Ecopetrol S.A.		5.375	06/26/26	534,400
	275,000	g	Millicom International Cellular S.A.		5.125	01/15/28	276,375
			TOTAL COLOMBIA				1,313,775

FRANCE - 0.7%
EUR	600,000		Credit Agricole Assurances S.A.		4.250	12/30/49	786,273
	600,000		Engie S.A.		2.375	05/19/26	785,321
	100,000		Societe Generale S.A.		0.750	02/19/21	119,206
			TOTAL FRANCE				1,690,800

GERMANY - 0.8%
	800,000		Deutsche Bank AG.		1.250	09/08/21	960,507
	350,000	g,o	IHO Verwaltungs GmbH		3.750	09/15/26	436,236
	200,000	g	Schaeffler Finance BV		4.750	05/15/23	205,750
	350,000	g	ZF North America Capital, Inc		4.750	04/29/25	367,937
			TOTAL GERMANY				1,970,430

HONG KONG - 0.2%
	$575,000	g	CK Hutchison International 17 Ltd		2.250	09/29/20	572,503
			TOTAL HONG KONG				572,503

INDIA - 0.2%
	500,000	g	Adani Ports & Special Economic Zone Ltd		3.950	01/19/22	514,193
			TOTAL INDIA				514,193
342

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

INDONESIA - 0.2%
	$500,000	g	Perusahaan Listrik Negara PT	4.125%	05/15/27	$500,868
			TOTAL INDONESIA			500,868

IRELAND - 0.1%
	150,000	g	Park Aerospace Holdings Ltd	5.250	08/15/22	156,000
	150,000	g	Park Aerospace Holdings Ltd	5.500	02/15/24	155,625
			TOTAL IRELAND			311,625

ISRAEL - 0.2%
	600,000		Teva Pharmaceutical Finance Netherlands III BV	3.150	10/01/26	531,672
			TOTAL ISRAEL			531,672

ITALY - 0.3%
EUR	600,000		Intesa Sanpaolo S.p.A	3.500	01/17/22	788,096
			TOTAL ITALY			788,096

JAPAN - 0.7%
	500,000	z	Mitsubishi UFJ Financial Group, Inc	0.872	09/07/24	584,453
	500,000	z	Sumitomo Mitsui Financial Group, Inc	0.934	10/11/24	586,670
	500,000	z	Sumitomo Mitsui Financial Group, Inc	1.413	06/14/27	592,053
			TOTAL JAPAN			1,763,176

KAZAKHSTAN - 0.4%
	$600,000	g	KazMunayGas National Co JSC	3.875	04/19/22	606,553
	475,000	g	KazTransGas JSC	4.375	09/26/27	469,280
			TOTAL KAZAKHSTAN			1,075,833

MEXICO - 0.8%
	500,000	g	Banco Nacional de Comercio Exterior SNC	4.375	10/14/25	517,500
	1,125,000	g	Petroleos Mexicanos	5.375	03/13/22	1,193,512
EUR	200,000		Petroleos Mexicanos	1.875	04/21/22	238,767
			TOTAL MEXICO			1,949,779

NETHERLANDS - 0.7%
	750,000		Cooperatieve Rabobank UA	4.125	09/14/22	1,022,254
	$350,000	g	Sensata Technologies BV	5.000	10/01/25	372,750
	400,000	g	VimpelCom Holdings BV	4.950	06/16/24	409,304
			TOTAL NETHERLANDS			1,804,308

PANAMA - 0.2%
	350,000	g	Banco General S.A.	4.125	08/07/27	348,075
			TOTAL PANAMA			348,075
343

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

PERU - 0.1%
	$350,000	g	Cerro del Aguila S.A.		4.125%	08/16/27	$348,250
			TOTAL PERU				348,250

SPAIN - 0.3%
EUR	700,000		Iberdrola International BV		1.125	04/21/26	826,306
			TOTAL SPAIN				826,306

SWEDEN - 0.1%
	$350,000	g	Stena AB		7.000	02/01/24	337,750
			TOTAL SWEDEN				337,750

SWITZERLAND - 0.7%
EUR	600,000	g,i,z	Credit Suisse Group AG.	ISR EUR 1 Y + 0.750%	1.250	07/17/25	709,569
GBP	350,000		Glencore Finance Europe S.A.		6.500	02/27/19	496,866
EUR	325,000		Tyco Electronics Group S.A.		1.100	03/01/23	389,392
			TOTAL SWITZERLAND				1,595,827

TURKEY - 0.5%
	$350,000	g	TC Ziraat Bankasi AS.		5.125	09/29/23	343,264
	500,000	g	Turkiye Is Bankasi		6.125	04/25/24	498,580
	400,000	g	Yapi ve Kredi Bankasi AS.		5.850	06/21/24	394,227
			TOTAL TURKEY				1,236,071

UNITED ARAB EMIRATES - 0.2%
	425,000	g	Abu Dhabi Crude Oil Pipeline LLC		3.650	11/02/29	425,000
			TOTAL UNITED ARAB EMIRATES				425,000

UNITED KINGDOM - 1.7%
GBP	500,000		BAE Systems plc		4.125	06/08/22	738,679
EUR	500,000	z	Barclays Plc		2.000	02/07/28	584,273
	600,000		Delphi Automotive plc		1.600	09/15/28	691,951
	600,000		FCE Bank plc		1.134	02/10/22	719,409
	1,200,000	g	Virgin Media Finance plc		4.500	01/15/25	1,477,743
			TOTAL UNITED KINGDOM				4,212,055

UNITED STATES - 12.7%
	900,000	g	Adient Global Holdings Ltd		3.500	08/15/24	1,107,310
	350,000	z	Albemarle Corp		1.875	12/08/21	431,191
GBP	825,000		AMC Entertainment Holdings, Inc		6.375	11/15/24	1,128,450
EUR	500,000		American International Group, Inc		1.500	06/08/23	605,786
	450,000		Apple, Inc		1.375	05/24/29	539,259
	1,070,000	g	Aramark International Finance Sarl		3.125	04/01/25	1,300,607
	500,000		AT&T, Inc		2.350	09/04/29	606,090
	440,000		AT&T, Inc		3.150	09/04/36	528,799
344

TIAA-CREF FUNDS - International Bond Fund

				REFERENCE		MATURITY
PRINCIPAL			ISSUER	RATE & SPREAD	RATE	DATE	VALUE

GBP	355,000		AT&T, Inc		3.550%	09/14/37	$453,876
EUR	950,000		Axalta Coating Systems Dutch Holding BV		3.750	01/15/25	1,165,682
	350,000		Ball Corp		4.375	12/15/23	467,792
	500,000		DH Europe Finance S.A.		1.200	06/30/27	587,820
GBP	750,000	z	Digital Stout Holding LLC		2.750	07/19/24	1,010,377
	200,000		Discovery Communications LLC		2.500	09/20/24	260,462
	150,000		Fidelity National Information Services, Inc		1.700	06/30/22	198,376
EUR	375,000		Fidelity National Information Services, Inc		1.100	07/15/24	438,498
	850,000	g	Gates Global LLC		5.750	07/15/22	1,010,375
	600,000		General Motors Financial International BV		1.168	05/18/20	719,560
	700,000	z	Goldman Sachs Group, Inc		1.375	05/15/24	834,921
	$500,000	g	Hyundai Capital America		3.250	09/20/22	502,993
EUR	800,000		International Game Technology plc		4.750	02/15/23	1,050,694
	500,000	g	Iron Mountain, Inc		3.000	01/15/25	595,909
	750,000		Johnson Controls International plc		1.000	09/15/23	890,175
	800,000	z	JPMorgan Chase & Co		1.638	05/18/28	960,279
	500,000		Kinder Morgan, Inc		2.250	03/16/27	611,593
	650,000		Liberty Mutual Group, Inc		2.750	05/04/26	826,617
	$350,000		MGM Resorts International		4.625	09/01/26	350,000
EUR	1,000,000		Morgan Stanley		1.342	10/23/26	1,170,845
	850,000	g	OI European Group BV		3.125	11/15/24	1,034,735
	500,000		ProLogis LP		3.000	06/02/26	667,293
	600,000	g	Quintiles IMS, Inc		2.875	09/15/25	708,116
	$750,000		Scientific Games International, Inc		10.000	12/01/22	828,750
EUR	750,000	g	Silgan Holdings, Inc		3.250	03/15/25	917,286
	200,000		Simon International Finance S.C.A		1.250	05/13/25	239,564
	$760,000		Sunoco Logistics Partners Operations LP		5.350	05/15/45	757,317
EUR	500,000		SYSCO Corp		1.250	06/23/23	603,134
	150,000		Thermo Fisher Scientific, Inc		1.400	01/23/26	177,433
	500,000		Thermo Fisher Scientific, Inc		1.375	09/12/28	570,984
	100,000		Thermo Fisher Scientific, Inc		1.950	07/24/29	118,960
	500,000		Thermo Fisher Scientific, Inc		2.875	07/24/37	602,420
	400,000		Verizon Communications, Inc		1.375	10/27/26	463,713
	400,000		Verizon Communications, Inc		1.875	10/26/29	473,195
	300,000		Verizon Communications, Inc		2.875	01/15/38	359,881
	400,000	z	Wells Fargo & Co		1.500	05/24/27	476,115
GBP	300,000		Welltower, Inc		4.800	11/20/28	463,060
EUR	400,000		Whirlpool Finance Luxembourg Sarl		1.250	11/02/26	477,938
	800,000	g	XPO Logistics, Inc		5.750	06/15/21	962,821
	375,000		Xylem, Inc		2.250	03/11/23	470,481
			TOTAL UNITED STATES				31,727,532

			TOTAL CORPORATE BONDS				64,278,445
			(Cost $61,249,473)
345

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

GOVERNMENT BONDS - 66.3%

ARGENTINA - 0.4%
	$1,000,000	g	Provincia de Buenos Aires	7.875%	06/15/27	$1,108,500
			TOTAL ARGENTINA			1,108,500

AUSTRALIA - 1.1%
AUD	1,450,000		Australia Government International Bond	3.750	04/21/37	1,203,089
	1,000,000		New South Wales Treasury Corp	4.000	04/08/21	811,540
	995,000		Treasury Corp of Victoria	6.000	06/15/20	838,004
			TOTAL AUSTRALIA			2,852,633

BERMUDA - 0.7%
	$1,700,000	g	Bermuda Government International Bond	4.854	02/06/24	1,849,804
			TOTAL BERMUDA			1,849,804

BRAZIL - 0.7%
BRL	5,650,000		Brazil Notas do Tesouro Nacional Serie F	10.000	01/01/19	1,778,085
			TOTAL BRAZIL			1,778,085

CANADA - 2.2%
CAD	1,300,000		Canadian Government International Bond	5.000	06/01/37	1,458,164
	2,450,000		Province of British Columbia Canada	2.550	06/18/27	1,894,748
	1,620,000		Province of British Columbia Canada	3.200	06/18/44	1,298,951
	1,000,000		Province of Quebec Canada	2.750	09/01/27	782,435
			TOTAL CANADA			5,434,298

COTE D’IVOIRE - 0.3%
EUR	625,000	g	Ivory Coast Government International Bond	5.125	06/15/25	769,096
			TOTAL COTE D’IVOIRE			769,096

CYPRUS - 0.2%
	300,000		Cyprus Government International Bond	2.750	06/27/24	380,846
			TOTAL CYPRUS			380,846

ECUADOR - 0.4%
	$850,000	g	Ecuador Government International Bond	8.875	10/23/27	868,785
			TOTAL ECUADOR			868,785

EGYPT - 0.6%
	650,000	g	Egypt Government International Bond	7.500	01/31/27	720,504
	675,000	g	Egypt Government International Bond	8.500	01/31/47	763,556
			TOTAL EGYPT			1,484,060

FRANCE - 3.9%
EUR	400,000		Caisse d’Amortissement de la Dette Sociale	1.375	11/25/24	503,579
	1,293,000		France Government Bond OAT	1.750	11/25/24	1,675,015
	1,500,000		France Government Bond OAT	1.500	05/25/31	1,853,702
346

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

EUR	2,340,000	j	French Republic Government Bond OAT	0.000%	05/25/21	$2,766,236
	2,350,000	g	French Republic Government Bond OAT	2.000	05/25/48	2,909,184
			TOTAL FRANCE			9,707,716

GERMANY - 0.5%
	1,000,000		Bundesrepublik Deutschland	1.250	08/15/48	1,172,066
			TOTAL GERMANY			1,172,066

GREECE - 1.2%
	1,350,000	g	Hellenic Republic Government Bond	4.375	08/01/22	1,569,962
	1,625,000		Hellenic Republic Government Bond	3.000	02/24/30	1,557,752
			TOTAL GREECE			3,127,714

HONDURAS - 0.6%
	$1,350,000	g	Honduras Government International Bond	7.500	03/15/24	1,532,250
			TOTAL HONDURAS			1,532,250

HUNGARY - 0.5%
	1,000,000	z	Hungary Government International Bond	1.750	10/10/27	1,185,561
			TOTAL HUNGARY			1,185,561

INDONESIA - 0.9%
	1,000,000	g	Indonesia Government International Bond	2.150	07/18/24	1,205,504
IDR	13,820,000,000		Indonesia Treasury Bond	8.250	07/15/21	1,077,545
			TOTAL INDONESIA			2,283,049

ISRAEL - 0.9%
ILS	5,250,000		Israel Government Bond-Fixed	5.500	01/31/42	2,197,314
			TOTAL ISRAEL			2,197,314

ITALY - 7.5%
EUR	3,375,000		Italy Buoni Poliennali Del Tesoro	0.350	06/15/20	3,969,470
	5,035,000	g	Italy Buoni Poliennali Del Tesoro	4.750	08/01/23	7,147,890
	3,675,000		Italy Buoni Poliennali Del Tesoro	1.250	12/01/26	4,135,497
	1,775,000	g	Italy Buoni Poliennali Del Tesoro	1.650	03/01/32	1,922,329
	1,350,000	g	Italy Buoni Poliennali Del Tesoro	3.450	03/01/48	1,691,197
			TOTAL ITALY			18,866,383

JAPAN - 14.5%
JPY	13,000,000		Japan Finance Organization for Municipalities	0.440	08/15/25	117,237
	21,000,000		Japan Finance Organization for Municipalities	0.320	01/19/26	187,718
	30,000,000		Japan Finance Organization for Municipalities	0.145	02/16/26	264,373
	14,000,000		Japan Finance Organization for Municipalities	0.020	05/22/26	121,970
	738,150,000		Japan Government Five Year Bond	0.200	06/20/19	6,529,756
	119,600,000		Japan Government Five Year Bond	0.100	06/20/20	1,058,289
	650,450,000		Japan Government Ten Year Bond	0.100	09/20/26	5,752,654
347

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

JPY	289,950,000		Japan Government Thirty Year Bond	2.500%	09/20/34	$3,404,333
	457,700,000		Japan Government Thirty Year Bond	0.500	09/20/46	3,673,704
	249,600,000		Japan Government Twenty Year Bond	1.900	03/22/21	2,344,962
	340,000,000		Japan Government Twenty Year Bond	2.100	03/20/26	3,511,424
	229,000,000		Japan Government Twenty Year Bond	1.800	09/20/31	2,432,715
	117,000,000		Japan Government Twenty Year Bond	1.700	03/20/32	1,231,806
	305,000,000		Japan Government Twenty Year Bond	0.600	12/20/36	2,702,696
	160,000,000		Japan Government Twenty Year Bond	0.700	03/20/37	1,438,947
	180,000,000		Japan Government Two Year Bond	0.100	02/15/19	1,588,350
			TOTAL JAPAN			36,360,934

JORDAN - 0.2%
	$475,000	g	Jordan Government International Bond	7.375	10/10/47	497,266
			TOTAL JORDAN			497,266

KOREA, REPUBLIC OF - 3.0%
	500,000	g	Korea Housing Finance Corp	2.000	10/11/21	483,447
KRW	918,000,000		Korea Treasury Bond	1.750	12/10/18	818,218
	5,664,500,000		Korea Treasury Bond	1.375	09/10/21	4,880,419
	1,800,000,000		Korea Treasury Bond	1.500	12/10/26	1,466,489
			TOTAL KOREA, REPUBLIC OF			7,648,573

LEBANON - 0.5%
	$1,400,000	z	Lebanon Government International Bond	6.850	03/23/27	1,362,949
			TOTAL LEBANON			1,362,949

MEXICO - 0.8%
MXN	14,000,000		Mexican Bonos	8.000	12/07/23	762,467
	23,500,000		Mexican Bonos	5.750	03/05/26	1,113,114
			TOTAL MEXICO			1,875,581

MONGOLIA - 0.2%
	$525,000	g	Mongolia Government International Bond	5.625	05/01/23	526,929
			TOTAL MONGOLIA			526,929

NETHERLANDS - 0.5%
EUR	925,000	g	Netherlands Government International Bond	2.500	01/15/33	1,333,646
			TOTAL NETHERLANDS			1,333,646

NEW ZEALAND - 0.2%
NZD	525,000		New Zealand Government International Bond	4.500	04/15/27	405,361
			TOTAL NEW ZEALAND			405,361

NORWAY - 1.2%
NOK	14,700,000	g	Norway Government International Bond	3.750	05/25/21	1,975,984
	8,670,000	g	Norway Government International Bond	1.500	02/19/26	1,059,455
			TOTAL NORWAY			3,035,439
348

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

PERU - 1.1%
PEN	3,300,000	g	Peru Government International Bond	6.150%	08/12/32	$1,061,379
	4,480,000	g	Peruvian Government International Bond	8.200	08/12/26	1,689,300
			TOTAL PERU			2,750,679

POLAND - 1.4%
PLN	8,165,000		Poland Government International Bond	4.000	10/25/23	2,372,506
	4,000,000		Republic of Poland Government Bond	3.250	07/25/25	1,098,373
			TOTAL POLAND			3,470,879

RUSSIA - 0.6%
RUB	87,000,000		Russian Federal Bond - Federal Loan Obligation	7.000	01/25/23	1,468,318
			TOTAL RUSSIA			1,468,318

SAUDI ARABIA - 0.5%
	$1,225,000	g	Saudi Government International Bond	2.875	03/04/23	1,219,843
			TOTAL SAUDI ARABIA			1,219,843

SENEGAL - 0.3%
	800,000	g	Senegal Government International Bond	6.250	05/23/33	826,832
			TOTAL SENEGAL			826,832

SOUTH AFRICA - 1.7%
	1,475,000		Republic of South Africa Government International Bond	4.850	09/27/27	1,439,704
ZAR	16,950,000		South Africa Government International Bond	10.500	12/21/26	1,298,665
	16,500,000		South Africa Government International Bond	7.000	02/28/31	929,848
	7,800,000		South Africa Government International Bond	8.750	01/31/44	479,341
			TOTAL SOUTH AFRICA			4,147,558

SPAIN - 4.7%
EUR	1,100,000		Instituto de Credito Oficial	4.375	05/20/19	1,373,382
	1,150,000		Spain Government International Bond	0.750	07/30/21	1,366,030
	2,210,000		Spain Government International Bond	0.400	04/30/22	2,596,392
	3,600,000	g	Spain Government International Bond	2.750	10/31/24	4,741,753
	1,275,000	g	Spain Government International Bond	2.900	10/31/46	1,532,217
			TOTAL SPAIN			11,609,774

SRI LANKA - 0.7%
	$1,625,000	g	Sri Lanka Government International Bond	6.200	05/11/27	1,725,704
			TOTAL SRI LANKA			1,725,704
349

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

SUPRANATIONAL - 2.4%
INR	129,300,000		Asian Development Bank	6.200%	10/06/26	$2,009,839
IDR	11,300,000,000	g	European Investment Bank	7.200	07/09/19	841,320
SEK	9,070,000		European Investment Bank	1.250	05/12/25	1,110,255
NZD	850,000		Inter-American Development Bank	3.500	05/15/21	595,544
AUD	1,150,000		Inter-American Development Bank	4.750	08/27/24	980,720
NZD	500,000		International Bank for Reconstruction & Development	3.375	01/25/22	349,100
			TOTAL SUPRANATIONAL			5,886,778

SWEDEN - 0.4%
SEK	7,805,000		Sweden Government International Bond	2.250	06/01/32	1,062,878
			TOTAL SWEDEN			1,062,878

THAILAND - 0.8%
THB	69,000,000		Thailand Government International Bond	1.875	06/17/22	2,078,998
			TOTAL THAILAND			2,078,998

TURKEY - 0.6%
	$500,000	g	Export Credit Bank of Turkey	5.375	10/24/23	503,365
TRY	4,375,000		Turkey Government International Bond	11.000	03/02/22	1,116,369
			TOTAL TURKEY			1,619,734

UNITED KINGDOM - 6.5%
GBP	1,250,000		United Kingdom Gilt	1.750	07/22/19	1,696,745
	2,960,000		United Kingdom Gilt	1.500	01/22/21	4,043,571
	1,600,000		United Kingdom Gilt	0.500	07/22/22	2,097,053
	1,230,000		United Kingdom Gilt	4.750	12/07/30	2,247,609
	1,175,000		United Kingdom Gilt	4.250	03/07/36	2,149,723
	3,400,000		United Kingdom Gilt	1.500	07/22/47	4,104,845
			TOTAL UNITED KINGDOM			16,339,546

URUGUAY - 0.9%
UYU	20,760,000	g	Uruguay Government International Bond	9.875	06/20/22	757,453
	43,000,000	g	Uruguay Government International Bond	8.500	03/15/28	1,492,032
			TOTAL URUGUAY			2,249,485

			TOTAL GOVERNMENT BONDS			166,101,844
			(Cost $164,698,893)

			TOTAL BONDS			230,380,289
			(Cost $225,948,366)
350

TIAA-CREF FUNDS - International Bond Fund

					MATURITY
PRINCIPAL			ISSUER	RATE	DATE	VALUE

SHORT-TERM INVESTMENTS - 4.9%

EGYPT - 0.6%
EGP	25,000,000	j	Egypt Treasury Bills	0.000%	12/12/17	$1,388,904
			TOTAL EGYPT			1,388,904

NIGERIA - 0.5%
NGN	550,000,000	j	Nigeria Treasury Bill	0.000	08/02/18	1,332,726
			TOTAL NIGERIA			1,332,726

UNITED STATES - 3.8%
	$9,600,000		Federal Home Loan Bank (FHLB)	0.700	11/01/17	9,600,000
			TOTAL UNITED STATES			9,600,000

			TOTAL SHORT-TERM INVESTMENTS			12,321,630
			(Cost $12,265,231)
			TOTAL INVESTMENTS - 98.9%			247,951,803
			(Cost $243,469,945)
			OTHER ASSETS & LIABILITIES, NET - 1.1%			2,651,881
			NET ASSETS - 100.0%			$250,603,684

Abbreviation(s):
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
EGP	Egyptian Pound
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	Pound Sterling
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
ISR	Intercontinental Exchange Swap Rate
JPY	Japanese Yen
KRW	South Korean Won
LIBOR	London Interbank Offered Rate
M	Month
MXN	Mexican Peso
NGN	Nigeria Naria
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krone
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso
Y	Year
ZAR	South African Rand
351

TIAA-CREF FUNDS - International Bond Fund

g	Security is exempt from registration under Rule 144(A) of the Securities Act of 1933 and may be resold in transactions exempt from registration to qualified institutional buyers. At 10/31/2017, the aggregate value of these securities amounted to $69,383,118 or 27.7% of net assets.
i	Floating or variable rate security includes the reference rate and spread, unless the variable rate is based on the underlying asset of the security. Coupon rate reflects the rate at period end.
j	Zero Coupon
o	Payment in Kind Bond
z	All or a portion of this security is owned by TIAA-CREF International Bond Offshore Limited which is a 100% owned subsidiary of the fund.

Forward foreign currency contracts outstanding as of October 31, 2017 were as follows (see Note 3):

Currency to be purchased	Receive	Currency to be sold	Deliver	Counterparty	Settlement date	Unrealized appreciation (depreciation)
	$3,833,861	AUD	5,007,178	Bank of America	11/30/2017	$2,870
	$36,268,025	JPY	4,124,737,045	Bank of America	11/30/2017	(55,253)
	$7,177,728	KRW	8,072,431,838	Bank of America	11/30/2017	(43,017)
	$1,532,008	NOK	12,512,826	Bank of America	11/30/2017	(1,033)
	$1,906,816	PLN	6,983,334	Bank of America	11/30/2017	(11,608)
	$1,045,037	THB	34,771,304	Bank of America	11/30/2017	(1,725)
	$1,360,847	ZAR	19,336,069	Bank of America	11/30/2017	818
Total						(108,948)
	$5,446,122	CAD	7,004,347	Morgan Stanley	11/30/2017	15,469
	$83,325,739	EUR	71,741,829	Morgan Stanley	11/30/2017	(381,157)
	$2,476,985	EUR	2,122,207	Morgan Stanley	11/30/2017	838
	$20,916,328	GBP	15,923,815	Morgan Stanley	11/30/2017	(251,359)
	$2,173,369	SEK	18,182,380	Morgan Stanley	11/30/2017	(2,226)
Total						(618,435)
Total						$(727,383)

Abbreviation(s):
AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
PLN	Polish Zloty
SEK	Swedish Krone
THB	Thai Baht
ZAR	South African Rand

352

TIAA-CREF FUNDS - International Bond Fund

TIAA-CREF FUNDS

INTERNATIONAL BOND FUND

CONSOLIDATED SUMMARY OF MARKET VALUES BY SECTOR

October 31, 2017

		% OF
SECTOR	VALUE	NET ASSETS
GOVERNMENT	$166,101,844	66.3%
FINANCIALS	15,887,504	6.3
CONSUMER DISCRETIONARY	11,184,448	4.5
UTILITIES	7,982,261	3.2
MATERIALS	7,790,156	3.1
INDUSTRIALS	6,319,179	2.5
ENERGY	4,915,658	2.0
TELECOMMUNICATION SERVICES	4,772,600	1.9
INFORMATION TECHNOLOGY	4,161,357	1.7
HEALTH CARE	3,617,687	1.4
CONSUMER STAPLES	1,527,562	0.6
REAL ESTATE	1,369,917	0.5
SHORT-TERM INVESTMENTS	12,321,630	4.9
OTHER ASSETS & LIABILITIES, NET	2,651,881	1.1

NET ASSETS	$250,603,684	100.0%

353

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, International Small-Cap Equity Fund and Social Choice International Equity Fund

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Enhanced Large-Cap Growth Index Fund, Enhanced Large-Cap Value Index Fund, Growth & Income Fund, Large-Cap Growth Fund, Large-Cap Value Fund, Mid-Cap Growth Fund, Mid-Cap Value Fund, Small-Cap Equity Fund, Small/Mid-Cap Equity Fund, Social Choice Equity Fund, Social Choice Low Carbon Equity Fund, Emerging Markets Equity Fund, Enhanced International Equity Index Fund, Global Natural Resources Fund, International Equity Fund, International Opportunities Fund, International Small-Cap Equity Fund and Social Choice International Equity Fund (eighteen of the funds constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2017, the results of each of their operations for the year then ended (or for the International Small-Cap Equity Fund, the period from December 9, 2016 (commencement of operations) through October 31, 2017), the changes in each of their net assets for each of the two years in the period then ended (or for the International Small-Cap Equity Fund, the period from December 9, 2016 (commencement of operations) through October 31, 2017, or for the Small/Mid-Cap Equity Fund, the year then ended October 31, 2017 and the period from August 5, 2016 (commencement of operations) through October 31, 2016) and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and schedules of investments (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

December 15, 2017

354

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund and International Equity Index Fund

In our opinion, the accompanying statements of assets and liabilities, including the summary portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in in Item 1 of this Form N-CSR) and the schedules of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Equity Index Fund, Large-Cap Growth Index Fund, Large-Cap Value Index Fund, S&P 500 Index Fund, Small-Cap Blend Index Fund, Emerging Markets Equity Index Fund and International Equity Index Fund (seven of the funds constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”) as of October 31, 2017, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and schedules of investments (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

December 15, 2017

355

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of the TIAA-CREF Funds and Shareholders of Emerging Markets Debt Fund and International Bond Fund

In our opinion, the (i) accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Emerging Markets Debt Fund as of October 31, 2017, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated therein, and (ii) accompanying consolidated statement of assets and liabilities, including the consolidated summary portfolio of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights (included in Item 1 of this Form N-CSR) and the consolidated schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of International Bond Fund as of October 31, 2017, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period August 5, 2016 (commencement of operations) through October 31, 2016, (two of the funds constituting the TIAA-CREF Funds, hereafter collectively referred to as the “Funds”), in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and schedules of investments (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities as of October 31, 2017 by correspondence with the custodian and brokers, and the application of alternative auditing procedures where securities purchased confirmations had not been received, provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

December 15, 2017

356

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA-CREF FUNDS

Dated: December 15, 2017	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: December 15, 2017	By:	/s/Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: December 15, 2017	By:	/s/E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal Accounting Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer